UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04556

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 482-8991

Tané T. Tyler, Esq., 1801 California St., Suite 5200, Denver, Colorado 80202

(Name and Address of Agent for Service)

Date of fiscal year end: October 31

Date of reporting period: November 1, 2015 – January 31, 2016

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of Registrant as of January 31, 2016 are attached.

ClearTrack 2015

SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 65.2%
International Equity Funds - 15.9%
Vanguard FTSE Developed Markets ETF	97,179	$ 3,371,140
Vanguard FTSE Emerging Markets ETF (A)	21,433	660,779

		4,031,919

International Fixed Income Fund - 9.2%
Vanguard Total International Bond ETF	43,724	2,342,295

U.S. Equity Funds - 18.0%
Schwab U.S. Large-Cap ETF	64,819	2,979,081
Schwab U.S. REIT ETF	20,735	789,382
Schwab U.S. Small-Cap ETF	16,560	793,555

		4,562,018

U.S. Fixed Income Funds - 22.1%
iShares Core U.S. Aggregate Bond ETF	39,535	4,321,571
iShares TIPS Bond ETF	7,376	821,686
SPDR Barclays High Yield Bond ETF	13,875	460,789

		5,604,046

Total Exchange-Traded Funds (Cost $17,014,623)		16,540,278

SECURITIES LENDING COLLATERAL - 2.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.45% (B)	621,684	621,684

Total Securities Lending Collateral (Cost $621,684)		621,684

	Principal	Value
REPURCHASE AGREEMENT - 40.7%
State Street Bank & Trust Co. 0.03% (B), dated 01/29/2016, to be repurchased at $10,318,842 on 02/01/2016. Collateralized by a U.S. Government Agency Obligation, 1.25%, due 05/25/2018, and with a value of $10,528,077.	$ 10,318,816	10,318,816

Total Repurchase Agreement (Cost $10,318,816)		10,318,816

Total Investments (Cost $27,955,123) (C)		27,480,778
Net Other Assets (Liabilities) - (8.3)%		(2,103,894)

Net Assets - 100.0%		$ 25,376,884

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2016 Form N-Q

ClearTrack 2015

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at January 31, 2016
ASSETS
Investments
Exchange-Traded Funds	$16,540,278	$—	$—	$16,540,278
Securities Lending Collateral	621,684	—	—	621,684
Repurchase Agreement	—	10,318,816	—	10,318,816

Total Investments	$17,161,962	$10,318,816	$—	$27,480,778

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $608,461. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at January 31, 2016.
(C)

Aggregate cost for federal income tax purposes is $27,955,123. Aggregate gross unrealized appreciation and depreciation for all securities is $42,885 and $517,230, respectively. Net unrealized depreciation for tax purposes is $474,345.

(D)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2016 Form N-Q

ClearTrack 2020

SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 59.4%
International Equity Funds - 15.7%
Vanguard FTSE Developed Markets ETF	97,195	$ 3,371,694
Vanguard FTSE Emerging Markets ETF (A)	20,872	643,484

		4,015,178

International Fixed Income Fund - 8.4%
Vanguard Total International Bond ETF	40,210	2,154,050

U.S. Equity Funds - 17.9%
Schwab U.S. Large-Cap ETF	67,966	3,123,717
Schwab U.S. REIT ETF	19,072	726,071
Schwab U.S. Small-Cap ETF	15,250	730,780

		4,580,568

U.S. Fixed Income Funds - 17.4%
iShares Core U.S. Aggregate Bond ETF	31,596	3,453,759
iShares TIPS Bond ETF	6,784	755,738
SPDR Barclays High Yield Bond ETF	7,926	263,222

		4,472,719

Total Exchange-Traded Funds (Cost $15,720,038)		15,222,515

SECURITIES LENDING COLLATERAL - 2.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.45% (B)	611,636	611,636

Total Securities Lending Collateral (Cost $611,636)		611,636

	Principal	Value
REPURCHASE AGREEMENT - 45.3%
State Street Bank & Trust Co. 0.03% (B), dated 01/29/2016, to be repurchased at $11,609,681 on 02/01/2016. Collateralized by a U.S. Government Agency Obligation, 1.25%, due 05/25/2018, and with a value of $11,845,339.	$ 11,609,652	11,609,652

Total Repurchase Agreement (Cost $11,609,652)		11,609,652

Total Investments (Cost $27,941,326) (C)		27,443,803
Net Other Assets (Liabilities) - (7.1)%		(1,812,946)

Net Assets - 100.0%		$ 25,630,857

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2016 Form N-Q

ClearTrack 2020

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at January 31, 2016
ASSETS
Investments
Exchange-Traded Funds	$15,222,515	$—	$—	$15,222,515
Securities Lending Collateral	611,636	—	—	611,636
Repurchase Agreement	—	11,609,652	—	11,609,652

Total Investments	$15,834,151	$11,609,652	$—	$27,443,803

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $598,626. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at January 31, 2016.
(C)

Aggregate cost for federal income tax purposes is $27,941,326. Aggregate gross unrealized appreciation and depreciation for all securities is $34,134 and $531,657, respectively. Net unrealized depreciation for tax purposes is $497,523.

(D)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2016 Form N-Q

ClearTrack 2025

SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 95.6%
International Equity Funds - 26.5%
Vanguard FTSE Developed Markets ETF (A)	180,365	$ 6,256,862
Vanguard FTSE Emerging Markets ETF (A)	36,178	1,115,368

		7,372,230

International Fixed Income Funds - 14.5%
iShares JPMorgan USD Emerging Markets Bond ETF (A)	732	77,460
Vanguard Total International Bond ETF	73,833	3,955,234

		4,032,694

U.S. Equity Funds - 30.8%
Schwab U.S. Large-Cap ETF	133,124	6,118,379
Schwab U.S. REIT ETF	32,823	1,249,572
Schwab U.S. Small-Cap ETF (A)	24,982	1,197,137

		8,565,088

U.S. Fixed Income Funds - 23.8%
iShares Core U.S. Aggregate Bond ETF	46,528	5,085,976
iShares TIPS Bond ETF	12,490	1,391,386
SPDR Barclays High Yield Bond ETF	4,211	139,847

		6,617,209

Total Exchange-Traded Funds (Cost $27,770,233)		26,587,221

SECURITIES LENDING COLLATERAL - 25.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.45% (B)	7,156,526	7,156,526

Total Securities Lending Collateral (Cost $7,156,526)		7,156,526

	Principal	Value
REPURCHASE AGREEMENT - 2.4%
State Street Bank & Trust Co. 0.03% (B), dated 01/29/2016, to be repurchased at $672,449 on 02/01/2016. Collateralized by a U.S. Government Agency Obligation, 1.25%, due 05/25/2018, and with a value of $686,178.	$ 672,447	672,447

Total Repurchase Agreement (Cost $672,447)		672,447

Total Investments (Cost $35,599,206) (C)		34,416,194
Net Other Assets (Liabilities) - (23.7)%		(6,589,552)

Net Assets - 100.0%		$ 27,826,642

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2016 Form N-Q

ClearTrack 2025

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at January 31, 2016
ASSETS
Investments
Exchange-Traded Funds	$26,587,221	$—	$—	$26,587,221
Securities Lending Collateral	7,156,526	—	—	7,156,526
Repurchase Agreement	—	672,447	—	672,447

Total Investments	$33,743,747	$672,447	$—	$34,416,194

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $6,995,219. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at January 31, 2016.
(C)

Aggregate cost for federal income tax purposes is $35,599,206. Aggregate gross unrealized appreciation and depreciation for all securities is $80,640 and $1,263,652, respectively. Net unrealized depreciation for tax purposes is $1,183,012.

(D)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2016 Form N-Q

ClearTrack 2030

SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 96.4%
International Equity Funds - 26.8%
Vanguard FTSE Developed Markets ETF (A)	163,461	$ 5,670,462
Vanguard FTSE Emerging Markets ETF (A)	23,953	738,471

		6,408,933

International Fixed Income Funds - 16.3%
iShares JPMorgan USD Emerging Markets Bond ETF (A)	4,842	512,381
Vanguard Total International Bond ETF	63,018	3,375,874

		3,888,255

U.S. Equity Funds - 36.5%
Schwab U.S. Large-Cap ETF (A)	143,076	6,575,773
Schwab U.S. REIT ETF	28,527	1,086,023
Schwab U.S. Small-Cap ETF	21,715	1,040,583

		8,702,379

U.S. Fixed Income Funds - 16.8%
iShares Core U.S. Aggregate Bond ETF	24,646	2,694,054
iShares TIPS Bond ETF	10,853	1,209,024
SPDR Barclays High Yield Bond ETF	3,389	112,549

		4,015,627

Total Exchange-Traded Funds (Cost $24,121,658)		23,015,194

SECURITIES LENDING COLLATERAL - 28.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.45% (B)	6,745,932	6,745,932

Total Securities Lending Collateral (Cost $6,745,932)		6,745,932

	Principal	Value
REPURCHASE AGREEMENT - 3.1%
State Street Bank & Trust Co. 0.03% (B), dated 01/29/2016, to be repurchased at $733,549 on 02/01/2016. Collateralized by a U.S. Government Agency Obligation, 1.25%, due 05/25/2018, and with a value of $751,290.	$ 733,547	733,547

Total Repurchase Agreement (Cost $733,547)		733,547

Total Investments (Cost $31,601,137) (C)		30,494,673
Net Other Assets (Liabilities) - (27.8)%		(6,625,576)

Net Assets - 100.0%		$ 23,869,097

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2016 Form N-Q

ClearTrack 2030

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at January 31, 2016
ASSETS
Investments
Exchange-Traded Funds	$23,015,194	$—	$—	$23,015,194
Securities Lending Collateral	6,745,932	—	—	6,745,932
Repurchase Agreement	—	733,547	—	733,547

Total Investments	$29,761,126	$733,547	$—	$30,494,673

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $6,594,194. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at January 31, 2016.
(C)

Aggregate cost for federal income tax purposes is $31,601,137. Aggregate gross unrealized appreciation and depreciation for all securities is $56,897 and $1,163,361, respectively. Net unrealized depreciation for tax purposes is $1,106,464.

(D)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2016 Form N-Q

ClearTrack 2035

SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 97.3%
International Equity Funds - 28.8%
Vanguard FTSE Developed Markets ETF	161,805	$ 5,613,015
Vanguard FTSE Emerging Markets ETF (A)	15,014	462,882

		6,075,897

International Fixed Income Funds - 13.3%
iShares JPMorgan USD Emerging Markets Bond ETF (A)	9,283	982,327
Vanguard Total International Bond ETF	34,264	1,835,523

		2,817,850

U.S. Equity Funds - 45.5%
Schwab U.S. Large-Cap ETF (A)	165,567	7,609,459
Schwab U.S. REIT ETF	27,041	1,029,451
Schwab U.S. Small-Cap ETF	20,586	986,481

		9,625,391

U.S. Fixed Income Funds - 9.7%
iShares Core U.S. Aggregate Bond ETF	16,392	1,791,810
SPDR Barclays High Yield Bond ETF	7,616	252,927

		2,044,737

Total Exchange-Traded Funds (Cost $21,581,685)		20,563,875

SECURITIES LENDING COLLATERAL - 28.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.45% (B)	5,958,516	5,958,516

Total Securities Lending Collateral (Cost $5,958,516)		5,958,516

	Principal	Value
REPURCHASE AGREEMENT - 2.9%
State Street Bank & Trust Co. 0.03% (B), dated 01/29/2016, to be repurchased at $615,285 on 02/01/2016. Collateralized by a U.S. Government Agency Obligation, 1.25%, due 05/25/2018, and with a value of $631,084.	$ 615,283	615,283

Total Repurchase Agreement (Cost $615,283)		615,283

Total Investments (Cost $28,155,484) (C)		27,137,674
Net Other Assets (Liabilities) - (28.4)%		(5,996,579)

Net Assets - 100.0%		$ 21,141,095

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2016 Form N-Q

ClearTrack 2035

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at January 31, 2016
ASSETS
Investments
Exchange-Traded Funds	$20,563,875	$—	$—	$20,563,875
Securities Lending Collateral	5,958,516	—	—	5,958,516
Repurchase Agreement	—	615,283	—	615,283

Total Investments	$26,522,391	$615,283	$—	$27,137,674

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $5,827,403. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at January 31, 2016.
(C)

Aggregate cost for federal income tax purposes is $28,155,484. Aggregate gross unrealized appreciation and depreciation for all securities is $30,944 and $1,048,754, respectively. Net unrealized depreciation for tax purposes is $1,017,810.

(D)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2016 Form N-Q

ClearTrack 2040

SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 97.8%
International Equity Funds - 29.1%
Vanguard FTSE Developed Markets ETF	142,379	$ 4,939,128
Vanguard FTSE Emerging Markets ETF (A)	8,692	267,974

		5,207,102

International Fixed Income Fund - 5.2%
iShares JPMorgan USD Emerging Markets Bond ETF	8,689	919,470

U.S. Equity Funds - 56.0%
Schwab U.S. Large-Cap ETF (A)	180,348	8,288,794
Schwab U.S. REIT ETF	23,176	882,310
Schwab U.S. Small-Cap ETF	17,636	845,117

		10,016,221

U.S. Fixed Income Funds - 7.5%
iShares Core U.S. Aggregate Bond ETF	7,490	818,732
SPDR Barclays High Yield Bond ETF	15,880	527,375

		1,346,107

Total Exchange-Traded Funds (Cost $18,541,917)		17,488,900

SECURITIES LENDING COLLATERAL - 23.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.45% (B)	4,197,173	4,197,173

Total Securities Lending Collateral (Cost $4,197,173)		4,197,173

	Principal	Value
REPURCHASE AGREEMENT - 1.5%
State Street Bank & Trust Co. 0.03% (B), dated 01/29/2016, to be repurchased at $272,197 on 02/01/2016. Collateralized by a U.S. Government Obligation, 1.00%, due 05/31/2018, and with a value of $281,137.	$ 272,197	272,197

Total Repurchase Agreement (Cost $272,197)		272,197

Total Investments (Cost $23,011,287) (C)		21,958,270
Net Other Assets (Liabilities) - (22.8)%		(4,070,710)

Net Assets - 100.0%		$ 17,887,560

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2016 Form N-Q

ClearTrack 2040

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at January 31, 2016
ASSETS
Investments
Exchange-Traded Funds	$17,488,900	$—	$—	$17,488,900
Securities Lending Collateral	4,197,173	—	—	4,197,173
Repurchase Agreement	—	272,197	—	272,197

Total Investments	$21,686,073	$272,197	$—	$21,958,270

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $4,104,525. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at January 31, 2016.
(C)

Aggregate cost for federal income tax purposes is $23,011,287. Aggregate gross unrealized appreciation and depreciation for all securities is $2,568 and $1,055,585, respectively. Net unrealized depreciation for tax purposes is $1,053,017.

(D)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2016 Form N-Q

ClearTrack 2045

SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 97.9%
International Equity Funds - 29.3%
Vanguard FTSE Developed Markets ETF	91,576	$ 3,176,771
Vanguard FTSE Emerging Markets ETF (A)	17,397	536,350

		3,713,121

International Fixed Income Fund - 3.5%
iShares JPMorgan USD Emerging Markets Bond ETF	4,245	449,206

U.S. Equity Funds - 62.0%
Schwab U.S. Large-Cap ETF	137,630	6,325,475
Schwab U.S. REIT ETF	16,531	629,335
Schwab U.S. Small-Cap ETF	19,047	912,732

		7,867,542

U.S. Fixed Income Funds - 3.1%
iShares Core U.S. Aggregate Bond ETF	3,641	397,998

Total Exchange-Traded Funds (Cost $13,258,379)		12,427,867

SECURITIES LENDING COLLATERAL - 4.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.45% (B)	536,067	536,067

Total Securities Lending Collateral (Cost $536,067)		536,067

	Principal	Value
REPURCHASE AGREEMENT - 2.3%
State Street Bank & Trust Co. 0.03% (B), dated 01/29/2016, to be repurchased at $287,724 on 02/01/2016. Collateralized by a U.S. Government Obligation, 1.00%, due 05/31/2018, and with a value of $296,198.	$ 287,723	287,723

Total Repurchase Agreement (Cost $287,723)		287,723

Total Investments (Cost $14,082,169) (C)		13,251,657
Net Other Assets (Liabilities) - (4.4)%		(559,501)

Net Assets - 100.0%		$ 12,692,156

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2016 Form N-Q

ClearTrack 2045

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at January 31, 2016
ASSETS
Investments
Exchange-Traded Funds	$12,427,867	$—	$—	$12,427,867
Securities Lending Collateral	536,067	—	—	536,067
Repurchase Agreement	—	287,723	—	287,723

Total Investments	$12,963,934	$287,723	$—	$13,251,657

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $524,665. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at January 31, 2016.
(C)

Aggregate cost for federal income tax purposes is $14,082,169. Aggregate gross unrealized appreciation and depreciation for all securities is $1,401 and $831,913, respectively. Net unrealized depreciation for tax purposes is $830,512.

(D)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2016 Form N-Q

ClearTrack 2050

SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 98.0%
International Equity Funds - 29.3%
Vanguard FTSE Developed Markets ETF	57,993	$ 2,011,777
Vanguard FTSE Emerging Markets ETF (A)	11,016	339,624

		2,351,401

International Fixed Income Fund - 3.5%
iShares JPMorgan USD Emerging Markets Bond ETF	2,688	284,444

U.S. Equity Funds - 62.1%
Schwab U.S. Large-Cap ETF	87,193	4,007,390
Schwab U.S. REIT ETF	10,469	398,555
Schwab U.S. Small-Cap ETF	12,064	578,107

		4,984,052

U.S. Fixed Income Fund - 3.1%
iShares Core U.S. Aggregate Bond ETF	2,306	252,069

Total Exchange-Traded Funds (Cost $8,415,947)		7,871,966

SECURITIES LENDING COLLATERAL - 4.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.45% (B)	343,476	343,476

Total Securities Lending Collateral (Cost $343,476)		343,476

	Principal	Value
REPURCHASE AGREEMENT - 2.0%
State Street Bank & Trust Co. 0.03% (B), dated 01/29/2016, to be repurchased at $157,151 on 02/01/2016. Collateralized by a U.S. Government Obligation, 1.00%, due 05/31/2018, and with a value of $160,650.	$ 157,150	157,150

Total Repurchase Agreement (Cost $157,150)		157,150

Total Investments (Cost $8,916,573) (C)		8,372,592
Net Other Assets (Liabilities) - (4.3)%		(342,111)

Net Assets - 100.0%		$ 8,030,481

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2016 Form N-Q

ClearTrack 2050

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at January 31, 2016
ASSETS
Investments
Exchange-Traded Funds	$7,871,966	$—	$—	$7,871,966
Securities Lending Collateral	343,476	—	—	343,476
Repurchase Agreement	—	157,150	—	157,150

Total Investments	$8,215,442	$157,150	$—	$8,372,592

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $336,170. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at January 31, 2016.
(C)

Aggregate cost for federal income tax purposes is $8,916,573. Aggregate gross unrealized appreciation and depreciation for all securities is $651 and $544,632, respectively. Net unrealized depreciation for tax purposes is $543,981.

(D)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2016 Form N-Q

ClearTrack Retirement Income

SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 95.0%
International Equity Funds - 14.3%
Vanguard FTSE Developed Markets ETF	91,167	$ 3,162,583
Vanguard FTSE Emerging Markets ETF (A)	24,039	741,123

		3,903,706

International Fixed Income Fund - 13.9%
Vanguard Total International Bond ETF	70,659	3,785,203

U.S. Equity Funds - 15.2%
Schwab U.S. Large-Cap ETF (A)	39,179	1,800,667
Schwab U.S. REIT ETF	31,407	1,195,664
Schwab U.S. Small-Cap ETF (A)	23,905	1,145,528

		4,141,859

U.S. Fixed Income Funds - 51.6%
iShares Core U.S. Aggregate Bond ETF	99,363	10,861,369
iShares TIPS Bond ETF	11,953	1,331,564
SPDR Barclays High Yield Bond ETF	56,346	1,871,251

		14,064,184

Total Exchange-Traded Funds (Cost $26,520,520)		25,894,952

SECURITIES LENDING COLLATERAL - 9.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.45% (B)	2,582,379	2,582,379

Total Securities Lending Collateral (Cost $2,582,379)		2,582,379

	Principal	Value
REPURCHASE AGREEMENT - 2.4%
State Street Bank & Trust Co. 0.03% (B), dated 01/29/2016, to be repurchased at $666,183 on 02/01/2016. Collateralized by a U.S. Government Obligation, 1.00%, due 05/31/2018, and with a value of $682,761.	$ 666,181	666,181

Total Repurchase Agreement (Cost $666,181)		666,181

Total Investments (Cost $29,769,080) (C)		29,143,512
Net Other Assets (Liabilities) - (6.9)%		(1,881,825)

Net Assets - 100.0%		$ 27,261,687

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2016 Form N-Q

ClearTrack Retirement Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at January 31, 2016
ASSETS
Investments
Exchange-Traded Funds	$25,894,952	$—	$—	$25,894,952
Securities Lending Collateral	2,582,379	—	—	2,582,379
Repurchase Agreement	—	666,181	—	666,181

Total Investments	$28,477,331	$666,181	$—	$29,143,512

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $2,525,881. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at January 31, 2016.
(C)

Aggregate cost for federal income tax purposes is $29,769,080. Aggregate gross unrealized appreciation and depreciation for all securities is $103,062 and $728,630, respectively. Net unrealized depreciation for tax purposes is $625,568.

(D)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2016 Form N-Q

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Alternative Funds - 1.5%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D) (E) (F)	7,891	$ 53,310
Transamerica Global Multifactor Macro (G)	1,447,605	14,099,671

		14,152,981

International Equity Funds - 7.0%
Transamerica Developing Markets Equity (A) (G)	1,861,342	15,449,137
Transamerica Emerging Markets Equity (G)	641,835	4,736,745
Transamerica International Equity (G)	1,228,358	19,211,517
Transamerica International Equity Opportunities (G)	1,858,742	12,713,799
Transamerica International Small Cap (G)	769,619	6,680,291
Transamerica International Small Cap Value (G)	631,159	6,904,881

		65,696,370

International Fixed Income Funds - 6.2%
Transamerica Emerging Markets Debt (G)	1,416,583	13,075,058
Transamerica Inflation Opportunities (A) (G)	4,769,106	45,068,055

		58,143,113

U.S. Alternative Funds - 3.6%
Transamerica Arbitrage Strategy Liquidating Trust (A) (B) (C) (D) (E) (F)	13,251	140,733
Transamerica Event Driven (G)	970,810	8,912,038
Transamerica Managed Futures Strategy (G)	2,676,809	24,251,890

		33,304,661

U.S. Commodity Fund - 0.5%
Transamerica Commodity Strategy (A) (G)	864,914	4,601,344

U.S. Equity Funds - 24.2%
Transamerica Capital Growth (G)	1,307,887	20,089,142
Transamerica Concentrated Growth (G)	1,228,616	18,822,390
Transamerica Dividend Focused (G)	4,558,326	46,950,756
Transamerica Growth (G)	2,666,310	31,995,716
Transamerica Growth Opportunities (G)	1,623,857	13,185,718
Transamerica Large Cap Value (G)	4,507,369	48,544,361
Transamerica Mid Cap Value (G)	655,363	9,089,889
Transamerica Mid Cap Value Opportunities (G)	411,217	4,264,324
Transamerica Small Cap Core (G)	520,948	4,568,717
Transamerica Small Cap Growth (G)	571,738	6,186,204
Transamerica Small Cap Value (G)	76,866	682,573
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D) (E) (F)	1,529	3,831
Transamerica US Growth (G)	1,395,946	22,125,737

		226,509,358

U.S. Fixed Income Funds - 55.7%
Transamerica Bond (G)	6,043,434	52,880,048
Transamerica Core Bond (G)	14,300,582	143,434,842
Transamerica Flexible Income (G)	2,304,620	20,741,576
Transamerica Floating Rate (G)	2,007,284	19,269,928
Transamerica High Yield Bond (G)	1,939,849	16,178,342
Transamerica Intermediate Bond (G)	6,044,946	60,993,501

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Short-Term Bond (G)	6,552,232	$ 64,867,101
Transamerica Total Return (G)	14,212,123	142,405,469

		520,770,807

U.S. Mixed Allocation Fund - 1.4%
Transamerica MLP & Energy Income (G)	2,225,937	13,177,548

Total Investment Companies (Cost $944,468,034)		936,356,182

Total Investments (Cost $944,468,034) (H)		936,356,182
Net Other Assets (Liabilities) - (0.1)%		(1,304,825)

Net Assets - 100.0%		$ 935,051,357

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2016 Form N-Q

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (J)	Value at January 31, 2016
ASSETS
Investments
Investment Companies	$936,158,308	$—	$197,874	$936,356,182

Total Investments	$936,158,308	$—	$197,874	$936,356,182

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	Investment in affiliated company of Transamerica Asset Management, Inc.
(C)

Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $197,874, representing less than 0.1% of the Fund’s net assets.

(D)	Illiquid security. Total aggregate value of illiquid securities is $197,874, representing less than 0.1% of the Fund’s net assets.
(E)	Restricted securities held by the Fund as of January 31, 2016 are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$81,188	$53,310	0.0	%(K)
Investment Companies	Transamerica Arbitrage Strategy Liquidating Trust	09/18/2015	132,510	140,733	0.0	(K)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	15,291	3,831	0.0	(K)

Total			$228,989	$197,874	0.0	%(K)

(F)	Security is Level 3 of the fair value hierarchy.
(G)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(H)

Aggregate cost for federal income tax purposes is $944,468,034. Aggregate gross unrealized appreciation and depreciation for all securities is $29,502,012 and $37,613,864, respectively. Net unrealized depreciation for tax purposes is $8,111,852.

(I)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(J)	Level 3 securities were not considered significant to the Fund.
(K)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2016 Form N-Q

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Alternative Funds - 2.9%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D) (E) (F)	5,149	$ 34,785
Transamerica Global Multifactor Macro (G)	4,135,886	40,283,530

		40,318,315

International Equity Funds - 22.8%
Transamerica Developing Markets Equity (A) (G)	8,530,274	70,801,275
Transamerica Emerging Markets Equity (G)	4,661,710	34,403,419
Transamerica Global Real Estate Securities (G)	401,244	5,320,491
Transamerica International Equity (G)	5,649,109	88,352,058
Transamerica International Equity Opportunities (G)	8,531,746	58,357,142
Transamerica International Small Cap (G)	3,506,995	30,440,714
Transamerica International Small Cap Value (G)	2,917,213	31,914,314

		319,589,413

U.S. Alternative Funds - 8.1%
Transamerica Event Driven (G)	4,012,395	36,833,787
Transamerica Managed Futures Strategy (G)	8,488,500	76,905,813

		113,739,600

U.S. Equity Funds - 62.0%
Transamerica Capital Growth (G)	4,508,725	69,254,014
Transamerica Concentrated Growth (G)	4,039,451	61,884,393
Transamerica Dividend Focused (G)	16,697,837	171,987,725
Transamerica Growth (G)	9,290,600	111,487,201
Transamerica Growth Opportunities (G)	4,996,225	40,569,350
Transamerica Large Cap Value (G)	16,850,920	181,484,411
Transamerica Mid Cap Value (G)	4,921,018	68,254,524
Transamerica Mid Cap Value Opportunities (G)	2,710,894	28,111,966
Transamerica Small Cap Core (G)	409,513	3,591,426
Transamerica Small Cap Growth (G)	2,715,343	29,380,009
Transamerica Small Cap Value (G)	2,930,798	26,025,491
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D) (E) (F)	5,111	12,806
Transamerica US Growth (G)	4,806,138	76,177,285

		868,220,601

U.S. Mixed Allocation Fund - 4.3%
Transamerica MLP & Energy Income (G)	10,132,378	59,983,677

Total Investment Companies (Cost $1,365,592,318)		1,401,851,606

Total Investments (Cost $1,365,592,318) (H)		1,401,851,606
Net Other Assets (Liabilities) - (0.1)%		(1,313,154)

Net Assets - 100.0%		$ 1,400,538,452

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2016 Form N-Q

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (J)	Value at January 31, 2016
ASSETS
Investments
Investment Companies	$1,401,804,015	$—	$47,591	$1,401,851,606

Total Investments	$1,401,804,015	$—	$47,591	$1,401,851,606

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	Investment in affiliated company of Transamerica Asset Management, Inc.
(C)

Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $47,591, representing less than 0.1% of the Fund’s net assets.

(D)	Illiquid security. Total aggregate value of illiquid securities is $47,591, representing less than 0.1% of the Fund’s net assets.
(E)	Restricted securities held by the Fund as of January 31, 2016 are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$52,975	$34,785	0.0	%(K)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	51,111	12,806	0.0	(K)

Total			$104,086	$47,591	0.0	%(K)

(F)	Security is Level 3 of the fair value hierarchy.
(G)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(H)

Aggregate cost for federal income tax purposes is $1,365,592,318. Aggregate gross unrealized appreciation and depreciation for all securities is $103,673,660 and $67,414,372, respectively. Net unrealized appreciation for tax purposes is $36,259,288.

(I)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(J)	Level 3 securities were not considered significant to the Fund.
(K)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2016 Form N-Q

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Alternative Funds - 1.7%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D) (E) (F)	34,418	$ 232,517
Transamerica Global Multifactor Macro (G)	4,639,160	45,185,422

		45,417,939

International Equity Funds - 17.3%
Transamerica Developing Markets Equity (B) (G)	12,465,135	103,460,617
Transamerica Emerging Markets Equity (G)	6,779,832	50,035,158
Transamerica Global Real Estate Securities (G)	1,040,067	13,791,293
Transamerica International Equity (G)	8,058,879	126,040,875
Transamerica International Equity Opportunities (G)	12,039,203	82,348,150
Transamerica International Small Cap (G)	4,994,158	43,349,293
Transamerica International Small Cap Value (G)	4,120,374	45,076,897

		464,102,283

International Fixed Income Funds - 2.4%
Transamerica Emerging Markets Debt (G)	1,481,329	13,672,669
Transamerica Inflation Opportunities (B) (G)	5,358,855	50,641,180

		64,313,849

U.S. Alternative Funds - 3.7%
Transamerica Arbitrage Strategy Liquidating Trust (A) (B) (C) (D) (E) (F)	43,273	459,580
Transamerica Event Driven (G)	2,894,786	26,574,138
Transamerica Managed Futures Strategy (G)	7,918,551	71,742,068

		98,775,786

U.S. Commodity Fund - 0.6%
Transamerica Commodity Strategy (B) (G)	2,952,462	15,707,097

U.S. Equity Funds - 47.9%
Transamerica Capital Growth (G)	6,823,379	104,807,101
Transamerica Concentrated Growth (G)	5,986,904	91,719,364
Transamerica Dividend Focused (G)	24,859,474	256,052,581
Transamerica Growth (G)	13,943,241	167,318,889
Transamerica Growth Opportunities (G)	9,252,491	75,130,227
Transamerica Large Cap Value (G)	24,665,614	265,648,667
Transamerica Mid Cap Value (G)	7,413,898	102,830,761
Transamerica Mid Cap Value Opportunities (G)	4,334,872	44,952,621
Transamerica Small Cap Core (G)	1,743,640	15,291,723
Transamerica Small Cap Growth (G)	2,020,403	21,860,762
Transamerica Small Cap Value (G)	2,379,515	21,130,095
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D) (E) (F)	4,660	11,676
Transamerica US Growth (G)	7,292,964	115,593,472

		1,282,347,939

U.S. Fixed Income Funds - 23.6%
Transamerica Bond (G)	7,192,549	62,934,808
Transamerica Core Bond (G)	18,122,820	181,771,886
Transamerica Flexible Income (G)	5,307,043	47,763,390
Transamerica Floating Rate (G)	3,150,025	30,240,245
Transamerica High Yield Bond (G)	3,242,591	27,043,206
Transamerica Intermediate Bond (G)	7,609,682	76,781,689

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Short-Term Bond (G)	4,658,201	$ 46,116,193
Transamerica Total Return (G)	15,989,851	160,218,309

		632,869,726

U.S. Mixed Allocation Fund - 2.9%
Transamerica MLP & Energy Income (G)	13,373,123	79,168,888

Total Investment Companies (Cost $2,669,763,709)		2,682,703,507

Total Investments (Cost $2,669,763,709) (H)		2,682,703,507
Net Other Assets (Liabilities) - (0.1)%		(3,215,332)

Net Assets - 100.0%		$ 2,679,488,175

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2016 Form N-Q

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (J)	Value at January 31, 2016
ASSETS
Investments
Investment Companies	$2,681,999,734	$—	$703,773	$2,682,703,507

Total Investments	$2,681,999,734	$—	$703,773	$2,682,703,507

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in affiliated company of Transamerica Asset Management, Inc.
(B)	Non-income producing security.
(C)

Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $703,773, representing less than 0.1% of the Fund’s net assets.

(D)	Illiquid security. Total aggregate value of illiquid securities is $703,773, representing less than 0.1% of the Fund’s net assets.
(E)	Restricted securities held by the Fund as of January 31, 2016 are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$354,111	$232,517	0.0	%(K)
Investment Companies	Transamerica Arbitrage Strategy Liquidating Trust	09/18/2015	432,725	459,580	0.0	(K)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	46,600	11,676	0.0	(K)

Total			$833,436	$703,773	0.0	%(K)

(F)	Security is Level 3 of the fair value hierarchy.
(G)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(H)

Aggregate cost for federal income tax purposes is $2,669,763,709. Aggregate gross unrealized appreciation and depreciation for all securities is $151,091,181 and $138,151,383, respectively. Net unrealized appreciation for tax purposes is $12,939,798.

(I)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(J)	Level 3 securities were not considered significant to the Fund.
(K)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2016 Form N-Q

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Alternative Funds - 1.6%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D) (E) (F)	21,365	$ 144,334
Transamerica Global Multifactor Macro (G)	3,251,734	31,671,888

		31,816,222

International Equity Funds - 11.3%
Transamerica Developing Markets Equity (A) (G)	6,252,835	51,898,532
Transamerica Emerging Markets Equity (G)	3,374,509	24,903,877
Transamerica International Equity (G)	3,866,305	60,469,017
Transamerica International Equity Opportunities (G)	5,838,634	39,936,254
Transamerica International Small Cap (G)	2,434,672	21,132,952
Transamerica International Small Cap Value (G)	1,995,637	21,832,273

		220,172,905

International Fixed Income Funds - 4.2%
Transamerica Emerging Markets Debt (G)	2,669,198	24,636,700
Transamerica Inflation Opportunities (A) (G)	6,027,593	56,960,754

		81,597,454

U.S. Alternative Funds - 3.6%
Transamerica Arbitrage Strategy Liquidating Trust (A) (B) (C) (D) (E) (F)	28,370	301,303
Transamerica Event Driven (G)	2,099,303	19,271,598
Transamerica Managed Futures Strategy (G)	5,700,195	51,643,764

		71,216,665

U.S. Commodity Fund - 0.6%
Transamerica Commodity Strategy (A) (G)	2,223,950	11,831,412

U.S. Equity Funds - 33.6%
Transamerica Capital Growth (G)	3,473,727	53,356,445
Transamerica Concentrated Growth (G)	3,418,810	52,376,163
Transamerica Dividend Focused (G)	12,847,423	132,328,455
Transamerica Growth (G)	7,004,102	84,049,224
Transamerica Growth Opportunities (G)	4,871,890	39,559,743
Transamerica Large Cap Value (G)	12,623,364	135,953,634
Transamerica Mid Cap Value (G)	3,379,258	46,870,303
Transamerica Mid Cap Value Opportunities (G)	2,039,023	21,144,666
Transamerica Small Cap Core (G)	1,011,309	8,869,176
Transamerica Small Cap Growth (G)	1,269,834	13,739,600
Transamerica Small Cap Value (G)	1,319,470	11,716,890
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D) (E) (F)	2,887	7,233
Transamerica US Growth (G)	3,628,057	57,504,708

		657,476,240

U.S. Fixed Income Funds - 43.1%
Transamerica Bond (G)	9,219,804	80,673,286
Transamerica Core Bond (G)	24,111,395	241,837,290
Transamerica Flexible Income (G)	6,633,715	59,703,437
Transamerica Floating Rate (G)	3,309,053	31,766,913
Transamerica High Yield Bond (G)	2,577,434	21,495,801
Transamerica Intermediate Bond (G)	9,954,345	100,439,338

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Short-Term Bond (G)	8,166,750	$ 80,850,821
Transamerica Total Return (G)	22,631,646	226,769,097

		843,535,983

U.S. Mixed Allocation Fund - 2.1%
Transamerica MLP & Energy Income (G)	6,807,498	40,300,385

Total Investment Companies (Cost $1,976,835,914)		1,957,947,266

Total Investments (Cost $1,976,835,914) (H)		1,957,947,266
Net Other Assets (Liabilities) - (0.1)%		(1,789,493)

Net Assets - 100.0%		$ 1,956,157,773

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2016 Form N-Q

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (J)	Value at January 31, 2016
ASSETS
Investments
Investment Companies	$1,957,494,396	$—	$452,870	$1,957,947,266

Total Investments	$1,957,494,396	$—	$452,870	$1,957,947,266

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	Investment in affiliated company of Transamerica Asset Management, Inc.
(C)

Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $452,870, representing less than 0.1% of the Fund’s net assets.

(D)	Illiquid security. Total aggregate value of illiquid securities is $452,870, representing less than 0.1% of the Fund’s net assets.
(E)	Restricted securities held by the Fund as of January 31, 2016 are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$219,813	$144,334	0.0	%(K)
Investment Companies	Transamerica Arbitrage Strategy Liquidating Trust	09/18/2015	283,697	301,303	0.0	(K)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	28,869	7,233	0.0	(K)

Total			$532,379	$452,870	0.0	%(K)

(F)	Security is Level 3 of the fair value hierarchy.
(G)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(H)

Aggregate cost for federal income tax purposes is $1,976,835,914. Aggregate gross unrealized appreciation and depreciation for all securities is $83,083,615 and $101,972,263, respectively. Net unrealized depreciation for tax purposes is $18,888,648.

(I)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(J)	Level 3 securities were not considered significant to the Fund.
(K)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2016 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 10.5%
Cayman Islands - 0.6%
AIM Aviation Finance, Ltd.
Series 2015-1A, Class A1
4.21%, 02/15/2040 (A) (B)	$ 2,878,333	$ 2,836,799

United States - 9.9%
AMPLIT Trust
Series 2015-A, Class A
5.00%, 09/15/2021 (B)	3,479,282	3,461,885
CAM Mortgage LLC
Series 2015-1, Class A
3.50%, 07/15/2064 (A) (B)	1,152,836	1,150,588
Capital One Multi-Asset Execution Trust
Series 2013-A3, Class A3
0.96%, 09/16/2019	3,865,000	3,866,074
CarNow Auto Receivables Trust
Series 2014-1A, Class C
2.81%, 11/15/2018 (B)	1,575,000	1,560,810
Chase Issuance Trust
Series 2013-A8, Class A8
1.01%, 10/15/2018	2,940,000	2,941,522
CPS Auto Receivables Trust
Series 2014-C, Class C
3.77%, 08/17/2020 (B)	665,000	657,192
Series 2014-D, Class C
4.35%, 11/16/2020 (B)	1,030,000	1,030,896
CWABS Asset-Backed Certificates Trust
Series 2004-13, Class AF5B
4.97%, 05/25/2035 (A)	590,237	589,222
DT Auto Owner Trust
Series 2015-1A, Class D
4.26%, 02/15/2022 (B)	1,460,000	1,462,828
Series 2016-1A, Class D
4.66%, 12/15/2022 (B)	250,000	251,109
First Investors Auto Owner Trust
Series 2014-1A, Class D
3.28%, 04/15/2021 (B)	615,000	613,286
Series 2014-2A, Class D
3.47%, 02/15/2021 (B)	895,000	895,375
Series 2014-3A, Class D
3.85%, 02/15/2022 (B)	725,000	733,552
Flagship Credit Auto Trust
Series 2013-2, Class C
4.42%, 12/16/2019 (B)	1,690,000	1,722,641
Series 2015-1, Class C
3.76%, 06/15/2021 (B) (C)	1,400,000	1,394,532
GE Accounts Receivable Funding
Series 2010-3, Class TSTC
6.99%, 08/24/2017 (D) (E) (F)	2,000,000	2,000,000
Home Partners of America Trust
Series 2016-1, Class D
3.72%, 03/17/2033 (A) (B) (G)	1,000,000	956,304
Invitation Homes Trust
Series 2014-SFR2, Class D
3.18%, 09/17/2031 (A) (B)	940,000	901,914
Series 2014-SFR3, Class D
3.43%, 12/17/2031 (A) (B)	1,755,000	1,695,729
OneMain Financial Issuance Trust
Series 2015-1A, Class B
3.85%, 03/18/2026 (B)	1,685,000	1,694,335
Series 2015-2A, Class B
3.10%, 07/18/2025 (B)	2,015,000	1,988,100
Series 2015-3A, Class B

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
OneMain Financial Issuance Trust (continued)
4.16%, 11/20/2028 (B)	$ 980,000	$ 969,416
Progress Residential Trust
Series 2015-SFR3, Class D
4.67%, 11/12/2032 (B)	1,175,000	1,161,946
RCO Depositor II LLC
Series 2015-2A, Class A
4.50%, 09/25/2054 (A) (B)	1,862,581	1,857,390
SoFi Professional Loan Program LLC
Series 2014-B, Class A2
2.55%, 08/27/2029 (B)	331,133	331,386
Series 2015-A, Class A2
2.42%, 03/25/2030 (B)	2,515,551	2,504,396
Series 2015-D, Class B
3.59%, 10/26/2037 (B)	1,470,000	1,465,734
Springleaf Funding Trust
Series 2015-AA, Class B
3.62%, 11/15/2024 (B)	2,025,000	2,014,962
TAL Advantage V LLC
Series 2014-3A, Class A
3.27%, 11/21/2039 (B)	2,782,500	2,756,242
U.S. Residential Opportunity Fund IV Trust
Series 2015-1IV, Class A
3.72%, 02/27/2035 (B)	1,134,515	1,129,758

		45,759,124

Total Asset-Backed Securities (Cost $48,735,140)		48,595,923

CONVERTIBLE BONDS - 3.3%
United States - 3.3%
BioMarin Pharmaceutical, Inc.
0.75%, 10/15/2018	960,000	1,034,400
1.50%, 10/15/2020	1,333,000	1,470,466
Brocade Communications Systems, Inc.
1.38%, 01/01/2020	2,287,000	2,121,192
Hornbeck Offshore Services, Inc.
1.50%, 09/01/2019	980,000	515,112
Iconix Brand Group, Inc.
1.50%, 03/15/2018	731,000	366,414
Jarden Corp.
1.13%, 03/15/2034 (C)	990,000	1,153,969
KB Home
1.38%, 02/01/2019	160,000	138,400
Lennar Corp.
3.25%, 11/15/2021 (B)	445,000	803,503
Micron Technology, Inc.
Series G
3.00%, 11/15/2043	315,000	221,091
Nuance Communications, Inc.
1.50%, 11/01/2035	643,000	649,832
Redwood Trust, Inc.
4.63%, 04/15/2018	120,000	110,700
Rovi Corp.
0.50%, 03/01/2020 (B)	1,680,000	1,558,200
RTI International Metals, Inc.
1.63%, 10/15/2019 (C)	2,290,000	2,138,287
RWT Holdings, Inc.
5.63%, 11/15/2019	675,000	603,281
Whiting Petroleum Corp.
1.25%, 04/01/2020 (B)	4,395,000	2,381,541

Total Convertible Bonds (Cost $19,044,234)		15,266,388

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2016 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 68.7%
Austria - 0.0% (H)
OGX Austria GmbH
8.38%, 04/01/2022 (B) (F) (I)	$ 6,100,000	$ 61
8.50%, 06/01/2018 (B) (F) (I)	600,000	6

		67

Belgium - 0.7%
Delhaize Group
5.70%, 10/01/2040	2,845,000	2,995,557

Bermuda - 0.0% (H)
Aircastle, Ltd.
5.50%, 02/15/2022	145,000	144,275

Brazil - 1.7%
BRF SA
3.95%, 05/22/2023 (B) (C)	4,600,000	4,186,000
Cielo SA / Cielo USA, Inc.
3.75%, 11/16/2022 (B)	4,460,000	3,807,725

		7,993,725

Canada - 3.7%
Air Canada Pass-Through Trust
5.00%, 06/15/2025 (B)	5,740,000	5,653,900
Baytex Energy Corp.
5.13%, 06/01/2021 (B) (C)	20,000	12,000
5.63%, 06/01/2024 (B)	890,000	516,200
MEG Energy Corp.
6.38%, 01/30/2023 (B)	555,000	284,104
6.50%, 03/15/2021 (B)	375,000	212,813
7.00%, 03/31/2024 (B)	975,000	509,437
Methanex Corp.
5.25%, 03/01/2022	350,000	339,654
Pacific Exploration and Production Corp.
5.13%, 03/28/2023 (B)	150,000	17,925
5.63%, 01/19/2025 (B)	2,635,000	325,844
Repsol Oil & Gas Canada, Inc.
3.75%, 02/01/2021	1,625,000	1,324,107
Valeant Pharmaceuticals International, Inc.
5.50%, 03/01/2023 (B)	270,000	238,275
5.88%, 05/15/2023 (B)	1,000,000	895,000
6.38%, 10/15/2020 (B)	3,900,000	3,744,000
6.75%, 08/15/2021 (B)	1,670,000	1,619,900
7.25%, 07/15/2022 (B) (C)	1,395,000	1,360,125

		17,053,284

Cayman Islands - 0.1%
Transocean, Inc.
4.30%, 10/15/2022	1,085,000	523,512
7.13%, 12/15/2021 (C)	115,000	67,563

		591,075

Colombia - 0.5%
Ecopetrol SA
5.88%, 09/18/2023 (C)	1,829,000	1,608,971
5.88%, 05/28/2045	1,025,000	709,505

		2,318,476

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
France - 2.6%
Credit Agricole SA
4.38%, 03/17/2025 (B)	$ 5,785,000	$ 5,591,781
Societe Generale SA
4.25%, 04/14/2025 (B)	6,890,000	6,383,599

		11,975,380

Italy - 1.7%
Enel SpA
8.75%, 09/24/2073 (A) (B)	4,563,000	5,019,300
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (B)	2,710,000	2,599,172

		7,618,472

Luxembourg - 1.9%
Altice Financing SA
6.63%, 02/15/2023 (B)	880,000	864,600
Altice Luxembourg SA
7.75%, 05/15/2022 (B)	580,000	540,850
ArcelorMittal
8.00%, 10/15/2039	6,975,000	4,917,375
Telecom Italia Capital SA
6.38%, 11/15/2033	2,555,000	2,408,088

		8,730,913

Mexico - 1.3%
America Movil SAB de CV
8.46%, 12/18/2036	MXN 59,500,000	3,159,038
Petroleos Mexicanos
7.47%, 11/12/2026	59,910,000	2,906,448

		6,065,486

Netherlands - 2.7%
Embraer Netherlands Finance BV
5.05%, 06/15/2025	$ 465,000	417,337
Enel Finance International NV
6.00%, 10/07/2039 (B)	2,550,000	2,877,716
6.80%, 09/15/2037 (B)	100,000	121,976
ING Bank NV
5.80%, 09/25/2023 (B)	4,200,000	4,518,436
Petrobras Global Finance BV
6.25%, 03/17/2024 (C)	3,700,000	2,676,950
6.75%, 01/27/2041	1,260,000	791,847
6.88%, 01/20/2040	1,025,000	649,286
7.25%, 03/17/2044	920,000	602,600

		12,656,148

Spain - 1.0%
Telefonica Emisiones SAU
7.05%, 06/20/2036	3,965,000	4,676,357

United Kingdom - 1.7%
Barclays PLC
4.38%, 09/11/2024	5,815,000	5,667,648
Lloyds Banking Group PLC
4.50%, 11/04/2024 (C)	2,000,000	2,051,144
5.30%, 12/01/2045 (B)	228,000	231,349

		7,950,141

United States - 49.1%
Air Lease Corp.
3.75%, 02/01/2022	2,185,000	2,157,727
4.25%, 09/15/2024	1,865,000	1,804,387
Albemarle Corp.
4.15%, 12/01/2024	1,575,000	1,539,307

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2016 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Alcatel-Lucent USA, Inc.
6.45%, 03/15/2029	$ 3,835,000	$ 3,969,225
6.50%, 01/15/2028	1,865,000	1,888,312
Alcoa, Inc.
5.90%, 02/01/2027	1,975,000	1,619,500
6.75%, 01/15/2028	570,000	478,800
Allegheny Technologies, Inc.
5.95%, 01/15/2021	5,670,000	3,572,100
Ally Financial, Inc.
5.75%, 11/20/2025	1,935,000	1,930,162
American Airlines Pass-Through Trust
3.70%, 11/01/2024	1,099,102	1,062,590
4.38%, 04/01/2024	767,901	756,383
Antero Resources Corp.
5.13%, 12/01/2022	650,000	547,625
5.38%, 11/01/2021	210,000	177,975
Bank of America Corp.
4.25%, 10/22/2026, MTN	2,414,000	2,380,078
6.05%, 06/01/2034, MTN	820,000	889,692
Brambles USA, Inc.
4.13%, 10/23/2025 (B)	1,305,000	1,332,418
Bruce Mansfield Pass-Through Trust
6.85%, 06/01/2034	2,109,666	2,107,704
California Resources Corp.
5.00%, 01/15/2020	155,000	31,388
5.50%, 09/15/2021 (C)	1,755,000	351,000
6.00%, 11/15/2024 (C)	1,335,000	253,650
CBRE Services, Inc.
4.88%, 03/01/2026	5,935,000	6,024,921
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 02/15/2023 (C)	335,000	334,163
5.13%, 05/01/2023 (B)	2,895,000	2,895,000
CCO Safari II LLC
6.48%, 10/23/2045 (B)	1,110,000	1,117,479
CenturyLink, Inc.
7.60%, 09/15/2039	3,675,000	2,756,250
Chesapeake Energy Corp.
4.88%, 04/15/2022 (C)	3,890,000	1,030,850
5.75%, 03/15/2023 (C)	305,000	83,875
6.13%, 02/15/2021	455,000	126,263
6.63%, 08/15/2020	155,000	42,625
Cimarex Energy Co.
4.38%, 06/01/2024	800,000	700,328
Concho Resources, Inc.
6.50%, 01/15/2022	70,000	65,450
Continental Airlines Pass-Through Trust
5.50%, 04/29/2022	685,233	705,790
6.25%, 10/11/2021	223,986	234,905
Continental Resources, Inc.
3.80%, 06/01/2024 (C)	4,120,000	2,662,023
4.50%, 04/15/2023	1,290,000	885,302
Cox Communications, Inc.
3.85%, 02/01/2025 (B)	3,955,000	3,704,759
Crown Castle International Corp.
4.45%, 02/15/2026 (G)	2,210,000	2,223,631
Crown Castle Towers LLC
3.66%, 05/15/2045 (B)	3,075,000	3,062,884
CVS Pass-Through Trust
4.70%, 01/10/2036 (B)	5,191,248	5,343,452
DDR Corp.
3.63%, 02/01/2025	4,360,000	4,164,602
Energy Transfer Partners, LP
4.05%, 03/15/2025	2,125,000	1,741,134
5.20%, 02/01/2022	1,095,000	981,020
Forethought Financial Group, Inc.
8.63%, 04/15/2021 (B)	1,430,000	1,646,199

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Freeport-McMoRan, Inc.
4.55%, 11/14/2024 (C)	$ 6,300,000	$ 2,646,000
General Electric Co.
5.00%, 01/21/2021 (A) (J)	315,000	323,663
General Motors Financial Co., Inc.
4.25%, 05/15/2023	8,435,000	8,200,127
Glencore Funding LLC
4.63%, 04/29/2024 (B) (C)	6,205,000	4,213,195
Halcon Resources Corp.
8.63%, 02/01/2020 (B) (C)	675,000	425,250
HCA, Inc.
5.00%, 03/15/2024	2,440,000	2,470,500
7.05%, 12/01/2027	180,000	175,500
7.50%, 12/15/2023 - 11/06/2033	3,700,000	3,856,625
7.58%, 09/15/2025, MTN	1,020,000	1,055,700
7.69%, 06/15/2025	2,060,000	2,193,900
7.75%, 07/15/2036, MTN	125,000	133,438
8.36%, 04/15/2024	190,000	208,050
HD Supply, Inc.
7.50%, 07/15/2020	65,000	67,600
Hercules, Inc.
6.50%, 06/30/2029	1,260,000	945,000
Hewlett Packard Enterprise Co.
4.90%, 10/15/2025 (B)	3,660,000	3,483,625
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
4.88%, 03/15/2019	1,220,000	1,122,400
5.88%, 02/01/2022 (C)	840,000	750,750
IFM US Colonial Pipeline 2 LLC
6.45%, 05/01/2021 (B)	2,300,000	2,491,369
International Lease Finance Corp.
4.63%, 04/15/2021	2,395,000	2,350,094
INVISTA Finance LLC
4.25%, 10/15/2019 (B)	3,725,000	3,603,937
iStar, Inc.
5.00%, 07/01/2019	2,040,000	1,917,600
Jabil Circuit, Inc.
4.70%, 09/15/2022	3,640,000	3,476,200
Jefferies Group LLC
6.25%, 01/15/2036	3,350,000	3,009,627
Keysight Technologies, Inc.
4.55%, 10/30/2024	3,860,000	3,763,307
Kinder Morgan Energy Partners, LP
4.25%, 09/01/2024	380,000	323,764
Kinder Morgan, Inc.
4.30%, 06/01/2025 (C)	3,515,000	3,051,930
KLA-Tencor Corp.
4.13%, 11/01/2021	2,960,000	3,035,332
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.88%, 08/01/2021 (B)	2,365,000	2,104,850
7.38%, 10/01/2017	1,020,000	1,017,450
Level 3 Financing, Inc.
5.38%, 08/15/2022	65,000	65,975
Liberty Property, LP
3.75%, 04/01/2025	4,410,000	4,332,803
Mackinaw Power LLC
6.30%, 10/31/2023 (B) (F)	744,634	821,704
Masco Corp.
4.45%, 04/01/2025	1,531,000	1,531,000
5.95%, 03/15/2022	275,000	301,125
6.50%, 08/15/2032	895,000	886,050
7.75%, 08/01/2029	415,000	459,613
Meccanica Holdings USA, Inc.
7.38%, 07/15/2039 (B)	5,400,000	5,656,500
Morgan Stanley
4.10%, 05/22/2023, MTN	9,655,000	9,773,785

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2016 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Morgan Stanley (continued)
8.00%, 05/09/2017, MTN	AUD 2,470,000	$ 1,846,076
Navient Corp.
5.50%, 01/25/2023 (C)	$ 2,770,000	2,250,625
6.13%, 03/25/2024, MTN	450,000	369,563
Newfield Exploration Co.
5.38%, 01/01/2026	605,000	487,025
5.63%, 07/01/2024	3,610,000	3,023,375
5.75%, 01/30/2022	360,000	308,822
Old Republic International Corp.
4.88%, 10/01/2024	2,550,000	2,679,854
Owens Corning
4.20%, 12/01/2024	1,290,000	1,264,286
7.00%, 12/01/2036	4,585,000	5,094,403
QEP Resources, Inc.
5.25%, 05/01/2023	568,000	386,240
5.38%, 10/01/2022	640,000	435,200
Quicken Loans, Inc.
5.75%, 05/01/2025 (B) (C)	4,640,000	4,355,800
Qwest Capital Funding, Inc.
6.88%, 07/15/2028	1,510,000	1,147,600
7.63%, 08/03/2021	1,000,000	998,750
Regency Energy Partners, LP / Regency Energy Finance Corp.
4.50%, 11/01/2023	565,000	451,949
5.88%, 03/01/2022	150,000	137,336
Retail Opportunity Investments Partnership, LP
4.00%, 12/15/2024	1,535,000	1,487,705
Rialto Holdings LLC / Rialto Corp.
7.00%, 12/01/2018 (B)	1,960,000	1,960,000
Rice Energy, Inc.
6.25%, 05/01/2022 (C)	855,000	647,662
Rowan Cos, Inc.
4.75%, 01/15/2024 (C)	3,975,000	2,575,661
Santander Holdings USA, Inc.
4.50%, 07/17/2025	4,628,000	4,782,811
SM Energy Co.
5.00%, 01/15/2024	450,000	241,875
5.63%, 06/01/2025	205,000	109,675
6.13%, 11/15/2022	620,000	356,500
Southwestern Energy Co.
4.10%, 03/15/2022	1,570,000	1,000,875
4.95%, 01/23/2025 (C)	1,785,000	1,106,700
Springleaf Finance Corp.
7.75%, 10/01/2021	4,305,000	4,046,700
8.25%, 10/01/2023 (C)	1,720,000	1,621,100
Sunoco Logistics Partners Operations, LP
4.25%, 04/01/2024	1,710,000	1,436,694
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
4.13%, 11/15/2019	1,706,000	1,433,040
4.25%, 11/15/2023 (C)	110,000	80,300
5.25%, 05/01/2023 (C)	475,000	368,125
6.38%, 08/01/2022	1,175,000	975,250
6.88%, 02/01/2021	115,000	99,475
Time Warner Cable, Inc.
4.50%, 09/15/2042	2,310,000	1,838,254
5.50%, 09/01/2041	3,540,000	3,096,735
5.88%, 11/15/2040	770,000	704,813
UAL Pass-Through Trust
6.64%, 01/02/2024	2,126,745	2,249,033
Welltower, Inc.
4.00%, 06/01/2025	695,000	692,170
Weyerhaeuser Co.
6.88%, 12/15/2033	4,740,000	5,349,626

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Whiting Petroleum Corp.
5.75%, 03/15/2021 (C)	$ 1,745,000	$ 1,094,987
Williams Partners, LP / ACMP Finance Corp.
4.88%, 05/15/2023 - 03/15/2024	5,580,000	4,206,521

		226,427,457

Total Corporate Debt Securities (Cost $351,654,299)		317,196,813

FOREIGN GOVERNMENT OBLIGATIONS - 5.6%
Brazil - 0.6%
Brazilian Government International Bond
10.25%, 01/10/2028	BRL 12,000,000	2,664,133

Mexico - 1.6%
Mexican Bonos
Series M
6.50%, 06/10/2021	MXN 61,000,000	3,527,926
8.50%, 11/18/2038	59,301,800	3,878,237

		7,406,163

Supranational - 3.4%
European Bank for Reconstruction & Development
6.00%, 03/03/2016, MTN	INR 62,950,000	926,571
6.25%, 02/05/2016, MTN	BRL 10,470,000	2,615,537
International Bank for Reconstruction & Development
4.25%, 02/05/2016, MTN	CLP 666,000,000	933,362
4.50%, 08/03/2017	COP 15,270,000,000	4,535,643
International Finance Corp.
7.80%, 06/03/2019, MTN	INR 433,760,000	6,575,138

		15,586,251

Total Foreign Government Obligations (Cost $34,871,950)		25,656,547

LOAN ASSIGNMENTS - 0.6%
United States - 0.6%
Chemours Co.
Term Loan B
3.75%, 05/12/2022 (A)	$ 1,028,830	911,372
Staples Escrow LLC
Term Loan
1.00%, 02/02/2022 (A) (G)	1,733,693	1,719,962

Total Loan Assignments (Cost $2,740,559)		2,631,334

MORTGAGE-BACKED SECURITIES - 6.6%
United States - 6.6%
Alternative Loan Trust
Series 2003-20CB, Class 2A1
5.75%, 10/25/2033	726,916	754,431
Series 2003-9T1, Class A7
5.50%, 07/25/2033	647,677	650,087
Series 2004-27CB, Class A1
6.00%, 12/25/2034	2,142,868	2,122,817
Series 2004-J3, Class 1A1
5.50%, 04/25/2034	601,298	618,691
Banc of America Alternative Loan Trust
Series 2003-10, Class 1A1
5.50%, 12/25/2033	694,471	711,993
Series 2003-10, Class 3A1

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2016 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Banc of America Alternative Loan Trust (continued)
5.50%, 12/25/2033	$ 1,046,570	$ 1,070,185
Banc of America Funding Trust
Series 2005-4, Class 1A3
5.50%, 08/25/2035	129,871	130,598
Series 2005-7, Class 3A1
5.75%, 11/25/2035	807,734	825,603
CHL Mortgage Pass-Through Trust
Series 2004-HYB4, Class 2A1
2.60%, 09/20/2034 (A)	321,367	306,965
Series 2005-11, Class 4A1
0.70%, 04/25/2035 (A)	578,426	464,216
Citigroup Mortgage Loan Trust
Series 2005-2, Class 1A4
2.62%, 05/25/2035 (A)	361,317	339,010
Series 2015-2, Class 1A1
0.62%, 06/25/2047 (A) (B)	1,690,010	1,561,218
Extended Stay America Trust
Series 2013-ESH7, Class D7
5.52%, 12/05/2031 (A) (B)	5,130,000	5,143,011
FDIC Trust
Series 2013-N1, Class A
4.50%, 10/25/2018 (B)	46,138	46,167
GMACM Mortgage Loan Trust
Series 2005-AR4, Class 3A1
3.20%, 07/19/2035 (A)	880,580	828,357
GS Mortgage Securities Trust
Series 2007-GG10, Class AM
5.99%, 08/10/2045 (A)	3,110,000	3,012,405
GSR Mortgage Loan Trust
Series 2004-14, Class 3A1
3.13%, 12/25/2034 (A)	839,804	808,739
Series 2004-14, Class 5A1
2.87%, 12/25/2034 (A)	937,628	930,104
Hilton USA Trust
Series 2013-HLT, Class DFX
4.41%, 11/05/2030 (B)	1,375,000	1,378,883
Independent National Mortgage Corp. Index Mortgage Loan Trust
Series 2005-16IP, Class A1
1.07%, 07/25/2045 (A)	229,464	197,454
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-LDPX, Class AM
5.46%, 01/15/2049 (A)	400,000	402,023
Series 2010-C1, Class C
6.42%, 06/15/2043 (A) (B)	1,211,000	1,206,382
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1
2.74%, 02/25/2035 (A)	634,180	631,144
MASTR Alternative Loan Trust
Series 2003-9, Class 4A1
5.25%, 11/25/2033	535,035	553,412
Series 2004-5, Class 2A1
6.00%, 06/25/2034	576,965	596,186
Morgan Stanley Mortgage Loan Trust
Series 2005-7, Class 7A5
5.50%, 11/25/2035	1,029,866	1,044,206
RALI Trust
Series 2003-QS7, Class A2
4.75%, 04/25/2033	303,750	307,186

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2004-20, Class 8A7
5.75%, 11/25/2034	$ 1,122,171	$ 1,170,082
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class D
5.05%, 05/10/2063 (A) (B)	1,015,000	1,001,866
WaMu Mortgage Pass-Through Certificates Trust
Series 2007-OA3, Class 2A1A
1.05%, 04/25/2047 (A)	402,378	336,777
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-12, Class 1A2
5.50%, 11/25/2035	413,803	420,855
WFRBS Commercial Mortgage Trust
Series 2012-C7, Class E
4.99%, 06/15/2045 (A) (B)	840,000	793,518

Total Mortgage-Backed Securities (Cost $29,786,577)		30,364,571

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.5%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
3.73%, 10/25/2027 (A)	1,000,000	930,145
4.68%, 11/25/2023 (A)	1,350,000	1,313,549

Total U.S. Government Agency Obligations (Cost $2,309,108)		2,243,694

	Shares	Value
COMMON STOCKS - 0.0% (H)
Brazil - 0.0% (H)
OGX Petroleo e Gas SA, ADR (F) (K)	106,674	13,868

United States - 0.0% (H)
United Rentals, Inc. (C) (K)	3,951	189,292

Total Common Stocks (Cost $146,558)		203,160

CONVERTIBLE PREFERRED STOCKS - 1.1%
Ireland - 0.5%
Allergan PLC
Series A, 5.50%	2,345	2,223,740

United States - 0.6%
Alcoa, Inc.
Series 1, 5.38%	20,431	538,357
Chesapeake Energy Corp.
5.75% (C)	4,827	711,759
5.75% (B)	88	11,760
Wells Fargo & Co.
Series L, 7.50%	1,340	1,570,480

		2,832,356

Total Convertible Preferred Stocks (Cost $7,848,019)		5,056,096

PREFERRED STOCK - 0.5%
United States - 0.5%
Countrywide Capital IV
6.75%	88,375	2,250,911

Total Preferred Stock (Cost $1,580,256)		2,250,911

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2016 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 8.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.45% (L)	38,024,535	$ 38,024,535

Total Securities Lending Collateral (Cost $38,024,535)		38,024,535

	Principal	Value
REPURCHASE AGREEMENT - 2.2%
State Street Bank & Trust Co. 0.03% (L), dated 01/29/2016, to be repurchased at $10,136,056 on 02/01/2016. Collateralized by a U.S. Government Agency Obligation, 1.23%, due 08/15/2018, and with a value of $10,342,067.	$ 10,136,030	10,136,030

Total Repurchase Agreement (Cost $10,136,030)		10,136,030

Total Investments (Cost $546,877,265) (M)		497,626,002
Net Other Assets (Liabilities) - (7.8)%		(35,987,150)

Net Assets - 100.0%		$ 461,638,852

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Asset-Backed Securities	9.8%	$48,595,923
Oil, Gas & Consumable Fuels	9.2	45,831,673
Banks	7.4	36,666,190
Mortgage-Backed Securities	6.1	30,364,571
Foreign Government Obligations	5.2	25,656,547
Real Estate Investment Trusts	4.1	20,278,837
Metals & Mining	3.6	17,985,327
Diversified Financial Services	3.1	15,215,069
Media	2.9	14,232,053
Diversified Telecommunication Services	2.4	12,053,020
Capital Markets	2.3	11,619,861
Consumer Finance	2.2	11,082,750
Airlines	2.1	10,662,601
Health Care Providers & Services	2.0	10,093,713
Pharmaceuticals	2.0	10,081,040
Building Products	1.9	9,536,477
Electric Utilities	1.8	8,840,696
Energy Equipment & Services	1.7	8,477,654
Food & Staples Retailing	1.7	8,339,009
Automobiles	1.6	8,200,127
Real Estate Management & Development	1.6	7,984,921
Electronic Equipment, Instruments & Components	1.5	7,239,507
Trading Companies & Distributors	1.3	6,713,375
Wireless Telecommunication Services	1.2	6,221,922
Aerospace & Defense	1.2	6,073,837
Communications Equipment	1.2	5,857,537

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2016 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry (continued)	Percentage of Total Investments		Value
Technology Hardware, Storage & Peripherals	1.1%		$5,604,817
Semiconductors & Semiconductor Equipment	1.0		4,814,623
Insurance	0.9		4,326,053
Food Products	0.8		4,186,000
Textiles, Apparel & Luxury Goods	0.8		3,970,351
Professional Services	0.8		3,807,725
Chemicals	0.8		3,735,333
Biotechnology	0.5		2,504,866
U.S. Government Agency Obligations	0.5		2,243,694
Machinery	0.4		2,138,287
Independent Power and Renewable Electricity Producers	0.4		2,107,704
Specialty Retail	0.3		1,719,962
Containers & Packaging	0.3		1,332,418
Leisure Products	0.2		1,153,969
Household Durables	0.2		803,503
Software	0.1		649,832
Commercial Services & Supplies	0.1		323,663
Construction & Engineering	0.0	(H)	138,400

Investments, at Value	90.3		449,465,437
Short-Term Investments	9.7		48,160,565

Total Investments	100.0%		$497,626,002

SECURITY VALUATION:

Valuation Inputs (N)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (O)	Value at January 31, 2016
ASSETS
Investments
Asset-Backed Securities	$—	$46,595,923	$2,000,000	$48,595,923
Convertible Bonds	—	15,266,388	—	15,266,388
Corporate Debt Securities	—	317,196,813	—	317,196,813
Foreign Government Obligations	—	25,656,547	—	25,656,547
Loan Assignments	—	2,631,334	—	2,631,334
Mortgage-Backed Securities	—	30,364,571	—	30,364,571
U.S. Government Agency Obligations	—	2,243,694	—	2,243,694
Common Stocks	203,160	—	—	203,160
Convertible Preferred Stocks	5,056,096	—	—	5,056,096
Preferred Stock	2,250,911	—	—	2,250,911
Securities Lending Collateral	38,024,535	—	—	38,024,535
Repurchase Agreement	—	10,136,030	—	10,136,030

Total Investments	$45,534,702	$450,091,300	$2,000,000	$497,626,002

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2016 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate security. The rate disclosed is as of January 31, 2016.
(B)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the total aggregate value of 144A securities is $155,435,669, representing 33.7% of the Fund’s net assets.

(C)

All or a portion of the security is on loan. The total value of all securities on loan is $37,212,057. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $2,000,000, representing 0.4% of the Fund’s net assets.
(E)	Security is Level 3 of the fair value hierarchy.
(F)	Illiquid security. Total aggregate value of illiquid securities is $2,835,639, representing 0.6% of the Fund’s net assets.
(G)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after January 31, 2016.
(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	Security in default.
(J)	Perpetual maturity. The date displayed is the next call date.
(K)	Non-income producing security.
(L)	Rate disclosed reflects the yield at January 31, 2016.
(M)

Aggregate cost for federal income tax purposes is $546,877,265. Aggregate gross unrealized appreciation and depreciation for all securities is $13,077,718 and $62,328,981, respectively. Net unrealized depreciation for tax purposes is $49,251,263.

(N)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(O)	Level 3 securities were not considered significant to the Fund.

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
COP	Columbian Peso
INR	Indian Rupee
MXN	Mexican Peso

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 8	January 31, 2016 Form N-Q

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 96.5%
Automobiles - 3.9%
Tesla Motors, Inc. (A) (B)	234,744	$ 44,883,053

Beverages - 3.3%
Monster Beverage Corp. (A)	279,648	37,760,869

Biotechnology - 0.8%
Alnylam Pharmaceuticals, Inc. (A) (B)	70,695	4,873,713
Intrexon Corp. (A) (B)	171,632	5,001,357

		9,875,070

Consumer Finance - 0.6%
LendingClub Corp. (A) (B)	883,560	6,520,673

Diversified Financial Services - 2.6%
McGraw Hill Financial, Inc.	356,640	30,321,533

Electrical Equipment - 0.4%
SolarCity Corp. (A) (B)	133,819	4,770,647

Food & Staples Retailing - 1.6%
Walgreens Boots Alliance, Inc.	228,192	18,191,466

Food Products - 5.2%
Keurig Green Mountain, Inc. (B)	275,042	24,547,498
Mead Johnson Nutrition Co., Class A	485,944	35,226,081

		59,773,579

Health Care Equipment & Supplies - 4.6%
Intuitive Surgical, Inc. (A)	98,127	53,071,988

Health Care Technology - 1.6%
athenahealth, Inc. (A) (B)	129,260	18,329,068

Internet & Catalog Retail - 16.3%
Amazon.com, Inc. (A)	185,818	109,075,166
JD.com, Inc., ADR (A)	470,816	12,255,341
Netflix, Inc. (A)	323,156	29,678,647
Priceline Group, Inc. (A)	34,869	37,134,439

		188,143,593

Internet Software & Services - 24.4%
Alibaba Group Holding, Ltd., ADR (A)	192,365	12,894,226
Alphabet, Inc., Class C	80,531	59,830,507
Facebook, Inc., Class A (A)	1,056,904	118,595,198
LinkedIn Corp., Class A (A)	242,360	47,965,468
Tencent Holdings, Ltd.	647,800	12,170,018
Twitter, Inc. (A) (B)	1,758,993	29,551,082

		281,006,499

IT Services - 7.9%
MasterCard, Inc., Class A	603,626	53,740,823
Visa, Inc., Class A	504,134	37,552,941

		91,293,764

Life Sciences Tools & Services - 4.6%
Illumina, Inc. (A)	333,269	52,639,839

Pharmaceuticals - 3.3%
Zoetis, Inc., Class A	882,527	37,992,787

Software - 7.1%
Mobileye NV (A)	144,479	3,919,715
salesforce.com, Inc. (A)	603,645	41,084,079

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Splunk, Inc. (A) (B)	215,665	$ 9,983,133
Workday, Inc., Class A (A) (B)	421,469	26,556,762

		81,543,689

Technology Hardware, Storage & Peripherals - 7.1%
Apple, Inc.	835,265	81,304,695

Textiles, Apparel & Luxury Goods - 1.2%
Michael Kors Holdings, Ltd. (A)	361,336	14,417,306

Total Common Stocks (Cost $902,406,311)		1,111,840,118

	Number of Contracts	Value
OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED - 0.4% (C)
Call - USD vs. CNY (D)
Exercise Price CNY 6.70
Expiration Date 06/06/2016, RBS	178,127,830	3,793,232

Total Over-the-Counter Foreign Exchange Options Purchased
(Cost $693,469)		3,793,232

	Shares	Value
SECURITIES LENDING COLLATERAL - 10.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.45% (E)	117,105,278	117,105,278

Total Securities Lending Collateral (Cost $117,105,278)		117,105,278

	Principal	Value
REPURCHASE AGREEMENT - 2.8%
State Street Bank & Trust Co. 0.03% (E), dated 01/29/2016, to be repurchased at $32,806,917 on 02/01/2016. Collateralized by a U.S. Government Agency Obligation, 1.12%, due 08/01/2018, and with a value of $33,464,057.	$ 32,806,834	32,806,834

Total Repurchase Agreement (Cost $32,806,834)		32,806,834

Total Investments (Cost $1,053,011,892) (F)		1,265,545,462
Net Other Assets (Liabilities) - (9.9)%		(113,720,522)

Net Assets - 100.0%		$ 1,151,824,940

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2016 Form N-Q

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at January 31, 2016
ASSETS
Investments
Common Stocks	$1,099,670,100	$12,170,018	$—	$1,111,840,118
Over-the-Counter Foreign Exchange Options Purchased	—	3,793,232	—	3,793,232
Securities Lending Collateral	117,105,278	—	—	117,105,278
Repurchase Agreement	—	32,806,834	—	32,806,834

Total Investments	$1,216,775,378	$48,770,084	$—	$1,265,545,462

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The total value of all securities on loan is $114,477,594. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Cash in the amount of $3,420,000 has been segregated by the broker as collateral for open options contracts.
(D)	Illiquid derivative. Total aggregate value of illiquid derivatives is $3,793,232, representing 0.3% of the Fund’s net assets.
(E)	Rate disclosed reflects the yield at January 31, 2016.
(F)

Aggregate cost for federal income tax purposes is $1,053,011,892. Aggregate gross unrealized appreciation and depreciation for all securities is $312,010,102 and $99,476,532, respectively. Net unrealized appreciation for tax purposes is $212,533,570.

(G)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

CNY	Chinese Yuan Renminbi
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

RBS	Royal Bank of Scotland Group PLC

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2016 Form N-Q

Transamerica Commodity Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 79.6%
U.S. Treasury Note
0.38%, 02/15/2016	$ 26,000,000	$ 26,000,260

Total U.S. Government Obligation (Cost $26,001,606)		26,000,260

REPURCHASE AGREEMENT - 9.1%
State Street Bank & Trust Co. 0.03% (A), dated 01/29/2016, to be repurchased at $2,961,583 on 02/01/2016. Collateralized by a U.S. Government Agency Obligation and a U.S. Government Obligation, 1.23% - 8.13%, due 08/15/2018 - 08/15/2021, and with a total value of $3,023,304.	2,961,578	2,961,578

Total Repurchase Agreement (Cost $2,961,578)		2,961,578

Total Investments (Cost $28,963,184) (B)		28,961,838
Net Other Assets (Liabilities) - 11.3%		3,697,925

Net Assets - 100.0%		$ 32,659,763

OVER-THE-COUNTER SWAP AGREEMENTS: (C)

Total Return Swap Agreements – Receivable (D)

Reference Entity	Counterparty	Rate	Termination Date	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Bloomberg Commodity Index 3-Month Forward (E)	UBS	0.19%	08/15/2016	31,254	$(859)	$—	$(859)
Bloomberg Commodity Index 3-Month Forward (E)	BOA	0.20	04/13/2016	84,583	(2,448)	—	(2,448)
Bloomberg Commodity Index 3-Month Forward (E)	UBS	0.20	08/26/2016	69,091	(1,999)	—	(1,999)

Total					$(5,306)	$—	$(5,306)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at January 31, 2016
ASSETS
Investments
U.S. Government Obligation	$—	$26,000,260	$—	$26,000,260
Repurchase Agreement	—	2,961,578	—	2,961,578

Total Investments	$—	$28,961,838	$—	$28,961,838

LIABILITIES
Other Financial Instruments
Over-the-Counter Total Return Swap Agreements	$—	$(5,306)	$—	$(5,306)

Total Other Financial Instruments	$—	$(5,306)	$—	$(5,306)

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2016 Form N-Q

Transamerica Commodity Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at January 31, 2016.
(B)	Aggregate cost for federal income tax purposes is $28,963,184. Aggregate gross unrealized depreciation for all securities is $1,346.
(C)	Cash in the amount of $4,185,575 has been segregated by the custodian as collateral for open swap contracts.
(D)

At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return and would receive payment in the event of a negative total return.

(E)	Illiquid derivative. Total aggregate value of illiquid derivatives is $(5,306), representing less than (0.1)% of the Fund’s net assets.
(F)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

COUNTERPARTY ABBREVIATIONS:

BOA	Bank of America
UBS	UBS AG

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2016 Form N-Q

Transamerica Concentrated Growth

SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 97.1%
Aerospace & Defense - 3.0%
United Technologies Corp.	119,140	$ 10,447,387

Biotechnology - 7.3%
BioMarin Pharmaceutical, Inc. (A)	82,890	6,135,518
Gilead Sciences, Inc.	118,805	9,860,815
Medivation, Inc. (A)	279,410	9,136,707

		25,133,040

Capital Markets - 3.8%
BlackRock, Inc., Class A	41,055	12,901,944

Chemicals - 2.8%
Praxair, Inc.	94,917	9,491,700

Commercial Services & Supplies - 3.2%
Stericycle, Inc. (A) (B)	90,285	10,865,800

Distributors - 3.2%
LKQ Corp. (A)	403,365	11,052,201

Electronic Equipment, Instruments & Components - 3.0%
Amphenol Corp., Class A	207,908	10,305,999

Health Care Equipment & Supplies - 3.0%
Cooper Cos., Inc.	78,295	10,268,389

Health Care Providers & Services - 4.1%
Express Scripts Holding Co. (A)	194,190	13,956,435

Household Products - 3.8%
Colgate-Palmolive Co.	195,008	13,168,890

Industrial Conglomerates - 4.6%
Danaher Corp.	182,846	15,843,606

Internet Software & Services - 11.1%
Akamai Technologies, Inc. (A)	182,659	8,332,904
Alphabet, Inc., Class A (A)	22,757	17,326,042
Facebook, Inc., Class A (A)	111,335	12,492,900

		38,151,846

IT Services - 12.6%
Accenture PLC, Class A	131,263	13,853,497
Fiserv, Inc. (A)	166,654	15,758,802
Visa, Inc., Class A (B)	183,204	13,646,866

		43,259,165

Oil, Gas & Consumable Fuels - 5.4%
Enbridge, Inc.	290,785	10,061,161
EOG Resources, Inc.	120,647	8,568,350

		18,629,511

Pharmaceuticals - 4.7%
Roche Holding AG, ADR	493,680	16,005,106

Professional Services - 3.1%
Verisk Analytics, Inc., Class A (A)	143,616	10,483,968

Real Estate Investment Trusts - 3.7%
American Tower Corp., Class A	133,137	12,560,144

Software - 3.0%
Adobe Systems, Inc. (A)	115,443	10,289,435

	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	167,891	$ 16,342,510

Textiles, Apparel & Luxury Goods - 6.9%
NIKE, Inc., Class B	183,970	11,407,980
VF Corp.	193,485	12,112,161

		23,520,141

Total Common Stocks (Cost $330,101,485)		332,677,217

SECURITIES LENDING COLLATERAL - 4.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.45% (C)	15,873,529	15,873,529

Total Securities Lending Collateral (Cost $15,873,529)		15,873,529

	Principal	Value
REPURCHASE AGREEMENT - 2.4%
State Street Bank & Trust Co. 0.03% (C), dated 01/29/2016, to be repurchased at $8,366,923 on 02/01/2016. Collateralized by a U.S. Government Obligation, 1.00%, due 05/31/2018, and with a value of $8,534,519.	$ 8,366,902	8,366,902

Total Repurchase Agreement (Cost $8,366,902)		8,366,902

Total Investments (Cost $354,341,916) (D)		356,917,648
Net Other Assets (Liabilities) - (4.1)%		(14,189,634)

Net Assets - 100.0%		$ 342,728,014

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2016 Form N-Q

Transamerica Concentrated Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at January 31, 2016
ASSETS
Investments
Common Stocks	$332,677,217	$—	$—	$332,677,217
Securities Lending Collateral	15,873,529	—	—	15,873,529
Repurchase Agreement	—	8,366,902	—	8,366,902

Total Investments	$348,550,746	$8,366,902	$—	$356,917,648

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The total value of all securities on loan is $15,557,954. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at January 31, 2016.
(D)

Aggregate cost for federal income tax purposes is $354,341,916. Aggregate gross unrealized appreciation and depreciation for all securities is $32,686,150 and $30,110,418, respectively. Net unrealized appreciation for tax purposes is $2,575,732.

(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2016 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 8.7%
ABFC Trust
Series 2005-AQ1, Class A4
4.91%, 06/25/2035 (A)	$ 444,623	$ 455,309
Academic Loan Funding Trust
Series 2012-1A, Class A1
1.23%, 12/27/2022 (A) (B)	361,981	360,499
Series 2013-1A, Class A
1.23%, 12/26/2044 (A) (B)	824,946	811,667
Ally Auto Receivables Trust
Series 2015-SN1, Class A2A
0.93%, 06/20/2017	414,421	413,929
Series 2015-SN1, Class A3
1.21%, 12/20/2017	152,000	151,724
Series 2016-1, Class A3
1.47%, 04/15/2020	1,602,000	1,603,392
American Credit Acceptance Receivables Trust
Series 2014-2, Class B
2.26%, 03/10/2020 (B)	252,822	252,863
Series 2015-1, Class A
1.43%, 08/12/2019 (B)	210,960	210,236
Series 2015-2, Class A
1.57%, 06/12/2019 (B)	398,099	396,865
American Homes 4 Rent Trust
Series 2014-SFR2, Class A
3.79%, 10/17/2036 (B)	1,613,623	1,662,980
Series 2014-SFR2, Class E
6.23%, 10/17/2036 (B)	200,000	204,055
Series 2014-SFR3, Class D
5.04%, 12/17/2036 (B)	270,000	268,147
Series 2014-SFR3, Class E
6.42%, 12/17/2036 (B)	725,000	754,032
Series 2015-SFR1, Class A
3.47%, 04/17/2052 (B)	493,269	489,364
Series 2015-SFR1, Class E
5.64%, 04/17/2052 (B)	575,000	556,922
Series 2015-SFR2, Class E
6.07%, 10/17/2045 (B)	450,000	457,016
American Tower Trust I
Series 2013-2A, Class 2A
3.07%, 03/15/2048 (B)	400,000	402,204
AmeriCredit Automobile Receivables Trust
Series 2014-1, Class A3
0.90%, 02/08/2019	770,720	769,159
Series 2015-2, Class A3
1.27%, 01/08/2020	595,000	591,602
Series 2016-1, Class A3
1.81%, 10/08/2020	402,000	403,286
ARLP Securitization Trust
Series 2015-1, Class A1
3.97%, 05/25/2055 (A) (B)	1,025,471	997,911
AXIS Equipment Finance Receivables II LLC
Series 2013-1A, Class A
1.75%, 03/20/2017 (B)	179,222	179,226
AXIS Equipment Finance Receivables III LLC
Series 2015-1A, Class A2
1.90%, 03/20/2020 (B)	440,994	440,335
B2R Mortgage Trust
Series 2015-1, Class A1
2.52%, 05/15/2048 (B)	328,007	323,868
Series 2015-2, Class A

	Principal	Value
ASSET-BACKED SECURITIES (continued)
B2R Mortgage Trust (continued)
3.34%, 11/15/2048 (B)	$ 908,108	$ 915,484
Banc of America Funding Corp.
Series 2012-R6, Class 1A1
3.00%, 10/26/2039 (B) (C)	257,567	253,043
BCC Funding Corp. X
Series 2015-1, Class A2
2.22%, 10/20/2020 (B)	1,351,000	1,348,561
Blue Elephant Loan Trust
Series 2015-1, Class A
3.12%, 12/15/2022 (B)	424,140	423,430
BXG Receivables Note Trust
Series 2012-A, Class A
2.66%, 12/02/2027 (B)	430,506	429,306
Cabela’s Credit Card Master Note Trust
Series 2015-2, Class A1
2.25%, 07/17/2023	185,000	187,922
California Republic Auto Receivables Trust
Series 2015-1, Class A3
1.33%, 04/15/2019	1,000,000	997,617
Series 2015-1, Class A4
1.82%, 09/15/2020	1,155,000	1,153,005
Series 2015-2, Class A3
1.31%, 08/15/2019	460,000	457,866
CAM Mortgage LLC
Series 2015-1, Class A
3.50%, 07/15/2064 (A) (B)	576,418	575,294
Capital Auto Receivables Asset Trust
Series 2013-2, Class A3
1.24%, 10/20/2017	200,704	200,693
Series 2014-2, Class A3
1.26%, 05/21/2018	650,000	650,454
CarFinance Capital Auto Trust
Series 2014-1A, Class A
1.46%, 12/17/2018 (B)	96,697	96,596
Series 2015-1A, Class A
1.75%, 06/15/2021 (B)	268,348	266,426
Carlyle Global Market Strategies Commodities Funding, Ltd.
Series 2014-1A, Class A
2.52%, 10/15/2021 (A) (B) (C)	866,667	866,667
CarMax Auto Owner Trust
Series 2013-4, Class A3
0.80%, 07/16/2018	114,895	114,718
CarNow Auto Receivables Trust
Series 2015-1A, Class A
1.69%, 01/15/2020 (B)	723,315	720,965
Chase Funding Trust
Series 2003-2, Class 2A2
0.98%, 02/25/2033 (A)	419,129	350,777
Series 2003-6, Class 1A5
5.35%, 11/25/2034 (A)	397,678	413,466
Chrysler Capital Auto Receivables Trust
Series 2014-BA, Class A3
1.27%, 05/15/2019 (B)	250,000	249,843
Citi Held For Asset Issuance
Series 2015-PM1, Class A
1.85%, 12/15/2021 (B)	494,293	494,359
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP1, Class A
3.95%, 04/25/2032 (A) (B)	12,803	12,606
Consumer Credit Origination Loan Trust
Series 2015-1, Class A
2.82%, 03/15/2021 (B)	144,967	145,055

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2016 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
COOF Securitization Trust, Ltd., Interest Only STRIPS
Series 2014-1, Class A
2.98%, 06/25/2040 (A) (B)	$ 950,566	$ 113,156
CPS Auto Receivables Trust
Series 2011-C, Class A
4.21%, 03/15/2019 (B)	139,792	140,187
Series 2012-A, Class A
2.78%, 06/17/2019 (B)	41,053	41,136
Series 2012-B, Class A
2.52%, 09/16/2019 (B)	360,074	360,458
Series 2013-D, Class A
1.54%, 07/16/2018 (B)	373,462	372,285
Series 2014-A, Class A
1.21%, 08/15/2018 (B)	121,259	120,682
Series 2014-D, Class A
1.49%, 04/15/2019 (B)	580,436	576,228
Series 2014-D, Class C
4.35%, 11/16/2020 (B)	125,000	125,109
Series 2015-A, Class A
1.53%, 07/15/2019 (B)	372,204	369,346
Series 2015-A, Class C
4.00%, 02/16/2021 (B)	100,000	98,767
Series 2015-B, Class A
1.65%, 11/15/2019 (B)	722,083	715,376
Series 2015-C, Class D
4.63%, 08/16/2021 (B)	482,000	482,262
CPS Auto Trust
Series 2012-C, Class A
1.82%, 12/16/2019 (B)	240,512	240,099
Series 2016-A, Class A
2.25%, 10/15/2019 (B)	1,213,000	1,212,954
Series 2016-A, Class B
3.34%, 05/15/2020 (B)	1,689,877	1,689,572
Credit Acceptance Auto Loan Trust
Series 2014-1A, Class A
1.55%, 10/15/2021 (B)	600,000	598,552
Series 2014-2A, Class A
1.88%, 03/15/2022 (B)	1,000,000	999,583
Series 2015-2A, Class A
2.40%, 02/15/2023 (B)	726,000	726,794
Drive Auto Receivables Trust
Series 2015-AA, Class A2
1.01%, 11/15/2017 (B)	82,087	82,058
Series 2015-AA, Class D
4.12%, 07/15/2022 (B)	294,000	293,619
Series 2015-BA, Class B
2.12%, 06/17/2019 (B)	612,000	611,900
Series 2015-BA, Class D
3.84%, 07/15/2021 (B)	640,000	632,972
Series 2015-DA, Class D
4.59%, 01/17/2023 (B)	396,000	396,820
Series 2016-AA, Class B
3.17%, 05/15/2020 (B)	1,328,000	1,329,134
Series 2016-AA, Class C
3.91%, 05/17/2021 (B)	1,651,000	1,653,175
DT Auto Owner Trust
Series 2015-1A, Class A
1.06%, 09/17/2018 (B)	305,387	304,685
Series 2016-1A, Class A
2.00%, 09/16/2019 (B)	1,750,000	1,750,866
Series 2016-1A, Class B
2.79%, 05/15/2020 (B)	1,610,000	1,614,188
Exeter Automobile Receivables Trust
Series 2014-1A, Class A
1.29%, 05/15/2018 (B)	67,217	67,180
Series 2014-2A, Class A

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Exeter Automobile Receivables Trust (continued)
1.06%, 08/15/2018 (B)	$ 95,154	$ 94,943
Series 2014-2A, Class C
3.26%, 12/16/2019 (B)	120,000	119,004
Series 2015-1A, Class A
1.60%, 06/17/2019 (B)	631,935	631,424
Series 2015-2A, Class A
1.54%, 11/15/2019 (B)	554,426	552,844
First Investors Auto Owner Trust
Series 2014-3A, Class A3
1.67%, 11/16/2020 (B)	300,000	299,441
Series 2015-1A, Class A2
1.21%, 04/15/2019 (B)	516,617	515,325
Series 2015-2A, Class A1
1.59%, 12/16/2019 (B)	470,682	470,748
FirstKey Lending Trust
Series 2015-SFR1, Class A
2.55%, 03/09/2047 (B)	1,804,840	1,793,208
Series 2015-SFR1, Class B
3.42%, 03/09/2047 (B)	385,000	372,823
Flagship Credit Auto Trust
Series 2014-1, Class A
1.21%, 04/15/2019 (B)	316,724	315,535
Series 2014-1, Class B
2.55%, 02/18/2020 (B)	95,000	94,928
Series 2015-1, Class A
1.63%, 06/15/2020 (B)	466,278	462,370
Series 2015-3, Class A
2.38%, 10/15/2020 (B)	1,360,472	1,357,653
Series 2015-3, Class B
3.68%, 03/15/2022 (B)	252,000	252,255
Series 2015-3, Class C
4.65%, 03/15/2022 (B)	189,000	189,855
Ford Credit Auto Owner Trust
Series 2015-A, Class A2A
0.81%, 01/15/2018	246,503	246,372
Series 2015-A, Class A3
1.28%, 09/15/2019	196,000	196,368
GCAT
Series 2015-2, Class A1
3.75%, 07/25/2020 (A) (B)	702,122	699,237
GLC II Trust
Series 2014-A, Class A
4.00%, 12/18/2020 (B)	457,334	450,474
GLC Trust
Series 2014-A, Class A
3.00%, 07/15/2021 (B)	390,644	382,831
GLS Auto Receivables Trust
Series 2015-1A, Class A
2.25%, 12/15/2020 (B)	1,079,970	1,075,794
GM Financial Automobile Leasing Trust
Series 2015-1, Class A2
1.10%, 12/20/2017	216,829	216,572
Series 2015-1, Class A3
1.53%, 09/20/2018	128,000	128,031
GMAT Trust
Series 2013-1A, Class A
3.97%, 11/25/2043 (A) (B)	169,826	169,578
GO Financial Auto Securitization Trust
Series 2015-1, Class A
1.81%, 03/15/2018 (B)	512,008	511,450
Series 2015-2, Class A
3.27%, 11/15/2018 (B)	842,266	841,843
Series 2015-2, Class B
4.80%, 08/17/2020 (B)	508,000	509,565
Gold Key Resorts LLC
Series 2014-A, Class A
3.22%, 03/17/2031 (B)	325,656	325,758

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2016 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Green Tree Agency Advance Funding Trust I
Series 2015-T2, Class DT2
4.67%, 10/15/2048 (B)	$ 884,000	$ 882,886
Honda Auto Receivables Owner Trust
Series 2015-1, Class A2
0.70%, 06/15/2017	299,469	299,310
HSBC Home Equity Loan Trust
Series 2007-1, Class AS
0.63%, 03/20/2036 (A)	46,802	46,593
Series 2007-3, Class APT
1.63%, 11/20/2036 (A)	38,920	38,793
Hyundai Auto Receivables Trust
Series 2015-A, Class A2
0.68%, 10/16/2017	378,439	378,306
Series 2015-B, Class A2A
0.69%, 04/16/2018	124,626	124,458
Series 2015-B, Class A3
1.12%, 11/15/2019	233,000	232,521
KGS-Alpha SBA Coof Trust, Interest Only STRIPS
Series 2012-2, Class A
0.89%, 08/25/2038 (A) (B)	5,141,406	147,815
Series 2014-2, Class A
3.42%, 04/25/2040 (A) (B)	776,771	106,199
LV Tower 52
Series 2013-1, Class A
5.50%, 07/15/2019 (B) (C)	911,374	895,425
MarketPlace Loan Trust
Series 2015-OD1, Class A
3.25%, 06/17/2017	172,257	171,675
Series 2015-OD2, Class A
3.25%, 08/17/2017 (B)	234,641	234,227
Series 2015-OD3, Class A
3.88%, 09/17/2017 (B)	875,830	873,081
Series 2015-OD4, Class A
3.25%, 12/18/2017 (B)	767,401	760,687
Nationstar HECM Loan Trust
Series 2015-1A, Class A
3.84%, 05/25/2018 (B)	433,230	432,147
NRPL Trust
Series 2015-1A, Class A1
3.88%, 11/01/2054 (A) (B)	876,057	874,868
Series 2015-2A, Class A1
3.75%, 10/25/2057 (A) (B)	876,567	859,040
NRZ Advance Receivables Trust Advance Receivables Backed
Series 2015-T1, Class AT1
2.31%, 08/15/2046 (B)	1,400,000	1,402,816
Series 2015-T1, Class DT1
3.60%, 08/15/2046 (B)	300,000	299,156
Series 2015-T2, Class DT2
4.68%, 08/17/2048 (B)	321,000	321,201
Series 2015-T3, Class DT3
4.27%, 11/15/2046 (B)	1,300,000	1,299,555
Series 2015-T4, Class AT4
3.20%, 11/15/2047 (B)	1,800,000	1,801,547
Series 2015-T4, Class DT4
4.67%, 11/15/2047 (B)	600,000	600,548
NYMT Residential LLC
Series 2013-RP3A
4.85%, 09/25/2018 (A) (B) (C)	214,827	214,827
Oak Hill Advisors Residential Loan Trust
Series 2014-NPL2, Class A1
3.35%, 04/25/2054 (A) (B)	527,673	523,426
Series 2015-NPL1, Class A1
3.47%, 01/25/2055 (A) (B)	478,117	476,770

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Oak Hill Advisors Residential Loan Trust (continued)
Series 2015-NPL2, Class A1
3.72%, 07/25/2055 (A) (B)	$ 779,310	$ 774,868
Ocwen Master Advance Receivables Trust
Series 2015-1, Class DT1
4.10%, 09/17/2046 (B)	657,000	656,254
Series 2015-T3, Class AT3
3.21%, 11/15/2047 (B)	1,321,000	1,323,795
Series 2015-T3, Class BT3
3.70%, 11/15/2047 (B) (D)	295,000	294,970
Series 2015-T3, Class DT3
4.69%, 11/15/2047 (B)	600,000	601,118
OnDeck Asset Securitization Trust LLC
Series 2014-1A, Class A
3.15%, 05/17/2018 (B)	651,000	650,975
OneMain Financial Issuance Trust
Series 2014-1A, Class A
2.43%, 06/18/2024 (B)	1,130,000	1,128,786
Series 2014-1A, Class B
3.24%, 06/18/2024 (B)	161,000	160,508
Series 2014-2A, Class A
2.47%, 09/18/2024 (B)	1,750,000	1,740,156
Series 2015-1A, Class A
3.19%, 03/18/2026 (B)	892,000	889,770
Series 2015-2A, Class A
2.57%, 07/18/2025 (B)	1,750,000	1,726,895
Series 2015-2A, Class B
3.10%, 07/18/2025 (B)	372,000	367,034
PFS Tax Lien Trust
Series 2014-1
1.44%, 04/15/2016 (B)	100,504	100,379
Prestige Auto Receivables Trust
Series 2014-1A, Class A2
0.97%, 03/15/2018 (B)	276,772	276,396
Series 2015-1, Class A2
1.09%, 02/15/2019 (B)	207,223	206,790
Pretium Mortgage Credit Partners I LLC
Series 2015-NPL2, Class A1
3.75%, 07/27/2030 (A) (B)	731,925	725,106
Progreso Receivables Funding II LLC
Series 2014-A, Class A
3.50%, 07/08/2019 (B)	1,000,000	1,001,457
Progreso Receivables Funding III LLC
Series 2015-A, Class A
3.63%, 02/08/2020 (B)	883,000	883,491
Progreso Receivables Funding IV LLC
Series 2015-B, Class A
3.00%, 07/28/2020 (B)	401,000	398,559
Progress Residential Trust
Series 2015-SFR2, Class A
2.74%, 06/12/2032 (B)	2,022,000	2,012,121
Series 2015-SFR2, Class B
3.14%, 06/12/2032 (B)	478,000	466,684
Series 2015-SFR3, Class A
3.07%, 11/12/2032 (B)	1,577,000	1,588,671
Series 2015-SFR3, Class D
4.67%, 11/12/2032 (B)	100,000	98,889
Series 2015-SFR3, Class E
5.66%, 11/12/2032 (B)	275,000	277,186
Purchasing Power Funding LLC
Series 2015-A, Class A2
4.75%, 12/15/2019 (B)	900,000	896,286
RAMP Trust
Series 2004-RZ1, Class M1
4.82%, 03/25/2034 (A)	570,509	585,111
Series 2006-RZ1, Class A3
0.73%, 03/25/2036 (A)	361,813	353,672

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2016 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
RBSHD Trust
Series 2013-1A, Class A
4.69%, 10/25/2047 (A) (B) (C)	$ 311,397	$ 311,478
RMAT LLC
Series 2015-NPL1, Class A1
3.75%, 05/25/2055 (A) (B)	307,944	305,859
Santander Drive Auto Receivables Trust
Series 2014-2, Class A3
0.80%, 04/16/2018	333,308	333,155
Series 2014-3, Class A3
0.81%, 07/16/2018	697,751	697,244
Series 2014-4, Class A2A
0.67%, 01/16/2018	44,330	44,323
Series 2015-S1, Class R1
1.93%, 09/17/2019 (B)	361,563	358,851
Series 2015-S2, Class R1
1.84%, 11/18/2019 (B)	52,381	51,989
Series 2015-S7, Class R1
1.97%, 03/16/2021 (B)	308,521	306,207
Saxon Asset Securities Trust
Series 2003-1, Class AF6
4.80%, 06/25/2033 (A)	96,461	97,421
Selene Non-Performing Loans LLC
Series 2014-1A, Class A
2.98%, 05/25/2054 (A) (B)	192,943	191,044
Skopos Auto Receivables Trust
Series 2015-2A, Class A
3.55%, 02/15/2020 (B)	209,006	208,859
SNAAC Auto Receivables Trust
Series 2014-1A, Class A
1.03%, 09/17/2018 (B)	37,164	37,154
SpringCastle America Funding LLC
Series 2014-AA, Class A
2.70%, 05/25/2023 (B)	1,009,420	1,009,022
Series 2014-AA, Class B
4.61%, 10/25/2027 (B)	400,000	400,075
Springleaf Funding Trust
Series 2014-AA, Class A
2.41%, 12/15/2022 (B)	1,867,000	1,862,887
Series 2014-AA, Class B
3.45%, 12/15/2022 (B)	292,000	292,300
Series 2015-AA, Class A
3.16%, 11/15/2024 (B)	1,153,000	1,143,741
SPS Servicer Advance Receivables Trust
Series 2015-T3, Class CT3
3.91%, 07/15/2047 (B)	405,000	405,632
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes
Series 2015-T2, Class DT2
4.23%, 01/15/2047 (B)	516,000	516,244
Series 2015-T3, Class DT3
4.43%, 07/15/2047 (B)	463,000	463,000
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2002-AL1, Class A2
3.45%, 02/25/2032	168,263	167,489
Series 2004-6XS, Class A5A
5.53%, 03/25/2034 (A)	311,331	320,636
Series 2004-6XS, Class A5B
5.55%, 03/25/2034 (A)	311,331	323,676
Trafigura Securitisation Finance PLC
Series 2014-1A, Class A
1.38%, 10/15/2021 (A) (B) (C)	1,063,000	1,047,771
Tricon American Homes Trust
Series 2015-SFR1, Class A
1.68%, 05/17/2032 (A) (B)	240,000	233,624

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Truman Capital Mortgage Loan Trust
Series 2014-NPL1, Class A1
3.23%, 07/25/2053 (A) (B)	$ 309,412	$ 307,541
U.S. Residential Opportunity Fund II Trust
Series 2015-1II, Class A
3.72%, 02/27/2035 (B)	753,505	740,774
U.S. Residential Opportunity Fund III Trust
Series 2015-1III, Class A
3.72%, 01/27/2035 (B)	534,104	530,013
Vericrest Opportunity Loan Trust
Series 2015-NPL3, Class A1
3.38%, 10/25/2058 (A) (B)	631,552	621,713
Volkswagen Auto Lease Trust
Series 2015-A, Class A2A
0.87%, 06/20/2017	381,289	380,776
Volkswagen Auto Loan Enhanced Trust
Series 2013-1, Class A4
0.78%, 07/22/2019	900,000	897,403
VOLT XIX LLC
Series 2014-NP11, Class A1
3.88%, 04/25/2055 (A) (B)	348,677	348,837
VOLT XL LLC
Series 2015-NP14, Class A1
4.38%, 11/27/2045 (A) (B)	727,443	726,761
VOLT XXII LLC
Series 2015-NPL4, Class A1
3.50%, 02/25/2055 (A) (B)	463,587	460,037
VOLT XXIV LLC
Series 2015-NPL6, Class A1
3.50%, 02/25/2055 (A) (B)	789,555	781,978
VOLT XXV LLC
Series 2015-NPL8, Class A1
3.50%, 06/26/2045 (A) (B)	1,725,317	1,701,432
VOLT XXVI LLC
Series 2014-NPL6, Class A2
4.25%, 09/25/2043 (A) (B)	321,973	316,099
VOLT XXVII LLC
Series 2014-NPL7, Class A1
3.38%, 08/27/2057 (A) (B)	1,326,667	1,306,496
VOLT XXX LLC
Series 2015-NPL1, Class A1
3.63%, 10/25/2057 (A) (B)	586,753	578,122
VOLT XXXI LLC
Series 2015-NPL2, Class A1
3.38%, 02/25/2055 (A) (B)	509,926	502,697
VOLT XXXIII LLC
Series 2015-NPL5, Class A1
3.50%, 03/25/2055 (A) (B)	1,255,426	1,233,551
VOLT XXXIV LLC
Series 2015-NPL7, Class A1
3.25%, 02/25/2055 (A) (B)	893,819	877,010
VOLT XXXIX LLC
Series 2015-NP13, Class-A1
4.13%, 10/25/2045 (A) (B)	562,641	560,551
VOLT XXXV LLC
Series 2015-NPL9, Class A1
3.50%, 06/26/2045 (A) (B)	575,128	568,534
Westlake Automobile Receivables Trust
Series 2016-1A, Class A2A
1.82%, 01/15/2019 (B)	1,867,000	1,866,813
World Omni Auto Receivables Trust
Series 2015-A, Class A2A
0.79%, 07/16/2018	224,004	223,807
Series 2015-A, Class A3

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2016 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
World Omni Auto Receivables Trust (continued)
1.34%, 05/15/2020	$ 129,000	$ 129,147

Total Asset-Backed Securities (Cost $116,819,829)		116,749,693

CORPORATE DEBT SECURITIES - 15.4%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.
3.85%, 12/15/2025 (B)	250,000	252,439
BAE Systems PLC
5.80%, 10/11/2041 (B)	239,000	266,874
Lockheed Martin Corp.
3.10%, 01/15/2023	89,000	90,443
4.07%, 12/15/2042	120,000	114,411
4.25%, 11/15/2019	150,000	162,993
4.50%, 05/15/2036	109,000	113,034
4.85%, 09/15/2041	190,000	199,888
Northrop Grumman Corp.
3.85%, 04/15/2045	49,000	45,790
Precision Castparts Corp.
3.25%, 06/15/2025	150,000	151,924
4.20%, 06/15/2035	150,000	153,296
United Technologies Corp.
4.15%, 05/15/2045	148,000	143,978
4.50%, 06/01/2042	257,000	262,247
8.88%, 11/15/2019	250,000	309,145

		2,266,462

Air Freight & Logistics - 0.0% (E)
FedEx Corp.
3.90%, 02/01/2035	96,000	87,935
United Parcel Service of America, Inc.
8.38%, 04/01/2020	60,000	74,996
8.38%, 04/01/2030 (F)	200,000	282,905
United Parcel Service, Inc.
2.45%, 10/01/2022	186,000	185,748

		631,584

Airlines - 0.1%
Air Canada Pass-Through Trust
4.13%, 11/15/2026 (B)	112,172	112,733
American Airlines Pass-Through Trust
5.25%, 07/31/2022	74,103	77,809
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	228,728	234,130
5.98%, 10/19/2023	237,115	260,826
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	111,860	117,173
4.95%, 11/23/2020	163,055	171,208
5.30%, 10/15/2020	55,090	58,671

		1,032,550

Auto Components - 0.0% (E)
Johnson Controls, Inc.
4.25%, 03/01/2021	150,000	157,159
5.25%, 12/01/2041	300,000	291,176

		448,335

Automobiles - 0.4%
American Honda Finance Corp.
1.50%, 09/11/2017 (B)	200,000	200,807
7.63%, 10/01/2018 (B) (G)	300,000	344,475
Daimler Finance North America LLC
2.63%, 09/15/2016 (B)	200,000	201,715
2.88%, 03/10/2021 (B)	550,000	552,059

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Automobiles (continued)
Ford Motor Credit Co. LLC
1.50%, 01/17/2017	$ 363,000	$ 361,586
2.24%, 06/15/2018	200,000	197,841
2.38%, 03/12/2019	600,000	591,110
2.94%, 01/08/2019, MTN	400,000	400,867
3.98%, 06/15/2016	555,000	560,003
4.13%, 08/04/2025	212,000	210,377
4.25%, 09/20/2022	332,000	341,627
4.39%, 01/08/2026, MTN	1,000,000	1,007,473
General Motors Financial Co., Inc.
3.20%, 07/13/2020	377,000	369,731
Hyundai Capital America
2.40%, 10/30/2018 (B)	143,000	143,232

		5,482,903

Banks - 2.8%
ABN AMRO Bank NV
1.80%, 06/04/2018 (B)	279,000	278,342
4.75%, 07/28/2025 (B)	200,000	198,896
ANZ New Zealand International, Ltd.
1.75%, 03/29/2018 (B)	219,000	218,276
2.85%, 08/06/2020 (B)	250,000	255,462
Australia & New Zealand Banking Group, Ltd.
4.88%, 01/12/2021, MTN (B)	137,000	153,159
Bank of America Corp.
3.30%, 01/11/2023, MTN	1,400,000	1,379,003
3.88%, 08/01/2025, MTN	291,000	294,115
3.95%, 04/21/2025, MTN	295,000	287,619
5.00%, 05/13/2021, MTN	75,000	82,161
5.63%, 07/01/2020, MTN	2,340,000	2,587,942
5.75%, 12/01/2017	220,000	233,986
5.88%, 02/07/2042, MTN	400,000	461,744
6.40%, 08/28/2017, MTN	1,325,000	1,413,596
6.88%, 04/25/2018, MTN	600,000	658,387
Bank of Montreal
1.40%, 04/10/2018	250,000	248,736
Bank of Nova Scotia
1.45%, 04/25/2018 (G)	455,000	453,124
1.85%, 04/14/2020 (G)	400,000	398,193
Bank of Tokyo-Mitsubishi UFJ, Ltd.
2.35%, 02/23/2017 (B) (G)	435,000	438,881
Barclays Bank PLC
2.25%, 05/10/2017 (B) (G)	276,000	279,536
5.00%, 09/22/2016	100,000	102,413
Barclays PLC
3.25%, 01/12/2021	629,000	631,958
3.65%, 03/16/2025	223,000	213,316
4.38%, 01/12/2026	463,000	467,337
5.25%, 08/17/2045	200,000	204,461
BB&T Corp.
2.63%, 06/29/2020, MTN	300,000	304,191
5.25%, 11/01/2019	90,000	99,070
6.85%, 04/30/2019, MTN	250,000	286,593
BNZ International Funding, Ltd.
2.35%, 03/04/2019 (B) (G)	250,000	250,577
BPCE SA
1.63%, 01/26/2018, MTN	300,000	298,997
Canadian Imperial Bank of Commerce
2.25%, 07/21/2020 (B) (G)	234,000	236,445
Citigroup, Inc.
2.05%, 12/07/2018	300,000	298,149
2.15%, 07/30/2018	219,000	218,753
3.70%, 01/12/2026	1,350,000	1,346,818
4.40%, 06/10/2025	118,000	117,844
4.65%, 07/30/2045	139,000	137,642
8.13%, 07/15/2039	56,000	81,176

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2016 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Citizens Financial Group, Inc.
4.30%, 12/03/2025	$ 77,000	$ 78,803
Commonwealth Bank of Australia
2.25%, 03/16/2017 (B)	530,000	536,283
4.50%, 12/09/2025 (B) (G)	200,000	201,050
Cooperatieve Rabobank UA
3.38%, 01/19/2017	205,000	209,266
3.88%, 02/08/2022	300,000	318,048
5.80%, 09/30/2110 (B)	300,000	343,106
Deutsche Bank AG
3.13%, 01/13/2021	300,000	297,150
4.10%, 01/13/2026	700,000	685,294
Discover Bank
4.20%, 08/08/2023	250,000	254,694
Fifth Third Bancorp
2.88%, 07/27/2020	208,000	210,376
Fifth Third Bank
2.38%, 04/25/2019	270,000	271,621
HSBC Holdings PLC
4.00%, 03/30/2022	911,000	963,387
4.88%, 01/14/2022	1,520,000	1,682,449
Huntington National Bank
2.00%, 06/30/2018	250,000	250,010
ING Bank NV
3.75%, 03/07/2017 (B)	400,000	409,887
KeyBank NA
3.18%, 10/15/2027	250,000	253,685
5.70%, 11/01/2017	245,000	260,450
Lloyds Bank PLC
1.75%, 03/16/2018	325,000	325,097
2.05%, 01/22/2019	200,000	200,563
3.50%, 05/14/2025	200,000	203,321
Macquarie Bank, Ltd.
3.90%, 01/15/2026 (B) (G)	570,000	563,995
Manufacturers & Traders Trust Co.
6.63%, 12/04/2017	250,000	271,439
Mizuho Bank, Ltd.
1.80%, 03/26/2018 (B) (G)	200,000	199,557
Morgan Stanley
2.45%, 02/01/2019, MTN	600,000	602,161
National Australia Bank, Ltd.
2.00%, 06/20/2017 (B)	280,000	282,771
3.38%, 01/14/2026	250,000	254,158
Nordea Bank AB
1.63%, 05/15/2018 (B)	500,000	498,534
4.25%, 09/21/2022 (B)	384,000	400,150
PNC Bank NA
6.88%, 04/01/2018	600,000	658,111
PNC Funding Corp.
5.13%, 02/08/2020	250,000	276,106
5.63%, 02/01/2017	130,000	134,870
6.70%, 06/10/2019	150,000	172,175
Royal Bank of Canada
1.20%, 09/19/2017	400,000	399,535
1.88%, 02/05/2020	500,000	500,569
Santander Issuances SAU
5.18%, 11/19/2025	250,000	236,535
Santander UK Group Holdings PLC
2.88%, 10/16/2020	360,000	359,320
3.13%, 01/08/2021	115,000	116,421
Stadshypotek AB
1.88%, 10/02/2019 (B) (G)	530,000	529,309
Standard Chartered PLC
3.05%, 01/15/2021 (B) (G)	1,000,000	1,003,137
Toronto-Dominion Bank
1.75%, 07/23/2018, MTN	244,000	244,523
2.50%, 12/14/2020, MTN	150,000	151,165

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
US Bancorp
2.35%, 01/29/2021	$ 400,000	$ 402,628
3.00%, 03/15/2022, MTN	233,000	240,812
4.13%, 05/24/2021, MTN	133,000	144,981
US Bank NA
2.13%, 10/28/2019	400,000	402,312
Wells Fargo & Co.
2.15%, 01/30/2020, MTN	1,300,000	1,300,621
2.55%, 12/07/2020, MTN	132,000	132,528
2.60%, 07/22/2020, MTN	239,000	241,082
3.00%, 02/19/2025, MTN	509,000	496,805
3.30%, 09/09/2024, MTN	300,000	301,281
3.55%, 09/29/2025, MTN (G)	400,000	407,053
3.68%, 06/15/2016 (F)	390,000	393,931
4.30%, 07/22/2027, MTN	367,000	377,435
4.65%, 11/04/2044, MTN	184,000	178,565
4.90%, 11/17/2045, MTN	202,000	202,900
5.63%, 12/11/2017	150,000	161,160
Westpac Banking Corp.
2.00%, 03/03/2020 (B)	236,000	235,587
2.60%, 11/23/2020	100,000	100,584

		37,146,244

Beverages - 0.4%
Anheuser-Busch InBev Finance, Inc.
2.65%, 02/01/2021	495,000	498,025
3.30%, 02/01/2023	764,000	775,427
4.70%, 02/01/2036	2,939,000	2,977,548
Anheuser-Busch InBev Worldwide, Inc.
7.75%, 01/15/2019	118,000	136,658
8.20%, 01/15/2039	240,000	345,771
Diageo Capital PLC
4.83%, 07/15/2020	90,000	99,322
5.75%, 10/23/2017	230,000	245,811
Heineken NV
1.40%, 10/01/2017 (B)	400,000	399,702
PepsiCo, Inc.
3.10%, 07/17/2022	148,000	154,140
4.60%, 07/17/2045	78,000	83,260
4.88%, 11/01/2040	33,000	36,253
7.90%, 11/01/2018	21,000	24,512
SABMiller Holdings, Inc.
3.75%, 01/15/2022 (B)	200,000	207,304

		5,983,733

Biotechnology - 0.2%
AbbVie, Inc.
3.20%, 11/06/2022	141,000	141,032
3.60%, 05/14/2025	130,000	130,080
4.50%, 05/14/2035	261,000	255,234
Amgen, Inc.
2.13%, 05/01/2020	56,000	55,474
3.88%, 11/15/2021	400,000	421,349
5.15%, 11/15/2041	575,000	589,847
5.75%, 03/15/2040	165,000	181,619
Baxalta, Inc.
3.60%, 06/23/2022 (B)	67,000	67,943
5.25%, 06/23/2045 (B)	33,000	32,690
Biogen, Inc.
3.63%, 09/15/2022	147,000	150,978
5.20%, 09/15/2045	80,000	81,035
Celgene Corp.
1.90%, 08/15/2017	509,000	511,663
3.63%, 05/15/2024	98,000	97,413
3.88%, 08/15/2025	150,000	151,422
5.00%, 08/15/2045	160,000	159,585

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2016 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology (continued)
Gilead Sciences, Inc.
3.25%, 09/01/2022	$ 108,000	$ 111,050
4.60%, 09/01/2035	83,000	84,589

		3,223,003

Capital Markets - 1.2%
Bank of New York Mellon Corp.
2.10%, 01/15/2019, MTN	100,000	100,773
2.20%, 03/04/2019, MTN	100,000	101,207
3.55%, 09/23/2021	509,000	536,209
4.60%, 01/15/2020, MTN (G)	40,000	43,949
5.45%, 05/15/2019	200,000	221,807
BlackRock, Inc.
3.38%, 06/01/2022	174,000	183,531
Charles Schwab Corp.
3.23%, 09/01/2022	100,000	103,064
Deutsche Bank AG
1.88%, 02/13/2018	120,000	118,438
2.95%, 08/20/2020	150,000	149,463
6.00%, 09/01/2017	470,000	498,739
Goldman Sachs Group, Inc.
2.60%, 04/23/2020	99,000	98,536
2.75%, 09/15/2020	44,000	43,969
3.50%, 01/23/2025	178,000	175,454
3.63%, 01/22/2023	1,000,000	1,015,570
3.75%, 05/22/2025	101,000	101,446
5.15%, 05/22/2045	48,000	46,786
5.38%, 03/15/2020, MTN	390,000	427,629
5.95%, 01/18/2018	320,000	343,477
6.15%, 04/01/2018	330,000	357,445
6.75%, 10/01/2037	200,000	230,890
7.50%, 02/15/2019, MTN	2,475,000	2,819,884
Invesco Finance PLC
4.00%, 01/30/2024	160,000	168,474
Macquarie Group, Ltd.
6.00%, 01/14/2020 (B)	450,000	498,402
6.25%, 01/14/2021 (B)	725,000	818,017
Morgan Stanley
3.88%, 01/27/2026	919,000	929,346
3.95%, 04/23/2027	124,000	119,691
4.00%, 07/23/2025, MTN	396,000	403,864
5.00%, 11/24/2025	373,000	393,332
5.55%, 04/27/2017, MTN	170,000	178,045
5.63%, 09/23/2019, MTN	1,000,000	1,101,441
7.30%, 05/13/2019, MTN	1,800,000	2,062,757
Nomura Holdings, Inc.
6.70%, 03/04/2020	257,000	297,888
State Street Corp.
3.70%, 11/20/2023	615,000	650,281
TD Ameritrade Holding Corp.
2.95%, 04/01/2022	138,000	139,837

		15,479,641

Chemicals - 0.3%
Agrium, Inc.
3.38%, 03/15/2025 (G)	120,000	107,508
4.13%, 03/15/2035	450,000	365,139
5.25%, 01/15/2045	114,000	102,082
Dow Chemical Co.
4.13%, 11/15/2021 (G)	174,000	180,275
E.I. du Pont de Nemours & Co.
4.90%, 01/15/2041	90,000	89,025
Ecolab, Inc.
2.00%, 01/14/2019	300,000	299,969
5.50%, 12/08/2041	420,000	467,541

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Mosaic Co.
3.75%, 11/15/2021	$ 209,000	$ 208,628
4.88%, 11/15/2041	253,000	215,177
5.45%, 11/15/2033	472,000	458,192
Potash Corp. of Saskatchewan, Inc.
3.00%, 04/01/2025 (G)	137,000	127,505
6.50%, 05/15/2019	260,000	294,153
PPG Industries, Inc.
9.00%, 05/01/2021	310,000	397,369
Praxair, Inc.
2.65%, 02/05/2025	82,000	80,347
5.20%, 03/15/2017	150,000	156,704
Union Carbide Corp.
7.50%, 06/01/2025	400,000	484,221
7.75%, 10/01/2096	210,000	240,980

		4,274,815

Commercial Services & Supplies - 0.1%
ADT Corp.
3.50%, 07/15/2022 (G)	124,000	111,910
4.88%, 07/15/2042	147,000	104,370
ERAC USA Finance LLC
4.50%, 08/16/2021 (B)	175,000	187,503
5.25%, 10/01/2020 (B)	65,000	72,061
5.63%, 03/15/2042 (B)	141,000	151,646
6.70%, 06/01/2034 (B)	331,000	406,299
MUFG Americas Holdings Corp.
2.25%, 02/10/2020	54,000	53,484
Pitney Bowes, Inc.
5.60%, 03/15/2018, MTN	100,000	106,048
Tyco International Finance SA
5.13%, 09/14/2045	43,000	43,469
Waste Management, Inc.
3.90%, 03/01/2035	38,000	36,188
4.75%, 06/30/2020	319,000	350,899

		1,623,877

Communications Equipment - 0.1%
Cisco Systems, Inc.
2.45%, 06/15/2020	75,000	76,657
2.90%, 03/04/2021	55,000	57,438
3.00%, 06/15/2022	194,000	201,219
3.50%, 06/15/2025 (G)	73,000	76,458
3.63%, 03/04/2024	200,000	212,476
4.45%, 01/15/2020	75,000	82,479
5.90%, 02/15/2039	100,000	120,474

		827,201

Construction & Engineering - 0.1%
ABB Finance USA, Inc.
1.63%, 05/08/2017	210,000	210,507
2.88%, 05/08/2022	152,000	153,047
4.38%, 05/08/2042	128,000	132,484
Fluor Corp.
3.38%, 09/15/2021	547,000	563,232

		1,059,270

Construction Materials - 0.0% (E)
CRH America, Inc.
5.13%, 05/18/2045 (B)	200,000	202,373

Consumer Finance - 0.2%
American Express Co.
3.63%, 12/05/2024	63,000	62,773
7.00%, 03/19/2018	700,000	776,157
American Express Credit Corp.
1.80%, 07/31/2018, MTN	163,000	162,533

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2016 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
American Express Credit Corp. (continued)
2.38%, 05/26/2020, MTN	$ 212,000	$ 211,616
Capital One Financial Corp.
3.50%, 06/15/2023	220,000	219,751
4.20%, 10/29/2025	162,000	162,274
4.75%, 07/15/2021	625,000	678,792
John Deere Capital Corp.
1.60%, 07/13/2018, MTN	71,000	71,219
2.75%, 03/15/2022, MTN	153,000	153,956
5.75%, 09/10/2018, MTN	100,000	110,594
PACCAR Financial Corp.
1.60%, 03/15/2017, MTN	197,000	197,980
Toyota Motor Credit Corp.
1.55%, 07/13/2018, MTN	111,000	111,257
2.80%, 07/13/2022, MTN	250,000	254,779

		3,173,681

Distributors - 0.0% (E)
WW Grainger, Inc.
4.60%, 06/15/2045	68,000	72,434

Diversified Financial Services - 0.6%
Blackstone Holdings Finance Co. LLC
5.88%, 03/15/2021 (B) (G)	500,000	577,687
CME Group, Inc.
3.00%, 09/15/2022 - 03/15/2025	360,000	365,838
Credit Suisse AG
1.75%, 01/29/2018	250,000	249,744
3.00%, 10/29/2021	250,000	253,104
Credit Suisse Group Funding Guernsey, Ltd.
3.13%, 12/10/2020 (B)	250,000	250,756
3.75%, 03/26/2025	250,000	243,035
4.88%, 05/15/2045	250,000	246,503
GE Capital International Funding Co.
2.34%, 11/15/2020 (B)	2,553,000	2,562,352
3.37%, 11/15/2025 (B)	744,000	765,016
4.42%, 11/15/2035 (B)	479,000	491,707
General Electric Capital Corp.
3.10%, 01/09/2023, MTN	287,000	297,850
4.65%, 10/17/2021, MTN	258,000	289,963
5.50%, 01/08/2020, MTN	510,000	578,873
6.00%, 08/07/2019, MTN	121,000	138,081
6.75%, 03/15/2032, MTN	139,000	182,328
Jefferies Group LLC
6.25%, 01/15/2036	260,000	233,583
6.45%, 06/08/2027	180,000	182,901
MassMutual Global Funding II
2.00%, 04/05/2017 (B)	170,000	171,795
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/2018	250,000	304,350

		8,385,466

Diversified Telecommunication Services - 1.0%
AT&T, Inc.
3.00%, 06/30/2022	296,000	290,317
3.40%, 05/15/2025	42,000	40,237
3.60%, 02/17/2023 (H)	1,500,000	1,498,875
3.88%, 08/15/2021	1,300,000	1,359,853
4.50%, 05/15/2035	45,000	40,585
4.75%, 05/15/2046	44,000	39,014
5.35%, 09/01/2040	898,000	857,201
6.30%, 01/15/2038	500,000	536,050
BellSouth Corp.
6.55%, 06/15/2034	300,000	321,870

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
British Telecommunications PLC
5.95%, 01/15/2018	$ 200,000	$ 215,858
9.63%, 12/15/2030	180,000	259,192
Centel Capital Corp.
9.00%, 10/15/2019	450,000	520,285
Deutsche Telekom International Finance BV
8.75%, 06/15/2030	330,000	458,664
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (B)	77,000	75,954
3.48%, 06/15/2050 (B)	81,000	80,514
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/2017	400,000	400,245
Orange SA
9.00%, 03/01/2031	430,000	618,207
Telefonica Emisiones SAU
5.13%, 04/27/2020	663,000	718,636
5.46%, 02/16/2021	91,000	101,255
Verizon Communications, Inc.
2.63%, 02/21/2020	82,000	82,472
3.00%, 11/01/2021	1,028,000	1,034,449
4.40%, 11/01/2034	337,000	306,959
4.50%, 09/15/2020	476,000	515,388
4.52%, 09/15/2048	129,000	113,019
4.67%, 03/15/2055	473,000	397,705
4.86%, 08/21/2046	214,000	198,457
5.05%, 03/15/2034	539,000	525,588
5.15%, 09/15/2023	286,000	316,402
5.85%, 09/15/2035	775,000	823,914
6.40%, 09/15/2033	16,000	18,079
6.55%, 09/15/2043	37,000	43,196
Verizon Pennsylvania LLC
8.35%, 12/15/2030	240,000	295,956

		13,104,396

Electric Utilities - 1.0%
AEP Texas Central Co.
6.65%, 02/15/2033	100,000	122,082
Alabama Power Co.
3.75%, 03/01/2045	47,000	43,981
6.00%, 03/01/2039	248,000	304,048
6.13%, 05/15/2038	77,000	94,666
American Electric Power Co., Inc.
1.65%, 12/15/2017	83,000	82,560
Appalachian Power Co.
5.95%, 05/15/2033	50,000	55,976
6.38%, 04/01/2036	200,000	239,291
6.70%, 08/15/2037	200,000	247,103
Arizona Public Service Co.
2.20%, 01/15/2020	50,000	50,342
4.50%, 04/01/2042 (G)	121,000	128,862
5.05%, 09/01/2041	303,000	344,258
Cleveland Electric Illuminating Co.
7.88%, 11/01/2017	180,000	198,287
8.88%, 11/15/2018	337,000	396,271
Comision Federal de Electricidad
4.88%, 05/26/2021 (B)	261,000	265,568
DTE Electric Co.
2.65%, 06/15/2022	68,000	68,755
3.70%, 03/15/2045	114,000	109,123
3.95%, 06/15/2042	101,000	100,039
Duke Energy Carolinas LLC
4.30%, 06/15/2020	156,000	170,954
6.00%, 01/15/2038	133,000	169,502
6.45%, 10/15/2032	100,000	125,955
Duke Energy Indiana LLC
3.75%, 07/15/2020	200,000	214,165

The notes are an integral part of this report. Transamerica Funds	Page 8	January 31, 2016 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Duke Energy Progress LLC
3.00%, 09/15/2021	$ 610,000	$ 634,878
5.30%, 01/15/2019	80,000	88,206
Enel Finance International NV
5.13%, 10/07/2019 (B)	450,000	491,805
Florida Power & Light Co.
3.13%, 12/01/2025	200,000	204,035
5.13%, 06/01/2041	112,000	131,937
Great Plains Energy, Inc.
4.85%, 06/01/2021	26,000	28,336
Hydro-Quebec
8.40%, 01/15/2022	420,000	553,051
9.40%, 02/01/2021	100,000	132,273
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	475,636	533,695
Kansas City Power & Light Co.
5.30%, 10/01/2041	500,000	551,200
Massachusetts Electric Co.
5.90%, 11/15/2039 (B)	55,000	65,221
Nevada Power Co.
5.38%, 09/15/2040	52,000	59,531
5.45%, 05/15/2041	400,000	463,398
7.13%, 03/15/2019	100,000	114,408
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 (B)	50,000	53,937
NiSource Finance Corp.
5.80%, 02/01/2042	600,000	696,288
6.80%, 01/15/2019	200,000	223,973
Northern States Power Co.
5.35%, 11/01/2039	19,000	22,532
6.25%, 06/01/2036	100,000	129,360
Pacific Gas & Electric Co.
2.45%, 08/15/2022	181,000	177,959
3.25%, 09/15/2021 (G)	159,000	166,110
4.50%, 12/15/2041	200,000	207,222
5.40%, 01/15/2040	42,000	47,804
6.05%, 03/01/2034	60,000	72,705
PacifiCorp
5.50%, 01/15/2019 (G)	125,000	138,257
5.65%, 07/15/2018	100,000	109,126
6.25%, 10/15/2037	360,000	454,950
Pennsylvania Electric Co.
6.05%, 09/01/2017	150,000	159,930
PPL Capital Funding, Inc.
4.20%, 06/15/2022	165,000	176,322
PPL Electric Utilities Corp.
2.50%, 09/01/2022	100,000	100,535
Progress Energy, Inc.
4.88%, 12/01/2019	200,000	217,245
6.00%, 12/01/2039	50,000	57,907
7.75%, 03/01/2031	150,000	198,790
Public Service Co. of Colorado
2.25%, 09/15/2022 (G)	137,000	135,402
3.20%, 11/15/2020	56,000	58,517
Public Service Co. of New Hampshire
3.50%, 11/01/2023	60,000	62,765
Public Service Co. of Oklahoma
5.15%, 12/01/2019	133,000	147,070
Public Service Electric & Gas Co.
3.65%, 09/01/2042, MTN	138,000	131,127
5.38%, 11/01/2039, MTN	28,000	33,505
South Carolina Electric & Gas Co.
4.50%, 06/01/2064	58,000	55,978
Southern California Edison Co.
3.90%, 12/01/2041	100,000	97,680
5.50%, 03/15/2040	130,000	156,116

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Southern California Edison Co. (continued)
6.65%, 04/01/2029	$ 300,000	$ 383,930
Virginia Electric & Power Co.
2.95%, 01/15/2022	157,000	159,745
Wisconsin Electric Power Co.
2.95%, 09/15/2021	26,000	26,737
3.10%, 06/01/2025 (G)	82,000	83,125
3.65%, 12/15/2042	144,000	136,763
Xcel Energy, Inc.
4.70%, 05/15/2020	50,000	54,179
4.80%, 09/15/2041	116,000	121,073

		12,838,426

Electrical Equipment - 0.0% (E)
Eaton Corp.
7.63%, 04/01/2024	500,000	631,571

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc.
6.00%, 04/01/2020	385,000	424,324
6.88%, 06/01/2018	92,000	100,422
7.50%, 01/15/2027	310,000	371,249

		895,995

Energy Equipment & Services - 0.3%
ANR Pipeline Co.
9.63%, 11/01/2021	200,000	258,806
Cameron International Corp.
4.00%, 12/15/2023	85,000	84,680
Ensco PLC
5.20%, 03/15/2025 (G)	88,000	53,240
5.75%, 10/01/2044 (G)	56,000	31,920
Gulf South Pipeline Co., LP
4.00%, 06/15/2022	400,000	362,425
Halliburton Co.
3.50%, 08/01/2023	150,000	141,352
6.15%, 09/15/2019	70,000	77,446
7.60%, 08/15/2096 (B)	160,000	178,113
Nabors Industries, Inc.
4.63%, 09/15/2021	555,000	412,229
5.00%, 09/15/2020 (G)	100,000	80,244
Noble Holding International, Ltd.
3.95%, 03/15/2022 (G)	87,000	44,152
4.00%, 03/16/2018	48,000	38,287
5.25%, 03/15/2042	253,000	101,200
Schlumberger Holdings Corp.
3.63%, 12/21/2022 (B) (G)	165,000	161,445
Schlumberger Investment SA
3.30%, 09/14/2021 (B)	344,000	343,403
3.65%, 12/01/2023	164,000	165,317
Texas Eastern Transmission, LP
2.80%, 10/15/2022 (B)	462,000	417,662
Transocean, Inc.
6.50%, 11/15/2020	85,000	51,319
7.13%, 12/15/2021 (G)	226,000	132,775
7.50%, 04/15/2031	200,000	97,000
Weatherford International, Ltd.
9.88%, 03/01/2039	655,000	465,050

		3,698,065

Food & Staples Retailing - 0.3%
Costco Wholesale Corp.
2.25%, 02/15/2022	129,000	129,582
CVS Health Corp.
2.75%, 12/01/2022	100,000	98,735
4.88%, 07/20/2035	220,000	228,386

The notes are an integral part of this report. Transamerica Funds	Page 9	January 31, 2016 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food & Staples Retailing (continued)
CVS Pass-Through Trust
5.93%, 01/10/2034 (B)	$ 600,330	$ 661,422
Kroger Co.
2.20%, 01/15/2017	123,000	124,114
5.40%, 07/15/2040	51,000	55,566
6.15%, 01/15/2020	300,000	343,593
7.50%, 04/01/2031	600,000	755,485
8.00%, 09/15/2029	175,000	234,142
Sysco Corp.
3.75%, 10/01/2025	102,000	104,980
Walgreen Co.
3.10%, 09/15/2022	516,000	501,697
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	63,000	63,013
4.50%, 11/18/2034	46,000	41,558
4.80%, 11/18/2044	100,000	88,543

		3,430,816

Food Products - 0.3%
Bunge, Ltd. Finance Corp.
3.50%, 11/24/2020	31,000	31,482
8.50%, 06/15/2019	310,000	360,869
Cargill, Inc.
3.30%, 03/01/2022 (B)	250,000	256,435
7.35%, 03/06/2019 (B)	250,000	289,032
ConAgra Foods, Inc.
2.10%, 03/15/2018	159,000	159,251
Kraft Foods Group, Inc.
3.50%, 06/06/2022	180,000	184,063
5.38%, 02/10/2020	138,000	151,946
6.88%, 01/26/2039	328,000	396,029
Kraft Heinz Foods Co.
2.80%, 07/02/2020 (B)	400,000	402,789
3.95%, 07/15/2025 (B)	269,000	275,720
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	288,000	295,244
Mondelez International, Inc.
4.00%, 02/01/2024	500,000	516,239

		3,319,099

Gas Utilities - 0.1%
AGL Capital Corp.
3.50%, 09/15/2021	601,000	610,768
5.25%, 08/15/2019	100,000	108,690
5.88%, 03/15/2041	109,000	122,389
6.38%, 07/15/2016	300,000	306,939
Atmos Energy Corp.
8.50%, 03/15/2019	44,000	51,708
Boston Gas Co.
4.49%, 02/15/2042 (B)	330,000	331,985
CenterPoint Energy Resources Corp.
4.50%, 01/15/2021	352,000	372,230

		1,904,709

Health Care Equipment & Supplies - 0.0% (E)
Becton Dickinson and Co.
2.68%, 12/15/2019	38,000	38,629
3.73%, 12/15/2024	49,000	50,129
Medtronic, Inc.
3.15%, 03/15/2022	100,000	103,287
4.38%, 03/15/2035	125,000	127,596

		319,641

Health Care Providers & Services - 0.2%
Aetna, Inc.
4.50%, 05/15/2042	153,000	150,900

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Aetna, Inc. (continued)
6.75%, 12/15/2037	$ 305,000	$ 379,144
Anthem, Inc.
3.13%, 05/15/2022	492,000	483,387
3.30%, 01/15/2023	105,000	103,664
4.65%, 01/15/2043	38,000	36,159
Cardinal Health, Inc.
3.75%, 09/15/2025	75,000	76,944
4.90%, 09/15/2045	45,000	46,064
Laboratory Corp. of America Holdings
3.20%, 02/01/2022	170,000	168,116
Medco Health Solutions, Inc.
7.13%, 03/15/2018	250,000	276,602
Texas Health Resources
4.33%, 11/15/2055	175,000	177,336
UnitedHealth Group, Inc.
3.35%, 07/15/2022	84,000	86,908
3.38%, 11/15/2021	412,000	431,700
4.63%, 07/15/2035	84,000	89,382

		2,506,306

Hotels, Restaurants & Leisure - 0.0% (E)
McDonald’s Corp.
4.70%, 12/09/2035, MTN	265,000	267,297
6.30%, 10/15/2037, MTN	81,000	94,815

		362,112

Household Products - 0.0% (E)
Kimberly-Clark Corp.
2.40%, 03/01/2022	68,000	68,852

Independent Power and Renewable Electricity Producers - 0.1%
Exelon Generation Co. LLC
4.00%, 10/01/2020 (G)	600,000	600,387
5.75%, 10/01/2041	86,000	70,500
PSEG Power LLC
4.15%, 09/15/2021	242,000	251,966

		922,853

Industrial Conglomerates - 0.1%
Danaher Corp.
3.90%, 06/23/2021	261,000	282,545
Koninklijke Philips NV
3.75%, 03/15/2022	200,000	206,586
7.20%, 06/01/2026	500,000	612,900

		1,102,031

Insurance - 0.6%
ACE INA Holdings, Inc.
2.88%, 11/03/2022	130,000	131,701
3.15%, 03/15/2025	275,000	276,594
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (B)	800,000	1,016,717
Aon Corp.
3.13%, 05/27/2016	235,000	236,555
6.25%, 09/30/2040	83,000	102,742
Berkshire Hathaway Finance Corp.
4.40%, 05/15/2042	268,000	271,907
5.75%, 01/15/2040	100,000	120,797
CNA Financial Corp.
3.95%, 05/15/2024	282,000	285,323
Liberty Mutual Group, Inc.
5.00%, 06/01/2021 (B)	200,000	216,102
Lincoln National Corp.
4.20%, 03/15/2022	153,000	159,805
4.85%, 06/24/2021	58,000	63,040

The notes are an integral part of this report. Transamerica Funds	Page 10	January 31, 2016 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Marsh & McLennan Cos., Inc.
2.35%, 03/06/2020	$ 176,000	$ 176,216
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 (B)	147,000	161,014
MetLife, Inc.
3.00%, 03/01/2025	200,000	193,081
Metropolitan Life Global Funding I
3.88%, 04/11/2022 (B)	720,000	764,507
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039 (B)	200,000	295,658
New York Life Global Funding
2.15%, 06/18/2019 (B)	350,000	353,366
Pacific Life Global Funding
5.00%, 05/15/2017 (B)	100,000	103,873
Pacific Life Insurance Co.
9.25%, 06/15/2039 (B)	300,000	439,525
Principal Life Global Funding II
2.25%, 10/15/2018 (B) (G)	200,000	202,869
Prudential Insurance Co. of America
8.30%, 07/01/2025 (B)	900,000	1,173,973
Reliance Standard Life Global Funding II
3.05%, 01/20/2021 (B)	298,000	302,179
Travelers Property Casualty Corp.
7.75%, 04/15/2026	450,000	603,748

		7,651,292

Internet & Catalog Retail - 0.0% (E)
Amazon.com, Inc.
3.80%, 12/05/2024	263,000	275,771
4.80%, 12/05/2034	215,000	225,959

		501,730

Internet Software & Services - 0.0% (E)
eBay, Inc.
2.60%, 07/15/2022	537,000	510,275
4.00%, 07/15/2042	133,000	102,803

		613,078

IT Services - 0.2%
HP Enterprise Services LLC
7.45%, 10/15/2029	500,000	591,730
International Business Machines Corp.
1.25%, 02/08/2018	315,000	313,857
1.63%, 05/15/2020	277,000	272,502
4.00%, 06/20/2042 (G)	169,000	152,925
7.00%, 10/30/2025	508,000	653,451
Xerox Corp.
4.50%, 05/15/2021	80,000	79,848
5.63%, 12/15/2019	300,000	321,953

		2,386,266

Life Sciences Tools & Services - 0.0% (E)
Thermo Fisher Scientific, Inc.
1.30%, 02/01/2017	176,000	175,439
4.15%, 02/01/2024	435,000	450,282

		625,721

Machinery - 0.2%
Caterpillar Financial Services Corp.
5.85%, 09/01/2017, MTN	150,000	160,678
7.05%, 10/01/2018, MTN	150,000	170,645
7.15%, 02/15/2019, MTN	100,000	115,275
Caterpillar, Inc.
1.50%, 06/26/2017	115,000	115,435
2.60%, 06/26/2022	123,000	122,931

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery (continued)
Caterpillar, Inc. (continued)
7.90%, 12/15/2018	$ 250,000	$ 292,172
Deere & Co.
2.60%, 06/08/2022	119,000	118,289
3.90%, 06/09/2042	107,000	100,123
Illinois Tool Works, Inc.
3.90%, 09/01/2042	624,000	600,487
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/2020	200,000	199,079
John Deere Capital Corp.
2.55%, 01/08/2021	300,000	304,867
Pentair Finance SA
2.90%, 09/15/2018	131,000	130,624
Roper Technologies, Inc.
3.00%, 12/15/2020	52,000	52,431

		2,483,036

Media - 0.8%
21st Century Fox America, Inc.
6.20%, 12/15/2034	250,000	287,090
7.25%, 05/18/2018	155,000	173,209
7.30%, 04/30/2028	130,000	158,921
7.70%, 10/30/2025	300,000	378,318
8.88%, 04/26/2023	200,000	263,254
CBS Corp.
3.70%, 08/15/2024	63,000	61,974
4.00%, 01/15/2026	208,000	203,676
5.50%, 05/15/2033	150,000	149,732
CCO Safari II LLC
4.46%, 07/23/2022 (B)	391,000	391,701
6.38%, 10/23/2035 (B)	114,000	114,541
6.83%, 10/23/2055 (B)	150,000	149,341
Comcast Cable Holdings LLC
10.13%, 04/15/2022	414,000	559,369
Comcast Corp.
6.50%, 11/15/2035	100,000	124,235
7.05%, 03/15/2033	1,300,000	1,655,477
Cox Communications, Inc.
4.80%, 02/01/2035 (B)	200,000	168,131
Cox Enterprises, Inc.
7.38%, 07/15/2027 (B)	200,000	228,477
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
4.60%, 02/15/2021	400,000	424,110
6.00%, 08/15/2040	200,000	198,243
6.38%, 03/01/2041	240,000	251,917
Discovery Communications LLC
4.38%, 06/15/2021	344,000	355,142
Historic TW, Inc.
9.15%, 02/01/2023	200,000	265,159
NBCUniversal Media LLC
5.95%, 04/01/2041	210,000	249,341
TCI Communications, Inc.
7.13%, 02/15/2028	100,000	133,065
Thomson Reuters Corp.
3.95%, 09/30/2021 (G)	400,000	419,299
4.70%, 10/15/2019	75,000	80,228
Time Warner Cable, Inc.
6.75%, 07/01/2018	40,000	43,693
7.30%, 07/01/2038	90,000	95,628
Time Warner Cos., Inc.
7.57%, 02/01/2024	45,000	54,590
Time Warner Entertainment Co., LP
8.38%, 07/15/2033	250,000	295,149
Time Warner, Inc.
3.60%, 07/15/2025	155,000	150,467
4.75%, 03/29/2021	140,000	150,979

The notes are an integral part of this report. Transamerica Funds	Page 11	January 31, 2016 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Time Warner, Inc. (continued)
6.25%, 03/29/2041	$ 37,000	$ 39,200
6.50%, 11/15/2036	50,000	55,080
7.63%, 04/15/2031	300,000	370,839
7.70%, 05/01/2032	100,000	122,003
Viacom, Inc.
3.88%, 12/15/2021	606,000	598,608
Walt Disney Co.
3.00%, 02/13/2026	500,000	503,874
3.15%, 09/17/2025, MTN	250,000	257,471

		10,181,531

Metals & Mining - 0.2%
BHP Billiton Finance USA, Ltd.
2.05%, 09/30/2018	82,000	79,657
3.25%, 11/21/2021	670,000	641,967
4.13%, 02/24/2042	300,000	231,106
6.50%, 04/01/2019	270,000	294,926
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	250,000	102,500
5.40%, 11/14/2034	360,000	143,100
5.45%, 03/15/2043	184,000	73,044
Nucor Corp.
4.00%, 08/01/2023	63,000	61,524
Placer Dome, Inc.
6.45%, 10/15/2035	399,000	303,892
Rio Tinto Finance USA, Ltd.
3.50%, 11/02/2020 (G)	80,000	78,291
3.75%, 09/20/2021	300,000	288,444

		2,298,451

Multi-Utilities - 0.3%
Berkshire Hathaway Energy Co.
3.75%, 11/15/2023 (G)	780,000	804,810
6.13%, 04/01/2036	310,000	364,544
CenterPoint Energy, Inc.
6.50%, 05/01/2018 (G)	180,000	197,072
Consolidated Edison Co. of New York, Inc.
5.70%, 06/15/2040	154,000	187,066
Consumers Energy Co.
2.85%, 05/15/2022	121,000	122,410
6.70%, 09/15/2019	100,000	116,060
Delmarva Power & Light Co.
4.00%, 06/01/2042	294,000	287,640
Dominion Resources, Inc.
4.90%, 08/01/2041	103,000	103,835
5.25%, 08/01/2033	500,000	527,882
6.40%, 06/15/2018	170,000	186,832
DTE Energy Co.
3.85%, 12/01/2023	152,000	158,932
San Diego Gas & Electric Co.
6.00%, 06/01/2026	320,000	404,126
Sempra Energy
6.00%, 10/15/2039	150,000	167,141
9.80%, 02/15/2019	400,000	481,325
WEC Energy Group, Inc.
3.55%, 06/15/2025	115,000	117,704

		4,227,379

Multiline Retail - 0.1%
Macy’s Retail Holdings, Inc.
3.45%, 01/15/2021 (G)	75,000	74,306
5.13%, 01/15/2042	100,000	86,098
6.90%, 04/01/2029	200,000	218,202

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multiline Retail (continued)
Macy’s Retail Holdings, Inc. (continued)
7.45%, 07/15/2017	$ 240,000	$ 258,179
Nordstrom, Inc.
4.00%, 10/15/2021	301,000	319,711

		956,496

Oil, Gas & Consumable Fuels - 1.5%
Anadarko Holding Co.
7.15%, 05/15/2028	552,000	533,606
Anadarko Petroleum Corp.
8.70%, 03/15/2019	150,000	159,236
Apache Corp.
3.25%, 04/15/2022	111,000	99,735
4.75%, 04/15/2043	268,000	197,064
6.90%, 09/15/2018	180,000	195,904
BG Energy Capital PLC
5.13%, 10/15/2041 (B)	200,000	194,683
BP Capital Markets PLC
1.85%, 05/05/2017	429,000	429,983
3.06%, 03/17/2022	124,000	121,710
3.25%, 05/06/2022	462,000	453,556
3.81%, 02/10/2024	100,000	99,060
Buckeye Partners, LP
4.15%, 07/01/2023	148,000	123,708
4.88%, 02/01/2021	200,000	183,967
5.85%, 11/15/2043	150,000	112,150
Burlington Resources Finance Co.
7.40%, 12/01/2031	290,000	324,259
Canadian Natural Resources, Ltd.
6.45%, 06/30/2033	299,000	242,969
Cenovus Energy, Inc.
3.00%, 08/15/2022	91,000	75,616
4.45%, 09/15/2042	162,000	103,643
6.75%, 11/15/2039	61,000	46,898
Chevron Corp.
2.36%, 12/05/2022	80,000	76,428
3.19%, 06/24/2023	47,000	47,300
CNOOC Finance Pty, Ltd.
2.63%, 05/05/2020	328,000	324,768
CNOOC Finance, Ltd.
1.13%, 05/09/2016	200,000	199,802
3.00%, 05/09/2023	254,000	240,037
ConocoPhillips
6.00%, 01/15/2020	105,000	110,105
6.65%, 07/15/2018	350,000	372,067
Devon Energy Corp.
3.25%, 05/15/2022 (G)	150,000	119,265
4.75%, 05/15/2042	224,000	144,217
7.95%, 04/15/2032	150,000	130,760
Ecopetrol SA
5.38%, 06/26/2026 (G)	135,000	108,000
Encana Corp.
6.50%, 05/15/2019	150,000	129,049
Energy Transfer Partners, LP
3.60%, 02/01/2023	134,000	108,961
4.75%, 01/15/2026	136,000	114,910
5.15%, 03/15/2045	45,000	30,823
Eni SpA
5.70%, 10/01/2040 (B)	900,000	841,787
EnLink Midstream Partners, LP
4.15%, 06/01/2025	130,000	88,968
Enterprise Products Operating LLC
3.35%, 03/15/2023	150,000	135,560
3.70%, 02/15/2026	127,000	114,228
3.75%, 02/15/2025	74,000	67,451
3.90%, 02/15/2024	112,000	104,066
4.05%, 02/15/2022	250,000	246,307

The notes are an integral part of this report. Transamerica Funds	Page 12	January 31, 2016 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC (continued)
4.90%, 05/15/2046 (G)	$ 110,000	$ 91,353
4.95%, 10/15/2054	33,000	24,985
5.10%, 02/15/2045	32,000	26,624
EOG Resources, Inc.
2.63%, 03/15/2023	236,000	218,429
4.10%, 02/01/2021	300,000	312,344
4.15%, 01/15/2026	80,000	79,211
5.10%, 01/15/2036	392,000	387,091
Exxon Mobil Corp.
2.40%, 03/06/2022	300,000	298,210
Kerr-McGee Corp.
7.88%, 09/15/2031	300,000	293,232
Magellan Midstream Partners, LP
3.20%, 03/15/2025	80,000	71,291
Marathon Oil Corp.
3.85%, 06/01/2025 (G)	170,000	121,722
Noble Energy, Inc.
4.15%, 12/15/2021	120,000	108,479
5.63%, 05/01/2021	30,000	30,000
Occidental Petroleum Corp.
2.70%, 02/15/2023 (G)	400,000	370,466
3.50%, 06/15/2025 (G)	91,000	86,727
ONEOK Partners, LP
3.38%, 10/01/2022	95,000	73,904
3.80%, 03/15/2020 (G)	105,000	96,917
4.90%, 03/15/2025 (G)	500,000	401,582
6.65%, 10/01/2036	220,000	173,285
Petro-Canada
5.35%, 07/15/2033	100,000	87,953
6.05%, 05/15/2018	312,000	325,204
7.88%, 06/15/2026 (G)	100,000	117,455
Petrobras Global Finance BV
4.38%, 05/20/2023 (G)	280,000	184,433
5.38%, 01/27/2021	400,000	300,500
6.25%, 03/17/2024	412,000	298,082
6.85%, 06/05/2115	25,000	15,813
Petroleos Mexicanos
4.50%, 01/23/2026 (B) (G)	122,000	104,920
4.88%, 01/18/2024 (G)	81,000	73,260
5.63%, 01/23/2046 (B)	77,000	59,290
6.38%, 02/04/2021 (B) (H)	285,000	288,847
6.38%, 01/23/2045	228,000	192,375
6.88%, 08/04/2026 (B) (H)	359,000	365,282
Phillips 66
2.95%, 05/01/2017	161,000	163,290
4.30%, 04/01/2022	130,000	132,917
Plains All American Pipeline, LP / PAA Finance Corp.
2.60%, 12/15/2019 (G)	97,000	86,709
4.65%, 10/15/2025 (G)	450,000	385,064
4.90%, 02/15/2045	222,000	154,728
Repsol Oil & Gas Canada, Inc.
7.75%, 06/01/2019	385,000	356,742
Shell International Finance BV
4.13%, 05/11/2035	158,000	144,393
4.30%, 09/22/2019	300,000	319,454
4.38%, 03/25/2020	410,000	438,648
6.38%, 12/15/2038	100,000	114,644
Sinopec Group Overseas Development, Ltd.
3.90%, 05/17/2022 (B)	200,000	206,905
Spectra Energy Capital LLC
3.30%, 03/15/2023	100,000	84,210
7.50%, 09/15/2038	125,000	121,475
Spectra Energy Partners, LP
3.50%, 03/15/2025	313,000	275,157

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Statoil ASA
3.15%, 01/23/2022	$ 313,000	$ 312,421
4.25%, 11/23/2041	236,000	214,771
Suncor Energy, Inc.
5.95%, 12/01/2034	400,000	369,519
6.10%, 06/01/2018	250,000	261,026
Sunoco Logistics Partners Operations, LP
5.50%, 02/15/2020	250,000	254,457
5.95%, 12/01/2025 (G)	150,000	137,929
Tosco Corp.
7.80%, 01/01/2027	160,000	179,012
8.13%, 02/15/2030	230,000	257,973
Total Capital International SA
2.70%, 01/25/2023	688,000	652,756
3.75%, 04/10/2024	82,000	83,029
TransCanada PipeLines, Ltd.
2.50%, 08/01/2022	115,000	103,734
3.13%, 01/15/2019	149,000	149,437
3.75%, 10/16/2023	135,000	130,392
4.88%, 01/15/2026	370,000	373,679
6.50%, 08/15/2018	175,000	190,335

		19,886,678

Pharmaceuticals - 0.2%
Actavis Funding SCS
3.00%, 03/12/2020	125,000	126,528
3.45%, 03/15/2022	211,000	214,112
4.55%, 03/15/2035	235,000	231,517
Actavis, Inc.
3.25%, 10/01/2022	162,000	161,502
Bayer US Finance LLC
3.38%, 10/08/2024 (B)	200,000	205,967
Merck & Co., Inc.
2.35%, 02/10/2022	43,000	42,912
3.70%, 02/10/2045	20,000	18,669
Novartis Capital Corp.
2.40%, 09/21/2022	160,000	161,330
3.40%, 05/06/2024	395,000	415,826
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021	181,000	187,421
Zoetis, Inc.
3.25%, 02/01/2023	200,000	191,009
3.45%, 11/13/2020	37,000	37,537
4.50%, 11/13/2025	284,000	292,874

		2,287,204

Real Estate Investment Trusts - 0.3%
Boston Properties, LP
3.65%, 02/01/2026	278,000	280,879
Duke Realty, LP
4.38%, 06/15/2022	168,000	175,980
Equity Commonwealth
5.88%, 09/15/2020	485,000	526,842
6.65%, 01/15/2018	215,000	227,850
ERP Operating, LP
4.63%, 12/15/2021	479,000	533,419
HCP, Inc.
2.63%, 02/01/2020	232,000	230,823
3.40%, 02/01/2025	114,000	107,241
3.88%, 08/15/2024	105,000	102,632
4.20%, 03/01/2024	54,000	54,357
Prologis, LP
3.75%, 11/01/2025	38,000	38,320
Realty Income Corp.
3.25%, 10/15/2022	250,000	244,963
Simon Property Group, LP
3.30%, 01/15/2026	242,000	241,960

The notes are an integral part of this report. Transamerica Funds	Page 13	January 31, 2016 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Investment Trusts (continued)
Simon Property Group, LP (continued)
4.38%, 03/01/2021	$ 457,000	$ 500,796
Ventas Realty, LP
3.50%, 02/01/2025	54,000	52,268
4.13%, 01/15/2026	79,000	79,953
Welltower, Inc.
4.00%, 06/01/2025	130,000	129,471

		3,527,754

Road & Rail - 0.2%
Burlington Northern Santa Fe LLC
3.45%, 09/15/2021	251,000	259,565
3.60%, 09/01/2020	125,000	132,130
5.75%, 05/01/2040	300,000	342,602
7.29%, 06/01/2036	90,000	118,113
Canadian National Railway Co.
5.85%, 11/15/2017	180,000	193,171
Canadian Pacific Railway Co.
6.13%, 09/15/2115	64,000	65,391
CSX Corp.
3.95%, 05/01/2050	42,000	35,357
4.25%, 06/01/2021	65,000	69,747
7.38%, 02/01/2019	350,000	403,691
Norfolk Southern Corp.
3.25%, 12/01/2021	166,000	169,465
6.00%, 03/15/2105	160,000	171,475
Ryder System, Inc.
2.50%, 03/01/2017, MTN	440,000	442,784
3.60%, 03/01/2016, MTN	132,000	132,294
Union Pacific Corp.
2.95%, 01/15/2023 (G)	43,000	43,729
4.16%, 07/15/2022 (G)	306,000	332,696
4.30%, 06/15/2042	148,000	147,650

		3,059,860

Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp.
3.10%, 07/29/2022	120,000	124,178
3.30%, 10/01/2021	130,000	137,508
3.70%, 07/29/2025	97,000	102,257
4.80%, 10/01/2041	150,000	155,622
National Semiconductor Corp.
6.60%, 06/15/2017	200,000	215,128

		734,693

Software - 0.2%
Intuit, Inc.
5.75%, 03/15/2017	70,000	73,218
Microsoft Corp.
2.38%, 02/12/2022 - 05/01/2023	125,000	125,326
3.50%, 02/12/2035	77,000	72,371
3.63%, 12/15/2023	311,000	334,009
4.00%, 02/12/2055	81,000	71,743
4.20%, 11/03/2035	103,000	104,407
4.50%, 10/01/2040	70,000	72,479
4.75%, 11/03/2055	136,000	136,567
Oracle Corp.
2.38%, 01/15/2019	182,000	186,318
2.95%, 05/15/2025	200,000	195,714
5.00%, 07/08/2019	100,000	110,919
5.38%, 07/15/2040	123,000	134,269
6.13%, 07/08/2039	731,000	861,755
6.50%, 04/15/2038	200,000	244,748

		2,723,843

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Specialty Retail - 0.0% (E)
Home Depot, Inc.
2.63%, 06/01/2022	$ 47,000	$ 47,530
4.25%, 04/01/2046	145,000	145,699
Lowe’s Cos., Inc.
3.38%, 09/15/2025 (G)	119,000	122,772
5.50%, 10/15/2035 (G)	140,000	166,332
7.11%, 05/15/2037, MTN	120,000	157,838

		640,171

Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.
0.86%, 05/03/2018 (A)	297,000	296,209
2.15%, 02/09/2022	327,000	323,322
2.40%, 05/03/2023	494,000	484,818
2.85%, 05/06/2021	302,000	312,392
3.20%, 05/13/2025	160,000	162,521
3.45%, 02/09/2045	125,000	104,295

		1,683,557

Transportation Infrastructure - 0.1%
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.38%, 02/01/2022 (B)	233,000	228,617
4.88%, 07/11/2022 (B)	500,000	530,918

		759,535

Water Utilities - 0.0% (E)
American Water Capital Corp.
3.85%, 03/01/2024	300,000	320,258

Wireless Telecommunication Services - 0.1%
America Movil SAB de CV
2.38%, 09/08/2016	421,000	422,047
3.13%, 07/16/2022	236,000	234,799
Rogers Communications, Inc.
4.10%, 10/01/2023 (G)	213,000	224,068
5.45%, 10/01/2043	95,000	100,644
Vodafone Group PLC
1.63%, 03/20/2017	470,000	470,383
2.50%, 09/26/2022	35,000	32,902
2.95%, 02/19/2023	40,000	37,713

		1,522,556

Total Corporate Debt Securities (Cost $204,141,060)		205,489,533

FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
African Development Bank
8.80%, 09/01/2019	500,000	615,057
Colombia Government International Bond
5.00%, 06/15/2045	200,000	163,500
Israel Government AID Bond
Series 2010-Z
Zero Coupon, 02/15/2025	2,250,000	1,775,623
Series 2011-Z
Zero Coupon, 11/15/2026	1,400,000	1,031,159
Mexico Government International Bond
4.13%, 01/21/2026	553,000	553,553
5.55%, 01/21/2045	190,000	191,663
5.75%, 10/12/2110	550,000	506,000
3.50%, 01/21/2021, MTN (G)	731,000	740,503
4.75%, 03/08/2044, MTN	688,000	622,640
Peruvian Government International Bond
5.63%, 11/18/2050	45,000	46,463
Poland Government International Bond
4.00%, 01/22/2024	333,000	348,293

The notes are an integral part of this report. Transamerica Funds	Page 14	January 31, 2016 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Province of Quebec, Canada
6.35%, 01/30/2026, MTN	$ 285,000	$ 363,268
Turkey Government International Bond
4.25%, 04/14/2026 (G)	210,000	200,130
5.75%, 03/22/2024	365,000	390,185

Total Foreign Government Obligations (Cost $7,503,507)		7,548,037

MORTGAGE-BACKED SECURITIES - 5.3%
A10 Securitization LLC
Series 2015-1, Class A1
2.10%, 04/15/2034 (B)	650,905	647,669
A10 Term Asset Financing LLC
Series 2013-2, Class A
2.62%, 11/15/2027 (B)	748,262	750,120
Series 2013-2, Class B
4.38%, 11/15/2027 (B)	250,000	250,200
Series 2014-1, Class A1
1.72%, 04/15/2033 (B)	664,562	655,628
Series 2014-1, Class A2
3.02%, 04/15/2033 (B)	603,000	602,111
Ajax Mortgage Loan Trust
Series 2015-B, Class A
3.88%, 07/25/2060 (A) (B)	324,077	325,105
American General Mortgage Loan Trust
Series 2006-1, Class A5
5.75%, 12/25/2035 (A) (B)	58,029	59,811
Series 2010-1A, Class A3
5.65%, 03/25/2058 (A) (B)	388,939	390,081
Angel Oak Mortgage Trust LLC
Series 2015-1, Class A
4.50%, 11/25/2045 (A) (B)	583,233	582,784
ASG Resecuritization Trust
Series 2009-1, Class A60
5.63%, 06/26/2037 (A) (B)	32,343	32,028
Series 2009-3, Class A65
2.11%, 03/26/2037 (A) (B)	403,916	401,344
Series 2009-4, Class A60
6.00%, 06/28/2037 (B)	6,095	6,085
Series 2011-1, Class 3A50
3.02%, 11/28/2035 (A) (B)	274,897	270,365
Banc of America Alternative Loan Trust
Series 2003-11, Class 1A1
6.00%, 01/25/2034	78,394	82,251
Series 2003-11, Class 2A1
6.00%, 01/25/2034	104,311	108,276
Series 2003-7, Class 2A4
5.00%, 09/25/2018	86,806	87,530
Series 2004-1, Class 1A1
6.00%, 02/25/2034	288,160	305,193
Series 2004-1, Class 5A1
5.50%, 02/25/2019	18,853	19,156
Series 2004-8, Class 3A1
5.50%, 09/25/2019	31,428	30,706
Banc of America Commercial Mortgage Trust
Series 2006-3, Class A4
5.89%, 07/10/2044 (A)	497,464	499,650
Series 2006-4, Class A4
5.63%, 07/10/2046	345,829	348,189
Series 2006-5, Class A4
5.41%, 09/10/2047	193,985	196,061
Banc of America Funding Trust
Series 2004-3, Class 1A1
5.50%, 10/25/2034	256,239	265,655
Series 2004-C, Class 1A1

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Funding Trust (continued)
3.08%, 12/20/2034 (A)	$ 60,475	$ 59,682
Series 2005-E, Class 4A1
2.84%, 03/20/2035 (A)	1,028,125	1,020,697
Series 2010-R11A, Class 1A6
5.12%, 08/26/2035 (A) (B)	199,291	200,739
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2005-3, Class AM
4.73%, 07/10/2043	123,848	123,713
Banc of America Mortgage Trust
Series 2003-3, Class 2A1
0.98%, 05/25/2018 (A)	25,083	24,478
Series 2003-4, Class 2A1
0.98%, 06/25/2018 (A)	49,426	47,925
Series 2003-6, Class 2A1
0.88%, 08/25/2018 (A)	23,580	23,315
Series 2003-C, Class 3A1
2.62%, 04/25/2033 (A)	59,986	60,579
Series 2003-E, Class 2A2
2.79%, 06/25/2033 (A)	203,467	203,450
Series 2004-3, Class 1A26
5.50%, 04/25/2034	147,590	149,312
Series 2004-3, Class 3A1
5.00%, 04/25/2019	20,667	20,941
Series 2004-5, Class 4A1
4.75%, 06/25/2019	12,996	13,013
Series 2004-C, Class 2A2
2.69%, 04/25/2034 (A)	364,458	363,471
BCAP LLC Trust
Series 2009-RR13, Class 17A2
5.50%, 04/26/2037 (A) (B)	107,947	109,636
Series 2009-RR14, Class 3A2
2.52%, 08/26/2035 (A) (B)	499,968	499,408
Series 2009-RR5, Class 8A1
5.50%, 11/26/2034 (B)	144,714	153,252
Series 2010-RR12, Class 2A5
2.72%, 01/26/2036 (A) (B)	222,305	220,250
Series 2010-RR5, Class 2A5
5.40%, 04/26/2037 (A) (B)	248,802	252,167
Series 2010-RR6, Class 22A3
4.12%, 06/26/2036 (A) (B)	95,846	95,609
Series 2010-RR7, Class 16A1
0.96%, 02/26/2047 (A) (B)	8,604	8,590
Series 2010-RR7, Class 1A5
2.73%, 04/26/2035 (A) (B)	95,648	94,483
Series 2010-RR7, Class 2A1
2.20%, 07/26/2045 (A) (B)	693,431	691,208
Series 2010-RR8, Class 3A3
2.74%, 05/26/2035 (A) (B)	16,003	15,967
Series 2010-RR8, Class 3A4
2.74%, 05/26/2035 (A) (B)	773,000	748,008
Series 2011-RR10, Class 2A1
1.16%, 09/26/2037 (A) (B)	1,184,881	1,140,896
Series 2011-RR4, Class 6A3
5.00%, 08/26/2037 (A) (B)	538,999	543,179
Series 2011-RR5, Class 11A3
0.57%, 05/28/2036 (A) (B)	212,422	210,394
Series 2012-RR10, Class 3A1
0.61%, 05/26/2036 (A) (B)	367,235	357,724
Series 2012-RR2, Class 1A1
0.59%, 08/26/2036 (A) (B)	190,878	189,270
Series 2012-RR3, Class 2A5
2.07%, 05/26/2037 (A) (B)	450,003	449,772
Series 2015-RR4, Class 1A1
1.29%, 09/11/2038 (A) (B)	402,280	378,124

The notes are an integral part of this report. Transamerica Funds	Page 15	January 31, 2016 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Alt-A Trust
Series 2005-2, Class 1A1
0.93%, 03/25/2035 (A)	$ 210,120	$ 205,843
Bear Stearns ARM Trust
Series 2003-4, Class 3A1
2.51%, 07/25/2033 (A)	87,192	87,273
Series 2004-2, Class 14A
3.09%, 05/25/2034 (A)	54,958	54,610
Bear Stearns Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2005-PWR8, Class X1
0.41%, 06/11/2041 (A) (B)	453,124	103
CD Commercial Mortgage Trust, Interest Only STRIPS
Series 2007-CD4, Class XC
0.56%, 12/11/2049 (A) (B)	23,794,273	84,662
Chase Mortgage Finance Trust
Series 2004-S3, Class 2A5
5.50%, 03/25/2034	353,165	356,315
Series 2007-A1, Class 1A3
2.72%, 02/25/2037 (A)	1,194,561	1,179,288
Series 2007-A1, Class 2A1
2.65%, 02/25/2037 (A)	268,685	268,569
Series 2007-A1, Class 7A1
2.61%, 02/25/2037 (A)	184,021	184,101
Series 2007-A1, Class 9A1
2.73%, 02/25/2037 (A)	106,307	105,125
Series 2007-A2, Class 1A1
2.70%, 07/25/2037 (A)	56,520	56,151
Series 2007-A2, Class 2A1
2.72%, 07/25/2037 (A)	337,216	327,561
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26
5.50%, 04/25/2034	217,411	227,630
Series 2004-3, Class A4
5.75%, 04/25/2034	326,116	338,615
Series 2004-5, Class 1A4
5.50%, 06/25/2034	328,933	341,072
Series 2004-8, Class 2A1
4.50%, 06/25/2019	17,466	17,872
Series 2004-J4, Class 2A1
5.00%, 05/25/2019	29,965	30,296
Citigroup Commercial Mortgage Trust
Series 2006-C5, Class A4
5.43%, 10/15/2049	494,189	500,199
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-HYB1, Class A
2.74%, 09/25/2033 (A)	219,293	218,629
Citigroup Mortgage Loan Trust
Series 2003-1, Class 3A4
5.25%, 09/25/2033	162,113	161,921
Series 2005-2, Class 2A11
5.50%, 05/25/2035	196,895	204,321
Series 2008-AR4, Class 1A1A
2.77%, 11/25/2038 (A) (B)	580,398	577,137
Series 2009-10, Class 1A1
2.52%, 09/25/2033 (A) (B)	410,842	414,469
Series 2009-11, Class 3A1
5.75%, 05/25/2037 (A) (B)	236,646	241,155
Series 2010-7, Class 10A1
2.76%, 02/25/2035 (A) (B)	75,822	75,101
Series 2010-8, Class 5A6
4.00%, 11/25/2036 (B)	1,114,725	1,123,268
Series 2010-8, Class 6A6
4.50%, 12/25/2036 (B)	1,115,816	1,129,415

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
COBALT CMBS Commercial Mortgage Trust
Series 2006-C1, Class A4
5.22%, 08/15/2048	$ 463,909	$ 470,807
Series 2006-C1, Class AM
5.25%, 08/15/2048	1,000,000	1,009,325
COBALT CMBS Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C1
0.98%, 08/15/2048 (A)	16,216,224	86,904
COMM Mortgage Trust
Series 2015-CR25, Class A4
3.76%, 08/10/2048	562,000	586,008
COMM Mortgage Trust, Interest Only STRIPS
Series 2012-CR2, Class XA
1.99%, 08/15/2045 (A)	2,071,310	172,536
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4
5.25%, 09/25/2033	106,127	109,364
Series 2003-27, Class 5A4
5.25%, 11/25/2033	176,799	179,873
Series 2003-29, Class 5A1
7.00%, 12/25/2033	163,543	172,768
Series 2003-29, Class 8A1
6.00%, 11/25/2018	50,000	51,708
Series 2003-AR15, Class 3A1
2.91%, 06/25/2033 (A)	201,398	199,535
Series 2004-4, Class 2A4
5.50%, 09/25/2034	291,981	306,372
Series 2004-5, Class 3A1
5.25%, 08/25/2019	127,444	129,890
Series 2004-8, Class 1A4
5.50%, 12/25/2034	285,675	308,172
Credit Suisse Mortgage Capital Certificates
Series 2009-3R, Class 19A3
6.00%, 01/27/2038 (B)	93,035	94,960
CSMC Trust
Series 2010-11R, Class A6
1.43%, 06/28/2047 (A) (B)	1,045,557	990,114
Series 2010-16, Class A3
4.25%, 06/25/2050 (A) (B)	145,517	145,709
Series 2010-17R, Class 1A1
2.48%, 06/26/2036 (A) (B)	153,962	155,581
Series 2011-16R, Class 7A3
3.50%, 12/27/2036 (A) (B)	138,726	139,214
Series 2011-6R, Class 3A1
3.00%, 07/28/2036 (A) (B)	241,698	242,703
Series 2012-3R, Class 1A1
2.38%, 07/27/2037 (A) (B)	379,987	378,146
Series 2014-ICE, Class A
1.23%, 04/15/2027 (A) (B)	841,000	833,795
DBRR Trust, Interest Only STRIPS
Series 2011-C32, Class A3X1
2.02%, 06/17/2049 (A) (B)	6,000,000	85,838
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-1, Class 2A1
5.83%, 02/25/2020 (A)	102,808	105,218
FDIC Trust
Series 2013-N1, Class A
4.50%, 10/25/2018 (B)	17,752	17,764
First Horizon Mortgage Pass-Through Trust
Series 2004-AR2, Class 2A1
2.75%, 05/25/2034 (A)	277,531	274,758

The notes are an integral part of this report. Transamerica Funds	Page 16	January 31, 2016 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GMACM Mortgage Loan Trust
Series 2003-AR1, Class A4
3.14%, 10/19/2033 (A)	$ 85,501	$ 84,380
Series 2003-AR2, Class 2A4
3.10%, 12/19/2033 (A)	700,657	687,382
Series 2004-J5, Class A7
6.50%, 01/25/2035	669,094	705,261
Series 2004-J6, Class 1A1
5.00%, 01/25/2020	46,501	47,627
GS Mortgage Securities Trust, Interest Only STRIPS
Series 2006-GG8, Class X
0.78%, 11/10/2039 (A) (B)	7,895,169	15,247
GSMPS Mortgage Loan Trust
Series 2005-RP3, Class 1AF
0.78%, 09/25/2035 (A) (B)	1,033,236	847,429
GSMPS Mortgage Loan Trust, Interest Only STRIPS
Series 2005-RP3, Class 1AS
4.37%, 09/25/2035 (A) (B)	774,927	107,932
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4
5.25%, 06/25/2033	531,670	542,290
Series 2004-8F, Class 2A3
6.00%, 09/25/2034	499,341	515,472
Series 2005-5F, Class 8A3
0.93%, 06/25/2035 (A)	29,656	28,124
HILT Mortgage Trust
Series 2014-ORL, Class A
1.33%, 07/15/2029 (A) (B)	900,000	891,179
Impac CMB Trust
Series 2005-4, Class 2A1
1.03%, 05/25/2035 (A)	203,125	198,718
Impac Secured Assets CMN Owner Trust
Series 2003-2, Class A1
5.50%, 08/25/2033	72,366	73,838
Impac Secured Assets Trust
Series 2006-1, Class 2A1
0.78%, 05/25/2036 (A)	512,223	462,282
Series 2006-2, Class 2A1
0.78%, 08/25/2036 (A)	261,503	256,777
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11, Class AJ
5.59%, 08/12/2037 (A)	100,479	100,353
Series 2006-CB15, Class A4
5.81%, 06/12/2043 (A)	928,184	929,114
Series 2006-CB16, Class A1A
5.55%, 05/12/2045	889,225	898,403
Series 2006-CB16, Class A4
5.55%, 05/12/2045	72,188	72,917
Series 2006-LDP9, Class A3SF
0.58%, 05/15/2047 (A)	345,641	343,258
JPMorgan Chase Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2006-CB15, Class X1
0.45%, 06/12/2043 (A)	32,753,458	25,404
JPMorgan Mortgage Trust
Series 2004-A3, Class 4A1
2.71%, 07/25/2034 (A)	83,378	85,631
Series 2004-A4, Class 1A1
2.81%, 09/25/2034 (A)	67,854	69,264
Series 2004-S1, Class 1A7
5.00%, 09/25/2034	16,041	16,510
Series 2005-A1, Class 3A4
2.75%, 02/25/2035 (A)	218,266	222,443
Series 2006-A2, Class 5A3

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust (continued)
2.68%, 11/25/2033 (A)	$ 466,342	$ 466,616
Series 2006-A3, Class 6A1
2.75%, 08/25/2034 (A)	49,634	49,712
JPMorgan Re-REMIC Trust
Series 2009-6, Class 4A1
2.66%, 09/26/2036 (A) (B)	91,054	91,398
Series 2010-4, Class 7A1
1.99%, 08/26/2035 (A) (B)	27,111	27,036
LB-UBS Commercial Mortgage Trust
Series 2006-C4, Class A4
6.03%, 06/15/2038 (A)	281,601	282,316
Series 2006-C7, Class A3
5.35%, 11/15/2038	400,000	405,816
LB-UBS Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C1, Class XCL
0.48%, 02/15/2041 (A) (B)	3,880,497	830
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1
2.78%, 04/21/2034 (A)	542,668	544,051
Series 2004-13, Class 3A7
2.77%, 11/21/2034 (A)	333,014	339,454
MASTR Alternative Loan Trust
Series 2003-9, Class 2A1
6.00%, 12/25/2033	68,524	69,801
Series 2004-5, Class 5A1
4.75%, 06/25/2019	43,885	44,720
MASTR Asset Securitization Trust
Series 2003-11, Class 9A6
5.25%, 12/25/2033	488,269	512,215
Series 2003-2, Class 1A1
5.00%, 03/25/2018	12,661	12,685
Series 2003-3, Class 3A18
5.50%, 04/25/2033	103,604	104,216
Series 2004-P7, Class A6
5.50%, 12/27/2033 (B) (C)	159,731	171,403
MASTR Re-REMIC Trust, Principal Only STRIPS
Series 2005, Class 3
05/28/2035 (B)	43,557	34,309
Merrill Lynch Mortgage Investors Trust
Series 2003-A4, Class 2A
2.73%, 07/25/2033 (A)	92,352	84,198
Series 2003-A5, Class 2A6
2.46%, 08/25/2033 (A)	81,257	81,854
Series 2004-1, Class 2A1
2.27%, 12/25/2034 (A)	306,301	306,747
Series 2004-A4, Class A2
2.56%, 08/25/2034 (A)	131,604	134,295
Series 2004-D, Class A2
1.25%, 09/25/2029 (A)	208,358	200,001
Merrill Lynch Mortgage Trust
Series 2006-C1, Class A4
5.91%, 05/12/2039 (A)	122,157	122,068
ML-CFC Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-4, Class XC
0.81%, 12/12/2049 (A) (B)	10,586,100	45,911
Morgan Stanley Capital I Trust
Series 2007-T27, Class A4
5.82%, 06/11/2042 (A)	195,349	203,378
Series 2011-C3, Class A3
4.05%, 07/15/2049	637,000	672,836
Morgan Stanley Capital I Trust, Interest Only STRIPS
Series 2006-IQ12, Class X1
0.63%, 12/15/2043 (A) (B)	30,623,658	79,083

The notes are an integral part of this report. Transamerica Funds	Page 17	January 31, 2016 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Interest Only STRIPS (continued)
Series 2006-T21, Class X
0.13%, 10/12/2052 (A) (B)	$ 16,851,866	$ 113,049
Series 2007-HQ11, Class X
0.38%, 02/12/2044 (A) (B)	50,399,734	89,666
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A
5.69%, 04/25/2034 (A)	301,306	316,718
Morgan Stanley Re-REMIC Trust
Series 2012-XA, Class A
2.00%, 07/27/2049 (B)	595,509	593,425
Series 2012-XA, Class B
0.25%, 07/27/2049 (B)	500,000	457,050
Nationstar HECM Loan Trust
Series 2015-2A, Class A
2.88%, 11/25/2025 (B)	746,628	746,105
Series 2015-2A, Class M1
4.11%, 11/25/2025 (B)	511,000	509,084
PFP, Ltd.
Series 2015-2, Class A
1.87%, 07/14/2034 (A) (B)	683,000	674,169
Series 2015-2, Class C
3.67%, 07/14/2034 (A) (B)	141,000	141,069
Series 2015-2, Class D
4.42%, 07/14/2034 (A) (B)	100,000	100,050
Prime Mortgage Trust
Series 2004-CL1, Class 1A1
6.00%, 02/25/2034	113,587	119,129
Prime Mortgage Trust, Principal Only STRIPS
Series 2004-CL1, Class 1
02/25/2034	7,198	5,897
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 2A1
2.57%, 05/25/2035 (A)	210,250	211,710
RAIT Trust
Series 2014-FL2, Class B
2.58%, 05/13/2031 (A) (B)	425,000	416,342
Series 2014-FL3, Class A
1.87%, 12/15/2031 (A) (B)	389,210	381,022
Series 2015-FL4, Class A
1.78%, 12/15/2031 (A) (B)	390,325	384,309
Series 2015-FL5, Class B
4.33%, 01/15/2031 (A) (B)	395,000	395,000
RALI Trust
Series 2003-QS13, Class A5
1.08%, 07/25/2033 (A)	235,393	217,200
Series 2003-QS15, Class A7
5.50%, 08/25/2033	1,581,235	1,604,153
Series 2003-QS18, Class A1
5.00%, 09/25/2018	33,865	34,328
Series 2004-QS7, Class A4
5.50%, 05/25/2034	302,837	311,255
RAMP Trust
Series 2004-SL2, Class A3
7.00%, 10/25/2031	188,627	198,247
RBSSP Resecuritization Trust
Series 2009-1, Class 1A1
6.50%, 02/26/2036 (B)	385,097	413,425
Series 2010-9, Class 7A5
4.00%, 05/26/2037 (A) (B)	199,034	199,653
RCMC LLC
Series 2012-CRE1, Class A
5.62%, 11/15/2044 (B)	139,130	140,529
Residential Asset Securitization Trust
Series 2002-A13, Class A4
5.25%, 12/25/2017	5,907	5,961

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Resource Capital Corp., Ltd.
Series 2015-CRE4, Class A
1.83%, 08/15/2032 (A) (B)	$ 440,000	$ 431,350
Series 2015-CRE4, Class B
3.43%, 08/15/2032 (A) (B)	230,000	226,676
RFMSI Trust
Series 2003-S20, Class 2A1
4.75%, 12/25/2018	22,058	22,294
Series 2003-S4, Class A4
5.75%, 03/25/2033	212,743	218,258
Sequoia Mortgage Trust
Series 2004-11, Class A1
1.03%, 12/20/2034 (A)	461,455	446,355
Series 2004-11, Class A3
1.03%, 12/20/2034 (A)	307,910	297,262
Series 2004-12, Class A3
1.12%, 01/20/2035 (A)	195,088	178,906
Springleaf Mortgage Loan Trust
Series 2013-3A, Class A
1.87%, 09/25/2057 (A) (B)	528,992	528,979
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1
1.09%, 10/19/2034 (A)	407,201	388,436
Structured Asset Securities Corp.
Series 2003-37A, Class 2A
4.42%, 12/25/2033 (A)	116,887	117,004
Series 2004-4XS, Class 1A5
5.59%, 02/25/2034 (A)	399,912	415,999
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-32, Class 1A1
5.25%, 11/25/2033 (A)	56,191	56,855
Series 2003-33H, Class 1A1
5.50%, 10/25/2033	85,238	86,940
Series 2003-35, Class 3A1
0.93%, 12/25/2033 (A)	84,696	84,180
Series 2004-5H, Class A4
5.54%, 12/25/2033	398,564	409,450
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1
1.07%, 09/25/2043 (A)	220,691	212,601
Series 2004-1, Class II2A
1.69%, 03/25/2044 (A)	106,827	104,017
UBS-BAMLL Trust
Series 2012-WRM, Class A
3.66%, 06/10/2030 (B)	1,000,000	1,024,324
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4
3.53%, 05/10/2063	650,000	680,354
UBS-Barclays Commercial Mortgage Trust, Interest Only STRIPS
Series 2012-C2, Class XA
1.87%, 05/10/2063 (A) (B)	5,882,717	372,255
Vendee Mortgage Trust
Series 1993-1, Class ZB
7.25%, 02/15/2023	203,152	229,588
Series 1998-2, Class 1G
6.75%, 06/15/2028	453,532	533,569
VNDO Mortgage Trust
Series 2012-6AVE, Class A
3.00%, 11/15/2030 (B)	1,000,000	1,001,191
Wachovia Bank Commercial Mortgage Trust
Series 2004-C11, Class A5
5.22%, 01/15/2041 (A)	123,735	123,659

The notes are an integral part of this report. Transamerica Funds	Page 18	January 31, 2016 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC
0.20%, 03/15/2045 (A) (B)	$ 28,840,734	$ 314
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR6, Class A1
2.55%, 06/25/2033 (A)	460,385	459,160
Series 2003-AR7, Class A7
2.41%, 08/25/2033 (A)	169,465	169,764
Series 2003-AR8, Class A
2.48%, 08/25/2033 (A)	62,517	63,805
Series 2003-AR9, Class 1A6
2.52%, 09/25/2033 (A)	291,422	293,870
Series 2003-S3, Class 1A4
5.50%, 06/25/2033	295,161	305,667
Series 2003-S4, Class 2A10
16.29%, 06/25/2033 (A)	11,244	13,984
Series 2003-S9, Class A8
5.25%, 10/25/2033	170,563	174,999
Series 2004-AR3, Class A1
2.46%, 06/25/2034 (A)	40,718	41,069
Series 2004-AR3, Class A2
2.46%, 06/25/2034 (A)	418,809	422,423
Series 2004-CB2, Class 7A
5.50%, 08/25/2019	132,520	135,481
Series 2004-CB3, Class 4A
6.00%, 10/25/2019	162,229	168,576
Series 2004-S2, Class 2A4
5.50%, 06/25/2034	321,729	336,992
Washington Mutual MSC Mortgage Pass-Through Certificates Trust
Series 2003-MS2, Class 1A1
5.75%, 02/25/2033	208,550	221,466
Series 2004-RA2, Class 2A
7.00%, 07/25/2033	83,567	91,004
Wells Fargo Mortgage Loan Trust
Series 2012-RR1, Class A1
2.85%, 08/27/2037 (A) (B)	97,307	95,848
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-K, Class 1A1
2.62%, 11/25/2033 (A)	21,676	21,730
Series 2004-4, Class A9
5.50%, 05/25/2034	233,575	240,080
Series 2004-EE, Class 2A1
2.74%, 12/25/2034 (A)	184,221	185,872
Series 2004-EE, Class 2A2
2.74%, 12/25/2034 (A)	46,055	47,013
Series 2004-EE, Class 3A1
2.71%, 12/25/2034 (A)	51,047	51,365
Series 2004-EE, Class 3A2
2.71%, 12/25/2034 (A)	76,571	77,047
Series 2004-I, Class 1A1
2.78%, 07/25/2034 (A)	765,540	775,896
Series 2004-P, Class 2A1
2.74%, 09/25/2034 (A)	1,138,155	1,139,100
Series 2004-R, Class 2A1
2.76%, 09/25/2034 (A)	557,651	563,345
Series 2004-U, Class A1
2.75%, 10/25/2034 (A)	874,186	869,729
Series 2004-V, Class 1A1
2.74%, 10/25/2034 (A)	111,428	112,087
Series 2004-V, Class 1A2
2.74%, 10/25/2034 (A)	49,745	50,285
Series 2004-W, Class A9
2.75%, 11/25/2034 (A)	185,074	187,664

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust (continued)
Series 2005-AR3, Class 1A1
2.75%, 03/25/2035 (A)	$ 820,844	$ 821,562
Series 2005-AR8, Class 2A1
2.74%, 06/25/2035 (A)	251,368	251,879
Series 2005-AR9, Class 2A1
2.74%, 10/25/2033 (A)	99,350	99,812
Wells Fargo Re-REMIC Trust
Series 2012-IO, Class A
1.75%, 08/20/2021 (B)	240,112	240,112
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4
4.38%, 03/15/2044 (B)	550,000	598,653

Total Mortgage-Backed Securities (Cost $69,752,853)		70,753,897

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.4%
California - 0.1%
State of California, General Obligation Unlimited
7.30%, 10/01/2039	520,000	732,415

Illinois - 0.0% (E)
State of Illinois, General Obligation Unlimited
5.10%, 06/01/2033	85,000	80,433

New York - 0.1%
New York State Dormitory Authority, Revenue Bonds
5.60%, 03/15/2040	280,000	348,466
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	800,000	795,128
5.65%, 11/01/2040	655,000	793,899

		1,937,493

Ohio - 0.2%
American Municipal Power, Inc., Revenue Bonds
Series B
7.50%, 02/15/2050	640,000	871,610
Ohio State University, Revenue Bonds
Series A
4.80%, 06/01/2111	1,370,000	1,419,580

		2,291,190

Total Municipal Government Obligations (Cost $4,518,671)		5,041,531

U.S. GOVERNMENT AGENCY OBLIGATIONS - 24.8%
Federal Home Loan Mortgage Corp.
2.05%, 04/01/2037 (A)	44,966	47,125
2.06%, 05/01/2037 (A)	163,181	170,114
2.22%, 10/01/2036 (A)	180,630	189,471
2.37%, 06/01/2037 (A)	81,154	86,413
2.42%, 12/01/2036 - 02/01/2037 (A)	478,227	502,005
2.44%, 01/01/2035 (A)	622,949	662,703
2.47%, 12/01/2036 (A)	366,982	388,717
2.51%, 05/01/2037 (A)	112,022	119,526
2.52%, 11/01/2036 (A)	126,080	132,551
2.53%, 05/01/2038 (A)	85,631	91,102
2.54%, 11/01/2036 (A)	334,509	355,336
2.55%, 09/01/2037 (A)	57,316	61,080
2.61%, 10/01/2037 (A)	83,696	89,548
2.62%, 04/01/2037 (A)	7,917	8,180
2.64%, 02/01/2036 (A)	828,554	882,632

The notes are an integral part of this report. Transamerica Funds	Page 19	January 31, 2016 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
2.66%, 05/01/2037 (A)	$ 168,118	$ 179,503
2.68%, 12/01/2031 (A)	624,272	665,331
2.69%, 04/01/2037 (A)	90,395	96,118
2.82%, 05/01/2037 (A)	550,904	587,905
2.84%, 03/01/2037 (A)	201,230	211,791
2.94%, 05/01/2036 (A)	69,070	73,343
2.95%, 11/01/2036 (A)	34,972	37,098
3.22%, 03/01/2036 (A)	440,205	464,159
3.27%, 07/01/2036 (A)	396,690	412,679
3.50%, 06/01/2042 - 07/15/2042	3,936,305	4,114,275
4.00%, 07/15/2042	2,182,482	2,440,939
4.50%, 05/01/2041	15,161,699	16,546,559
5.00%, 10/01/2018 - 08/01/2040	710,693	777,959
5.50%, 02/01/2018 - 12/01/2035	2,040,635	2,201,265
6.00%, 05/01/2017 - 06/01/2037	502,387	551,927
6.49%, 10/01/2037 (A)	163,259	165,265
6.50%, 05/01/2035 - 03/01/2038	1,826,328	2,106,776
7.50%, 02/01/2038 - 09/01/2038	93,402	113,821
10.00%, 03/17/2026 - 10/01/2030	321,864	349,766
11.00%, 02/17/2021	23,958	25,515
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
0.94%, 09/25/2022 (A)	1,527,620	1,513,188
2.60%, 09/25/2020	218,000	223,820
Federal Home Loan Mortgage Corp. REMIC
0.64%, 07/15/2037 (A)	1,550,502	1,549,120
0.68%, 08/15/2023 (A)	380,661	382,540
0.73%, 06/15/2024 - 03/15/2036 (A)	165,779	165,837
0.83%, 02/15/2033 (A)	524,466	523,828
1.63%, 07/15/2039 (A)	113,055	115,219
4.00%, 11/15/2041 - 12/15/2041	2,503,954	2,700,378
4.50%, 06/15/2025	2,000,000	2,240,203
5.00%, 07/15/2033 - 07/15/2041	6,287,890	7,315,426
5.30%, 01/15/2033	715,384	796,496
5.50%, 02/15/2022 - 01/15/2039	4,591,920	5,147,171
5.50%, 05/15/2041 (A)	2,287,047	2,564,743
5.68%, 10/15/2038 (A)	398,165	443,691
6.00%, 05/15/2034 - 06/15/2038	3,470,977	3,919,030
6.25%, 10/15/2023	345,542	382,356
6.50%, 08/15/2021 - 06/15/2032	2,264,503	2,560,165
6.69%, 11/15/2021 (A)	292,653	308,013
7.00%, 12/15/2036	1,016,048	1,202,931
7.25%, 11/15/2046 (A)	1,271,922	1,489,546
7.50%, 11/15/2036 - 12/15/2036	1,226,454	1,482,710
8.00%, 06/15/2035 (A)	25,407	31,141
8.43%, 11/15/2033 (A)	164,315	182,993
14.07%, 06/15/2033 (A)	53,365	72,689
16.08%, 02/15/2040 (A)	500,000	724,422
16.39%, 02/15/2038 (A)	25,107	34,275
18.94%, 07/15/2035 (A)	54,838	82,717
19.82%, 08/15/2031 (A)	68,994	110,312
20.30%, 05/15/2035 (A)	76,442	111,041
22.84%, 06/15/2035 (A)	96,956	151,509
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
1.84%, 01/15/2040 (A)	1,611,699	117,041
3.50%, 09/15/2024	368,053	10,206
4.00%, 11/15/2029 - 10/15/2037	4,114,161	192,844
4.50%, 12/15/2024 - 07/15/2037	1,847,115	107,510
5.00%, 04/15/2032 - 08/15/2040	3,271,317	334,364
5.57%, 11/15/2037 - 10/15/2040 (A)	2,232,749	370,209
5.62%, 05/15/2038 (A)	373,262	54,147
5.67%, 05/15/2039 (A)	412,268	53,380
5.82%, 12/15/2039 (A)	488,490	60,977
5.91%, 12/15/2039 (A)	914,098	215,059

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS (continued)
5.97%, 01/15/2037 (A)	$ 169,698	$ 21,797
6.02%, 11/15/2037 (A)	44,665	6,344
6.37%, 09/15/2039 (A)	457,089	69,152
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS
03/15/2019 - 01/15/2040	5,078,101	4,782,325
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
3.03%, 10/25/2037 (A)	607,083	623,484
5.23%, 05/25/2043	1,178,954	1,312,427
6.50%, 02/25/2043	371,062	443,276
6.50%, 09/25/2043 (A)	169,417	200,111
7.00%, 02/25/2043 - 07/25/2043	437,324	528,065
7.50%, 02/25/2042 - 09/25/2043	569,120	681,418
Federal Home Loan Mortgage Corp., Interest Only STRIPS
7.27%, 08/15/2036 (A)	806,414	169,140
Federal National Mortgage Association
0.65%, 03/25/2045 - 02/25/2046 (A)	268,837	268,815
0.83%, 05/25/2042 (A)	368,549	368,603
0.98%, 08/25/2042 (A)	1,525,952	1,550,326
1.13%, 11/25/2022 (A)	2,542,776	2,520,986
1.78%, 07/01/2037 (A)	167,957	176,119
1.86%, 02/01/2037 (A)	147,582	153,409
1.87%, 09/01/2036 (A)	98,592	102,834
1.92%, 02/01/2037 (A)	72,953	75,898
2.03%, 08/01/2019	108,732	111,290
2.21%, 09/01/2037 (A)	45,069	47,874
2.27%, 11/01/2037 (A)	116,803	122,441
2.35%, 04/01/2037 (A)	56,804	60,382
2.38%, 11/01/2037 (A)	142,088	150,483
2.39%, 04/01/2036 - 09/01/2036 (A)	301,095	318,319
2.48%, 05/01/2036 (A)	184,691	196,817
2.49%, 07/01/2037 (A)	102,834	109,254
2.51%, 10/01/2036 (A)	138,003	146,432
2.58%, 06/01/2036 - 07/01/2037 (A)	253,480	270,398
2.67%, 04/01/2025	1,196,000	1,199,856
2.70%, 09/01/2036 (A)	49,315	52,581
2.71%, 12/01/2036 (A)	97,920	103,607
2.75%, 11/01/2036 - 09/01/2037 (A)	242,764	256,985
2.81%, 12/01/2036 (A)	434,291	461,313
2.92%, 01/01/2025	2,510,000	2,563,202
2.94%, 01/25/2026 (A)	3,486,000	3,527,066
2.97%, 03/01/2036 (A)	627,894	665,506
2.99%, 01/01/2025	1,000,000	1,027,830
3.01%, 11/01/2036 (A)	40,432	42,783
3.02%, 05/01/2030	5,929,238	5,997,997
3.08%, 12/01/2024	1,990,266	2,067,931
3.10%, 03/01/2036 (A)	217,108	231,709
3.11%, 08/01/2037 (A)	157,073	167,371
3.11%, 03/01/2027	2,000,000	2,083,253
3.12%, 01/01/2022	2,000,000	2,103,757
3.17%, 02/01/2030	1,000,000	1,023,969
3.29%, 08/01/2026	2,000,000	2,100,920
3.32%, 05/01/2024	1,000,000	1,080,652
3.50%, 06/01/2043	9,464,499	9,923,166
3.52%, 10/01/2029	858,553	893,672
3.59%, 01/01/2031	1,000,000	1,066,023
3.73%, 05/01/2029	890,970	937,661
3.76%, 12/01/2035	1,997,993	2,091,403
3.89%, 07/01/2021	6,000,000	6,539,065
3.95%, 07/01/2021	7,000,000	7,649,803
4.00%, 04/01/2020	42,019	43,084
4.05%, 01/01/2021	6,065,000	6,637,126
4.23%, 02/01/2029	4,193,154	4,641,691
4.25%, 04/01/2021	2,500,000	2,766,363
4.26%, 07/01/2021	2,500,000	2,769,277

The notes are an integral part of this report. Transamerica Funds	Page 20	January 31, 2016 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
4.34%, 06/01/2021	$ 7,000,000	$ 7,792,568
4.45%, 07/01/2026	1,411,317	1,608,863
4.48%, 06/01/2021	2,180,000	2,438,109
4.50%, 08/01/2021	3,000,000	3,368,649
4.55%, 06/25/2043	161,038	175,491
5.00%, 04/01/2022 - 08/01/2040	1,880,259	2,082,430
5.24%, 05/01/2017	5,711,406	5,922,057
5.50%, 01/01/2018 - 07/01/2037	3,217,993	3,602,988
6.00%, 03/01/2019 - 11/01/2037	7,087,848	7,880,605
6.28%, 08/01/2036 (A)	20,479	21,596
6.50%, 06/01/2023 - 07/25/2042	3,260,479	3,740,259
7.00%, 12/25/2033 - 02/25/2044	1,864,970	2,184,092
7.50%, 10/01/2037 - 12/25/2045	1,304,430	1,594,619
8.00%, 10/01/2031	115,457	131,884
Federal National Mortgage Association REMIC
0.52%, 06/27/2036 (A)	708,630	707,905
0.63%, 10/27/2037 (A)	1,016,349	1,011,113
0.67%, 10/25/2046 (A)	270,080	270,207
0.72%, 07/25/2036 (A)	223,467	224,432
0.83%, 06/25/2037 (A)	76,051	76,542
0.98%, 08/25/2041 (A)	770,191	780,199
1.03%, 04/25/2040 (A)	792,404	798,283
2.49%, 12/25/2039 (A)	565,857	606,426
3.50%, 02/25/2043	1,707,584	1,787,613
4.50%, 02/25/2039 - 10/25/2039	827,052	894,274
5.00%, 01/25/2018 - 09/25/2040	2,372,611	2,440,676
5.50%, 08/25/2025 - 10/25/2040	13,235,713	14,931,667
5.61%, 01/25/2032 (F)	130,544	143,497
5.75%, 08/25/2034	1,000,000	1,165,988
5.79%, 05/25/2051 (A)	481,671	530,785
5.96%, 06/25/2040 (A)	326,367	375,720
6.00%, 03/25/2029 - 12/25/2049	5,810,304	6,512,413
6.21%, 02/25/2040 (A)	381,245	427,201
6.25%, 09/25/2038	93,844	106,174
6.37%, 12/25/2042 (A)	167,227	195,541
6.45%, 03/25/2040 (A)	403,003	453,792
6.50%, 04/18/2028 - 11/25/2041	1,440,463	1,661,286
6.75%, 04/25/2037	145,739	162,999
7.00%, 03/25/2038 - 11/25/2041	4,060,060	4,809,468
7.50%, 05/17/2024	189,820	216,954
8.00%, 02/25/2023	852,044	951,809
11.81%, 03/25/2040 (A)	509,982	644,028
15.35%, 01/25/2034 (A)	39,884	52,269
15.81%, 08/25/2035 - 10/25/2035 (A)	155,677	213,056
16.25%, 04/25/2040 (A)	398,462	526,191
16.70%, 09/25/2024 (A)	220,091	296,898
18.35%, 05/25/2034 (A)	208,607	296,776
18.96%, 05/25/2035 (A)	329,843	475,408
21.24%, 04/25/2037 (A)	151,665	232,344
23.00%, 11/25/2035 (A)	157,278	239,938
Federal National Mortgage Association REMIC, Interest Only STRIPS
0.64%, 10/25/2016 (A)	129,379	463
1.45%, 01/25/2038 (A)	174,943	12,011
1.73%, 04/25/2041 (A)	1,139,409	82,851
3.00%, 01/25/2021	1,075,085	52,619
4.01%, 11/25/2040 (A)	2,057,481	203,660
4.57%, 07/25/2040 (A)	2,452,628	288,251
5.00%, 07/25/2039	158,382	22,729
5.47%, 10/25/2039 (A)	137,448	18,881
5.50%, 10/25/2039	239,414	38,713
5.57%, 02/25/2038 - 06/25/2039 (A)	1,896,857	273,408
5.75%, 12/25/2039 (A)	45,832	6,499
5.82%, 01/25/2040 (A)	610,539	102,224
5.92%, 12/25/2037 (A)	1,067,232	176,739
5.97%, 07/25/2037 - 05/25/2040 (A)	1,446,305	235,592

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC, Interest Only STRIPS (continued)
5.99%, 04/25/2040 (A)	$ 319,446	$ 63,316
6.02%, 10/25/2037 - 12/25/2037 (A)	571,615	87,655
6.19%, 07/25/2037 (A)	432,744	68,542
6.22%, 10/25/2026 - 03/25/2039 (A)	1,301,696	204,772
6.27%, 03/25/2036 (A)	1,972,790	402,998
6.56%, 03/25/2038 (A)	274,056	40,621
6.67%, 02/25/2040 (A)	266,554	34,155
Federal National Mortgage Association REMIC, Principal Only STRIPS
10/25/2023 - 12/25/2043	6,270,961	5,710,151
Federal National Mortgage Association, Principal Only STRIPS
09/25/2024 - 08/25/2032	962,698	883,419
Financing Corp., Principal Only STRIPS
09/26/2019	500,000	474,246
Government National Mortgage Association
0.70%, 03/20/2060 (A)	420,502	420,548
0.72%, 05/20/2063 (A)	2,189,923	2,155,122
0.77%, 10/20/2062 (A)	1,816,493	1,799,205
0.78%, 10/20/2062 (A)	1,516,559	1,497,905
0.85%, 11/20/2065 (A)	3,491,656	3,455,048
0.90%, 05/20/2061 - 02/20/2064 (A)	3,996,191	3,980,249
0.95%, 05/20/2061 - 10/20/2065 (A)	4,288,627	4,282,062
1.08%, 01/20/2066 (A)	4,632,000	4,603,050
5.50%, 01/16/2033 - 09/20/2039	6,503,493	7,360,838
5.75%, 02/20/2036 - 10/20/2037	1,233,000	1,366,379
5.82%, 10/20/2033 (A)	400,761	456,447
6.00%, 11/20/2033 - 08/20/2038	1,198,022	1,389,222
6.13%, 06/16/2031	1,584,000	1,868,480
6.50%, 12/20/2031 - 12/15/2035	1,676,707	1,957,576
7.00%, 09/15/2031 - 10/16/2040	1,504,443	1,742,911
7.00%, 09/20/2034 (A)	23,973	28,846
7.18%, 03/17/2033 (A)	65,173	71,041
7.50%, 09/16/2035 - 10/15/2037	361,027	441,787
8.57%, 04/20/2034 (A)	62,681	65,310
13.92%, 11/17/2032 (A)	40,153	50,337
16.26%, 02/20/2034 (A)	73,387	111,264
21.78%, 04/20/2037 (A)	246,464	386,912
Government National Mortgage Association, Interest Only STRIPS
4.00%, 09/16/2037	1,780,759	73,526
5.40%, 02/20/2038 (A)	126,334	19,929
5.47%, 09/20/2038 (A)	868,735	132,167
5.52%, 02/20/2039 - 06/20/2039 (A)	374,885	53,370
5.57%, 02/20/2038 (A)	1,302,631	218,765
5.61%, 02/20/2039 (A)	119,098	16,356
5.62%, 08/16/2039 (A)	589,406	96,182
5.66%, 09/20/2039 (A)	845,416	137,800
5.67%, 11/20/2034 - 07/16/2039 (A)	1,212,222	171,945
5.72%, 07/20/2038 (A)	919,615	165,409
5.77%, 03/20/2037 - 06/20/2038 (A)	332,254	57,502
5.87%, 03/20/2039 (A)	77,695	5,188
5.97%, 12/20/2038 - 11/16/2039 (A)	1,275,182	173,183
6.12%, 11/16/2033 - 11/20/2037 (A)	225,276	45,162
6.17%, 05/20/2041 (A)	546,165	126,798
6.25%, 07/20/2037 (A)	543,294	103,275
6.27%, 06/20/2037 (A)	971,023	168,489
6.50%, 03/20/2039	78,803	17,944
6.87%, 12/20/2038 (A)	591,874	116,285
7.17%, 09/20/2038 (A)	67,693	14,006
7.27%, 04/16/2038 (A)	46,845	12,004
Government National Mortgage Association, Principal Only STRIPS
12/20/2032 - 12/20/2040	2,194,791	2,069,842

The notes are an integral part of this report. Transamerica Funds	Page 21	January 31, 2016 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government Trust Certificate
Series 2001-Z
Zero Coupon, 04/01/2016 - 04/01/2020	$ 15,890,000	$ 15,079,082
National Credit Union Administration Guaranteed Notes Trust
2.40%, 12/08/2020	177,143	179,351
Residual Funding Corp., Principal Only STRIPS
10/15/2019 - 10/15/2020	5,290,000	4,957,284
Tennessee Valley Authority
4.25%, 09/15/2065	580,000	595,648
4.63%, 09/15/2060	236,000	263,626
5.25%, 09/15/2039	40,000	49,822
5.88%, 04/01/2036	2,325,000	3,101,843
Tennessee Valley Authority, Principal Only STRIPS
05/01/2019 - 11/01/2025	2,500,000	2,007,987

Total U.S. Government Agency Obligations (Cost $322,371,470)		331,225,491

U.S. GOVERNMENT OBLIGATIONS - 28.5%
U.S. Treasury Bond
3.50%, 02/15/2039	5,500,000	6,380,429
3.88%, 08/15/2040	5,000,000	6,120,510
4.25%, 05/15/2039	100,000	129,238
4.38%, 02/15/2038 - 11/15/2039	2,540,000	3,345,303
4.50%, 08/15/2039	200,000	267,625
5.25%, 02/15/2029	200,000	270,555
5.50%, 08/15/2028	300,000	411,820
6.13%, 11/15/2027 - 08/15/2029	506,000	727,668
6.38%, 08/15/2027	50,000	72,250
6.63%, 02/15/2027	150,000	218,572
U.S. Treasury Bond, Principal Only STRIPS
11/15/2017 - 02/15/2034 (G)	51,243,000	41,569,052
05/15/2019 - 08/15/2039	185,434,000	151,248,926
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	2,764,150	3,335,876
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2019 - 01/15/2022	3,859,384	3,827,610
1.38%, 01/15/2020	1,331,571	1,402,987
U.S. Treasury Note
0.75%, 12/31/2017	600,000	599,485
1.38%, 02/28/2019 - 05/31/2020	14,000,000	14,088,512
1.50%, 08/31/2018 - 01/31/2022	8,000,000	8,069,567
1.75%, 05/15/2023	3,050,000	3,058,577
1.88%, 08/31/2022	4,000,000	4,062,032
2.00%, 10/31/2021 - 02/15/2023	18,300,000	18,729,617
2.13%, 01/31/2021 - 06/30/2022	2,000,000	2,068,047
2.25%, 03/31/2021 - 07/31/2021	12,450,000	12,974,556
2.38%, 08/15/2024	35,400,000	36,853,347
2.50%, 05/15/2024	10,000,000	10,519,140
2.63%, 08/15/2020	1,500,000	1,586,425
2.75%, 02/15/2024	10,000,000	10,716,800
2.88%, 03/31/2018	7,000,000	7,301,056
3.13%, 01/31/2017 - 04/30/2017	10,000,000	10,271,095
3.25%, 12/31/2016 - 03/31/2017	10,000,000	10,264,650
3.63%, 02/15/2021	10,000,000	11,082,420

Total U.S. Government Obligations (Cost $365,698,285)		381,573,747

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.45% (I)	27,281,491	$ 27,281,491

Total Securities Lending Collateral (Cost $27,281,491)		27,281,491

	Principal	Value
REPURCHASE AGREEMENT - 16.3%
State Street Bank & Trust Co. 0.03% (I), dated 01/29/2016, to be repurchased at $217,491,568 on 02/01/2016. Collateralized by a U.S. Government Obligation, 2.88%, due 03/31/2018, and with a value of $221,845,288.	$ 217,491,025	217,491,025

Total Repurchase Agreement (Cost $217,491,025)		217,491,025

Total Investments (Cost $1,335,578,191) (J)		1,363,154,445
Net Other Assets (Liabilities) - (2.0)%		(26,888,375)

Net Assets - 100.0%		$ 1,336,266,070

The notes are an integral part of this report. Transamerica Funds	Page 22	January 31, 2016 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at January 31, 2016
ASSETS
Investments
Asset-Backed Securities	$—	$116,749,693	$—	$116,749,693
Corporate Debt Securities	—	205,489,533	—	205,489,533
Foreign Government Obligations	—	7,548,037	—	7,548,037
Mortgage-Backed Securities	—	70,753,897	—	70,753,897
Municipal Government Obligations	—	5,041,531	—	5,041,531
U.S. Government Agency Obligations	—	331,225,491	—	331,225,491
U.S. Government Obligations	—	381,573,747	—	381,573,747
Securities Lending Collateral	27,281,491	—	—	27,281,491
Repurchase Agreement	—	217,491,025	—	217,491,025

Total Investments	$27,281,491	$1,335,872,954	$—	$1,363,154,445

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate security. The rate disclosed is as of January 31, 2016.
(B)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the total aggregate value of 144A securities is $162,759,184, representing 12.2% of the Fund’s net assets.

(C)	Illiquid security. Total aggregate value of illiquid securities is $3,760,614, representing 0.3% of the Fund’s net assets.
(D)

Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $294,970, representing less than 0.1% of the Fund’s net assets.

(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of January 31, 2016; the maturity date disclosed is the ultimate maturity date.
(G)

All or a portion of the security is on loan. The total value of all securities on loan is $26,720,828. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(H)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after January 31, 2016.
(I)	Rate disclosed reflects the yield at January 31, 2016.
(J)

Aggregate cost for federal income tax purposes is $1,335,578,191. Aggregate gross unrealized appreciation and depreciation for all securities is $36,799,259 and $9,223,005, respectively. Net unrealized appreciation for tax purposes is $27,576,254.

(K)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes are an integral part of this report. Transamerica Funds	Page 23	January 31, 2016 Form N-Q

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 90.7%
Argentina - 0.3%
MercadoLibre, Inc.	10,846	$ 1,065,511

Brazil - 4.3%
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	1,182,446	3,052,586
Diagnosticos da America SA	420,500	1,093,355
Embraer SA, ADR	163,690	4,710,998
Estacio Participacoes SA (A)	595,600	1,747,629
Kroton Educacional SA (A)	1,037,391	2,212,829
Sul America SA (A)	353,666	1,600,992

		14,418,389

China - 24.1%
Alibaba Group Holding, Ltd., ADR (B)	168,200	11,274,446
Baidu, Inc., ADR (B)	63,270	10,330,093
China Lodging Group, Ltd., ADR	27,020	749,805
China Pacific Insurance Group Co., Ltd., Class H	937,800	3,321,288
Ctrip.com International, Ltd., ADR (B)	203,760	8,696,477
Homeinns Hotel Group, ADR (B)	86,620	2,940,749
JD.com, Inc., ADR (B) (C)	339,193	8,829,194
New Oriental Education & Technology Group, Inc., ADR	170,630	5,359,488
People’s Insurance Co. Group of China, Ltd., Class H	105,000	42,118
PICC Property & Casualty Co., Ltd., Class H	1,158,000	1,980,823
Sinopharm Group Co., Ltd., Class H (D)	1,441,800	5,121,423
SOHO China, Ltd. (C)	2,499,000	1,169,224
Tencent Holdings, Ltd.	764,125	14,355,380
Tingyi Cayman Islands Holding Corp.	2,309,000	2,647,043
Tsingtao Brewery Co., Ltd., Class H (C)	262,000	932,143
Want Want China Holdings, Ltd. (C)	3,768,000	2,480,237

		80,229,931

Colombia - 2.0%
Almacenes Exito SA, GDR (E) (F)	136,564	567,474
Almacenes Exito SA	185,157	769,396
Grupo Aval Acciones y Valores SA, ADR	443,970	2,912,443
Grupo de Inversiones Suramericana SA	228,099	2,487,721

		6,737,034

Egypt - 0.6%
Commercial International Bank Egypt SAE	459,838	1,844,038

France - 2.5%
Kering (C)	21,697	3,656,433
LVMH Moet Hennessy Louis Vuitton SE	28,530	4,588,950

		8,245,383

Hong Kong - 6.9%
AIA Group, Ltd.	1,212,600	6,749,269
Hang Lung Group, Ltd.	507,750	1,402,770
Hang Lung Properties, Ltd.	1,611,549	2,985,213
Hong Kong Exchanges and Clearing, Ltd. (C)	184,391	4,100,618
Jardine Strategic Holdings, Ltd.	151,977	4,162,591
Melco Crown Entertainment, Ltd., ADR (C)	235,320	3,586,277

		22,986,738

India - 16.9%
Apollo Hospitals Enterprise, Ltd.	155,847	3,413,576

	Shares	Value
COMMON STOCKS (continued)
India (continued)
Cipla, Ltd.	178,401	$ 1,561,128
Dr. Reddy’s Laboratories, Ltd.	93,551	4,281,362
Glenmark Pharmaceuticals, Ltd.	80,639	932,299
Housing Development Finance Corp., Ltd.	883,077	15,419,185
ICICI Bank, Ltd., ADR	237,673	1,580,526
Infosys, Ltd.	640,092	11,013,888
Kotak Mahindra Bank, Ltd.	112,852	1,141,299
Lupin, Ltd.	40,630	1,026,394
Sun Pharmaceuticals Industries, Ltd.	194,774	2,535,718
Tata Consultancy Services, Ltd.	141,546	4,995,858
Ultratech Cement, Ltd.	50,051	2,100,564
Zee Entertainment Enterprises, Ltd.	993,836	6,185,101

		56,186,898

Indonesia - 2.0%
Astra International Tbk PT	6,741,000	3,204,989
Indocement Tunggal Prakarsa Tbk PT	1,324,500	1,916,343
Semen Indonesia Persero Tbk PT	2,061,500	1,673,154

		6,794,486

Italy - 1.5%
Prada SpA (C)	1,623,000	4,828,836

Korea, Republic of - 1.4%
NAVER Corp.	8,543	4,504,464

Malaysia - 2.1%
Genting Bhd	2,836,300	5,390,857
Genting Malaysia Bhd, Class B	1,528,400	1,649,688

		7,040,545

Mexico - 6.2%
America Movil SAB de CV, Class L, ADR	166,370	2,352,472
Fomento Economico Mexicano SAB de CV	381,169	3,614,620
Grupo Aeroportuario del Sureste SAB de CV, Class B (C)	110,001	1,505,272
Grupo Financiero Banorte SAB de CV, Class O	842,468	4,389,366
Grupo Financiero Inbursa SAB de CV, Class O (C)	1,877,835	3,030,378
Grupo Televisa SAB, ADR	133,130	3,525,282
Telesites SAB (B)	200,680	121,706
Wal-Mart de Mexico SAB de CV (C)	782,980	1,965,463

		20,504,559

Philippines - 3.1%
Jollibee Foods Corp.	597,330	2,581,518
SM Investments Corp.	238,642	4,173,736
SM Prime Holdings, Inc.	8,242,163	3,686,735

		10,441,989

Poland - 0.3%
Bank Pekao SA	25,288	850,818

Russian Federation - 7.7%
Alrosa PAO (B) (F)	2,721,479	2,229,988
Magnit OJSC (B) (F)	74,354	11,350,244
Novatek OAO, GDR	94,600	8,221,326
Sberbank of Russia PJSC, ADR (A) (C)	715,220	3,959,855

		25,761,413

Singapore - 0.5%
Global Logistic Properties, Ltd., Class L (C)	1,435,000	1,700,723

Switzerland - 0.4%
Glencore PLC (B)	952,570	1,228,142

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2016 Form N-Q

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Taiwan - 2.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,947,459	$ 8,385,616

Thailand - 0.9%
Airports of Thailand PCL	128,200	1,356,177
CP ALL PCL	1,583,100	1,805,396

		3,161,573

Turkey - 1.2%
Anadolu Efes Biracilik Ve Malt Sanayii AS, Class B	289,329	1,794,024
BIM Birlesik Magazalar AS	122,423	2,071,952

		3,865,976

United Kingdom - 2.5%
Old Mutual PLC (C)	1,814,732	4,424,473
SABMiller PLC	65,450	3,919,331

		8,343,804

United States - 0.8%
Las Vegas Sands Corp. (C)	62,040	2,798,004

Total Common Stocks (Cost $366,549,268)		301,924,870

PREFERRED STOCKS - 2.5%
Brazil - 2.2%
Cia Brasileira de Distribuicao
2.91% (A) (G)	139,100	1,332,656
Lojas Americanas SA
0.77% (A) (G)	1,268,892	5,929,641

		7,262,297

Colombia - 0.3%
Banco Davivienda SA
3.37% (G)	162,431	1,146,048

Total Preferred Stocks (Cost $13,605,012)		8,408,345

WARRANT - 0.0% (H)
Malaysia - 0.0% (H)
Genting Bhd (B)
Exercise Price MYR 7.96
Expiration Date 12/18/2018	572,950	134,447

Total Warrant (Cost $269,962)		134,447

SECURITIES LENDING COLLATERAL - 9.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.45% (G)	30,950,342	30,950,342

Total Securities Lending Collateral (Cost $30,950,342)		30,950,342

Principal	Value
REPURCHASE AGREEMENT - 7.1%

State Street Bank & Trust Co. 0.03% (G), dated 01/29/2016, to be repurchased at $23,524,882 on 02/01/2016. Collateralized by a U.S. Government Agency Obligation, 4.88% due 06/13/2018, and with a value of $23,996,925.

$ 23,524,824	$ 23,524,824

Total Repurchase Agreement (Cost $23,524,824)	23,524,824

Total Investments (Cost $434,899,408) (I)	364,942,828
Net Other Assets (Liabilities) - (9.6)%	(32,057,715)

Net Assets - 100.0%	$ 332,885,113

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2016 Form N-Q

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments		Value
Internet Software & Services	11.4%		$ 41,529,894
Food & Staples Retailing	5.4		19,862,581
Hotels, Restaurants & Leisure	5.4		19,831,345
Insurance	5.0		18,118,963
Banks	4.9		17,942,328
Internet & Catalog Retail	4.8		17,525,671
IT Services	4.4		16,009,746
Thrifts & Mortgage Finance	4.2		15,419,185
Textiles, Apparel & Luxury Goods	3.6		13,074,219
Real Estate Management & Development	3.0		10,944,665
Pharmaceuticals	2.8		10,336,901
Beverages	2.8		10,260,118
Media	2.7		9,710,383
Diversified Financial Services	2.6		9,640,925
Health Care Providers & Services	2.6		9,628,354
Diversified Consumer Services	2.6		9,319,946
Semiconductors & Semiconductor Equipment	2.3		8,385,616
Industrial Conglomerates	2.3		8,336,327
Oil, Gas & Consumable Fuels	2.3		8,221,326
Multiline Retail	1.6		5,929,641
Construction Materials	1.6		5,690,061
Food Products	1.4		5,127,280
Aerospace & Defense	1.3		4,710,998
Metals & Mining	1.0		3,458,130
Automobiles	0.9		3,204,989
Capital Markets	0.8		2,912,443
Transportation Infrastructure	0.8		2,861,449
Wireless Telecommunication Services	0.6		2,352,472
Diversified Telecommunication Services	0.0	(H)	121,706

Investments, at Value	85.1		310,467,662
Short-Term Investments	14.9		54,475,166

Total Investments	100.0%		$ 364,942,828

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at January 31, 2016
ASSETS
Investments
Common Stocks	$92,741,628	$209,183,242	$—	$301,924,870
Preferred Stocks	1,146,048	7,262,297	—	8,408,345
Warrant	—	134,447	—	134,447
Securities Lending Collateral	30,950,342	—	—	30,950,342
Repurchase Agreement	—	23,524,824	—	23,524,824

Total Investments	$124,838,018	$240,104,810	$—	$364,942,828

Transfers (J)

Investments	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Common Stocks (A)	$9,521,305	$—	$—	$—
Preferred Stocks (A)	7,262,297	—	—	—

Total	$16,783,602	$—	$—	$—

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2016 Form N-Q

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Transferred from Level 1 to 2 due to the application of fair value factors to the quotation from the primary market to reflect events that occurred after the close of the primary market at January 31, 2016.

(B)	Non-income producing security.
(C)

All or a portion of the security is on loan. The total value of all securities on loan is $29,592,958. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(D)	Illiquid security. Total aggregate value of illiquid securities is $5,121,423, representing 1.5% of the Fund’s net assets.
(E)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the total aggregate value of 144A securities is $567,474, representing 0.2% of the Fund’s net assets.

(F)	Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $14,147,706, representing 4.3% of the Fund’s net assets.
(G)	Rate disclosed reflects the yield at January 31, 2016.
(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)

Aggregate cost for federal income tax purposes is $434,899,408. Aggregate gross unrealized appreciation and depreciation for all securities is $7,857,423 and $77,814,003, respectively. Net unrealized depreciation for tax purposes is $69,956,580.

(J)

The Fund recognizes transfers between Levels at the end of the reporting period. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

CURRENCY ABBREVIATION:

MYR	Malaysian Ringgit

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2016 Form N-Q

Transamerica Dividend Focused

SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 93.8%
Aerospace & Defense - 9.5%
General Dynamics Corp.	103,445	$ 13,837,838
Honeywell International, Inc.	507,552	52,379,366
Raytheon Co.	293,713	37,665,755
United Technologies Corp.	125,500	11,005,095

		114,888,054

Airlines - 2.2%
Southwest Airlines Co.	688,796	25,912,506

Banks - 12.5%
Bank of America Corp.	3,228,871	45,656,236
JPMorgan Chase & Co.	481,072	28,623,784
PNC Financial Services Group, Inc.	184,328	15,972,021
Wells Fargo & Co.	1,187,029	59,624,467

		149,876,508

Capital Markets - 3.9%
Ameriprise Financial, Inc.	113,429	10,282,339
State Street Corp.	655,281	36,518,810

		46,801,149

Construction Materials - 2.0%
CRH PLC, ADR	888,696	23,923,696

Consumer Finance - 2.3%
American Express Co.	516,164	27,614,774

Containers & Packaging - 0.7%
International Paper Co.	240,728	8,235,305

Diversified Telecommunication Services - 6.7%
AT&T, Inc.	1,069,237	38,556,686
Verizon Communications, Inc.	832,332	41,591,630

		80,148,316

Electric Utilities - 3.2%
Entergy Corp., Class B	543,070	38,329,881

Food & Staples Retailing - 2.8%
Wal-Mart Stores, Inc.	510,389	33,869,414

Health Care Equipment & Supplies - 4.4%
Medtronic PLC	697,648	52,965,436

Health Care Providers & Services - 2.1%
Cardinal Health, Inc.	305,785	24,881,725

Household Durables - 2.4%
Lennar Corp., Class A (A)	455,579	19,202,655
Whirlpool Corp.	71,500	9,608,885

		28,811,540

Industrial Conglomerates - 1.2%
General Electric Co.	495,384	14,415,674

Insurance - 1.7%
Loews Corp.	555,022	20,541,364

IT Services - 1.6%
International Business Machines Corp.	158,100	19,729,299

Machinery - 1.9%
Stanley Black & Decker, Inc.	238,058	22,458,392

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining - 0.4%
Rio Tinto PLC, ADR (A)	221,154	$ 5,451,446

Multiline Retail - 3.6%
Target Corp. (A)	596,920	43,228,946

Oil, Gas & Consumable Fuels - 8.4%
BP PLC, ADR (A)	927,834	30,033,986
ConocoPhillips	446,401	17,445,351
Occidental Petroleum Corp.	382,130	26,302,008
Phillips 66	347,784	27,874,888

		101,656,233

Pharmaceuticals - 12.9%
Johnson & Johnson	466,529	48,724,289
Merck & Co., Inc.	753,014	38,155,220
Pfizer, Inc.	1,416,466	43,188,048
Sanofi, ADR	605,200	25,200,528

		155,268,085

Road & Rail - 0.7%
Norfolk Southern Corp.	117,355	8,273,528

Specialty Retail - 1.2%
Gap, Inc., Class A (A)	569,696	14,082,885

Tobacco - 5.5%
Altria Group, Inc.	521,837	31,889,459
Philip Morris International, Inc.	385,153	34,667,622

		66,557,081

Total Common Stocks (Cost $1,070,625,216)		1,127,921,237

SECURITIES LENDING COLLATERAL - 4.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.45% (B)	56,384,229	56,384,229

Total Securities Lending Collateral (Cost $56,384,229)		56,384,229

	Principal	Value
REPURCHASE AGREEMENT - 6.2%
State Street Bank & Trust Co. 0.03% (B), dated 01/29/2016, to be repurchased at $75,176,926 on 02/01/2016. Collateralized by a U.S. Government Obligation and a U.S. Government Agency Obligation, 1.00% - 1.25%, due 05/25/2018 - 05/31/2018, and with a total value of $76,680,828.	$ 75,176,738	75,176,738

Total Repurchase Agreement (Cost $75,176,738)		75,176,738

Total Investments (Cost $1,202,186,183) (C)		1,259,482,204
Net Other Assets (Liabilities) - (4.7)%		(56,330,176)

Net Assets - 100.0%		$ 1,203,152,028

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2016 Form N-Q

Transamerica Dividend Focused

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at January 31, 2016
ASSETS
Investments
Common Stocks	$1,127,921,237	$—	$—	$1,127,921,237
Securities Lending Collateral	56,384,229	—	—	56,384,229
Repurchase Agreement	—	75,176,738	—	75,176,738

Total Investments	$1,184,305,466	$75,176,738	$—	$1,259,482,204

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $55,190,790. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at January 31, 2016.
(C)

Aggregate cost for federal income tax purposes is $1,202,186,183. Aggregate gross unrealized appreciation and depreciation for all securities is $112,529,189 and $55,233,168, respectively. Net unrealized appreciation for tax purposes is $57,296,021.

(D)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2016 Form N-Q

Transamerica Dynamic Allocation

SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 49.0%
International Equity Fund - 5.0%
iShares MSCI EAFE ETF	23,549	$ 1,306,499

International Fixed Income Fund - 7.0%
iShares International Treasury Bond ETF	20,283	1,839,871

U.S. Equity Funds - 29.9%
iShares Russell 1000 Growth ETF	34,404	3,228,127
iShares Russell 1000 Value ETF	35,111	3,254,439
iShares Russell 2000 ETF (A)	12,706	1,307,574

		7,790,140

U.S. Fixed Income Funds - 7.1%
iShares Core U.S. Aggregate Bond ETF	16,835	1,840,234

Total Exchange-Traded Funds (Cost $13,093,225)		12,776,744

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 2.0%
Put - S&P 500®
Exercise Price $1,575.00
Expiration Date 12/16/2016	3	15,030
Put - S&P 500®
Exercise Price $1,600.00
Expiration Date 12/16/2016	12	65,580
Put - S&P 500®
Exercise Price $1,650.00
Expiration Date 12/16/2016	21	135,450
Put - S&P 500®
Exercise Price $1,700.00
Expiration Date 12/16/2016	18	134,370
Put - S&P 500®
Exercise Price $1,725.00
Expiration Date 12/16/2016	4	34,440
Put - S&P 500®
Exercise Price $1,750.00
Expiration Date 12/16/2016	8	69,080
Put - S&P 500®
Exercise Price $1,775.00
Expiration Date 12/16/2016	3	27,945
Put - S&P 500®
Exercise Price $1,800.00
Expiration Date 12/16/2016	2	21,420
Put - S&P 500®
Exercise Price $1,825.00
Expiration Date 12/16/2016	2	21,610

Total Exchange-Traded Options Purchased (Cost $602,329)		524,925

	Shares	Value
SECURITIES LENDING COLLATERAL - 5.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.45% (B)	1,323,834	1,323,834

Total Securities Lending Collateral (Cost $1,323,834)		1,323,834

Principal	Value
REPURCHASE AGREEMENT - 49.2%

State Street Bank & Trust Co. 0.03% (B), dated 01/29/2016, to be repurchased at $12,819,255 on 02/01/2016. Collateralized by a U.S. Government Agency Obligation, 1.00%, due 09/27/2017, and with a value of $13,080,075.

$ 12,819,223	$ 12,819,223

Total Repurchase Agreement (Cost $12,819,223)	12,819,223

Total Investments (Cost $27,838,611) (C)	27,444,726
Net Other Assets (Liabilities) - (5.3)%	(1,371,663)

Net Assets - 100.0%	$ 26,073,063

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2016 Form N-Q

Transamerica Dynamic Allocation

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at January 31, 2016
ASSETS
Investments
Exchange-Traded Funds	$12,776,744	$—	$—	$12,776,744
Exchange-Traded Options Purchased	524,925	—	—	524,925
Securities Lending Collateral	1,323,834	—	—	1,323,834
Repurchase Agreement	—	12,819,223	—	12,819,223

Total Investments	$14,625,503	$12,819,223	$—	$27,444,726

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $1,295,031. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at January 31, 2016.
(C)

Aggregate cost for federal income tax purposes is $27,838,611. Aggregate gross unrealized appreciation and depreciation for all securities is $39,926 and $433,811, respectively. Net unrealized depreciation for tax purposes is $393,885.

(D)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2016 Form N-Q

Transamerica Dynamic Income

SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.5%
International Fixed Income Funds - 19.1%
Market Vectors Emerging High Yield Bond ETF (A)	1,219,495	$ 26,755,720
Market Vectors J.P. Morgan EM Local Currency Bond ETF (A)	3,606,124	61,231,986

		87,987,706

U.S. Equity Funds - 32.6%
Alerian MLP ETF (A)	9,046,987	94,088,665
Global SuperDividend US ETF (A)	1,137,686	26,564,968
iShares High Dividend ETF JDR	399,289	29,343,749

		149,997,382

U.S. Fixed Income Funds - 47.8%
iShares 20+ Year Treasury Bond ETF (A)	403,250	51,333,725
iShares MBS ETF (A)	52,220	5,702,946
SPDR Barclays Short Term High Yield Bond ETF (A)	3,472,339	87,329,326
Vanguard Long-Term Bond ETF (A)	852,714	75,848,910

		220,214,907

Total Exchange-Traded Funds (Cost $540,715,314)		458,199,995

SECURITIES LENDING COLLATERAL - 27.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.45% (B)	126,455,145	126,455,145

Total Securities Lending Collateral (Cost $126,455,145)		126,455,145

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
State Street Bank & Trust Co. 0.03% (B), dated 01/29/2016, to be repurchased at $4,411,211 on 02/01/2016. Collateralized by a U.S. Government Agency Obligation, 0.88%, due 11/27/2017, and with a value of $4,503,921.	$ 4,411,199	4,411,199

Total Repurchase Agreement (Cost $4,411,199)		4,411,199

Total Investments (Cost $671,581,658) (C)		589,066,339
Net Other Assets (Liabilities) - (27.9)%		(128,647,594)

Net Assets - 100.0%		$ 460,418,745

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2016 Form N-Q

Transamerica Dynamic Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at January 31, 2016
ASSETS
Investments
Exchange-Traded Funds	$458,199,995	$—	$—	$458,199,995
Securities Lending Collateral	126,455,145	—	—	126,455,145
Repurchase Agreement	—	4,411,199	—	4,411,199

Total Investments	$584,655,140	$4,411,199	$—	$589,066,339

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $122,813,057. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at January 31, 2016.
(C)

Aggregate cost for federal income tax purposes is $671,581,658. Aggregate gross unrealized appreciation and depreciation for all securities is $2,229,399 and $84,744,718, respectively. Net unrealized depreciation for tax purposes is $82,515,319.

(D)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2016 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 34.5%
Argentina - 1.4%
YPF SA
8.50%, 07/28/2025 (A)	$ 6,224,000	$ 5,792,210
8.88%, 12/19/2018 (A)	3,415,000	3,483,300

		9,275,510

Austria - 0.5%
JBS Investments GmbH
7.75%, 10/28/2020 (A) (B)	3,385,000	2,995,725

Barbados - 0.9%
Columbus International, Inc.
7.38%, 03/30/2021 (A)	6,295,000	6,310,737

Bermuda - 1.9%
Digicel Group, Ltd.
7.13%, 04/01/2022 (A)	6,675,000	4,976,213
7.13%, 04/01/2022 (B) (C)	1,000,000	745,500
8.25%, 09/30/2020 (A)	7,935,000	6,418,423
Digicel, Ltd.
6.75%, 03/01/2023 (A) (B)	770,000	662,200

		12,802,336

Brazil - 0.7%
Banco do Brasil SA
6.25%, 04/15/2024 (B) (C) (D) (E)	1,250,000	603,125
Oi SA
9.75%, 09/15/2016 (A)	BRL 7,790,000	1,269,833
Telemar Norte Leste SA
5.50%, 10/23/2020 (A) (B)	$ 1,425,000	762,375
9.50%, 04/23/2019 (A)	3,690,000	1,997,213

		4,632,546

Canada - 0.4%
Barrick Gold Corp.
5.25%, 04/01/2042	1,870,000	1,254,549
Pacific Exploration and Production Corp.
5.63%, 01/19/2025 (A)	5,840,000	722,175
5.63%, 01/19/2025 (C)	3,050,000	377,163

		2,353,887

Cayman Islands - 3.9%
Agricola Senior Trust
6.75%, 06/18/2020 (A)	3,690,000	3,648,487
Braskem Finance, Ltd.
6.45%, 02/03/2024	4,410,000	3,869,775
Dubai Holding Commercial Operations, Ltd.
6.00%, 02/01/2017, MTN	GBP 3,300,000	4,720,083
Fibria Overseas Finance, Ltd.
5.25%, 05/12/2024	$ 3,660,000	3,431,250
Lima Metro Line 2 Finance, Ltd.
5.88%, 07/05/2034 (A) (B)	2,070,000	1,948,388
Marfrig Overseas, Ltd.
9.50%, 05/04/2020 (A)	1,125,000	1,094,063
Odebrecht Finance, Ltd.
5.25%, 06/27/2029 (C)	3,200,000	1,424,000
7.13%, 06/26/2042 (A)	1,920,000	864,000

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Cayman Islands (continued)
Odebrecht Finance, Ltd. (continued)
8.25%, 04/25/2018 (A)	BRL 9,620,000	$ 1,206,408
Vale Overseas, Ltd.
6.88%, 11/21/2036 (B)	$ 6,450,000	4,069,821

		26,276,275

Chile - 0.3%
Cencosud SA
5.15%, 02/12/2025 (A) (B)	2,120,000	1,935,976

Colombia - 1.9%
Banco Davivienda SA
5.88%, 07/09/2022 (A) (B)	2,193,000	2,139,272
Colombia Telecomunicaciones SA ESP
8.50%, 03/30/2020 (A) (B) (D) (E)	5,700,000	4,689,390
Ecopetrol SA
5.38%, 06/26/2026	3,785,000	3,028,000
Financiera de Desarrollo Territorial SA Findeter
7.88%, 08/12/2024 (A)	COP 10,548,000,000	2,687,479

		12,544,141

Indonesia - 1.3%
Pelabuhan Indonesia II PT
4.25%, 05/05/2025 (A)	$ 7,750,000	6,858,750
5.38%, 05/05/2045 (A)	2,250,000	1,743,750

		8,602,500

Luxembourg - 2.6%
ArcelorMittal
6.13%, 06/01/2025 (B)	1,650,000	1,196,250
6.50%, 03/01/2021 (B)	1,345,000	1,092,813
Atento Luxco 1 SA
7.38%, 01/29/2020 (A)	800,000	714,000
7.38%, 01/29/2020 (C)	5,185,000	4,627,612
Millicom International Cellular SA
6.00%, 03/15/2025 (C)	2,100,000	1,784,790
Tupy Overseas SA
6.63%, 07/17/2024 (A)	2,507,000	2,033,804
6.63%, 07/17/2024 (B) (C)	800,000	649,000
Wind Acquisition Finance SA
7.38%, 04/23/2021 (A)	5,582,000	5,306,361

		17,404,630

Mexico - 5.7%
America Movil SAB de CV
6.00%, 06/09/2019	MXN 67,790,000	3,760,681
Banco Inbursa SA Institucion de Banca Multiple
4.13%, 06/06/2024 (A) (B)	$ 4,290,000	4,011,150
4.13%, 06/06/2024 (B) (C)	2,400,000	2,244,000
Cemex SAB de CV
6.13%, 05/05/2025 (A)	1,325,000	1,134,134
Grupo Bimbo SAB de CV
4.88%, 06/27/2044 (A)	3,950,000	3,352,586
Grupo Televisa SAB
6.13%, 01/31/2046	4,460,000	4,409,334
Petroleos Mexicanos
4.88%, 01/18/2024	3,720,000	3,364,517
5.50%, 06/27/2044 (A)	4,505,000	3,395,869
5.63%, 01/23/2046 (A)	3,145,000	2,421,650
5.63%, 01/23/2046, MTN (B) (C)	2,130,000	1,640,100
6.38%, 02/04/2021	2,700,000	2,736,450
6.88%, 08/04/2026	3,775,000	3,841,063
8.63%, 02/01/2022	1,450,000	1,580,500

		37,892,034

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2016 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Mongolia - 0.1%
Trade & Development Bank of Mongolia LLC
9.38%, 05/19/2020, MTN (A)	$ 925,000	$ 821,039

Netherlands - 4.3%
Kazakhstan Temir Zholy Finance BV
6.38%, 10/06/2020 (A)	3,040,000	2,916,880
Lukoil International Finance BV
3.42%, 04/24/2018 (B) (C)	7,500,000	7,340,625
Marfrig Holding Europe BV
6.88%, 06/24/2019 (A)	2,775,000	2,494,031
6.88%, 06/24/2019 (C)	3,100,000	2,786,125
Oi Brasil Holdings Cooperatief UA
5.75%, 02/10/2022 (A) (B)	4,435,000	1,929,225
Petrobras Global Finance BV
3.41%, 03/17/2020 (D)	1,770,000	1,230,150
4.88%, 03/17/2020	3,565,000	2,687,119
8.38%, 12/10/2018 (B)	570,000	534,375
VimpelCom Holdings BV
5.95%, 02/13/2023 (A)	1,965,000	1,827,450
5.95%, 02/13/2023 (C)	300,000	279,000
7.50%, 03/01/2022 (A)	1,320,000	1,339,800
VTR Finance BV
6.88%, 01/15/2024 (A)	3,975,000	3,706,687

		29,071,467

Panama - 1.7%
ENA Norte Trust
4.95%, 04/25/2028 (A)	3,552,242	3,632,168
Global Bank Corp.
5.13%, 10/30/2019 (A)	7,520,000	7,467,360

		11,099,528

Paraguay - 0.3%
Telefonica Celular del Paraguay SA
6.75%, 12/13/2022 (A)	2,560,000	2,304,000

Peru - 0.5%
Corp. Financiera de Desarrollo SA
5.25%, 07/15/2029 (A) (D)	1,670,000	1,628,250
Telefonica del Peru SAA
8.00%, 04/11/2016 (C)	PEN 6,783,347	1,961,266

		3,589,516

South Africa - 0.9%
Eskom Holdings SOC, Ltd.
5.75%, 01/26/2021 (A) (B)	$ 1,585,000	1,380,592
7.13%, 02/11/2025 (A) (B)	4,425,000	3,812,695
7.13%, 02/11/2025 (B) (C)	900,000	775,463

		5,968,750

Sri Lanka - 0.5%
National Savings Bank
5.15%, 09/10/2019 (A)	3,450,000	3,130,875

Turkey - 1.5%
Finansbank AS
6.25%, 04/30/2019 (A)	7,425,000	7,775,668
TC Ziraat Bankasi AS
4.25%, 07/03/2019 (A)	2,290,000	2,251,748

		10,027,416

United States - 1.0%
Barrick North America Finance LLC
5.75%, 05/01/2043	2,655,000	1,849,635

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Braskem America Finance Co.
7.13%, 07/22/2041 (A)	$ 2,295,000	$ 1,778,625
Cemex Finance LLC
9.38%, 10/12/2022 (A)	2,585,000	2,610,074
Southern Copper Corp.
5.88%, 04/23/2045	760,000	583,664

		6,821,998

Venezuela - 2.2%
Petroleos de Venezuela SA
5.38%, 04/12/2027 (C)	8,130,000	2,357,700
5.50%, 04/12/2037 (B) (C)	11,800,000	3,433,800
6.00%, 05/16/2024 (C)	19,185,000	5,659,575
8.50%, 11/02/2017 (B) (C)	6,846,667	2,823,565
9.00%, 11/17/2021 (B) (C)	2,035,000	678,673

		14,953,313

Total Corporate Debt Securities (Cost $268,210,744)		230,814,199

FOREIGN GOVERNMENT OBLIGATIONS - 59.9%
Angola - 0.5%
Angolan Government International Bond
9.50%, 11/12/2025 (A)	4,195,000	3,503,664

Argentina - 3.9%
Argentina Bonar Bonds
Series X
7.00%, 04/17/2017 (B)	5,720,000	5,880,160
Argentine Republic Government International Bond
2.26%, 12/31/2038 (B) (F)	EUR 4,280,000	2,563,999
7.82%, 12/31/2033 (F)	7,389,677	8,297,431
Provincia de Buenos Aires, Argentina
9.38%, 09/14/2018 (B) (C)	$ 8,920,000	9,076,100

		25,817,690

Brazil - 5.2%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 01/01/2018 - 01/01/2025	BRL 98,843,000	19,706,295
Brazilian Government International Bond
5.63%, 01/07/2041	$ 14,030,000	10,522,500
7.13%, 01/20/2037 (B)	1,900,000	1,719,500
8.88%, 04/15/2024	2,655,000	2,953,688

		34,901,983

Colombia - 3.1%
Colombia Government International Bond
4.38%, 07/12/2021	1,455,000	1,458,638
5.00%, 06/15/2045	9,705,000	7,933,837
5.63%, 02/26/2044	5,725,000	4,995,062
Colombian TES
7.00%, 05/04/2022	COP 12,383,200,000	3,504,466
Empresa de Telecomunicaciones de Bogota
7.00%, 01/17/2023 (A)	10,104,000,000	2,518,813

		20,410,816

Costa Rica - 1.3%
Costa Rica Government International Bond
7.00%, 04/04/2044 (A)	$ 1,385,000	1,163,400

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2016 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Costa Rica (continued)
Costa Rica Government International Bond (continued)
7.16%, 03/12/2045 (A)	$ 4,110,000	$ 3,452,400
10.00%, 08/01/2020 (A)	3,485,000	4,112,300

		8,728,100

Cote d’Ivoire - 0.6%
Ivory Coast Government International Bond
6.38%, 03/03/2028 (A)	4,530,000	3,991,292

Croatia - 3.6%
Croatia Government International Bond
3.88%, 05/30/2022 (C)	EUR 4,559,000	5,027,664
6.00%, 01/26/2024 (A) (B)	$ 3,185,000	3,423,079
6.38%, 03/24/2021 (A)	8,165,000	8,850,860
6.75%, 11/05/2019 (A)	5,990,000	6,523,709

		23,825,312

Dominican Republic - 1.6%
Dominican Republic International Bond
5.88%, 04/18/2024 (A)	5,815,000	5,611,475
6.88%, 01/29/2026	5,115,000	5,178,937

		10,790,412

Ecuador - 0.2%
Ecuador Government International Bond
10.50%, 03/24/2020 (A)	1,925,000	1,424,500

Egypt - 0.4%
Egypt Government International Bond
5.88%, 06/11/2025 (A)	3,600,000	3,002,170

Ghana - 1.0%
Ghana Government International Bond
8.13%, 01/18/2026 (A)	1,675,000	1,199,501
8.13%, 01/18/2026 (C)	1,100,000	787,732
10.75%, 10/14/2030 (A)	5,190,000	4,912,750

		6,899,983

Hungary - 2.7%
Hungary Government Bond
3.50%, 06/24/2020	HUF 4,994,000,000	18,401,994

Indonesia - 6.0%
Indonesia Government International Bond
3.38%, 04/15/2023 (A)	$ 3,310,000	3,132,058
3.38%, 07/30/2025 (A)	EUR 5,875,000	6,026,746
4.75%, 01/08/2026 (A)	$ 5,580,000	5,681,651
5.95%, 01/08/2046 (A)	2,870,000	2,970,258
6.63%, 02/17/2037 (A)	3,950,000	4,237,410
Indonesia Treasury Bond
8.25%, 05/15/2036	IDR 149,000,000,000	10,426,863
8.38%, 09/15/2026	45,851,000,000	3,341,281
Perusahaan Penerbit SBSN Indonesia III
4.35%, 09/10/2024 (A)	$ 4,285,000	4,183,231

		39,999,498

Jamaica - 0.8%
Jamaica Government International Bond
6.75%, 04/28/2028	1,355,000	1,344,838
7.88%, 07/28/2045	3,875,000	3,720,000

		5,064,838

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Kazakhstan - 2.0%
Kazakhstan Government International Bond
5.13%, 07/21/2025 (A) (B)	$ 3,825,000	$ 3,806,640
6.50%, 07/21/2045 (A)	9,655,000	9,367,281

		13,173,921

Lithuania - 1.0%
Lithuania Government International Bond
6.13%, 03/09/2021 (A)	6,033,000	6,990,739

Mexico - 5.2%
Mexican Bonos
10.00%, 12/05/2024	MXN 61,995,200	4,368,825
Series M
7.75%, 05/29/2031	259,984,600	15,890,885
8.00%, 06/11/2020	145,010,000	8,872,539
Mexico Government International Bond
4.13%, 01/21/2026	$ 3,760,000	3,763,760
4.75%, 03/08/2044, MTN	1,865,000	1,687,825

		34,583,834

Namibia - 0.7%
Namibia International Bond
5.25%, 10/29/2025 (A)	4,865,000	4,500,125

Netherlands - 0.2%
Portugal Telecom International Finance BV
5.63%, 02/08/2016, MTN (C)	EUR 1,435,000	1,534,327

Panama - 0.7%
Panama Government International Bond
3.75%, 03/16/2025	$ 3,725,000	3,669,125
4.30%, 04/29/2053 (B)	1,300,000	1,108,250

		4,777,375

Poland - 1.0%
Poland Government Bond
1.50%, 04/25/2020	PLN 14,969,000	3,570,576
3.25%, 07/25/2025	13,500,000	3,384,652

		6,955,228

Romania - 1.0%
Romania Government Bond
4.75%, 02/24/2025	RON 24,840,000	6,485,439

Russian Federation - 2.2%
Russian Federal Bond - OFZ
7.00%, 08/16/2023	RUB 519,000,000	5,788,929
Russian Foreign Bond - Eurobond
5.00%, 04/29/2020 (C)	$ 7,400,000	7,676,198
5.63%, 04/04/2042 (C)	1,400,000	1,339,274

		14,804,401

Slovenia - 1.3%
Slovenia Government International Bond
5.25%, 02/18/2024 (A)	5,930,000	6,604,550
5.50%, 10/26/2022 (A)	1,905,000	2,145,247

		8,749,797

South Africa - 2.3%
South Africa Government Bond
8.75%, 01/31/2044	ZAR 63,513,941	3,560,083
10.50%, 12/21/2026	169,873,865	11,627,381

		15,187,464

Sri Lanka - 1.4%
Sri Lanka Government International Bond
5.88%, 07/25/2022 (A)	$ 1,530,000	1,382,543

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2016 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sri Lanka (continued)
Sri Lanka Government International Bond (continued)
6.25%, 07/27/2021 (C)	$ 3,740,000	$ 3,520,346
6.85%, 11/03/2025 (A)	4,735,000	4,308,372

		9,211,261

Supranational - 4.7%
African Export-Import Bank
3.88%, 06/04/2018 (C)	4,200,000	4,169,592
Eastern and Southern African Trade and Development Bank
6.38%, 12/06/2018, MTN (C)	3,899,000	3,889,790
European Bank for Reconstruction & Development
6.00%, 03/03/2016, MTN	INR 104,400,000	1,536,681
Inter-American Development Bank
7.25%, 07/17/2017, MTN	IDR 138,620,000,000	9,809,063
International Finance Corp.
6.45%, 10/30/2018, MTN	INR 500,000,000	7,345,409
7.75%, 12/03/2016, MTN	235,100,000	3,479,120
7.80%, 06/03/2019, MTN	70,350,000	1,066,398

		31,296,053

Turkey - 3.3%
Turkey Government Bond
8.00%, 03/12/2025	TRY 11,100,914	3,203,776
10.50%, 01/15/2020	14,192,000	4,807,734
Turkey Government International Bond
4.25%, 04/14/2026 (B)	$ 5,660,000	5,393,980
5.75%, 03/22/2024	6,065,000	6,483,485
7.00%, 03/11/2019	1,895,000	2,076,181

		21,965,156

United Kingdom - 1.1%
Ukreximbank Via Biz Finance PLC
9.63%, 04/27/2022 (B) (C)	6,635,000	5,818,895
9.75%, 01/22/2025 (C)	1,870,000	1,601,655

		7,420,550

Venezuela - 0.9%
Venezuela Government International Bond
9.00%, 05/07/2023 (B) (C)	7,730,000	2,628,200
11.75%, 10/21/2026 (B) (C)	6,360,000	2,337,300
11.95%, 08/05/2031 (C)	3,770,000	1,394,900

		6,360,400

Total Foreign Government Obligations (Cost $424,526,109)		400,758,322

	Shares	Value
COMMON STOCK - 0.1%
United States - 0.1%
NII Holdings, Inc. (B) (G)	193,157	705,023

Total Common Stock (Cost $3,259,550)		705,023

SECURITIES LENDING COLLATERAL - 9.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.45% (H)	62,726,872	62,726,872

Total Securities Lending Collateral (Cost $62,726,872)		62,726,872

Principal	Value
REPURCHASE AGREEMENT - 4.6%

State Street Bank & Trust Co. 0.03% (H), dated 01/29/2016, to be repurchased at $30,643,729 on 02/01/2016. Collateralized by a U.S. Government Obligation, 0.88%, due 11/15/2017, and with a value of $31,256,775.

$ 30,643,652	$ 30,643,652

Total Repurchase Agreement (Cost $30,643,652)	30,643,652

Total Investments (Cost $789,366,927) (I)	725,648,068
Net Other Assets (Liabilities) - (8.3)%	(56,703,226)

Net Assets - 100.0%	$ 668,944,842

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2016 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BOA	02/29/2016	USD	3,781,128	ZAR	60,515,063	$—	$(7,457)
BOA	02/29/2016	ZAR	129,961,600	USD	8,000,000	136,330	—
HSBC	02/16/2016	RUB	553,426,192	USD	7,202,319	97,818	—
HSBC	02/29/2016	MYR	15,507,119	USD	3,645,303	78,923	—
HSBC	02/29/2016	USD	30,283,374	EUR	27,801,531	145,391	—
HSBC	02/29/2016	USD	5,020,532	GBP	3,508,332	21,337	—
JPM	02/16/2016	USD	3,598,675	RUB	279,545,074	—	(88,750)
JPM	02/22/2016	COP	20,371,573,430	USD	6,169,465	24,731	—
JPM	02/29/2016	HUF	1,084,366,180	USD	3,757,072	14,384	—
JPM	02/29/2016	PLN	60,708,515	USD	14,758,719	113,164	—
JPM	02/29/2016	USD	7,346,818	TRY	22,209,430	—	(105,986)
JPM	03/02/2016	USD	3,640,019	BRL	14,816,697	—	(29,945)
RBS	02/19/2016	COP	11,772,192,040	USD	3,601,160	—	(20,603)
RBS	02/29/2016	MXN	202,965,357	USD	11,008,888	158,978	—
RBS	02/29/2016	USD	3,700,000	HUF	1,064,471,500	—	(2,262)
RBS	02/29/2016	USD	3,640,019	MXN	66,217,406	—	(3,495)
RBS	02/29/2016	USD	7,678,262	ZAR	126,430,267	—	(236,986)
SCB	02/02/2016	BRL	71,280,495	USD	17,567,113	244,614	—
SCB	02/02/2016	USD	17,974,354	BRL	71,280,495	252,846	(90,218)
SCB	02/16/2016	RUB	276,486,200	USD	3,598,675	48,401	—
SCB	02/19/2016	MYR	15,915,327	USD	3,601,160	223,998	—
SCB	02/29/2016	MYR	15,496,469	USD	3,646,228	75,440	—
SCB	02/29/2016	USD	3,640,019	MYR	15,098,799	13,856	—
SCB	04/13/2016	USD	1,550,000	PEN	5,413,375	6,585	—

Total						$1,656,796	$(585,702)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Foreign Government Obligations	55.2%	$ 400,758,322
Oil, Gas & Consumable Fuels	8.1	59,128,579
Banks	4.7	34,092,724
Wireless Telecommunication Services	3.0	21,836,880
Diversified Telecommunication Services	2.9	20,881,863
Media	2.0	14,426,758
Food Products	1.7	12,722,530
Commercial Services & Supplies	1.4	10,061,695
Metals & Mining	1.4	10,046,732
Marine	1.2	8,602,500
Electric Utilities	0.8	5,968,750
Chemicals	0.8	5,648,400
Road & Rail	0.7	4,865,268
Diversified Financial Services	0.6	4,315,729
Construction Materials	0.5	3,744,208
Transportation Infrastructure	0.5	3,632,168
Construction & Engineering	0.5	3,494,408
Paper & Forest Products	0.5	3,431,250
Auto Components	0.4	2,682,804
Food & Staples Retailing	0.2	1,935,976

Investments, at Value	87.1	632,277,544
Short-Term Investments	12.9	93,370,524

Total Investments	100.0%	$ 725,648,068

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2016 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at January 31, 2016
ASSETS
Investments
Corporate Debt Securities	$—	$230,814,199	$—	$230,814,199
Foreign Government Obligations	—	400,758,322	—	400,758,322
Common Stock	705,023	—	—	705,023
Securities Lending Collateral	62,726,872	—	—	62,726,872
Repurchase Agreement	—	30,643,652	—	30,643,652

Total Investments	$63,431,895	$662,216,173	$—	$725,648,068

Other Financial Instruments
Forward Foreign Currency Contracts (K)	$—	$1,656,796	$—	$1,656,796

Total Other Financial Instruments	$—	$1,656,796	$—	$1,656,796

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (K)	$—	$(585,702)	$—	$(585,702)

Total Other Financial Instruments	$—	$(585,702)	$—	$(585,702)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the total aggregate value of 144A securities is $258,409,852, representing 38.6% of the Fund’s net assets.

(B)

All or a portion of the security is on loan. The total value of all securities on loan is $61,443,617. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2016, the total aggregate value of Regulation S securities is $92,993,055, representing 13.9% of the Fund’s net assets.

(D)	Floating or variable rate security. The rate disclosed is as of January 31, 2016.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	Security in default.
(G)	Non-income producing security.
(H)	Rate disclosed reflects the yield at January 31, 2016.
(I)

Aggregate cost for federal income tax purposes is $789,366,927. Aggregate gross unrealized appreciation and depreciation for all securities is $4,852,471 and $68,571,330, respectively. Net unrealized depreciation for tax purposes is $63,718,859.

(J)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(K)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2016 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
COP	Columbian Peso
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
TRY	Turkish New Lira
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BOA	Bank of America
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank
RBS	Royal Bank of Scotland Group PLC
SCB	Standard Chartered Bank

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2016 Form N-Q

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 96.8%
Brazil - 6.9%
Ambev SA (A)	427,900	$ 2,002,484
Banco Bradesco SA, ADR (B)	200,340	915,554
Banco do Brasil SA (A)	135,200	471,378
BB Seguridade Participacoes SA (A)	155,400	901,983
BRF SA, ADR	100,934	1,224,329
Embraer SA, ADR	71,000	2,043,380
Fibria Celulose SA (A)	199,000	2,192,789
Itau Unibanco Holding SA, ADR	116,424	732,307
JBS SA (A)	1,213,700	3,288,080

		13,772,284

Chile - 0.7%
Enersis SA, ADR	107,200	1,263,888

China - 20.1%
Alibaba Group Holding, Ltd., ADR (B)	21,600	1,447,848
Bank of China, Ltd., Class H	9,080,000	3,555,463
China Cinda Asset Management Co., Ltd., Class H	1,835,000	577,406
China Communications Construction Co., Ltd., Class H	528,000	471,638
China Construction Bank Corp., Class H	7,548,000	4,627,499
China Eastern Airlines Corp, Ltd., Class H (B) (C)	1,604,000	785,238
China Everbright Bank Co., Ltd., Class H	1,961,000	926,320
China Life Insurance Co., Ltd., Class H	760,000	1,846,520
China Merchants Bank Co., Ltd., Class H	184,500	358,645
China Petroleum & Chemical Corp., ADR	17,923	1,009,244
Datang International Power Generation Co., Ltd., Class H	3,460,000	915,384
Dongfeng Motor Group Co., Ltd., Class H	3,088,000	3,688,186
Haitong Securities Co., Ltd., Class H	270,000	411,885
Huadian Power International Corp., Ltd., Class H	560,000	335,493
Industrial & Commercial Bank of China, Ltd., Class H	5,567,000	2,897,294
KWG Property Holding, Ltd.	2,092,500	1,345,474
NetEase, Inc., ADR	31,000	4,840,340
New Oriental Education & Technology Group, Inc., ADR	27,900	876,339
PICC Property & Casualty Co., Ltd., Class H	1,364,000	2,333,197
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	342,500	667,084
Sihuan Pharmaceutical Holdings Group, Ltd. (D) (E) (F)	1,131,000	639,134
Sinopec Shanghai Petrochemical Co., Ltd., Class H (B)	1,992,000	810,319
Sinopharm Group Co., Ltd., Class H	588,400	2,090,057
Sinotrans, Ltd., Class H	1,094,000	501,833
Tencent Holdings, Ltd.	79,700	1,497,299
Tianneng Power International, Ltd. (B)	678,000	508,720

		39,963,859

Colombia - 0.2%
Bancolombia SA, ADR	15,700	463,150

Hong Kong - 5.7%
China High Speed Transmission Equipment Group Co., Ltd. (B)	699,000	535,591
China Mobile, Ltd.	590,000	6,503,349
China Overseas Land & Investment, Ltd.	498,000	1,458,207

	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
China Unicom Hong Kong, Ltd., ADR	94,400	$ 1,046,896
Kingboard Chemical Holdings, Ltd.	624,800	960,777
Shimao Property Holdings, Ltd.	582,000	826,609

		11,331,429

India - 6.2%
HDFC Bank, Ltd., ADR	34,661	2,091,098
ICICI Bank, Ltd., ADR	130,800	869,820
Infosys, Ltd., ADR	234,440	4,198,820
State Bank of India, GDR	29,111	784,982
Tata Motors, Ltd., Series V, ADR (B) (C)	141,335	3,530,548
Wipro, Ltd., ADR (C)	70,951	831,546

		12,306,814

Indonesia - 0.4%
Adaro Energy Tbk PT	7,189,600	277,597
Bank Central Asia Tbk PT	556,000	533,116

		810,713

Korea, Republic of - 16.5%
CJ CheilJedang Corp.	2,335	803,828
Daelim Industrial Co., Ltd. (B)	23,220	1,528,879
Hana Financial Group, Inc.	56,683	1,020,053
Hankook Tire Co., Ltd. (B)	10,764	419,775
Hyosung Corp. (B)	13,371	1,224,580
Hyundai Development Co-Engineering & Construction (B)	28,470	1,081,958
Hyundai Mobis Co., Ltd. (B)	4,989	1,083,865
Hyundai Motor Co.	19,138	2,145,993
Industrial Bank of Korea (B)	96,660	935,227
KB Financial Group, Inc.	65,129	1,665,988
Kia Motors Corp.	86,495	3,284,032
Korea Electric Power Corp. (B)	90,134	3,956,725
KT&G Corp.	14,171	1,223,370
LG Household & Health Care, Ltd.	3,303	2,753,437
LG Uplus Corp.	272,456	2,209,679
Lotte Chemical Corp.	6,731	1,565,486
Samsung Electronics Co., Ltd.	4,382	4,239,376
SK Holdings Co., Ltd.	3,883	767,994
SK Hynixm, Inc.	37,183	858,221

		32,768,466

Malaysia - 1.7%
Genting Malaysia Bhd, Class B	453,600	489,596
IHH Healthcare Bhd, Class A	614,600	971,777
MISC Bhd	329,200	697,056
Tenaga Nasional Bhd	338,100	1,109,192

		3,267,621

Mexico - 5.7%
America Movil SAB de CV, Class L, ADR (C)	191,600	2,709,224
Fomento Economico Mexicano SAB de CV, ADR	19,400	1,839,508
Gruma SAB de CV, Class B	227,600	3,430,736
Grupo Financiero Banorte SAB de CV, Class O	132,200	688,779
Grupo Lala SAB de CV	272,153	644,906
Grupo Mexico SAB de CV, Series B	385,900	748,492
Grupo Televisa SAB, ADR	33,900	897,672
OHL Mexico SAB de CV (B)	383,700	359,420

		11,318,737

Peru - 1.3%
Credicorp, Ltd.	24,505	2,483,827

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2016 Form N-Q

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Poland - 0.3%
KGHM Polska Miedz SA	45,998	$ 651,144

Russian Federation - 2.8%
Gazprom PAO, ADR	665,637	2,404,851
Lukoil PJSC, ADR	32,127	1,092,994
Mobile TeleSystems PJSC, ADR	304,300	2,130,100

		5,627,945

South Africa - 8.4%
Barclays Africa Group, Ltd.	96,728	882,307
FirstRand, Ltd.	434,559	1,232,793
Naspers, Ltd., Class N	36,962	4,671,000
Netcare, Ltd.	1,071,276	2,279,442
Sanlam, Ltd.	215,948	795,190
Sappi, Ltd. (B)	350,334	1,595,812
Sasol, Ltd.	120,567	3,171,700
Standard Bank Group, Ltd.	147,086	1,047,250
Woolworths Holdings, Ltd.	168,077	994,472

		16,669,966

Taiwan - 16.0%
Catcher Technology Co., Ltd.	248,000	1,845,195
China Life Insurance Co., Ltd.	1,154,100	819,690
Chunghwa Telecom Co., Ltd.	830,000	2,571,575
Compal Electronics, Inc.	950,000	553,233
E Ink Holdings, Inc. (B)	924,000	400,950
Eclat Textile Co., Ltd.	33,000	470,223
FLEXium Interconnect, Inc.	407,852	982,804
Foxconn Technology Co., Ltd.	449,060	869,914
Highwealth Construction Corp.	1,138,230	1,057,015
Hon Hai Precision Industry Co., Ltd.	1,603,300	3,771,930
Nan Ya Plastics Corp.	1,307,800	2,288,581
Pegatron Corp.	2,060,000	4,707,454
PharmaEngine, Inc.	135,000	938,718
Primax Electronics, Ltd.	334,000	386,094
Taishin Financial Holding Co., Ltd.	1,273,000	413,670
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	333,500	7,453,725
TPK Holding Co., Ltd.	284,000	587,241
Uni-President Enterprises Corp.	976,800	1,633,444

		31,751,456

Thailand - 0.5%
Bangkok Expressway & Metro PCL (B)	3,577,354	535,615
PTT Global Chemical PCL	344,500	518,208

		1,053,823

Turkey - 3.4%
BIM Birlesik Magazalar AS	28,401	480,673
Tupras Turkiye Petrol Rafinerileri AS (B)	34,169	868,566
Turk Hava Yollari AO (B)	1,605,825	3,987,626
Turkiye Is Bankasi, Class C	943,714	1,481,980

		6,818,845

Total Common Stocks (Cost $228,652,391)		192,323,967

PREFERRED STOCK - 1.0%
Brazil - 1.0%
Suzano Papel e Celulose SA
Class A, 1.83% (A) (G)	491,200	1,959,271

Total Preferred Stock (Cost $2,244,403)		1,959,271

	Shares	Value
SECURITIES LENDING COLLATERAL - 3.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.45% (G)	7,224,313	$ 7,224,313

Total Securities Lending Collateral (Cost $7,224,313)		7,224,313

	Principal	Value
REPURCHASE AGREEMENT - 2.2%
State Street Bank & Trust Co. 0.03% (G), dated 01/29/2016, to be repurchased at $4,399,737 on 02/01/2016. Collateralized by a U.S. Government Obligation, 1.88%, due 08/31/2017, and with a value of $4,489,500.	$ 4,399,726	4,399,726

Total Repurchase Agreement (Cost $4,399,726)		4,399,726

Total Investments (Cost $242,520,833) (H)		205,907,277
Net Other Assets (Liabilities) - (3.6)%		(7,100,270)

Net Assets - 100.0%		$ 198,807,007

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2016 Form N-Q

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	14.5%	$29,845,707
Automobiles	6.1	12,648,759
Technology Hardware, Storage & Peripherals	6.1	12,601,266
Wireless Telecommunication Services	5.5	11,342,673
Food Products	5.4	11,025,323
Oil, Gas & Consumable Fuels	4.3	8,824,952
Semiconductors & Semiconductor Equipment	4.0	8,311,946
Internet Software & Services	3.8	7,785,487
Electronic Equipment, Instruments & Components	3.3	6,703,702
Insurance	3.3	6,696,580
Chemicals	3.1	6,407,174
Electric Utilities	3.1	6,329,805
Health Care Providers & Services	2.9	6,008,360
Diversified Telecommunication Services	2.8	5,828,150
Paper & Forest Products	2.8	5,747,872
Media	2.7	5,568,672
IT Services	2.4	5,030,366
Airlines	2.3	4,772,864
Real Estate Management & Development	2.3	4,687,305
Beverages	1.9	3,841,992
Construction & Engineering	1.5	3,082,475
Household Products	1.3	2,753,437
Aerospace & Defense	1.0	2,043,380
Auto Components	1.0	2,012,360
Metals & Mining	0.7	1,399,636
Independent Power and Renewable Electricity Producers	0.6	1,250,877
Diversified Financial Services	0.6	1,232,793
Tobacco	0.6	1,223,370
Multiline Retail	0.5	994,472
Capital Markets	0.5	989,291
Biotechnology	0.5	938,718
Transportation Infrastructure	0.4	895,035
Diversified Consumer Services	0.4	876,339
Industrial Conglomerates	0.4	767,994
Marine	0.3	697,056
Pharmaceuticals	0.3	639,134
Electrical Equipment	0.3	535,591
Air Freight & Logistics	0.2	501,833
Hotels, Restaurants & Leisure	0.2	489,596
Food & Staples Retailing	0.2	480,673
Textiles, Apparel & Luxury Goods	0.2	470,223

Investments, at Value	94.3	194,283,238
Short-Term Investments	5.7	11,624,039

Total Investments	100.0%	$205,907,277

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2016 Form N-Q

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (J)	Value at January 31, 2016
ASSETS
Investments
Common Stocks	$50,771,496	$140,913,337	$639,134	$192,323,967
Preferred Stock	—	1,959,271	—	1,959,271
Securities Lending Collateral	7,224,313	—	—	7,224,313
Repurchase Agreement	—	4,399,726	—	4,399,726

Total Investments	$57,995,809	$147,272,334	$639,134	$205,907,277

Transfers (I)

Investments	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Common Stocks (A)	$8,856,714	$—	$—	$—
Preferred Stock (A)	1,959,271	—	—	—

Total	$10,815,985	$—	$—	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Transferred from Level 1 to 2 due to the application of fair value factors to the quotation from the primary market to reflect events that occurred after the close of the primary market at January 31, 2016.

(B)	Non-income producing security.
(C)

All or a portion of the security is on loan. The total value of all securities on loan is $6,987,688. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $639,134, representing 0.3% of the Fund’s net assets.
(E)	Security is Level 3 of the fair value hierarchy.
(F)	Illiquid security. Total aggregate value of illiquid securities is $639,134, representing 0.3% of the Fund’s net assets.
(G)	Rate disclosed reflects the yield at January 31, 2016.
(H)

Aggregate cost for federal income tax purposes is $242,520,833. Aggregate gross unrealized appreciation and depreciation for all securities is $7,967,250 and $44,580,806, respectively. Net unrealized depreciation for tax purposes is $36,613,556.

(I)

The Fund recognizes transfers between Levels at the end of the reporting period. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(J)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2016 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 97.4%
Alabama - 0.5%
Alabama State University, Revenue Bonds
AGC
4.25%, 05/01/2021	$ 25,000	$ 26,743
AltaPointe Health Systems, Inc., Special Tax
Series A, NATL
3.00%, 05/01/2017 - 05/01/2018	305,000	311,322
County of Jefferson, Revenue Bonds
Series A, AGM, CR
5.25%, 01/01/2023	300,000	302,940
5.50%, 01/01/2022	85,000	85,833
Industrial Development Board of the City of Mobile, Revenue Bonds
1.63%, 07/15/2034 (A)	2,225,000	2,244,780

		2,971,618

Alaska - 0.1%
Alaska Housing Finance Corp., Revenue Bonds
Series D
5.00%, 12/01/2025	250,000	309,525
City of Valdez, Revenue Bonds
Series C
5.00%, 01/01/2021	50,000	57,555

		367,080

Arizona - 0.5%
Arizona Board of Regents, Certificate of Participation
Series A
5.00%, 06/01/2019	150,000	169,062
Arizona State University, Revenue Bonds
Series A
4.00%, 07/01/2016	60,000	60,952
City of Phoenix, General Obligation Limited
Series C
4.00%, 07/01/2016	60,000	60,962
County of Pima, Certificate of Participation
5.00%, 12/01/2026	35,000	41,957
County of Pima Sewer System Revenue, Revenue Bonds
Series A
5.00%, 07/01/2019	25,000	28,383
Industrial Development Authority of the City of Phoenix, Revenue Bonds
7.63%, 07/01/2044	100,000	115,862
Maricopa County Elementary School District No. 14, General Obligation Unlimited
Series B
2.00%, 07/01/2016	65,000	65,413
Maricopa County Elementary School District No. 25, General Obligation Unlimited
Series A, BAM
4.00%, 07/01/2024	135,000	156,968
Maricopa County Industrial Development Authority, Revenue Bonds
Series A
5.00%, 01/01/2034	725,000	811,362

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Arizona (continued)
Maricopa County Unified School District No. 89, General Obligation Limited
5.00%, 07/01/2023	$ 40,000	$ 48,950
Pima County Unified School District No. 10, General Obligation Unlimited
Series D
2.00%, 07/01/2016	60,000	60,392
Pinal County Electrical District No. 4, Revenue Bonds
AGM
5.00%, 12/01/2022 - 12/01/2025	605,000	736,877
Yavapai County Elementary School District No. 6, General Obligation Unlimited
Series A, BAM
4.00%, 07/01/2026	660,000	763,343

		3,120,483

California - 10.9%
Alameda County Joint Powers Authority, Revenue Bonds
Series A
5.00%, 12/01/2031	2,500,000	2,975,650
Avalon Community Improvement Agency Successor Agency, Tax Allocation
Series A, AGM
5.00%, 09/01/2024 - 09/01/2026	2,160,000	2,645,321
Banning Unified School District, General Obligation Unlimited
AGM
3.25%, 08/01/2027	40,000	42,822
Brisbane/Guadalupe Valley Municipal Improvement District Financing Authority, Revenue Bonds
5.00%, 09/01/2025	140,000	176,512
Calexico Financing Authority, Revenue Bonds
AGM
4.00%, 04/01/2024	715,000	814,928
California City Redevelopment Agency Successor Agency, Tax Allocation
AGM
3.25%, 09/01/2026	180,000	192,269
California Health Facilities Financing Authority, Revenue Bonds
5.00%, 07/01/2034	200,000	206,498
Series D
5.00%, 08/15/2022	25,000	30,566
California Municipal Finance Authority, Revenue Bonds
4.00%, 07/01/2019 (B) (C)	345,000	354,888
4.38%, 07/01/2025 (B) (C)	750,000	777,547
Series A
3.50%, 10/01/2020	430,000	433,651
California School Finance Authority, Revenue Bonds
Series A
3.00%, 07/01/2017 - 07/01/2018 (B)	1,450,000	1,466,061
4.00%, 08/01/2025 (B) (C)	475,000	495,624
California Statewide Communities Development Authority, Revenue Bonds
1.90%, 04/01/2028 (A)	75,000	77,021
AGM
5.00%, 10/01/2026	520,000	630,708
City of Escondido, Special Tax
Series E, BAM
5.00%, 09/01/2027	620,000	752,785

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2016 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
City of Lathrop, Special Assessment
3.00%, 09/02/2018 - 09/02/2020	$ 775,000	$ 801,626
4.00%, 09/02/2021 - 09/02/2022	315,000	339,281
City of Rocklin, Special Tax
3.00%, 09/01/2018	805,000	836,500
4.00%, 09/01/2022	925,000	1,013,291
City of San Buenaventura Wastewater Revenue, Revenue Bonds
Series B
4.00%, 01/01/2023	40,000	45,234
City of Visalia, Certificate of Participation
AGM
5.00%, 12/01/2024	360,000	447,059
Coachella Redevelopment Agency Successor Agency, Tax Allocation
AGM
5.00%, 09/01/2026	70,000	84,753
Colton Public Financing Authority, Revenue Bonds
Series A, AMBAC
5.00%, 04/01/2016	200,000	201,514
Columbia Elementary School District, General Obligation Unlimited
BAM
4.00%, 08/01/2025	60,000	69,237
Compton Community College District, General Obligation Unlimited
BAM
5.00%, 07/01/2024	605,000	754,598
County of El Dorado, Special Tax
BAM
3.00%, 09/01/2025 - 09/01/2026	1,595,000	1,660,899
3.13%, 09/01/2027	880,000	912,366
5.00%, 09/01/2021 - 09/01/2024	3,210,000	3,893,852
Davis Joint Unified School District, Certificate of Participation
BAM
4.00%, 08/01/2024	95,000	110,438
Dry Creek Joint Elementary School District, Special Tax
AGM
5.00%, 09/01/2024	190,000	234,040
Etiwanda School District, Special Tax
2.00%, 09/01/2018 - 09/01/2020	100,000	101,700
3.00%, 09/01/2021 - 09/01/2022	185,000	191,324
3.50%, 09/01/2023	75,000	77,661
Fairfield-Suisun Unified School District Financing Corp., Special Tax
BAM
2.00%, 08/15/2018 - 08/15/2020	8,140,000	8,309,582
2.25%, 08/15/2021 - 08/15/2023	7,695,000	7,831,636
Fontana Unified School District, General Obligation Unlimited
4.00%, 08/01/2024	150,000	171,411
Golden State Tobacco Securitization Corp., Revenue Bonds
Series A-1
4.50%, 06/01/2017 - 06/01/2027	6,480,000	6,498,604
Grant Joint Union High School District, General Obligation Unlimited
AGM
4.38%, 08/01/2031	200,000	200,324
Hacienda La Puente Unified School District, Certificate of Participation
AGM
5.00%, 06/01/2024	250,000	312,562

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Imperial Irrigation District Electric System Revenue, Revenue Bonds
4.25%, 11/01/2016	$ 100,000	$ 102,952
Industry Public Facilities Authority, Tax Allocation
Series A, AGM
5.00%, 01/01/2017	495,000	513,830
Kern Community College District, Certificate of Participation
BAM
5.00%, 06/01/2027	1,020,000	1,263,719
La Quinta Redevelopment Agency Successor Agency, Tax Allocation
Series A
5.00%, 09/01/2021	35,000	42,021
Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency, Tax Allocation
Series E, AGM
5.00%, 12/01/2022	490,000	591,886
Menifee Union School District Public Financing Authority, Special Tax
4.00%, 09/01/2019 (D)	480,000	520,483
5.00%, 09/01/2023 (D)	425,000	503,004
BAM
3.00%, 09/01/2031 (D)	565,000	556,971
5.00%, 09/01/2029 - 09/01/2035 (D)	4,040,000	4,693,119
Oakdale Public Financing Authority, Special Tax
2.38%, 09/01/2021	240,000	240,667
2.63%, 09/01/2022	110,000	110,580
3.00%, 09/01/2023 - 09/01/2024	415,000	418,389
Oxnard Union High School District, General Obligation Unlimited
4.00%, 08/01/2020	25,000	28,239
Panama-Buena Vista Union School District, Certificate of Participation
BAM
4.00%, 09/01/2018	425,000	456,518
5.00%, 09/01/2024	265,000	323,390
Panama-Buena Vista Union School District, General Obligation Unlimited
Series B, BAM
5.00%, 08/01/2027	210,000	258,989
Pittsburg Successor Agency Redevelopment Agency, Tax Allocation
AGM
5.00%, 09/01/2022 (D)	425,000	512,074
Ramona Unified School District Community Facilities District No. 92-1, Certificate Participation
BAM
4.00%, 05/01/2027	175,000	196,261
Riverside County Community Facilities Districts, Special Tax
3.00%, 09/01/2018	195,000	200,741
Riverside County Redevelopment Successor Agency, Tax Allocation
Series C, AGM
5.00%, 10/01/2022	515,000	618,968
Riverside Redevelopment Agency Successor Agency, Tax Allocation
Series A
5.00%, 09/01/2020 - 09/01/2026	245,000	293,056

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2016 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Sacramento Area Flood Control Agency, Special Assessment
BAM
5.00%, 12/01/2037	$ 850,000	$ 896,359
Salinas Union High School District, General Obligation Unlimited
Zero Coupon, 08/01/2020	2,300,000	2,120,025
San Bernardino Community College District, General Obligation Unlimited
Series D
Zero Coupon, 08/01/2023	220,000	185,247
San Bernardino County Redevelopment Agency Successor Agency, Tax Allocation
AGM
5.00%, 09/01/2025 - 09/01/2028 (D)	1,235,000	1,492,791
San Gorgonio Memorial Health Care District, General Obligation Unlimited
5.00%, 08/01/2024	135,000	165,389
San Leandro Redevelopment Agency Successor Agency, Tax Allocation
5.00%, 09/01/2027	310,000	372,924
San Marcos Redevelopment Agency Successor Agency, Tax Allocation
Series A
5.00%, 10/01/2024	35,000	43,891
Santa Rosa City Schools, Certificate of Participation
AGM
3.38%, 06/01/2031	100,000	102,147
Santa Rosa Redevelopment Agency Successor Agency, Tax Allocation
Series A, BAM
5.00%, 08/01/2028	2,000,000	2,429,660
Snowline Joint Unified School District, Special Tax
Series A
3.00%, 09/01/2021 - 09/01/2022	535,000	569,800
South Tahoe Redevelopment Agency, Special Tax
3.13%, 10/01/2020	75,000	77,372
3.38%, 10/01/2021	110,000	113,482
3.50%, 10/01/2022	80,000	82,531
Stockton Public Financing Authority, Revenue Bonds
BAM
5.00%, 09/01/2019	230,000	261,563
Series A, NATL
5.00%, 10/01/2031	20,000	20,065
Stockton Unified School District, General Obligation Unlimited
AGM
5.00%, 07/01/2021	75,000	89,765
Series A, BAM
5.00%, 08/01/2024	100,000	124,953
Successor Agency to the Upland Community Redevelopment Agency, Tax Allocation
AGM
5.00%, 09/01/2022	50,000	60,013
Twin Rivers Unified School District, Certificate of Participation
AGM
3.20%, 06/01/2027 (A)	145,000	145,229
Vacaville Unified School District, Certificate of Participation
AGM

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Vacaville Unified School District, Certificate of Participation (continued)
3.00%, 12/01/2022	$ 155,000	$ 167,174
4.00%, 12/01/2023 - 12/01/2025	865,000	992,763
Vallejo City Unified School District, Special Tax
AGM
5.00%, 09/01/2019	100,000	100,341
Washington Unified School District, General Obligation Unlimited
AGM
4.00%, 08/01/2024	110,000	128,722
West Hill Community College District, General Obligation Unlimited
Series C, BAM
5.00%, 08/01/2021 - 08/01/2026	810,000	994,263

		71,354,669

Colorado - 0.6%
Beacon Point Metropolitan District, General Obligation Unlimited
AGM
4.00%, 12/01/2021 - 12/01/2023	240,000	270,307
City of Longmont, Certificate of Participation
Series A
5.00%, 12/01/2024	100,000	122,068
Colorado Educational & Cultural Facilities Authority, Revenue Bonds
Series A
3.00%, 12/01/2020	395,000	418,779
Series C
2.00%, 12/15/2017 (B)	500,000	498,530
Colorado Higher Education, Certificate of Participation
Series A
5.00%, 11/01/2026	50,000	63,800
Denver City & County School District No. 1, General Obligation Unlimited
Series G
5.00%, 12/01/2016	80,000	83,092
El Paso County School District No. 49, Certificate of Participation
5.00%, 12/15/2019	1,130,000	1,291,059
Thornton Development Authority, Tax Allocation
4.00%, 12/01/2019 - 12/01/2021	520,000	576,041
5.00%, 12/01/2022	450,000	543,060

		3,866,736

Connecticut - 0.7%
City of Bridgeport, General Obligation Unlimited
Series A
5.00%, 02/15/2016	295,000	295,637
City of Hartford, General Obligation Unlimited
Series A, AGM
5.00%, 07/01/2025 - 07/01/2026	810,000	987,918
Series C, AGM
5.00%, 07/15/2023	1,400,000	1,693,524
City of New Britain, General Obligation Unlimited
AGM
5.00%, 04/15/2020	100,000	116,645
Connecticut State Health & Educational Facility Authority, Revenue Bonds
Series A

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2016 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Connecticut (continued)
Connecticut State Health & Educational Facility Authority, Revenue Bonds (continued)
0.80%, 07/01/2048 (A)	$ 30,000	$ 30,017
Series B, AGC
5.50%, 07/01/2032	250,000	250,492
Mohegan Tribe of Indians of Connecticut, Revenue Bonds
Series C
4.75%, 02/01/2020 (B) (C)	1,250,000	1,254,562
State of Connecticut, General Obligation Unlimited
Series E
5.00%, 08/15/2021	25,000	29,822
Town of Windham, General Obligation Unlimited
NATL
5.00%, 06/15/2016	50,000	50,896
University of Connecticut, Revenue Bonds
Series A
5.00%, 11/15/2023	25,000	28,538

		4,738,051

Delaware - 0.1%
Delaware State Economic Development Authority, Revenue Bonds
4.63%, 09/01/2034	545,000	569,939
AGM
5.00%, 10/01/2026	250,000	303,005

		872,944

District of Columbia - 0.0% (E)
District of Columbia, Revenue Bonds
Series C
4.00%, 12/01/2021	25,000	28,920
District of Columbia Water & Sewer Authority, Revenue Bonds
Series A
5.00%, 10/01/2023	25,000	30,723
Metropolitan Washington Airports Authority, Revenue Bonds
Series A
5.00%, 10/01/2020	25,000	29,350
Series C
5.00%, 10/01/2019	55,000	62,847

		151,840

Florida - 3.0%
Cape Coral Health Facilities Authority, Revenue Bonds
4.00%, 07/01/2020 (B)	360,000	364,212
4.25%, 07/01/2021 (B)	435,000	441,090
Capital Trust Agency, Inc., Revenue Bonds
Series A
4.50%, 07/01/2034	2,355,000	2,398,426
Citizens Property Insurance Corp., Revenue Bonds
Series A-1, AGM
4.00%, 06/01/2018	135,000	144,408
5.00%, 06/01/2016	25,000	25,400
City of Fernandina Beach, Revenue Bonds
Series A
5.00%, 09/01/2019	30,000	33,939
City of Gulf Breeze, Revenue Bonds
Series L
3.10%, 12/01/2020	100,000	107,686
City of North Port, Special Assessment
BAM
5.00%, 07/01/2020	340,000	393,332

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
City of Pompano Beach, Revenue Bonds
4.00%, 09/01/2019 - 09/01/2020	$ 405,000	$ 441,536
City of Riviera Beach, Revenue Bonds
BAM
3.00%, 10/01/2022	125,000	137,090
City of Tampa, Revenue Bonds
5.00%, 09/01/2019	40,000	45,283
Series A
5.00%, 11/15/2025	25,000	29,658
Columbia County School Board, Certificate of Participation
Series A, BAM
5.00%, 07/01/2026	800,000	964,728
Emerald Coast Utilities Authority, Revenue Bonds
BAM
4.00%, 01/01/2017	295,000	304,266
Flagler County School District, Certificate of Participation
Series A, AGM
5.00%, 08/01/2018	25,000	27,378
Florida Department of Environmental Protection, Revenue Bonds
Series A
5.00%, 07/01/2022	55,000	67,140
Florida Department of Management Services, Certificate of Participation
Series A
5.00%, 08/01/2019	35,000	38,958
Florida Governmental Utility Authority, Revenue Bonds
AGM
4.00%, 10/01/2018	125,000	134,329
Florida Housing Finance Corp., Revenue Bonds
Series 1, GNMA, FNMA, FHLMC
3.45%, 07/01/2030	910,000	942,196
3.75%, 07/01/2035	5,200,000	5,343,000
Series A, GNMA, FNMA, FHLMC
2.00%, 07/01/2021	325,000	331,045
2.25%, 07/01/2022	315,000	328,926
Florida Municipal Power Agency, Revenue Bonds
Series A
5.00%, 10/01/2018	25,000	27,634
Florida’s Turnpike Enterprise, Revenue Bonds
Series A
5.00%, 07/01/2024	25,000	26,795
Greater Orlando Aviation Authority, Revenue Bonds
Series A
3.60%, 10/01/2018	40,000	42,555
Lee County School Board, Certificate of Participation
Series B
3.00%, 08/01/2016	100,000	101,297
Miami Beach Health Facilities Authority, Revenue Bonds
4.25%, 11/15/2034	115,000	117,052
Miami-Dade County Industrial Development Authority, Revenue Bonds
1.50%, 10/01/2018	500,000	505,305
5.00%, 09/15/2034 (F)	130,000	136,591

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2016 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Northern Palm Beach County Improvement District, Special Assessment
AGM
5.00%, 08/01/2021 - 08/01/2024	$ 1,095,000	$ 1,313,903
Orange County Housing Finance Authority, Revenue Bonds
Series A, GNMA, FNMA, FHLMC
1.55%, 03/01/2019	100,000	100,978
1.65%, 09/01/2019	100,000	101,575
School Board of Miami-Dade County, Certificate of Participation
Series B, AGC
4.00%, 05/01/2018	25,000	26,538
South Florida Water Management District, Certificate of Participation
5.00%, 10/01/2025 - 10/01/2027 (D)	750,000	934,139
Sumter County Industrial Development Authority, Revenue Bonds
Series A
5.13%, 07/01/2034	150,000	169,838
Tampa Bay Water, Revenue Bonds
NATL
5.50%, 10/01/2024	25,000	32,723
Tradition Community Development District No. 1, Special Assessment
AGM
4.00%, 05/01/2023	525,000	591,307
Volusia County School Board, Certificate of Participation
Series A, BAM
5.00%, 08/01/2027 - 08/01/2028 (D)	780,000	956,300
Walton County District School Board, Certificate of Participation
AGM
5.00%, 07/01/2020 - 07/01/2026	1,395,000	1,641,587

		19,870,143

Georgia - 0.7%
Burke County Development Authority, Revenue Bonds
Series C
1.30%, 01/01/2052 (A)	1,515,000	1,521,742
City of Atlanta Department of Aviation, Revenue Bonds
Series C
5.00%, 01/01/2020	40,000	45,889
City of Dahlonega Water & Sewer Revenue, Revenue Bonds
AGM
4.00%, 09/01/2021	150,000	169,912
5.00%, 09/01/2022	400,000	482,216
City of East Point, Tax Allocation
3.00%, 08/01/2022	1,000,000	1,023,550
Fulton County Development Authority, Revenue Bonds
Series B
5.00%, 03/15/2016	250,000	251,527
Georgia Higher Education Facilities Authority, Revenue Bonds
AGC
5.00%, 06/15/2029	80,000	93,645
Monroe County Development Authority, Revenue Bonds
2.35%, 10/01/2048 (A)	1,000,000	1,024,780

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Georgia (continued)
Municipal Electric Authority of Georgia, Revenue Bonds
Series B
4.00%, 01/01/2017	$ 100,000	$ 103,235
5.00%, 01/01/2020	75,000	86,198

		4,802,694

Guam - 0.0% (E)
Guam Government Waterworks Authority, Revenue Bonds
4.50%, 07/01/2018	85,000	90,959

Idaho - 0.1%
Idaho Housing & Finance Association, Revenue Bonds
Series A
5.00%, 06/01/2035 (C) (F)	495,000	511,766

Illinois - 19.9%
Campton Township, General Obligation Unlimited
2.00%, 12/15/2018	50,000	50,785
Carol Stream Park District, General Obligation Unlimited
BAM
2.50%, 01/01/2021 - 01/01/2022 (D)	225,000	229,455
5.00%, 01/01/2037 (D)	2,500,000	2,825,625
Central Lake County Joint Action Water Agency, Revenue Bonds
4.00%, 05/01/2019	60,000	65,738
XLCA
4.13%, 05/01/2029	340,000	341,159
Champaign Coles Et Al Counties Community College District No. 505, General Obligation Unlimited
Series B
3.00%, 12/01/2016	80,000	81,503
Chicago Board of Education, General Obligation Unlimited
Series A, AGM, CR, AMBAC
5.50%, 12/01/2021	430,000	470,760
Series A, AGM, CR, NATL
5.25%, 12/01/2021	100,000	108,177
Series D, AGM
5.00%, 12/01/2022	50,000	51,349
Chicago O’Hare International Airport, Revenue Bonds
Series B
5.00%, 01/01/2021 - 01/01/2027	650,000	775,726
Series D
4.00%, 01/01/2035	5,265,000	5,487,288
Chicago Park District, General Obligation Limited
Series B
4.00%, 01/01/2017 - 01/01/2019	50,000	52,169
5.00%, 01/01/2021 - 01/01/2022	270,000	305,679
Chicago Transit Authority, Revenue Bonds
Series A, AGC
5.00%, 06/01/2021	530,000	573,147
City of Berwyn, General Obligation Unlimited
Series A, AGM
4.00%, 12/01/2018	250,000	266,187
City of Burbank, General Obligation Unlimited
BAM-TCRS
3.70%, 12/01/2018	500,000	530,810

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2016 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
City of Calumet City, General Obligation Unlimited
BAM
4.00%, 03/01/2022 (D)	$ 2,095,000	$ 2,304,228
City of Chicago, General Obligation Unlimited
AGM
5.00%, 01/01/2023 - 01/01/2025	3,120,000	3,131,101
Series A, AGM
4.75%, 01/01/2030	100,000	100,084
5.00%, 01/01/2026	110,000	118,503
5.50%, 01/01/2018	25,000	26,307
Series C
5.00%, 01/01/2026 - 01/01/2027	3,000,000	3,067,430
City of Chicago, Revenue Bonds
AGM
5.00%, 01/01/2019 - 01/01/2026	425,000	431,180
City of Chicago Motor Fuel Tax Revenue, Revenue Bonds
5.00%, 01/01/2018	200,000	208,480
City of Chicago Wastewater Transmission Revenue, Revenue Bonds
3.00%, 01/01/2017	25,000	25,418
5.00%, 01/01/2018	150,000	159,851
AGM, CR
3.00%, 01/01/2021	750,000	781,402
5.00%, 01/01/2022	600,000	687,774
BAM-TCRS
3.00%, 01/01/2021	610,000	639,914
City of Chicago Waterworks Revenue, Revenue Bonds
3.00%, 11/01/2019	125,000	128,658
4.00%, 11/01/2023	500,000	544,115
5.00%, 11/01/2028	485,000	541,163
AGM
4.25%, 11/01/2018	200,000	212,462
AMBAC
5.00%, 11/01/2021	50,000	51,387
City of Evanston, General Obligation Unlimited
Series C
4.00%, 12/01/2018	50,000	53,567
City of Flora, General Obligation Unlimited
BAM
3.50%, 11/01/2022 - 11/01/2024	660,000	700,217
City of Highland, General Obligation Unlimited
Series B
2.00%, 01/01/2017	50,000	50,564
City of Loves Park, General Obligation Unlimited
AMBAC
4.05%, 12/15/2018	40,000	41,268
City of Monmouth, General Obligation Unlimited
Series B, BAM
3.00%, 12/01/2023 - 12/01/2024	500,000	522,721
City of North Chicago, General Obligation Unlimited
Series A, AGM
4.00%, 11/01/2020	160,000	177,253
Series B, AGM
3.00%, 11/01/2017	100,000	103,773
4.00%, 11/01/2023	40,000	45,040

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
City of Princeton, General Obligation Unlimited
Series E
2.50%, 12/01/2019	$ 40,000	$ 41,466
City of Rochelle Electric System Revenue, Revenue Bonds
AGM
3.00%, 05/01/2019	410,000	429,602
4.00%, 05/01/2021	300,000	331,050
City of Sparta, General Obligation Unlimited
4.00%, 05/01/2036	315,000	332,709
City of Sterling, General Obligation Unlimited
3.00%, 11/01/2018	25,000	26,082
Coles Cumberland Moultrie Etc. Counties Community Unit School District No. 2, Revenue Bonds
3.35%, 12/01/2017	130,000	134,495
Cook & Will Counties Community College District No. 515, General Obligation Limited
2.00%, 12/01/2018	555,000	568,575
5.00%, 12/01/2024	70,000	86,295
Cook County Community College District No. 508, General Obligation Unlimited
5.00%, 12/01/2018 - 12/01/2022	1,020,000	1,172,951
Cook County Community College District No. 524, General Obligation Unlimited
3.00%, 12/01/2025 - 12/01/2026	7,020,000	7,284,484
Series B, NATL
4.50%, 12/01/2016	25,000	25,847
Cook County Forest Preserve District, General Obligation Unlimited
Series A
5.00%, 11/15/2021	95,000	109,255
Cook County High School District No. 201, General Obligation Limited
Series B, AMBAC
Zero Coupon, 12/01/2019	100,000	89,096
Series C, AGM
Zero Coupon, 12/01/2024	100,000	76,558
Cook County High School District No. 205, General Obligation Limited
AGC
5.50%, 12/01/2019	100,000	111,994
Cook County High School District No. 220, General Obligation Limited
AGM, CR
5.00%, 12/01/2025	825,000	966,958
BAM-TCRS
5.00%, 12/01/2026	1,545,000	1,782,003
Cook County Sales Tax Revenue, Revenue Bonds
4.00%, 11/15/2019	300,000	331,476
Cook County School District No. 100, General Obligation Unlimited
BAM
4.00%, 12/01/2021	430,000	478,414
Cook County School District No. 102, Revenue Bonds
2.63%, 01/15/2018	200,000	205,976
Cook County School District No. 109, General Obligation Limited
3.00%, 12/01/2016	310,000	315,974
4.00%, 12/01/2018	180,000	194,731

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2016 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Cook County School District No. 123, General Obligation Limited
Series B, AGM
4.00%, 12/01/2017	$ 215,000	$ 227,390
Cook County School District No. 149, General Obligation Limited
Series A-1, AGM
4.00%, 12/01/2028	1,580,000	1,648,114
Cook County School District No. 157, General Obligation Unlimited
Series A, AGM
Zero Coupon, 11/01/2021 - 11/01/2025	1,450,000	1,121,476
Cook County School District No. 158, General Obligation Limited
AGM
3.00%, 12/01/2021	485,000	509,400
Cook County School District No. 162, General Obligation Limited
AGM
4.00%, 12/01/2027	250,000	257,457
Cook County School District No. 162, General Obligation Unlimited
NATL
5.00%, 12/01/2023	100,000	100,384
Cook County School District No. 163, General Obligation Limited
Series A, AGM
5.00%, 12/15/2028	70,000	78,751
Cook County School District No. 31, General Obligation Limited
Series A
3.00%, 12/01/2021	290,000	308,867
Cook County School District No. 74, General Obligation Limited
2.50%, 12/01/2016	50,000	50,818
Cook County School District No. 81, General Obligation Unlimited
AGM
4.00%, 12/01/2019	500,000	537,205
Cook County School District No. 87, General Obligation Limited
AGM
4.00%, 12/01/2018	175,000	179,564
Cook County School District No. 99, General Obligation Unlimited
Series A, AGC
5.00%, 12/01/2018	100,000	110,617
County of Cook, General Obligation Unlimited
Series A
4.00%, 11/15/2018	100,000	105,869
Series C
4.25%, 11/15/2019	215,000	232,015
5.00%, 11/15/2020 - 11/15/2021	250,000	275,539
Series D
5.00%, 11/15/2019	25,000	27,753
County of Winnebago, General Obligation Unlimited
Series C
3.00%, 12/30/2018	50,000	52,472

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
DuPage & Will Counties Community School District No. 204, General Obligation Unlimited
Series A
2.50%, 12/30/2019	$ 30,000	$ 31,442
4.00%, 12/30/2016	220,000	226,809
DuPage County Community High School District No. 99, General Obligation Unlimited
5.00%, 12/01/2018	100,000	110,953
DuPage County High School District No. 88, General Obligation Unlimited
AGM
5.00%, 01/01/2027	25,000	25,982
DuPage County School District No. 33, General Obligation Unlimited
Series B
4.00%, 12/01/2026	2,505,000	2,749,388
Governors State University, Certificate of Participation
AGC
4.50%, 01/01/2019	235,000	252,007
Grundy County School District No. 54, General Obligation Unlimited
8.70%, 12/01/2018	140,000	166,956
Henry & Whiteside Counties Community Unit School District No. 228, General Obligation Unlimited
Series A, AGM
5.00%, 08/15/2028	150,000	176,289
Series B, AGM
5.00%, 02/15/2023	165,000	195,042
Illinois Finance Authority, Revenue Bonds
4.13%, 11/01/2036 (A)	100,000	104,239
5.00%, 07/01/2018	25,000	27,476
AGM
Zero Coupon, 01/01/2021	200,000	181,692
5.00%, 05/15/2019	60,000	64,955
Series A
5.00%, 07/01/2020 - 07/01/2035	2,840,000	3,076,728
Series A-1
5.00%, 11/01/2030 (A)	110,000	125,597
Series A-2
5.00%, 11/01/2030 (A)	150,000	171,601
Series B
5.00%, 11/01/2019	40,000	45,218
5.50%, 11/01/2020	80,000	93,391
Series C
5.00%, 05/15/2020 - 08/15/2021	170,000	195,916
Series D
6.25%, 11/01/2028	105,000	120,429
Series L
4.00%, 12/01/2018	95,000	102,558
Illinois Housing Development Authority, Revenue Bonds
Series A-1
2.60%, 01/01/2022	200,000	208,034
3.00%, 02/01/2022	990,000	1,037,678
Illinois Municipal Electric Agency, Revenue Bonds
Series A, NATL
5.25%, 02/01/2026 - 02/01/2028	85,000	89,089
Illinois State Toll Highway Authority, Revenue Bonds
Series A
5.00%, 12/01/2032	2,000,000	2,390,320
Series D
5.00%, 01/01/2024	45,000	55,215

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2016 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Joliet Regional Port District, General Obligation Unlimited
Series A, AGM
4.00%, 12/30/2024	$ 250,000	$ 277,710
Kane Cook & DuPage Counties School District No. U-46, General Obligation Limited
Series A
5.00%, 01/01/2033	1,500,000	1,706,700
Kane Cook & DuPage Counties School District No. U-46, General Obligation Unlimited
Series B, BAM-TCRS, AMBAC
Zero Coupon, 01/01/2021	1,745,000	1,580,638
Series D
5.00%, 01/01/2025 - 01/01/2026	130,000	156,160
Kane County School District No. 129, General Obligation Unlimited
Series C, BAM-TCRS
4.00%, 02/01/2022	1,540,000	1,719,456
5.00%, 02/01/2024 - 02/01/2025	5,200,000	6,243,959
Kane Kendall Etc. Counties Community College District No. 516, General Obligation Unlimited
Series A
5.00%, 12/15/2022	100,000	119,339
Kendall Kane & Will Counties Community Unit School District No. 308, General Obligation Unlimited
5.50%, 02/01/2023	300,000	370,725
Knox & Warren Counties Community Unit School District No. 205, General Obligation Unlimited
3.50%, 01/01/2027	265,000	279,252
Knox County Community Unit School District No. 202, Revenue Bonds
2.50%, 12/01/2016	295,000	299,157
Lake & McHenry Counties Community Unit School District No. 118, General Obligation Unlimited
5.00%, 01/01/2021 - 01/01/2022	185,000	216,516
Lake County Community Unit School District No. 116, General Obligation Limited
Series B
3.00%, 01/15/2023	355,000	379,509
4.00%, 01/15/2022	390,000	440,953
Lake County Special Education District No. 825, Revenue Bonds
Series B
4.00%, 10/01/2018 - 10/01/2019	285,000	307,447
Lincolnshire-Prairie View School District No. 103, Revenue Bonds
Series B
3.00%, 12/01/2018	70,000	73,777
Madison & Jersey Counties Unit School District No. 11, General Obligation Unlimited
AGM
4.00%, 12/01/2023 - 12/01/2024	1,225,000	1,250,286
Madison-Macoupin Counties Community College District No. 536, General Obligation Limited
AGM
4.25%, 11/01/2017	50,000	52,973

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Massac County Hospital District, General Obligation Unlimited
AGC
4.50%, 11/01/2031	$ 250,000	$ 251,075
McHenry & Kane Counties Community Consolidated School District No. 158, General Obligation Unlimited
AGM, CR, FGIC
Zero Coupon, 01/01/2024	1,000,000	804,800
AGM, CR, MBIA
Zero Coupon, 01/01/2023	500,000	417,275
McHenry County Community Unit School District No. 12, General Obligation Unlimited
Series A, AGM
4.25%, 01/01/2029	130,000	137,012
5.00%, 01/01/2023	70,000	82,030
McHenry County Community Unit School District No. 200, General Obligation Unlimited
5.00%, 01/15/2019	65,000	72,539
McHenry County Conservation District, General Obligation Unlimited
5.00%, 02/01/2026	110,000	135,246
McLean County Public Building Commission, Revenue Bonds
4.00%, 12/01/2034	1,245,000	1,319,227
Metropolitan Pier & Exposition Authority, Revenue Bonds
Series A, AGM, CR, FGIC
5.50%, 12/15/2023	55,000	64,184
Series B, NATL
Zero Coupon, 06/15/2023	300,000	337,770
Metropolitan Water Reclamation District of Greater Chicago, General Obligation Limited
Series B
5.00%, 12/01/2017 - 12/01/2019	85,000	95,629
Northeastern Illinois University, Certificate of Participation
AGM
3.00%, 07/01/2019 - 07/01/2023	3,165,000	3,303,537
4.00%, 07/01/2025	565,000	621,302
Northeastern Illinois University, Revenue Bonds
Series 1, BAM
3.00%, 07/01/2020	625,000	661,387
4.00%, 07/01/2021	645,000	719,401
4.00%, 07/01/2022	670,000	751,036
Northern Illinois University, Certificate of Participation
AGM
5.00%, 09/01/2024	205,000	242,240
Northlake Public Library District, General Obligation Unlimited
AGM
3.00%, 12/01/2021	610,000	656,708
Peoria Metropolitan Airport Authority, Revenue Bonds
5.60%, 12/01/2022	35,000	39,254
Railsplitter Tobacco Settlement Authority, Revenue Bonds
5.00%, 06/01/2018 - 06/01/2019	230,000	255,846
5.25%, 06/01/2020 - 06/01/2021	150,000	174,371
5.38%, 06/01/2021	85,000	100,781
6.00%, 06/01/2028	75,000	90,265
6.25%, 06/01/2024	25,000	25,492

The notes are an integral part of this report. Transamerica Funds	Page 8	January 31, 2016 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Regional Transportation Authority, Revenue Bonds
Series A, NATL
5.00%, 07/01/2019	$ 75,000	$ 76,449
5.50%, 07/01/2025	65,000	83,675
Rock Island County School District No. 41, General Obligation Unlimited
AGM
4.55%, 12/01/2026	320,000	329,360
Sangamon County Community Unit School District No. 5, General Obligation Unlimited
Series B
5.00%, 01/01/2023	150,000	178,953
Southern Illinois University, Revenue Bonds
Series A, AGM
5.50%, 04/01/2023	370,000	454,182
Series B, BAM-TCRS
5.00%, 04/01/2021	435,000	501,124
Southwestern Illinois Development Authority, Revenue Bonds
AGC
3.80%, 02/01/2019	130,000	139,595
St. Clair County Community Consolidated School District No. 90, General Obligation Unlimited
AMBAC, BAM-TCRS
Zero Coupon, 12/01/2020	1,370,000	1,230,890
St. Clair County Community Consolidated School District No. 90, Revenue Bonds
AGM
5.00%, 12/01/2029	315,000	358,268
St. Clair County Township High School District No. 203, General Obligation Unlimited
Series A, AMBAC
5.00%, 12/01/2017	35,000	37,431
State of Illinois, General Obligation Unlimited
4.50%, 04/01/2018	100,000	103,004
5.00%, 02/01/2022	100,000	113,640
AGM
3.75%, 01/01/2034	4,000,000	3,933,200
5.00%, 01/01/2019	55,000	60,037
Series A
3.75%, 09/01/2016	25,000	25,410
5.00%, 03/01/2028	705,000	707,658
University of Illinois, Revenue Bonds
Series A, AMBAC
5.50%, 04/01/2022	200,000	246,266
Series A, BAM-TCRS
4.00%, 04/01/2031	1,845,000	1,982,729
Village of Bedford Park, General Obligation Unlimited
Series A, AGM
4.00%, 12/15/2018	100,000	107,705
Village of Bedford Park Water System Revenue, Revenue Bonds
Series A, AGM
4.00%, 12/01/2026	95,000	105,413
Village of Bellwood, General Obligation Unlimited
AGM
5.00%, 12/01/2019 - 12/01/2027	1,470,000	1,664,498

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Village of Broadview, General Obligation Unlimited
Series A, BAM
3.00%, 12/01/2018 - 12/01/2022	$ 1,085,000	$ 1,134,105
Village of Brookfield, General Obligation Unlimited
AGC
3.60%, 12/01/2019	75,000	80,659
Village of Crestwood, General Obligation Unlimited
BAM
4.50%, 12/15/2027 - 12/15/2029 (D)	2,830,000	3,036,261
Village of Dolton, General Obligation Unlimited
Series A, AGC
4.50%, 12/01/2024	400,000	420,600
Village of Franklin Park, Revenue Bonds
BAM
5.00%, 04/01/2026	230,000	268,044
Village of Glenview, General Obligation Unlimited
Series A
3.00%, 12/01/2019	25,000	26,787
Village of Lyons, General Obligation Unlimited
Series B, BAM
5.00%, 12/01/2032	125,000	138,474
Series C, BAM
3.00%, 12/01/2019 - 12/01/2024	1,040,000	1,091,136
4.00%, 12/01/2022 - 12/01/2023	500,000	554,208
Village of Machesney Park, Revenue Bonds
Series B, AGM
4.38%, 12/01/2019	150,000	162,218
Village of Mount Prospect, General Obligation Unlimited
3.00%, 12/01/2021	100,000	107,657
Village of New Lenox, General Obligation Unlimited
Series B
2.00%, 12/15/2016	50,000	50,570
Village of Pingree Grove Special Service Area No. 2, Special Tax
AGM
2.00%, 03/01/2020	485,000	484,539
3.00%, 03/01/2018 - 03/01/2019	785,000	808,797
Warren County Community Unit School District No. 238, General Obligation Unlimited
AGM
4.00%, 12/01/2021	75,000	83,444
Wauconda Special Service Area No.1, Special Tax
Series A, BAM
2.63%, 03/01/2022	290,000	293,637
3.00%, 03/01/2019	315,000	326,438
5.00%, 03/01/2033	305,000	348,767
Western Illinois University, Certificate of Participation
AGM
3.00%, 10/01/2022	3,010,000	3,136,721
5.00%, 10/01/2024	3,330,000	3,969,460
Western Illinois University, Revenue Bonds
BAM
5.00%, 04/01/2020 - 04/01/2024 (D)	3,585,000	4,140,076

The notes are an integral part of this report. Transamerica Funds	Page 9	January 31, 2016 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Will County Community Consolidated School District No.157, General Obligation Unlimited
3.00%, 01/01/2017	$ 40,000	$ 40,866
Will County School District No. 86, General Obligation Unlimited
Series C, AGM, CR
5.00%, 03/01/2024	8,255,000	10,008,032
Winnebago & Boone Counties School District No. 205, General Obligation Unlimited
NATL
5.00%, 02/01/2017	50,000	52,096

		130,050,146

Indiana - 1.9%
Aurora School Building Corp., Revenue Bonds
5.00%, 07/15/2020	115,000	133,801
City of Evansville, Revenue Bonds
Series A, AGM
5.00%, 02/01/2022 - 02/01/2023	490,000	585,425
City of Evansville, Revenue Bonds
Series A, AGM
5.00%, 02/01/2025	275,000	335,893
City of Indianapolis Thermal Energy System Revenue, Revenue Bonds
Series A
5.00%, 10/01/2028	180,000	214,148
East Chicago Sanitary District, Revenue Bonds
4.00%, 07/15/2029	550,000	568,903
Greater Clark County School Building Corp., Revenue Bonds
Series A
4.00%, 07/15/2024	185,000	214,067
Indiana Finance Authority, Revenue Bonds
3.50%, 10/01/2025	1,110,000	1,137,595
4.00%, 02/01/2021	405,000	445,492
4.25%, 10/01/2034	325,000	335,296
5.00%, 02/01/2022 - 02/01/2023	985,000	1,146,959
Series A
5.00%, 09/15/2021 - 09/15/2028	2,835,000	3,266,021
Indiana Health Facility Financing Authority, Revenue Bonds
5.00%, 11/15/2034	2,000,000	2,364,800
Series A8
5.00%, 11/01/2027 (A)	35,000	35,790
Jennings County School Building Corp., Revenue Bonds
3.00%, 01/15/2020 (F)	345,000	359,083
Kokomo-Center School Building Corp., Revenue Bonds
Series A
4.00%, 07/15/2018	475,000	508,188
Lake County Public Library District, General Obligation Unlimited
4.00%, 08/01/2019	40,000	43,833
Marshall County Holding Corp., Revenue Bonds
4.00%, 08/01/2016	370,000	376,342
Merrillville Redevelopment Authority, Tax Allocation
5.00%, 08/15/2024	350,000	425,520

		12,497,156

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Iowa - 0.0% (E)
Ankeny Community School District, Revenue Bonds
Series B
3.00%, 06/01/2016	$ 120,000	$ 121,050
Iowa State Board of Regents, Revenue Bonds
4.00%, 09/01/2022	50,000	57,780

		178,830

Kansas - 0.1%
City of Dodge City, Revenue Bonds
3.00%, 07/15/2021	230,000	247,330
City of Wichita, General Obligation Unlimited
3.50%, 09/01/2018	50,000	51,432
Kansas Development Finance Authority, Revenue Bonds
Series A
5.00%, 01/01/2020	90,000	103,138

		401,900

Kentucky - 4.2%
Bullitt County School District Finance Corp., Revenue Bonds
3.10%, 09/01/2026	65,000	69,425
3.25%, 09/01/2028	545,000	579,182
County of Warren, Revenue Bonds
Series B
4.00%, 04/01/2017	25,000	25,875
Eastern Kentucky University, Revenue Bonds
Series A
4.00%, 04/01/2025	525,000	605,813
Fayette County School District Finance Corp., Revenue Bonds
Series B
4.00%, 05/01/2024	960,000	1,102,291
Floyd County School District Finance Corp., Revenue Bonds
2.00%, 08/01/2016	200,000	201,332
3.00%, 08/01/2024	1,190,000	1,269,754
Kentucky Asset Liability Commission, Revenue Bonds
NATL
5.25%, 09/01/2019	150,000	171,161
Kentucky Municipal Power Agency, Revenue Bonds
Series A, NATL
5.00%, 09/01/2023 - 09/01/2026	7,020,000	8,438,032
Kentucky State Property & Building Commission, Revenue Bonds
3.00%, 10/01/2022	175,000	188,744
Kentucky Turnpike Authority, Revenue Bonds
Series A
5.00%, 07/01/2021	25,000	29,929
Morehead State University, Revenue Bonds
Series A
3.00%, 04/01/2027	730,000	763,865
4.00%, 04/01/2030 - 04/01/2032	3,465,000	3,768,053
Nicholas County School District Finance Corp., Revenue Bonds
2.00%, 02/01/2023 (D)	615,000	616,993
2.25%, 02/01/2024 (D)	900,000	907,893

The notes are an integral part of this report. Transamerica Funds	Page 10	January 31, 2016 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kentucky (continued)
Nicholas County School District Finance Corp., Revenue Bonds (continued)
2.38%, 02/01/2025 (D)	$ 815,000	$ 821,699
2.50%, 02/01/2026 - 02/01/2027 (D)	1,220,000	1,219,496
3.00%, 02/01/2028 - 02/01/2036 (D)	5,740,000	5,680,865
Paducah Electric Plant Board, Revenue Bonds
Series A, AGC
3.20%, 10/01/2017	360,000	373,342
Shelby County Public Properties Corp., Revenue Bonds
3.10%, 11/01/2016	565,000	575,266

		27,409,010

Louisiana - 1.0%
Fremaux Economic Development District, Revenue Bonds
5.00%, 11/01/2034	280,000	292,790
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds
AGM
4.00%, 09/15/2033	520,000	557,341
5.00%, 10/01/2027 - 09/15/2034	3,840,000	4,549,757
Louisiana Public Facilities Authority, Revenue Bonds
AGM
5.00%, 06/01/2019 - 06/01/2021	1,265,000	1,426,752

		6,826,640

Maine - 0.0% (E)
Maine Municipal Bond Bank, Revenue Bonds
Series B
5.00%, 11/01/2022	50,000	61,340

Maryland - 0.6%
City of Baltimore, Tax Allocation
4.00%, 06/15/2018	150,000	158,892
5.00%, 06/15/2019 - 06/15/2020	400,000	449,062
Maryland Economic Development Corp., Revenue Bonds
5.75%, 09/01/2025	650,000	621,680
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds
5.00%, 07/01/2021	35,000	41,860
Maryland State Transportation Authority, Revenue Bonds
5.00%, 03/01/2016	165,000	165,721
Montgomery County Revenue Authority, Revenue Bonds
Series A
4.00%, 11/01/2020	380,000	426,622
5.00%, 11/01/2021 - 11/01/2022	825,000	994,779
State of Maryland, General Obligation Unlimited
5.00%, 08/01/2018	1,050,000	1,119,163
Washington Suburban Sanitary Commission, General Obligation Unlimited
4.25%, 06/01/2025	75,000	75,998

		4,053,777

Massachusetts - 0.8%
Commonwealth of Massachusetts, General Obligation Limited
Series E, AMBAC
5.00%, 11/01/2024	115,000	119,000

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Massachusetts (continued)
Massachusetts Development Finance Agency, Revenue Bonds
5.00%, 07/01/2025 - 07/01/2026 (D)	$ 1,500,000	$ 1,817,827
Series F
5.00%, 08/15/2026 - 08/15/2027	520,000	596,822
Massachusetts Housing Finance Agency, Revenue Bonds
3.70%, 12/01/2033	1,855,000	1,921,706
Series E
2.45%, 06/01/2022	100,000	104,157
2.50%, 12/01/2022	245,000	255,998
2.65%, 06/01/2023	115,000	120,366
2.85%, 12/01/2024	365,000	383,053

		5,318,929

Michigan - 4.2%
Armada Area Schools, General Obligation Unlimited
5.00%, 05/01/2021	765,000	904,773
Chippewa Valley Schools, General Obligation Unlimited
Series A
5.00%, 05/01/2026	500,000	618,680
City of Detroit Sewage Disposal System Revenue, Revenue Bonds
Series A, AGM
5.25%, 07/01/2023 - 07/01/2024	80,000	97,882
Series A, NATL
5.25%, 07/01/2019	60,000	62,902
Series B, NATL
4.50%, 07/01/2022	50,000	50,290
5.50%, 07/01/2016	25,000	25,507
City of Detroit Water Supply System Revenue, Revenue Bonds
Series C, AGM
5.00%, 07/01/2026 - 07/01/2033	165,000	166,717
Series C, BHAC, FGIC
4.25%, 07/01/2018	100,000	107,508
Series D, AGM
5.00%, 07/01/2025	100,000	101,130
Decatur Public School District, General Obligation Unlimited
3.00%, 05/01/2022	660,000	710,450
Detroit City School District, General Obligation Unlimited
Series A, AGM
5.25%, 05/01/2027	95,000	115,457
Detroit Wayne County Stadium Authority, Revenue Bonds
AGM
5.00%, 10/01/2019	1,440,000	1,585,987
Dexter Community Schools, General Obligation Unlimited
5.00%, 05/01/2016	100,000	101,169
Fitzgerald Public School District, General Obligation Unlimited
BAM
4.00%, 05/01/2023 - 05/01/2025 (D)	5,700,000	6,418,228
Forest Hills Public Schools, General Obligation Unlimited
Series I
3.00%, 05/01/2023 - 05/01/2024	550,000	602,010
Fraser Public School District, General Obligation Unlimited
5.00%, 05/01/2021	675,000	798,329

The notes are an integral part of this report. Transamerica Funds	Page 11	January 31, 2016 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Michigan (continued)
Grand Valley State University, Revenue Bonds
Series B
5.00%, 12/01/2026	$ 55,000	$ 67,048
Michigan Finance Authority, Revenue Bonds
3.80%, 10/01/2022	500,000	533,675
3.88%, 10/01/2023	1,000,000	1,074,440
Michigan Municipal Bond Authority, Revenue Bonds
5.00%, 10/01/2019	25,000	28,684
Michigan State Financing Authority, Revenue Bonds
Series D2, AGM
5.00%, 07/01/2026	250,000	297,203
Michigan State Hospital Finance Authority, Revenue Bonds
5.00%, 11/15/2020	25,000	28,624
Series A
6.00%, 12/01/2017	120,000	131,311
Michigan State Housing Development Authority, Revenue Bonds
Series D
1.35%, 10/01/2016	50,000	50,216
Mount Clemens Community School District, General Obligation Unlimited
5.00%, 05/01/2020	950,000	1,083,333
Saranac Community School District, General Obligation Unlimited
Series A
4.00%, 05/01/2025	130,000	149,852
Southgate Community School District, General Obligation Unlimited
5.00%, 05/01/2032 - 05/01/2035 (D)	2,500,000	2,935,600
Stockbridge Community Schools, General Obligation Unlimited
5.00%, 05/01/2031 - 05/01/2036 (D)	7,175,000	8,281,229
Sturgis Public School District, General Obligation Unlimited
Series A
5.00%, 05/01/2026	45,000	55,189
Township of Hartland, General Obligation Limited
3.00%, 04/01/2020	30,000	32,213
Wayne County Airport Authority, Revenue Bonds
Series B
4.00%, 12/01/2021	40,000	44,691
5.00%, 12/01/2019 - 12/01/2022	180,000	206,365
Western Illinois University, Revenue Bonds
4.00%, 11/15/2018	50,000	54,069

		27,520,761

Minnesota - 1.6%
City of Cologne, Revenue Bonds
Series A
4.00%, 07/01/2023	260,000	267,912
City of Deephaven, Revenue Bonds
Series A
4.40%, 07/01/2025	165,000	171,079
City of Minneapolis, Tax Allocation
3.50%, 03/01/2022	805,000	811,585
City of Rochester, Revenue Bonds
Series C
4.50%, 11/15/2038 (A)	50,000	58,400

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Minnesota (continued)
Dakota County Community Development Agency, Revenue Bonds
Series A
5.00%, 09/01/2029 (F)	$ 705,000	$ 748,950
Housing & Redevelopment Authority of The City of St. Paul, Revenue Bonds
Series A
5.00%, 12/01/2030	350,000	383,743
Series B
4.25%, 04/01/2025 (C) (F)	200,000	204,082
Minnesota Housing Finance Agency, Revenue Bonds
Series A
2.60%, 07/01/2021	90,000	95,040
Series B
3.20%, 07/01/2025	545,000	565,328
3.35%, 07/01/2026	45,000	46,463
Series C, GNMA, FNMA, FHLMC
2.80%, 07/01/2024	390,000	410,050
2.95%, 07/01/2025	290,000	304,532
3.10%, 07/01/2026	385,000	404,319
Series F
2.80%, 07/01/2025	960,000	986,899
2.90%, 01/01/2026	1,000,000	1,039,360
2.95%, 07/01/2026	1,800,000	1,859,976
Northland Independent School District No. 118, General Obligation Unlimited
Series A
3.00%, 02/01/2027 - 02/01/2028 (D)	1,060,000	1,086,409
Rockford Independent School District No. 883, General Obligation Unlimited
Series A
3.00%, 02/01/2028	1,000,000	1,030,250

		10,474,377

Mississippi - 0.7%
City of Gulfport, General Obligation Unlimited
BAM
5.00%, 07/01/2021	1,695,000	2,012,524
City of Jackson, General Obligation Unlimited
Series A, BAM
5.00%, 05/01/2026	400,000	482,532
Mississippi Development Bank, Revenue Bonds
5.00%, 03/01/2022	750,000	855,697
AGM
4.00%, 07/01/2018	25,000	26,610
5.00%, 12/01/2019	595,000	677,164
5.25%, 04/01/2017	150,000	157,708
Series A
5.25%, 01/01/2025	85,000	104,966
Mississippi Home Corp., Revenue Bonds
Series B-1, GNMA, FNMA, FHLMC
4.25%, 12/01/2018	10,000	10,585

		4,327,786

Missouri - 1.6%
City of Blue Springs, Tax Allocation
Series A
4.00%, 06/01/2026	1,480,000	1,506,551
City of Sikeston Electric System Revenue, Revenue Bonds
5.00%, 06/01/2018	1,000,000	1,076,090

The notes are an integral part of this report. Transamerica Funds	Page 12	January 31, 2016 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Missouri (continued)
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds
4.25%, 08/01/2035	$ 1,100,000	$ 1,120,460
Industrial Development Authority of the City of St. Louis, Tax Allocation
3.75%, 11/01/2027	650,000	654,725
Kansas City Planned Industrial Expansion Authority, Revenue Bonds
1.50%, 12/01/2018	5,500,000	5,521,725
Missouri Housing Development Commission, Revenue Bonds
Series A, GNMA, FNMA, FHLMC
1.45%, 05/01/2019	35,000	35,320
St. Louis County Industrial Development Authority, Special Assessment
2.00%, 03/01/2019 (B)	300,000	300,579
2.38%, 03/01/2020 (B)	300,000	301,572
St. Louis County Library District, Certificate of Participation
4.00%, 04/01/2016	125,000	125,805

		10,642,827

Montana - 0.4%
Montana Board of Housing, Revenue Bonds
Series A-3
3.38%, 12/01/2025	95,000	101,492
Montana Facility Finance Authority, Revenue Bonds
3.00%, 06/01/2022	500,000	538,205
5.00%, 06/01/2024 - 06/01/2025	1,510,000	1,853,166

		2,492,863

Nebraska - 0.1%
Nebraska Public Power District, Revenue Bonds
Series A
5.00%, 01/01/2017	50,000	52,091
Thurston County School District No. 16, General Obligation Limited
3.45%, 06/15/2025	270,000	283,041
3.80%, 06/15/2028	100,000	105,415
3.88%, 06/15/2029	100,000	105,558

		546,105

Nevada - 0.0% (E)
Clark County School District, General Obligation Limited
Series A, NATL
5.00%, 06/15/2025	100,000	108,645
County of Clark, Revenue Bonds
5.00%, 07/01/2024	25,000	28,412
Nevada System of Higher Education, Revenue Bonds
Series A
5.00%, 07/01/2021 - 07/01/2024	145,000	173,692

		310,749

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Hampshire - 0.0% (E)
New Hampshire Health and Education Facilities Authority Act, Revenue Bonds
5.00%, 08/01/2035	$ 30,000	$ 30,089
New Hampshire State Turnpike System, Revenue Bonds
Series B
5.00%, 02/01/2022	30,000	36,172

		66,261

New Jersey - 7.1%
Camden County Improvement Authority, Revenue Bonds
4.00%, 01/15/2019 - 01/15/2020	1,920,000	2,104,935
5.00%, 01/15/2026 - 01/15/2029	1,000,000	1,212,417
Series A
3.50%, 09/01/2018	50,000	53,032
4.00%, 12/01/2018 - 12/15/2025	1,940,000	2,204,787
Casino Reinvestment Development Authority, Revenue Bonds
AGM
5.00%, 11/01/2026	575,000	654,637
City of Atlantic City, General Obligation Unlimited
AGM
4.00%, 08/01/2016	250,000	252,400
City of Bayonne, General Obligation Unlimited
AGM
5.00%, 08/01/2023 - 08/01/2024	515,000	619,498
Series A, BAM
5.00%, 11/15/2018	260,000	286,728
City of Jersey City, General Obligation Unlimited
BAM
5.00%, 12/01/2018	1,555,000	1,724,402
City of Newark, General Obligation Unlimited
Series A
5.00%, 10/01/2020	475,000	525,720
City of Paterson, General Obligation Unlimited
BAM
5.00%, 01/15/2024	1,940,000	2,232,649
City of Trenton, General Obligation Unlimited
AGC
5.00%, 07/15/2020	705,000	799,815
AGM
4.00%, 04/15/2020	110,000	119,701
BAM
5.00%, 07/15/2022 - 12/01/2026	7,110,000	8,300,606
County of Middlesex, Certificate of Participation
5.00%, 10/15/2026	40,000	49,441
Essex County Improvement Authority, Revenue Bonds
Series A
5.00%, 12/01/2035 (F)	1,335,000	1,363,008
Freehold Regional High School District, General Obligation Unlimited
NATL
5.00%, 03/01/2019	25,000	27,967

The notes are an integral part of this report. Transamerica Funds	Page 13	January 31, 2016 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
Garden State Preservation Trust, Revenue Bonds
Series A, AGM
5.75%, 11/01/2028	$ 2,025,000	$ 2,530,521
Gloucester County Improvement Authority, Revenue Bonds
Series A
4.00%, 12/01/2018	1,350,000	1,459,174
Lindenwold Boro School District, General Obligation Unlimited
BAM
3.00%, 06/01/2016	100,000	100,845
Little Egg Harbor Board of Education, General Obligation Unlimited
AGM
4.00%, 01/15/2021	225,000	252,907
Matawan-Aberdeen Regional School District, General Obligation Unlimited
5.00%, 09/15/2019	25,000	28,306
New Jersey Economic Development Authority, Revenue Bonds
5.25%, 09/01/2022	25,000	28,984
AGM, CR
5.00%, 06/15/2025	175,000	203,131
Series A, BAM
5.00%, 06/15/2021 - 06/15/2023	6,780,000	7,764,627
Series K, AMBAC
5.50%, 12/15/2019	500,000	552,485
Series UU, AGM, CR
5.00%, 06/15/2025	1,380,000	1,601,835
New Jersey Educational Facilities Authority, Revenue Bonds
Series A, AGC, ICC
4.00%, 07/01/2018	75,000	80,110
Series D
5.00%, 07/01/2019	100,000	112,023
Series D, NATL
5.00%, 07/01/2017	60,000	63,503
Series F, AGC
4.00%, 07/01/2020	785,000	869,372
Series H, AGM
5.00%, 07/01/2026	910,000	1,099,080
New Jersey Health Care Facilities Financing Authority, Revenue Bonds
4.00%, 11/15/2018	50,000	54,008
Series A, AGM
5.00%, 07/01/2024 - 07/01/2030	1,805,000	2,135,766
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds
Series F, FHLMC
3.35%, 12/01/2030	1,290,000	1,315,026
3.60%, 12/01/2035	500,000	507,030
New Jersey Transportation Trust Fund Authority, Revenue Bonds
Series A, AGM, CR
5.50%, 12/15/2021	400,000	471,796
Series B, AGC, ICC, MBIA
5.50%, 12/15/2021	65,000	76,667
Series B, NATL
5.50%, 12/15/2016	700,000	729,652
Passaic County Improvement Authority, Revenue Bonds
5.00%, 05/01/2019 - 05/01/2020	900,000	1,015,934
Paulsboro School District, General Obligation Unlimited
AGM
3.00%, 04/01/2021	95,000	102,830

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
River Edge School District, General Obligation Unlimited
3.00%, 02/01/2020	$ 25,000	$ 26,674
South Jersey Transportation Authority LLC, Revenue Bonds
AGC
4.00%, 11/01/2016	100,000	102,404
Tobacco Settlement Financing Corp., Revenue Bonds
Series 1A
4.50%, 06/01/2023	30,000	30,414
Township of Lakewood, General Obligation Unlimited
BAM
4.00%, 11/01/2019	145,000	159,693
Township of Little Falls, General Obligation Unlimited
4.00%, 08/01/2019	90,000	98,425

		46,104,965

New Mexico - 0.8%
City of Farmington, Revenue Bonds
Class B
1.88%, 04/01/2029 (A)	575,000	585,442
Class E
1.88%, 04/01/2029 (A)	800,000	814,528
Series A
1.88%, 04/01/2029 (A)	2,000,000	2,036,320
City of Hobbs, Revenue Bonds
Series A
4.50%, 12/01/2034	460,000	468,772
County of Los Alamos, Revenue Bonds
5.00%, 06/01/2024	60,000	72,551
Las Cruces School District No. 2, General Obligation Unlimited
Series A
4.00%, 08/01/2027	825,000	952,537
New Mexico Educational Assistance Foundation, Revenue Bonds
Series A-1
4.00%, 12/01/2020	25,000	28,231

		4,958,381

New York - 6.4%
Albany Capital Resource Corp., Revenue Bonds
Series A
5.00%, 12/01/2027	250,000	288,837
City of Elmira City, General Obligation Limited
BAM
2.00%, 07/15/2016	250,000	251,640
City of Yonkers, General Obligation Limited
Series E, AGM
5.00%, 09/01/2024	2,880,000	3,526,358
County of Chautauqua, General Obligation Limited
AGM
4.00%, 06/01/2019	25,000	27,223
County of Monroe, General Obligation Limited
AGM
5.00%, 06/01/2020	3,955,000	4,588,947

The notes are an integral part of this report. Transamerica Funds	Page 14	January 31, 2016 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
County of Nassau, General Obligation Limited
AGM, CR
5.00%, 01/01/2026 (D)	$ 11,105,000	$ 13,945,881
Metropolitan Transportation Authority, Revenue Bonds
Series A
5.00%, 11/15/2025	50,000	61,263
New York State Dormitory Authority, Revenue Bonds
Series A
5.00%, 07/01/2018 - 03/15/2028	2,000,000	2,405,376
Series A, NATL
5.50%, 05/15/2024	55,000	70,935
Series D
5.00%, 03/15/2023	50,000	51,444
New York State Housing Finance Agency, Revenue Bonds
3.35%, 11/01/2036	5,790,000	5,826,535
Series E
3.45%, 11/01/2030	1,000,000	1,044,720
New York State Thruway Authority Highway & Bridge Trust Fund, Revenue Bonds
Series A, AMBAC
5.00%, 04/01/2017	50,000	50,412
Niagara Falls City School District, Certificate of Participation
AGM
5.00%, 06/15/2024 - 06/15/2025	740,000	905,608
Niagara Tobacco Asset Securitization Corp., Revenue Bonds
4.00%, 05/15/2029	240,000	240,178
North East Joint Fire District, General Obligation Limited
Series A, BAM
3.50%, 12/15/2019	60,000	65,312
Port Authority of New York & New Jersey, Revenue Bonds
5.00%, 10/15/2032	2,535,000	3,090,545
State of New York Mortgage Agency, Revenue Bonds
Series 190
3.45%, 10/01/2030	710,000	742,561
Suffolk County, General Obligation Limited
Series B, AGM
5.00%, 10/01/2020	620,000	724,799
Town of Oyster Bay, General Obligation Limited
AGM
3.25%, 08/01/2022	890,000	974,915
BAM
5.00%, 08/15/2023	720,000	876,492
Series B, AGM
3.00%, 11/01/2017	35,000	36,239
Town of Smithtown, General Obligation Unlimited
5.00%, 06/15/2016	75,000	76,293
Town of Southold, General Obligation Limited
2.00%, 03/01/2016	195,000	195,316
Triborough Bridge & Tunnel Authority, Revenue Bonds
Series A
5.00%, 11/15/2026	1,455,000	1,773,034

		41,840,863

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
North Carolina - 0.2%
City of Charlotte, Certificate of Participation
Series A
5.00%, 12/01/2021	$ 25,000	$ 30,262
County of Mecklenburg, Certificate of Participation
Series B
5.00%, 02/01/2018	30,000	32,503
County of Sampson, Revenue Bonds
4.00%, 12/01/2019	585,000	646,033
North Carolina State Medical Care Commission, Revenue Bonds
AGC
3.50%, 02/15/2019	130,000	139,671
Onslow County Hospital Authority, Revenue Bonds
NATL, FHA
5.13%, 04/01/2019	75,000	77,317
State of North Carolina, General Obligation Unlimited
Series B
5.00%, 04/01/2016	50,000	50,420
Winston-Salem State University, Revenue Bonds
5.00%, 06/01/2023	150,000	175,392

		1,151,598

North Dakota - 2.0%
County of Burleigh Multi-County Sales Tax Revenue, Revenue Bonds
Series A, AGM
3.00%, 11/01/2024 - 11/01/2026	6,620,000	6,903,683
5.00%, 11/01/2021	1,955,000	2,318,220
Grand Forks Park District, Revenue Bonds
3.00%, 12/01/2020	820,000	885,526
North Dakota Housing Finance Agency, Revenue Bonds
2.25%, 01/01/2021	100,000	103,305
2.55%, 01/01/2022	185,000	194,035
2.80%, 07/01/2023	155,000	164,010
Series D
2.80%, 01/01/2025	1,010,000	1,049,683
2.85%, 07/01/2025	1,200,000	1,249,944

		12,868,406

Ohio - 2.1%
American Municipal Power, Inc., Revenue Bonds
Series C
5.25%, 02/15/2019	45,000	50,558
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds
Series A-2
5.13%, 06/01/2024	1,530,000	1,397,915
5.38%, 06/01/2024	380,000	352,545
Butler County Port Authority, Revenue Bonds
Series A
5.00%, 12/01/2024	545,000	657,090
City of Lorain, General Obligation Limited
BAM
3.00%, 12/01/2024	45,000	47,606

The notes are an integral part of this report. Transamerica Funds	Page 15	January 31, 2016 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio (continued)
City of Marysville Wastewater Treatment System Revenue, Revenue Bonds
BAM
5.00%, 12/01/2023	$ 635,000	$ 781,875
County of Allen, Revenue Bonds
Series B
4.13%, 09/01/2020	60,000	67,156
County of Lucas, Revenue Bonds
Series D
5.00%, 11/15/2018	25,000	27,806
County of Montgomery, Revenue Bonds
Series A
5.00%, 05/01/2032	50,000	50,118
County of Warren, Revenue Bonds
4.00%, 07/01/2018	125,000	132,805
5.00%, 07/01/2022 - 07/01/2023	425,000	498,916
Dayton-Montgomery County Port Authority, Revenue Bonds
Series 1
6.13%, 01/15/2025 (F)	730,000	739,512
Newark City School District, General Obligation Unlimited
NATL
4.38%, 12/01/2032	40,000	40,052
Ohio Air Quality Development Authority, Revenue Bonds
Series A
3.75%, 12/01/2023 (A)	2,500,000	2,569,200
Ohio Higher Educational Facility Commission, Revenue Bonds
5.00%, 01/01/2019	35,000	39,097
Series C
5.00%, 05/01/2020 - 05/01/2022	1,095,000	1,266,921
Ohio Housing Finance Agency, Revenue Bonds
Series 1, GNMA, FNMA, FHLMC
3.80%, 05/01/2021	20,000	22,219
Ohio Water Development Authority, Revenue Bonds
Series C
4.00%, 06/01/2033 (A)	1,250,000	1,297,937
Pinnacle Community Infrastructure Financing Authority, Revenue Bonds
Series A, AGM
4.00%, 12/01/2031	2,000,000	2,126,080
4.25%, 12/01/2036	1,350,000	1,425,505
Toledo-Lucas County Port Authority, Revenue Bonds
Series A
5.00%, 07/01/2020	115,000	126,609
Trotwood-Madison City School District, Certificate of Participation
BAM
4.00%, 12/01/2028	225,000	249,964

		13,967,486

Oklahoma - 0.3%
City of Tulsa, General Obligation Unlimited
3.00%, 06/01/2016	40,000	40,377
5.00%, 10/01/2016	55,000	56,733
Grady County School Finance Authority, Revenue Bonds
5.00%, 09/01/2022	440,000	524,388

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Oklahoma (continued)
Grand River Dam Authority, Revenue Bonds
Series A
4.00%, 06/01/2024	$ 485,000	$ 564,821
Oklahoma Development Finance Authority, Revenue Bonds
4.00%, 07/01/2016 - 07/01/2018	650,000	672,912
5.00%, 06/01/2020	25,000	29,055
Series A
5.00%, 02/01/2020	50,000	57,579

		1,945,865

Oregon - 0.4%
Oregon State Facilities Authority, Revenue Bonds
Series A
5.00%, 10/01/2021	1,190,000	1,391,622
5.50%, 06/15/2035 (B) (C)	750,000	764,257
State of Oregon Housing & Community Services Department, Revenue Bonds
Series A
5.00%, 07/01/2019	75,000	84,769
Series B
5.00%, 07/01/2019	45,000	50,459

		2,291,107

Pennsylvania - 5.4%
Allegheny County Hospital Development Authority, Revenue Bonds
Series B
5.00%, 06/15/2018	65,000	71,200
Allegheny Valley Joint School District, General Obligation Limited
BAM
5.00%, 11/01/2023	40,000	48,998
Beaver County Industrial Development Authority, Revenue Bonds
Series B
3.50%, 12/01/2035 (A)	840,000	858,178
Berks County Municipal Authority, Revenue Bonds
Series A3
4.75%, 11/01/2018	100,000	110,002
Borough of Mechanicsburg, General Obligation Unlimited
BAM
2.00%, 12/01/2017	80,000	81,638
Bristol Township School District, General Obligation Limited
BAM-TCRS
5.00%, 06/01/2027	1,500,000	1,743,975
Central Bradford Progress Authority, Revenue Bonds
5.25%, 12/01/2019	95,000	109,378
Chartiers Valley School District, General Obligation Unlimited
Series A
3.00%, 10/15/2016	125,000	127,130
City of Philadelphia, General Obligation Unlimited
5.00%, 08/01/2027	1,000,000	1,210,280
City of Philadelphia Water & Wastewater Revenue, Revenue Bonds
Series A
3.00%, 07/01/2016	50,000	50,563
Series C, AGM

The notes are an integral part of this report. Transamerica Funds	Page 16	January 31, 2016 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
City of Philadelphia Water & Wastewater Revenue, Revenue Bonds (continued)
5.00%, 08/01/2020	$ 335,000	$ 391,056
Commonwealth Financing Authority, Revenue Bonds
Series B-1, AGM
5.00%, 06/01/2025	3,000,000	3,675,090
County of Bedford, General Obligation Unlimited
Series A, BAM
2.13%, 09/01/2021	115,000	118,778
3.00%, 09/01/2019	100,000	106,776
County of Cambria, General Obligation Unlimited
BAM
4.00%, 08/01/2018	155,000	166,211
County of Lancaster, General Obligation Unlimited
Series B, AGM
2.00%, 11/01/2016	125,000	126,341
County of Lebanon, General Obligation Unlimited
Series A, BAM
2.00%, 10/15/2019	350,000	358,165
Easton Area School District, General Obligation Unlimited
AGM
6.00%, 04/01/2016	50,000	50,499
Erie County Conventional Center Authority, Revenue Bonds
5.00%, 01/15/2026	1,725,000	2,099,791
Hempfield Area School District, General Obligation Unlimited
3.00%, 10/15/2016	150,000	152,556
Series B, XCLA
4.00%, 03/15/2021	25,000	25,884
Indiana County Hospital Authority, Revenue Bonds
Series A
5.50%, 06/01/2029	250,000	280,725
Laurel Highlands School District, General Obligation Unlimited
BAM
2.00%, 11/01/2018	50,000	51,149
Monroeville Municipal Authority, Revenue Bonds
Series A, AGM
2.00%, 12/01/2018	10,000	10,215
Montgomery County Industrial Development Authority, Revenue Bonds
Series A
2.50%, 10/01/2030 (A)	3,000,000	3,018,930
Morrisville Boro School District, General Obligation Limited
BAM
2.00%, 12/01/2019	75,000	77,173
Owen J. Roberts School District, General Obligation Limited
AGM
3.10%, 09/01/2016	50,000	50,717
Penn Hills School District, General Obligation Limited
BAM
3.00%, 10/01/2017	695,000	711,096
5.00%, 11/15/2022 - 11/15/2024	2,850,000	3,326,723
Series A, BAM
5.00%, 11/15/2025	320,000	376,074

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds
5.00%, 07/15/2020	$ 50,000	$ 57,232
Pennsylvania Turnpike Commission, Revenue Bonds
Series A, AGM
5.25%, 07/15/2022	75,000	91,398
Series B
5.00%, 12/01/2016	100,000	103,734
Philadelphia Gas Works Co., Revenue Bonds
5.00%, 08/01/2023 - 08/01/2024	590,000	718,436
Philadelphia Municipal Authority, Revenue Bonds
AGC, ICC
6.50%, 04/01/2034	20,000	22,743
Pittsburgh School District, General Obligation Limited
AGM
4.00%, 09/01/2025	40,000	45,305
Reading Area Water Authority, Revenue Bonds
AGM
4.00%, 12/01/2025	445,000	495,062
Reading School District, General Obligation Unlimited
Series A, AGM
5.00%, 02/01/2026 - 02/01/2027	4,045,000	4,784,258
Saxonburg Area Authority, Revenue Bonds
AGM
3.00%, 03/01/2018	140,000	145,174
School District of Philadelphia, General Obligation Unlimited
Series A, AGM, CR, FIGC
5.00%, 06/01/2027	25,000	31,360
Series C
5.00%, 09/01/2017	150,000	158,574
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Revenue Bonds
AGM
5.00%, 02/01/2025	260,000	301,379
State Public School Building Authority, Revenue Bonds
5.00%, 03/01/2019 - 09/15/2022	490,000	580,155
5.25%, 03/01/2020	170,000	195,009
AGM
4.00%, 10/01/2017 - 10/01/2018	1,475,000	1,575,905
5.00%, 10/01/2020 - 10/01/2023	1,360,000	1,601,282
BAM
5.00%, 10/01/2021	210,000	247,439
BAM-TCRS
5.00%, 10/01/2019 - 06/15/2026	1,760,000	2,076,728
Series B, AGM
5.00%, 06/01/2033	200,000	206,246
Township of West Manheim, General Obligation Unlimited
AGM
4.45%, 06/01/2034	40,000	40,089
Unity Township Municipal Authority, Revenue Bonds
Series A, AGM
5.00%, 12/01/2022	45,000	54,499

The notes are an integral part of this report. Transamerica Funds	Page 17	January 31, 2016 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
West Mifflin School District, General Obligation Unlimited
AGM
5.00%, 10/01/2022	$ 815,000	$ 952,425
York City School District, General Obligation Limited
AGM
4.60%, 06/01/2028	1,000,000	1,078,820

		35,148,543

Puerto Rico - 1.3%
Commonwealth of Puerto Rico, General Obligation Unlimited
AGM
5.25%, 07/01/2020	50,000	51,954
5.50%, 07/01/2016 - 07/01/2019	865,000	904,016
AGM, CR
4.50%, 07/01/2023	30,000	30,035
5.25%, 07/01/2016 - 07/01/2017	185,000	190,427
Series A, AGC
4.00%, 07/01/2016	60,000	60,600
5.00%, 07/01/2016 - 07/01/2017	170,000	172,937
Series A, AGC, ICC
5.00%, 07/01/2020	65,000	65,512
5.50%, 07/01/2029	100,000	104,344
Series A, AGC, ICC, FGIC
5.50%, 07/01/2020	170,000	177,643
Series A, AGM
4.00%, 07/01/2022	40,000	39,730
5.25%, 07/01/2024	285,000	293,103
Series D, AGM
4.13%, 07/01/2020	75,000	75,358
Puerto Rico Electric Power Authority, Revenue Bonds
Series DDD, AGM
5.00%, 07/01/2023	25,000	25,127
Series RR, AGC
5.00%, 07/01/2028	200,000	199,078
Series RR, AGM
5.00%, 07/01/2020	1,000,000	1,002,000
Series SS, AGM
5.00%, 07/01/2019 - 07/01/2030	355,000	352,834
Series TT, AGC
5.00%, 07/01/2018	10,000	10,199
Series TT, AGM, CR
4.20%, 07/01/2019	100,000	100,066
5.00%, 07/01/2017	80,000	82,165
Series UU, AGC
5.00%, 07/01/2026	575,000	575,914
Series UU, AGM
4.00%, 07/01/2023	50,000	47,887
5.00%, 07/01/2016 - 07/01/2024	610,000	613,531
Series V, AGM
5.25%, 07/01/2027	80,000	81,234
Puerto Rico Highways & Transportation Authority, Revenue Bonds
AGC, ICC
5.00%, 07/01/2028	20,000	20,002
Series CC, AGM, CR
5.50%, 07/01/2029	25,000	26,437
Series D, AGM
5.00%, 07/01/2027	400,000	400,044
Series E, AGM
5.50%, 07/01/2016 - 07/01/2023	355,000	369,057
Series L, AGC
5.25%, 07/01/2017 - 07/01/2019	270,000	281,931

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Puerto Rico Highways & Transportation Authority, Revenue Bonds (continued)
Series N, AGC
5.25%, 07/01/2034	$ 75,000	$ 77,237
Series N, AGM, CR, AGC, ICC
5.50%, 07/01/2025	95,000	99,989
Series Z, AGM
6.25%, 07/01/2016	15,000	15,250
Puerto Rico Municipal Finance Agency, General Obligation Unlimited
Series A, AGM
5.00%, 08/01/2027	50,000	50,030
5.25%, 08/01/2017 - 08/01/2020	170,000	170,634
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, AGM
5.00%, 08/01/2019 - 08/01/2030	545,000	546,312
Series C, AGC
5.25%, 08/01/2020	90,000	92,725
Series C, AGM
5.00%, 08/01/2016	190,000	190,673
5.25%, 08/01/2017	25,000	25,837
Puerto Rico Public Buildings Authority, Revenue Bonds
Series C, CIFG-TCRS, AGM, CR
5.50%, 07/01/2016	100,000	101,628
5.75%, 07/01/2017	375,000	389,827
Series L, AGM, CR
5.50%, 07/01/2021	125,000	131,072
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds
Series A-1, AGM, CR
Zero Coupon, 08/01/2033	325,000	115,463

		8,359,842

Rhode Island - 0.8%
Providence Redevelopment Agency, Revenue Bonds
Series A
5.00%, 04/01/2021	400,000	457,196
Series A, AGM
5.00%, 04/01/2025	715,000	852,773
Rhode Island Commerce Corp., Revenue Bonds
Series A, AGC
5.25%, 06/15/2021	50,000	56,286
Rhode Island Health & Educational Building Corp., Revenue Bonds
AGM
4.00%, 05/15/2023 - 05/15/2024	1,905,000	2,141,039
Rhode Island Turnpike & Bridge Authority, Revenue Bonds
5.00%, 10/01/2024 (D)	300,000	369,606
Tobacco Settlement Financing Corp., Revenue Bonds
Series A
5.00%, 06/01/2023 - 06/01/2027	1,130,000	1,316,192
Town of West Warwick, General Obligation Unlimited
Series A, BAM
5.00%, 10/01/2019	265,000	298,721

		5,491,813

South Carolina - 1.2%
County of Newberry, Revenue Bonds
AGC
4.20%, 12/01/2018	75,000	75,212

The notes are an integral part of this report. Transamerica Funds	Page 18	January 31, 2016 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
South Carolina (continued)
Fort Mill School Facilities Corp., Revenue Bonds
5.00%, 12/01/2022	$ 675,000	$ 814,550
Kershaw County School District, Revenue Bonds
BAM
3.00%, 12/01/2026	3,800,000	3,921,942
Piedmont Municipal Power Agency, Revenue Bonds
Series A-4
5.00%, 01/01/2020	35,000	40,037
Scago Educational Facilities Corp. for Cherokee School District No. 1, Revenue Bonds
5.00%, 12/01/2020	1,000,000	1,163,680
Scago Educational Facilities Corp. for Colleton School District, Revenue Bonds
5.00%, 12/01/2020	1,000,000	1,157,640
South Carolina Jobs-Economic Development Authority, Revenue Bonds
Series A
5.00%, 08/01/2016	135,000	137,786
South Carolina State Housing Finance & Development Authority, Revenue Bonds
GNMA, FNMA, FHLMC
2.00%, 07/01/2020	220,000	226,596
South Carolina State Public Service Authority, Revenue Bonds
Series C
5.00%, 12/01/2025	340,000	421,525
South Carolina Transportation Infrastructure Bank, Revenue Bonds
Series B, AMBAC
4.00%, 10/01/2016	50,000	51,209

		8,010,177

South Dakota - 0.6%
City of Deadwood, Certificate of Participation
3.00%, 11/01/2020	995,000	1,048,780
South Dakota Health & Educational Facilities Authority, Revenue Bonds
5.00%, 11/01/2026	1,000,000	1,215,510
Series B
3.00%, 08/01/2019 - 08/01/2021	1,315,000	1,412,017

		3,676,307

Tennessee - 1.0%
Chattanooga Health Educational & Housing Facility Board, Revenue Bonds
5.00%, 10/01/2027	1,685,000	1,978,021
City of Memphis, General Obligation Unlimited
AGC
4.00%, 04/01/2016	90,000	90,598
Tennessee Housing Development Agency, Revenue Bonds
2.35%, 07/01/2021	1,935,000	2,011,104
Series 2-B
2.30%, 01/01/2022	485,000	500,496
2.50%, 01/01/2023	405,000	420,957
2.70%, 07/01/2024	700,000	725,683

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Tennessee (continued)
Tennessee Housing Development Agency, Revenue Bonds (continued)
2.90%, 07/01/2025	$ 540,000	$ 558,279
Tennessee State School Bond Authority, Revenue Bonds
Series C
5.00%, 05/01/2019	30,000	33,941

		6,319,079

Texas - 9.9%
Board of Managers Joint Guadalupe County-City of Seguin Hospital, Revenue Bonds
5.00%, 12/01/2016 - 12/01/2022	5,745,000	6,304,843
Brazoria County Municipal Utility District No. 21, General Obligation Unlimited
BAM
3.50%, 09/01/2024	310,000	347,215
Brazoria-Fort Bend County Municipal Utility District No. 1, General Obligation Unlimited
AGM
3.00%, 09/01/2024	50,000	52,676
BAM
2.00%, 09/01/2019 (D)	830,000	851,738
MAC
3.00%, 09/01/2022	1,240,000	1,335,232
Cinco Southwest Municipal Utility District No. 1, Revenue Bonds
BAM
2.00%, 12/01/2018	570,000	583,138
City of Beaumont Waterworks & Sewer System Revenue, Revenue Bonds
Series A, BAM
5.00%, 09/01/2027	1,000,000	1,229,840
City of Corpus Christi Utility System Revenue, Revenue Bonds
5.00%, 07/15/2019	60,000	67,893
City of Houston, Revenue Bonds
Series B
5.00%, 09/01/2020	100,000	102,728
City of Laredo International Toll Bridge System Revenue, Revenue Bonds
AGM
5.00%, 10/01/2022 - 10/01/2023	610,000	732,216
City of Pearland, General Obligation Limited
5.00%, 03/01/2023	25,000	30,745
City of Pflugerville, General Obligation Limited
4.00%, 08/01/2022 - 08/01/2024	270,000	313,891
City of Weatherford Utility System Revenue, Revenue Bonds
AGM
5.00%, 09/01/2025	200,000	246,160
City of Westworth Village, General Obligation Limited
BAM
3.00%, 08/15/2019	35,000	37,274
County of Potter, General Obligation Limited
3.00%, 02/01/2029 (D)	675,000	688,763
Cuero Independent School District, General Obligation Unlimited
5.00%, 08/15/2030	750,000	909,615
Dallas County Flood Control District No. 1, General Obligation Unlimited
Zero Coupon, 04/01/2016 (B)	1,680,000	1,674,775

The notes are an integral part of this report. Transamerica Funds	Page 19	January 31, 2016 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Dallas County Flood Control District No. 1, General Obligation Unlimited (continued)
5.00%, 04/01/2017 - 04/01/2024 (B)	$ 8,565,000	$ 9,232,862
Denton County Fresh Water Supply District No. 10, General Obligation Unlimited
AGM
3.00%, 09/01/2026	110,000	113,625
El Paso County Hospital District, General Obligation Limited
5.00%, 08/15/2020 - 08/15/2022	430,000	501,316
Fort Bend County Levee Improvement District No. 15, General Obligation Unlimited
BAM
4.00%, 09/01/2027	265,000	292,637
Fort Bend County Levee Improvement District No. 7, General Obligation Unlimited
3.00%, 03/01/2023	250,000	272,005
Fort Bend County Municipal Utility District No. 133, General Obligation Unlimited
AGM
2.00%, 09/01/2019	150,000	153,350
Fort Bend County Municipal Utility District No. 139, General Obligation Unlimited
BAM
3.75%, 09/01/2026	50,000	52,883
Fort Bend County Municipal Utility District No. 142, General Obligation Unlimited
MAC
3.00%, 09/01/2026	200,000	203,788
Fort Bend County Municipal Utility District No. 151, General Obligation Unlimited
MAC
3.00%, 09/01/2026	495,000	508,063
Fort Bend County Municipal Utility District No. 169, Revenue Bonds
AGM
3.00%, 12/01/2023	260,000	275,681
Fort Bend County Municipal Utility District No. 23, General Obligation Unlimited
BAM
3.00%, 09/01/2019 (D)	60,000	63,314
Fort Bend County Municipal Utility District No. 57, General Obligation Unlimited
AGM
3.00%, 04/01/2023 - 04/01/2024	485,000	504,893
Grapevine-Colleyville Independent School District, General Obligation Unlimited
2.50%, 08/01/2036	65,000	66,724
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds
Series A
4.38%, 11/15/2021	20,000	22,211
Series B
5.25%, 12/01/2017	40,000	43,148
5.50%, 12/01/2018	200,000	224,386
Harris County Municipal Utility District No. 105, General Obligation Unlimited
Series A, BAM
3.00%, 03/01/2022	110,000	114,037
Harris County Municipal Utility District No. 304, General Obligation Unlimited
BAM
3.00%, 09/01/2021	50,000	53,450
3.00%, 09/01/2022 - 09/01/2023 (D)	405,000	428,818
4.00%, 09/01/2024 - 09/01/2028 (D)	1,055,000	1,161,735

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Harris County Municipal Utility District No. 412, General Obligation Unlimited
MAC
2.00%, 09/01/2019	$ 225,000	$ 229,840
3.00%, 09/01/2021	100,000	106,735
Harris County Municipal Utility District No. 419, General Obligation Unlimited
Series A, BAM
3.00%, 09/01/2026	140,000	145,389
Harris County Water Control & Improvement District No. 89, General Obligation Unlimited
AGM
2.00%, 10/01/2019 (D)	440,000	446,868
Harris-Fort Bend Counties Municipal Utility District No. 3, General Obligation Unlimited
AGM
3.00%, 04/01/2018 - 04/01/2019	250,000	259,289
Series A, AGM
5.50%, 04/01/2024	375,000	467,089
Horizon Regional Municipal Utility District, General Obligation Unlimited
BAM
3.00%, 02/01/2027 - 02/01/2028	1,495,000	1,518,661
Laredo Independent School District, General Obligation Unlimited
5.00%, 08/01/2019	75,000	84,782
Lower Colorado River Authority, Revenue Bonds
5.00%, 05/15/2020	35,000	40,449
Main Street Market Square Redevelopment Authority, Tax Allocation
BAM
4.00%, 09/01/2022 - 09/01/2023	935,000	1,064,288
Matagorda County Hospital District, Revenue Bonds
FHA
3.63%, 08/15/2016	100,000	101,522
Metropolitan Transit Authority of Harris County, Revenue Bonds
Series A
5.00%, 11/01/2020	40,000	46,034
Montgomery County Municipal Utility District No. 112, General Obligation Unlimited
BAM
2.50%, 10/01/2022	85,000	85,688
Montgomery County Municipal Utility District No. 113, General Obligation Unlimited
AGM
3.00%, 09/01/2030 - 09/01/2033 (D)	1,925,000	1,879,530
3.13%, 09/01/2034 (D)	520,000	506,152
3.25%, 09/01/2035 (D)	535,000	521,936
New Hope Cultural Education Facilities Corp., Revenue Bonds
AGM
4.00%, 04/01/2019	100,000	107,313
Newark Higher Education Finance Corp., Revenue Bonds
4.00%, 08/15/2024	465,000	542,343
North Central Texas Health Facility Development Corp., Revenue Bonds
5.00%, 08/15/2022	90,000	109,394
Northeast Higher Education Finance Corp., Revenue Bonds
Series A
4.00%, 08/15/2025	240,000	272,587

The notes are an integral part of this report. Transamerica Funds	Page 20	January 31, 2016 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Northwest Harris County Municipal Utility District No. 19, General Obligation Unlimited
BAM
3.00%, 10/01/2028	$ 520,000	$ 529,979
3.13%, 10/01/2029 - 10/01/2030	1,585,000	1,613,757
3.25%, 10/01/2031	1,430,000	1,451,607
Rolling Creek Utility District, General Obligation Unlimited
MAC
3.00%, 09/01/2026	210,000	218,805
Southwest Independent School District, General Obligation Unlimited
5.25%, 02/01/2020	100,000	100,028
Sunfield Municipal Utility District No. 1, General Obligation Unlimited
BAM
4.00%, 09/01/2033 (D)	685,000	722,572
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds
Series B, AGC
4.50%, 09/01/2019	65,000	71,819
Texas State University System, Revenue Bonds
3.00%, 03/15/2016	65,000	65,239
Trophy Club Public Improvement District No. 1, Special Assessment
AGM
2.25%, 06/01/2021	460,000	470,290
3.00%, 06/01/2023 - 06/01/2024	1,505,000	1,579,587
University of Houston, Revenue Bonds
Series A
5.00%, 02/15/2024	40,000	47,056
University of Texas System, Revenue Bonds
Series B
2.50%, 08/15/2036 (A)	11,000,000	10,945,000
Viridian Municipal Management District, General Obligation Unlimited
BAM
Zero Coupon, 12/01/2019 - 12/01/2022	1,360,000	1,244,494
4.00%, 12/01/2038	500,000	513,860
6.00%, 12/01/2022 - 12/01/2034	5,100,000	6,442,991
West Harris County Regional Water Authority, Revenue Bonds
Series A
2.00%, 12/15/2016	385,000	389,812

		64,740,453

Utah - 0.7%
City of Riverton, Revenue Bonds
5.00%, 08/15/2018	75,000	82,459
Utah Charter School Finance Authority, Revenue Bonds
4.00%, 04/15/2020 - 10/15/2023	1,625,000	1,833,914
4.25%, 04/15/2034	170,000	180,987
4.30%, 04/15/2025 (B) (C)	750,000	754,095
Series A
5.00%, 10/15/2024 - 10/15/2025	1,360,000	1,649,704

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Utah (continued)
Utah State Board of Regents, Revenue Bonds
Series EE-2
5.00%, 11/01/2019	$ 40,000	$ 45,866
Washington County Water Conservancy District, Revenue Bonds
5.00%, 10/01/2022	50,000	60,500

		4,607,525

Vermont - 0.8%
City of Burlington, General Obligation Unlimited
Series A, AGM
5.00%, 11/01/2029 - 11/01/2035	1,760,000	1,998,520
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds
5.00%, 12/01/2026 - 12/01/2027 (D)	1,700,000	2,078,452
5.00%, 10/01/2029 - 10/01/2030	1,010,000	1,182,275

		5,259,247

Virginia - 0.3%
Alexandria Industrial Development Authority, Revenue Bonds
3.00%, 10/01/2018	150,000	155,389
4.00%, 10/01/2019 - 10/01/2020	1,040,000	1,132,547
Virginia College Building Authority, Revenue Bonds
Series B
5.00%, 09/01/2028	50,000	56,625
Virginia Housing Development Authority, Revenue Bonds
Series A
2.40%, 03/01/2024	115,000	119,998
2.75%, 03/01/2026	155,000	161,132
Virginia Public School Authority, Revenue Bonds
3.00%, 08/01/2016	50,000	50,696
Western Regional Jail Authority, Revenue Bonds
3.00%, 12/01/2019	165,000	176,859

		1,853,246

Washington - 0.8%
Central Puget Sound Regional Transit Authority, Revenue Bonds
NATL
4.75%, 02/01/2028	50,000	52,244
Clark County Public Utility District No. 1, Revenue Bonds
5.00%, 01/01/2024	100,000	123,029
Energy Northwest, Revenue Bonds
Series A
5.25%, 07/01/2018	35,000	38,738
King County School District No. 407, General Obligation Unlimited
5.63%, 12/01/2023	80,000	90,763
Port of Seattle, Revenue Bonds
Series A
5.00%, 08/01/2018	25,000	27,496
Public Utility District No. 1 of Cowlitz County, Revenue Bonds
5.00%, 09/01/2019	155,000	175,742
Snohomish County Public Utility District No. 1, Revenue Bonds
5.00%, 12/01/2021	25,000	30,136

The notes are an integral part of this report. Transamerica Funds	Page 21	January 31, 2016 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Washington (continued)
State of Washington, General Obligation Unlimited
Series C
5.00%, 07/01/2025	$ 3,000,000	$ 3,689,940
Washington Health Care Facilities Authority, Revenue Bonds
Series A
5.00%, 10/01/2019 - 08/15/2020	60,000	69,250
Series B
4.00%, 08/15/2018	550,000	592,075

		4,889,413

West Virginia - 0.0% (E)
West Virginia University, Revenue Bonds
Series A
5.00%, 10/01/2024	25,000	30,500

Wisconsin - 1.0%
Central Brown County Water Authority, Revenue Bonds
Series A
5.00%, 11/01/2019	50,000	57,193
City of Kaukauna Electric System Revenue, Revenue Bonds
BAM
2.00%, 12/15/2018	125,000	127,871
County of Oconto, General Obligation Unlimited
4.00%, 06/01/2025 (D)	1,150,000	1,309,056
Madison Area Technical College, General Obligation Unlimited
Series B
3.00%, 03/01/2016	200,000	200,510
Milwaukee Housing Authority, Revenue Bonds
Series A
3.38%, 07/01/2029	750,000	787,403
Public Finance Authority, Revenue Bonds
Series A
4.00%, 12/01/2027	2,610,000	2,624,668
4.50%, 09/01/2026	170,000	175,622
4.75%, 12/01/2035	750,000	758,775
State of Wisconsin, Revenue Bonds
Series A
5.00%, 05/01/2019	25,000	28,267
Wisconsin Health & Educational Facilities Authority, Revenue Bonds
5.00%, 08/15/2022 - 08/15/2023	140,000	162,318
5.00%, 11/15/2043 (A)	105,000	123,804
Series B
5.00%, 08/15/2018	125,000	137,664

		6,493,151

Total Municipal Government Obligations (Cost $621,157,090)		635,906,407

	Shares	Value
INVESTMENT COMPANIES - 0.1%
U.S. Fixed Income Funds - 0.1%
Pioneer Municipal High Income Advantage Trust	18,558	$ 257,399
Pioneer Municipal High Income Trust	18,000	239,040

Total Investment Companies (Cost $492,123)		496,439

	Principal	Value
REPURCHASE AGREEMENT - 13.0%
State Street Bank & Trust Co. 0.03% (G), dated 01/29/2016, to be repurchased at $84,714,586 on 02/01/2016. Collateralized by a U.S. Government Obligation, 2.88%, due 03/31/2018, and with a value of $86,412,750.	$ 84,714,375	84,714,375

Total Repurchase Agreement (Cost $84,714,375)		84,714,375

Total Investments (Cost $706,363,588) (H)		721,117,221
Net Other Assets (Liabilities) - (10.5)%		(68,414,174)

Net Assets - 100.0%		$ 652,703,047

The notes are an integral part of this report. Transamerica Funds	Page 22	January 31, 2016 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at January 31, 2016
ASSETS
Investments
Municipal Government Obligations	$—	$635,906,407	$—	$635,906,407
Investment Companies	496,439	—	—	496,439
Repurchase Agreement	—	84,714,375	—	84,714,375

Total Investments	$496,439	$720,620,782	$—	$721,117,221

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate security. The rate disclosed is as of January 31, 2016.
(B)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the total aggregate value of 144A securities is $18,680,654, representing 2.9% of the Fund’s net assets.

(C)	Illiquid security. Total aggregate value of illiquid securities is $5,116,821, representing 0.8% of the Fund’s net assets.
(D)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after January 31, 2016.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	Restricted securities held by the Fund as of January 31, 2016 are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	Miami-Dade County Industrial Development Authority, Revenue Bonds, 5.00%, 09/15/2034	07/24/2014	$129,665	$136,591	0.0	%(E)
Municipal Government Obligations	Idaho Housing & Finance Association, Revenue Bonds, Series A, 5.00%, 06/01/2035	04/06/2015	499,875	511,766	0.1
Municipal Government Obligations	Jennings County School Building Corp., Revenue Bonds, 3.00%, 01/15/2020	07/09/2015	348,619	359,083	0.1
Municipal Government Obligations	Dakota County Community Development Agency, Revenue Bonds, Series A, 5.00%, 09/01/2029	09/04/2014	718,870	748,950	0.1
Municipal Government Obligations	Housing & Redevelopment Authority of The City of St. Paul, Revenue Bonds, Series B, 4.25%, 04/01/2025	06/19/2015	200,007	204,082	0.0	(E)
Municipal Government Obligations	Essex County Improvement Authority, Revenue Bonds, Series A, 5.00%, 12/01/2035	12/10/2015	1,335,010	1,363,008	0.2
Municipal Government Obligations	Dayton-Montgomery County Port Authority, Revenue Bonds, Series 1, 6.13%, 01/15/2025	10/08/2015	730,010	739,512	0.1

Total			$3,962,056	$4,062,992	0.6%

(G)	Rate disclosed reflects the yield at January 31, 2016.
(H)

Aggregate cost for federal income tax purposes is $706,363,588. Aggregate gross unrealized appreciation and depreciation for all securities is $15,087,412 and $333,779, respectively. Net unrealized appreciation for tax purposes is $14,753,633.

(I)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 23	January 31, 2016 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

MUNICIPAL INSURER ABBREVIATIONS:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Financial Group, Inc.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MAC	Municipal Assurance Corp.
MBIA	National Public Finance Guarantee Corp. (formerly Municipal Bond Insurance Association)
NATL	National Public Finance Guarantee Corp.
XLCA	Syncora (formerly XL Capital Assurance, Inc.)

PORTFOLIO ABBREVIATIONS:

CR	Custodial Receipts
ICC	Insured Custody Certificate
TCRS	Temporary Custodian Receipts

The notes are an integral part of this report. Transamerica Funds	Page 24	January 31, 2016 Form N-Q

Transamerica Event Driven

SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 8.4%
Airlines - 0.2%
Japan Airlines Co., Ltd.	6,900	$ 258,980

Biotechnology - 0.2%
Gilead Sciences, Inc.	2,284	189,572

Diversified Telecommunication Services - 0.1%
Hawaiian Telcom Holdco, Inc. (A) (B) (C)	6,853	163,513

Health Care Providers & Services - 0.3%
Aetna, Inc. (B)	3,122	317,945

Hotels, Restaurants & Leisure - 2.1%
MGM Resorts International (A) (B)	16,291	327,123
Starwood Hotels & Resorts Worldwide, Inc.	33,400	2,078,816

		2,405,939

Industrial Conglomerates - 0.4%
Koninklijke Philips NV	14,881	396,277

Media - 1.3%
Walt Disney Co.	16,000	1,533,120

Pharmaceuticals - 1.1%
Allergan PLC (A)	3,559	1,012,286
Mylan NV (A)	5,671	298,805

		1,311,091

Real Estate Management & Development - 0.7%
BUWOG AG (A)	18,676	383,901
Conwert Immobilien Invest SE (A)	28,535	403,536

		787,437

Road & Rail - 0.2%
Europcar Groupe SA (A) (D)	22,435	255,227

Software - 1.3%
Red Hat, Inc. (A) (C)	20,813	1,457,951

Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	12,720	127,963

Trading Companies & Distributors - 0.4%
Iwatani Corp. (B)	97,700	502,817

Total Common Stocks (Cost $10,324,178)		9,707,832

EXCHANGE-TRADED FUND - 2.0%
U.S. Fixed Income Fund - 2.0%
iShares iBoxx $ High Yield Corporate Bond ETF	29,299	2,322,825

Total Exchange-Traded Fund (Cost $2,331,239)		2,322,825

	Principal	Value
CONVERTIBLE BONDS - 46.6%
Airlines - 3.1%
International Consolidated Airlines Group SA
0.25%, 11/17/2020 (C) (E)	EUR 3,500,000	3,605,424

	Principal	Value
CONVERTIBLE BONDS (continued)
Biotechnology - 6.1%
BioMarin Pharmaceutical, Inc.
0.75%, 10/15/2018 (B) (C) (F)	$ 4,514,000	$ 4,863,835
Incyte Corp.
0.38%, 11/15/2018 (F)	1,500,000	2,260,312

		7,124,147

Diversified Telecommunication Services - 2.3%
Inmarsat PLC
1.75%, 11/16/2017 (E) (F)	1,800,000	2,632,500

Food Products - 1.0%
Marine Harvest ASA
0.13%, 11/05/2020 (E)	EUR 1,000,000	1,103,883

Internet & Catalog Retail - 1.4%
Ctrip.com International, Ltd.
1.00%, 07/01/2020 (C) (D)	$ 1,500,000	1,589,063

Internet Software & Services - 11.0%
Twitter, Inc.
1.00%, 09/15/2021 (C) (F)	6,030,000	4,888,069
WebMD Health Corp.
1.50%, 12/01/2020 (C)	3,000,000	3,466,875
Yahoo!, Inc.
Zero Coupon, 12/01/2018 (C) (F)	4,531,000	4,369,583

		12,724,527

Oil, Gas & Consumable Fuels - 0.0% (G)
Alpha Natural Resources, Inc.
3.75%, 12/15/2017 (C) (H)	5,929,000	11,117

Real Estate Investment Trusts - 2.9%
Hansteen Jersey Securities, Ltd.
4.00%, 07/15/2018 (C) (E) (F)	EUR 2,300,000	3,376,853

Real Estate Management & Development - 2.6%
Deutsche Wohnen AG
0.88%, 09/08/2021	2,100,000	3,052,957

Software - 10.6%
Citrix Systems, Inc.
0.50%, 04/15/2019 (C)	$ 3,000,000	3,161,250
FireEye, Inc.
Series A
1.00%, 06/01/2035 (D) (F)	1,210,000	992,200
salesforce.com, Inc.
0.25%, 04/01/2018	3,200,000	3,792,000
ServiceNow, Inc.
Zero Coupon, 11/01/2018	4,000,000	4,307,500

		12,252,950

Textiles, Apparel & Luxury Goods - 5.6%
Iconix Brand Group, Inc.
2.50%, 06/01/2016 (C) (F)	4,898,000	4,337,791
Shenzhou International Group Holdings, Ltd.
0.50%, 06/18/2019 (C) (E)	HKD 14,000,000	2,177,140

		6,514,931

Total Convertible Bonds (Cost $57,245,224)		53,988,352

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2016 Form N-Q

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 15.8%
Auto Components - 0.2%
Lear Corp.
5.38%, 03/15/2024	$ 205,000	$ 211,150

Chemicals - 1.9%
Blue Cube Spinco, Inc.
10.00%, 10/15/2025 (C) (D) (F)	1,800,000	1,944,000
TPC Group, Inc.
8.75%, 12/15/2020 (D)	468,000	311,220

		2,255,220

Diversified Telecommunication Services - 1.7%
Frontier Communications Corp.
11.00%, 09/15/2025 (D)	2,035,000	1,961,231

Energy Equipment & Services - 0.8%
Sabine Pass Liquefaction LLC
5.63%, 04/15/2023 (B) (C) (F)	1,051,000	922,253

Food Products - 0.2%
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp.
5.88%, 01/15/2024 (D)	263,000	272,205

Health Care Providers & Services - 2.3%
Molina Healthcare, Inc.
5.38%, 11/15/2022 (C) (D)	2,631,000	2,624,422

Hotels, Restaurants & Leisure - 2.4%
Scientific Games International, Inc.
10.00%, 12/01/2022 (C)	3,925,000	2,727,875

Marine - 1.1%
Eletson Holdings, Inc.
9.63%, 01/15/2022 (C) (D) (F)	1,542,000	1,310,700

Pharmaceuticals - 0.4%
Valeant Pharmaceuticals International, Inc.
6.13%, 04/15/2025 (C) (D)	500,000	449,375

Semiconductors & Semiconductor Equipment - 1.8%
Qorvo, Inc.
7.00%, 12/01/2025 (D)	2,098,000	2,082,265

Specialty Retail - 1.3%
L Brands, Inc.
5.63%, 02/15/2022	500,000	537,375
Men’s Wearhouse, Inc.
7.00%, 07/01/2022 (B) (C)	1,399,000	1,000,285

		1,537,660

Wireless Telecommunication Services - 1.7%
Sprint Communications, Inc.
9.00%, 11/15/2018 (D)	1,952,000	1,991,040

Total Corporate Debt Securities (Cost $19,632,703)		18,345,396

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.4%
Call - Advance Auto Parts, Inc.
Exercise Price $160.00
Expiration Date 02/19/2016	51	17,850

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED (continued)
Call - Ally Financial, Inc. (I) (J)
Exercise Price $23.00
Expiration Date 03/18/2016	451	$ 5,638
Call - Bank of America Corp.
Exercise Price $14.00
Expiration Date 02/19/2016	800	39,200
Call - BioMarin Pharmaceutical, Inc.
Exercise Price $110.00
Expiration Date 02/19/2016	45	225
Call - Ciena Corp.
Exercise Price $20.00
Expiration Date 02/19/2016	250	2,500
Call - iShares MSCI Brazil Capped ETF
Exercise Price $20.00
Expiration Date 02/05/2016	440	14,520
Call - JetBlue Airways Corp.
Exercise Price $22.00
Expiration Date 02/19/2016	402	20,100
Call - Macy’s, Inc.
Exercise Price $38.00
Expiration Date 02/05/2016	144	38,016
Call - Men’s Wearhouse, Inc.
Exercise Price $16.00
Expiration Date 03/18/2016	62	5,735
Call - Men’s Wearhouse, Inc.
Exercise Price $18.00
Expiration Date 03/18/2016	451	18,040
Call - Micron Technology, Inc.
Exercise Price $11.00
Expiration Date 02/05/2016	136	5,440
Call - Micron Technology, Inc.
Exercise Price $18.00
Expiration Date 07/15/2016	471	9,420
Call - Microsoft Corp.
Exercise Price $55.00
Expiration Date 02/19/2016	335	35,175
Call - Royal Caribbean Cruises, Ltd.
Exercise Price $90.00
Expiration Date 02/19/2016	43	5,160
Call - Royal Caribbean Cruises, Ltd.
Exercise Price $92.50
Expiration Date 02/19/2016	40	2,880
Call - Sprint Corp.
Exercise Price $4.00
Expiration Date 01/20/2017	521	26,050
Call - Target Corp.
Exercise Price $75.00
Expiration Date 02/19/2016	92	3,128
Call - Twitter, Inc.
Exercise Price $19.50
Expiration Date 02/05/2016	254	1,778
Call - Walt Disney Co.
Exercise Price $103.00
Expiration Date 02/05/2016	104	416
Call - WebMD Health Corp.
Exercise Price $55.00
Expiration Date 02/19/2016	64	5,440
Call - WebMD Health Corp.
Exercise Price $55.00
Expiration Date 03/18/2016	40	6,600
Call - WebMD Health Corp.
Exercise Price $60.00
Expiration Date 02/19/2016	108	2,052
Call - Yum! Brands, Inc.
Exercise Price $75.00
Expiration Date 02/19/2016	50	6,500

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2016 Form N-Q

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED (continued)
Put - BioMarin Pharmaceutical, Inc.
Exercise Price $70.00
Expiration Date 02/19/2016	66	$ 18,480
Put - Ctrip.com International, Ltd.
Exercise Price $41.00
Expiration Date 02/19/2016	100	12,700
Put - Gilead Sciences, Inc.
Exercise Price $75.00
Expiration Date 03/18/2016	92	16,560
Put - Las Vegas Sands Corp.
Exercise Price $41.50
Expiration Date 02/05/2016	69	1,173
Put - Men’s Wearhouse, Inc.
Exercise Price $10.00
Expiration Date 02/19/2016	287	9,471
Put - Radian Group, Inc.
Exercise Price $8.00
Expiration Date 03/18/2016	1,272	15,900
Put - SPDR S&P 500 ETF Trust
Exercise Price $174.00
Expiration Date 02/12/2016	250	3,500
Put - SPDR S&P 500 ETF Trust
Exercise Price $175.00
Expiration Date 02/26/2016	138	6,210
Put - SPDR S&P 500 ETF Trust
Exercise Price $180.00
Expiration Date 02/05/2016	32	192
Put - Twitter, Inc.
Exercise Price $16.00
Expiration Date 02/05/2016	248	5,952
Put - Vale SA
Exercise Price $1.00
Expiration Date 06/17/2016	636	3,180
Put - Vale SA
Exercise Price $2.00
Expiration Date 02/26/2016	400	3,200
Put - Walt Disney Co.
Exercise Price $95.00
Expiration Date 02/05/2016	160	16,480
Put - Yahoo!, Inc.
Exercise Price $27.50
Expiration Date 02/05/2016	175	7,350
Put - Yahoo!, Inc.
Exercise Price $28.00
Expiration Date 02/19/2016	196	17,444

Total Exchange-Traded Options Purchased (Cost $613,465)		409,655

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.45% (K)	1,542,878	1,542,878

Total Securities Lending Collateral (Cost $1,542,878)		1,542,878

	Principal	Value
REPURCHASE AGREEMENT - 43.8%

State Street Bank & Trust Co. 0.03% (K), dated 01/29/2016, to be repurchased at $50,723,331 on 02/01/2016. Collateralized by a U.S. Government Obligation, 1.00% due 05/31/2018, and with a value of 51,739,263.

	$ 50,723,204	$ 50,723,204

Total Repurchase Agreement (Cost $50,723,204)		50,723,204

Total Investments (Cost $142,412,891) (L)		137,040,142

	Shares	Value
SECURITIES SOLD SHORT - (31.4)%
COMMON STOCKS - (17.9)%
Airlines - (0.6)%
International Consolidated Airlines Group SA	(76,038)	(586,848)
JetBlue Airways Corp.	(3,500)	(74,585)

		(661,433)

Biotechnology - (3.0)%
BioMarin Pharmaceutical, Inc.	(24,658)	(1,825,185)
Incyte Corp.	(23,150)	(1,633,464)

		(3,458,649)

Diversified Telecommunication Services - (0.9)%
CenturyLink, Inc.	(2,323)	(59,051)
Cincinnati Bell, Inc.	(9,851)	(31,917)
Frontier Communications Corp.	(15,957)	(72,604)
Inmarsat PLC	(54,102)	(854,812)

		(1,018,384)

Food Products - (0.3)%
Marine Harvest ASA	(26,105)	(351,409)

Hotels, Restaurants & Leisure - (1.6)%
Marriott International, Inc., Class A	(25,500)	(1,562,640)
Popeyes Louisiana Kitchen, Inc.	(1,503)	(92,630)
Scientific Games Corp., Class A	(28,588)	(169,241)

		(1,824,511)

Internet & Catalog Retail - (0.4)%
Ctrip.com International, Ltd., ADR	(10,798)	(460,859)

Internet Software & Services - (2.0)%
Twitter, Inc.	(2,252)	(37,834)
WebMD Health Corp.	(43,050)	(2,200,285)
Yahoo!, Inc.	(3,629)	(107,092)

		(2,345,211)

Multiline Retail - (0.3)%
Macy’s, Inc.	(7,629)	(308,288)

Real Estate Investment Trusts - (2.2)%
Communications Sales & Leasing, Inc.	(1,196)	(22,975)
Hansteen Holdings PLC	(1,670,866)	(2,549,676)

		(2,572,651)

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2016 Form N-Q

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Real Estate Management & Development - (2.2)%
Deutsche Wohnen AG	(98,070)	$ (2,585,525)

Software - (3.1)%
Citrix Systems, Inc.	(15,873)	(1,118,412)
FireEye, Inc.	(3,393)	(47,807)
Microsoft Corp.	(3,360)	(185,102)
salesforce.com, Inc.	(19,280)	(1,312,197)
ServiceNow, Inc.	(15,100)	(939,371)

		(3,602,889)

Textiles, Apparel & Luxury Goods - (1.3)%
Shenzhou International Group Holdings, Ltd.	(221,000)	(1,187,876)
Tailored Brands, Inc.	(28,752)	(394,190)

		(1,582,066)

Total Common Stocks (Proceeds $21,716,828)		(20,771,875)

	Principal	Value
CONVERTIBLE BOND - (2.1)%
Software - (2.1)%
Red Hat, Inc.
0.25%, 10/01/2019	$ (2,014,000)	(2,387,849)

Total Convertible Bond (Proceeds $2,502,909)		(2,387,849)

CORPORATE DEBT SECURITIES - (10.2)%
Banks - (2.8)%
Bank of East Asia, Ltd.
4.25%, 11/20/2024, MTN (E) (M)	(1,900,000)	(1,886,782)
5.50%, 12/02/2020, MTN (E) (M) (N)	(1,400,000)	(1,321,825)

		(3,208,607)

Diversified Telecommunication Services - (1.1)%
Sprint Capital Corp.
6.90%, 05/01/2019	(1,580,000)	(1,264,000)

Electric Utilities - (2.2)%
Saudi Electricity Global Sukuk Co.
4.21%, 04/03/2022 (E)	(2,550,000)	(2,583,945)

Hotels, Restaurants & Leisure - (0.9)%
Scientific Games International, Inc.
6.63%, 05/15/2021	(2,131,000)	(1,012,225)

Metals & Mining - (0.8)%
Vale Overseas, Ltd.
4.38%, 01/11/2022	(1,288,000)	(895,160)

Oil, Gas & Consumable Fuels - (1.6)%
Chesapeake Energy Corp.
3.25%, 03/15/2016	(2,000,000)	(1,863,750)

Semiconductors & Semiconductor Equipment - (0.8)%
Micron Technology, Inc.
5.88%, 02/15/2022	(1,032,000)	(918,480)

Total Corporate Debt Securities (Proceeds $12,829,654)		(11,746,167)

Principal		Value
FOREIGN GOVERNMENT OBLIGATION - (1.2)%
Foreign Government Obligation - (1.2)%
Brazilian Government International Bond
4.88%, 01/22/2021	$ (1,500,000)	$ (1,432,500)

Total Foreign Government Obligation (Proceeds $1,386,000)		(1,432,500)

Total Securities Sold Short (Proceeds $38,435,391)		(36,338,391)

Net Other Assets (Liabilities) - 13.1%		15,132,758

Net Assets - 100.0%		$ 115,834,509

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2016 Form N-Q

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
SSB	02/29/2016	USD	24,196	CAD	34,000	$—	$(75)
SSB	02/29/2016	USD	62,254	CHF	63,000	683	—
SSB	02/29/2016	USD	13,427,689	EUR	12,300,000	93,992	—
SSB	02/29/2016	USD	139,178	GBP	97,000	958	—
SSB	02/29/2016	USD	2,234,368	HKD	17,410,000	—	(3,320)
SSB	02/29/2016	USD	768,904	JPY	91,000,000	16,854	—

Total						$112,487	$(3,395)

SECURITY VALUATION:

Valuation Inputs (O)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at January 31, 2016
ASSETS
Investments
Common Stocks	$7,507,094	$2,200,738	$—	$9,707,832
Exchange-Traded Fund	2,322,825	—	—	2,322,825
Convertible Bonds	—	53,988,352	—	53,988,352
Corporate Debt Securities	—	18,345,396	—	18,345,396
Exchange-Traded Options Purchased	404,017	5,638	—	409,655
Securities Lending Collateral	1,542,878	—	—	1,542,878
Repurchase Agreement	—	50,723,204	—	50,723,204

Total Investments	$11,776,814	$125,263,328	$—	$137,040,142

Other Financial Instruments
Forward Foreign Currency Contracts (P)	$—	$112,487	$—	$112,487

Total Other Financial Instruments	$—	$112,487	$—	$112,487

LIABILITIES
Securities Sold Short
Common Stocks	$(13,510,541)	$(7,261,334)	$—	$(20,771,875)
Convertible Bond	—	(2,387,849)	—	(2,387,849)
Corporate Debt Securities	—	(11,746,167)	—	(11,746,167)
Foreign Government Obligation	—	(1,432,500)	—	(1,432,500)

Total Securities Sold Short	$(13,510,541)	$(22,827,850)	$—	$(36,338,391)

Other Financial Instruments
Forward Foreign Currency Contracts (P)	$—	$(3,395)	$—	$(3,395)

Total Other Financial Instruments	$—	$(3,395)	$—	$(3,395)

Transfers (O)

Investments	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Exchange-Traded Options Purchased (J)	$5,638	$—	$—	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The total value of all securities on loan is $1,497,259. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)

All or a portion of the security has been segregated by the custodian as collateral for an open line of credit. The total value of all securities segregated as collateral for the open line of credit is $32,550,428.

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2016 Form N-Q

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the total aggregate value of 144A securities is $15,782,948, representing 13.6% of the Fund’s net assets.

(E)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2016, the total aggregate value of Regulation S securities is $7,103,248, representing 6.1% of the Fund’s net assets.

(F)

All or a portion of the security has been segregated by the custodian as collateral for open options and securities sold short transactions. The total value of all securities segregated as collateral for open options and securities sold short transactions is $12,095,616.

(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Security in default.
(I)

Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $5,638, representing less than 0.1% of the Fund’s net assets.

(J)	Transferred from Level 1 to 2 due to the unavailability of quoted market prices in active markets on January 31, 2016.
(K)	Rate disclosed reflects the yield at January 31, 2016.
(L)

Aggregate cost for federal income tax purposes is $142,412,891. Aggregate gross unrealized appreciation and depreciation for all securities is $663,100 and $6,035,849, respectively. Net unrealized depreciation for tax purposes is $5,372,749.

(M)	Floating or variable rate security. The rate disclosed is as of January 31, 2016.
(N)	Perpetual maturity. The date displayed is the next call date.
(O)

The Fund recognizes transfers between Levels at the end of the reporting period. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(P)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

SSB	State Street Bank & Trust Co.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2016 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 10.2%
BXG Receivables Note Trust
Series 2015-A, Class A
2.88%, 05/02/2030 (A)	$ 3,633,760	$ 3,641,127
CIFC Funding, Ltd.
Series 2012-2A, Class A3R
3.15%, 12/05/2024 (A) (B)	1,980,000	1,924,782
Countrywide Asset-Backed Certificates
Series 2006-6, Class 2A3
0.71%, 09/25/2036 (B)	2,000,000	1,789,941
Diamond Resorts Owner Trust
Series 2013-1, Class A
1.95%, 01/20/2025 (A)	178,139	177,926
Series 2013-2, Class A
2.27%, 05/20/2026 (A)	689,845	690,524
Series 2014-1, Class A
2.54%, 05/20/2027 (A)	375,163	375,976
GSAA Trust
Series 2006-1, Class A3
0.76%, 01/25/2036 (B)	2,488,446	1,671,456
GSAMP Trust
Series 2006-HE1, Class A2D
0.74%, 01/25/2036 (B)	1,230,000	1,170,036
Hilton Grand Vacations Trust
Series 2013-A, Class A
2.28%, 01/25/2026 (A)	201,217	200,547
HSBC Home Equity Loan Trust
Series 2006-3, Class A4
0.67%, 03/20/2036 (B)	346,327	343,976
Series 2007-2, Class M1
0.74%, 07/20/2036 (B)	100,000	96,062
JGWPT XXIII LLC
Series 2011-1A, Class A
4.70%, 10/15/2056 (A)	2,423,008	2,693,790
Lehman XS Trust
Series 2005-8, Class 1A3
0.78%, 12/25/2035 (B)	2,640,255	1,739,306
Marine Park CLO, Ltd.
Series 2012-1A, Class BR
2.96%, 10/12/2023 (A) (B)	3,085,000	2,994,684
NRZ Advance Receivables Trust Advance Receivables Backed
Series 2015-T2, Class AT2
3.30%, 08/17/2048 (A)	2,265,000	2,275,573
Series 2015-T3, Class CT3
3.77%, 11/15/2046 (A)	400,000	399,649
OCP CLO, Ltd.
Series 2015-8A, Class A1
2.15%, 04/17/2027 (A) (B)	725,000	711,182
Ocwen Master Advance Receivables Trust
Series 2015-1, Class CT1
3.52%, 09/17/2046 (A)	1,000,000	998,347
Series 2015-T2, Class CT2
3.77%, 11/15/2046 (A)	2,190,000	2,183,802
Orange Lake Timeshare Trust
Series 2014-AA, Class A
2.29%, 07/09/2029 (A)	1,058,615	1,055,554
Popular ABS Mortgage Pass-Through Trust
Series 2006-A, Class A4
0.75%, 02/25/2036 (B)	426,096	418,521
SBA Tower Trust
Series 2014-1A, Class C
2.90%, 10/15/2044 (A) (B)	3,245,000	3,253,392

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC
Series 2011-2A, Class A
3.26%, 05/20/2028 (A)	$ 430,427	$ 432,007
Series 2014-1A, Class A
2.07%, 03/20/2030 (A)	215,090	214,003
Soundview Home Loan Trust
Series 2006-3, Class A3
0.59%, 11/25/2036 (B)	3,177,117	2,668,402
Spirit Master Funding LLC
Series 2014-3A, Class A
5.74%, 03/20/2042 (A)	3,242,857	3,530,441
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes
Series 2015-T2, Class CT2
3.74%, 01/15/2047 (A)	500,000	500,040
Truman Capital Mortgage Loan Trust
Series 2005-1, Class A
0.86%, 03/25/2037 (A) (B)	349,352	341,176
Welk Resorts LLC
Series 2015-AA, Class A
2.79%, 06/16/2031 (A)	2,263,349	2,254,186
Westgate Resorts LLC
Series 2013-1A, Class A
2.25%, 08/20/2025 (A)	606,027	606,308
Series 2015-1A, Class A
2.75%, 05/20/2027 (A)	635,597	631,272

Total Asset-Backed Securities (Cost $39,285,323)		41,983,988

CORPORATE DEBT SECURITIES - 58.6%
Aerospace & Defense - 0.4%
Bombardier, Inc.
4.75%, 04/15/2019 (A) (C)	1,360,000	1,074,400
7.50%, 03/15/2025 (A)	720,000	495,000

		1,569,400

Airlines - 2.0%
America West Airlines Pass-Through Trust
8.06%, 01/02/2022	863,921	958,952
American Airlines Pass-Through Trust
4.00%, 01/15/2027	3,160,367	3,203,822
Continental Airlines Pass-Through Trust
6.90%, 10/19/2023	522,289	540,569
UAL Pass-Through Trust
10.40%, 05/01/2018	273,008	287,000
United Airlines Pass-Through Trust
3.75%, 03/03/2028	2,065,000	2,088,231
US Airways Pass-Through Trust
3.95%, 05/15/2027	398,032	403,008
Virgin Australia Trust
5.00%, 04/23/2025 (A)	782,962	806,451

		8,288,033

Automobiles - 0.6%
General Motors Co.
3.50%, 10/02/2018	1,480,000	1,486,201
4.88%, 10/02/2023	835,000	841,299

		2,327,500

Banks - 10.2%
Bank of America Corp.
6.88%, 04/25/2018, MTN	1,310,000	1,437,477
Barclays Bank PLC
10.18%, 06/12/2021 (A)	2,707,000	3,601,666
BBVA Bancomer SA
6.50%, 03/10/2021 (A)	3,600,000	3,869,352

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2016 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Citigroup, Inc.
5.95%, 01/30/2023 (B) (D)	$ 3,085,000	$ 3,007,875
Cooperatieve Rabobank UA
11.00%, 06/30/2019 (A) (B) (D)	2,850,000	3,470,445
First Horizon National Corp.
3.50%, 12/15/2020	1,320,000	1,317,851
HBOS PLC
6.75%, 05/21/2018, MTN (A)	3,505,000	3,830,443
HSBC Holdings PLC
6.38%, 09/17/2024 (B) (C) (D)	2,805,000	2,692,800
ING Bank NV
5.80%, 09/25/2023 (A)	2,240,000	2,409,832
Intesa Sanpaolo SpA
2.38%, 01/13/2017	1,500,000	1,505,741
5.02%, 06/26/2024 (A)	1,810,000	1,735,978
Regions Bank
7.50%, 05/15/2018	3,530,000	3,905,352
Royal Bank of Scotland Group PLC
5.13%, 05/28/2024	3,300,000	3,312,870
Santander Bank NA
2.00%, 01/12/2018	1,250,000	1,240,025
Turkiye Halk Bankasi AS
4.75%, 06/04/2019 (A)	1,300,000	1,287,572
Wells Fargo & Co.
7.98%, 03/15/2018 (B) (D)	3,205,000	3,349,225

		41,974,504

Biotechnology - 0.4%
Celgene Corp.
3.55%, 08/15/2022	1,440,000	1,460,758

Building Products - 1.0%
Associated Materials LLC / AMH New Finance, Inc.
9.13%, 11/01/2017	2,875,000	2,120,313
Owens Corning
4.20%, 12/15/2022	2,154,000	2,183,421

		4,303,734

Capital Markets - 3.8%
Deutsche Bank AG
1.68%, 08/20/2020 (B)	945,000	945,700
4.50%, 04/01/2025	1,460,000	1,300,076
Goldman Sachs Group, Inc.
5.70%, 05/10/2019 (B) (D)	1,665,000	1,642,106
Morgan Stanley
5.45%, 07/15/2019 (B) (D)	1,425,000	1,375,125
7.30%, 05/13/2019, MTN	1,250,000	1,432,470
Oaktree Capital Management, LP
6.75%, 12/02/2019 (A)	3,335,000	3,828,594
Prospect Capital Corp.
5.88%, 03/15/2023 (C)	3,430,000	3,217,800
UBS AG
7.63%, 08/17/2022	1,605,000	1,816,924

		15,558,795

Commercial Services & Supplies - 1.1%
General Electric Co.
5.00%, 01/21/2021 (B) (D)	2,839,000	2,917,073
Steelcase, Inc.
6.38%, 02/15/2021	1,480,000	1,643,103

		4,560,176

Communications Equipment - 0.6%
Motorola Solutions, Inc.
3.50%, 09/01/2021	2,613,000	2,478,449

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction Materials - 0.5%
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	$ 1,927,000	$ 1,924,495

Consumer Finance - 1.4%
Discover Financial Services
3.75%, 03/04/2025	1,705,000	1,644,017
Springleaf Finance Corp.
6.90%, 12/15/2017, MTN	3,980,000	4,069,152

		5,713,169

Containers & Packaging - 0.7%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
3.51%, 12/15/2019 (A) (B)	900,000	860,625
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Issuer, Inc.
6.00%, 06/15/2017 (A)	190,000	183,350
Coveris Holding Corp.
10.00%, 06/01/2018 (A)	2,000,000	1,895,000

		2,938,975

Diversified Financial Services - 1.3%
ILFC E-Capital Trust I
4.49%, 12/21/2065 (A) (B)	1,520,000	1,364,200
Jefferies Group LLC
5.13%, 01/20/2023	1,420,000	1,412,694
Vesey Street Investment Trust I
4.40%, 09/01/2016 (E)	705,000	717,063
Voya Financial, Inc.
5.50%, 07/15/2022	1,781,000	1,992,184

		5,486,141

Diversified Telecommunication Services - 2.9%
AT&T, Inc.
3.40%, 05/15/2025	1,945,000	1,863,363
CenturyLink, Inc.
5.80%, 03/15/2022	1,435,000	1,327,375
Frontier Communications Corp.
7.63%, 04/15/2024	1,085,000	905,975
Intelsat Jackson Holdings SA
7.50%, 04/01/2021	884,000	755,820
Unison Ground Lease Funding LLC
6.39%, 04/15/2040 (A)	6,130,000	7,042,618

		11,895,151

Electric Utilities - 0.3%
EDP Finance BV
5.25%, 01/14/2021 (A)	1,310,000	1,344,752

Electronic Equipment, Instruments & Components - 0.4%
Arrow Electronics, Inc.
3.50%, 04/01/2022	1,705,000	1,687,856

Energy Equipment & Services - 1.7%
Hiland Partners, LP / Hiland Partners Finance Corp.
7.25%, 10/01/2020 (A)	1,740,000	1,722,600
NuStar Logistics, LP
8.15%, 04/15/2018	1,921,000	1,882,580
Regency Energy Partners, LP / Regency Energy Finance Corp.
5.88%, 03/01/2022	50,000	45,779
Schlumberger Holdings Corp.
3.00%, 12/21/2020 (A)	510,000	498,842

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2016 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
Seadrill, Ltd.
6.13%, 09/15/2017 (A) (C)	$ 2,025,000	$ 668,250
Transocean, Inc.
7.13%, 12/15/2021 (C)	1,061,000	623,337
Weatherford International, Ltd.
9.63%, 03/01/2019	1,797,000	1,410,645

		6,852,033

Food & Staples Retailing - 1.0%
CVS Health Corp.
2.25%, 08/12/2019	995,000	1,002,146
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	1,529,000	1,529,309
Whole Foods Market, Inc.
5.20%, 12/03/2025 (A)	1,520,000	1,522,432

		4,053,887

Food Products - 0.7%
Kraft Heinz Foods Co.
2.80%, 07/02/2020 (A)	1,315,000	1,324,170
Post Holdings, Inc.
7.38%, 02/15/2022	1,318,000	1,388,842

		2,713,012

Health Care Equipment & Supplies - 0.5%
Mallinckrodt International Finance SA
3.50%, 04/15/2018	2,135,000	2,017,575
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
4.88%, 04/15/2020 (A)	200,000	191,500

		2,209,075

Health Care Providers & Services - 1.3%
CHS / Community Health Systems, Inc.
7.13%, 07/15/2020 (C)	1,700,000	1,623,500
Express Scripts Holding Co.
4.75%, 11/15/2021	1,894,000	2,044,541
Owens & Minor, Inc.
3.88%, 09/15/2021	1,610,000	1,640,812

		5,308,853

Hotels, Restaurants & Leisure - 0.9%
International Game Technology PLC
6.50%, 02/15/2025 (A)	1,542,000	1,380,090
Scientific Games International, Inc.
7.00%, 01/01/2022 (A)	1,094,000	1,028,360
Wyndham Worldwide Corp.
2.50%, 03/01/2018	1,358,000	1,349,058

		3,757,508

Household Durables - 0.4%
Meritage Homes Corp.
4.50%, 03/01/2018	1,675,000	1,670,812

Household Products - 0.7%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020	2,970,000	2,973,712

Independent Power and Renewable Electricity Producers - 0.5%
NRG Energy, Inc.
7.88%, 05/15/2021	2,465,000	2,144,550

Insurance - 6.1%
American Financial Group, Inc.
9.88%, 06/15/2019	1,325,000	1,620,594

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
American International Group, Inc.
5.85%, 01/16/2018, MTN	$ 1,400,000	$ 1,495,978
Chubb Corp.
6.38%, 03/29/2067 (B)	2,742,000	2,567,883
Fidelity National Financial, Inc.
6.60%, 05/15/2017	1,813,000	1,899,970
Hanover Insurance Group, Inc.
6.38%, 06/15/2021	2,925,000	3,352,688
Hartford Financial Services Group, Inc.
5.50%, 10/15/2016	159,000	163,896
Lincoln National Corp.
8.75%, 07/01/2019	625,000	752,775
Oil Insurance, Ltd.
3.59%, 02/29/2016 (A) (B) (D)	1,920,000	1,689,600
Principal Financial Group, Inc.
8.88%, 05/15/2019	285,000	339,855
Prudential Financial, Inc.
5.38%, 05/15/2045 (B)	2,870,000	2,813,174
Reinsurance Group of America, Inc.
3.18%, 12/15/2065 (B)	1,875,000	1,489,125
Sompo Japan Nipponkoa Insurance, Inc.
5.33%, 03/28/2073 (A) (B)	2,190,000	2,296,763
ZFS Finance USA Trust II
6.45%, 12/15/2065 (A) (B)	4,445,000	4,450,556

		24,932,857

Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.
3.30%, 02/15/2022	1,680,000	1,698,131

Machinery - 0.2%
CNH Industrial Capital LLC
3.88%, 07/16/2018	660,000	640,200

Media - 1.3%
Cablevision Systems Corp.
7.75%, 04/15/2018	1,325,000	1,341,562
CCO Holdings LLC / CCO Holdings Capital Corp.
6.50%, 04/30/2021	65,000	67,803
Clear Channel Worldwide Holdings, Inc.
7.63%, 03/15/2020	3,760,000	3,093,075
Numericable-SFR SAS
4.88%, 05/15/2019 (A)	940,000	932,950

		5,435,390

Metals & Mining - 0.5%
Glencore Finance Canada, Ltd.
5.80%, 11/15/2016 (A) (C)	325,000	322,969
Rio Tinto Finance USA, Ltd.
9.00%, 05/01/2019	1,632,000	1,892,898

		2,215,867

Multi-Utilities - 0.4%
Black Hills Corp.
4.25%, 11/30/2023	730,000	759,595
5.88%, 07/15/2020	700,000	780,512

		1,540,107

Oil, Gas & Consumable Fuels - 4.0%
Chesapeake Energy Corp.
3.87%, 04/15/2019 (B)	1,565,500	414,858
6.50%, 08/15/2017 (C)	1,525,000	747,250
CITGO Holding, Inc.
10.75%, 02/15/2020 (A)	1,249,000	1,186,550

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2016 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
CITGO Petroleum Corp.
6.25%, 08/15/2022 (A)	$ 1,085,000	$ 1,038,888
Energy Transfer Partners, LP
2.50%, 06/15/2018	980,000	896,783
EnLink Midstream Partners, LP
5.05%, 04/01/2045	1,095,000	639,234
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019	3,950,000	493,750
Lukoil International Finance BV
3.42%, 04/24/2018 (A)	1,175,000	1,150,031
ONEOK Partners, LP
4.90%, 03/15/2025 (C)	2,825,000	2,268,941
Petrobras Global Finance BV
3.00%, 01/15/2019 (C)	1,630,000	1,238,800
Petroleum Co., of Trinidad & Tobago, Ltd.
9.75%, 08/14/2019 (A)	1,922,000	1,941,220
Ras Laffan Liquefied Natural Gas Co., Ltd. III
6.75%, 09/30/2019 (A)	1,445,000	1,635,405
Rosneft Oil Co. via Rosneft International Finance, Ltd.
3.15%, 03/06/2017 (A)	535,000	528,981
YPF SA
8.50%, 07/28/2025 (A) (C)	2,242,000	2,086,461

		16,267,152

Paper & Forest Products - 0.4%
Boise Cascade Co.
6.38%, 11/01/2020	1,610,000	1,634,150

Pharmaceuticals - 0.9%
Actavis Funding SCS
3.45%, 03/15/2022	115,000	116,696
3.80%, 03/15/2025	670,000	679,796
Actavis, Inc.
3.25%, 10/01/2022	1,620,000	1,615,015
Perrigo Co. PLC
2.30%, 11/08/2018	903,000	895,019
Valeant Pharmaceuticals International, Inc.
5.88%, 05/15/2023 (A)	689,000	616,655

		3,923,181

Professional Services - 0.3%
Ceridian HCM Holding, Inc.
11.00%, 03/15/2021 (A)	1,351,000	1,067,290

Real Estate Investment Trusts - 3.0%
CBL & Associates, LP
5.25%, 12/01/2023	1,953,000	1,916,745
EPR Properties
7.75%, 07/15/2020	1,850,000	2,182,156
Government Properties Income Trust
3.75%, 08/15/2019	2,184,000	2,232,753
Hospitality Properties Trust
5.00%, 08/15/2022	1,653,000	1,707,108
Kilroy Realty, LP
6.63%, 06/01/2020	1,796,000	2,067,058
Vereit Operating Partnership, LP
2.00%, 02/06/2017	2,210,000	2,181,270

		12,287,090

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail - 1.2%
Aviation Capital Group Corp.
4.63%, 01/31/2018 (A)	$ 940,000	$ 954,100
7.13%, 10/15/2020 (A)	3,610,000	4,070,275

		5,024,375

Semiconductors & Semiconductor Equipment - 0.3%
KLA-Tencor Corp.
4.13%, 11/01/2021	1,204,000	1,234,642

Software - 0.1%
First Data Corp.
6.75%, 11/01/2020 (A)	423,000	445,736

Specialty Retail - 0.1%
Claire’s Stores, Inc.
9.00%, 03/15/2019 (A)	810,000	483,975

Technology Hardware, Storage & Peripherals - 0.4%
Hewlett Packard Enterprise Co.
3.60%, 10/15/2020 (A)	1,493,000	1,496,849

Tobacco - 0.7%
Imperial Tobacco Finance PLC
2.05%, 07/20/2018 (A)	630,000	630,764
RJ Reynolds Tobacco Co.
8.13%, 06/23/2019 (C)	1,880,000	2,228,176

		2,858,940

Trading Companies & Distributors - 0.5%
International Lease Finance Corp.
6.75%, 09/01/2016 (A)	2,105,000	2,147,100

Wireless Telecommunication Services - 2.5%
Crown Castle Towers LLC
3.22%, 05/15/2042 (A)	680,000	680,000
4.88%, 08/15/2040 (A)	1,915,000	2,083,635
6.11%, 01/15/2040 (A)	2,892,000	3,178,615
SBA Tower Trust
5.10%, 04/15/2042 (A)	1,120,000	1,136,423
Sprint Communications, Inc.
9.00%, 11/15/2018 (A)	3,105,000	3,167,100

		10,245,773

Total Corporate Debt Securities (Cost $247,818,309)		240,774,135

FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Mexican Bonos
7.25%, 12/15/2016	MXN 5,700,000	324,235
8.50%, 12/13/2018	5,328,600	324,174
Philippine Government International Bond
4.95%, 01/15/2021	PHP 50,000,000	1,078,202

Total Foreign Government Obligations (Cost $2,019,562)		1,726,611

LOAN ASSIGNMENTS - 0.9%
Food & Staples Retailing - 0.1%
Albertson’s LLC
Term Loan B2
5.50%, 03/21/2019 (B)	$ 491,299	485,567

Metals & Mining - 0.1%
Atkore International, Inc.
2nd Lien Term Loan
7.75%, 10/09/2021 (B)	550,000	480,792

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2016 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Technology Hardware, Storage & Peripherals - 0.7%
Dell International LLC
Term Loan B2
4.00%, 04/29/2020 (B)	$ 2,757,461	$ 2,748,077

Total Loan Assignments (Cost $3,795,060)		3,714,436

MORTGAGE-BACKED SECURITIES - 15.8%
7 WTC Depositor LLC Trust
Series 2012-7WTC, Class A
4.08%, 03/13/2031 (A)	579,350	587,079
Alternative Loan Trust
Series 2004-3T1, Class A3
5.00%, 05/25/2034	334,630	339,602
Series 2005-14, Class 4A1
0.65%, 05/25/2035 (B)	2,862,808	2,418,014
Series 2006-OC1, Class 2A3A
0.75%, 03/25/2036 (B)	3,222,318	2,843,076
American Home Mortgage Assets Trust
Series 2007-2, Class A1
0.55%, 03/25/2047 (B)	966,623	699,311
Banc of America Funding Trust
Series 2007-3, Class TA2
0.61%, 04/25/2037 (B)	644,338	426,494
BB-UBS Trust
Series 2012-TFT, Class C
3.58%, 06/05/2030 (A) (B)	2,345,000	2,222,497
BBCMS Trust
Series 2014-BXO, Class C
2.43%, 08/15/2027 (A) (B)	2,500,000	2,486,055
BCAP LLC Trust
Series 2009-RR14, Class 1A1
6.00%, 05/26/2037 (A) (B)	522,608	546,831
BHMS Mortgage Trust
Series 2014-ATLS, Class CFX
4.85%, 07/05/2033 (A) (B)	2,000,000	1,975,306
Boca Hotel Portfolio Trust
Series 2013-BOCA, Class C
2.58%, 08/15/2026 (A) (B)	1,000,000	996,825
CD Commercial Mortgage Trust
Series 2007-CD4, Class A1A
5.29%, 12/11/2049 (B)	733,917	753,684
CGBAM Commercial Mortgage Trust
Series 2015-SMRT, Class B
3.21%, 04/10/2028 (A)	2,200,000	2,226,291
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1
0.70%, 04/25/2035 (B)	522,449	419,292
Citigroup Commercial Mortgage Trust
Series 2014-388G, Class D
2.18%, 06/15/2033 (A) (B)	1,600,000	1,547,560
Citigroup Mortgage Loan Trust
Series 2014-A, Class A
4.00%, 01/25/2035 (A) (B)	340,637	351,214
Series 2015-A, Class A1
3.50%, 06/25/2058 (B)	605,190	616,207
COMM Mortgage Trust
Series 2014-PAT, Class D
2.57%, 08/13/2027 (A) (B)	2,755,000	2,648,751
CSMC Trust
Series 2010-18R, Class 1A11
2.60%, 08/26/2035 (A) (B)	125,112	124,346
Series 2010-RR2, Class 1B
5.51%, 04/15/2047 (A) (B)	4,200,000	4,311,856
Series 2014-11R, Class 17A1
0.57%, 12/27/2036 (A) (B)	1,633,394	1,553,145

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust (continued)
Series 2015-DEAL, Class D
3.53%, 04/15/2029 (A) (B)	$ 1,000,000	$ 959,460
GS Mortgage Securities Trust
Series 2013-G1, Class A2
3.56%, 04/10/2031 (A) (B)	2,000,000	2,012,109
GSR Mortgage Loan Trust
Series 2007-OA1, Class 2A1
0.55%, 05/25/2037 (B)	352,356	197,396
Impac CMB Trust
Series 2007-A, Class A
0.68%, 05/25/2037 (A) (B)	472,108	430,285
Independent National Mortgage Corp. Index Mortgage Loan Trust
Series 2007-AR15, Class 2A1
4.11%, 08/25/2037 (B)	1,502,942	1,152,443
Jefferies Re-REMIC Trust
Series 2009-R2, Class 2A
2.74%, 12/26/2037 (A) (B)	276,235	273,898
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 (A)	174,271	179,351
Series 2009-R7, Class 12A1
2.75%, 08/26/2036 (A) (B)	58,372	58,042
Series 2009-R7, Class 1A1
2.49%, 02/26/2036 (A) (B)	733,263	718,451
Series 2009-R7, Class 4A1
2.67%, 09/26/2034 (A) (B)	242,166	238,918
Series 2009-R9, Class 1A1
2.41%, 08/26/2046 (A) (B)	421,861	424,909
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-LD11, Class AM
5.96%, 06/15/2049 (B)	2,760,000	2,813,300
Series 2007-LD11, Class ASB
5.96%, 06/15/2049 (B)	27,244	27,684
Series 2014-DSTY, Class C
3.93%, 06/10/2027 (A) (B)	2,000,000	2,013,790
Series 2014-FBLU, Class C
2.43%, 12/15/2028 (A) (B)	900,000	899,867
Series 2015-CSMO, Class C
2.68%, 01/15/2032 (A) (B)	1,730,000	1,685,449
JPMorgan Commercial Mortgage-Backed Securities Trust
Series 2009-RR2, Class MLB
5.81%, 06/15/2050 (A) (B)	4,046,000	4,187,845
JPMorgan Re-REMIC Trust
Series 2009-7, Class 8A1
3.10%, 01/27/2047 (A) (B)	20,065	20,052
LB Commercial Mortgage Trust
Series 2007-C3, Class A1A
6.05%, 07/15/2044 (B)	399,542	416,013
Merrill Lynch Mortgage Investors Trust
Series 2006-A1, Class 1A1
3.53%, 03/25/2036 (B)	2,571,622	1,888,827
Morgan Stanley Re-REMIC Trust
Series 2010-GG10, Class A4A
5.99%, 08/15/2045 (A) (B)	2,522,499	2,590,789
Series 2010-R4, Class 3A
5.50%, 08/26/2047 (A)	763,349	778,578
Series 2014-R4, Class 4A
2.87%, 11/21/2035 (A) (B)	3,335,145	3,370,069
ORES LLC
Series 2014-LV3, Class A
3.00%, 03/27/2024 (A)	410,056	410,056
RALI Trust
Series 2006-QO1, Class 3A1
0.70%, 02/25/2046 (B)	6,874,993	3,885,721
Series 2006-QO2, Class A1

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2016 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
RALI Trust (continued)
0.65%, 02/25/2046 (B)	$ 131,987	$ 55,132
Series 2007-QH5, Class AI1
0.64%, 06/25/2037 (B)	467,749	360,523
Residential Asset Securitization Trust
Series 2004-A4, Class A11
5.50%, 08/25/2034	2,352,724	2,462,126
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-G, Class A1
2.62%, 06/25/2033 (B)	180,533	181,472
Series 2003-L, Class 1A2
2.64%, 11/25/2033 (B)	128,994	129,323

Total Mortgage-Backed Securities (Cost $64,997,971)		64,915,314

MUNICIPAL GOVERNMENT OBLIGATION - 1.3%
California - 1.3%
State of California, General Obligation Unlimited
7.95%, 03/01/2036	4,345,000	5,223,081

Total Municipal Government Obligation (Cost $4,586,151)		5,223,081

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.1%
Federal Home Loan Mortgage Corp., Interest Only STRIPS
5.00%, 08/01/2035	2,025,786	386,375
Federal National Mortgage Association
3.50%, TBA (F)	7,596,000	8,027,352

Total U.S. Government Agency Obligations (Cost $9,357,457)		8,413,727

U.S. GOVERNMENT OBLIGATIONS - 6.3%
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	5,059,611	6,106,120
U.S. Treasury Note
0.63%, 07/31/2017	2,877,000	2,872,279
1.38%, 07/31/2018	438,000	443,270
1.75%, 05/15/2022	4,174,100	4,216,004
2.00%, 02/15/2025 - 08/15/2025	6,527,000	6,576,417
2.50%, 08/15/2023	5,304,200	5,599,039

Total U.S. Government Obligations (Cost $24,689,387)		25,813,129

	Shares	Value
COMMON STOCK - 0.1%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc. (C)	7,000	349,790

Total Common Stock (Cost $219,221)		349,790

CONVERTIBLE PREFERRED STOCKS - 0.5%
Multi-Utilities - 0.1%
Dominion Resources, Inc.
Series A, 6.13%	7,000	391,720

Pharmaceuticals - 0.3%
Allergan PLC
Series A, 5.50%	1,369	1,298,209

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (continued)
Real Estate Investment Trusts - 0.1%
Weyerhaeuser Co.
Series A, 6.38%	5,000	$ 229,150

Total Convertible Preferred Stocks (Cost $1,994,417)		1,919,079

PREFERRED STOCKS - 1.6%
Banks - 0.4%
CoBank ACB
Series F, 6.25% (A) (B)	14,300	1,479,156

Consumer Finance - 0.2%
Ally Financial, Inc.
Series A, 8.50% (B)	39,197	987,764

Diversified Telecommunication Services - 1.0%
Centaur Funding Corp.
Series B, 9.08% (A)	3,513	4,229,872

Total Preferred Stocks (Cost $6,697,230)		6,696,792

WARRANT - 0.1%
Banks - 0.1%
Wells Fargo & Co. (G)
Exercise Price $33.92
Expiration Date 10/28/2018	25,210	421,763

Total Warrant (Cost $194,117)		421,763

	Principal	Value
SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.6%
Federal Home Loan Bank Discount Notes
0.13%, 02/03/2016 (H)	$ 376,000	375,995
0.23%, 02/17/2016 (H)	1,010,000	1,009,883
0.37%, 04/22/2016 (H)	121,000	120,902
0.41%, 03/04/2016 (H)	1,040,000	1,039,725

Total Short-Term U.S. Government Agency Obligations (Cost $2,546,416)		2,546,505

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.3%
U.S. Treasury Bill
0.17%, 03/24/2016 (H)	1,352,000	1,351,480
0.18%, 04/14/2016 (H)	4,152,000	4,149,600

Total Short-Term U.S. Government Obligations (Cost $5,502,158)		5,501,080

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.45% (H)	8,606,063	8,606,063

Total Securities Lending Collateral (Cost $8,606,063)		8,606,063

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2016 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 2.0%

State Street Bank & Trust Co. 0.03% (H), dated 01/29/2016, to be repurchased at $8,146,787 on 02/01/2016. Collateralized by U.S. Government Obligations, 1.00%, due 02/15/2018 - 05/15/2018, and with a total value of $8,313,228.

$ 8,146,766	$ 8,146,766

Total Repurchase Agreement (Cost $8,146,766)	8,146,766

Total Investments (Cost $430,455,608) (I)	426,752,259
Net Other Assets (Liabilities) - (3.9)%	(16,044,543)

Net Assets - 100.0%	$ 410,707,716

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at January 31, 2016
ASSETS
Investments
Asset-Backed Securities	$—	$41,983,988	$—	$41,983,988
Corporate Debt Securities	—	240,774,135	—	240,774,135
Foreign Government Obligations	—	1,726,611	—	1,726,611
Loan Assignments	—	3,714,436	—	3,714,436
Mortgage-Backed Securities	—	64,915,314	—	64,915,314
Municipal Government Obligation	—	5,223,081	—	5,223,081
U.S. Government Agency Obligations	—	8,413,727	—	8,413,727
U.S. Government Obligations	—	25,813,129	—	25,813,129
Common Stock	349,790	—	—	349,790
Convertible Preferred Stocks	1,919,079	—	—	1,919,079
Preferred Stocks	6,696,792	—	—	6,696,792
Warrant	421,763	—	—	421,763
Short-Term U.S. Government Agency Obligations	—	2,546,505	—	2,546,505
Short-Term U.S. Government Obligations	—	5,501,080	—	5,501,080
Securities Lending Collateral	8,606,063	—	—	8,606,063
Repurchase Agreement	—	8,146,766	—	8,146,766

Total Investments	$17,993,487	$408,758,772	$—	$426,752,259

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2016 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the total aggregate value of 144A securities is $169,480,403, representing 41.3% of the Fund’s net assets.

(B)	Floating or variable rate security. The rate disclosed is as of January 31, 2016.
(C)

All or a portion of the security is on loan. The total value of all securities on loan is $8,431,288. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of January 31, 2016; the maturity date disclosed is the ultimate maturity date.
(F)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after January 31, 2016.
(G)	Non-income producing security.
(H)	Rate disclosed reflects the yield at January 31, 2016.
(I)

Aggregate cost for federal income tax purposes is $430,455,608. Aggregate gross unrealized appreciation and depreciation for all securities is $15,461,087 and $19,164,436, respectively. Net unrealized depreciation for tax purposes is $3,703,349.

(J)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

MXN	Mexican Peso
PHP	Philippine Peso

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Funds	Page 8	January 31, 2016 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 8.9%
Banks - 0.4%
CIT Group, Inc.
5.25%, 03/15/2018 (A)	$ 1,500,000	$ 1,549,680

Building Products - 0.6%
Norbord, Inc.
6.25%, 04/15/2023 (B)	2,000,000	1,945,000

Chemicals - 0.2%
Hexion, Inc.
6.63%, 04/15/2020	750,000	581,250

Communications Equipment - 0.6%
CommScope, Inc.
4.38%, 06/15/2020 (A) (B)	2,000,000	2,035,000

Consumer Finance - 0.6%
Springleaf Finance Corp.
5.25%, 12/15/2019	2,500,000	2,287,500

Containers & Packaging - 1.2%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
3.51%, 12/15/2019 (A) (B) (C)	2,000,000	1,912,500
Coveris Holding Corp.
10.00%, 06/01/2018 (B)	1,000,000	947,500
Coveris Holdings SA
7.88%, 11/01/2019 (B)	1,625,000	1,283,750

		4,143,750

Diversified Financial Services - 0.3%
Denali Borrower LLC / Denali Finance Corp.
5.63%, 10/15/2020 (B)	1,000,000	1,052,500

Food Products - 0.5%
Post Holdings, Inc.
6.75%, 12/01/2021 (A) (B)	500,000	523,050
7.75%, 03/15/2024 (A) (B)	1,000,000	1,065,000

		1,588,050

Health Care Providers & Services - 1.6%
CHS / Community Health Systems, Inc.
5.13%, 08/01/2021	1,000,000	992,500
LifePoint Health, Inc.
5.50%, 12/01/2021	500,000	507,500
5.88%, 12/01/2023	250,000	259,375
Tenet Healthcare Corp.
4.01%, 06/15/2020 (B) (C)	2,000,000	1,965,000
4.50%, 04/01/2021	2,000,000	1,960,000

		5,684,375

Hotels, Restaurants & Leisure - 0.1%
Scientific Games International, Inc.
7.00%, 01/01/2022 (A) (B)	500,000	470,000

Household Durables - 0.3%
Meritage Homes Corp.
4.50%, 03/01/2018	1,000,000	997,500

Household Products - 0.3%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020	1,000,000	1,001,250

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media - 1.3%
Cablevision Systems Corp.
7.75%, 04/15/2018	$ 1,500,000	$ 1,518,750
CCO Holdings LLC / CCO Holdings Capital Corp.
6.50%, 04/30/2021	2,000,000	2,086,240
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	1,000,000	908,125

		4,513,115

Oil, Gas & Consumable Fuels - 0.5%
CITGO Petroleum Corp.
6.25%, 08/15/2022 (B)	1,896,000	1,815,420

Software - 0.1%
Infor US, Inc.
5.75%, 08/15/2020 (A) (B)	500,000	503,750

Wireless Telecommunication Services - 0.3%
Sprint Communications, Inc.
6.00%, 11/15/2022 (A)	1,500,000	1,008,750

Total Corporate Debt Securities (Cost $32,644,781)		31,176,890

LOAN ASSIGNMENTS - 84.6%
Aerospace & Defense - 1.3%
BE Aerospace, Inc.
Term Loan B
4.00%, 12/16/2021 (C)	938,182	937,009
Silver II US Holdings LLC
Term Loan
4.00%, 12/13/2019 (C)	901,237	741,268
TransDigm, Inc.
Term Loan C
3.75%, 02/28/2020 (C)	871,338	849,918
Term Loan E
3.50%, 05/14/2022 (C)	1,985,721	1,900,915

		4,429,110

Auto Components - 0.8%
Crowne Group LLC
1st Lien Term Loan
6.00%, 09/30/2020 (C)	1,978,719	1,879,783
Goodyear Tire & Rubber Co.
2nd Lien Term Loan
3.75%, 04/30/2019 (C)	900,000	899,719

		2,779,502

Automobiles - 0.3%
Chrysler Group LLC
Term Loan B
3.50%, 05/24/2017 (C)	987,080	981,048

Biotechnology - 1.1%
Sage Products Holdings III LLC
2nd Lien Term Loan
TBD, 06/13/2020 (D) (E)	1,000,000	995,833
Refinance Term Loan B
4.25%, 12/13/2019 (C)	3,046,885	3,016,416

		4,012,249

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2016 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Building Products - 1.1%
Builders FirstSource, Inc.
Term Loan B
6.00%, 07/31/2022 (C)	$ 1,995,417	$ 1,953,014
Ply Gem Industries, Inc.
Term Loan
4.00%, 02/01/2021 (C)	1,965,000	1,925,700

		3,878,714

Capital Markets - 2.4%
Duff & Phelps Investment Management Co.
Term Loan B
4.75%, 04/23/2020 (C)	977,459	955,467
Term Loan B1
4.75%, 04/23/2020 (C)	495,000	483,862
First Eagle Investment Management LLC
Term Loan
4.75%, 12/01/2022 (C)	1,000,000	945,000
Guggenheim Partners LLC
Term Loan
4.25%, 07/22/2020 (C)	2,963,453	2,936,287
Onex Wizard US Acquisition, Inc.
Term Loan
4.25%, 03/13/2022 (C)	1,267,750	1,251,508
RPI Finance Trust
Term Loan B4
3.50%, 11/09/2020 (C)	1,984,962	1,977,932

		8,550,056

Chemicals - 1.5%
Chemours Co.
Term Loan B
3.75%, 05/12/2022 (C)	796,000	705,123
Minerals Technologies, Inc.
Fixed Rate Term Loan
4.75%, 05/09/2021 (C)	2,100,000	2,052,750
Term Loan B1
3.75%, 05/09/2021 (C)	166,904	164,401
Road Infrastructure Investment LLC
1st Lien Term Loan
4.25%, 03/31/2021 (C)	994,937	951,823
Trinseo Materials Operating SCA
Term Loan B
4.25%, 11/05/2021 (C)	1,492,500	1,449,590

		5,323,687

Commercial Services & Supplies - 4.2%
ADS Waste Holdings, Inc.
Term Loan B2
3.75%, 10/09/2019 (C) (D)	1,930,083	1,870,974
Asurion LLC
Term Loan B1
5.00%, 05/24/2019 (C)	811,235	762,764
Term Loan B4
5.00%, 08/04/2022 (C)	995,000	912,084
Multi Packaging Solutions, Inc.
Incremental Term Loan
4.25%, 09/30/2020 (C)	400,180	392,177
Term Loan A
4.25%, 09/30/2020 (C)	399,167	391,183
Term Loan B
4.25%, 09/30/2020 (C)	1,600,655	1,568,642
Quincy Newspapers, Inc.
Term Loan B
5.51%, 10/13/2022 (C)	1,992,000	1,947,180

	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
RGIS Services LLC
Term Loan C
5.50%, 10/18/2017 (C)	$ 488,579	$ 350,555
Varsity Brands, Inc.
1st Lien Term Loan
5.00%, 12/11/2021 (C)	3,971,203	3,933,147
W/S Packaging Group, Inc.
Term Loan B
5.00%, 08/09/2019 (C)	467,564	406,780
Waste Industries USA, Inc.
Term Loan B
4.25%, 02/27/2020 (C)	598,492	595,126
WTG Holdings III Corp.
1st Lien Term Loan
4.75%, 01/15/2021 (C)	1,642,061	1,592,799

		14,723,411

Communications Equipment - 1.4%
AVSC Holding Corp.
1st Lien Term Loan
4.50%, 01/24/2021 (C)	3,655,833	3,509,600
Riverbed Technology, Inc.
Term Loan B
6.00%, 04/24/2022 (C)	1,489,994	1,475,626

		4,985,226

Construction & Engineering - 0.8%
Granite Acquisition, Inc.
Term Loan B
5.00%, 12/19/2021 (C)	1,917,414	1,737,656
Term Loan C
5.00%, 12/19/2021 (C)	63,218	57,292
Pike Corp.
1st Lien Term Loan
5.50%, 12/22/2021 (C)	838,710	832,419

		2,627,367

Consumer Finance - 0.7%
Altice US Finance I Corp.
Extended Term Loan
4.25%, 12/14/2022 (C)	2,486,800	2,437,064

Containers & Packaging - 5.9%
Anchor Glass Container Corp.
1st Lien Term Loan
4.50%, 07/01/2022 (C)	3,984,324	3,971,044
Berry Plastics Holding Corp.
Term Loan E
3.75%, 01/06/2021 (C)	2,812,222	2,775,897
Term Loan F
4.00%, 10/01/2022 (C)	973,690	968,457
BWAY Holding Co., Inc.
Term Loan B
5.50%, 08/14/2020 (C)	2,473,665	2,312,877
Coveris Holdings SA
Term Loan B1
4.50%, 05/08/2019 (C)	2,481,013	2,378,671
Hilex Poly Co. LLC
Term Loan B
6.00%, 12/05/2021 (C)	1,290,741	1,286,438
Packaging Coordinators, Inc.
1st Lien Term Loan
5.25%, 08/01/2021 (C)	989,981	980,081

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2016 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Containers & Packaging (continued)
Printpack Holdings, Inc.
Term Loan
6.00%, 05/28/2020 (C)	$ 2,968,627	$ 2,953,784
Tekni-Plex, Inc.
Term Loan B
4.50%, 06/01/2022 (C)	2,985,000	2,921,569

		20,548,818

Distributors - 0.5%
Autoparts Holdings, Ltd.
1st Lien Term Loan
7.95%, 07/29/2017 (C)	2,016,884	1,603,423

Diversified Consumer Services - 2.7%
Affinion Group, Inc.
Term Loan B
6.75%, 04/30/2018 (C)	978,685	883,875
Pre-Paid Legal Services, Inc.
1st Lien Term Loan
6.50%, 07/01/2019 (C) (D)	2,924,571	2,873,391
ServiceMaster Co.
Term Loan B
4.25%, 07/01/2021 (C)	3,958,681	3,926,517
William Morris Endeavor Entertainment LLC
1st Lien Term Loan
5.25%, 05/06/2021 (C)	1,978,696	1,940,359

		9,624,142

Diversified Telecommunication Services - 1.2%
Cincinnati Bell, Inc.
Term Loan B
4.00%, 09/10/2020 (C)	879,750	845,293
Global Tel*Link Corp.
1st Lien Term Loan
5.00%, 05/22/2020 (C)	723,810	521,143
Hawaiian Telcom Communications, Inc.
Term Loan B
5.00%, 06/06/2019 (C)	1,987,318	1,965,789
Neptune Finco Corp.
Term Loan B
5.00%, 10/09/2022 (C)	1,000,000	996,944

		4,329,169

Electric Utilities - 0.3%
Lonestar Generation LLC
Term Loan B
5.25%, 02/20/2021 (C)	1,476,235	974,315

Electrical Equipment - 0.3%
Trojan Battery Co. LLC
Term Loan
5.75%, 06/11/2021 (C)	991,234	975,127

Electronic Equipment, Instruments & Components - 1.1%
Sensus USA, Inc.
1st Lien Term Loan
4.50%, 05/09/2017 (C) (D)	3,156,920	3,030,643
Zebra Technologies Corp.
Term Loan B
4.75%, 10/27/2021 (C)	925,000	924,486

		3,955,129

	Principal	Value
LOAN ASSIGNMENTS (continued)
Energy Equipment & Services - 0.1%
Floatel International, Ltd.
Term Loan B
6.00%, 06/27/2020 (C)	$ 491,250	$ 188,312

Food & Staples Retailing - 2.8%
Albertson’s LLC
Term Loan B2
5.50%, 03/21/2019 (C)	1,286,285	1,271,278
Hostess Brands LLC
1st Lien Term Loan
4.50%, 08/03/2022 (C)	2,992,500	2,971,927
2nd Lien Term Loan
8.50%, 08/03/2023 (C)	1,000,000	981,250
Rite Aid Corp.
2nd Lien Term Loan
4.88%, 06/21/2021 (C)	1,500,000	1,496,719
5.75%, 08/21/2020 (C)	2,280,000	2,280,000
Supervalu, Inc.
Refinance Term Loan B
4.50%, 03/21/2019 (C)	734,934	706,762

		9,707,936

Food Products - 3.1%
Aramark Services, Inc.
Extended Synthetic LOC 2
1.96%, 07/26/2016 (C)	338,091	333,020
Extended Synthetic LOC 3
1.96%, 07/26/2016 (C)	171,231	168,662
B&G Foods, Inc.
Term Loan B
3.75%, 11/02/2022 (C)	750,000	747,656
Bellisio Foods, Inc.
Term Loan
5.25%, 08/01/2019 (C)	760,162	653,740
CSM Bakery Solutions LLC
1st Lien Term Loan
5.00%, 07/03/2020 (C)	2,460,019	2,377,609
Del Monte Foods, Inc.
1st Lien Term Loan
4.25%, 02/18/2021 (C)	1,718,101	1,640,787
Dole Food Co., Inc.
Term Loan B
4.50%, 11/01/2018 (C)	2,324,764	2,272,457
Hearthside Group Holdings LLC
Term Loan
4.50%, 06/02/2021 (C)	985,000	945,600
Pinnacle Foods Finance LLC
Incremental Term Loan
3.75%, 01/13/2023 (C)	500,000	499,271
Post Holdings, Inc.
Series A, Incremental Term Loan
3.75%, 06/02/2021 (C)	354,024	352,823
Shearer’s Foods, Inc.
1st Lien Term Loan
4.94%, 06/30/2021 (C)	987,500	961,578

		10,953,203

Health Care Equipment & Supplies - 4.5%
Alere, Inc.
Term Loan A
TBD, 06/03/2020 (D) (E)	1,000,000	993,750
Term Loan B
4.25%, 06/18/2022 (C)	2,781,796	2,749,508

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2016 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Equipment & Supplies (continued)
CPI Buyer LLC
1st Lien Term Loan
5.50%, 08/18/2021 (C)	$ 987,502	$ 938,127
DJO Finance LLC
Term Loan
4.25%, 06/08/2020 (C)	2,736,250	2,640,481
Halyard Health, Inc.
Term Loan B
4.00%, 11/01/2021 (C)	1,869,295	1,856,677
Kinetic Concepts, Inc.
Term Loan E1
4.50%, 05/04/2018 (C)	1,964,925	1,905,977
Term Loan E2
4.00%, 11/04/2016 (C)	1,984,810	1,966,203
New Millennium HoldCo, Inc.
Exit Term Loan
7.50%, 12/21/2020 (C)	169,014	151,479
Onex Carestream Finance, LP
1st Lien Term Loan
5.00%, 06/07/2019 (C)	2,789,887	2,420,227

		15,622,429

Health Care Providers & Services - 6.3%
Ardent Legacy Acquisitions, Inc.
Term Loan B
6.50%, 07/21/2021 (C)	3,288,280	3,263,618
Community Health Systems, Inc.
Term Loan G
3.75%, 12/31/2019 (C)	1,578,874	1,515,720
Term Loan H
4.00%, 01/27/2021 (C)	1,989,700	1,911,218
HCA, Inc.
Term Loan B5
3.18%, 03/31/2017 (C)	1,979,721	1,976,972
IASIS Healthcare LLC
Term Loan B2
4.50%, 05/03/2018 (C)	2,460,720	2,425,859
Medpace Holdings, Inc.
1st Lien Term Loan
4.75%, 04/01/2021 (C)	1,243,281	1,229,813
Ortho-Clinical Diagnostics, Inc.
Term Loan B
4.75%, 06/30/2021 (C)	2,466,222	2,159,485
Planet Fitness Holdings LLC
Term Loan
4.75%, 03/31/2021 (C)	962,956	950,920
Radnet Management, Inc.
Term Loan B
4.27%, 10/10/2018 (C)	1,887,684	1,861,728
RCHP, Inc.
1st Lien Term Loan
6.00%, 04/23/2019 (C)	3,463,609	3,400,110
Surgery Center Holdings, Inc.
1st Lien Term Loan
5.25%, 11/03/2020 (C)	993,741	984,631
Valitas Health Services, Inc.
Term Loan B
6.00%, 06/02/2017 (C)	684,824	513,618

		22,193,692

Hotels, Restaurants & Leisure - 5.3%
1011778 B.C. Unlimited Liability Co.
Term Loan B2
3.75%, 12/10/2021 (C)	2,181,725	2,166,272

	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)
Affinity Gaming LLC
Term Loan B
5.25%, 11/09/2017 (C)	$ 515,963	$ 515,318
Aristocrat Leisure, Ltd.
Term Loan B
4.75%, 10/20/2021 (C) (D)	1,469,231	1,460,048
Caesars Entertainment Resort Properties LLC
Term Loan B
7.00%, 10/11/2020 (C)	490,000	426,668
Eldorado Resorts LLC
Term Loan B
4.25%, 07/23/2022 (C)	1,990,000	1,980,880
Hilton Worldwide Finance LLC
Term Loan B2
3.50%, 10/26/2020 (C)	845,000	842,993
MGM Resorts International
Term Loan B
3.50%, 12/20/2019 (C)	1,473,437	1,458,396
Mohegan Tribal Gaming Authority
Term Loan A
4.43%, 06/15/2018 (C)	1,858,480	1,793,433
Term Loan B
5.50%, 06/15/2018 (C)	962,030	934,973
NEP / NCP Holdco, Inc.
Incremental Term Loan
4.25%, 01/22/2020 (C)	1,468,894	1,393,613
NPC International, Inc.
Term Loan B
4.75%, 12/28/2018 (C)	493,590	488,037
Peninsula Gaming LLC
Term Loan
4.25%, 11/20/2017 (C)	1,408,663	1,405,141
Pinnacle Entertainment, Inc.
Term Loan B2
3.75%, 08/13/2020 (C)	958,581	955,735
Scientific Games International, Inc.
Term Loan B1
6.00%, 10/18/2020 (C)	1,964,949	1,755,472
Term Loan B2
6.00%, 10/01/2021 (C)	991,241	880,611

		18,457,590

Household Durables - 0.9%
API Heat Transfer ThermaSys Corp.
Term Loan
5.26%, 05/03/2019 (C)	961,538	783,654
Hoffmaster Group, Inc.
1st Lien Term Loan
5.25%, 05/09/2020 (C)	985,000	966,942
Libbey Glass, Inc.
Term Loan B
3.75%, 04/09/2021 (C)	1,483,684	1,431,755

		3,182,351

Household Products - 2.1%
KIK Custom Products, Inc.
Term Loan B
6.00%, 08/26/2022 (C)	2,992,500	2,862,515
Reynolds Group Holdings, Inc.
Term Loan
4.50%, 12/01/2018 (C)	3,018,545	3,002,613

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2016 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Household Products (continued)
Spectrum Brands, Inc.
Term Loan
3.50%, 06/23/2022 (C)	$ 422,017	$ 420,736
Sun Products Corp.
Term Loan
5.50%, 03/23/2020 (C)	1,250,000	1,187,500

		7,473,364

Independent Power and Renewable Electricity Producers - 1.6%
Calpine Corp.
Term Loan B5
3.50%, 05/27/2022 (C)	796,000	752,883
Term Loan B6
4.00%, 01/15/2023 (C)	2,000,000	1,917,500
Dynegy Holdings, Inc.
Term Loan B2
4.00%, 04/23/2020 (C)	2,456,013	2,361,612
Terra-Gen Finance Co. LLC
Term Loan B
5.25%, 12/09/2021 (C)	476,830	414,842

		5,446,837

IT Services - 0.2%
USAGM HoldCo LLC
Term Loan
4.75%, 07/28/2022 (C)	800,000	764,000

Life Sciences Tools & Services - 0.2%
Jaguar Holding Co. II
Term Loan B
4.25%, 08/18/2022 (C)	746,250	731,325

Machinery - 4.3%
Apex Tool Group LLC
Term Loan B
4.50%, 01/31/2020 (C)	972,500	926,712
Doosan Infracore International, Inc.
Term Loan B
4.50%, 05/28/2021 (C)	1,362,115	1,302,523
Filtration Group Corp.
1st Lien Term Loan
4.25%, 11/21/2020 (C)	2,476,308	2,394,795
Gardner Denver, Inc.
Term Loan
4.25%, 07/30/2020 (C)	1,966,124	1,766,234
Rexnord LLC
1st Lien Term Loan B
4.00%, 08/21/2020 (C)	1,964,874	1,873,998
Terex Corp.
Term Loan
TBD, 12/07/2022 (D) (E)	665,000	648,375
Wastequip LLC
Term Loan
5.50%, 08/09/2019 (C)	2,463,556	2,414,285
Xerium Technologies, Inc.
1st Lien Term Loan B
6.25%, 05/17/2019 (C)	3,702,872	3,688,986

		15,015,908

Marine - 0.5%
Commercial Barge Line Co.
1st Lien Term Loan
9.75%, 11/12/2020 (C)	2,000,000	1,750,000

	Principal	Value
LOAN ASSIGNMENTS (continued)
Media - 4.3%
Block Communications, Inc.
Term Loan B
4.00%, 11/07/2021 (C)	$ 987,500	$ 977,625
Cequel Communications LLC
Non-Extended Term Loan B
3.81%, 02/14/2019 (C)	748,010	732,648
Cumulus Media Holdings, Inc.
Term Loan
4.25%, 12/23/2020 (C)	1,410,278	1,028,328
Learfield Communications, Inc.
1st Lien Term Loan
4.50%, 10/09/2020 (C)	2,220,125	2,186,823
Liberty Cablevision of Puerto Rico LLC
1st Lien Term Loan
4.50%, 01/07/2022 (C)	2,797,959	2,686,041
Mediacom Illinois LLC
Term Loan E
3.39%, 10/23/2017 (C)	821,009	815,878
MGOC, Inc.
Term Loan B
4.00%, 07/31/2020 (C)	1,368,423	1,360,896
Tribune Media Co.
Term Loan
3.75%, 12/27/2020 (C)	1,930,809	1,892,998
Univision Communications, Inc.
Term Loan C4
4.00%, 03/01/2020 (C)	2,465,606	2,406,020
WMG Acquisition Corp.
Term Loan
3.75%, 07/01/2020 (C)	977,500	936,567

		15,023,824

Metals & Mining - 1.1%
American Rock Salt Holdings LLC
1st Lien Term Loan
4.75%, 05/20/2021 (C)	1,483,697	1,346,455
Atkore International, Inc.
1st Lien Term Loan
4.50%, 04/09/2021 (C)	310,101	295,112
Novelis, Inc.
Term Loan B
4.00%, 06/02/2022 (C)	1,990,000	1,838,262
WireCo WorldGroup, Inc.
Term Loan
6.00%, 02/15/2017 (C)	469,991	455,695

		3,935,524

Multi-Utilities - 0.8%
PrimeLine Utility Services LLC
Term Loan
6.50%, 11/12/2022 (C)	2,000,000	1,980,000
Solenis International, LP
1st Lien Term Loan
4.25%, 07/31/2021 (C)	987,500	941,211

		2,921,211

Multiline Retail - 0.3%
Dollar Tree, Inc.
Term Loan B1
3.50%, 07/06/2022 (C)	1,156,203	1,152,074

Oil, Gas & Consumable Fuels - 1.0%
Arch Coal, Inc.
Term Loan B
6.25%, 05/16/2018 (C)	488,633	140,482

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2016 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Oil, Gas & Consumable Fuels (continued)
CITGO Holding, Inc.
Term Loan B
9.50%, 05/12/2018 (C)	$ 2,376,979	$ 2,344,296
Southeast PowerGen LLC
Term Loan B
4.50%, 12/02/2021 (C)	990,000	972,675

		3,457,453

Personal Products - 1.2%
Revlon Consumer Products Corp.
Acquisition Term Loan
4.00%, 10/08/2019 (C)	3,400,327	3,384,390
Vogue International, Inc.
Term Loan
5.75%, 02/14/2020 (C)	982,500	977,588

		4,361,978

Pharmaceuticals - 3.9%
Akorn, Inc.
Term Loan B
6.00%, 04/16/2021 (C)	2,483,712	2,430,933
Amneal Pharmaceuticals LLC
Term Loan
4.50%, 11/01/2019 (C)	1,915,175	1,884,054
Catalent Pharma Solutions, Inc.
Term Loan B
4.25%, 05/20/2021 (C)	2,466,214	2,450,800
Concordia Healthcare Corp.
Term Loan
5.25%, 10/21/2021 (C)	2,500,000	2,389,583
Endo Luxembourg Finance Co. I SARL
Term Loan B
3.75%, 09/26/2022 (C)	1,000,000	986,429
Valeant Pharmaceuticals International, Inc.
Series E, Term Loan B
3.75%, 08/05/2020 (C)	3,302,213	3,165,997
Term Loan B F1
4.00%, 04/01/2022 (C)	495,000	474,658

		13,782,454

Professional Services - 1.5%
Ceridian LLC
Term Loan
4.50%, 09/15/2020 (C)	3,318,951	2,879,190
TransUnion LLC
Term Loan B2
3.50%, 04/09/2021 (C)	2,466,174	2,379,089

		5,258,279

Real Estate Investment Trusts - 0.3%
Communications Sales & Leasing, Inc.
Term Loan B
5.00%, 10/24/2022 (C)	995,000	931,984

Real Estate Management & Development - 2.6%
CityCenter Holdings LLC
Term Loan B
4.25%, 10/16/2020 (C)	1,950,833	1,937,827
DTZ U.S. Borrower LLC
1st Lien Term Loan
4.25%, 11/04/2021 (C)	2,087,762	2,025,129
Realogy Corp.
Extended Letter of Credit
2.22%, 10/10/2016 (C) (D)	2,652,657	2,612,867
Term Loan B

	Principal	Value
LOAN ASSIGNMENTS (continued)
Real Estate Management & Development (continued)
Realogy Corp. (continued)
3.75%, 03/05/2020 (C)	$ 2,666,587	$ 2,644,366

		9,220,189

Road & Rail - 0.5%
Fly Funding II SARL
Term Loan B
3.50%, 08/09/2019 (C)	1,592,532	1,573,621

Semiconductors & Semiconductor Equipment - 1.4%
Avago Technologies Cayman, Ltd.
Term Loan B1
TBD, 02/01/2023 (D) (E)	4,000,000	3,931,112
Lattice Semiconductor Corp.
Term Loan
5.25%, 03/10/2021 (C)	992,500	923,025

		4,854,137

Software - 3.4%
BMC Foreign Holding Co.
Term Loan
5.00%, 09/10/2020 (C)	490,000	400,575
BMC Software Finance, Inc.
Term Loan
5.00%, 09/10/2020 (C)	472,639	376,254
First Data Corp.
Extended Term Loan
3.93%, 03/24/2018 (C)	1,500,000	1,478,571
Term Loan
4.18%, 07/08/2022 (C)	3,000,000	2,944,287
Infor, Inc.
Term Loan B3
3.75%, 06/03/2020 (C)	989,677	929,059
Term Loan B5
3.75%, 06/03/2020 (C)	1,441,289	1,354,812
Kronos, Inc.
Incremental Term Loan
4.50%, 10/30/2019 (C)	1,938,834	1,901,672
Magic Newco LLC
1st Lien Term Loan
5.00%, 12/12/2018 (C)	1,684,427	1,678,952
SS&C Technologies, Inc.
Term Loan B1
4.01%, 07/08/2022 (C)	771,300	766,618
Term Loan B2
4.02%, 07/08/2022 (C)	110,818	110,146

		11,940,946

Specialty Retail - 1.7%
Bass Pro Group LLC
Term Loan
4.00%, 06/05/2020 (C)	992,500	950,319
Men’s Wearhouse, Inc.
Term Loan
5.00%, 06/18/2021 (C)	2,000,000	1,750,000
PetSmart, Inc.
Term Loan B
4.25%, 03/11/2022 (C)	3,473,750	3,358,921

		6,059,240

Technology Hardware, Storage & Peripherals - 0.8%
Dell International LLC
Term Loan B2
4.00%, 04/29/2020 (C)	2,947,687	2,937,656

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2016 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Trading Companies & Distributors - 0.3%
LBM Borrower LLC
1st Lien Term Loan
6.25%, 08/20/2022 (C)	$ 1,184,531	$ 1,121,357

Total Loan Assignments (Cost $307,469,134)		296,756,431

	Shares	Value
EXCHANGE-TRADED FUNDS - 1.6%
U.S. Fixed Income Funds - 1.6%
PowerShares Senior Loan Portfolio (A)	114,200	2,532,956
SPDR Barclays Short Term High Yield Bond ETF	70,000	1,760,500
SPDR Blackstone / GSO Senior Loan ETF	32,000	1,470,080

Total Exchange-Traded Funds (Cost $6,347,816)		5,763,536

SECURITIES LENDING COLLATERAL - 2.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.45% (F)	9,475,500	9,475,500

Total Securities Lending Collateral (Cost $9,475,500)		9,475,500

	Principal	Value
REPURCHASE AGREEMENT - 7.2%
State Street Bank & Trust Co. 0.03% (F), dated 01/29/2016, to be repurchased at $25,128,220 on 02/01/2016. Collateralized by a U.S. Government Agency Obligation, 2.12%, due 06/02/2021, and with a value of $25,632,525.	$ 25,128,157	25,128,157

Total Repurchase Agreement (Cost $25,128,157)		25,128,157

Total Investments (Cost $381,065,388) (G)		368,300,514
Net Other Assets (Liabilities) - (5.0)%		(17,532,382)

Net Assets - 100.0%		$ 350,768,132

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2016 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at January 31, 2016
ASSETS
Investments
Corporate Debt Securities	$—	$31,176,890	$—	$31,176,890
Loan Assignments	—	296,756,431	—	296,756,431
Exchange-Traded Funds	5,763,536	—	—	5,763,536
Securities Lending Collateral	9,475,500	—	—	9,475,500
Repurchase Agreement	—	25,128,157	—	25,128,157

Total Investments	$15,239,036	$353,061,478	$—	$368,300,514

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $9,269,248. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the total aggregate value of 144A securities is $15,518,470, representing 4.4% of the Fund’s net assets.

(C)	Floating or variable rate security. The rate disclosed is as of January 31, 2016.
(D)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after January 31, 2016.
(E)	All or a portion of the security represents unsettled loan commitments at January 31, 2016 where the rate will be determined at time of settlement.
(F)	Rate disclosed reflects the yield at January 31, 2016.
(G)

Aggregate cost for federal income tax purposes is $381,065,388. Aggregate gross unrealized appreciation and depreciation for all securities is $289,185 and $13,054,059, respectively. Net unrealized depreciation for tax purposes is $12,764,874.

(H)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

TBD	To Be Determined

The notes are an integral part of this report. Transamerica Funds	Page 8	January 31, 2016 Form N-Q

Transamerica Global Bond

SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 13.7%
Cayman Islands - 0.5%
Dubai Holding Commercial Operations, Ltd.
6.00%, 02/01/2017, MTN	GBP 150,000	$ 214,549

Colombia - 0.5%
Financiera de Desarrollo Territorial SA Findeter
7.88%, 08/12/2024 (A)	COP 836,000,000	213,001

France - 1.0%
Numericable-SFR SAS
5.63%, 05/15/2024 (A)	EUR 400,000	439,187

Ireland - 2.9%
GE Capital UK Funding
4.13%, 09/28/2017, MTN	GBP 500,000	744,447
5.13%, 05/24/2023, MTN	320,000	532,106

		1,276,553

Luxembourg - 0.5%
Gazprom OAO Via GAZ Capital SA
3.76%, 03/15/2017, MTN (B)	EUR 200,000	217,219

Mexico - 0.3%
America Movil SAB de CV
4.75%, 06/28/2022	90,000	118,370

Netherlands - 1.1%
Bank Nederlandse Gemeenten NV
3.88%, 02/23/2018, MTN (B)	NZD 755,000	495,355

Peru - 2.5%
Telefonica del Peru SAA
8.00%, 04/11/2016 (B)	PEN 3,886,674	1,123,753

Turkey - 0.5%
Turkiye Garanti Bankasi AS
3.38%, 07/08/2019, MTN (B)	EUR 200,000	218,463

United States - 3.9%
Goldman Sachs Group, Inc.
5.20%, 12/17/2019	NZD 1,290,000	870,401
Morgan Stanley
3.13%, 08/05/2021	CAD 700,000	511,101
7.60%, 08/08/2017, MTN	NZD 500,000	341,693

		1,723,195

Total Corporate Debt Securities (Cost $7,191,417)		6,039,645

FOREIGN GOVERNMENT OBLIGATIONS - 73.4%
Australia - 1.8%
Queensland Treasury Corp.
5.50%, 06/21/2021 (B)	AUD 1,000,000	811,921

Austria - 4.5%
Austria Government Bond
Series 1
1.65%, 10/21/2024 (B)	EUR 1,650,000	1,976,379

Belgium - 0.9%
Belgium Government Bond
3.75%, 06/22/2045 (B)	256,522	412,616

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Brazil - 2.2%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 01/01/2018 - 01/01/2025	BRL 4,818,000	$ 985,609

Canada - 6.2%
Canadian Government Bond
1.25%, 03/01/2018	CAD 900,000	653,340
3.50%, 12/01/2045	528,000	499,959
Province of Manitoba, Canada
1.75%, 05/30/2019	$ 300,000	301,665
Province of Quebec, Canada
6.35%, 01/30/2026, MTN	715,000	911,357
7.30%, 07/22/2026, MTN	280,000	366,762

		2,733,083

Colombia - 0.5%
Colombian TES
7.00%, 05/04/2022	COP 754,500,000	213,525

Croatia - 0.8%
Croatia Government International Bond
3.88%, 05/30/2022 (B)	EUR 310,000	341,868

Hungary - 4.5%
Hungary Government Bond
3.50%, 06/24/2020	HUF 540,000,000	1,989,803

Indonesia - 1.0%
Indonesia Treasury Bond
8.25%, 05/15/2036	IDR 3,900,000,000	272,918
8.38%, 09/15/2026	2,059,000,000	150,044

		422,962

Ireland - 2.6%
Ireland Government Bond
5.00%, 10/18/2020	EUR 850,000	1,136,146

Italy - 4.6%
Italy Buoni Poliennali del Tesoro
1.50%, 06/01/2025	1,390,000	1,528,736
4.75%, 09/01/2044 (B)	310,000	485,126

		2,013,862

Korea, Republic of - 0.4%
Export-Import Bank of Korea
3.00%, 05/22/2018, MTN (B)	NOK 1,500,000	177,741

Mexico - 3.1%
Mexican Bonos
10.00%, 12/05/2024	MXN 9,444,700	665,572
Series M
7.75%, 05/29/2031	6,291,200	384,533
8.00%, 06/11/2020	5,510,000	337,133

		1,387,238

Netherlands - 4.9%
Netherlands Government Bond
2.00%, 07/15/2024 (B)	EUR 890,000	1,102,821
2.50%, 01/15/2033 (B)	790,000	1,058,980

		2,161,801

Norway - 1.0%
City of Oslo, Norway
2.40%, 02/13/2030	NOK 4,000,000	450,108

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2016 Form N-Q

Transamerica Global Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Poland - 1.2%
Poland Government Bond
3.25%, 07/25/2025	PLN 2,170,000	$ 544,051

Portugal - 4.3%
Portugal Obrigacoes do Tesouro OT
4.10%, 02/15/2045 (B)	EUR 194,321	219,213
4.75%, 06/14/2019 (B)	1,375,000	1,679,156

		1,898,369

Romania - 4.6%
Romania Government Bond
5.75%, 04/29/2020	RON 1,150,000	312,528
Romanian Government International Bond
4.88%, 11/07/2019, MTN (B)	EUR 1,378,000	1,724,917

		2,037,445

Russian Federation - 0.8%
Russian Federal Bond - OFZ
7.00%, 08/16/2023	RUB 29,700,000	331,274

Slovenia - 1.3%
Slovenia Government Bond
4.63%, 09/09/2024 (B)	EUR 293,000	400,260
Slovenia Government International Bond
5.50%, 10/26/2022 (A)	$ 170,000	191,439

		591,699

South Africa - 0.5%
South Africa Government Bond
10.50%, 12/21/2026	ZAR 3,401,999	232,857

Spain - 4.1%
Spain Government Bond
1.60%, 04/30/2025 (B)	EUR 497,000	545,836
5.15%, 10/31/2028 - 10/31/2044 (B)	836,000	1,277,453

		1,823,289

Supranational - 9.8%
European Bank for Reconstruction & Development
6.00%, 03/03/2016, MTN	INR 17,100,000	251,698
European Investment Bank
2.25%, 03/07/2020, MTN (B)	GBP 600,000	891,841
Inter-American Development Bank
7.20%, 01/22/2018, MTN	IDR 4,000,000,000	279,701
7.25%, 07/17/2017, MTN	13,000,000,000	919,909
International Bank for Reconstruction & Development
1.38%, 06/23/2019	SEK 2,000,000	242,257
3.75%, 05/19/2017, MTN	NOK 3,250,000	387,401
International Finance Corp.
3.88%, 02/26/2018, MTN	NZD 500,000	329,711
6.45%, 10/30/2018, MTN	INR 30,000,000	440,725
7.75%, 12/03/2016, MTN	35,000,000	517,946
7.80%, 06/03/2019, MTN	4,500,000	68,213

		4,329,402

Sweden - 0.4%
Kommuninvest I Sverige AB
1.26%, 11/15/2016 (C)	NOK 1,500,000	172,913

Turkey - 3.3%
Turkey Government Bond
8.00%, 03/12/2025	TRY 375,338	108,324

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Turkey (continued)
Turkey Government Bond (continued)
10.50%, 01/15/2020	TRY 260,000	$ 88,079
Turkey Government International Bond
5.88%, 04/02/2019	EUR 1,040,000	1,266,605

		1,463,008

United Kingdom - 4.1%
U.K. Gilt
1.75%, 09/07/2022 (B)	GBP 733,000	1,079,176
3.50%, 01/22/2045 (B)	268,000	472,381
4.75%, 12/07/2030 (B)	130,000	252,543

		1,804,100

Total Foreign Government Obligations (Cost $34,794,242)		32,443,069

U.S. GOVERNMENT OBLIGATIONS - 5.3%
U.S. Treasury Note
1.75%, 12/31/2020	$ 235,000	239,636
2.25%, 11/15/2025	2,040,000	2,098,252

Total U.S. Government Obligations (Cost $2,259,403)		2,337,888

REPURCHASE AGREEMENT - 6.2%
State Street Bank & Trust Co. 0.03% (D), dated 01/29/2016, to be repurchased at $2,740,721 on 02/01/2016. Collateralized by a U.S. Government Obligation, 2.88%, due 03/31/2018, and with a value of $2,796,325.	2,740,715	2,740,715

Total Repurchase Agreement (Cost $2,740,715)		2,740,715

Total Investments (Cost $46,985,777) (E)		43,561,317
Net Other Assets (Liabilities) - 1.4%		596,314

Net Assets - 100.0%		$ 44,157,631

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2016 Form N-Q

Transamerica Global Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BOA	02/29/2016	JPY	170,058,195	EUR	1,295,642	$881	$—
BOA	02/29/2016	JPY	1,356,071,997	USD	11,379,920	11,466	(184,419)
BOA	02/29/2016	USD	807,245	AUD	1,144,152	—	(1,407)
BOA	02/29/2016	USD	2,099,982	NZD	3,222,660	16,822	—
BOA	02/29/2016	ZAR	2,355,554	USD	145,000	2,471	—
HSBC	02/16/2016	RUB	37,006,912	USD	481,610	6,541	—
HSBC	02/29/2016	MYR	1,029,613	USD	242,034	5,240	—
HSBC	02/29/2016	USD	3,198,621	EUR	2,936,481	15,357	—
HSBC	02/29/2016	USD	2,518,891	GBP	1,760,193	10,705	—
HSBC	02/29/2016	USD	843,464	NOK	7,321,371	396	—
JPM	02/16/2016	USD	239,253	RUB	18,585,173	—	(5,900)
JPM	02/22/2016	COP	1,258,243,610	USD	381,055	1,527	—
JPM	02/29/2016	PLN	4,703,601	USD	1,143,483	8,768	—
JPM	02/29/2016	USD	115,605	HUF	33,365,795	—	(443)
JPM	02/29/2016	USD	184,233	TRY	556,937	—	(2,658)
JPM	03/02/2016	USD	241,764	BRL	984,100	—	(1,989)
RBS	02/19/2016	COP	787,191,545	USD	240,805	—	(1,378)
RBS	02/29/2016	MXN	2,727,037	USD	147,915	2,136	—
RBS	02/29/2016	USD	241,764	MXN	4,398,050	—	(232)
RBS	02/29/2016	USD	142,032	ZAR	2,338,697	—	(4,384)
SCB	02/02/2016	BRL	2,726,243	USD	671,884	9,355	—
SCB	02/02/2016	USD	687,461	BRL	2,726,243	9,672	(3,450)
SCB	02/16/2016	RUB	18,381,808	USD	239,253	3,218	—
SCB	02/19/2016	MYR	1,064,238	USD	240,805	14,978	—
SCB	02/29/2016	MYR	1,027,697	USD	241,811	5,003	—
SCB	02/29/2016	USD	1,718,421	CAD	2,420,259	—	(9,224)
SCB	02/29/2016	USD	241,764	MYR	1,002,837	920	—
SCB	04/13/2016	USD	1,050,000	PEN	3,667,125	4,461	—

Total						$129,917	$(215,484)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Foreign Government Obligations	74.5%	$32,443,069
U.S. Government Obligations	5.4	2,337,888
Capital Markets	3.9	1,723,195
Diversified Financial Services	3.4	1,489,554
Diversified Telecommunication Services	2.6	1,123,753
Banks	1.6	713,818
Media	1.0	439,187
Oil, Gas & Consumable Fuels	0.5	217,219
Commercial Services & Supplies	0.5	214,549
Wireless Telecommunication Services	0.3	118,370

Investments, at Value	93.7	40,820,602
Short-Term Investments	6.3	2,740,715

Total Investments	100.0%	$43,561,317

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2016 Form N-Q

Transamerica Global Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at January 31, 2016
ASSETS
Investments
Corporate Debt Securities	$—	$6,039,645	$—	$6,039,645
Foreign Government Obligations	—	32,443,069	—	32,443,069
U.S. Government Obligations	—	2,337,888	—	2,337,888
Repurchase Agreement	—	2,740,715	—	2,740,715

Total Investments	$—	$43,561,317	$—	$43,561,317

Other Financial Instruments
Forward Foreign Currency Contracts (G)	$—	$129,917	$—	$129,917

Total Other Financial Instruments	$—	$129,917	$—	$129,917

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (G)	$—	$(215,484)	$—	$(215,484)

Total Other Financial Instruments	$—	$(215,484)	$—	$(215,484)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the total aggregate value of 144A securities is $843,627, representing 1.9% of the Fund’s net assets.

(B)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2016, the total aggregate value of Regulation S securities is $16,965,018, representing 38.4% of the Fund’s net assets.

(C)	Floating or variable rate security. The rate disclosed is as of January 31, 2016.
(D)	Rate disclosed reflects the yield at January 31, 2016.
(E)

Aggregate cost for federal income tax purposes is $46,985,777. Aggregate gross unrealized appreciation and depreciation for all securities is $233,278 and $3,657,738, respectively. Net unrealized depreciation for tax purposes is $3,424,460.

(F)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(G)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2016 Form N-Q

Transamerica Global Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Columbian Peso
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
TRY	Turkish New Lira
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BOA	Bank of America
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank
RBS	Royal Bank of Scotland Group PLC
SCB	Standard Chartered Bank

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2016 Form N-Q

Transamerica Global Equity

SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 96.8%
China - 2.2%
Baidu, Inc., ADR (A)	27,286	$ 4,454,985
Ctrip.com International, Ltd., ADR (A)	65,444	2,793,150

		7,248,135

France - 3.5%
Cie de Saint-Gobain	115,993	4,780,566
Safran SA	104,323	6,758,303

		11,538,869

Germany - 2.0%
HeidelbergCement AG	92,470	6,811,634

Indonesia - 1.0%
Bank Rakyat Indonesia Persero Tbk PT	2,648,400	2,184,208
Semen Indonesia Persero Tbk PT	1,321,900	1,072,880

		3,257,088

Japan - 10.6%
Amada Holdings Co., Ltd. (B)	399,323	3,771,485
Kansai Electric Power Co., Inc. (A)	720,700	7,834,519
Nabtesco Corp.	129,966	2,248,684
NGK Spark Plug Co., Ltd.	144,895	3,423,349
Nippon Telegraph & Telephone Corp.	266,800	11,358,370
SMC Corp.	14,215	3,219,455
Tokyo Gas Co., Ltd.	752,000	3,464,950

		35,320,812

Korea, Republic of - 4.2%
Hyundai Motor Co.	13,553	1,519,733
Korea Electric Power Corp., ADR (B)	355,602	7,752,123
Korea Electric Power Corp. (A)	61,627	2,705,317
NAVER Corp.	3,778	1,992,025

		13,969,198

Netherlands - 3.6%
ABN AMRO Group NV, CVA (A) (C)	92,834	1,934,911
ING Groep NV, CVA	684,257	7,795,254
InterXion Holding NV (A)	72,412	2,274,461

		12,004,626

Sweden - 1.2%
Swedbank AB, Class A	194,864	4,086,845

Switzerland - 3.2%
Novartis AG, ADR	95,066	7,412,296
TE Connectivity, Ltd.	54,175	3,096,643

		10,508,939

United Kingdom - 6.2%
Delphi Automotive PLC, Class A	83,406	5,416,386
Johnson Matthey PLC	13,780	487,461
Lloyds Banking Group PLC	5,878,776	5,507,572
Pentair PLC (B)	107,614	5,070,772
Prudential PLC	207,711	4,080,726

		20,562,917

United States - 59.1%
Aflac, Inc.	121,647	7,050,660
Alphabet, Inc., Class C	18,991	14,109,363
Annaly Capital Management, Inc., REIT	467,167	4,438,087

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Apple, Inc.	84,407	$ 8,216,177
Baxalta, Inc.	138,017	5,522,060
Becton Dickinson and Co.	36,708	5,336,242
Buffalo Wild Wings, Inc. (A) (B)	24,289	3,699,215
Cabot Oil & Gas Corp.	226,488	4,699,626
Capital One Financial Corp.	106,411	6,982,690
Cerner Corp. (A)	76,685	4,448,497
Chevron Corp.	71,340	6,168,770
Comcast Corp., Class A	116,222	6,474,728
CVS Health Corp.	77,300	7,466,407
Express Scripts Holding Co. (A)	57,840	4,156,961
Honeywell International, Inc.	51,602	5,325,326
JPMorgan Chase & Co.	143,635	8,546,282
Kinder Morgan, Inc.	398,750	6,559,438
Mallinckrodt PLC (A)	70,720	4,108,125
Merck & Co., Inc.	108,006	5,472,664
Microsoft Corp.	184,035	10,138,488
Oracle Corp.	156,188	5,671,186
Regeneron Pharmaceuticals, Inc., Class A (A)	6,676	2,804,521
Reinsurance Group of America, Inc., Class A	85,045	7,163,340
Royal Caribbean Cruises, Ltd., Class A	107,012	8,770,704
SBA Communications Corp., Class A (A)	41,430	4,113,170
Southwest Airlines Co.	104,902	3,946,413
St. Jude Medical, Inc.	68,868	3,640,362
Ultragenyx Pharmaceutical, Inc. (A)	20,105	1,128,896
United Continental Holdings, Inc. (A)	145,517	7,025,561
USG Corp. (A) (B)	56,062	1,002,949
Visa, Inc., Class A (B)	70,522	5,253,184
WEC Energy Group, Inc.	166,597	9,201,152
Wells Fargo & Co.	145,442	7,305,552

		195,946,796

Total Common Stocks (Cost $337,702,034)		321,255,859

PREFERRED STOCK - 1.2%
Korea, Republic of - 1.2%
Hyundai Motor Co.
4.06% (D)	44,614	3,788,148

Total Preferred Stock (Cost $4,997,562)		3,788,148

SECURITIES LENDING COLLATERAL - 4.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.45% (D)	14,693,954	14,693,954

Total Securities Lending Collateral (Cost $14,693,954)		14,693,954

	Principal	Value
REPURCHASE AGREEMENT - 2.6%
State Street Bank & Trust Co. 0.03% (D), dated 01/29/2016, to be repurchased at $8,469,116 on 02/01/2016. Collateralized by a U.S. Government Obligation, 1.00%, due 05/31/2018, and with a value of $8,639,945.	$ 8,469,095	8,469,095

Total Repurchase Agreement (Cost $8,469,095)		8,469,095

Total Investments (Cost $365,862,645) (E)		348,207,056
Net Other Assets (Liabilities) - (5.0)%		(16,471,665)

Net Assets - 100.0%		$ 331,735,391

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2016 Form N-Q

Transamerica Global Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	10.7%	$37,360,624
Internet Software & Services	5.9	20,556,373
Insurance	5.3	18,294,726
Electric Utilities	5.3	18,291,959
Oil, Gas & Consumable Fuels	5.0	17,427,834
Pharmaceuticals	4.9	16,993,085
Software	4.5	15,809,674
Diversified Telecommunication Services	4.4	15,471,540
Machinery	4.1	14,310,396
Hotels, Restaurants & Leisure	3.6	12,469,919
Aerospace & Defense	3.5	12,083,629
Airlines	3.1	10,971,974
Biotechnology	2.7	9,455,477
Multi-Utilities	2.6	9,201,152
Health Care Equipment & Supplies	2.6	8,976,604
Auto Components	2.5	8,839,735
Technology Hardware, Storage & Peripherals	2.4	8,216,177
Construction Materials	2.3	7,884,514
IT Services	2.2	7,527,645
Food & Staples Retailing	2.1	7,466,407
Consumer Finance	2.0	6,982,690
Media	1.9	6,474,728
Building Products	1.7	5,783,515
Automobiles	1.5	5,307,881
Health Care Technology	1.3	4,448,497
Real Estate Investment Trusts	1.3	4,438,087
Health Care Providers & Services	1.2	4,156,961
Gas Utilities	1.0	3,464,950
Electronic Equipment, Instruments & Components	0.9	3,096,643
Internet & Catalog Retail	0.8	2,793,150
Chemicals	0.1	487,461

Investments, at Value	93.4	325,044,007
Short-Term Investments	6.6	23,163,049

Total Investments	100.0%	$348,207,056

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at January 31, 2016
ASSETS
Investments
Common Stocks	$234,217,612	$87,038,247	$—	$321,255,859
Preferred Stock	—	3,788,148	—	3,788,148
Securities Lending Collateral	14,693,954	—	—	14,693,954
Repurchase Agreement	—	8,469,095	—	8,469,095

Total Investments	$248,911,566	$99,295,490	$—	$348,207,056

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2016 Form N-Q

Transamerica Global Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The total value of all securities on loan is $14,375,079. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the total aggregate value of 144A securities is $1,934,911, representing 0.6% of the Fund’s net assets.

(D)	Rate disclosed reflects the yield at January 31, 2016.
(E)

Aggregate cost for federal income tax purposes is $365,862,645. Aggregate gross unrealized appreciation and depreciation for all securities is $14,509,309 and $32,164,898, respectively. Net unrealized depreciation for tax purposes is $17,655,589.

(F)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
REIT	Real Estate Investment Trust

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2016 Form N-Q

Transamerica Global Long/Short Equity

SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 104.4%
Argentina - 0.0% (A)
IRSA Inversiones y Representaciones SA, ADR (B)	500	$ 5,590

Belgium - 0.7%
KBC Groep NV (C)	1,900	108,883

Bermuda - 1.3%
Arch Capital Group, Ltd. (B)	2,400	162,120
DHT Holdings, Inc. (C)	7,700	44,506

		206,626

Brazil - 0.2%
Minerva SA (B)	10,200	31,378

Canada - 0.8%
Agnico Eagle Mines, Ltd. (C)	4,100	120,704

China - 2.2%
Alibaba Group Holding, Ltd., ADR (B)	650	43,569
BYD Electronic International Co., Ltd. (B)	53,000	22,474
China BlueChemical, Ltd., H Shares	26,000	5,464
CNOOC, Ltd.	87,000	89,011
Ctrip.com International, Ltd., ADR (B) (C)	1,050	44,814
JD.com, Inc., ADR (B) (C)	3,000	78,090
Zhuzhou CSR Times Electric Co., Ltd., H Shares (C)	11,500	59,412

		342,834

Denmark - 1.8%
Novo Nordisk A/S, Class B (C)	2,000	111,737
Pandora A/S (C)	1,300	173,921

		285,658

Finland - 1.3%
Nokia OYJ (B) (C)	13,497	96,501
UPM-Kymmene OYJ (C)	6,000	97,781

		194,282

France - 5.7%
AXA SA (C)	2,000	49,426
BNP Paribas SA (C)	2,050	97,112
Cap Gemini SA (C)	1,950	178,192
Cellectis SA, ADR (B) (C)	1,100	24,596
CNP Assurances (C)	2,100	28,082
Criteo SA, ADR (B) (C)	1,050	31,059
Orange SA (C)	3,000	53,267
Peugeot SA (B) (C)	8,100	120,445
Safran SA (C)	1,000	64,783
Societe Generale SA (C)	1,100	41,962
Total SA (C)	2,400	106,610
Veolia Environnement SA (C)	2,150	51,835
Vinci SA (C)	650	44,036

		891,405

Germany - 3.5%
Allianz SE, Class A (C)	1,400	226,571
Daimler AG (C)	1,825	127,775
Merck KGaA (C)	1,100	95,780
ProSiebenSat.1 Media SE (C)	1,500	74,946
Siemens AG, Class A (C)	125	11,981

		537,053

	Shares	Value
COMMON STOCKS (continued)
Hong Kong - 2.8%
AIA Group, Ltd. (C)	5,600	$ 31,169
Beijing Enterprises Water Group, Ltd. (B)	74,500	37,273
China Mobile, Ltd. (C)	5,500	60,625
CK Hutchison Holdings, Ltd.	14,400	180,204
Galaxy Entertainment Group, Ltd.	15,000	47,321
Yuexiu Real Estate Investment Trust	160,000	81,238

		437,830

Ireland - 1.3%
Experian PLC (C)	1,900	32,412
Greencore Group PLC	12,900	71,659
Shire PLC (C)	1,700	95,356

		199,427

Israel - 0.6%
Teva Pharmaceutical Industries, Ltd., ADR	1,600	98,368

Italy - 4.2%
Banca Popolare dell’Emilia Romagna SC (C)	15,500	92,933
Buzzi Unicem SpA (C)	5,400	81,832
ERG SpA	3,700	46,424
Hera SpA	23,500	65,962
Intesa Sanpaolo SpA	40,200	114,537
Mediobanca SpA (C)	16,500	132,237
Prysmian SpA (C)	3,500	72,013
Unipol Gruppo Finanziario SpA	9,400	38,515

		644,453

Japan - 9.0%
Alps Electric Co., Ltd. (C)	2,400	47,583
Bank of Yokohama, Ltd. (C)	12,200	65,071
Canon Marketing Japan, Inc. (C)	1,700	30,704
Fuji Heavy Industries, Ltd. (C)	4,400	180,061
Haseko Corp. (C)	7,600	79,599
Hitachi, Ltd. (C)	11,400	56,339
Kose Corp. (C)	1,200	111,540
Mitsubishi Electric Corp. (C)	7,300	67,752
Mitsubishi UFJ Financial Group, Inc. (C)	21,400	109,737
Mizuho Financial Group, Inc.	71,300	123,365
Nippo Corp. (C)	3,000	44,561
Resona Holdings, Inc. (C)	12,900	59,324
Resorttrust, Inc. (C)	3,750	94,480
Sanwa Holdings Corp. (C)	6,600	46,791
Shimizu Corp. (C)	9,200	71,322
Sumitomo Heavy Industries, Ltd. (C)	5,100	20,191
Temp Holdings Co., Ltd. (C)	5,500	81,374
Tosoh Corp. (C)	22,700	109,850

		1,399,644

Jersey, Channel Islands - 0.7%
Phoenix Group Holdings (C)	8,400	104,137

Korea, Republic of - 1.7%
Kangwon Land, Inc. (B)	4,000	138,162
KT&G Corp.	1,500	129,906

		268,068

Luxembourg - 0.8%
Adecoagro SA (B)	3,100	36,952
B&M European Value Retail SA	23,500	94,398

		131,350

Malaysia - 0.4%
MISC Bhd	30,000	63,523

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2016 Form N-Q

Transamerica Global Long/Short Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Mexico - 1.3%
Arca Continental SAB de CV	11,900	$ 71,488
Compartamos SAB de CV	8,500	15,249
Gruma SAB de CV, Class B	2,100	31,655
Grupo Financiero Inbursa SAB de CV, Class O	12,600	20,333
Grupo Mexico SAB de CV, Series B	6,600	12,801
Wal-Mart de Mexico SAB de CV	18,500	46,439

		197,965

Netherlands - 2.6%
ING Groep NV, CVA (C)	15,500	176,581
Koninklijke Ahold NV (C)	4,700	106,312
Steinhoff International Holdings NV	24,800	119,119

		402,012

Norway - 0.3%
Avance Gas Holding, Ltd. (C) (D)	1,100	13,998
Europris ASA (B) (D)	5,800	27,797

		41,795

Philippines - 0.8%
Manila Electric Co.	11,000	71,736
Security Bank Corp.	16,500	49,317

		121,053

Portugal - 0.3%
EDP - Energias de Portugal SA	13,900	48,540

Singapore - 0.3%
SATS, Ltd.	17,400	47,604

South Africa - 0.9%
Emira Property Fund, Ltd., REIT	23,700	22,998
Mondi PLC (C)	6,700	109,230

		132,228

Spain - 3.7%
ACS Actividades de Construccion y Servicios SA (C)	2,450	62,243
Applus Services SA	7,600	62,037
Euskaltel SA (B) (D)	11,100	129,158
Ferrovial SA (C)	3,700	81,078
Iberdrola SA (C)	23,400	164,485
Mediaset Espana Comunicacion SA (C)	5,200	50,569
Merlin Properties Socimi SA, REIT (C)	2,700	31,355

		580,925

Sweden - 0.9%
Svenska Cellulosa AB SCA, Class B (C)	4,900	145,224

Switzerland - 0.8%
Nestle SA (C)	900	66,305
Novartis AG (C)	300	23,242
Roche Holding AG (C)	143	37,041

		126,588

Thailand - 1.9%
Intouch Holdings PCL	103,900	164,484
Siam Cement PCL	10,100	122,939

		287,423

United Kingdom - 8.4%
3i Group PLC (C)	25,100	159,140
AstraZeneca PLC (C)	1,300	83,708

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
BG Group PLC (C)	11,000	$ 166,461
Carillion PLC	36,400	143,055
Dialog Semiconductor PLC (B) (C)	1,700	52,008
ITV PLC	54,000	206,435
John Wood Group PLC (C)	4,800	44,368
National Grid PLC, Class B (C)	10,100	142,296
Paragon Group of Cos. PLC	8,900	40,113
QinetiQ Group PLC, Class A	25,800	85,584
RSA Insurance Group PLC (C)	4,300	25,673
Taylor Wimpey PLC	57,600	158,823

		1,307,664

United States - 43.2%
Allergan PLC (B)	400	113,772
Alphabet, Inc., Class A (B) (C)	112	85,271
Amazon.com, Inc. (B) (C)	168	98,616
Amdocs, Ltd.	1,800	98,532
Ashland, Inc. (C)	1,600	151,616
AutoZone, Inc. (B) (C)	231	177,267
Axalta Coating Systems, Ltd. (B)	6,400	152,384
BroadSoft, Inc. (B) (C)	2,400	82,104
Brunswick Corp., Class B (C)	1,500	59,775
BWX Technologies, Inc. (C)	5,900	176,646
Cabela’s, Inc. (B) (C)	300	12,621
Calpine Corp. (B) (C)	4,200	64,302
Carter’s, Inc. (C)	200	19,444
CBRE Group, Inc., Class A (B) (C)	4,700	131,459
Ciena Corp. (B) (C)	3,100	55,087
Coca-Cola Enterprises, Inc. (C)	1,000	46,420
Cognizant Technology Solutions Corp., Class A (B) (C)	600	37,986
ConAgra Foods, Inc. (C)	2,300	95,772
Curtiss-Wright Corp. (C)	900	62,100
CVS Health Corp. (C)	500	48,295
CyrusOne, Inc., REIT (C)	1,200	44,220
Discover Financial Services (C)	2,100	96,159
E*TRADE Financial Corp. (B) (C)	2,100	49,476
East West Bancorp, Inc. (C)	3,400	110,228
Edwards Lifesciences Corp. (B)	300	23,463
Emergent Biosolutions, Inc. (B) (C)	800	29,280
Employers Holdings, Inc. (C)	1,400	34,874
EOG Resources, Inc. (C)	1,800	127,836
Finish Line, Inc., Class A (C)	1,500	28,410
First Midwest Bancorp, Inc. (C)	3,400	59,262
FirstEnergy Corp. (C)	1,700	56,202
FLIR Systems, Inc. (C)	2,400	70,176
Fresh Market, Inc. (B) (C)	2,500	47,900
General Electric Co. (C)	1,300	37,830
Glaukos Corp. (B) (C)	500	8,160
Goodyear Tire & Rubber Co. (C)	5,300	150,573
Great Southern Bancorp, Inc. (C)	500	19,835
Great Western Bancorp, Inc. (C)	2,200	57,464
HollyFrontier Corp. (C)	1,200	41,964
Hologic, Inc. (B)	5,000	169,700
Hubbell, Inc. (C)	900	81,387
Ingersoll-Rand PLC	1,700	87,499
Integrated Device Technology, Inc. (B) (C)	1,600	40,768
Intel Corp. (C)	2,600	80,652
Inter Parfums, Inc. (C)	1,000	26,850
IntraLinks Holdings, Inc. (B) (C)	4,700	37,882
J.M. Smucker, Co. (C)	200	25,664
Kaman Corp. (C)	1,100	43,824
KAR Auction Services, Inc. (C)	4,300	143,706
Kimco Realty Corp., REIT (C)	2,000	54,380
La Quinta Holdings, Inc. (B) (C)	4,000	45,360
Laboratory Corp. of America Holdings (B) (C)	800	89,880

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2016 Form N-Q

Transamerica Global Long/Short Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Lear Corp. (C)	900	$ 93,447
Lincoln National Corp. (C)	1,300	51,298
Lowe’s Cos., Inc. (C)	1,300	93,158
MasterCard, Inc., Class A (C)	400	35,612
Matador Resources Co. (B) (C)	1,400	22,442
McDonald’s Corp. (C)	800	99,024
Microsoft Corp. (C)	800	44,072
Monster Beverage Corp. (B) (C)	400	54,012
NCI Building Systems, Inc. (B) (C)	2,600	26,988
NETGEAR, Inc. (B) (C)	600	22,422
Newfield Exploration Co. (B) (C)	2,000	58,140
Norfolk Southern Corp. (C)	600	42,300
NVR, Inc. (B) (C)	105	173,355
Omega Protein Corp. (B) (C)	1,600	36,144
OneMain Holdings, Inc. (B) (C)	1,600	42,288
Orbital ATK, Inc. (C)	1,700	153,391
Quintiles Transnational Holdings, Inc. (B) (C)	1,000	60,830
Ralph Lauren Corp., Class A (C)	400	45,000
Regions Financial Corp. (C)	1,500	12,180
Retail Properties of America, Inc., Class A, REIT (C)	3,300	51,183
Sabre Corp. (C)	2,900	74,269
Sage Therapeutics, Inc. (B) (C)	200	6,716
salesforce.com, Inc. (B) (C)	2,200	149,732
Shenandoah Telecommunications Co. (C)	2,000	45,960
Signature Bank (B) (C)	900	125,406
Silver Spring Networks, Inc. (B) (C)	500	5,725
Skyworks Solutions, Inc. (C)	700	48,244
Sovran Self Storage, Inc., REIT (C)	1,600	180,288
Sprouts Farmers Market, Inc. (B) (C)	2,500	57,000
Stanley Black & Decker, Inc. (C)	1,000	94,340
Steel Dynamics, Inc. (C)	2,200	40,370
Synchrony Financial (B) (C)	5,100	144,942
Take-Two Interactive Software, Inc. (B) (C)	2,400	83,280
Talmer Bancorp, Inc., Class A (C)	3,200	51,392
Team Health Holdings, Inc. (B) (C)	400	16,348
Thermo Fisher Scientific, Inc. (C)	1,000	132,060
Tower International, Inc. (C)	1,400	32,228
United Continental Holdings, Inc. (B) (C)	2,400	115,872
United Rentals, Inc. (B) (C)	700	33,537
UnitedHealth Group, Inc. (C)	800	92,128
Valero Energy Corp. (C)	600	40,722
VCA, Inc. (B) (C)	900	46,143
Veeco Instruments, Inc. (B) (C)	800	14,912
Voya Financial, Inc. (C)	500	15,290
WABCO Holdings, Inc. (B) (C)	200	17,930
Westlake Chemical Corp. (C)	900	40,932

		6,713,385

Total Common Stocks (Cost $17,560,440)		16,223,619

MASTER LIMITED PARTNERSHIPS - 0.4%
United States - 0.4%
NextEra Energy Partners, LP	1,100	29,689
Shell Midstream Partners, LP	1,000	35,560

Total Master Limited Partnerships (Cost $67,681)		65,249

RIGHTS - 0.0% (A)
Brazil - 0.0%
Minerva SA
Exercise Price BRL 15.60
Expiration Date 02/25/2016	5,299	—

	Shares	Value
RIGHTS (continued)
Spain - 0.0% (A)
ACS Actividades de Construccion y Servicios SA
Expiration Date 02/04/2016	2,150	$ 955

Total Rights (Cost $1,035)		955

Total Investments (Cost $17,629,156) (E)		16,289,823

	Shares	Value
SECURITIES SOLD SHORT - (65.0)% (F)
COMMON STOCKS - (64.6)%
Australia - (1.3)%
BHP Billiton PLC	(7,000)	(67,971)
Insurance Australia Group, Ltd.	(8,300)	(31,394)
Nufarm, Ltd.	(7,800)	(38,259)
Santos, Ltd.	(25,400)	(58,252)

		(195,876)

Austria - (0.5)%
OMV AG	(2,800)	(72,073)

Belgium - (0.5)%
Colruyt SA	(1,500)	(80,204)

Bermuda - (0.7)%
Validus Holdings, Ltd.	(2,600)	(115,024)

Brazil - (0.5)%
Fibria Celulose SA, ADR	(3,700)	(40,885)
Vale SA, Class B, ADR	(13,078)	(32,041)

		(72,926)

Canada - (2.1)%
Ensign Energy Services, Inc.	(4,000)	(18,931)
Goldcorp, Inc.	(8,800)	(99,792)
IMAX Corp.	(3,500)	(108,710)
Inter Pipeline, Ltd.	(2,600)	(42,130)
Northern Blizzard Resources, Inc.	(6,800)	(19,756)
Seven Generations Energy, Ltd.	(3,600)	(40,499)

		(329,818)

Chile - (0.2)%
Antofagasta PLC	(6,100)	(33,289)

China - (1.5)%
China Minsheng Banking Corp., Ltd., H Shares	(73,500)	(65,325)
Lenovo Group, Ltd.	(36,000)	(32,174)
Tingyi Cayman Islands Holding Corp.	(87,900)	(100,768)
Uni-President China Holdings, Ltd.	(55,000)	(35,616)

		(233,883)

Colombia - (0.0)% (A)
Pacific Exploration and Production Corp.	(10,100)	(5,840)

Denmark - (1.8)%
H. Lundbeck A/S	(5,200)	(168,899)
Novozymes A/S, B Shares	(2,700)	(112,696)

		(281,595)

France - (4.3)%
Air Liquide SA	(500)	(51,705)

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2016 Form N-Q

Transamerica Global Long/Short Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
France (continued)
Bollore SA	(26,300)	$ (106,145)
Casino Guichard Perrachon SA	(1,500)	(67,993)
DBV Technologies SA	(800)	(40,654)
Elis SA	(3,400)	(59,420)
Essilor International SA	(1,400)	(173,687)
Kering	(1,000)	(168,522)

		(668,126)

Germany - (1.4)%
adidas AG	(700)	(72,081)
Bayerische Motoren Werke AG	(1,000)	(83,285)
MorphoSys AG	(200)	(9,515)
Nemetschek AG	(1,300)	(59,670)

		(224,551)

Hong Kong - (2.3)%
Bank of East Asia, Ltd.	(34,800)	(102,069)
Hong Kong & China Gas Co., Ltd.	(18,000)	(31,777)
Seaspan Corp.	(800)	(12,864)
Shangri-La Asia, Ltd.	(88,000)	(82,435)
Techtronic Industries Co., Ltd.	(35,500)	(135,614)

		(364,759)

Ireland - (0.5)%
XL Group PLC, Class A	(2,100)	(76,146)

Italy - (0.5)%
Banca Generali SpA	(900)	(24,547)
Prada SpA	(14,800)	(44,268)
Saipem SpA	(12,100)	(7,500)

		(76,315)

Japan - (3.0)%
ITO En, Ltd.	(2,800)	(75,487)
Mitsubishi Logistics Corp.	(4,700)	(64,446)
Mizuno Corp.	(10,600)	(50,909)
Odakyu Electric Railway Co., Ltd.	(5,900)	(62,755)
Plenus Co., Ltd.	(4,500)	(69,468)
Shiseido Co., Ltd.	(1,900)	(35,865)
Shochiku Co., Ltd.	(6,200)	(54,186)
Tokyo Electron, Ltd.	(700)	(45,325)

		(458,441)

Mexico - (0.6)%
Coca-Cola Femsa SAB de CV, ADR	(1,300)	(91,182)

Netherlands - (0.4)%
ASML Holding NV	(200)	(18,356)
Koninklijke DSM NV	(800)	(38,778)

		(57,134)

New Zealand - (0.2)%
Fletcher Building, Ltd.	(5,400)	(24,229)

Norway - (0.1)%
Marine Harvest ASA	(1,600)	(21,807)

Panama - (0.3)%
Copa Holdings SA, Class A	(1,000)	(47,100)

Peru - (0.1)%
Southern Copper Corp.	(700)	(18,144)

Spain - (4.3)%
Banco Bilbao Vizcaya Argentaria SA	(14,900)	(95,905)
Bankinter SA	(16,000)	(111,654)
CaixaBank SA	(7,500)	(22,787)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Spain (continued)
EDP Renovaveis SA	(7,000)	$ (54,387)
Red Electrica Corp. SA	(1,700)	(137,639)
Repsol SA	(8,890)	(92,176)
Telefonica SA	(14,800)	(156,206)

		(670,754)

Sweden - (0.6)%
Autoliv, Inc.	(300)	(30,834)
Lundin Petroleum AB	(3,900)	(56,073)

		(86,907)

Switzerland - (1.6)%
Garmin, Ltd.	(900)	(31,662)
Swatch Group AG	(200)	(68,401)
Zurich Insurance Group AG	(700)	(155,166)

		(255,229)

United Kingdom - (12.0)%
Associated British Foods PLC	(2,800)	(126,318)
Auto Trader Group PLC (D)	(14,100)	(79,152)
Barclays PLC	(16,800)	(44,955)
BT Group PLC	(24,700)	(171,902)
Bunzl PLC	(2,000)	(53,505)
Capital & Counties Properties PLC	(8,200)	(43,392)
Cineworld Group PLC	(4,200)	(30,308)
CNH Industrial NV	(10,400)	(64,882)
Compass Group PLC	(8,500)	(146,284)
HSBC Holdings PLC	(7,000)	(49,368)
J D Wetherspoon PLC	(5,800)	(56,010)
London Stock Exchange Group PLC	(3,900)	(138,096)
Noble Corp. PLC	(4,400)	(34,276)
Pearson PLC	(3,400)	(38,384)
Pennon Group PLC	(12,700)	(160,977)
Prudential PLC	(3,800)	(74,655)
Royal Bank of Scotland Group PLC	(25,800)	(93,403)
SSP Group PLC	(10,700)	(43,687)
Standard Chartered PLC	(7,500)	(50,595)
Standard Life PLC	(25,300)	(132,189)
United Utilities Group PLC	(11,900)	(162,811)
Vodafone Group PLC	(21,300)	(68,466)

		(1,863,615)

United States - (23.3)%
ABM Industries, Inc.	(1,500)	(42,705)
Aetna, Inc.	(500)	(50,920)
Air Products & Chemicals, Inc.	(800)	(101,368)
American Residential Properties, Inc., REIT	(1,400)	(23,716)
Anacor Pharmaceuticals, Inc.	(300)	(22,539)
Arista Networks, Inc.	(500)	(30,015)
Automatic Data Processing, Inc.	(400)	(33,236)
Avista Corp.	(1,100)	(40,733)
B&G Foods, Inc.	(1,400)	(50,988)
Baker Hughes, Inc.	(800)	(34,808)
Bemis Co., Inc.	(1,500)	(71,805)
Boeing Co.	(200)	(24,026)
Brown & Brown, Inc.	(4,000)	(121,000)
Columbia Sportswear Co.	(500)	(27,590)
Communications Sales & Leasing, Inc., REIT	(400)	(7,684)
ConnectOne Bancorp, Inc.	(1,300)	(21,619)
Coty, Inc., Class A	(900)	(22,149)
Covanta Holding Corp.	(2,000)	(28,280)
Deere & Co.	(700)	(53,907)
Demandware, Inc.	(400)	(16,972)
Diplomat Pharmacy, Inc.	(1,200)	(32,652)
Dollar Tree, Inc.	(300)	(24,396)

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2016 Form N-Q

Transamerica Global Long/Short Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
United States (continued)
Dow Chemical Co.	(800)	$ (33,600)
Dunkin’ Brands Group, Inc.	(2,900)	(114,144)
Eaton Vance Corp.	(3,300)	(94,578)
Education Realty Trust, Inc., REIT	(1,000)	(39,080)
FMC Technologies, Inc.	(1,600)	(40,240)
Fortune Brands Home & Security, Inc.	(900)	(43,731)
Graco, Inc.	(1,200)	(87,216)
Greenhill & Co., Inc.	(500)	(11,890)
Haemonetics Corp.	(800)	(25,312)
Hawaiian Electric Industries, Inc.	(3,700)	(110,704)
Heartland Express, Inc.	(6,700)	(114,905)
Howard Hughes Corp.	(400)	(38,012)
Kroger Co.	(900)	(34,929)
Lennar Corp., Class A	(2,100)	(88,515)
LGI Homes, Inc.	(200)	(4,392)
LPL Financial Holdings, Inc.	(2,400)	(73,008)
Macerich Co., Class A, REIT	(1,300)	(101,361)
MannKind Corp.	(2,200)	(2,194)
Martin Marietta Materials, Inc.	(400)	(50,232)
Masco Corp.	(1,200)	(31,668)
MB Financial, Inc.	(3,600)	(112,032)
Microchip Technology, Inc.	(700)	(31,367)
Molson Coors Brewing Co., Class B	(400)	(36,192)
Monsanto Co.	(400)	(36,240)
Motorola Solutions, Inc.	(700)	(46,739)
National Oilwell Varco, Inc.	(1,000)	(32,540)
Nationstar Mortgage Holdings, Inc.	(1,000)	(10,100)
Netflix, Inc.	(300)	(27,552)
Nu Skin Enterprises, Inc.	(900)	(28,485)
Ollie’s Bargain Outlet Holdings, Inc.	(2,000)	(44,700)
Oracle Corp.	(900)	(32,679)
Oshkosh Corp.	(3,000)	(98,790)
Owens & Minor, Inc.	(1,500)	(51,975)
Patterson Cos., Inc.	(600)	(25,476)
Pinnacle Foods, Inc.	(800)	(34,312)
Rollins, Inc.	(1,200)	(33,060)
Santander Consumer USA Holdings, Inc.	(3,100)	(32,395)
SL Green Realty Corp., REIT	(600)	(57,966)
SS&C Technologies Holdings, Inc.	(1,300)	(83,577)
STAG Industrial, Inc., REIT	(6,600)	(111,738)
Talen Energy Corp.	(2,000)	(14,300)
Teleflex, Inc.	(500)	(67,845)
Tenet Healthcare Corp.	(1,600)	(43,392)
Texas Roadhouse, Inc.	(700)	(25,781)
Textainer Group Holdings, Ltd.	(1,200)	(12,780)
TripAdvisor, Inc.	(300)	(20,028)
Triumph Group, Inc.	(3,100)	(79,050)
Under Armour, Inc., Class A	(800)	(68,344)
Union Pacific Corp.	(400)	(28,800)
United Bankshares, Inc.	(1,100)	(36,938)
Virtus Investment Partners, Inc.	(100)	(8,800)
Walt Disney, Co.	(600)	(57,492)
Workday, Inc., Class A	(1,200)	(75,612)
Zeltiq Aesthetics, Inc.	(900)	(20,898)
Zions Bancorporation	(3,200)	(72,576)

		(3,623,370)

Total Common Stocks (Proceeds $10,625,345)		(10,048,337)

	Shares	Value
MASTER LIMITED PARTNERSHIP - (0.4)%
United States - (0.4)%
Blackstone Group, LP	(2,100)	$ (55,167)

Total Master Limited Partnership (Proceeds $64,295)		(55,167)

Total Securities Sold Short (Proceeds $10,689,640)		(10,103,504)

Net Other Assets (Liabilities) - 60.2%		9,361,806

Net Assets - 100.0%		$ 15,548,125

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2016 Form N-Q

Transamerica Global Long/Short Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	9.2%	$ 1,494,922
Oil, Gas & Consumable Fuels	4.9	793,674
Insurance	4.6	751,865
Pharmaceuticals	4.0	659,004
Aerospace & Defense	3.3	542,504
Household Durables	3.3	530,896
Real Estate Investment Trusts	2.9	465,662
Chemicals	2.8	460,246
Construction & Engineering	2.7	447,250
Automobiles	2.6	428,281
IT Services	2.6	424,591
Hotels, Restaurants & Leisure	2.6	424,347
Food Products	2.4	395,529
Software	2.2	364,913
Electric Utilities	2.1	340,963
Capital Markets	2.1	340,853
Media	2.0	331,950
Specialty Retail	1.9	311,456
Food & Staples Retailing	1.9	305,946
Consumer Finance	1.8	298,638
Electrical Equipment	1.7	280,564
Auto Components	1.7	276,248
Wireless Telecommunication Services	1.7	271,069
Multi-Utilities	1.6	260,093
Health Care Providers & Services	1.5	244,499
Textiles, Apparel & Luxury Goods	1.5	238,365
Semiconductors & Semiconductor Equipment	1.4	236,584
Industrial Conglomerates	1.4	230,015
Internet & Catalog Retail	1.4	221,520
Machinery	1.3	219,960
Paper & Forest Products	1.3	207,011
Construction Materials	1.3	204,771
Health Care Equipment & Supplies	1.2	201,323
Internet Software & Services	1.2	197,781
Communications Equipment	1.2	196,484
Life Sciences Tools & Services	1.2	192,890
Diversified Telecommunication Services	1.1	182,425
Professional Services	1.1	175,823
Electronic Equipment, Instruments & Components	1.1	174,098
Metals & Mining	1.1	173,875
Beverages	1.1	171,920
Household Products	0.9	145,224
Commercial Services & Supplies	0.9	143,706
Personal Products	0.8	138,390
Real Estate Management & Development	0.8	137,049
Tobacco	0.8	129,906
Multiline Retail	0.7	122,195
Airlines	0.7	115,872
Independent Power and Renewable Electricity Producers	0.6	93,991
Trading Companies & Distributors	0.5	77,361
Building Products	0.5	73,779
Marine	0.4	63,523
Biotechnology	0.4	60,592
Leisure Products	0.4	59,775
Transportation Infrastructure	0.3	47,604
Energy Equipment & Services	0.3	44,368
Road & Rail	0.3	42,300
Thrifts & Mortgage Finance	0.2	40,113
Water Utilities	0.2	37,273
Distributors	0.2	30,704
Diversified Financial Services	0.1	15,290

Investments, at Value	100.0	16,289,823

Total Investments	100.0%	$ 16,289,823

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2016 Form N-Q

Transamerica Global Long/Short Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at January 31, 2016
ASSETS
Investments
Common Stocks	$7,601,718	$8,621,901	$—	$16,223,619
Master Limited Partnerships	65,249	—	—	65,249
Rights	—	955	—	955

Total Investments	$7,666,967	$8,622,856	$—	$16,289,823

LIABILITIES
Securities Sold Short
Common Stocks	$(4,489,186)	$(5,559,151)	$—	$(10,048,337)
Master Limited Partnerships	(55,167)	—	—	(55,167)

Total Securities Sold Short	$(4,544,353)	$(5,559,151)	$—	$(10,103,504)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing security.
(C)

All or a portion of the security has been segregated as collateral for open securities sold short transactions. The total value of all securities segregated as collateral for open securities sold short transactions is $14,284,267.

(D)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the total aggregate value of 144A securities is $91,801, representing 0.6% of the Fund’s net assets.

(E)

Aggregate cost for federal income tax purposes is $17,629,156. Aggregate gross unrealized appreciation and depreciation for all securities is $168,933 and $1,508,266, respectively. Net unrealized depreciation for tax purposes is $1,339,333.

(F)	Cash in the amount of $364,307 has been segregated by the custodian as collateral for open securities sold short transactions.
(G)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

CURRENCY ABBREVIATION:

BRL	Brazilian Real

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
REIT	Real Estate Investment Trust

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2016 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 93.9%
Money Market Funds - 93.9%
BlackRock Liquidity Funds T-Fund Portfolio	21,598,208	$ 21,598,208
Dreyfus Treasury Cash Management	86,896,140	86,896,140
UBS Select Treasury Preferred	108,620,175	108,620,175

Total Short-Term Investment Companies (Cost $217,114,523)		217,114,523

Total Investments (Cost $217,114,523) (A)		217,114,523
Net Other Assets (Liabilities) - 6.1%		14,004,452

Net Assets - 100.0%		$ 231,118,975

CENTRALLY CLEARED SWAP AGREEMENTS: (B)

Interest Rate Swap Agreements – Fixed Rate Payable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month AUD-BBR-BBSW	2.00%	03/08/2018	AUD	20,360,000	$7,777	$11,039	$(3,262)
3-Month AUD-BBR-BBSW	2.00	03/08/2018	AUD	3,010,000	1,150	(501)	1,651
3-Month AUD-BBR-BBSW	2.00	03/08/2018	AUD	2,900,000	1,108	(444)	1,552
3-Month AUD-BBR-BBSW	2.00	03/08/2018	AUD	2,820,000	1,077	(1,420)	2,497
3-Month AUD-BBR-BBSW	2.00	03/08/2018	AUD	6,580,000	2,513	(1,776)	4,289
3-Month AUD-BBR-BBSW	2.00	03/08/2018	AUD	2,920,000	1,116	923	193
3-Month AUD-BBR-BBSW	2.00	03/08/2018	AUD	40,080,000	15,311	22,398	(7,087)
3-Month CAD-CDOR	1.00	03/19/2018	CAD	8,810,000	(37,911)	(21,867)	(16,044)
3-Month CAD-CDOR	1.00	03/19/2018	CAD	8,820,000	(37,954)	(21,709)	(16,245)
3-Month CAD-CDOR	1.00	03/19/2018	CAD	2,660,000	(11,446)	(6,623)	(4,823)
3-Month CAD-CDOR	1.00	03/19/2018	CAD	2,870,000	(12,350)	(15,547)	3,197
3-Month CAD-CDOR	2.00	03/16/2026	CAD	590,000	(15,064)	3,125	(18,189)
3-Month CAD-CDOR	2.00	03/16/2026	CAD	590,000	(15,064)	5,165	(20,229)
3-Month CAD-CDOR	2.00	03/16/2026	CAD	590,000	(15,064)	191	(15,255)
3-Month CAD-CDOR	2.00	03/16/2026	CAD	1,810,000	(46,213)	(3,792)	(42,421)
3-Month CAD-CDOR	2.00	03/16/2026	CAD	1,820,000	(46,469)	(3,414)	(43,055)
3-Month CAD-CDOR	2.00	03/16/2026	CAD	590,000	(15,064)	1,112	(16,176)
3-Month CAD-CDOR	2.00	03/16/2026	CAD	590,000	(15,063)	(2,517)	(12,546)
3-Month CAD-CDOR	2.00	03/16/2026	CAD	5,410,000	(138,128)	29,477	(167,605)
3-Month CAD-CDOR	2.00	03/16/2026	CAD	13,320,000	(340,084)	(70,352)	(269,732)
3-Month CAD-CDOR	2.00	03/16/2026	CAD	2,000,000	(51,064)	(3,653)	(47,411)
3-Month CAD-CDOR	2.00	03/16/2026	CAD	640,000	(16,340)	(18,473)	2,133
3-Month NZD-BKBM	3.00	03/14/2018	NZD	8,050,000	(37,263)	(31,306)	(5,957)
3-Month NZD-BKBM	3.50	03/11/2026	NZD	20,990,000	(86,699)	148,621	(235,320)
3-Month NZD-BKBM	3.50	03/11/2026	NZD	20,990,000	(86,700)	217,387	(304,087)
3-Month NZD-BKBM	3.50	03/11/2026	NZD	10,470,000	(43,246)	136,655	(179,901)
3-Month NZD-BKBM	3.50	03/11/2026	NZD	770,000	(3,180)	3,916	(7,096)
3-Month NZD-BKBM	3.50	03/11/2026	NZD	1,050,000	(4,337)	11,394	(15,731)
3-Month NZD-BKBM	3.50	03/11/2026	NZD	740,000	(3,057)	2,848	(5,905)
3-Month NZD-BKBM	3.50	03/11/2026	NZD	1,200,000	(4,957)	6,420	(11,377)
3-Month NZD-BKBM	3.50	03/11/2026	NZD	980,000	(4,048)	7,532	(11,580)
3-Month NZD-BKBM	3.50	03/11/2026	NZD	9,420,000	(38,910)	102,960	(141,870)
3-Month NZD-BKBM	3.50	03/11/2026	NZD	1,320,000	(5,453)	22,018	(27,471)
3-Month NZD-BKBM	3.50	03/11/2026	NZD	1,200,000	(4,956)	13,478	(18,434)
3-Month SEK-STIBOR-SIDE	0.50	03/21/2018	SEK	30,880,000	(56,474)	(33,554)	(22,920)
3-Month SEK-STIBOR-SIDE	0.50	03/21/2018	SEK	16,760,000	(39,193)	(19,699)	(19,494)
3-Month SEK-STIBOR-SIDE	0.50	03/21/2018	SEK	16,560,000	(30,286)	(17,286)	(13,000)
3-Month SEK-STIBOR-SIDE	0.50	03/21/2018	SEK	16,760,000	(30,652)	(18,283)	(12,369)
3-Month SEK-STIBOR-SIDE	0.50	03/21/2018	SEK	16,720,000	(30,578)	(17,820)	(12,758)
3-Month SEK-STIBOR-SIDE	0.50	03/21/2018	SEK	132,570,000	(242,449)	(147,126)	(95,323)
3-Month SEK-STIBOR-SIDE	0.50	03/21/2018	SEK	32,620,000	(59,657)	(42,792)	(16,865)
3-Month SEK-STIBOR-SIDE	0.50	03/21/2018	SEK	17,340,000	(31,712)	(22,445)	(9,267)
3-Month SEK-STIBOR-SIDE	0.50	03/21/2018	SEK	16,920,000	(30,944)	(22,856)	(8,088)
3-Month SEK-STIBOR-SIDE	0.50	03/21/2018	SEK	19,210,000	(35,131)	(29,137)	(5,994)

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2016 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued): (B)

Interest Rate Swap Agreements – Fixed Rate Payable (continued)

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	1.00%	03/16/2018	USD	2,030,000	$(4,880)	$(496)	$(4,384)
3-Month USD-LIBOR	1.00	03/16/2018	USD	2,060,000	(4,951)	(912)	(4,039)
3-Month USD-LIBOR	1.50	03/16/2018	USD	2,590,000	(31,933)	(14,004)	(17,929)
3-Month USD-LIBOR	1.50	03/16/2018	USD	2,090,000	(25,767)	(10,241)	(15,526)
3-Month USD-LIBOR	1.50	03/16/2018	USD	2,100,000	(25,891)	(15,819)	(10,072)
3-Month USD-LIBOR	1.50	03/16/2018	USD	2,110,000	(26,014)	(10,517)	(15,497)
3-Month USD-LIBOR	1.50	03/16/2018	USD	7,440,000	(91,728)	(39,351)	(52,377)
3-Month USD-LIBOR	1.50	03/16/2018	USD	11,360,000	(140,058)	(105,629)	(34,429)
3-Month USD-LIBOR	1.50	03/16/2018	USD	34,080,000	(420,175)	(291,825)	(128,350)
3-Month USD-LIBOR	1.50	03/16/2018	USD	2,040,000	(25,151)	(10,504)	(14,647)
3-Month USD-LIBOR	2.00	03/16/2020	USD	36,720,000	(1,169,308)	(433,089)	(736,219)
3-Month USD-LIBOR	2.00	03/16/2020	USD	18,300,000	(582,744)	(285,647)	(297,097)
3-Month USD-LIBOR	2.00	03/16/2021	USD	15,030,000	(494,182)	(217,545)	(276,637)
3-Month USD-LIBOR	2.50	03/16/2026	USD	4,450,000	(278,289)	(52,806)	(225,483)
3-Month USD-LIBOR	2.50	03/16/2026	USD	450,000	(28,141)	(16,596)	(11,545)
6-Month AUD-BBR-BBSW	3.00	03/12/2026	AUD	680,000	(10,805)	1,268	(12,073)
6-Month CHF-LIBOR	0.25	03/18/2026	CHF	19,670,000	(494,282)	154,138	(648,420)
6-Month CHF-LIBOR	0.25	03/18/2026	CHF	29,520,000	(741,799)	234,875	(976,674)
6-Month CHF-LIBOR	0.50	03/21/2018	CHF	2,910,000	(15,702)	(4,001)	(11,701)
6-Month CHF-LIBOR	0.50	03/21/2018	CHF	3,130,000	(16,888)	(5,237)	(11,651)
6-Month CHF-LIBOR	0.50	03/21/2018	CHF	2,550,000	(13,759)	(5,479)	(8,280)
6-Month CHF-LIBOR	0.50	03/21/2018	CHF	1,910,000	(10,305)	(7,462)	(2,843)
6-Month CHF-LIBOR	0.50	03/21/2018	CHF	2,850,000	(15,377)	(2,519)	(12,858)
6-Month CHF-LIBOR	0.75	03/21/2018	CHF	4,530,000	(1,885)	5,105	(6,990)
6-Month CHF-LIBOR	0.75	03/21/2018	CHF	2,940,000	(1,223)	(3,669)	2,446
6-Month CHF-LIBOR	0.75	03/21/2018	CHF	1,990,000	(828)	3,663	(4,491)
6-Month EUR-EURIBOR	0.50	03/21/2018	EUR	236,580,000	(3,498,218)	(1,476,267)	(2,021,951)
6-Month EUR-EURIBOR	0.50	03/21/2018	EUR	34,090,000	(504,076)	(424,455)	(79,621)
6-Month EUR-EURIBOR	0.50	03/21/2018	EUR	22,730,000	(336,100)	(288,908)	(47,192)
6-Month EUR-EURIBOR	1.00	03/18/2026	EUR	380,000	(12,260)	2,578	(14,838)
6-Month EUR-EURIBOR	1.00	03/18/2026	EUR	390,000	(12,583)	7,698	(20,281)
6-Month EUR-EURIBOR	1.00	03/18/2026	EUR	410,000	(13,228)	2,562	(15,790)
6-Month EUR-EURIBOR	1.00	03/18/2026	EUR	490,000	(15,809)	3,329	(19,138)
6-Month EUR-EURIBOR	1.00	03/18/2026	EUR	380,000	(12,260)	2,437	(14,697)
6-Month EUR-EURIBOR	1.00	03/18/2026	EUR	380,000	(12,260)	3,040	(15,300)
6-Month EUR-EURIBOR	1.00	03/18/2026	EUR	660,000	(21,295)	(8,124)	(13,171)
6-Month EUR-EURIBOR	1.00	03/18/2026	EUR	780,000	(25,166)	(4,432)	(20,734)
6-Month EUR-EURIBOR	1.00	03/18/2026	EUR	1,610,000	(51,945)	10,409	(62,354)
6-Month EUR-EURIBOR	1.00	03/18/2026	EUR	780,000	(25,166)	(3,465)	(21,701)
6-Month EUR-EURIBOR	1.00	03/18/2026	EUR	3,230,000	(104,212)	(33,330)	(70,882)
6-Month EUR-EURIBOR	1.00	03/18/2026	EUR	700,000	(22,585)	(15,122)	(7,463)
6-Month EUR-EURIBOR	1.00	03/18/2026	EUR	390,000	(12,583)	(1,569)	(11,014)
6-Month EUR-EURIBOR	1.00	03/18/2026	EUR	560,000	(18,067)	(6,831)	(11,236)
6-Month GBP-LIBOR	1.00	03/21/2018	GBP	1,430,000	(7,774)	(4,689)	(3,085)
6-Month GBP-LIBOR	1.50	03/21/2018	GBP	1,430,000	(28,163)	(15,051)	(13,112)
6-Month GBP-LIBOR	1.50	03/21/2018	GBP	1,980,000	(38,996)	(16,657)	(22,339)
6-Month GBP-LIBOR	2.00	03/18/2026	GBP	23,190,000	(1,215,833)	336,542	(1,552,375)
6-Month GBP-LIBOR	2.00	03/18/2026	GBP	530,000	(27,787)	1,182	(28,969)
6-Month GBP-LIBOR	2.00	03/18/2026	GBP	1,470,000	(77,071)	10,625	(87,696)
6-Month GBP-LIBOR	2.00	03/18/2026	GBP	400,000	(20,971)	(3,046)	(17,925)
6-Month GBP-LIBOR	2.00	03/18/2026	GBP	450,000	(23,593)	(5,552)	(18,041)
6-Month GBP-LIBOR	2.00	03/18/2026	GBP	660,000	(34,604)	(8,209)	(26,395)
6-Month GBP-LIBOR	2.00	03/18/2026	GBP	290,000	(15,204)	(2,809)	(12,395)
6-Month JPY-LIBOR	0.25	03/22/2018	JPY	24,224,600,000	(1,074,519)	(390,429)	(684,090)
6-Month JPY-LIBOR	0.25	03/22/2018	JPY	375,060,000	(16,636)	(6,938)	(9,698)
6-Month JPY-LIBOR	0.25	03/22/2018	JPY	239,670,000	(10,631)	(4,394)	(6,237)
6-Month JPY-LIBOR	0.25	03/22/2018	JPY	354,590,000	(15,728)	(7,414)	(8,314)
6-Month JPY-LIBOR	0.25	03/22/2018	JPY	4,393,150,000	(194,865)	(109,151)	(85,714)
6-Month JPY-LIBOR	0.25	03/22/2018	JPY	3,455,510,000	(153,274)	(73,364)	(79,910)
6-Month JPY-LIBOR	0.25	03/22/2018	JPY	324,540,000	(14,395)	(6,955)	(7,440)
6-Month JPY-LIBOR	0.50	03/18/2023	JPY	501,730,000	(88,236)	(46,442)	(41,794)

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2016 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued): (B)

Interest Rate Swap Agreements – Fixed Rate Payable (continued)

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month JPY-LIBOR	0.50%	03/18/2026	JPY	60,990,000	$(10,726)	$(155)	$(10,571)
6-Month JPY-LIBOR	0.50	03/18/2026	JPY	57,220,000	(10,063)	(1,139)	(8,924)
6-Month JPY-LIBOR	0.75	03/18/2026	JPY	58,840,000	(22,472)	(11,072)	(11,400)
6-Month NOK-NIBOR	1.00	03/21/2018	NOK	16,850,000	5,736	2,218	3,518
6-Month NOK-NIBOR	1.00	03/21/2018	NOK	107,420,000	36,567	6,701	29,866
6-Month NOK-NIBOR	1.00	03/21/2018	NOK	107,420,000	36,567	1,325	35,242
6-Month NOK-NIBOR	1.00	03/21/2018	NOK	16,730,000	5,695	2,321	3,374
6-Month NOK-NIBOR	1.00	03/21/2018	NOK	16,650,000	5,668	2,096	3,572
6-Month NOK-NIBOR	1.00	03/21/2018	NOK	2,540,000	865	(450)	1,315
6-Month NOK-NIBOR	1.00	03/21/2018	NOK	20,810,000	7,084	(1,959)	9,043
6-Month NOK-NIBOR	1.00	03/21/2018	NOK	21,920,000	7,462	2,371	5,091
6-Month NOK-NIBOR	1.00	03/21/2018	NOK	18,440,000	6,277	(1,092)	7,369
6-Month NOK-NIBOR	1.00	03/21/2018	NOK	28,060,000	9,552	(3,907)	13,459
6-Month NOK-NIBOR	1.00	03/21/2018	NOK	31,810,000	10,829	(257)	11,086
6-Month NOK-NIBOR	1.00	03/21/2018	NOK	22,300,000	7,591	(7,614)	15,205

Total					$(14,024,634)	$(3,555,846)	$(10,468,788)

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2016 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued): (B)

Interest Rate Swap Agreements – Fixed Rate Receivable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month AUD-BBR-BBSW	2.00%	03/08/2018	AUD	3,120,000	$(1,192)	$(6,462)	$5,270
3-Month AUD-BBR-BBSW	2.00	03/08/2018	AUD	2,810,000	(1,074)	(7,453)	6,379
3-Month CAD-CDOR	1.00	03/19/2018	CAD	2,970,000	12,780	6,173	6,607
3-Month CAD-CDOR	1.00	03/19/2018	CAD	2,720,000	11,704	4,885	6,819
3-Month CAD-CDOR	1.00	03/19/2018	CAD	2,670,000	11,490	4,249	7,241
3-Month CAD-CDOR	1.00	03/19/2018	CAD	8,150,000	35,070	13,203	21,867
3-Month CAD-CDOR	1.00	03/19/2018	CAD	8,150,000	35,071	14,638	20,433
3-Month CAD-CDOR	1.00	03/19/2018	CAD	2,610,000	11,231	4,981	6,250
3-Month CAD-CDOR	1.00	03/19/2018	CAD	27,060,000	116,444	13,263	103,181
3-Month CAD-CDOR	1.00	03/19/2018	CAD	60,960,000	262,321	85,417	176,904
3-Month CAD-CDOR	1.00	03/19/2018	CAD	8,940,000	38,470	14,665	23,805
3-Month CAD-CDOR	1.00	03/19/2018	CAD	4,320,000	18,589	20,113	(1,524)
3-Month CAD-CDOR	2.00	03/16/2026	CAD	1,920,000	49,022	(5,784)	54,806
3-Month CAD-CDOR	2.00	03/16/2026	CAD	1,930,000	49,276	(6,664)	55,940
3-Month CAD-CDOR	2.00	03/16/2026	CAD	1,050,000	26,808	25,159	1,649
3-Month NZD-BKBM	3.00	03/14/2018	NZD	91,460,000	423,355	184,874	238,481
3-Month NZD-BKBM	3.00	03/14/2018	NZD	91,470,000	423,401	127,043	296,358
3-Month NZD-BKBM	3.00	03/14/2018	NZD	40,220,000	186,173	38,511	147,662
3-Month NZD-BKBM	3.00	03/14/2018	NZD	3,290,000	15,229	9,400	5,829
3-Month NZD-BKBM	3.00	03/14/2018	NZD	4,030,000	18,654	12,632	6,022
3-Month NZD-BKBM	3.00	03/14/2018	NZD	310,000	1,435	844	591
3-Month NZD-BKBM	3.00	03/14/2018	NZD	4,890,000	22,635	16,162	6,473
3-Month NZD-BKBM	3.00	03/14/2018	NZD	3,110,000	14,396	10,212	4,184
3-Month NZD-BKBM	3.00	03/14/2018	NZD	5,580,000	25,829	14,948	10,881
3-Month NZD-BKBM	3.00	03/14/2018	NZD	38,910,000	180,108	92,359	87,749
3-Month NZD-BKBM	3.00	03/14/2018	NZD	4,310,000	19,950	14,904	5,046
3-Month NZD-BKBM	3.00	03/14/2018	NZD	8,790,000	40,688	45,692	(5,004)
3-Month NZD-BKBM	3.50	03/11/2026	NZD	2,230,000	9,211	1,593	7,618
3-Month SEK-STIBOR-SIDE	1.50	03/18/2026	SEK	6,680,000	15,088	2,864	12,224
3-Month SEK-STIBOR-SIDE	1.50	03/18/2026	SEK	3,720,000	8,402	2,632	5,770
3-Month SEK-STIBOR-SIDE	1.50	03/18/2026	SEK	3,630,000	8,200	(1,160)	9,360
3-Month SEK-STIBOR-SIDE	1.50	03/18/2026	SEK	3,760,000	8,493	1,343	7,150
3-Month SEK-STIBOR-SIDE	1.50	03/18/2026	SEK	10,000	23	5	18
3-Month SEK-STIBOR-SIDE	1.50	03/18/2026	SEK	3,580,000	8,087	410	7,677
3-Month SEK-STIBOR-SIDE	1.50	03/18/2026	SEK	29,130,000	65,798	(5,956)	71,754
3-Month SEK-STIBOR-SIDE	1.50	03/18/2026	SEK	3,670,000	8,290	7,649	641
3-Month SEK-STIBOR-SIDE	1.50	03/18/2026	SEK	3,750,000	8,471	420	8,051
3-Month SEK-STIBOR-SIDE	1.50	03/18/2026	SEK	4,210,000	9,510	(638)	10,148
3-Month SEK-STIBOR-SIDE	1.50	03/18/2026	SEK	4,820,000	10,887	(6,550)	17,437
3-Month SEK-STIBOR-SIDE	1.50	03/18/2026	SEK	3,770,000	8,516	2,176	6,340
3-Month USD-LIBOR	1.50	03/16/2018	USD	20,670,000	254,842	115,797	139,045
3-Month USD-LIBOR	1.50	03/16/2018	USD	530,000	6,534	3,264	3,270
3-Month USD-LIBOR	1.50	03/16/2018	USD	800,000	9,864	4,634	5,230
3-Month USD-LIBOR	2.00	03/16/2020	USD	18,570,000	591,341	331,997	259,344
3-Month USD-LIBOR	2.00	03/16/2020	USD	18,360,000	584,654	309,494	275,160
3-Month USD-LIBOR	2.00	03/16/2021	USD	15,030,000	494,182	221,951	272,231
3-Month USD-LIBOR	2.50	03/16/2026	USD	450,000	28,142	4,451	23,691
3-Month USD-LIBOR	2.50	03/16/2026	USD	460,000	28,767	2,056	26,711
3-Month USD-LIBOR	2.50	03/16/2026	USD	450,000	28,142	8,945	19,197
3-Month USD-LIBOR	2.50	03/16/2026	USD	500,000	31,268	16,016	15,252
3-Month USD-LIBOR	2.50	03/16/2026	USD	1,640,000	102,560	51,863	50,697
3-Month USD-LIBOR	2.50	03/16/2026	USD	2,490,000	155,716	125,108	30,608
3-Month USD-LIBOR	2.50	03/16/2026	USD	7,460,000	466,524	349,357	117,167
3-Month USD-LIBOR	2.50	03/16/2026	USD	610,000	38,147	15,143	23,004
3-Month USD-LIBOR	2.50	03/16/2026	USD	450,000	28,142	10,936	17,206
3-Month USD-LIBOR	2.50	03/16/2026	USD	450,000	28,141	27,645	496
6-Month AUD-BBR-BBSW	3.00	03/12/2026	AUD	4,660,000	74,043	(11,376)	85,419
6-Month AUD-BBR-BBSW	3.00	03/12/2026	AUD	660,000	10,487	2,694	7,793
6-Month AUD-BBR-BBSW	3.00	03/12/2026	AUD	650,000	10,328	24	10,304
6-Month AUD-BBR-BBSW	3.00	03/12/2026	AUD	690,000	10,963	1,503	9,460
6-Month AUD-BBR-BBSW	3.00	03/12/2026	AUD	1,450,000	23,040	(1,321)	24,361

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2016 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued): (B)

Interest Rate Swap Agreements – Fixed Rate Receivable (continued)

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month AUD-BBR-BBSW	3.00%	03/12/2026	AUD	8,900,000	$141,413	$85,799	$55,614
6-Month CAD-CDOR	1.00	03/19/2018	CAD	2,630,000	11,318	3,951	7,367
6-Month CHF-LIBOR	0.25	03/18/2026	CHF	400,000	10,051	(8,639)	18,690
6-Month CHF-LIBOR	0.25	03/18/2026	CHF	770,000	19,349	(2,809)	22,158
6-Month CHF-LIBOR	0.25	03/18/2026	CHF	670,000	16,836	(59)	16,895
6-Month CHF-LIBOR	0.25	03/18/2026	CHF	390,000	9,800	(1,261)	11,061
6-Month CHF-LIBOR	0.25	03/18/2026	CHF	580,000	14,575	2,670	11,905
6-Month CHF-LIBOR	0.25	03/18/2026	CHF	400,000	10,052	6,225	3,827
6-Month CHF-LIBOR	0.25	03/18/2026	CHF	500,000	12,565	2,821	9,744
6-Month CHF-LIBOR	0.25	03/18/2026	CHF	720,000	18,092	16,457	1,635
6-Month CHF-LIBOR	0.25	03/18/2026	CHF	720,000	18,092	17,077	1,015
6-Month CHF-LIBOR	0.50	03/21/2018	CHF	96,170,000	518,891	171,352	347,539
6-Month CHF-LIBOR	0.50	03/21/2018	CHF	144,270,000	778,417	259,211	519,206
6-Month EUR-EURIBOR	0.50	03/21/2018	EUR	1,780,000	26,320	12,404	13,916
6-Month EUR-EURIBOR	0.50	03/21/2018	EUR	2,950,000	43,621	23,443	20,178
6-Month EUR-EURIBOR	0.50	03/21/2018	EUR	1,770,000	26,172	14,501	11,671
6-Month EUR-EURIBOR	0.50	03/21/2018	EUR	1,760,000	26,024	13,916	12,108
6-Month EUR-EURIBOR	0.50	03/21/2018	EUR	1,760,000	26,025	14,448	11,577
6-Month EUR-EURIBOR	0.50	03/21/2018	EUR	2,080,000	30,756	20,152	10,604
6-Month EUR-EURIBOR	0.50	03/21/2018	EUR	1,380,000	20,405	13,458	6,947
6-Month EUR-EURIBOR	0.50	03/21/2018	EUR	1,850,000	27,355	17,599	9,756
6-Month EUR-EURIBOR	0.50	03/21/2018	EUR	13,760,000	203,464	162,139	41,325
6-Month EUR-EURIBOR	0.50	03/21/2018	EUR	1,830,000	27,060	25,048	2,012
6-Month EUR-EURIBOR	0.50	03/21/2018	EUR	3,460,000	51,162	39,114	12,048
6-Month EUR-EURIBOR	0.50	03/21/2018	EUR	9,560,000	141,360	102,681	38,679
6-Month EUR-EURIBOR	0.50	03/21/2018	EUR	1,830,000	27,059	19,772	7,287
6-Month EUR-EURIBOR	1.00	03/18/2026	EUR	49,810,000	1,607,070	(783,278)	2,390,348
6-Month EUR-EURIBOR	1.00	03/18/2026	EUR	1,200,000	38,716	(13,408)	52,124
6-Month EUR-EURIBOR	1.00	03/18/2026	EUR	150,000	4,840	(565)	5,405
6-Month EUR-EURIBOR	1.00	03/18/2026	EUR	7,280,000	234,882	76,912	157,970
6-Month EUR-EURIBOR	1.00	03/18/2026	EUR	4,860,000	156,804	50,221	106,583
6-Month GBP-LIBOR	1.50	03/21/2018	GBP	106,340,000	2,094,327	604,222	1,490,105
6-Month GBP-LIBOR	1.50	03/21/2018	GBP	1,310,000	25,800	9,084	16,716
6-Month GBP-LIBOR	1.50	03/21/2018	GBP	6,280,000	123,682	45,271	78,411
6-Month GBP-LIBOR	1.50	03/21/2018	GBP	1,310,000	25,800	14,620	11,180
6-Month GBP-LIBOR	1.50	03/21/2018	GBP	2,440,000	48,055	25,882	22,173
6-Month GBP-LIBOR	1.50	03/21/2018	GBP	3,660,000	72,082	38,535	33,547
6-Month GBP-LIBOR	1.50	03/21/2018	GBP	1,490,000	29,345	15,718	13,627
6-Month GBP-LIBOR	2.00	03/18/2026	GBP	580,000	30,409	3,125	27,284
6-Month GBP-LIBOR	2.00	03/18/2026	GBP	510,000	26,739	11,413	15,326
6-Month GBP-LIBOR	2.00	03/18/2026	GBP	370,000	19,399	16,112	3,287
6-Month JPY-LIBOR	0.25	03/22/2018	JPY	245,400,000	10,885	5,517	5,368
6-Month JPY-LIBOR	0.25	03/22/2018	JPY	245,870,000	10,906	5,375	5,531
6-Month JPY-LIBOR	0.25	03/22/2018	JPY	30,282,260,000	1,343,215	716,139	627,076
6-Month JPY-LIBOR	0.25	03/22/2018	JPY	2,166,170,000	96,084	57,019	39,065
6-Month JPY-LIBOR	0.25	03/22/2018	JPY	244,670,000	10,853	5,491	5,362
6-Month JPY-LIBOR	0.75	03/18/2026	JPY	5,006,820,000	1,912,179	454,174	1,458,005
6-Month JPY-LIBOR	0.75	03/18/2026	JPY	49,400,000	18,866	6,460	12,406
6-Month JPY-LIBOR	0.75	03/18/2026	JPY	55,860,000	21,334	5,733	15,601
6-Month JPY-LIBOR	0.75	03/18/2026	JPY	49,320,000	18,836	7,848	10,988
6-Month JPY-LIBOR	0.75	03/18/2026	JPY	899,100,000	343,380	127,428	215,952
6-Month JPY-LIBOR	0.75	03/18/2026	JPY	711,720,000	271,816	118,896	152,920
6-Month JPY-LIBOR	0.75	03/18/2026	JPY	49,490,000	18,901	8,987	9,914
6-Month NOK-NIBOR	2.00	03/18/2026	NOK	23,380,000	89,808	(39,937)	129,745
6-Month NOK-NIBOR	2.00	03/18/2026	NOK	23,370,000	89,769	(12,239)	102,008

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2016 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued): (B)

Interest Rate Swap Agreements – Fixed Rate Receivable (continued)

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month NOK-NIBOR	2.00%	03/18/2026	NOK	4,640,000	$17,823	$(5,785)	$23,608
6-Month NOK-NIBOR	2.00	03/18/2026	NOK	3,700,000	14,213	(6,782)	20,995
6-Month NOK-NIBOR	2.00	03/18/2026	NOK	4,150,000	15,941	(6,162)	22,103
6-Month NOK-NIBOR	2.00	03/18/2026	NOK	3,690,000	14,174	3,297	10,877
6-Month NOK-NIBOR	2.00	03/18/2026	NOK	5,690,000	21,856	267	21,589
6-Month NOK-NIBOR	2.00	03/18/2026	NOK	9,740,000	37,414	10,259	27,155
6-Month NOK-NIBOR	2.00	03/18/2026	NOK	4,100,000	15,749	892	14,857
6-Month NOK-NIBOR	2.00	03/18/2026	NOK	3,870,000	14,866	(1,232)	16,098
6-Month NOK-NIBOR	2.00	03/18/2026	NOK	3,870,000	14,865	1,350	13,515
6-Month USD-LIBOR	2.50	03/16/2026	USD	450,000	28,142	12,966	15,176

Total					$16,468,725	$4,964,228	$11,504,497

OVER-THE-COUNTER SWAP AGREEMENTS: (C)

Total Return Swap Agreements – Payable (D)

Reference Entity	Counterparty	Termination Date	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
10-Year Japanese Government Bond Futures	BOA	03/14/2016	5,000,000	$(75,963)	$—	$(75,963)
10-Year U.K. Gilt Futures	BOA	03/29/2016	108,000	(153,314)	—	(153,314)
BM&F Bovespa Index Futures	BOA	02/17/2016	160	206,330	—	206,330
Brent Crude Oil Futures	CITI	02/26/2016	1,000	(6,447)	—	(6,447)
Corn Futures	BOA	02/19/2016	140,000	(27,900)	—	(27,900)
Corn Futures	CITI	02/19/2016	225,000	3,971	—	3,971
MSCI Poland Index Futures	GSC	03/16/2016	811	1,610	—	1,610
Soybean Futures	BOA	02/19/2016	125,000	(9,075)	—	(9,075)
Soybean Futures	CITI	02/19/2016	60,000	(1,037)	—	(1,037)
Soybean Meal Futures	BOA	02/19/2016	4,000	14,050	—	14,050
Soybean Meal Futures	CITI	02/19/2016	2,500	12,550	—	12,550
Soybean Oil Futures	BOA	02/19/2016	240,000	1,224	—	1,224
Soybean Oil Futures	CITI	02/19/2016	360,000	2,052	—	2,052
TAIEX Futures	BOA	02/17/2016	400	(4,405)	—	(4,405)
Wheat Futures	BOA	02/19/2016	5,000	2,218	—	2,218
Wheat Futures	CITI	02/19/2016	445,000	140,852	—	140,852
WTI Crude Futures	CITI	02/19/2016	1,000	660	—	660

Total				$107,376	$—	$107,376

Total Return Swap Agreements – Receivable (D)

Reference Entity	Counterparty	Termination Date	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note Futures	BOA	03/31/2016	142,000	$101,445	$—	$101,445
10-Year Canadian Government Bond Futures	BOA	03/21/2016	147,000	44,980	—	44,980
10-Year German Euro Bund Futures	BOA	03/08/2016	49,000	170,812	—	170,812
10-Year U.S. Treasury Note Futures	BOA	03/21/2016	347,000	718,634	—	718,634
BIST 30 Index Futures	BOA	02/29/2016	1,700	(636)	—	(636)
HSCEI China Index Futures	BOA	02/26/2016	950	20,781	—	20,781
KOSPI 200 Index Futures	BOA	03/10/2016	4,000,000	(13,397)	—	(13,397)
MSCI Mexico Index Futures	GSC	03/16/2016	498	(1,511)	—	(1,511)
Swiss Market Index Futures	BOA	03/18/2016	690	276,578	—	276,578
Tel Aviv 25 Index Futures	BOA	02/26/2016	1,100	(1,926)	—	(1,926)

Total				$1,315,760	$—	$1,315,760

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2016 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

FUTURES CONTRACTS: (E)

Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
3-Month Aluminum	Long	7	02/18/2016	$7,972	$—
3-Month Aluminum	Short	(7)	02/18/2016	—	(8,898)
3-Month Aluminum	Long	18	02/19/2016	16,131	—
3-Month Aluminum	Short	(18)	02/19/2016	—	(15,007)
3-Month Aluminum	Long	2	02/25/2016	3,599	—
3-Month Aluminum	Short	(2)	02/25/2016	—	(3,543)
3-Month Aluminum	Long	4	03/02/2016	4,645	—
3-Month Aluminum	Short	(4)	03/02/2016	—	(4,087)
3-Month Aluminum	Long	2	03/08/2016	2,233	—
3-Month Aluminum	Short	(2)	03/08/2016	—	(1,757)
3-Month Aluminum	Long	4	03/09/2016	2,915	—
3-Month Aluminum	Short	(4)	03/09/2016	—	(2,779)
3-Month Aluminum	Long	9	03/30/2016	1,584	—
3-Month Aluminum	Short	(9)	03/30/2016	671	—
3-Month Aluminum	Long	9	04/05/2016	10,206	—
3-Month Aluminum	Short	(9)	04/05/2016	—	(9,788)
3-Month Aluminum	Long	1	04/13/2016	1,690	—
3-Month Aluminum	Short	(1)	04/13/2016	—	(1,603)
3-Month Canadian Bankers’ Acceptance	Short	(421)	06/13/2016	—	(73,020)
3-Month Canadian Bankers’ Acceptance	Short	(521)	09/19/2016	—	(168,837)
3-Month Canadian Bankers’ Acceptance	Short	(414)	12/19/2016	—	(182,390)
3-Month Copper	Long	7	02/18/2016	—	(12,780)
3-Month Copper	Short	(7)	02/18/2016	10,247	—
3-Month Copper	Long	1	02/19/2016	—	(1,853)
3-Month Copper	Short	(1)	02/19/2016	1,860	—
3-Month Copper	Long	2	03/07/2016	—	(1,376)
3-Month Copper	Short	(2)	03/07/2016	1,221	—
3-Month Copper	Long	1	03/08/2016	440	—
3-Month Copper	Short	(1)	03/08/2016	—	(241)
3-Month Copper	Long	2	03/19/2016	—	(3,063)
3-Month Copper	Short	(2)	03/19/2016	2,349	—
3-Month Copper	Long	1	03/30/2016	—	(3,697)
3-Month Copper	Short	(1)	03/30/2016	3,821	—
3-Month Copper	Long	3	04/05/2016	—	(7,207)
3-Month Copper	Short	(3)	04/05/2016	6,398	—
3-Month Copper	Long	1	04/20/2016	4,795	—
3-Month Copper	Short	(1)	04/20/2016	—	(5,346)
3-Month Copper	Long	1	04/27/2016	820	—
3-Month Copper	Short	(1)	04/27/2016	—	(788)
3-Month EURIBOR	Short	(984)	03/14/2016	—	(187,824)
3-Month EURIBOR	Short	(420)	06/13/2016	—	(317,247)
3-Month EURIBOR	Long	932	09/19/2016	276,438	—
3-Month EURIBOR	Long	38	12/19/2016	15,607	—
3-Month Nickel	Long	1	02/18/2016	—	(3,234)
3-Month Nickel	Short	(1)	02/18/2016	2,680	—
3-Month Nickel	Long	2	02/19/2016	—	(3,966)
3-Month Nickel	Short	(2)	02/19/2016	4,160	—
3-Month Nickel	Long	2	02/25/2016	—	(2,537)
3-Month Nickel	Short	(2)	02/25/2016	2,507	—
3-Month Nickel	Long	1	04/05/2016	5	—
3-Month Nickel	Short	(1)	04/05/2016	—	(129)
3-Month Nickel	Long	1	04/13/2016	2,225	—
3-Month Nickel	Short	(1)	04/13/2016	—	(2,151)
3-Month Zinc	Long	2	02/11/2016	2,072	—
3-Month Zinc	Short	(2)	02/11/2016	—	(2,206)
3-Month Zinc	Long	3	04/05/2016	3,791	—
3-Month Zinc	Short	(3)	04/05/2016	—	(3,842)
3-Month Zinc	Long	3	04/13/2016	11,204	—

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2016 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

FUTURES CONTRACTS (continued): (E)

Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
3-Month Zinc	Short	(3)	04/13/2016	$—	$(10,646)
90-Day Eurodollar	Long	485	06/13/2016	87,967	—
90-Day Eurodollar	Long	207	09/19/2016	108,419	—
90-Day Eurodollar	Long	8	12/19/2016	1,606	—
90-Day Sterling	Long	935	06/15/2016	601,143	—
90-Day Sterling	Long	1,005	09/21/2016	591,734	—
90-Day Sterling	Long	1,066	12/21/2016	626,726	—
10-Year Australian Treasury Bond	Short	(575)	03/15/2016	—	(1,236,887)
10-Year Canadian Government Bond	Long	107	03/21/2016	10,104	—
10-Year Japanese Government Bond	Short	(49)	03/14/2016	—	(672,051)
10-Year Japanese Government Bond Mini	Short	(403)	03/11/2016	—	(568,753)
10-Year U.S. Treasury Note	Long	124	03/21/2016	193,516	—
Aluminum	Long	24	03/14/2016	18,400	—
Aluminum	Short	(55)	03/14/2016	—	(64,729)
BIST 30 Index	Long	106	02/29/2016	—	(4,924)
Brent Crude Oil	Short	(66)	02/29/2016	—	(456,105)
CAC 40 Index	Short	(12)	02/19/2016	2,390	—
Copper	Long	6	03/14/2016	5,797	—
Copper	Short	(10)	03/14/2016	15,805	—
Corn	Short	(179)	03/14/2016	—	(23,096)
DAX® Index	Short	(21)	03/18/2016	128,718	—
EURO STOXX 50® Index	Long	483	03/18/2016	—	(939,023)
FTSE 100 Index	Short	(71)	03/18/2016	—	(42,240)
FTSE Bursa Malaysia KLCI	Long	6	02/29/2016	2,535	—
FTSE JSE Top 40 Index	Short	(13)	03/17/2016	988	—
FTSE MIB Index	Long	42	03/18/2016	—	(114,161)
German Euro Bund	Long	174	03/08/2016	728,331	—
Gold 100 oz	Long	5	04/27/2016	6,337	—
H-Shares Index	Short	(2)	02/26/2016	—	(4,488)
Hang Seng Index	Short	(11)	02/26/2016	—	(54,264)
IBEX 35 Index	Long	23	02/19/2016	—	(35,817)
KOSPI 200 Index	Long	3	03/10/2016	—	(2,542)
Mexican Bolsa Index	Short	(12)	03/18/2016	—	(7,446)
MSCI Singapore Index	Short	(50)	02/26/2016	—	(29,745)
MSCI Taiwan Index	Short	(1)	02/25/2016	—	(1,001)
Natural Gas	Short	(87)	02/25/2016	—	(8,585)
New York Harbor ULSD	Short	(1)	02/29/2016	—	(377)
Nickel	Long	6	03/14/2016	—	(4,623)
Nickel	Short	(2)	03/14/2016	—	(2,237)
OMX Stockholm 30 Index	Long	184	02/19/2016	—	(22,676)
RBOB Gasoline	Short	(1)	02/29/2016	78	—
S&P 500® E-Mini	Short	(12)	03/18/2016	—	(21,950)
S&P/ASX 200 Index	Long	144	03/17/2016	101,772	—
S&P/TSX 60 Index	Short	(116)	03/17/2016	—	(288,928)
SET 50 Index	Short	(16)	03/30/2016	—	(2,097)
Silver	Short	(1)	03/29/2016	—	(983)
Soybean	Short	(86)	03/14/2016	—	(23,449)
Soybean Meal	Short	(49)	03/14/2016	33,130	—
Soybean Oil	Short	(203)	03/14/2016	26,193	—
TOPIX Index	Short	(60)	03/10/2016	342,959	—
U.K. Gilt	Short	(58)	03/29/2016	—	(86,084)
Wheat	Short	(26)	03/14/2016	29,730	—
WTI Crude	Short	(59)	02/22/2016	—	(4,661)
Zinc	Short	(17)	03/14/2016	—	(28,997)

Total				$4,068,664	$(5,794,761)

The notes are an integral part of this report. Transamerica Funds	Page 8	January 31, 2016 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (C)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	03/16/2016	AUD	3,573,000	USD	2,570,392	$—	$(47,182)
CITI	03/16/2016	BRL	4,066,500	USD	1,003,251	4,472	(5,243)
CITI	03/16/2016	CAD	3,504,500	USD	2,481,022	20,636	(33)
CITI	03/16/2016	CHF	4,924,500	USD	4,966,307	—	(149,697)
CITI	03/16/2016	CLP	190,000,000	USD	266,872	314	(2,129)
CITI	03/16/2016	CNY	1,229,500	USD	188,680	—	(2,358)
CITI	03/16/2016	COP	1,200,000,000	USD	363,998	1,973	(2,223)
CITI	03/16/2016	CZK	244,500,000	USD	9,899,942	2,718	(90,247)
CITI	03/16/2016	EUR	11,184,500	USD	12,155,306	32,961	(57,556)
CITI	03/16/2016	GBP	4,828,500	USD	6,927,577	20,361	(67,237)
CITI	03/16/2016	HKD	1,250,500	USD	161,097	—	(373)
CITI	03/16/2016	HUF	170,791,500	USD	587,643	6,349	(81)
CITI	03/16/2016	IDR	1,200,000,000	USD	84,943	1,395	—
CITI	03/16/2016	ILS	2,185,000	USD	565,184	—	(12,866)
CITI	03/16/2016	INR	6,000,000	USD	89,015	—	(1,312)
CITI	03/16/2016	JPY	2,278,894,500	USD	18,648,941	236,143	(40,161)
CITI	03/16/2016	KRW	1,040,214,500	USD	887,316	1,230	(21,902)
CITI	03/16/2016	MXN	7,424,000	USD	427,299	—	(19,299)
CITI	03/16/2016	MYR	4,550,000	USD	1,050,113	41,283	—
CITI	03/16/2016	NOK	19,650,500	USD	2,246,829	18,247	(2,674)
CITI	03/16/2016	NZD	4,620,500	USD	3,071,044	7,364	(94,630)
CITI	03/16/2016	PLN	1,050,000	USD	259,474	—	(2,326)
CITI	03/16/2016	SEK	93,348,500	USD	10,788,284	105,035	(2,395)
CITI	03/16/2016	SGD	2,335,000	USD	1,646,829	1,038	(10,397)
CITI	03/16/2016	TRY	5,254,000	USD	1,752,211	6,776	(4,015)
CITI	03/16/2016	USD	3,561,388	AUD	5,008,000	55,177	(30,381)
CITI	03/16/2016	USD	1,962,954	BRL	7,832,000	37,708	(5,510)
CITI	03/16/2016	USD	8,390,462	CAD	11,796,000	89,668	(119,571)
CITI	03/16/2016	USD	6,655,857	CHF	6,690,500	111,937	—
CITI	03/16/2016	USD	274,412	CNY	1,786,500	3,680	—
CITI	03/16/2016	USD	647,854	COP	2,105,000,000	13,972	(4,196)
CITI	03/16/2016	USD	13,154,179	EUR	12,079,500	88,150	(35,398)
CITI	03/16/2016	USD	10,819,690	GBP	7,214,000	539,607	—
CITI	03/16/2016	USD	501,195	HKD	3,899,000	788	(722)
CITI	03/16/2016	USD	478,839	INR	32,461,000	4,435	(85)
CITI	03/16/2016	USD	4,051,216	JPY	479,450,000	86,626	(138)
CITI	03/16/2016	USD	1,287,207	KRW	1,551,154,000	4,814	(9,934)
CITI	03/16/2016	USD	3,413,498	MXN	58,656,000	204,502	(14,560)
CITI	03/16/2016	USD	668,268	MYR	2,830,000	—	(10,557)
CITI	03/16/2016	USD	5,095,053	NOK	44,439,000	15,545	(36,843)
CITI	03/16/2016	USD	4,511,313	NZD	6,834,500	97,801	—
CITI	03/16/2016	USD	261,022	PHP	12,550,000	416	(2,108)
CITI	03/16/2016	USD	1,262,926	PLN	5,100,500	17,214	(3,412)
CITI	03/16/2016	USD	6,723,592	SEK	56,937,000	86,256	(5,476)
CITI	03/16/2016	USD	928,789	SGD	1,320,000	6,285	(3,173)
CITI	03/16/2016	USD	1,258,289	TRY	3,775,500	4,932	(7,758)
CITI	03/16/2016	USD	241,838	TWD	8,000,000	2,991	(1,164)
CITI	03/16/2016	USD	1,693,126	ZAR	26,077,000	75,502	(9,440)
CITI	03/16/2016	ZAR	4,332,000	USD	292,188	985	(22,879)
CSFB	03/16/2016	AUD	3,573,000	USD	2,570,400	—	(47,190)
CSFB	03/16/2016	BRL	2,928,500	USD	719,106	4,472	(1,640)
CSFB	03/16/2016	CAD	3,491,500	USD	2,471,709	20,636	—
CSFB	03/16/2016	CHF	4,919,500	USD	4,961,296	—	(149,576)
CSFB	03/16/2016	CLP	110,000,000	USD	155,582	—	(2,129)
CSFB	03/16/2016	CNY	1,229,500	USD	188,771	—	(2,449)
CSFB	03/16/2016	COP	1,200,000,000	USD	363,998	1,973	(2,223)
CSFB	03/16/2016	CZK	14,500,000	USD	583,272	2,701	(4,050)
CSFB	03/16/2016	EUR	11,088,500	USD	12,049,977	32,945	(56,334)

The notes are an integral part of this report. Transamerica Funds	Page 9	January 31, 2016 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CSFB	03/16/2016	GBP	4,751,500	USD	6,815,505	$20,361	$(64,891)
CSFB	03/16/2016	HKD	1,250,500	USD	161,097	—	(373)
CSFB	03/16/2016	HUF	134,724,500	USD	465,118	3,456	(81)
CSFB	03/16/2016	IDR	1,200,000,000	USD	84,943	1,395	—
CSFB	03/16/2016	ILS	2,185,000	USD	565,132	—	(12,813)
CSFB	03/16/2016	INR	6,000,000	USD	89,015	—	(1,312)
CSFB	03/16/2016	JPY	2,278,894,500	USD	18,648,954	236,142	(40,174)
CSFB	03/16/2016	KRW	727,993,500	USD	618,164	1,230	(12,873)
CSFB	03/16/2016	MXN	7,424,000	USD	427,467	—	(19,467)
CSFB	03/16/2016	MYR	4,550,000	USD	1,050,112	41,285	—
CSFB	03/16/2016	NOK	19,650,500	USD	2,246,875	18,201	(2,674)
CSFB	03/16/2016	NZD	4,620,500	USD	3,071,327	7,360	(94,908)
CSFB	03/16/2016	SEK	93,348,500	USD	10,788,018	105,091	(2,185)
CSFB	03/16/2016	SGD	2,335,000	USD	1,646,862	1,012	(10,405)
CSFB	03/16/2016	TRY	5,254,000	USD	1,752,256	6,732	(4,017)
CSFB	03/16/2016	USD	3,561,377	AUD	5,008,000	55,177	(30,392)
CSFB	03/16/2016	USD	1,962,963	BRL	7,832,000	37,720	(5,511)
CSFB	03/16/2016	USD	8,380,865	CAD	11,783,000	89,369	(119,590)
CSFB	03/16/2016	USD	5,810,682	CHF	5,842,500	96,183	—
CSFB	03/16/2016	USD	274,413	CNY	1,786,500	3,683	—
CSFB	03/16/2016	USD	617,629	COP	2,005,000,000	13,972	(4,109)
CSFB	03/16/2016	USD	3,731,177	EUR	3,459,500	14,362	(35,359)
CSFB	03/16/2016	USD	10,658,374	GBP	7,107,000	530,766	—
CSFB	03/16/2016	USD	478,838	INR	32,461,000	4,435	(85)
CSFB	03/16/2016	USD	3,989,710	JPY	472,060,000	86,092	—
CSFB	03/16/2016	USD	1,287,146	KRW	1,551,154,000	4,814	(9,996)
CSFB	03/16/2016	USD	3,413,142	MXN	58,649,000	204,498	(14,526)
CSFB	03/16/2016	USD	668,268	MYR	2,830,000	—	(10,557)
CSFB	03/16/2016	USD	5,095,053	NOK	44,439,000	15,545	(36,843)
CSFB	03/16/2016	USD	4,511,313	NZD	6,834,500	97,801	—
CSFB	03/16/2016	USD	199,078	PHP	9,550,000	416	(1,251)
CSFB	03/16/2016	USD	1,146,437	PLN	4,633,500	15,119	(3,438)
CSFB	03/16/2016	USD	6,723,580	SEK	56,937,000	86,256	(5,488)
CSFB	03/16/2016	USD	928,755	SGD	1,320,000	6,284	(3,206)
CSFB	03/16/2016	USD	1,257,923	TRY	3,775,500	4,933	(8,125)
CSFB	03/16/2016	USD	241,840	TWD	8,000,000	2,993	(1,164)
CSFB	03/16/2016	USD	1,693,129	ZAR	26,077,000	75,506	(9,440)
CSFB	03/16/2016	ZAR	4,332,000	USD	292,252	972	(22,932)

Total						$4,009,174	$(1,813,417)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at January 31, 2016
ASSETS
Investments
Short-Term Investment Companies	$217,114,523	$—	$—	$217,114,523

Total Investments	$217,114,523	$—	$—	$217,114,523

Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$16,640,936	$—	$16,640,936
Over-the-Counter Total Return Swap Agreements	—	1,718,747	—	1,718,747
Futures Contracts (G)	4,068,664	—	—	4,068,664
Forward Foreign Currency Contracts (G)	—	4,009,174	—	4,009,174

Total Other Financial Instruments	$4,068,664	$22,368,857	$—	$26,437,521

The notes are an integral part of this report. Transamerica Funds	Page 10	January 31, 2016 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

SECURITY VALUATION (continued):

Valuation Inputs (continued) (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at January 31, 2016
LIABILITIES
Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$(14,196,845)	$—	$(14,196,845)
Over-the-Counter Total Return Swap Agreements	—	(295,611)	—	(295,611)
Futures Contracts (G)	(5,794,761)	—	—	(5,794,761)
Forward Foreign Currency Contracts (G)	—	(1,813,417)	—	(1,813,417)

Total Other Financial Instruments	$(5,794,761)	$(16,305,873)	$—	$(22,100,634)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Aggregate cost for federal income tax purposes is $217,114,523.
(B)	Cash in the amount of $2,336,274 has been segregated by the custodian as collateral for centrally cleared swap agreements.
(C)	Cash in the amount of $3,399,519 has been segregated by the custodian as collateral for open swap and/or forward foreign currency contracts.
(D)

At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return and would receive payment in the event of a negative total return.

(E)	Cash in the amount of $10,769,130 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(F)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(G)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Columbian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish New Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

The notes are an integral part of this report. Transamerica Funds	Page 11	January 31, 2016 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

COUNTERPARTY ABBREVIATIONS:

BOA	Bank of America
CITI	Citigroup, Inc.
CSFB	Credit Suisse First Boston
GSC	Goldman Sachs & Co.

PORTFOLIO ABBREVIATIONS:

ASX	Australian Securities Exchange
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
BIST	Borsa Istanbul (Sole Exchange Entity of Turkey)
BKBM	Bank Bill Reference Rate
BM&F
Bovespa	Bolsa de Valores, Mercadorias & Futuros de Sao Paulo (Brazilian Stock Exchange Index)
CAC	Cotation Assistée en Continu (French Stock Market Index)
CDOR	Canadian Dollar Offered Rate
DAX	Deutscher Aktienindex (Frankfurt Stock Index)
EURIBOR	Euro Interbank Offer Rate
FTSE	Financial Times Stock Exchange
HSCEI	Hang Seng China Enterprises Index
IBEX	Índice Bursatil Español (Bolsa de Madrid Stock Market Index)
JSE	Johannesburg Stock Exchange
KLCI	Kuala Lumpur Composite Index
KOSPI	Korean Composite Stock Price Index
LIBOR	London Interbank Offered Rate
MIB	Milano Italia Borsa (FTSE MIB is the primary benchmark index for the Italian equity markets)
NIBOR	Norwegian Interbank Offered Rate
OMX	Norwegian Stockholm Stock Exchange
RBOB	Reformulated Blendstock for Oxygenate Blending
SET	Stock Exchange of Thailand
SIDE	Swedish Markets
STIBOR	Stockholm Interbank Offered Rate
STOXX	Deutsche Börse Group & SIX Group Index
TAIEX	Taiwan Capitalization Weighted Stock Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange
ULSD	Ultra-Low Sulfur Diesel
WTI	West Texas Intermediate

The notes are an integral part of this report. Transamerica Funds	Page 12	January 31, 2016 Form N-Q

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 89.0%
Australia - 6.3%
GPT Group, REIT	183,546	$ 642,059
Investa Office Fund, REIT	135,655	379,407
Mirvac Group, REIT	404,564	552,398
Scentre Group, REIT	209,531	654,524
Vicinity Centres, REIT	163,704	340,811
Westfield Corp., REIT	83,097	591,535

		3,160,734

France - 6.7%
Gecina SA, REIT	3,811	489,893
ICADE, REIT	5,335	379,146
Klepierre, REIT	27,680	1,199,706
Unibail-Rodamco SE, REIT	5,183	1,306,435

		3,375,180

Germany - 3.0%
Deutsche Wohnen AG	5,851	154,256
LEG Immobilien AG (A)	13,098	1,063,194
Vonovia SE	8,985	273,852

		1,491,302

Hong Kong - 5.4%
Cheung Kong Property Holdings, Ltd.	126,990	686,676
Henderson Land Development Co., Ltd.	13,000	70,981
Hongkong Land Holdings, Ltd.	67,097	422,768
Link REIT	107,100	615,123
Sino Land Co., Ltd.	166,000	214,126
Sun Hung Kai Properties, Ltd.	62,945	680,868

		2,690,542

Japan - 12.8%
Daiwa House Industry Co., Ltd.	11,323	319,683
GLP J-REIT	246	239,563
Japan Retail Fund Investment Corp., Class A, REIT	500	1,059,133
Kenedix Office Investment Corp., Class A, REIT	75	380,022
Mitsubishi Estate Co., Ltd.	77,436	1,532,975
Mitsui Fudosan Co., Ltd.	58,446	1,375,870
Mori Hills REIT Investment Corp. (B)	186	235,622
Nippon Prologis REIT, Inc.	247	439,596
NTT Urban Development Corp. (B)	15,900	156,104
Orix JREIT, Inc., Class A (B)	262	365,262
Sumitomo Realty & Development Co., Ltd.	11,930	334,425

		6,438,255

Netherlands - 0.9%
Eurocommercial Properties NV, CVA	5,617	245,527
NSI NV, REIT	45,193	184,092

		429,619

Spain - 0.2%
Hispania Activos Inmobiliarios SA (A)	6,388	79,438

Sweden - 0.4%
Hufvudstaden AB, Class A	15,132	208,520

United Kingdom - 5.4%
British Land Co. PLC, REIT	52,819	559,533
Derwent London PLC, REIT	6,886	319,377

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Great Portland Estates PLC, REIT	32,554	$ 357,035
Hammerson PLC, REIT	47,007	392,701
Land Securities Group PLC, REIT	55,801	875,146
Safestore Holdings PLC, REIT	28,138	137,710
UNITE Group PLC	7,244	66,618

		2,708,120

United States - 47.9%
Alexandria Real Estate Equities, Inc., REIT	6,100	482,998
AvalonBay Communities, Inc., REIT	7,215	1,237,300
Boston Properties, Inc., REIT	6,720	780,931
DCT Industrial Trust, Inc., REIT (B)	12,475	446,480
DDR Corp., REIT (B)	36,000	615,960
Digital Realty Trust, Inc., REIT (B)	9,153	732,972
Douglas Emmett, Inc., REIT	7,600	224,808
Equity Residential, REIT	24,300	1,873,287
Essex Property Trust, Inc., REIT	2,802	597,134
General Growth Properties, Inc., REIT	47,190	1,323,208
Healthcare Realty Trust, Inc., REIT	14,100	409,464
Healthcare Trust of America, Inc., Class A, REIT (B)	12,850	360,314
Highwoods Properties, Inc., REIT (B)	7,800	329,862
Host Hotels & Resorts, Inc., REIT	53,877	746,197
Kilroy Realty Corp., REIT (B)	12,300	687,201
Kimco Realty Corp., REIT	42,920	1,166,995
Paramount Group, Inc., REIT	21,100	346,040
Pebblebrook Hotel Trust, REIT (B)	16,980	414,652
Post Properties, Inc., REIT	4,100	234,889
Prologis, Inc., Class A, REIT	27,503	1,085,544
Public Storage, REIT	6,200	1,572,072
Regency Centers Corp., REIT	2,500	180,975
Simon Property Group, Inc., REIT	13,533	2,520,927
SL Green Realty Corp., REIT (B)	7,900	763,219
Spirit Realty Capital, Inc., REIT	47,771	500,640
Sun Communities, Inc., REIT	5,200	346,268
Sunstone Hotel Investors, Inc., REIT (B)	30,266	359,560
UDR, Inc., REIT (B)	23,183	825,083
VEREIT, Inc. (B)	59,000	454,890
Vornado Realty Trust, Class A, REIT	11,637	1,029,409
Welltower, Inc., REIT	21,700	1,350,174

		23,999,453

Total Common Stocks (Cost $36,092,206)		44,581,163

SECURITIES LENDING COLLATERAL - 12.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.45% (C)	6,351,005	6,351,005

Total Securities Lending Collateral (Cost $6,351,005)		6,351,005

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
State Street Bank & Trust Co. 0.03% (C), dated 01/29/2016, to be repurchased at $488,245 on 02/01/2016. Collateralized by a U.S. Government Agency Obligation, 4.88%, due 06/13/2018, and with a value of $498,225.	$ 488,244	488,244

Total Repurchase Agreement (Cost $488,244)		488,244

Total Investments (Cost $42,931,455) (D)		51,420,412
Net Other Assets (Liabilities) - (2.7)%		(1,341,421)

Net Assets - 100.0%		$ 50,078,991

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2016 Form N-Q

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Real Estate Investment Trusts	71.8%	$36,940,809
Real Estate Management & Development	14.9	7,640,354

Investments, at Value	86.7	44,581,163
Short-Term Investments	13.3	6,839,249

Total Investments	100.0%	$51,420,412

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at January 31, 2016
ASSETS
Investments
Common Stocks	$23,999,453	$20,581,710	$—	$44,581,163
Securities Lending Collateral	6,351,005	—	—	6,351,005
Repurchase Agreement	—	488,244	—	488,244

Total Investments	$30,350,458	$21,069,954	$—	$51,420,412

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The total value of all securities on loan is $6,185,870. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at January 31, 2016.
(D)

Aggregate cost for federal income tax purposes is $42,931,455. Aggregate gross unrealized appreciation and depreciation for all securities is $9,341,739 and $852,782, respectively. Net unrealized appreciation for tax purposes is $8,488,957.

(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
REIT	Real Estate Investment Trust

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2016 Form N-Q

Transamerica Growth

SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 98.4%
Aerospace & Defense - 1.5%
Boeing Co.	52,038	$ 6,251,325

Automobiles - 1.1%
Tesla Motors, Inc. (A) (B)	23,844	4,558,973

Beverages - 1.1%
Monster Beverage Corp. (A)	33,372	4,506,221

Biotechnology - 6.9%
Alexion Pharmaceuticals, Inc. (A)	45,270	6,606,251
Biogen, Inc. (A)	21,429	5,851,403
BioMarin Pharmaceutical, Inc. (A)	14,232	1,053,453
Celgene Corp. (A)	80,995	8,125,418
Regeneron Pharmaceuticals, Inc., Class A (A)	12,777	5,367,490
Vertex Pharmaceuticals, Inc. (A)	20,239	1,836,689

		28,840,704

Capital Markets - 0.4%
Morgan Stanley	64,090	1,658,649

Chemicals - 0.8%
Monsanto Co.	37,958	3,438,995

Communications Equipment - 0.6%
Palo Alto Networks, Inc. (A)	16,862	2,520,700

Diversified Financial Services - 1.0%
McGraw Hill Financial, Inc.	50,281	4,274,891

Energy Equipment & Services - 0.5%
Schlumberger, Ltd.	29,130	2,105,225

Food & Staples Retailing - 3.7%
Costco Wholesale Corp.	51,465	7,777,391
Kroger Co.	202,556	7,861,198

		15,638,589

Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	162,228	6,140,330

Hotels, Restaurants & Leisure - 5.4%
Marriott International, Inc., Class A (B)	114,055	6,989,290
McDonald’s Corp.	43,402	5,372,300
Starbucks Corp.	169,785	10,317,834

		22,679,424

Industrial Conglomerates - 0.4%
General Electric Co.	55,436	1,613,188

Internet & Catalog Retail - 9.1%
Amazon.com, Inc. (A)	34,733	20,388,271
JD.com, Inc., ADR (A)	88,815	2,311,855
Netflix, Inc. (A) (B)	110,931	10,187,903
Priceline Group, Inc. (A)	4,957	5,279,056

		38,167,085

Internet Software & Services - 16.9%
Alibaba Group Holding, Ltd., ADR (A)	87,148	5,841,530
Alphabet, Inc., Class A (A)	17,682	13,462,191
Alphabet, Inc., Class C	18,503	13,746,804
Facebook, Inc., Class A (A)	184,665	20,721,260

	Shares	Value
COMMON STOCKS (continued)
Internet Software & Services (continued)
LinkedIn Corp., Class A (A)	39,731	$ 7,863,162
Tencent Holdings, Ltd.	495,558	9,309,895

		70,944,842

IT Services - 7.4%
FleetCor Technologies, Inc. (A)	35,051	4,305,665
MasterCard, Inc., Class A	138,016	12,287,564
Visa, Inc., Class A (B)	195,234	14,542,981

		31,136,210

Life Sciences Tools & Services - 1.3%
Illumina, Inc. (A) (B)	34,105	5,386,885

Media - 3.0%
Time Warner, Inc.	69,519	4,896,918
Walt Disney Co.	80,908	7,752,605

		12,649,523

Oil, Gas & Consumable Fuels - 0.9%
Concho Resources, Inc. (A)	38,102	3,624,643

Pharmaceuticals - 6.6%
Allergan PLC (A)	21,819	6,205,978
Bristol-Myers Squibb Co.	144,263	8,967,388
Novo Nordisk A/S, ADR	103,077	5,758,912
Shire PLC, Class B, ADR	39,274	6,609,814

		27,542,092

Real Estate Investment Trusts - 1.3%
American Tower Corp., Class A	57,127	5,389,361

Semiconductors & Semiconductor Equipment - 2.0%
ARM Holdings PLC, ADR (B)	90,989	3,919,806
NVIDIA Corp.	28,630	838,572
NXP Semiconductors NV (A)	48,783	3,647,993

		8,406,371

Software - 9.4%
Adobe Systems, Inc. (A)	102,433	9,129,853
Atlassian Corp. PLC, Class A (A)	7,052	146,470
Microsoft Corp.	139,990	7,712,049
Red Hat, Inc. (A)	92,632	6,488,872
salesforce.com, Inc. (A)	125,094	8,513,898
Splunk, Inc. (A) (B)	73,004	3,379,355
Workday, Inc., Class A (A) (B)	62,892	3,962,825

		39,333,322

Specialty Retail - 6.4%
Home Depot, Inc.	35,294	4,438,573
Industria de Diseno Textil SA	252,900	8,322,742
O’Reilly Automotive, Inc. (A)	32,499	8,478,989
TJX Cos., Inc.	79,820	5,686,377

		26,926,681

Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	188,711	18,369,129

Textiles, Apparel & Luxury Goods - 4.8%
NIKE, Inc., Class B	209,269	12,976,771
Under Armour, Inc., Class A (A) (B)	82,644	7,060,277

		20,037,048

Total Common Stocks (Cost $247,725,227)		412,140,406

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2016 Form N-Q

Transamerica Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 11.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.45% (C)	48,242,887	$ 48,242,887

Total Securities Lending Collateral (Cost $48,242,887)		48,242,887

	Principal	Value
REPURCHASE AGREEMENT - 1.6%
State Street Bank & Trust Co. 0.03% (C), dated 01/29/2016, to be repurchased at $6,879,983 on 02/01/2016. Collateralized by a U.S. Government Agency Obligation, 4.88%, due 06/13/2018, and with a value of $7,018,950.	$ 6,879,966	6,879,966

Total Repurchase Agreement (Cost $6,879,966)		6,879,966

Total Investments (Cost $302,848,080) (D)		467,263,259
Net Other Assets (Liabilities) - (11.6)%		(48,401,783)

Net Assets - 100.0%		$ 418,861,476

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at January 31, 2016
ASSETS
Investments
Common Stocks	$394,507,769	$17,632,637	$—	$412,140,406
Securities Lending Collateral	48,242,887	—	—	48,242,887
Repurchase Agreement	—	6,879,966	—	6,879,966

Total Investments	$442,750,656	$24,512,603	$—	$467,263,259

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The total value of all securities on loan is $47,246,905. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at January 31, 2016.
(D)

Aggregate cost for federal income tax purposes is $302,848,080. Aggregate gross unrealized appreciation and depreciation for all securities is $171,417,546 and $7,002,367, respectively. Net unrealized appreciation for tax purposes is $164,415,179.

(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2016 Form N-Q

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 94.7%
Aerospace & Defense - 1.3%
TransDigm Group, Inc. (A)	16,968	$ 3,813,219

Air Freight & Logistics - 0.5%
XPO Logistics, Inc. (A) (B)	62,716	1,433,061

Automobiles - 4.3%
Tesla Motors, Inc. (A) (B)	65,685	12,558,972

Beverages - 3.6%
Monster Beverage Corp. (A)	78,178	10,556,375

Biotechnology - 1.2%
Alnylam Pharmaceuticals, Inc. (A) (B)	19,494	1,343,916
Intrexon Corp. (A) (B)	46,869	1,365,763
Seattle Genetics, Inc. (A)	24,582	810,714

		3,520,393

Communications Equipment - 0.9%
Palo Alto Networks, Inc. (A)	18,456	2,758,987

Consumer Finance - 1.6%
LendingClub Corp. (A) (B)	641,753	4,736,137

Diversified Financial Services - 5.9%
McGraw Hill Financial, Inc.	105,400	8,961,108
MSCI, Inc., Class A	120,658	8,306,097

		17,267,205

Electrical Equipment - 0.4%
SolarCity Corp. (A) (B)	37,063	1,321,296

Food Products - 5.8%
Keurig Green Mountain, Inc.	81,289	7,255,043
Mead Johnson Nutrition Co., Class A	132,589	9,611,377

		16,866,420

Health Care Equipment & Supplies - 6.3%
DexCom, Inc. (A)	44,679	3,184,719
Intuitive Surgical, Inc. (A)	28,275	15,292,534

		18,477,253

Health Care Technology - 4.6%
athenahealth, Inc. (A) (B)	95,246	13,505,883

Hotels, Restaurants & Leisure - 6.4%
Chipotle Mexican Grill, Inc., Class A (A) (B)	6,027	2,730,050
Dunkin’ Brands Group, Inc. (B)	223,927	8,813,767
Marriott International, Inc., Class A (B)	115,641	7,086,480

		18,630,297

Internet & Catalog Retail - 1.4%
TripAdvisor, Inc. (A)	23,657	1,579,341
Zalando SE (A) (C)	75,570	2,602,508

		4,181,849

Internet Software & Services - 14.5%
Autohome, Inc., ADR (A)	112,838	2,772,430
Dropbox, Inc. (A) (D) (E) (F) (G)	327,298	4,686,907
LinkedIn Corp., Class A (A)	64,205	12,706,812
MercadoLibre, Inc.	35,921	3,528,879
Pandora Media, Inc. (A) (B)	171,899	1,670,858
Twitter, Inc. (A) (B)	492,606	8,275,781

	Shares	Value
COMMON STOCKS (continued)
Internet Software & Services (continued)
Yelp, Inc., Class A (A)	64,623	$ 1,353,852
Zillow Group, Inc., Class A (A)	121,853	2,640,554
Zillow Group, Inc., Class C (A)	243,706	4,995,973

		42,632,046

IT Services - 3.5%
FleetCor Technologies, Inc. (A)	56,344	6,921,297
Gartner, Inc. (A)	37,608	3,305,367

		10,226,664

Life Sciences Tools & Services - 5.2%
Illumina, Inc. (A)	96,728	15,278,188

Pharmaceuticals - 4.7%
Endo International PLC (A)	56,842	3,153,026
Zoetis, Inc., Class A	246,717	10,621,167

		13,774,193

Professional Services - 4.1%
IHS, Inc., Class A (A)	30,672	3,208,905
Verisk Analytics, Inc., Class A (A)	121,133	8,842,709

		12,051,614

Software - 11.1%
Atlassian Corp. PLC, Class A (A)	51,604	1,071,815
FireEye, Inc. (A)	95,624	1,347,342
Mobileye NV (A)	37,826	1,026,219
NetSuite, Inc. (A) (B)	32,254	2,237,460
ServiceNow, Inc. (A)	122,052	7,592,855
Splunk, Inc. (A) (B)	177,736	8,227,400
Tableau Software, Inc., Class A (A)	37,602	3,017,185
Workday, Inc., Class A (A)	125,616	7,915,064

		32,435,340

Specialty Retail - 3.4%
Ulta Salon Cosmetics & Fragrance, Inc. (A)	54,285	9,834,813

Technology Hardware, Storage & Peripherals - 0.2%
3D Systems Corp. (A) (B)	50,538	404,809
Stratasys, Ltd. (A) (B)	17,569	286,375

		691,184

Textiles, Apparel & Luxury Goods - 3.8%
lululemon athletica, Inc. (A) (B)	65,895	4,090,102
Michael Kors Holdings, Ltd. (A)	116,700	4,656,330
Under Armour, Inc., Class A (A) (B)	26,339	2,250,141

		10,996,573

Total Common Stocks (Cost $240,121,821)		277,547,962

CONVERTIBLE PREFERRED STOCK - 0.2%
Internet Software & Services - 0.2%
Dropbox, Inc.
0.00% (A) (D) (E) (F) (G)	34,602	495,501

Total Convertible Preferred Stock (Cost $313,117)		495,501

PREFERRED STOCKS - 0.9%
Internet Software & Services - 0.0% (H)
Peixe Urbano, Inc.
0.00% (A) (D) (E) (F) (G)	50,890	21,883

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2016 Form N-Q

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Shares	Value
PREFERRED STOCKS (continued)
Software - 0.9%
Palantir Technologies, Inc.
Series G, 0.00% (A) (D) (E) (F) (G)	355,382	$ 2,736,441

Total Preferred Stocks (Cost $2,762,814)		2,758,324

	Number of Contracts	Value
OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED - 0.7% (I)
Call - USD vs. CNY (F)
Exercise Price CNY 6.70
Expiration Date 06/06/2016, RBS	91,916,942	1,957,371

Total Over-the-Counter Foreign Exchange Options Purchased
(Cost $357,842)		1,957,371

	Shares	Value
SECURITIES LENDING COLLATERAL - 17.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.45% (J)	52,631,339	52,631,339

Total Securities Lending Collateral (Cost $52,631,339)		52,631,339

	Principal	Value
REPURCHASE AGREEMENT - 4.3%
State Street Bank & Trust Co. 0.03% (J), dated 01/29/2016, to be repurchased at $12,525,324 on 02/01/2016. Collateralized by a U.S. Government Agency Obligation, 4.88%, due 06/13/2018, and with a value of $12,778,650.	$ 12,525,292	12,525,292

Total Repurchase Agreement (Cost $12,525,292)		12,525,292

Total Investments (Cost $308,712,225) (K)		347,915,789
Net Other Assets (Liabilities) - (18.7)%		(54,847,594)

Net Assets - 100.0%		$ 293,068,195

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at January 31, 2016
ASSETS
Investments
Common Stocks	$270,258,547	$2,602,508	$4,686,907	$277,547,962
Convertible Preferred Stock	—	—	495,501	495,501
Preferred Stocks	—	—	2,758,324	2,758,324
Over-the-Counter Foreign Exchange Options Purchased	—	1,957,371	—	1,957,371
Securities Lending Collateral	52,631,339	—	—	52,631,339
Repurchase Agreement	—	12,525,292	—	12,525,292

Total Investments	$322,889,886	$17,085,171	$7,940,732	$347,915,789

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2016 Form N-Q

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

Level 3 Rollforward

Investments	Beginning Balance at October 31, 2015	Purchases	Sales (M)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (N)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at January 31, 2016 (O)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at January 31, 2016 (N)
Common Stocks	$4,925,835	$—	$—	$—	$—	$(238,928)	$—	$—	$4,686,907	$(238,928)
Convertible Preferred Stock	520,760	—	—	—	—	(25,259)	—	—	495,501	(25,259)
Preferred Stocks	3,540,165	—	—	—	—	(781,841)	—	—	2,758,324	(781,841)

Total	$8,986,760	$—	$—	$—	$—	$(1,046,028)	$—	$—	$7,940,732	$(1,046,028)

Quantitative Information About Significant Unobservable Inputs (Level 3)

Investments	Value at January 31, 2016	Valuation Techniques	Unobservable Input	Range		Weighted Average	Impact to Valuation from an Increase in Input
Common Stocks	$4,686,907	Market Transaction Method	Precedent Transaction of Preferred Stock	$19.1012	$19.1012	$19.1012	Increase

		Discounted Cash Flow	Weighted Average Cost of Capital	17%	19%	18%	Decrease
			Perpetual Growth Rate	2.5%	3.5%	3.0%	Increase

		Market Comparable Companies	Enterprise Value / Revenue	7.8x	20.1x	14x	Increase
			Discount for Lack of Marketability	20%	20%	20%	Decrease
Convertible Preferred Stock	$495,501	Market Transaction Method	Precedent Transaction of Preferred Stock	$19.1012	$19.1012	$19.1012	Increase

		Discounted Cash Flow	Weighted Average Cost of Capital	17%	19%	18%	Decrease
			Perpetual Growth Rate	2.5%	3.5%	3.0%	Increase

		Market Comparable Companies	Enterprise Value / Revenue	7.8x	20.1x	14x	Increase
			Discount for Lack of Marketability	20%	20%	20%	Decrease
Preferred Stocks	$2,758,324	Merger & Acquisition Transaction	Sale / Merger Scenario	$0.00	$0.00	$0.00	Increase

		Market Transaction Method	Precedent Transaction of Preferred Stock	$11.38	$11.38	$11.38	Increase

		Discounted Cash Flow	Weighted Average Cost of Capital	16.0%	18.0%	17.0%	Decrease
			Perpetual Growth Rate	2.5%	3.5%	3.0%	Increase

		Market Comparable Companies	Enterprise Value / Revenue	10.3x	11.2x	10.8x	Increase
			Discount for Lack of Marketability	20%	20%	20%	Decrease

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The total value of all securities on loan is $51,462,396. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the total aggregate value of 144A securities is $2,602,508, representing 0.9% of the Fund’s net assets.

(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $7,940,732, representing 2.7% of the Fund’s net assets.
(E)	Security is Level 3 of the fair value hierarchy.
(F)

Illiquid security and/or derivative. Total aggregate value of illiquid securities is $7,940,732, representing 2.7% of the Fund’s net assets, and total aggregate value of illiquid derivatives is $1,957,371, representing 0.7% of the Fund’s net assets.

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2016 Form N-Q

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(G)	Restricted securities held by the Fund as of January 31, 2016 are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Dropbox, Inc.	05/01/2012	$2,961,752	$4,686,907	1.6%
Convertible Preferred Stock	Dropbox, Inc.	05/25/2012	313,117	495,501	0.2
Preferred Stocks	Peixe Urbano, Inc.	12/02/2011	1,675,345	21,883	0.0	(H)
Preferred Stocks	Palantir Technologies, Inc., Series G	07/19/2012	1,087,469	2,736,441	0.9

Total			$6,037,683	$7,940,732	2.7%

(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	Cash in the amount of $1,760,000 has been segregated by the broker as collateral for open options contracts.
(J)	Rate disclosed reflects the yield at January 31, 2016.
(K)

Aggregate cost for federal income tax purposes is $308,712,225. Aggregate gross unrealized appreciation and depreciation for all securities is $84,800,432 and $45,596,868, respectively. Net unrealized appreciation for tax purposes is $39,203,564.

(L)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(M)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(N)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at January 31, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

(O)	Total aggregate fair value of Level 3 securities is 2.7% of the Fund’s net assets.

CURRENCY ABBREVIATIONS:

CNY	Chinese Yuan Renminbi
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

RBS	Royal Bank of Scotland Group PLC

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2016 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 93.4%
Aerospace & Defense - 1.0%
Bombardier, Inc.
6.00%, 10/15/2022 (A)	$ 3,535,000	$ 2,421,475
7.75%, 03/15/2020 (A)	5,148,000	4,066,920
Triumph Group, Inc.
5.25%, 06/01/2022	2,616,000	2,102,610

		8,591,005

Airlines - 2.9%
American Airlines Group, Inc.
4.63%, 03/01/2020 (A)	1,740,000	1,659,525
5.50%, 10/01/2019 (A) (B)	3,471,000	3,436,290
American Airlines Pass-Through Trust
5.60%, 01/15/2022 (A)	2,045,673	2,071,244
5.63%, 01/15/2021 (A)	2,696,668	2,716,893
6.00%, 01/15/2017 (A)	1,104,345	1,107,106
6.13%, 07/15/2018 (A)	2,810,000	2,859,175
Continental Airlines Pass-Through Certificates
6.13%, 04/29/2018	2,224,000	2,324,080
Continental Airlines Pass-Through Trust
5.50%, 04/29/2022	881,014	907,444
6.90%, 10/19/2023	2,458,774	2,544,831
United Airlines Pass-Through Trust
4.63%, 03/03/2024	1,070,000	1,075,350
United Continental Holdings, Inc.
6.38%, 06/01/2018	661,000	684,135
US Airways Pass-Through Trust
5.45%, 06/03/2018	881,000	878,797
6.75%, 12/03/2022	1,913,735	1,990,284

		24,255,154

Auto Components - 0.2%
Goodyear Tire & Rubber Co.
6.50%, 03/01/2021	2,028,000	2,129,400

Automobiles - 0.2%
General Motors Financial Co., Inc.
4.75%, 08/15/2017	1,884,000	1,936,971

Banks - 2.7%
Bank of America Corp.
8.00%, 01/30/2018 (C) (D)	4,133,000	4,173,007
Barclays PLC
6.63%, 09/15/2019 (B) (C) (D)	1,765,000	1,717,084
8.25%, 12/15/2018 (C) (D)	3,149,000	3,298,266
CIT Group, Inc.
4.25%, 08/15/2017	1,500,000	1,515,000
5.00%, 05/15/2017	450,000	459,563
5.25%, 03/15/2018	583,000	602,309
5.50%, 02/15/2019 (A)	2,750,000	2,839,375
Citigroup, Inc.
6.30%, 05/15/2024 (C) (D)	4,178,000	4,052,660
JPMorgan Chase & Co.
7.90%, 04/30/2018 (C) (D)	4,401,000	4,442,259

		23,099,523

Beverages - 0.9%
Cott Beverages, Inc.
5.38%, 07/01/2022	5,149,000	4,994,530
6.75%, 01/01/2020	2,450,000	2,523,500

		7,518,030

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology - 0.2%
Concordia Healthcare Corp.
7.00%, 04/15/2023 (A)	$ 1,694,000	$ 1,473,780

Building Products - 2.6%
Associated Materials LLC / AMH New Finance, Inc.
9.13%, 11/01/2017	10,018,000	7,388,275
Builders FirstSource, Inc.
10.75%, 08/15/2023 (A)	4,850,000	4,540,812
Griffon Corp.
5.25%, 03/01/2022	4,490,000	4,287,950
Norbord, Inc.
6.25%, 04/15/2023 (A)	2,447,000	2,379,708
Ply Gem Industries, Inc.
6.50%, 02/01/2022	3,947,000	3,424,022

		22,020,767

Capital Markets - 1.7%
Deutsche Bank AG
7.50%, 04/30/2025 (B) (C) (D)	3,000,000	2,723,250
Goldman Sachs Capital II
4.00%, 02/29/2016 (C) (D)	11,458,000	7,562,280
Morgan Stanley
5.55%, 07/15/2020 (B) (C) (D)	4,000,000	3,957,500

		14,243,030

Chemicals - 1.0%
Hexion, Inc.
6.63%, 04/15/2020	8,065,000	6,250,375
10.00%, 04/15/2020 (B)	620,000	511,500
Tronox Finance LLC
7.50%, 03/15/2022 (A)	3,100,000	1,867,750

		8,629,625

Construction & Engineering - 2.2%
Abengoa Finance SAU
7.75%, 02/01/2020 (A)	1,606,000	269,005
Abengoa Greenfield SA
6.50%, 10/01/2019 (A)	2,490,000	373,500
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.88%, 02/15/2021 (A)	6,724,000	5,715,400
Brookfield Residential Properties, Inc.
6.38%, 05/15/2025 (A) (B)	2,867,000	2,415,448
K Hovnanian Enterprises, Inc.
7.00%, 01/15/2019 (A)	3,515,000	2,247,491
7.25%, 10/15/2020 (A)	5,630,000	4,518,075
7.50%, 05/15/2016	85,000	81,600
8.00%, 11/01/2019 (A)	1,450,000	855,500
9.13%, 11/15/2020 (A)	2,977,000	1,964,820

		18,440,839

Consumer Finance - 4.5%
Ally Financial, Inc.
4.75%, 09/10/2018	2,825,000	2,855,001
7.50%, 09/15/2020	3,278,000	3,646,775
8.00%, 03/15/2020 - 11/01/2031	3,823,000	4,290,060
Altice Financing SA
6.63%, 02/15/2023 (A)	2,975,000	2,922,937
Altice US Finance I Corp.
5.38%, 07/15/2023 (A)	1,295,000	1,301,475
Altice US Financing SA
7.75%, 07/15/2025 (A)	300,000	268,500

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2016 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Cequel Communications Holdings I LLC / Cequel Capital Corp.
7.75%, 07/15/2025 (A) (B)	$ 250,000	$ 228,750
Navient Corp.
4.88%, 06/17/2019, MTN (B)	2,261,000	2,068,815
5.00%, 06/15/2018, MTN	1,700,000	1,591,625
5.00%, 10/26/2020 (B)	98,000	84,770
5.88%, 10/25/2024	3,429,000	2,717,483
OneMain Financial Holdings, Inc.
6.75%, 12/15/2019 (A)	2,688,000	2,661,120
7.25%, 12/15/2021 (A)	2,425,000	2,400,750
Springleaf Finance Corp.
6.00%, 06/01/2020	4,500,000	4,106,250
6.50%, 09/15/2017, MTN	150,000	151,125
6.90%, 12/15/2017, MTN	4,069,000	4,160,146
7.75%, 10/01/2021	2,697,000	2,535,180

		37,990,762

Containers & Packaging - 1.8%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
3.51%, 12/15/2019 (A) (B) (D)	5,050,000	4,829,062
Ball Corp.
4.38%, 12/15/2020	1,185,000	1,227,589
5.25%, 07/01/2025 (B)	2,962,000	3,043,455
Coveris Holdings SA
7.88%, 11/01/2019 (A)	3,505,000	2,768,950
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023 (A) (B)	2,263,000	2,220,569
6.38%, 08/15/2025 (A) (B)	682,000	671,770

		14,761,395

Diversified Financial Services - 3.8%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust
4.25%, 07/01/2020	900,000	875,250
4.63%, 10/30/2020	300,000	295,500
4.63%, 07/01/2022 (B)	275,000	267,438
Credit Suisse Group AG
6.25%, 12/18/2024 (A) (C) (D)	543,000	530,058
7.50%, 12/11/2023 (A) (C) (D)	6,095,000	6,257,005
Denali Borrower LLC / Denali Finance Corp.
5.63%, 10/15/2020 (A)	9,111,000	9,589,327
Glen Meadow Pass-Through Trust
6.51%, 02/12/2067 (A) (D)	7,316,000	5,633,320
ILFC E-Capital Trust I
4.49%, 12/21/2065 (A) (B) (D)	6,101,000	5,475,648
Jefferies Finance LLC / JFIN Co-Issuer Corp.
7.50%, 04/15/2021 (A)	3,313,000	2,698,024

		31,621,570

Diversified Telecommunication Services - 7.4%
CenturyLink, Inc.
7.60%, 09/15/2039	7,123,000	5,342,250
7.65%, 03/15/2042	8,009,000	6,006,750
Frontier Communications Corp.
6.88%, 01/15/2025	500,000	397,500
7.13%, 01/15/2023	1,000,000	832,500
7.63%, 04/15/2024	6,101,000	5,094,335
9.00%, 08/15/2031	2,495,000	1,983,525
10.50%, 09/15/2022 (A)	1,060,000	1,030,850
11.00%, 09/15/2025 (A)	326,000	314,183
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	3,021,000	3,307,995
7.63%, 06/15/2021	1,598,000	1,721,845

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Intelsat Jackson Holdings SA
7.25%, 04/01/2019 - 10/15/2020	$ 4,145,000	$ 3,734,512
7.50%, 04/01/2021	921,000	787,455
Neptune Finco Corp.
6.63%, 10/15/2025 (A)	2,290,000	2,375,875
Sprint Capital Corp.
6.90%, 05/01/2019	3,343,000	2,674,400
8.75%, 03/15/2032	6,144,000	4,331,520
UPCB Finance IV, Ltd.
5.38%, 01/15/2025 (A)	3,140,000	3,014,400
Virgin Media Finance PLC
5.75%, 01/15/2025 (A)	3,975,000	3,935,250
6.38%, 04/15/2023 (A)	2,485,000	2,547,125
Virgin Media Secured Finance PLC
5.25%, 01/15/2026 (A)	1,405,000	1,390,950
Wind Acquisition Finance SA
4.75%, 07/15/2020 (A)	2,950,000	2,898,375
7.38%, 04/23/2021 (A)	4,458,000	4,237,864
Windstream Services LLC
7.75%, 10/15/2020 - 10/01/2021 (B)	4,947,000	3,950,192

		61,909,651

Electric Utilities - 2.3%
Elwood Energy LLC
8.16%, 07/05/2026	3,777,281	4,079,463
Homer City Generation, LP
8.14%, 10/01/2019	2,427,165	1,941,732
Cash Rate 8.14% (E)
8.73%, 10/01/2026	6,290,245	4,906,392
Cash Rate 8.73% (E)
Red Oak Power LLC
9.20%, 11/30/2029	4,740,000	4,905,900
Terraform Global Operating LLC
9.75%, 08/15/2022 (A)	3,956,000	3,085,680

		18,919,167

Electronic Equipment, Instruments & Components - 0.9%
Belden, Inc.
5.50%, 09/01/2022 (A)	3,250,000	3,103,750
Sanmina Corp.
4.38%, 06/01/2019 (A)	2,121,000	2,131,605
Zebra Technologies Corp.
7.25%, 10/15/2022 (B)	1,985,000	2,064,400

		7,299,755

Energy Equipment & Services - 2.2%
CSI Compressco, LP / Compressco Finance, Inc.
7.25%, 08/15/2022	2,339,000	1,520,350
Genesis Energy, LP / Genesis Energy Finance Corp.
6.75%, 08/01/2022	3,790,000	3,107,800
Kinder Morgan, Inc.
7.75%, 01/15/2032, MTN	1,572,000	1,475,869
NuStar Logistics, LP
6.75%, 02/01/2021	2,330,000	2,097,000
8.15%, 04/15/2018	960,000	940,800
Regency Energy Partners, LP / Regency Energy Finance Corp.
5.75%, 09/01/2020	2,415,000	2,281,511
5.88%, 03/01/2022	233,000	213,328
Sabine Pass Liquefaction LLC
5.63%, 02/01/2021	1,794,000	1,641,510
Transocean, Inc.
7.13%, 12/15/2021 (B)	5,494,000	3,227,725

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2016 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
Weatherford International LLC
6.80%, 06/15/2037 (B)	$ 2,326,000	$ 1,383,970
Weatherford International, Ltd.
6.75%, 09/15/2040	1,452,000	896,610

		18,786,473

Food & Staples Retailing - 0.6%
Rite Aid Corp.
6.13%, 04/01/2023 (A)	1,400,000	1,477,000
6.75%, 06/15/2021	3,302,000	3,491,865

		4,968,865

Food Products - 1.5%
Aramark Services, Inc.
5.75%, 03/15/2020	762,000	790,594
JBS USA LLC / JBS USA Finance, Inc.
5.75%, 06/15/2025 (A)	330,000	252,450
7.25%, 06/01/2021 (A)	2,523,000	2,286,469
Pilgrim’s Pride Corp.
5.75%, 03/15/2025 (A) (B)	1,747,000	1,681,487
Post Holdings, Inc.
7.38%, 02/15/2022	6,372,000	6,714,495
8.00%, 07/15/2025 (A) (B)	580,000	623,500

		12,348,995

Gas Utilities - 0.3%
Ferrellgas, LP / Ferrellgas Finance Corp.
6.75%, 06/15/2023 (A)	3,085,000	2,344,600

Health Care Equipment & Supplies - 1.8%
Crimson Merger Sub, Inc.
6.63%, 05/15/2022 (A)	5,297,000	3,548,990
DJO Finco, Inc. / DJO Finance LLC
8.13%, 06/15/2021 (A)	1,806,000	1,517,040
Hologic, Inc.
5.25%, 07/15/2022 (A)	2,438,000	2,523,330
Mallinckrodt International Finance SA
4.75%, 04/15/2023	3,955,000	3,430,963
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
4.88%, 04/15/2020 (A)	660,000	631,950
5.75%, 08/01/2022 (A)	3,611,000	3,448,505

		15,100,778

Health Care Providers & Services - 6.8%
Centene Escrow Corp.
5.63%, 02/15/2021 (A) (F)	555,000	564,713
6.13%, 02/15/2024 (A) (F)	556,000	571,290
CHS / Community Health Systems, Inc.
6.88%, 02/01/2022 (B)	3,500,000	3,167,500
7.13%, 07/15/2020 (B)	7,490,000	7,152,950
8.00%, 11/15/2019	4,949,000	4,911,882
DaVita HealthCare Partners, Inc.
5.75%, 08/15/2022	2,735,000	2,830,725
HCA Holdings, Inc.
6.25%, 02/15/2021	6,185,000	6,525,175
HCA, Inc.
5.25%, 04/15/2025	2,679,000	2,745,975
7.50%, 02/15/2022	5,561,000	6,172,710
HealthSouth Corp.
5.75%, 11/01/2024 - 09/15/2025 (A)	2,567,000	2,513,198
5.75%, 11/01/2024	810,000	799,543
LifePoint Health, Inc.
5.50%, 12/01/2021	1,477,000	1,499,155
5.88%, 12/01/2023	550,000	570,625
6.63%, 10/01/2020	4,634,000	4,790,397

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Tenet Healthcare Corp.
4.38%, 10/01/2021	$ 2,325,000	$ 2,293,031
5.00%, 03/01/2019	2,042,000	1,924,585
5.50%, 03/01/2019	1,600,000	1,524,000
6.00%, 10/01/2020	1,293,000	1,367,348
6.75%, 06/15/2023 (B)	1,367,000	1,264,475
8.13%, 04/01/2022	4,211,000	4,221,528

		57,410,805

Hotels, Restaurants & Leisure - 5.8%
Boyd Gaming Corp.
6.88%, 05/15/2023	2,683,000	2,723,245
Felcor Lodging, LP
5.63%, 03/01/2023	2,515,000	2,511,856
International Game Technology PLC
6.25%, 02/15/2022 (A)	2,189,000	2,106,913
6.50%, 02/15/2025 (A)	6,194,000	5,543,630
MGM Resorts International
6.63%, 12/15/2021	5,537,000	5,689,267
6.75%, 10/01/2020	2,134,000	2,219,360
11.38%, 03/01/2018	2,831,000	3,241,495
NCL Corp., Ltd.
4.63%, 11/15/2020 (A)	3,565,000	3,466,963
Pinnacle Entertainment, Inc.
6.38%, 08/01/2021	542,000	574,520
7.50%, 04/15/2021	4,387,000	4,562,480
Scientific Games International, Inc.
7.00%, 01/01/2022 (A)	1,050,000	987,000
10.00%, 12/01/2022	6,454,000	4,485,530
Studio City Finance, Ltd.
8.50%, 12/01/2020 (A) (B)	3,820,000	3,638,550
Viking Cruises, Ltd.
6.25%, 05/15/2025 (A)	1,900,000	1,586,500
8.50%, 10/15/2022 (A)	5,536,000	5,134,640

		48,471,949

Household Durables - 3.0%
Beazer Homes USA, Inc.
5.75%, 06/15/2019 (B)	675,000	594,000
6.63%, 04/15/2018	17,000	17,319
7.25%, 02/01/2023	3,241,000	2,673,825
9.13%, 05/15/2019 (B)	5,250,000	5,092,500
KB Home
7.00%, 12/15/2021	1,906,000	1,791,640
7.25%, 06/15/2018	2,765,000	2,899,794
7.63%, 05/15/2023	3,140,000	2,951,600
Meritage Homes Corp.
4.50%, 03/01/2018	2,098,000	2,092,755
7.00%, 04/01/2022	115,000	117,875
7.15%, 04/15/2020	3,883,000	4,048,027
Tempur Sealy International, Inc.
5.63%, 10/15/2023 (A)	1,335,000	1,361,700
6.88%, 12/15/2020	1,121,000	1,179,852

		24,820,887

Household Products - 1.8%
Kronos Acquisition Holdings, Inc.
9.00%, 08/15/2023 (A)	1,850,000	1,591,000
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020	745,000	745,931
6.88%, 02/15/2021	950,000	983,250
9.88%, 08/15/2019	12,038,000	11,767,145

		15,087,326

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2016 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Independent Power and Renewable Electricity Producers - 2.2%
Calpine Corp.
5.38%, 01/15/2023	$ 500,000	$ 455,000
5.75%, 01/15/2025	2,635,000	2,368,206
NRG Energy, Inc.
6.25%, 07/15/2022	1,500,000	1,237,500
7.88%, 05/15/2021 (B)	14,951,000	13,007,370
8.25%, 09/01/2020	1,106,000	1,003,695

		18,071,771

Insurance - 1.6%
Genworth Holdings, Inc.
4.90%, 08/15/2023	1,857,000	1,095,630
7.20%, 02/15/2021	3,515,000	2,425,350
7.63%, 09/24/2021	2,276,000	1,559,060
Lincoln National Corp.
7.00%, 05/17/2066 (D)	10,839,000	8,075,055

		13,155,095

Machinery - 0.8%
CNH Industrial Capital LLC
3.88%, 07/16/2018	2,515,000	2,439,550
Meritor, Inc.
6.25%, 02/15/2024	2,328,000	1,823,115
6.75%, 06/15/2021	1,047,000	916,125
Wise Metals Group LLC / Wise Alloys Finance Corp.
8.75%, 12/15/2018 (A)	2,192,000	1,835,800

		7,014,590

Media - 8.8%
Cablevision Systems Corp.
5.88%, 09/15/2022 (B)	3,296,000	2,735,680
7.75%, 04/15/2018	5,124,000	5,188,050
8.00%, 04/15/2020	3,987,000	3,767,715
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 02/15/2023	2,675,000	2,668,312
6.50%, 04/30/2021	6,301,000	6,572,699
CCO Safari II LLC
4.91%, 07/23/2025 (A)	3,476,000	3,479,445
CCOH Safari LLC
5.75%, 02/15/2026 (A)	400,000	397,748
Cequel Communications Holdings I LLC / Cequel Capital Corp.
6.38%, 09/15/2020 (A)	1,003,000	969,149
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	5,389,000	4,832,460
7.63%, 03/15/2020	10,129,000	8,248,940
DISH DBS Corp.
5.00%, 03/15/2023	2,185,000	1,900,950
5.88%, 07/15/2022 - 11/15/2024	5,158,000	4,648,568
7.88%, 09/01/2019	4,585,000	4,974,725
iHeartCommunications, Inc.
9.00%, 03/01/2021	440,000	286,000
10.63%, 03/15/2023	2,082,000	1,348,095
Numericable-SFR SAS
4.88%, 05/15/2019 (A)	3,050,000	3,027,125
Regal Entertainment Group
5.75%, 06/15/2023 - 02/01/2025	3,647,000	3,546,655
Unitymedia GmbH
6.13%, 01/15/2025 (A)	3,076,000	3,122,755

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Univision Communications, Inc.
5.13%, 02/15/2025 (A)	$ 1,244,000	$ 1,178,690
6.75%, 09/15/2022 (A)	10,816,000	11,140,480

		74,034,241

Metals & Mining - 1.5%
ArcelorMittal
7.25%, 02/25/2022 (B)	625,000	507,813
8.00%, 10/15/2039	4,255,000	2,999,775
Constellium NV
5.75%, 05/15/2024 (A) (B)	3,299,000	2,474,250
8.00%, 01/15/2023 (A) (B)	2,130,000	1,826,475
FMG Resources Pty, Ltd.
9.75%, 03/01/2022 (A) (B)	946,000	820,655
Novelis, Inc.
8.75%, 12/15/2020	2,545,000	2,313,150
Teck Resources, Ltd.
3.75%, 02/01/2023 (B)	882,000	469,665
6.00%, 08/15/2040	790,000	365,375
6.25%, 07/15/2041	1,973,000	912,513

		12,689,671

Multiline Retail - 0.2%
Dollar Tree, Inc.
5.25%, 03/01/2020 (A)	333,000	349,650
5.75%, 03/01/2023 (A)	1,138,000	1,199,168

		1,548,818

Oil, Gas & Consumable Fuels - 4.6%
Antero Resources Corp.
5.38%, 11/01/2021	1,360,000	1,152,600
BreitBurn Energy Partners, LP / BreitBurn Finance Corp.
7.88%, 04/15/2022	4,169,000	677,463
Carrizo Oil & Gas, Inc.
7.50%, 09/15/2020 (B)	1,456,000	1,132,040
Chesapeake Energy Corp.
4.88%, 04/15/2022 (B)	1,135,000	300,775
6.13%, 02/15/2021	1,342,000	372,405
6.63%, 08/15/2020 (B)	3,111,000	855,525
CITGO Holding, Inc.
10.75%, 02/15/2020 (A)	3,857,000	3,664,150
CITGO Petroleum Corp.
6.25%, 08/15/2022 (A)	2,901,000	2,777,707
Concho Resources, Inc.
5.50%, 04/01/2023	1,996,000	1,810,352
Denbury Resources, Inc.
5.50%, 05/01/2022	1,105,000	386,750
Enable Midstream Partners, LP
5.00%, 05/15/2044	111,000	64,275
EnLink Midstream Partners, LP
5.05%, 04/01/2045	1,483,000	865,738
EP Energy LLC / Everest Acquisition Finance, Inc.
9.38%, 05/01/2020	3,623,000	1,539,775
Kinder Morgan, Inc.
8.05%, 10/15/2030, MTN	486,000	484,012
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019	6,460,000	807,500
6.50%, 05/15/2019 (B)	1,350,000	182,250
7.75%, 02/01/2021	3,333,000	399,960
Oasis Petroleum, Inc.
6.50%, 11/01/2021 (B)	706,000	423,600
6.88%, 03/15/2022 (B)	395,000	229,100
7.25%, 02/01/2019	1,016,000	632,460

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2016 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
ONEOK, Inc.
7.50%, 09/01/2023 (B)	$ 2,417,000	$ 1,963,813
Peabody Energy Corp.
6.25%, 11/15/2021	516,000	27,090
6.50%, 09/15/2020	1,440,000	82,800
10.00%, 03/15/2022 (A)	1,992,000	199,200
Rose Rock Midstream, LP / Rose Rock Finance Corp.
5.63%, 11/15/2023	1,485,000	801,900
SM Energy Co.
5.63%, 06/01/2025	929,000	497,015
6.50%, 11/15/2021 (B)	4,041,000	2,352,670
6.50%, 01/01/2023	361,000	208,478
Sunoco, LP / Sunoco Finance Corp.
5.50%, 08/01/2020 (A)	3,650,000	3,421,875
6.38%, 04/01/2023 (A)	3,825,000	3,528,562
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
5.00%, 01/15/2018	2,142,000	2,000,092
6.75%, 03/15/2024 (A) (B)	1,455,000	1,200,375
Ultra Petroleum Corp.
6.13%, 10/01/2024 (A) (B)	1,360,000	190,400
Whiting Petroleum Corp.
5.75%, 03/15/2021 (B)	3,252,000	2,040,630
WPX Energy, Inc.
8.25%, 08/01/2023 (B)	2,125,000	1,360,000

		38,633,337

Paper & Forest Products - 0.4%
Boise Cascade Co.
6.38%, 11/01/2020	3,705,000	3,760,575

Personal Products - 0.6%
Revlon Consumer Products Corp.
5.75%, 02/15/2021 (B)	5,000,000	4,875,000

Pharmaceuticals - 1.8%
Endo, Ltd. / Endo Finance LLC
6.00%, 07/15/2023 (A)	4,182,000	4,202,910
Valeant Pharmaceuticals International, Inc.
5.63%, 12/01/2021 (A)	350,000	318,500
5.88%, 05/15/2023 (A)	4,012,000	3,590,740
6.38%, 10/15/2020 (A)	3,842,000	3,688,320
7.50%, 07/15/2021 (A)	3,553,000	3,524,132

		15,324,602

Professional Services - 0.5%
Ceridian HCM Holding, Inc.
11.00%, 03/15/2021 (A)	4,941,000	3,903,390

Real Estate Investment Trusts - 0.4%
CBL & Associates, LP
5.25%, 12/01/2023	2,167,000	2,126,772
Communications Sales & Leasing, Inc. / CSL Capital LLC
8.25%, 10/15/2023	1,525,000	1,345,812

		3,472,584

Road & Rail - 1.1%
Aviation Capital Group Corp.
6.75%, 04/06/2021 (A)	3,741,000	4,180,567
Hertz Corp.
5.88%, 10/15/2020 (B)	2,891,000	2,846,190
6.75%, 04/15/2019	2,000,000	2,000,000

		9,026,757

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software - 2.1%
Ensemble S Merger Sub, Inc.
9.00%, 09/30/2023 (A)	$ 1,150,000	$ 1,072,375
First Data Corp.
5.00%, 01/15/2024 (A)	1,451,000	1,451,000
5.75%, 01/15/2024 (A)	2,000,000	1,985,000
6.75%, 11/01/2020 (A)	7,521,000	7,925,254
7.00%, 12/01/2023 (A)	1,355,000	1,365,162
Infor US, Inc.
5.75%, 08/15/2020 (A)	613,000	617,598
6.50%, 05/15/2022 (A)	3,539,000	3,087,777

		17,504,166

Specialty Retail - 0.9%
Claire’s Stores, Inc.
6.13%, 03/15/2020 (A)	600,000	318,000
9.00%, 03/15/2019 (A)	6,537,000	3,905,858
L Brands, Inc.
6.88%, 11/01/2035 (A)	1,348,000	1,393,495
Men’s Wearhouse, Inc.
7.00%, 07/01/2022 (B)	2,810,000	2,009,150

		7,626,503

Technology Hardware, Storage & Peripherals - 1.0%
Riverbed Technology, Inc.
8.88%, 03/01/2023 (A)	3,866,000	3,532,558
Seagate HDD Cayman
4.75%, 06/01/2023	5,146,000	4,421,345
4.88%, 06/01/2027 (A)	635,000	478,312

		8,432,215

Textiles, Apparel & Luxury Goods - 0.8%
Levi Strauss & Co.
6.88%, 05/01/2022	6,209,000	6,566,018

Trading Companies & Distributors - 1.4%
United Rentals North America, Inc.
5.50%, 07/15/2025 (B)	3,807,000	3,397,748
7.63%, 04/15/2022	7,970,000	8,199,137

		11,596,885

Wireless Telecommunication Services - 2.6%
Sprint Communications, Inc.
9.00%, 11/15/2018 (A)	1,475,000	1,504,500
Sprint Corp.
7.88%, 09/15/2023	16,865,000	12,016,312
T-Mobile USA, Inc.
6.13%, 01/15/2022	702,000	714,285
6.63%, 04/01/2023	3,315,000	3,389,588
6.73%, 04/28/2022	4,024,000	4,129,630

		21,754,315

Total Corporate Debt Securities (Cost $902,849,837)		783,171,635

LOAN ASSIGNMENTS - 1.4%
Commercial Services & Supplies - 0.4%
ADS Waste Holdings, Inc.
Term Loan B2
3.75%, 10/09/2019 (D)	3,773,932	3,658,355

Marine - 0.3%
Commercial Barge Line Co.
1st Lien Term Loan
9.75%, 11/12/2020 (D)	2,739,000	2,396,625

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2016 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Metals & Mining - 0.1%
Atkore International, Inc.
1st Lien Term Loan
4.50%, 04/09/2021 (D)	$ 659,950	$ 628,053
2nd Lien Term Loan
7.75%, 10/09/2021 (D)	580,000	507,017

		1,135,070

Professional Services - 0.2%
Ceridian LLC
Term Loan
4.50%, 09/15/2020 (D)	1,468,774	1,274,161

Software - 0.4%
BMC Software Finance, Inc.
Term Loan
5.00%, 09/10/2020 (D)	3,781,111	3,010,033

Total Loan Assignments (Cost $12,854,078)		11,474,244

	Shares	Value
COMMON STOCK - 0.1%
IT Services - 0.1%
Unisys Corp. (B) (G)	61,972	608,565

Total Common Stock (Cost $1,487,452)		608,565

PREFERRED STOCK - 0.9%
Banks - 0.9%
GMAC Capital Trust I
Series 2, 8.13% (D)	300,050	7,636,273

Total Preferred Stock (Cost $7,970,251)		7,636,273

SECURITIES LENDING COLLATERAL - 7.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.45% (H)	60,014,763	60,014,763

Total Securities Lending Collateral (Cost $60,014,763)		60,014,763

Principal	Value
REPURCHASE AGREEMENT - 3.1%

State Street Bank & Trust Co. 0.03% (H), dated 01/29/2016, to be repurchased at $25,699,490 on 02/01/2016. Collateralized by a U.S. Government Agency Obligation, 1.23%, due 08/15/2018, and with a value of $26,216,990.

$ 25,699,426	$ 25,699,426

Total Repurchase Agreement (Cost $25,699,426)	25,699,426

Total Investments (Cost $1,010,875,807) (I)	888,604,906
Net Other Assets (Liabilities) - (6.0)%	(49,905,634)

Net Assets - 100.0%	$ 838,699,272

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2016 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at January 31, 2016
ASSETS
Investments
Corporate Debt Securities	$—	$783,171,635	$—	$783,171,635
Loan Assignments	—	11,474,244	—	11,474,244
Common Stock	608,565	—	—	608,565
Preferred Stock	7,636,273	—	—	7,636,273
Securities Lending Collateral	60,014,763	—	—	60,014,763
Repurchase Agreement	—	25,699,426	—	25,699,426

Total Investments	$68,259,601	$820,345,305	$—	$888,604,906

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the total aggregate value of 144A securities is $280,572,989, representing 33.5% of the Fund’s net assets.

(B)

All or a portion of the security is on loan. The total value of all securities on loan is $58,771,879. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Perpetual maturity. The date displayed is the next call date.
(D)	Floating or variable rate security. The rate disclosed is as of January 31, 2016.
(E)

Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(F)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after January 31, 2016.
(G)	Non-income producing security.
(H)	Rate disclosed reflects the yield at January 31, 2016.
(I)

Aggregate cost for federal income tax purposes is $1,010,875,807. Aggregate gross unrealized appreciation and depreciation for all securities is $2,832,433 and $125,103,334, respectively. Net unrealized depreciation for tax purposes is $122,270,901.

(J)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2016 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 90.1%
Alabama - 0.1%
City of Birmingham, General Obligation Unlimited
Series A, AMBAC
5.00%, 12/01/2023	$ 60,000	$ 62,313
County of Perry, General Obligation Unlimited
Series A
5.50%, 12/01/2040	30,000	31,516

		93,829

Alaska - 0.2%
Northern Tobacco Securitization Corp., Revenue Bonds
Series A
5.00%, 06/01/2046	150,000	126,764

Arizona - 0.5%
Arizona Health Facilities Authority, Revenue Bonds
2.75%, 12/01/2039 (A)	200,000	204,386
City of Chandler, General Obligation Unlimited
Series B, FGIC
5.25%, 07/01/2016	65,000	66,370
Industrial Development Authority of the County of Pima, Revenue Bonds
Series A
5.63%, 07/01/2038	25,000	23,617
Industrial Development Authority of the County of Yavapai, Revenue Bonds
Series B
4.50%, 09/01/2018 (B) (C)	135,000	135,552

		429,925

Arkansas - 0.1%
Arkansas Development Finance Authority, Revenue Bonds
Series C
5.00%, 06/01/2016	100,000	101,623

California - 8.1%
Aromas-San Juan Unified School District, General Obligation Unlimited
Series B, AGM
Zero Coupon, 08/01/2042	300,000	157,383
California County Tobacco Securitization Agency, Revenue Bonds
5.70%, 06/01/2046	250,000	250,087
California Municipal Finance Authority, Revenue Bonds
5.13%, 07/01/2035 (B) (C)	450,000	471,564
California School Finance Authority, Revenue Bonds
3.88%, 07/01/2017 (B)	110,000	109,809
California Statewide Communities Development Authority, Revenue Bonds
Series B, BHAC, CR
5.00%, 03/01/2041	100,000	100,388
City of Daly City, Revenue Bonds
2.00%, 06/01/2016	75,000	75,384

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Coachella Valley Unified School District, General Obligation Unlimited
Series C, AGM
Zero Coupon, 08/01/2037 - 08/01/2038	$ 35,000	$ 14,601
Cypress School District, General Obligation Unlimited
Zero Coupon, 08/01/2050	100,000	58,897
Folsom Cordova Unified School District School Facilities Improvement District No. 3, General Obligation Unlimited
Series B, AGC
Zero Coupon, 10/01/2034	615,000	303,447
Golden State Tobacco Securitization Corp., Revenue Bonds
Series A-1
4.50%, 06/01/2027	2,000,000	2,005,000
5.00%, 06/01/2033	235,000	218,284
5.13%, 06/01/2047	300,000	266,277
5.75%, 06/01/2047	20,000	19,100
Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency, Tax Allocation
Series A
5.00%, 07/01/2016	100,000	101,977
Los Angeles Unified School District, General Obligation Unlimited
Series KY
5.00%, 07/01/2016	70,000	71,411
Menifee Union School District Public Financing Authority, Special Tax
BAM
5.00%, 09/01/2036 (D)	830,000	951,944
Moreland School District, General Obligation Unlimited
Zero Coupon, 08/01/2027	325,000	224,218
Paramount Unified School District, General Obligation Unlimited
Zero Coupon, 08/01/2045	50,000	44,748
San Carlos Elementary School District, General Obligation Unlimited
Zero Coupon, 10/01/2037	450,000	170,321
San Diego Public Facilities Financing Authority Water Revenue, Revenue Bonds
Series A
5.00%, 08/01/2016	155,000	158,718
San Jose Unified School District, General Obligation Unlimited
NATL
Zero Coupon, 08/01/2016	250,000	249,442
Santee School District, General Obligation Unlimited
Series E, AGM
Zero Coupon, 05/01/2051	150,000	29,463
Southern California Water Replenishment District, Certificate of Participation
NATL
4.50%, 08/01/2031	15,000	15,004

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2016 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Tahoe-Truckee Unified School District, General Obligation Unlimited
3.00%, 08/01/2016	$ 270,000	$ 273,653
Tobacco Securitization Authority of Southern California, Revenue Bonds
Series A-1
5.13%, 06/01/2046	30,000	27,453

		6,368,573

Colorado - 1.1%
Colorado Educational & Cultural Facilities Authority, Revenue Bonds
4.00%, 12/15/2025 (B)	535,000	539,767
Regional Transportation District, Revenue Bonds
Series A, AMBAC
5.00%, 11/01/2036	300,000	310,203

		849,970

Connecticut - 1.1%
Mohegan Tribe of Indians of Connecticut, Revenue Bonds
Series C
4.75%, 02/01/2020 (B) (C)	750,000	752,737
State of Connecticut Special Tax Revenue, Revenue Bonds
Series A
4.00%, 12/01/2016	100,000	103,037

		855,774

Florida - 4.2%
Cape Coral Health Facilities Authority, Revenue Bonds
6.00%, 07/01/2050 (B)	300,000	305,598
Capital Trust Agency, Inc., Revenue Bonds
Series A
5.00%, 07/01/2050	550,000	563,689
City of Tallahassee, Revenue Bonds
5.00%, 12/01/2044	150,000	166,022
County of Hernando Water & Sewer Revenue, Revenue Bonds
Series A
4.00%, 06/01/2016	125,000	126,481
Florida Department of Environmental Protection, Revenue Bonds
AMBAC
5.00%, 07/01/2023	125,000	128,736
Florida Development Finance Corp., Revenue Bonds
Series A
6.00%, 02/15/2037 (C) (E)	10,000	10,020
Florida Housing Finance Corp., Revenue Bonds
Series 1, GNMA, FNMA, FHLMC
3.75%, 07/01/2035	1,000,000	1,027,500
Series A, GNMA, FNMA, FHLMC
3.20%, 07/01/2030	350,000	360,567
Martin County Health Facilities Authority, Revenue Bonds
Series B
3.55%, 11/15/2022	370,000	387,952

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Miami-Dade County Industrial Development Authority, Revenue Bonds
4.00%, 09/15/2019 (E)	$ 110,000	$ 114,135
School Board of Miami-Dade County, Certificate of Participation
Series A, AMBAC
5.00%, 11/01/2019	135,000	139,644

		3,330,344

Georgia - 0.1%
Georgia State Road & Tollway Authority, Revenue Bonds
Series A
5.00%, 06/01/2016	75,000	76,196

Idaho - 1.1%
Boise City Airport Revenue, Revenue Bonds
Series F
4.00%, 09/01/2040	250,000	259,012
Idaho Health Facilities Authority, Revenue Bonds
5.20%, 06/01/2033	200,000	200,596
Idaho Housing & Finance Association, Revenue Bonds
Series A
5.00%, 06/01/2035 (C) (E)	425,000	439,395

		899,003

Illinois - 13.3%
Chicago Board of Education, General Obligation Unlimited
Series A, NATL
5.00%, 12/01/2016	15,000	15,179
Chicago O’Hare International Airport, Revenue Bonds
Series D
4.13%, 01/01/2040	250,000	257,687
Chicago Transit Authority, Revenue Bonds
AGM
5.00%, 06/01/2022	10,000	11,444
Series A, AGC
5.25%, 06/01/2023	50,000	53,312
City of Berwyn, General Obligation Unlimited
Series B, AGM
3.88%, 12/01/2034	475,000	478,078
City of Chicago, General Obligation Unlimited
AGM
5.00%, 01/01/2024	25,000	25,104
Series 3A, AMBAC
4.20%, 01/01/2017	20,000	20,061
Series A
5.00%, 01/01/2019 - 01/01/2033	215,000	216,043
5.50%, 01/01/2039	100,000	100,907
Series A, AGM
4.75%, 01/01/2036	50,000	50,028
5.00%, 01/01/2026 - 01/01/2029	85,000	91,169
5.50%, 01/01/2017	10,000	10,275
Series A, NATL
5.00%, 01/01/2042	200,000	200,156
Series C
Zero Coupon, 01/01/2024 - 01/01/2025	425,000	271,865
5.00%, 01/01/2038	1,000,000	957,590

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2016 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
City of Chicago, General Obligation Unlimited (continued)
Series C, AGM, CR, NATL-RE
5.00%, 01/01/2031	$ 35,000	$ 36,092
Series C, NATL
4.00%, 01/01/2017	25,000	25,285
City of Chicago Wastewater Transmission Revenue, Revenue Bonds
Series C
5.00%, 01/01/2025 - 01/01/2026	560,000	648,504
City of Chicago Waterworks Revenue, Revenue Bonds
AGM
5.00%, 11/01/2016	200,000	205,628
City of Sparta, General Obligation Unlimited
4.00%, 05/01/2045	250,000	251,720
Cook County High School District No. 201, General Obligation Limited
Series C, AGM
Zero Coupon, 12/01/2025	125,000	91,686
Cook County School District No. 151, General Obligation Limited
BAM
4.00%, 12/01/2030	640,000	677,504
Cook County School District No. 157, General Obligation Unlimited
Series A, AGM
Zero Coupon, 11/01/2033	950,000	468,606
DuPage Cook & Will Counties Community College District No. 502, General Obligation Unlimited
5.00%, 06/01/2016	250,000	253,865
Illinois Finance Authority, Revenue Bonds
4.45%, 11/01/2036	1,000,000	1,042,580
Series A
5.00%, 07/01/2024 - 07/01/2047	1,035,000	1,072,018
Series C
5.00%, 08/15/2021	30,000	35,200
Illinois Housing Development Authority, Revenue Bonds
Series A-1
2.40%, 07/01/2021	185,000	190,805
2.60%, 01/01/2022	375,000	390,064
Lake County School District No. 38, General Obligation Unlimited
AMBAC
Zero Coupon, 02/01/2020	60,000	54,649
Metropolitan Pier & Exposition Authority, Revenue Bonds
Series B, AGM, CR
4.25%, 06/15/2042	570,000	581,639
Northern Illinois University, Revenue Bonds
AGM
5.25%, 04/01/2028	300,000	337,200
Public Building Commission of Chicago, Revenue Bonds
AMBAC
5.25%, 03/01/2033	65,000	74,724
Southwestern Illinois Development Authority, Revenue Bonds
AGM
Zero Coupon, 12/01/2022	25,000	20,981

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
State of Illinois, General Obligation Unlimited
AGM
4.00%, 01/01/2037	$ 500,000	$ 500,800
AMBAC
5.00%, 11/01/2023	25,000	25,081
Stephenson County School District No. 145, General Obligation Limited
AMBAC
Zero Coupon, 01/01/2021	30,000	26,650
University of Illinois, Certificate of Participation
Series A, AGM
5.00%, 10/01/2016	45,000	46,306
Village of Elk Grove Village, General Obligation Unlimited
4.00%, 01/01/2022	60,000	68,799
Village of Lyons, General Obligation Unlimited
Series B, BAM
5.00%, 12/01/2038	325,000	354,614
Series C, BAM
2.00%, 12/01/2016	100,000	100,932
Will County Community High School District No. 210, General Obligation Unlimited
Series A
5.00%, 01/01/2027	55,000	63,803

		10,404,633

Indiana - 3.2%
East Chicago Sanitary District, Revenue Bonds
3.00%, 07/15/2016	100,000	101,084
4.00%, 07/15/2031	1,540,000	1,571,585
Indiana Finance Authority, Revenue Bonds
4.00%, 02/01/2032	680,000	705,384
Series A
5.00%, 08/15/2021	45,000	53,508
Whitley County Multi School Building Corp., Revenue Bonds
AGM, CR
5.00%, 07/15/2016	100,000	102,103

		2,533,664

Iowa - 0.5%
Iowa Tobacco Settlement Authority, Revenue Bonds
Series A
6.50%, 06/01/2023	85,000	84,755
Series C
5.38%, 06/01/2038	80,000	77,231
5.50%, 06/01/2042	50,000	48,232
5.63%, 06/01/2046	110,000	109,451
Waukee Community School District, General Obligation Unlimited
Series A
4.00%, 06/01/2016	80,000	81,030

		400,699

Kansas - 0.3%
City of Olathe, General Obligation Unlimited
5.00%, 10/01/2016	185,000	190,692

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2016 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kansas (continued)
Kansas Rural Water Finance Authority, Revenue Bonds
4.25%, 03/01/2038	$ 25,000	$ 25,961
University of Kansas Hospital Authority, Revenue Bonds
4.00%, 09/01/2040	50,000	52,228

		268,881

Kentucky - 0.3%
Kentucky Housing Corp., Revenue Bonds
1.25%, 09/15/2016 (A)	150,000	150,102
Louisville / Jefferson County Metropolitan Government, Revenue Bonds
5.25%, 10/01/2036	50,000	51,000

		201,102

Maryland - 0.8%
Maryland Economic Development Corp., Revenue Bonds
5.75%, 09/01/2025	350,000	334,750
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds
Series A, BAM
3.00%, 08/15/2016	100,000	101,161
State of Maryland, General Obligation Unlimited
Series B
5.00%, 03/15/2020	165,000	185,696

		621,607

Massachusetts - 0.7%
Massachusetts Development Finance Agency, Revenue Bonds
Series D
5.00%, 07/01/2044	500,000	556,770

Michigan - 2.5%
Bad Axe Public Schools, General Obligation Unlimited
Series B
4.00%, 05/01/2024	50,000	57,219
City of Detroit, General Obligation Unlimited
AGC
4.00%, 04/01/2018	17,050	17,550
AGM
5.00%, 04/01/2016 - 04/01/2019	4,650	4,667
Series A-1, NATL
5.38%, 04/01/2016	2,325	2,331
Series G, AGC
5.00%, 04/01/2018	6,200	6,512
City of Detroit Sewage Disposal System Revenue, Revenue Bonds
Series A, NATL
Zero Coupon, 07/01/2017	30,000	28,667
5.25%, 07/01/2018	50,000	52,555
Series B, NATL
4.25%, 07/01/2025	25,000	25,108
Series C, NATL
5.00%, 07/01/2017	50,000	50,821
Series E, BHAC, FGIC
5.75%, 07/01/2031	150,000	163,344
City of Detroit Water Supply System Revenue, Revenue Bonds
Series B, NATL
5.00%, 07/01/2018	50,000	50,757

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Michigan (continued)
City of Detroit Water Supply System Revenue, Revenue Bonds (continued)
Series D, AGM
5.00%, 07/01/2023	$ 25,000	$ 25,322
City of Hancock, General Obligation Limited
BAM
2.00%, 04/01/2016	115,000	115,268
County of Wayne, General Obligation Limited
Series A, AGM
4.50%, 02/01/2026	35,000	35,798
Detroit Local Development Finance Authority, Tax Allocation
Series A, ACA, CBI
5.50%, 05/01/2021	120,000	117,883
Michigan Finance Authority, Revenue Bonds
4.00%, 11/01/2046 (D)	250,000	249,547
Series D-1
5.00%, 07/01/2027	500,000	599,240
Series G-10A, AGC
4.00%, 04/01/2018	92,950	95,678
Series G-11A, AGC
5.00%, 04/01/2018	33,800	35,137
Series G-1A, AGM
5.00%, 04/01/2019	12,675	12,702
Series G-2A, NATL
5.38%, 04/01/2016	12,675	12,706
Series G-9A, AGM
5.00%, 04/01/2016 - 04/01/2018	12,675	12,737
Michigan Tobacco Settlement Finance Authority, Revenue Bonds
Series A
5.13%, 06/01/2022	160,000	147,842
5.25%, 06/01/2022	20,000	18,608
Wayne Charter County Economic Development Corp., Revenue Bonds
7.38%, 12/01/2033	50,000	40,862

		1,978,861

Minnesota - 4.1%
City of Deephaven, Revenue Bonds
Series A
5.25%, 07/01/2037	100,000	104,144
City of Minneapolis, Tax Allocation
4.00%, 03/01/2025	250,000	255,195
4.00%, 03/01/2027 (C) (E)	200,000	202,832
Housing & Redevelopment Authority of The City of St. Paul, Revenue Bonds
Series A
5.00%, 12/01/2050	500,000	501,385
Series B
5.25%, 04/01/2043 (C) (E)	400,000	403,776
Minnesota Agricultural & Economic Development Board, Revenue Bonds
5.90%, 02/01/2019	130,000	130,253
Minnesota Housing Finance Agency, Revenue Bonds
Series F
2.35%, 01/01/2023	500,000	511,255
2.40%, 07/01/2023	200,000	204,870
2.90%, 01/01/2026	800,000	831,488
Western Minnesota Municipal Power Agency, Revenue Bonds
Series A, AGM
5.00%, 01/01/2017	75,000	78,151

		3,223,349

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2016 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Mississippi - 0.5%
Mississippi Development Bank, Revenue Bonds
4.00%, 01/01/2017	$ 340,000	$ 350,999
Mississippi Home Corp., Revenue Bonds
Series 3A, GNMA
5.55%, 08/20/2049	5,000	5,268

		356,267

Missouri - 0.5%
City of Columbia, Revenue Bonds
Series B, AMBAC
5.00%, 02/01/2016	100,000	100,027
Missouri Highway & Transportation Commission, Revenue Bonds
Series B
5.00%, 05/01/2024	250,000	253,075

		353,102

Montana - 0.1%
Lewistown Special Improvement District No. 2005, Special Assessment
4.60%, 07/01/2022	25,000	25,038
Yellowstone County School District No. 4, General Obligation Unlimited
4.65%, 07/01/2019	25,000	25,086

		50,124

Nebraska - 1.0%
Douglas County Hospital Authority No. 2, Revenue Bonds
3.00%, 05/15/2016	800,000	805,560

New Jersey - 2.9%
Casino Reinvestment Development Authority, Revenue Bonds
5.00%, 11/01/2022	25,000	27,506
AGM
5.00%, 11/01/2026	575,000	654,637
City of Jersey City, General Obligation Unlimited
BAM
5.00%, 12/01/2022	500,000	600,190
Essex County Improvement Authority, Revenue Bonds
7.00%, 12/01/2053 (E)	180,000	181,375
New Jersey Economic Development Authority, Revenue Bonds
Series A, NATL
5.00%, 07/01/2029	20,000	20,104
Series B
6.50%, 04/01/2031	10,000	12,018
New Jersey Health Care Facilities Financing Authority, Revenue Bonds
Series A, AGM
5.00%, 07/01/2046	100,000	112,547
Robbinsville Board of Education, General Obligation Unlimited
4.00%, 01/01/2017	155,000	159,883
Tobacco Settlement Financing Corp., Revenue Bonds
Series 1A
4.50%, 06/01/2023	30,000	30,414
5.00%, 06/01/2041	140,000	116,929
Series 1B

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
Tobacco Settlement Financing Corp., Revenue Bonds (continued)
Zero Coupon, 06/01/2041	$ 10,000	$ 2,545
Series A-1
5.00%, 06/01/2029	230,000	217,343
Woodbridge Township Board of Education, General Obligation Unlimited
4.00%, 07/15/2016	160,000	162,659

		2,298,150

New Mexico - 0.0% (F)
Town of Clayton, Revenue Bonds
CIFG
4.05%, 11/01/2018	25,000	25,685

New York - 3.5%
City of New York, General Obligation Unlimited
Series B
4.00%, 08/01/2016	125,000	127,335
Series C
4.00%, 08/01/2016	80,000	81,494
Esopus Fire District, General Obligation Unlimited
AMBAC
4.30%, 08/01/2017	20,000	20,056
New York City Industrial Development Agency, Revenue Bonds
Series B
2.00%, 08/01/2028 (A) (E)	1,000,000	1,002,080
New York City Water & Sewer System, Revenue Bonds
Series BB
4.00%, 06/15/2016	55,000	55,781
New York Counties Tobacco Trust IV, Revenue Bonds
Series A
5.00%, 06/01/2038 - 06/01/2042	250,000	231,560
New York State Dormitory Authority, Revenue Bonds
5.00%, 02/15/2017	10,000	10,218
AMBAC
4.00%, 07/01/2016	10,000	9,971
Series A
4.00%, 07/01/2016	150,000	152,352
Series C
5.00%, 12/15/2017	230,000	239,103
New York State Thruway Authority, Revenue Bonds
Series A
4.00%, 03/15/2016	50,000	50,245
Niagara Falls City School District, Certificate of Participation
AGM
4.00%, 06/15/2026	240,000	269,160
Port Authority of New York & New Jersey, Revenue Bonds
AGM, CR
6.50%, 12/01/2028	50,000	50,260
Sachem Central School District, General Obligation Unlimited
NATL
5.00%, 10/15/2016	200,000	206,410
State of New York Mortgage Agency, Revenue Bonds
4.00%, 10/01/2016	100,000	102,215

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2016 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
TSASC, Inc., Revenue Bonds
Series 1
5.00%, 06/01/2034	$ 85,000	$ 81,795
Westchester Tobacco Asset Securitization, Revenue Bonds
5.13%, 06/01/2045 (C) (E)	20,000	19,908

		2,709,943

North Carolina - 0.2%
North Carolina Medical Care Commission, Revenue Bonds
NATL
4.38%, 01/01/2033	25,000	25,020
5.00%, 01/01/2033	100,000	100,267

		125,287

Ohio - 6.0%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds
Series A-2
5.13%, 06/01/2024	1,435,000	1,311,116
5.38%, 06/01/2024	20,000	18,555
5.75%, 06/01/2034	350,000	308,574
5.88%, 06/01/2030 - 06/01/2047	835,000	738,004
6.50%, 06/01/2047	265,000	251,082
City of Cleveland, Revenue Bonds
5.38%, 09/15/2027 (E)	20,000	20,055
City of Marysville Wastewater Treatment System Revenue, Revenue Bonds
BAM
5.00%, 12/01/2024	600,000	746,286
Cleveland State University, Revenue Bonds
4.00%, 06/01/2016	50,000	50,611
Cleveland-Cuyahoga County Port Authority, Revenue Bonds
Series A
7.05%, 11/15/2040 (C) (E)	100,000	102,479
County of Franklin, Revenue Bonds
ACA, CBI
5.38%, 08/15/2028	15,000	15,000
Series D
4.00%, 11/15/2033 (A)	150,000	152,646
County of Warren, Revenue Bonds
5.00%, 07/01/2021 - 07/01/2026	550,000	636,501
Dayton-Montgomery County Port Authority, Revenue Bonds
Series 1
7.00%, 01/15/2040 (E)	150,000	151,883
Ohio Air Quality Development Authority, Revenue Bonds
Series A
5.70%, 08/01/2020	70,000	78,537
Toledo-Lucas County Port Authority, Revenue Bonds
Series A
5.00%, 07/01/2046	100,000	105,115

		4,686,444

Oklahoma - 0.5%
Norman Regional Hospital Authority, Revenue Bonds
5.38%, 09/01/2036	20,000	20,308

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Oklahoma (continued)
Oklahoma Capital Improvement Authority, Revenue Bonds
Series A
2.00%, 07/01/2016	$ 350,000	$ 352,597
Oklahoma Development Finance Authority, Revenue Bonds
5.13%, 09/01/2036	35,000	35,030

		407,935

Oregon - 1.2%
City of Forest Grove, Revenue Bonds
5.50%, 03/01/2037 (E)	105,000	107,403
Oregon State Facilities Authority, Revenue Bonds
Series A
5.75%, 06/15/2046 (B) (C)	500,000	506,625
Series B
6.75%, 06/15/2022 (B) (C)	355,000	357,151

		971,179

Pennsylvania - 4.6%
Allegheny County Industrial Development Authority, Revenue Bonds
6.50%, 05/01/2017	300,000	275,349
Baldwin Whitehall School District, General Obligation Unlimited
AGM
5.00%, 05/15/2016	100,000	101,371
Carbon County Area Vocational Technical School Authority, Revenue Bonds
5.00%, 03/01/2028	20,000	21,439
City of Harrisburg, General Obligation Unlimited
Series D, AMBAC
Zero Coupon, 03/15/2017	25,000	24,039
County of Mifflin, General Obligation Unlimited
Series B, AGM
2.00%, 09/01/2016	100,000	100,746
County of Montgomery, General Obligation Unlimited
Series A
5.00%, 03/15/2016	50,000	50,312
Juniata Valley School District, General Obligation Limited
AGM
2.00%, 11/15/2019	50,000	51,329
Kane County School District No. 129, General Obligation Limited
2.00%, 02/15/2016	125,000	125,092
McKean County Hospital Authority, Revenue Bonds
ACA
5.25%, 10/01/2030	50,000	50,003
Montgomery County Industrial Development Authority, Revenue Bonds
5.00%, 01/01/2030	150,000	152,368
Muhlenberg School District, General Obligation Limited
Series A
5.00%, 09/01/2016	100,000	102,544
Penn Hills School District, General Obligation Limited
Series A, BAM
4.00%, 11/15/2026 - 11/15/2027	600,000	649,130

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2016 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds
Series AM
4.00%, 06/15/2018	$ 35,000	$ 37,544
Pennsylvania Housing Finance Agency, Revenue Bonds
Series A
3.25%, 10/01/2025	500,000	512,720
4.25%, 10/01/2035	750,000	777,067
Philadelphia Authority for Industrial Development, Revenue Bonds
Series A
5.38%, 01/01/2032	100,000	104,337
Redevelopment Authority of the City of Philadelphia, Revenue Bonds
Series A, ACA
5.63%, 07/01/2028	20,000	20,034
Seneca Valley School District, General Obligation Unlimited
2.00%, 10/01/2016	75,000	75,701
State Public School Building Authority, Revenue Bonds
BAM
5.00%, 06/15/2019	340,000	383,656

		3,614,781

Puerto Rico - 6.7%
Children’s Trust Fund, Revenue Bonds
5.38%, 05/15/2033	15,000	15,284
5.63%, 05/15/2043	120,000	120,202
Commonwealth of Puerto Rico, General Obligation Unlimited
AGC, ICC
5.25%, 07/01/2030	35,000	35,253
5.50%, 07/01/2022	100,000	105,406
AGM
5.13%, 07/01/2030	60,000	60,085
5.25%, 07/01/2020	100,000	103,908
5.50%, 07/01/2017 - 07/01/2019	225,000	234,455
AGM, CR
4.50%, 07/01/2023	15,000	15,017
5.00%, 07/01/2028	10,000	10,014
5.25%, 07/01/2016	50,000	50,762
Series A, AGC
5.00%, 07/01/2016	75,000	76,064
Series A, AGC, ICC
4.75%, 07/01/2018	15,000	15,477
5.00%, 07/01/2022 - 07/01/2024	305,000	306,512
5.50%, 07/01/2029	225,000	234,774
Series A, AGM
4.00%, 07/01/2022	140,000	139,056
4.13%, 07/01/2023 - 07/01/2024	50,000	49,052
5.00%, 07/01/2035	85,000	85,089
5.38%, 07/01/2025	170,000	175,102
Series A-4, AGM
5.00%, 07/01/2031	25,000	25,118
5.25%, 07/01/2030	25,000	25,389
Series C, AGM
5.25%, 07/01/2026 - 07/01/2027	135,000	137,370
5.38%, 07/01/2028	15,000	15,117
5.50%, 07/01/2032	35,000	35,282
5.75%, 07/01/2037	150,000	150,952
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series A, AGC
5.00%, 07/01/2028	150,000	150,333

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Puerto Rico Electric Power Authority, Revenue Bonds
Series DDD, AGM
3.63%, 07/01/2023	$ 175,000	$ 164,895
3.65%, 07/01/2024	95,000	88,125
Series SS, AGM
5.00%, 07/01/2019 - 07/01/2030	175,000	174,873
Series TT, AGC, ICC
5.00%, 07/01/2032	25,000	24,587
Series TT, AGM, CR
4.20%, 07/01/2019	25,000	25,017
5.00%, 07/01/2017	15,000	15,406
Series UU, AGC
4.25%, 07/01/2027	170,000	160,415
5.00%, 07/01/2026	50,000	50,079
Series UU, AGM
5.00%, 07/01/2016 - 07/01/2024	310,000	312,359
Series V, AGM
5.25%, 07/01/2027	70,000	71,079
Puerto Rico Highways & Transportation Authority, Revenue Bonds
AGC, ICC
4.40%, 07/01/2025	30,000	29,320
5.00%, 07/01/2028	50,000	50,005
Series AA, AGM
4.95%, 07/01/2026	15,000	15,088
Series CC, AGM
5.25%, 07/01/2033 - 07/01/2036	65,000	67,095
Series D, AGM
5.00%, 07/01/2027	210,000	210,023
Series E, AGM
5.50%, 07/01/2017 - 07/01/2021	65,000	67,803
Series K, CIFG-TCRS, AGM, CR
5.00%, 07/01/2018	10,000	10,015
Series L, AGC
4.00%, 07/01/2020	165,000	164,599
5.25%, 07/01/2019	100,000	104,380
Series M, AGC, ICC
5.00%, 07/01/2032	20,000	20,024
Series N, AGM, CR, AGC, ICC
5.50%, 07/01/2026	70,000	73,685
Series Y, AGM
6.25%, 07/01/2021	135,000	146,858
Puerto Rico Municipal Finance Agency, General Obligation Unlimited
Series A, AGM
4.75%, 08/01/2022	10,000	10,001
5.00%, 08/01/2027	160,000	160,094
5.25%, 08/01/2016	60,000	60,225
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, AGC, CR
4.75%, 08/01/2025	15,000	15,007
Series A, AGM
5.00%, 08/01/2021 - 08/01/2030	255,000	255,453
Series C, AGM
5.00%, 08/01/2016	35,000	35,124
5.25%, 08/01/2019	85,000	88,246
Puerto Rico Public Buildings Authority, Revenue Bonds
AGC, ICC
5.25%, 07/01/2033	55,000	55,078
Series F, CIFG-TRCS, AGM, CR
5.25%, 07/01/2025	20,000	20,721
Series L, AGM, CR
5.50%, 07/01/2021	65,000	68,158

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2016 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds
Series A, BHAC, CR, FGIC
Zero Coupon, 08/01/2041	$ 45,000	$ 13,932
Series A-1, AGM, CR
Zero Coupon, 08/01/2024	40,000	24,494

		5,223,336

Rhode Island - 2.2%
Providence Redevelopment Agency, Revenue Bonds
Series A
5.00%, 04/01/2020	350,000	393,614
Rhode Island Turnpike & Bridge Authority, Revenue Bonds
4.00%, 10/01/2027 (D)	750,000	848,377
Tobacco Settlement Financing Corp., Revenue Bonds
Series A
5.00%, 06/01/2035	450,000	492,840

		1,734,831

South Carolina - 1.6%
County of Lancaster, Special Assessment
3.13%, 12/01/2022 (D) (E)	1,000,000	998,450
Richland County Recreational District, General Obligation Unlimited
3.00%, 03/01/2026	140,000	150,899
SCAGO Educational Facilities Corp. for Pickens School District, Revenue Bonds
AGM
5.00%, 12/01/2020	100,000	103,755

		1,253,104

Tennessee - 0.3%
Chattanooga Health Educational & Housing Facility Board, Revenue Bonds
5.00%, 10/01/2035	235,000	265,348

Texas - 8.0%
City of College Station, General Obligation Limited
NATL
4.00%, 02/15/2018	50,000	50,153
City of Houston Airport System Revenue, Revenue Bonds
5.00%, 07/01/2029 (E)	150,000	163,203
Series C
5.00%, 07/15/2020 (E)	500,000	547,360
City of Lockhart, General Obligation Limited
BAM
5.00%, 08/01/2025	145,000	179,733
City of San Antonio, General Obligation Limited
5.00%, 08/01/2016	160,000	163,862
County of Brazoria, General Obligation Unlimited
AMBAC
4.50%, 03/01/2018	50,000	50,192
Dallas County Flood Control District No. 1, General Obligation Unlimited
5.00%, 04/01/2028 - 04/01/2032 (B)	2,000,000	2,072,570

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Fort Bend County Municipal Utility District No. 142, General Obligation Unlimited
MAC
3.13%, 09/01/2027	$ 245,000	$ 249,586
Fort Bend County Municipal Utility District No. 146, General Obligation Unlimited
BAM
1.00%, 09/01/2016 (D)	190,000	190,162
Nacogdoches Independent School District, General Obligation Unlimited
4.00%, 02/15/2019	50,000	50,085
New Hope Cultural Education Facilities Corp., Revenue Bonds
AGM
5.00%, 04/01/2046	250,000	274,763
Northwest Harris County Municipal Utility District No. 19, General Obligation Unlimited
BAM
3.25%, 10/01/2032	1,140,000	1,144,731
Reid Road Municipal Utility District No. 1, General Obligation Unlimited
AGC
4.60%, 04/01/2016	100,000	100,718
Texas A&M University, Revenue Bonds
5.00%, 05/15/2016	55,000	55,788
Viridian Municipal Management District, General Obligation Unlimited
BAM
4.00%, 12/01/2038 - 12/01/2041	840,000	856,964
Willow Creek Farms Municipal Utility District, General Obligation Unlimited
BAM
3.00%, 09/01/2023	130,000	134,057

		6,283,927

U. S. Virgin Islands - 0.1%
Virgin Islands Water & Power Authority - Electric System, Revenue Bonds
Series A
5.00%, 07/01/2027	45,000	45,256

Utah - 1.6%
City of Park City Water Revenue, Revenue Bonds
4.00%, 12/15/2016	100,000	102,967
Davis County School District, General Obligation Unlimited
4.25%, 06/01/2017	150,000	154,815
Intermountain Power Agency, Revenue Bonds
Series A
4.00%, 07/01/2018	25,000	26,853
Utah Charter School Finance Authority, Revenue Bonds
5.00%, 04/15/2030 (B) (C)	420,000	424,414
6.00%, 04/15/2045 (B) (C)	500,000	522,785
Series A
5.75%, 07/15/2020	35,000	36,449

		1,268,283

The notes are an integral part of this report. Transamerica Funds	Page 8	January 31, 2016 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Vermont - 1.9%
University of Vermont & State Agricultural College, Revenue Bonds
AMBAC
4.25%, 10/01/2016	$ 115,000	$ 117,996
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds
5.00%, 10/01/2042	1,215,000	1,359,159

		1,477,155

Virginia - 0.2%
Fairfax County Economic Development Authority, Revenue Bonds
4.00%, 04/01/2017	25,000	26,021
Tobacco Settlement Financing Corp., Revenue Bonds
Series B-1
5.00%, 06/01/2047	145,000	114,098

		140,119

Washington - 0.3%
County of King Sewer Revenue, Revenue Bonds
Series B
5.00%, 01/01/2017	125,000	130,251
Pierce County School District No. 1, General Obligation Unlimited
AGM
5.25%, 12/01/2021	50,000	50,847
Vancouver Housing Authority, Revenue Bonds
6.70%, 03/01/2026	20,000	20,015

		201,113

Wisconsin - 3.9%
Milwaukee Housing Authority, Revenue Bonds
Series A
3.63%, 07/01/2035	685,000	705,694
Public Finance Authority, Revenue Bonds
Series A
4.10%, 04/01/2034	540,000	548,235
4.75%, 12/01/2035	1,600,000	1,618,720
State of Wisconsin, General Obligation Unlimited
Series C
4.00%, 05/01/2017	25,000	26,109
Wisconsin Health & Educational Facilities Authority, Revenue Bonds
6.75%, 09/01/2037	25,000	25,952
Series B
5.00%, 05/15/2036	25,000	25,127
WPPI Energy, Revenue Bonds
Series A, AGM
5.00%, 07/01/2016	120,000	122,294

		3,072,131

Total Municipal Government Obligations (Cost $68,891,457)		70,690,627

	Shares	Value
EXCHANGE-TRADED FUND - 1.0%
U.S. Fixed Income Fund - 1.0%
iShares iBoxx $ High Yield Corporate Bond ETF (G)	10,000	$ 792,800

Total Exchange-Traded Fund (Cost $795,688)		792,800

SECURITIES LENDING COLLATERAL - 1.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.45% (H)	766,017	766,017

Total Securities Lending Collateral (Cost $766,017)		766,017

	Principal	Value
REPURCHASE AGREEMENT - 11.1%
State Street Bank & Trust Co. 0.03% (H), dated 01/29/2016, to be repurchased at $8,727,807 on 02/01/2016. Collateralized by a U.S. Government Obligation, 1.00%, due 05/31/2018, and with a value of $8,906,021.	$ 8,727,786	8,727,786

Total Repurchase Agreement (Cost $8,727,786)		8,727,786

Total Investments (Cost $79,180,948) (I)		80,977,230
Net Other Assets (Liabilities) - (3.2)%		(2,548,433)

Net Assets - 100.0%		$ 78,428,797

The notes are an integral part of this report. Transamerica Funds	Page 9	January 31, 2016 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at January 31, 2016
ASSETS
Investments
Municipal Government Obligations	$—	$70,690,627	$—	$70,690,627
Exchange-Traded Fund	792,800	—	—	792,800
Securities Lending Collateral	766,017	—	—	766,017
Repurchase Agreement	—	8,727,786	—	8,727,786

Total Investments	$1,558,817	$79,418,413	$—	$80,977,230

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate security. The rate disclosed is as of January 31, 2016.
(B)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the total aggregate value of 144A securities is $6,198,572, representing 7.9% of the Fund’s net assets.
(C)	Illiquid security. Total aggregate value of illiquid securities is $4,349,238, representing 5.5% of the Fund’s net assets.
(D)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after January 31, 2016.
(E)	Restricted securities held by the Fund as of January 31, 2016 are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	Florida Development Finance Corp., Revenue Bonds, Series A, 6.00%, 02/15/2037	07/16/2015	$9,910	$10,020	0.0	%(F)
Municipal Government Obligations	Miami-Dade County Industrial Development Authority, Revenue Bonds, 4.00%, 09/15/2019	04/30/2015	114,518	114,135	0.2
Municipal Government Obligations	Idaho Housing & Finance Association, Revenue Bonds, Series A, 5.00%, 06/01/2035	04/06/2015	429,186	439,395	0.6
Municipal Government Obligations	City of Minneapolis, Tax Allocation, 4.00%, 03/01/2027	02/26/2015	201,092	202,832	0.3
Municipal Government Obligations	Housing & Redevelopment Authority of The City of St. Paul, Revenue Bonds, Series B, 5.25%, 04/01/2043	06/19/2015	392,806	403,776	0.5
Municipal Government Obligations	Essex County Improvement Authority, Revenue Bonds, 7.00%, 12/01/2053	12/10/2015	180,010	181,375	0.2
Municipal Government Obligations	New York City Industrial Development Agency, Revenue Bonds, Series B, 2.00%, 08/01/2028	07/29/2015	1,000,010	1,002,080	1.3
Municipal Government Obligations	Westchester Tobacco Asset Securitization, Revenue Bonds, 5.13%, 06/01/2045	03/30/2015	17,138	19,908	0.0	(F)
Municipal Government Obligations	City of Cleveland, Revenue Bonds, 5.38%, 09/15/2027	07/27/2015	20,062	20,055	0.0	(F)
Municipal Government Obligations	Cleveland-Cuyahoga County Port Authority, Revenue Bonds, Series A, 7.05%, 11/15/2040	04/11/2014	97,648	102,479	0.1
Municipal Government Obligations	Dayton-Montgomery County Port Authority, Revenue Bonds, Series 1, 7.00%, 01/15/2040	10/08/2015	150,005	151,883	0.2
Municipal Government Obligations	City of Forest Grove, Revenue Bonds, 5.50%, 03/01/2037	11/30/2015	105,598	107,403	0.1
Municipal Government Obligations	County of Lancaster, Special Assessment, 3.13%, 12/01/2022	01/22/2016	998,460	998,450	1.3
Municipal Government Obligations	City of Houston Airport System Revenue, Revenue Bonds, 5.00%, 07/01/2029	05/09/2014	147,659	163,203	0.2
Municipal Government Obligations	City of Houston Airport System Revenue, Revenue Bonds, Series C, 5.00%, 07/15/2020	03/11/2015	528,050	547,360	0.7

Total			$4,392,152	$4,464,354	5.7%

The notes are an integral part of this report. Transamerica Funds	Page 10	January 31, 2016 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)

All or a portion of the security is on loan. The total value of all securities on loan is $749,846. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(H)	Rate disclosed reflects the yield at January 31, 2016.
(I)

Aggregate cost for federal income tax purposes is $79,180,948. Aggregate gross unrealized appreciation and depreciation for all securities is $1,908,357 and $112,075, respectively. Net unrealized appreciation for tax purposes is $1,796,282.

(J)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

MUNICIPAL INSURER ABBREVIATIONS:

ACA	ACA Financial Guaranty Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Financial Group, Inc.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MAC	Municipal Assurance Corp.
NATL	National Public Finance Guarantee Corp.

PORTFOLIO ABBREVIATIONS:

CBI	Certificates of Bond Insurance
CR	Custodial Receipts
ICC	Insured Custody Certificate
RE	Reinsured
TCRS	Temporary Custodian Receipts

The notes are an integral part of this report. Transamerica Funds	Page 11	January 31, 2016 Form N-Q

Transamerica Income & Growth

SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 92.2%
Aerospace & Defense - 2.4%
BAE Systems PLC	1,078,512	$ 7,976,507

Airlines - 3.6%
Japan Airlines Co., Ltd.	325,340	12,211,093

Automobiles - 2.1%
Daimler AG	102,499	7,176,339

Banks - 4.4%
Bank of Montreal (A)	107,180	5,754,929
Royal Bank of Canada	176,970	9,164,946

		14,919,875

Beverages - 2.9%
Thai Beverage PCL	20,304,603	9,719,243

Capital Markets - 2.9%
Ares Capital Corp. (A)	683,375	9,498,912
PJT Partners, Inc., Class A (B)	9,579	247,330

		9,746,242

Chemicals - 2.3%
LyondellBasell Industries NV, Class A	98,660	7,692,520

Construction & Engineering - 1.6%
Ferrovial SA	241,259	5,286,667

Diversified Telecommunication Services - 9.7%
AT&T, Inc.	307,500	11,088,450
BCE, Inc.	246,542	9,931,020
HKT Trust & HKT, Ltd.	8,928,540	11,750,419

		32,769,889

Food & Staples Retailing - 1.7%
Wal-Mart de Mexico SAB de CV	2,353,710	5,908,363

Food Products - 4.5%
Marine Harvest ASA (A) (B)	1,103,580	15,040,988

Insurance - 10.3%
Insurance Australia Group, Ltd. (A)	1,696,030	6,414,963
Legal & General Group PLC	1,437,290	5,016,599
Muenchener Rueckversicherungs-Gesellschaft AG	73,406	14,143,236
Swiss Re AG	100,230	9,330,032

		34,904,830

IT Services - 1.6%
Paychex, Inc. (A)	109,940	5,261,728

Media - 2.9%
Regal Entertainment Group, Class A (A)	573,899	9,899,758

Oil, Gas & Consumable Fuels - 2.6%
Ship Finance International, Ltd. (A)	655,684	8,779,609

Pharmaceuticals - 5.6%
GlaxoSmithKline PLC	275,450	5,674,398
Johnson & Johnson	126,100	13,169,884

		18,844,282

Real Estate Investment Trusts - 22.6%
Ascendas Real Estate Investment Trust (A)	6,504,955	10,666,090

	Shares	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Blackstone Mortgage Trust, Inc., Class A	548,248	$ 13,585,585
Camden Property Trust	22,840	1,742,692
EPR Properties	162,680	9,752,666
Select Income REIT	125,180	2,365,902
Spirit Realty Capital, Inc.	616,310	6,458,929
Starwood Property Trust, Inc.	767,937	14,621,520
STORE Capital Corp.	298,700	7,404,773
Welltower, Inc.	154,057	9,585,427

		76,183,584

Real Estate Management & Development - 0.0% (C)
RMR Group, Inc. (B)	4,430	92,366

Semiconductors & Semiconductor Equipment - 1.6%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	245,160	5,479,326

Software - 2.0%
Microsoft Corp.	123,330	6,794,250

Tobacco - 2.6%
Reynolds American, Inc., Class A	176,640	8,823,168

Transportation Infrastructure - 2.3%
Macquarie Infrastructure Corp.	117,722	7,894,437

Total Common Stocks (Cost $308,380,540)		311,405,064

MASTER LIMITED PARTNERSHIPS - 5.4%
Capital Markets - 2.2%
AllianceBernstein Holding, LP	398,457	7,347,547

Electric Utilities - 1.9%
Brookfield Infrastructure Partners, LP	180,657	6,494,619

Oil, Gas & Consumable Fuels - 1.3%
Energy Transfer Partners, LP, Class B	35,429	1,053,659
TC Pipelines, LP	77,208	3,338,474

		4,392,133

Total Master Limited Partnerships (Cost $22,593,658)		18,234,299

SECURITIES LENDING COLLATERAL - 12.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.45% (D)	42,112,893	42,112,893

Total Securities Lending Collateral (Cost $42,112,893)		42,112,893

	Principal	Value
REPURCHASE AGREEMENT - 2.4%
State Street Bank & Trust Co. 0.03% (D), dated 01/29/2016, to be repurchased at $8,017,068 on 02/01/2016. Collateralized by a U.S. Government Agency Obligation, 1.25%, due 05/25/2018, and with a value of $8,179,044.	$ 8,017,048	8,017,048

Total Repurchase Agreement (Cost $8,017,048)		8,017,048

Total Investments (Cost $381,104,139) (E)		379,769,304
Net Other Assets (Liabilities) - (12.5)%		(42,112,303)

Net Assets - 100.0%		$ 337,657,001

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2016 Form N-Q

Transamerica Income & Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at January 31, 2016
ASSETS
Investments
Common Stocks	$190,998,490	$120,406,574	$—	$311,405,064
Master Limited Partnerships	18,234,299	—	—	18,234,299
Securities Lending Collateral	42,112,893	—	—	42,112,893
Repurchase Agreement	—	8,017,048	—	8,017,048

Total Investments	$251,345,682	$128,423,622	$—	$379,769,304

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $40,463,534. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rate disclosed reflects the yield at January 31, 2016.
(E)

Aggregate cost for federal income tax purposes is $381,104,139. Aggregate gross unrealized appreciation and depreciation for all securities is $19,800,574 and $21,135,409, respectively. Net unrealized depreciation for tax purposes is $1,334,835.

(F)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2016 Form N-Q

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 0.8%
Invitation Homes Trust
Series 2014-SFR1, Class A
1.43%, 06/17/2031 (A) (B)	$ 200,000	$ 195,787
SLM Student Loan Trust
Series 2014-1, Class A3
0.81%, 02/26/2029 (A)	1,000,000	962,443
Synchrony Credit Card Master Note Trust
Series 2015-3, Class A
1.74%, 09/15/2021	267,000	267,485

Total Asset-Backed Securities (Cost $1,470,870)		1,425,715

CORPORATE DEBT SECURITIES - 12.2%
Automobiles - 0.1%
Ford Motor Credit Co. LLC
2.20%, 01/08/2019, MTN (A)	218,000	216,281

Banks - 3.9%
BAC Capital Trust XIV
4.00%, 02/16/2016 (A) (C)	700,000	521,500
Banco do Brasil SA
9.00%, 06/18/2024 (A) (B) (C)	1,250,000	750,000
Banco Santander Chile
1.52%, 04/11/2017 (A) (B)	200,000	198,750
Bank of America Corp.
1.27%, 11/19/2024, MTN (A)	1,000,000	945,000
2.27%, 02/18/2020, MTN (A) (D)	400,000	398,000
Corestates Capital II
1.27%, 01/15/2027 (A) (B)	269,000	232,725
JPMorgan Chase Capital XIII
1.55%, 09/30/2034 (A)	531,000	445,987
MUFG Capital Finance 1, Ltd.
6.35%, 07/25/2016 (A) (C)	135,000	136,890
Royal Bank of Scotland NV
4.65%, 06/04/2018 (E)	200,000	206,296
Santander Issuances SAU
5.18%, 11/19/2025	200,000	189,228
Societe Generale SA
7.88%, 12/18/2023 (A) (B) (C)	200,000	192,750
SunTrust Capital III
1.16%, 03/15/2028 (A)	765,000	601,963
Wells Fargo Bank NA
1.36%, 01/22/2018, MTN (A)	442,000	442,520
Zions Bancorporation
5.65%, 11/15/2023 (A)	1,800,000	1,822,860

		7,084,469

Beverages - 0.2%
Anheuser-Busch InBev Finance, Inc. (A)
1.88%, 02/01/2021	439,000	441,807

Capital Markets - 2.6%
Goldman Sachs Capital II
4.00%, 02/29/2016 (A) (C)	500,000	330,000
Goldman Sachs Capital III
4.00%, 02/29/2016 (A) (C)	2,600,000	1,716,000
Morgan Stanley
2.17%, 04/25/2023 - 06/09/2023, MTN (A)	2,643,000	2,661,176

		4,707,176

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals - 0.1%
RPM International, Inc.
5.25%, 06/01/2045	$ 263,000	$ 253,404

Consumer Finance - 0.2%
Navient Corp.
2.98%, 05/03/2019, MTN (A)	400,000	302,000

Diversified Telecommunication Services - 0.1%
AT&T, Inc.
4.75%, 05/15/2046	210,000	186,204

Energy Equipment & Services - 0.2%
Regency Energy Partners, LP / Regency Energy Finance Corp.
5.00%, 10/01/2022	500,000	420,148

Insurance - 1.5%
Genworth Holdings, Inc.
6.15%, 11/15/2066 (A)	1,200,000	318,000
XLIT, Ltd.
5.50%, 03/31/2045 (E)	79,000	76,485
6.50%, 04/15/2017 (A) (C)	3,350,000	2,430,425

		2,824,910

Machinery - 0.1%
Valmont Industries, Inc.
5.25%, 10/01/2054	180,000	154,713

Metals & Mining - 1.8%
Allegheny Technologies, Inc.
5.95%, 01/15/2021	1,396,000	879,480
Anglo American Capital PLC
2.63%, 09/27/2017 (B) (E)	200,000	174,000
BHP Billiton Finance USA, Ltd.
3.85%, 09/30/2023 (E)	225,000	213,256
Freeport-McMoRan, Inc.
2.30%, 11/14/2017	300,000	207,375
Glencore Funding LLC
1.68%, 04/16/2018 (A) (B)	550,000	448,435
Goldcorp, Inc.
3.63%, 06/09/2021	391,000	366,876
5.45%, 06/09/2044	278,000	224,150
Kinross Gold Corp.
5.13%, 09/01/2021 (E)	119,000	79,456
5.95%, 03/15/2024	826,000	512,120
Teck Resources, Ltd.
2.50%, 02/01/2018 (E)	270,000	221,737

		3,326,885

Oil, Gas & Consumable Fuels - 1.2%
Anadarko Petroleum Corp.
3.45%, 07/15/2024 (E)	220,000	176,544
6.45%, 09/15/2036	320,000	255,947
Marathon Oil Corp.
2.70%, 06/01/2020 (E)	264,000	202,627
Petrobras Global Finance BV
2.76%, 01/15/2019 (A) (E)	2,000,000	1,470,000

		2,105,118

Real Estate Investment Trusts - 0.2%
National Retail Properties, Inc.
4.00%, 11/15/2025	67,000	67,227

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2016 Form N-Q

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Investment Trusts (cotinued)
Omega Healthcare Investors, Inc.
4.50%, 04/01/2027	$ 195,000	$ 186,631
5.25%, 01/15/2026	59,000	61,333

		315,191

Total Corporate Debt Securities (Cost $28,176,171)		22,338,306

FOREIGN GOVERNMENT OBLIGATIONS - 20.7%
Canadian Government Real Return Bond
1.50%, 12/01/2044	CAD 989,604	865,700
4.25%, 12/01/2021	6,609,686	5,975,659
Deutsche Bundesrepublik Inflation-Linked Bond
1.50%, 04/15/2016 (F)	EUR 2,324,220	2,490,812
France Government Bond OAT
0.10%, 03/01/2025 (F)	2,199,186	2,482,353
2.25%, 07/25/2020 (F)	1,830,210	2,262,656
Italy Buoni Poliennali del Tesoro
1.25%, 09/15/2032 (F)	1,997,640	2,221,305
2.10%, 09/15/2021 (F)	4,344,073	5,226,262
Japanese Government CPI-Linked Bond
0.10%, 03/10/2024	JPY 51,400,000	442,609
Mexican Udibonos
Series S
4.50%, 12/04/2025	MXN 37,865,632	2,314,952
New Zealand Government Bond
2.00%, 09/20/2025 (F)	NZD 2,000,000	1,338,467
Spain Government Inflation-Linked Bond
0.55%, 11/30/2019 (F)	EUR 2,002,500	2,220,696
1.80%, 11/30/2024 (F)	2,232,788	2,645,153
U.K. Gilt Inflation-Linked
0.13%, 03/22/2029 - 03/22/2044 (F)	GBP 4,234,960	7,347,280

Total Foreign Government Obligations (Cost $42,632,028)		37,833,904

MORTGAGE-BACKED SECURITIES - 2.4%
GS Mortgage Securities Trust
Series 2014-GSFL, Class B
2.18%, 07/15/2031 (A) (B)	$ 3,000,000	2,987,495
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-FBLU, Class B
1.93%, 12/15/2028 (A) (B)	1,500,000	1,499,587

Total Mortgage-Backed Securities (Cost $4,501,250)		4,487,082

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.7%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
2.08%, 04/25/2024	3,000,000	2,952,018
2.63%, 02/25/2024 (A)	1,500,000	1,490,647
Federal National Mortgage Association Connecticut Avenue Securities
2.43%, 10/25/2023 (A)	568,928	573,395

Total U.S. Government Agency Obligations (Cost $5,115,825)		5,016,060

U.S. GOVERNMENT OBLIGATIONS - 59.7%
U.S. Treasury Inflation Indexed Bond
0.75%, 02/15/2045	6,620,263	5,951,252
1.38%, 02/15/2044	842,349	882,503
1.75%, 01/15/2028	705,934	786,684
2.38%, 01/15/2025	5,630,599	6,521,083

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation Indexed Bond (continued)
3.38%, 04/15/2032	$ 4,684,842	$ 6,473,074
3.88%, 04/15/2029	6,307,392	8,720,707
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2016 - 01/15/2023	58,003,594	57,825,774
0.25%, 01/15/2025	3,467,750	3,377,488
0.38%, 07/15/2025	701,114	692,834
0.63%, 01/15/2024 - 01/15/2026	1,663,919	1,678,015
1.13%, 01/15/2021	10,962,387	11,492,090
1.25%, 07/15/2020	3,384,115	3,573,193
1.38%, 07/15/2018	1,370,546	1,428,901

Total U.S. Government Obligations (Cost $110,267,414)		109,403,598

	Shares	Value
PREFERRED STOCKS - 0.6%
Banks - 0.1%
HSBC USA, Inc.
Series F, 3.50% (A)	5,000	109,750

Capital Markets - 0.1%
UBS Preferred Funding Trust IV
Series D, 1.13% (A)	14,000	244,020

Consumer Finance - 0.3%
Navient Corp.
2.17% (A)	8,200	194,750
2.22% (A)	19,249	427,328

		622,078

Insurance - 0.1%
Prudential Financial, Inc.
2.57% (A)	4,655	117,818

Total Preferred Stocks (Cost $1,179,477)		1,093,666

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.1%
U.S. Treasury Bill
0.10%, 02/18/2016 (G) (H)	$ 10,000	9,999
0.20%, 03/03/2016 (G) (H)	165,000	164,967

Total Short-Term U.S. Government Obligations (Cost $174,971)		174,966

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.45% (H)	1,452,267	1,452,267

Total Securities Lending Collateral (Cost $1,452,267)		1,452,267

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2016 Form N-Q

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 0.2%

State Street Bank & Trust Co. 0.03% (H), dated 01/29/2016, to be repurchased at $314,916 on 02/01/2016. Collateralized by a U.S. Government Agency Obligation, 1.25%, due 05/25/2018, and with a value of $325,559.

$ 314,916	$ 314,916

Total Repurchase Agreement (Cost $314,916)	314,916

Total Investments (Cost $195,285,189) (I)	183,540,480
Net Other Assets (Liabilities) - (0.2)%	(404,299)

Net Assets - 100.0%	$ 183,136,181

FUTURES CONTRACTS:
Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	Short	(50)	03/31/2016	$—	$(106,006)
10-Year U.S. Treasury Note	Short	(80)	03/21/2016	—	(223,779)

Total				$—	$(329,785)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
GSC	03/09/2016	USD	1,166,219	EUR	1,068,623	$7,451	$—
GSC	03/15/2016	USD	2,210,426	EUR	2,000,000	41,296	—
GSC	03/16/2016	USD	2,380,046	EUR	2,167,386	29,299	—
GSC	04/14/2016	USD	4,357,132	EUR	4,000,000	15,053	—
JPM	02/17/2016	USD	1,307,662	EUR	1,217,521	—	(11,794)
JPM	02/19/2016	USD	1,118,834	EUR	1,047,005	—	(15,881)
JPM	02/24/2016	USD	642,460	EUR	600,000	—	(7,876)
JPM	03/15/2016	USD	2,616,358	EUR	2,378,206	37,038	—
JPM	03/16/2016	USD	1,646,253	EUR	1,497,649	21,903	—
JPM	04/07/2016	USD	1,072,235	EUR	995,210	—	(7,872)

Total						$152,040	$(43,423)

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2016 Form N-Q

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at January 31, 2016
ASSETS
Investments
Asset-Backed Securities	$—	$1,425,715	$—	$1,425,715
Corporate Debt Securities	—	22,338,306	—	22,338,306
Foreign Government Obligations	—	37,833,904	—	37,833,904
Mortgage-Backed Securities	—	4,487,082	—	4,487,082
U.S. Government Agency Obligations	—	5,016,060	—	5,016,060
U.S. Government Obligations	—	109,403,598	—	109,403,598
Preferred Stocks	1,093,666	—	—	1,093,666
Short-Term U.S. Government Obligations	—	174,966	—	174,966
Securities Lending Collateral	1,452,267	—	—	1,452,267
Repurchase Agreement	—	314,916	—	314,916

Total Investments	$2,545,933	$180,994,547	$—	$183,540,480

Other Financial Instruments
Forward Foreign Currency Contracts (K)	$—	$152,040	$—	$152,040

Total Other Financial Instruments	$—	$152,040	$—	$152,040

LIABILITIES
Other Financial Instruments
Futures Contracts (K)	$(329,785)	$—	$—	$(329,785)
Forward Foreign Currency Contracts (K)	—	(43,423)	—	(43,423)

Total Other Financial Instruments	$(329,785)	$(43,423)	$—	$(373,208)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate security. The rate disclosed is as of January 31, 2016.
(B)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the total aggregate value of 144A securities is $6,679,529, representing 3.6% of the Fund’s net assets.

(C)	Perpetual maturity. The date displayed is the next call date.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $398,000, representing 0.2% of the Fund’s net assets.
(E)

All or a portion of the security is on loan. The total value of all securities on loan is $1,422,466. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(F)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2016, the total aggregate value of Regulation S securities is $28,234,984, representing 15.4% of the Fund’s net assets.

(G)

All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of all securities segregated as collateral to cover margin requirements for open futures contracts is $174,966.

(H)	Rate disclosed reflects the yield at January 31, 2016.
(I)

Aggregate cost for federal income tax purposes is $195,285,189. Aggregate gross unrealized appreciation and depreciation for all securities is $319,700 and $12,064,409, respectively. Net unrealized depreciation for tax purposes is $11,744,709.

(J)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(K)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2016 Form N-Q

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

GSC	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2016 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 5.5%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A
5.56%, 07/15/2059 (A)	$ 1,327,936	$ 1,477,704
American Tower Trust I
Series 2013-1A, Class 1A
1.55%, 03/15/2043 (A)	4,564,000	4,495,006
BlueMountain CLO, Ltd.
Series 2015-2A, Class A1
2.05%, 07/18/2027 (A) (B)	5,880,000	5,781,339
Diamond Resorts Owner Trust
Series 2015-1, Class A
2.73%, 07/20/2027 (A)	488,453	489,011
ICG US CLO, Ltd.
Series 2014-1A, Class A1
1.77%, 04/20/2026 (A) (B)	1,910,000	1,863,499
JG Wentworth XXI LLC
Series 2010-2A, Class A
4.07%, 01/15/2048 (A)	1,380,734	1,442,858
NRZ Advance Receivables Trust Advance Receivables Backed
Series 2015-T4, Class AT4
3.20%, 11/15/2047 (A)	5,310,000	5,314,563
OCP CLO, Ltd.
Series 2015-8A, Class A1
2.15%, 04/17/2027 (A) (B)	1,900,000	1,863,788
Ocwen Master Advance Receivables Trust
Series 2015-T3, Class AT3
3.21%, 11/15/2047 (A)	4,668,000	4,677,877
Orange Lake Timeshare Trust
Series 2014-AA, Class A
2.29%, 07/09/2029 (A)	1,712,004	1,707,054
Series 2015-AA, Class A
2.88%, 09/08/2027 (A)	1,678,608	1,664,313
Palmer Square CLO, Ltd.
Series 2015-2A, Class A1A
2.12%, 07/20/2027 (A) (B)	1,870,000	1,834,820
SBA Tower Trust
Series 2014-1A, Class C
2.90%, 10/15/2044 (A) (B)	6,281,000	6,297,243
Sierra Timeshare Receivables Funding LLC
Series 2013-1A, Class A
1.59%, 11/20/2029 (A)	1,419,620	1,403,128
Series 2013-3A, Class A
2.20%, 10/20/2030 (A)	1,248,089	1,245,720
Series 2014-1A, Class A
2.07%, 03/20/2030 (A)	1,317,653	1,310,994
Series 2014-2A, Class A
2.05%, 06/20/2031 (A)	570,257	572,416
Series 2014-2A, Class B
2.40%, 06/20/2031 (A)	1,315,977	1,313,944
Series 2014-3A, Class A
2.30%, 10/20/2031 (A)	508,467	509,305
Series 2015-3A, Class A
2.58%, 09/20/2032 (A)	2,525,604	2,516,518
SilverLeaf Finance XVII LLC
Series 2013-A, Class A
2.68%, 03/16/2026 (A)	593,901	592,047
Silverleaf Finance XVIII LLC
Series 2014-A, Class A
2.81%, 01/15/2027 (A)	833,687	829,507
SolarCity LMC Series III LLC
Series 2014-2, Class A
4.02%, 07/20/2044 (A)	780,838	746,871

	Principal	Value
ASSET-BACKED SECURITIES (continued)
SpringCastle America Funding LLC
Series 2014-AA, Class A
2.70%, 05/25/2023 (A)	$ 1,338,202	$ 1,337,675
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes
Series 2015-T3, Class AT3
2.92%, 07/15/2047 (A)	2,000,000	2,003,148
SVO VOI Mortgage LLC
Series 2012-AA, Class A
2.00%, 09/20/2029 (A)	523,575	517,299
Trafigura Securitisation Finance PLC
Series 2014-1A, Class A
1.38%, 10/15/2021 (A) (B)	5,537,000	5,457,674

Total Asset-Backed Securities (Cost $59,511,153)		59,265,321

CORPORATE DEBT SECURITIES - 38.4%
Aerospace & Defense - 0.6%
Exelis, Inc.
5.55%, 10/01/2021	5,369,000	5,958,629

Airlines - 1.8%
American Airlines Pass-Through Trust
3.70%, 04/01/2028	3,206,912	3,202,903
4.95%, 07/15/2024	3,702,753	3,915,661
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	5,210,506	5,333,578
9.00%, 01/08/2018	976,412	1,005,705
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	2,151,154	2,253,334
6.82%, 02/10/2024	1,818,907	2,094,017
7.75%, 06/17/2021	188,774	212,134
Southwest Airlines Co. Pass-Through Trust
6.15%, 02/01/2024	387,912	429,613
UAL Pass-Through Trust
10.40%, 05/01/2018	789,623	830,091

		19,277,036

Auto Components - 0.1%
BorgWarner, Inc.
3.38%, 03/15/2025	1,665,000	1,582,797

Automobiles - 0.2%
General Motors Co.
4.88%, 10/02/2023	2,055,000	2,070,503

Banks - 6.4%
Bank of America Corp.
5.42%, 03/15/2017	8,670,000	8,999,174
Barclays Bank PLC
10.18%, 06/12/2021 (A)	7,660,000	10,191,638
Branch Banking & Trust Co.
3.80%, 10/30/2026	2,430,000	2,509,976
Cooperatieve Rabobank UA
11.00%, 06/30/2019 (A) (C)	8,182,000	9,963,222
First Horizon National Corp.
3.50%, 12/15/2020	2,440,000	2,436,028
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (A)	4,685,000	4,493,402
JPMorgan Chase & Co.
3.25%, 09/23/2022	3,380,000	3,403,633
6.40%, 05/15/2038	3,925,000	4,799,592
JPMorgan Chase Bank NA
6.00%, 10/01/2017	1,970,000	2,097,892
Korea Development Bank
3.00%, 03/17/2019	3,400,000	3,498,535

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2016 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Korea Development Bank (continued)
3.50%, 08/22/2017	$ 900,000	$ 927,755
Nordea Bank AB
4.25%, 09/21/2022 (A)	7,264,000	7,569,495
Oversea-Chinese Banking Corp., Ltd.
3.15%, 03/11/2023 (A) (B)	1,480,000	1,496,669
PNC Bank NA
2.95%, 02/23/2025	1,210,000	1,197,802
US Bank NA
2.13%, 10/28/2019	689,000	692,983
Wells Fargo & Co.
4.13%, 08/15/2023	2,015,000	2,107,221
5.38%, 11/02/2043	2,298,000	2,476,350

		68,861,367

Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
7.75%, 01/15/2019	1,155,000	1,337,627

Biotechnology - 1.6%
AbbVie, Inc.
4.40%, 11/06/2042	6,500,000	6,088,186
Celgene Corp.
3.55%, 08/15/2022	4,900,000	4,970,633
3.88%, 08/15/2025	2,290,000	2,311,716
Gilead Sciences, Inc.
3.65%, 03/01/2026	3,805,000	3,886,842

		17,257,377

Building Products - 0.4%
Owens Corning
4.20%, 12/15/2022	4,114,000	4,170,193

Capital Markets - 3.6%
Ameriprise Financial, Inc.
3.70%, 10/15/2024	3,273,000	3,366,159
Bank of New York Mellon Corp.
2.10%, 01/15/2019, MTN	1,990,000	2,005,379
Deutsche Bank AG
1.68%, 08/20/2020 (B)	2,210,000	2,211,638
Goldman Sachs Group, Inc.
4.25%, 10/21/2025	3,525,000	3,513,431
7.50%, 02/15/2019, MTN	1,650,000	1,879,923
Macquarie Group, Ltd.
6.25%, 01/14/2021 (A)	6,245,000	7,046,233
Morgan Stanley
7.30%, 05/13/2019, MTN	8,705,000	9,975,721
Oaktree Capital Management, LP
6.75%, 12/02/2019 (A)	2,330,000	2,674,849
UBS AG
1.80%, 03/26/2018, MTN	1,598,000	1,600,638
7.63%, 08/17/2022	4,000,000	4,528,160

		38,802,131

Chemicals - 0.3%
Monsanto Co.
4.40%, 07/15/2044	3,836,000	3,099,089

Commercial Services & Supplies - 1.1%
General Electric Co.
5.00%, 01/21/2021 (C)	8,814,000	9,056,385
Hutchison Whampoa International 11, Ltd.
3.50%, 01/13/2017 (A)	235,000	238,936
Hutchison Whampoa International 12 II, Ltd.
2.00%, 11/08/2017 (A)	3,050,000	3,065,891

		12,361,212

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction Materials - 0.4%
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	$ 4,225,000	$ 4,219,508

Consumer Finance - 0.4%
Discover Financial Services
3.85%, 11/21/2022	3,825,000	3,905,038

Diversified Financial Services - 1.1%
Credit Suisse Group Funding Guernsey, Ltd.
2.75%, 03/26/2020	3,875,000	3,846,887
3.75%, 03/26/2025	3,415,000	3,319,865
General Electric Capital Corp.
5.50%, 01/08/2020, MTN	790,000	896,686
Murray Street Investment Trust I
4.65%, 03/09/2017 (D)	3,615,000	3,722,525

		11,785,963

Diversified Telecommunication Services - 1.7%
AT&T, Inc.
2.45%, 06/30/2020	5,303,000	5,244,094
3.40%, 05/15/2025	1,808,000	1,732,113
4.35%, 06/15/2045	630,000	524,127
Intelsat Jackson Holdings SA
7.25%, 04/01/2019	1,472,000	1,335,840
Verizon Communications, Inc.
3.85%, 11/01/2042	1,250,000	1,021,821
5.15%, 09/15/2023	5,285,000	5,846,795
6.55%, 09/15/2043	1,986,000	2,318,568

		18,023,358

Electric Utilities - 1.4%
Appalachian Power Co.
3.40%, 06/01/2025	2,585,000	2,590,118
DTE Electric Co.
4.30%, 07/01/2044	3,677,000	3,824,448
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 (A)	1,540,000	1,661,263
PacifiCorp
3.60%, 04/01/2024	3,200,000	3,368,345
Public Service Electric & Gas Co.
3.00%, 05/15/2025	3,335,000	3,387,563

		14,831,737

Energy Equipment & Services - 0.4%
Hiland Partners, LP / Hiland Partners Finance Corp.
7.25%, 10/01/2020 (A)	760,000	752,400
Schlumberger Holdings Corp.
3.00%, 12/21/2020 (A)	3,115,000	3,046,847

		3,799,247

Food & Staples Retailing - 1.1%
CVS Health Corp.
2.25%, 08/12/2019	3,165,000	3,187,731
Wal-Mart Stores, Inc.
4.30%, 04/22/2044	2,855,000	2,957,492
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	2,790,000	2,790,563
Whole Foods Market, Inc.
5.20%, 12/03/2025 (A)	2,850,000	2,854,560

		11,790,346

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2016 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products - 0.3%
Kraft Heinz Foods Co.
2.80%, 07/02/2020 (A)	$ 2,962,000	$ 2,982,654

Health Care Providers & Services - 0.7%
Anthem, Inc.
2.30%, 07/15/2018	3,650,000	3,673,612
Express Scripts Holding Co.
4.75%, 11/15/2021	2,575,000	2,779,669
UnitedHealth Group, Inc.
3.38%, 11/15/2021	1,335,000	1,398,834

		7,852,115

Household Products - 0.3%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020	1,600,000	1,602,000
6.88%, 02/15/2021	1,235,000	1,278,225

		2,880,225

Insurance - 3.5%
American Financial Group, Inc.
9.88%, 06/15/2019	635,000	776,662
Fidelity National Financial, Inc.
5.50%, 09/01/2022	370,000	402,183
6.60%, 05/15/2017	1,226,000	1,284,811
Hanover Insurance Group, Inc.
6.38%, 06/15/2021	5,440,000	6,235,426
Hartford Financial Services Group, Inc.
5.13%, 04/15/2022	4,315,000	4,745,292
Lincoln National Corp.
8.75%, 07/01/2019	1,550,000	1,866,882
Nippon Life Insurance Co.
5.00%, 10/18/2042 (A) (B)	4,080,000	4,289,100
Pacific Life Insurance Co.
9.25%, 06/15/2039 (A)	3,515,000	5,149,770
Reinsurance Group of America, Inc.
3.18%, 12/15/2065 (B) (E)	2,791,000	2,216,612
Swiss Re Solutions Holding Corp.
7.75%, 06/15/2030	2,903,000	4,031,716
ZFS Finance USA Trust II
6.45%, 12/15/2065 (A) (B)	6,765,000	6,773,456

		37,771,910

Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.
1.30%, 02/01/2017	3,270,000	3,259,569
2.40%, 02/01/2019	790,000	794,840
5.30%, 02/01/2044	665,000	713,680

		4,768,089

Machinery - 0.1%
Doosan Heavy Industries & Construction Co., Ltd.
2.13%, 04/27/2020 (A)	1,185,000	1,173,899

Media - 0.7%
CCO Holdings LLC / CCO Holdings Capital Corp.
6.50%, 04/30/2021	538,000	561,198
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	2,400,000	2,223,000

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
NBCUniversal Media LLC
4.38%, 04/01/2021	$ 3,864,000	$ 4,237,935
4.45%, 01/15/2043	1,106,000	1,087,282

		8,109,415

Metals & Mining - 0.1%
Novelis, Inc.
8.75%, 12/15/2020	1,350,000	1,227,015

Oil, Gas & Consumable Fuels - 1.4%
CNOOC Nexen Finance ULC
1.63%, 04/30/2017	850,000	846,793
Continental Resources, Inc.
3.80%, 06/01/2024 (E)	1,055,000	681,658
Energy Transfer Partners, LP
4.90%, 02/01/2024	2,070,000	1,759,082
5.15%, 03/15/2045	720,000	493,164
7.60%, 02/01/2024	3,005,000	2,901,715
EnLink Midstream Partners, LP
2.70%, 04/01/2019	3,615,000	2,816,266
Kinder Morgan, Inc.
3.05%, 12/01/2019	830,000	768,282
Petrobras Global Finance BV
5.38%, 01/27/2021	1,415,000	1,063,019
Petroleos Mexicanos
3.50%, 07/18/2018	3,560,000	3,488,800
Ras Laffan Liquefied Natural Gas Co., Ltd. III
5.83%, 09/30/2016 (A)	667,120	678,726

		15,497,505

Pharmaceuticals - 0.2%
Actavis Funding SCS
3.80%, 03/15/2025	1,780,000	1,806,024
Perrigo Co. PLC
2.30%, 11/08/2018	710,000	703,725

		2,509,749

Real Estate Investment Trusts - 2.7%
CBL & Associates, LP
5.25%, 12/01/2023	3,785,000	3,714,735
EPR Properties
5.75%, 08/15/2022	2,308,000	2,466,421
Highwoods Realty, LP
5.85%, 03/15/2017	1,555,000	1,621,133
Hospitality Properties Trust
5.00%, 08/15/2022	4,800,000	4,957,118
Host Hotels & Resorts, LP
4.00%, 06/15/2025	680,000	660,422
Kilroy Realty, LP
4.25%, 08/15/2029	2,565,000	2,572,713
National Retail Properties, Inc.
3.90%, 06/15/2024	3,565,000	3,585,934
Realty Income Corp.
6.75%, 08/15/2019	4,015,000	4,601,491
Vereit Operating Partnership, LP
2.00%, 02/06/2017	5,027,000	4,961,649

		29,141,616

Road & Rail - 0.8%
Aviation Capital Group Corp.
7.13%, 10/15/2020 (A)	5,920,000	6,674,800
Hertz Corp.
6.75%, 04/15/2019	2,023,000	2,023,000

		8,697,800

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2016 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment - 0.5%
Intel Corp.
2.45%, 07/29/2020	$ 2,950,000	$ 3,011,331
KLA-Tencor Corp.
4.13%, 11/01/2021	2,216,000	2,272,397

		5,283,728

Software - 0.3%
Microsoft Corp.
2.70%, 02/12/2025	3,550,000	3,529,325

Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.
2.40%, 05/03/2023	5,130,000	5,034,649
Hewlett Packard Enterprise Co.
3.60%, 10/15/2020 (A)	3,686,000	3,695,502
Seagate HDD Cayman
4.88%, 06/01/2027 (A)	1,305,000	982,989

		9,713,140

Tobacco - 0.6%
Reynolds American, Inc.
8.13%, 06/23/2019	2,315,000	2,743,738
RJ Reynolds Tobacco Co.
8.13%, 06/23/2019	3,455,000	4,094,866

		6,838,604

Trading Companies & Distributors - 0.5%
International Lease Finance Corp.
6.75%, 09/01/2016 (A)	5,009,000	5,109,180

Wireless Telecommunication Services - 1.7%
America Movil SAB de CV
3.13%, 07/16/2022	1,500,000	1,492,370
4.38%, 07/16/2042 (E)	2,600,000	2,332,972
Crown Castle Towers LLC
3.22%, 05/15/2042 (A)	6,485,000	6,485,000
4.88%, 08/15/2040 (A)	3,200,000	3,481,792
5.50%, 01/15/2037 (A)	650,000	661,083
SBA Tower Trust
2.24%, 04/15/2043 (A)	920,000	909,672
Sprint Communications, Inc.
9.00%, 11/15/2018 (A)	3,044,000	3,104,880

		18,467,769

Total Corporate Debt Securities (Cost $420,229,526)		414,686,896

FOREIGN GOVERNMENT OBLIGATION - 0.2%
Export-Import Bank of Korea
4.00%, 01/11/2017	1,700,000	1,740,883

Total Foreign Government Obligation (Cost $1,743,883)		1,740,883

MORTGAGE-BACKED SECURITIES - 13.0%
Aventura Mall Trust
Series 2013-AVM, Class A
3.87%, 12/05/2032 (A) (B)	4,500,000	4,749,972
Banc of America Commercial Mortgage Trust
Series 2007-3, Class A1A
5.74%, 06/10/2049 (B)	2,375,695	2,457,281
Banc of America Re-REMIC Trust
Series 2010-UB3, Class A4B1
5.74%, 06/15/2049 (A) (B)	2,295,000	2,375,494

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BB-UBS Trust
Series 2012-TFT, Class A
2.89%, 06/05/2030 (A)	$ 1,234,000	$ 1,216,124
Series 2012-TFT, Class C
3.58%, 06/05/2030 (A) (B)	2,980,000	2,824,324
BBCMS Trust
Series 2013-TYSN, Class B
4.04%, 09/05/2032 (A)	2,530,000	2,652,218
BCAP LLC Trust
Series 2009-RR15, Class 1A1
2.76%, 10/26/2035 (A) (B)	292,218	291,806
Series 2009-RR4, Class 9A1
2.61%, 10/26/2035 (A) (B)	207,758	205,690
Series 2009-RR6, Class 2A1
2.72%, 08/26/2035 (A) (B)	1,275,944	1,264,120
Series 2011-R11, Class 16A5
2.38%, 08/26/2035 (A) (B)	2,032,812	2,046,783
Series 2011-R11, Class 23A1
2.74%, 06/26/2035 (A) (B)	788,410	793,581
Series 2012-RR12, Class 4A1
2.89%, 04/26/2036 (A) (B)	1,921,337	1,927,777
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class A1A
5.19%, 12/11/2038	1,143,578	1,166,730
Series 2007-PW15, Class A1A
5.32%, 02/11/2044	877,361	902,835
Series 2007-PW17, Class A1A
5.65%, 06/11/2050 (B)	1,107,108	1,163,478
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3
3.75%, 03/10/2047	485,000	510,066
Series 2014-GC19, Class A4
4.02%, 03/10/2047	330,000	353,298
Citigroup Mortgage Loan Trust
Series 2014-A, Class A
4.00%, 01/25/2035 (A) (B)	2,063,428	2,127,496
Series 2015-A, Class A1
3.50%, 06/25/2058 (B)	3,210,872	3,269,319
Series 2015-PS1, Class A1
3.75%, 09/25/2042 (A) (B)	3,889,276	3,967,425
COMM Mortgage Trust
Series 2013-GAM, Class A1
1.71%, 02/10/2028 (A)	296,331	291,877
Series 2013-GAM, Class A2
3.37%, 02/10/2028 (A)	900,000	916,716
Series 2013-WWP, Class A2
3.42%, 03/10/2031 (A)	2,760,000	2,832,154
Series 2014-UBS2, Class A5
3.96%, 03/10/2047	1,500,000	1,586,371
Commercial Mortgage Pass-Through Certificates
Series 2012-LTRT, Class A2
3.40%, 10/05/2030 (A)	5,475,000	5,541,474
Core Industrial Trust
Series 2015-CALW, Class B
3.25%, 02/10/2034 (A)	4,625,000	4,613,098
Credit Suisse Mortgage Capital Certificates
Series 2009-12R, Class 1A1
2.69%, 09/27/2036 (A) (B)	952,968	949,473
CSMC Trust
Series 2009-14R, Class 2A1
5.00%, 06/26/2037 (A)	514,669	526,269
Series 2014-11R, Class 17A1
0.57%, 12/27/2036 (A) (B)	2,379,420	2,262,519

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2016 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. Trust
Series 2012-SHOP, Class C
3.63%, 06/05/2031 (A)	$ 2,825,000	$ 2,864,384
GS Mortgage Securities Trust
Series 2013-G1, Class A2
3.56%, 04/10/2031 (A) (B)	2,655,453	2,671,530
HarborView Mortgage Loan Trust
Series 2004-4, Class 2A
0.99%, 06/19/2034 (B)	590,657	547,618
Hilton USA Trust
Series 2013-HLT, Class AFX
2.66%, 11/05/2030 (A)	2,885,000	2,893,234
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A2
3.09%, 03/05/2037 (A)	3,600,000	3,551,996
Impac CMB Trust
Series 2003-8, Class 1A1
1.10%, 10/25/2033 (B)	420,221	406,660
Jefferies Re-REMIC Trust
Series 2009-R2, Class 4A
2.53%, 05/26/2037 (A) (B)	1,269,445	1,273,596
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-LD12, Class A1A
5.85%, 02/15/2051 (B)	289,452	303,364
Series 2007-LDPX, Class A1A
5.44%, 01/15/2049	1,314,439	1,354,317
Series 2012-WLDN, Class A
3.91%, 05/05/2030 (A)	2,266,256	2,383,503
Series 2014-DSTY, Class B
3.77%, 06/10/2027 (A)	2,800,000	2,887,184
LB Commercial Mortgage Trust
Series 2007-C3, Class A1A
6.05%, 07/15/2044 (B)	839,662	874,277
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class B
4.56%, 08/15/2046 (B)	1,035,000	1,071,216
Morgan Stanley Capital I Trust
Series 2007-IQ13, Class A1A
5.31%, 03/15/2044	1,144,003	1,171,245
Series 2007-IQ14, Class A1A
5.67%, 04/15/2049 (B)	2,606,914	2,700,590
Series 2007-T27, Class A1A
5.82%, 06/11/2042 (B)	1,530,134	1,598,460
Morgan Stanley Re-REMIC Trust
Series 2009-R3, Class 1A
5.50%, 10/26/2035 (A)	279,148	295,601
Series 2010-GG10, Class A4A
5.99%, 08/15/2045 (A) (B)	3,246,781	3,334,679
Series 2012-R3, Class 1A
2.17%, 11/26/2036 (A) (B)	516,737	512,809
Series 2013-R8, Class 9A
1.14%, 09/26/2036 (A) (B)	589,978	572,567
Series 2014-R3, Class 2A
3.00%, 07/26/2048 (A) (B)	1,685,688	1,694,407
Series 2014-R4, Class 4A
2.87%, 11/21/2035 (A) (B)	2,012,398	2,033,470
Motel 6 Trust
Series 2015-MTL6, Class B
3.30%, 02/05/2030 (A)	3,400,000	3,394,201
Series 2015-MTL6, Class C
3.64%, 02/05/2030 (A)	5,580,000	5,546,019
Nationstar Mortgage Loan Trust
Series 2013-A, Class A
3.75%, 12/25/2052 (A) (B)	980,488	995,902

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust
Series 2014-2A, Class A3
3.75%, 05/25/2054 (A) (B)	$ 1,637,014	$ 1,680,120
Series 2014-3A, Class AFX3
3.75%, 11/25/2054 (A) (B)	1,338,278	1,377,802
Series 2015-2A, Class A1
3.75%, 08/25/2055 (B)	6,241,883	6,429,611
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 3A1
1.01%, 05/25/2035 (B)	981,068	943,490
RBSCF Trust
Series 2009-RR2, Class WBB
6.15%, 02/16/2051 (A) (B)	1,215,000	1,257,763
RBSSP Resecuritization Trust
Series 2009-6, Class 2A1
2.86%, 01/26/2036 (A) (B)	1,369,628	1,376,886
Series 2009-7, Class 5A4
0.82%, 06/26/2037 (A) (B)	940,509	902,486
SCG Trust
Series 2013-SRP1, Class AJ
2.38%, 11/15/2026 (A) (B)	1,400,000	1,390,641
Towd Point Mortgage Trust
Series 2015-3, Class A1B
3.00%, 03/25/2054 (A) (B)	2,186,958	2,196,827
Series 2015-4, Class A1B
2.75%, 04/25/2055 (A) (B)	2,347,385	2,339,541
Series 2015-5, Class A1B
2.75%, 05/25/2055 (A) (B)	6,696,240	6,673,180
Series 2015-6, Class A1B
2.75%, 04/25/2055 (A) (B)	6,322,649	6,289,329
UBS-BAMLL Trust
Series 2012-WRM, Class A
3.66%, 06/10/2030 (A)	1,239,000	1,269,137
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class B
3.78%, 02/15/2048	3,000,000	2,894,614
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-N, Class 1A2
2.68%, 12/25/2033 (B)	1,000,930	997,783

Total Mortgage-Backed Securities (Cost $141,781,928)		140,737,807

MUNICIPAL GOVERNMENT OBLIGATION - 0.3%
California - 0.3%
State of California, General Obligation Unlimited
7.60%, 11/01/2040	2,000,000	2,987,160

Total Municipal Government Obligation (Cost $2,928,930)		2,987,160

U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.3%
Federal Home Loan Mortgage Corp.
5.00%, 12/01/2035	765,924	857,778
5.50%, 11/01/2038	409,197	468,193
Federal National Mortgage Association
Zero Coupon, 10/09/2019	6,045,000	5,682,391
3.00%, TBA (F) (G)	52,329,000	53,416,172
3.50%, TBA (F) (G)	71,727,000	75,306,460
4.00%, TBA (F) (G)	18,984,000	20,281,522
5.00%, 04/01/2039	909,073	1,021,991
5.00%, TBA (F) (G)	12,556,000	13,862,609
5.50%, 10/01/2036 - 06/01/2038	1,090,626	1,241,451
6.00%, 11/01/2034 - 02/01/2041	5,789,923	6,642,900

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2016 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
6.50%, 06/01/2038	$ 1,188,341	$ 1,416,638
Government National Mortgage Association
4.46%, 06/20/2062	6,289,555	6,702,887

Total U.S. Government Agency Obligations (Cost $184,604,913)		186,900,992

U.S. GOVERNMENT OBLIGATIONS - 22.8%
U.S. Treasury Bond
2.50%, 02/15/2045	4,945,200	4,679,781
2.75%, 08/15/2042	12,839,000	12,911,219
2.88%, 08/15/2045	4,904,000	5,012,040
3.13%, 02/15/2042	15,643,800	16,957,629
3.50%, 02/15/2039	8,981,100	10,418,776
3.63%, 02/15/2044	5,501,700	6,504,473
4.50%, 02/15/2036	8,412,500	11,265,524
4.75%, 02/15/2037	2,507,800	3,467,033
5.25%, 02/15/2029	6,205,500	8,394,633
U.S. Treasury Inflation Indexed Bond
1.75%, 01/15/2028	7,231,685	8,058,903
2.50%, 01/15/2029	7,269,715	8,773,353
U.S. Treasury Inflation Indexed Note
0.63%, 01/15/2024	7,508,191	7,570,952
U.S. Treasury Note
0.38%, 05/31/2016	28,252,800	28,244,804
0.50%, 09/30/2016 - 07/31/2017	16,254,900	16,230,179
0.63%, 09/30/2017	6,792,300	6,776,379
0.88%, 04/15/2017 - 04/30/2017	13,633,000	13,663,636
1.00%, 11/30/2019	6,655,000	6,610,545
1.25%, 11/30/2018	17,004,200	17,142,359
1.63%, 03/31/2019 - 08/15/2022	18,577,300	18,878,743
1.88%, 11/30/2021	5,034,100	5,137,732
2.00%, 02/15/2025	19,378,900	19,535,598
2.25%, 11/15/2024	2,644,700	2,723,938
2.50%, 08/15/2023 - 05/15/2024	6,644,100	6,998,419

Total U.S. Government Obligations (Cost $240,968,677)		245,956,648

	Shares	Value
PREFERRED STOCK - 0.1%
Banks - 0.1%
CoBank ACB
Series F, 6.25% (A) (B)	6,000	620,625

Total Preferred Stock (Cost $612,000)		620,625

	Principal	Value
SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.1%
Federal Home Loan Bank Discount Notes
0.13%, 02/03/2016 (H)	$ 17,730,000	17,729,752
0.14%, 02/03/2016 (H)	21,506,000	21,505,699
0.15%, 02/03/2016 (H)	9,000,000	8,999,874
0.23%, 02/17/2016 - 02/19/2016 (H)	17,181,000	17,178,880
0.37%, 03/04/2016 - 04/22/2016 (H)	24,930,000	24,915,488
0.41%, 03/04/2016 (H)	17,700,000	17,695,327
0.42%, 04/29/2016 (H)	17,700,000	17,684,424
0.46%, 03/24/2016 (H)	14,500,000	14,493,779
0.47%, 03/30/2016 (H)	1,170,000	1,169,440

Total Short-Term U.S. Government Agency Obligations (Cost $141,365,422)		141,372,663

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 2.0%
U.S. Treasury Bill
0.00% (I), 02/18/2016 (H)	$ 8,001,000	$ 8,000,208
0.23%, 03/17/2016 (H)	13,300,000	13,296,143

Total Short-Term U.S. Government Obligations (Cost $21,297,175)		21,296,351

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.45% (H)	3,095,190	3,095,190

Total Securities Lending Collateral (Cost $3,095,190)		3,095,190

	Principal	Value
REPURCHASE AGREEMENT - 2.2%
State Street Bank & Trust Co. 0.03% (H), dated 01/29/2016, to be repurchased at $23,954,105 on 02/01/2016. Collateralized by a U.S. Government Obligation and a U.S. Government Agency Obligation, 1.25% - 2.88%, due 03/31/2018 - 05/25/2018, and with a total value of $24,433,457.	$ 23,954,045	23,954,045

Total Repurchase Agreement (Cost $23,954,045)		23,954,045

Total Investments (Cost $1,242,092,842) (J)		1,242,614,581
Net Other Assets (Liabilities) - (15.2)%		(164,150,598)

Net Assets - 100.0%		$ 1,078,463,983

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2016 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at January 31, 2016
ASSETS
Investments
Asset-Backed Securities	$—	$59,265,321	$—	$59,265,321
Corporate Debt Securities	—	414,686,896	—	414,686,896
Foreign Government Obligation	—	1,740,883	—	1,740,883
Mortgage-Backed Securities	—	140,737,807	—	140,737,807
Municipal Government Obligation	—	2,987,160	—	2,987,160
U.S. Government Agency Obligations	—	186,900,992	—	186,900,992
U.S. Government Obligations	—	245,956,648	—	245,956,648
Preferred Stock	620,625	—	—	620,625
Short-Term U.S. Government Agency Obligations	—	141,372,663	—	141,372,663
Short-Term U.S. Government Obligations	—	21,296,351	—	21,296,351
Securities Lending Collateral	3,095,190	—	—	3,095,190
Repurchase Agreement	—	23,954,045	—	23,954,045

Total Investments	$3,715,815	$1,238,898,766	$—	$1,242,614,581

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the total aggregate value of 144A securities is $275,129,038, representing 25.5% of the Fund’s net assets.

(B)	Floating or variable rate security. The rate disclosed is as of January 31, 2016.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of January 31, 2016; the maturity date disclosed is the ultimate maturity date.
(E)

All or a portion of the security is on loan. The total value of all securities on loan is $3,030,652. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(F)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after January 31, 2016.
(G)	Cash in the amount of $1,258,000 has been segregated by the custodian as collateral for open TBA commitment transactions.
(H)	Rate disclosed reflects the yield at January 31, 2016.
(I)	Percentage rounds to less than 0.01% or (0.01)%.
(J)

Aggregate cost for federal income tax purposes is $1,242,092,842. Aggregate gross unrealized appreciation and depreciation for all securities is $10,785,899 and $10,264,160, respectively. Net unrealized appreciation for tax purposes is $521,739.

(K)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2016 Form N-Q

Transamerica International Equity

SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 95.3%
Australia - 3.7%
Asciano, Ltd.	3,501,833	$ 22,200,435
BHP Billiton PLC, ADR	452,369	8,889,051
Challenger, Ltd. (A)	5,544,684	31,557,005
Sonic Healthcare, Ltd.	963,100	12,696,901
South32, Ltd. (B)	14,310,700	10,044,425

		85,387,817

Belgium - 1.1%
Groupe Bruxelles Lambert SA	336,620	25,592,572

Canada - 0.5%
Fairfax Financial Holdings, Ltd.	22,231	11,446,529

Denmark - 0.8%
Carlsberg A/S, Class B	209,638	17,674,064

France - 9.6%
Arkema SA	338,394	21,136,393
Bollore SA	3,663,590	14,785,992
Cie Generale des Etablissements Michelin, Class B	174,891	15,955,889
Engie SA	2,314,400	36,927,570
Rexel SA	2,028,600	24,024,100
Sanofi	520,800	43,310,073
Total SA	484,500	21,521,926
Veolia Environnement SA	1,457,686	35,143,508
Vivendi SA	520,200	11,309,190

		224,114,641

Germany - 8.6%
Allianz SE, Class A	130,100	21,054,905
Bayer AG	297,065	33,433,543
Merck KGaA	215,200	18,738,010
METRO AG	834,700	23,651,385
SAP SE	346,500	27,610,829
Siemens AG, Class A	357,100	34,227,941
Talanx AG (B)	585,351	16,913,060
TUI AG	1,437,400	24,321,145

		199,950,818

Hong Kong - 3.9%
Cheung Kong Property Holdings, Ltd.	2,870,500	15,521,721
CK Hutchison Holdings, Ltd.	2,314,700	28,966,502
CLP Holdings, Ltd.	926,900	7,762,151
First Pacific Co., Ltd.	11,815,012	8,192,577
Guangdong Investment, Ltd.	17,620,100	22,521,080
Noble Group, Ltd. (A)	34,084,200	7,533,503

		90,497,534

Ireland - 2.1%
DCC PLC	166,300	12,838,851
Ryanair Holdings PLC, ADR	165,212	12,944,360
Smurfit Kappa Group PLC, Class B	1,045,000	22,673,015

		48,456,226

Israel - 2.0%
Teva Pharmaceutical Industries, Ltd., ADR	775,300	47,665,444

Italy - 4.1%
Azimut Holding SpA	966,286	20,346,646
Davide Campari (B) (C)	981,841	8,613,004

	Shares	Value
COMMON STOCKS (continued)
Italy (continued)
Davide Campari-Milano SpA	415,300	$ 3,643,135
Eni SpA, Class B	1,579,100	22,916,093
Mediobanca SpA	2,755,192	22,081,193
Prysmian SpA	900,649	18,530,959

		96,131,030

Japan - 23.2%
Aisin Seiki Co., Ltd.	576,000	24,458,475
Coca-Cola East Japan Co., Ltd.	1,430,500	23,084,149
Daiichi Sankyo Co., Ltd.	1,049,900	21,859,976
Daiwa Securities Group, Inc. (A)	5,000,500	31,247,673
Denka Co., Ltd.	3,991,300	17,688,824
Electric Power Development Co., Ltd.	529,200	17,854,672
FamilyMart Co., Ltd.	356,900	16,701,641
FANUC Corp.	161,600	21,636,560
FUJIFILM Holdings Corp.	525,600	20,308,039
Hitachi, Ltd. (A)	5,869,200	29,005,734
Japan Airlines Co., Ltd.	708,900	26,607,377
Komatsu, Ltd. (A)	841,700	12,584,844
Kuraray Co., Ltd. (A)	1,914,100	23,088,318
Mitsubishi Corp.	891,900	14,297,085
Mitsubishi Heavy Industries, Ltd. (A)	5,269,800	20,711,331
MS&AD Insurance Group Holdings, Inc.	1,145,100	31,102,052
NEC Corp.	10,659,800	28,232,825
Nippon Telegraph & Telephone Corp.	433,100	18,438,194
ORIX Corp.	2,453,400	34,697,107
Resona Holdings, Inc.	5,232,600	24,063,473
SoftBank Group Corp. (A)	651,100	28,671,498
Sony Corp.	979,100	22,724,233
Sumitomo Mitsui Financial Group, Inc.	939,700	31,525,626

		540,589,706

Korea, Republic of - 1.7%
Samsung Electronics Co., Ltd.	21,300	20,606,733
SK Telecom Co., Ltd.	110,250	19,339,115

		39,945,848

Macau - 0.4%
MGM China Holdings, Ltd.	8,058,200	9,742,720

Mexico - 0.9%
Grupo Televisa SAB, ADR	793,071	21,000,520

Netherlands - 5.7%
Akzo Nobel NV	344,800	22,117,867
Boskalis Westminster	449,100	17,691,508
Delta Lloyd NV (A)	2,390,879	14,143,802
Heineken Holding NV, Class A	423,147	32,382,584
Koninklijke Philips NV	1,477,456	39,344,243
Steinhoff International Holdings NV	1,325,100	6,364,718

		132,044,722

Singapore - 1.1%
DBS Group Holdings, Ltd.	2,627,300	26,118,872

Spain - 1.2%
Aena SA (B) (D)	252,100	28,069,825

Sweden - 3.4%
Investor AB, Class B	939,900	31,484,227
Svenska Cellulosa AB SCA, Class B	455,480	13,499,353
Telefonaktiebolaget LM Ericsson, Class B	3,874,900	34,418,712

		79,402,292

Switzerland - 4.8%
GAM Holding AG (B)	1,124,900	15,715,487

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2016 Form N-Q

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Nestle SA	422,462	$ 31,123,773
Novartis AG	450,100	34,870,783
UBS Group AG	1,762,400	29,123,939

		110,833,982

United Kingdom - 15.3%
Admiral Group PLC	449,500	11,420,813
Aviva PLC	4,272,626	29,467,284
Barclays PLC	6,147,800	16,450,720
GKN PLC	6,277,100	25,115,645
HSBC Holdings PLC	3,876,600	27,404,141
IG Group Holdings PLC	1,662,649	17,442,451
Imperial Tobacco Group PLC	515,300	27,901,220
Inchcape PLC	1,983,300	20,392,854
Johnson Matthey PLC	467,773	16,547,243
Kingfisher PLC	4,911,000	22,981,544
National Grid PLC, Class B	2,299,700	32,399,777
Sky PLC	1,794,900	27,771,804
UBM PLC	2,657,880	19,883,052
Unilever PLC	751,500	33,039,498
Vodafone Group PLC	8,561,720	27,520,356

		355,738,402

United States - 1.2%
Flextronics International, Ltd. (B)	2,673,538	28,018,678

Total Common Stocks (Cost $2,415,332,334)		2,218,422,242

PREFERRED STOCKS - 1.1%
Germany - 0.3%
Porsche Automobil Holding SE
5.15% (E)	176,840	8,020,084

Korea, Republic of - 0.8%
Hyundai Motor Co.
1.03% (E)	214,130	17,445,161

Total Preferred Stocks (Cost $35,744,682)		25,465,245

SECURITIES LENDING COLLATERAL - 1.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.45% (E)	25,542,079	25,542,079

Total Securities Lending Collateral (Cost $25,542,079)		25,542,079

Principal	Value
REPURCHASE AGREEMENT - 4.4%

State Street Bank & Trust Co. 0.03% (E), dated 01/29/2016, to be repurchased at $103,599,454 on 02/01/2016. Collateralized by a U.S. Government Obligation and U.S. Government Agency Obligations, 0.88% - 2.88%, due 11/27/2017 - 03/31/2018, and with a total value of $105,672,073.

$ 103,599,195	$ 103,599,195

Total Repurchase Agreement (Cost $103,599,195)	103,599,195

Total Investments (Cost $2,580,218,290) (F)	2,373,028,761
Net Other Assets (Liabilities) - (1.9)%	(43,858,249)

Net Assets - 100.0%	$ 2,329,170,512

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2016 Form N-Q

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	8.4%	$199,877,829
Diversified Financial Services	6.3	148,965,939
Insurance	5.7	135,548,445
Banks	5.3	125,562,832
Capital Markets	5.0	118,514,938
Industrial Conglomerates	4.9	115,377,537
Multi-Utilities	4.4	104,470,855
Chemicals	4.2	100,578,645
Beverages	3.6	85,396,936
Media	3.4	79,964,566
Wireless Telecommunication Services	3.2	75,530,969
Technology Hardware, Storage & Peripherals	2.9	69,147,597
Auto Components	2.8	65,530,009
Electronic Equipment, Instruments & Components	2.4	57,024,412
Machinery	2.3	54,932,735
Trading Companies & Distributors	1.9	45,854,688
Oil, Gas & Consumable Fuels	1.9	44,438,019
Food & Staples Retailing	1.7	40,353,026
Airlines	1.7	39,551,737
Communications Equipment	1.4	34,418,712
Hotels, Restaurants & Leisure	1.4	34,063,865
Personal Products	1.4	33,039,498
Food Products	1.3	31,123,773
Household Durables	1.2	29,088,951
Transportation Infrastructure	1.2	28,069,825
Tobacco	1.2	27,901,220
Software	1.2	27,610,829
Automobiles	1.1	25,465,245
Specialty Retail	1.0	22,981,544
Containers & Packaging	1.0	22,673,015
Water Utilities	0.9	22,521,080
Road & Rail	0.9	22,200,435
Distributors	0.9	20,392,854
Metals & Mining	0.8	18,933,476
Electrical Equipment	0.8	18,530,959
Diversified Telecommunication Services	0.8	18,438,194
Independent Power and Renewable Electricity Producers	0.7	17,854,672
Construction & Engineering	0.7	17,691,508
Real Estate Management & Development	0.7	15,521,721
Air Freight & Logistics	0.6	14,785,992
Household Products	0.6	13,499,353
Health Care Providers & Services	0.5	12,696,901
Electric Utilities	0.3	7,762,151

Investments, at Value	94.6	2,243,887,487
Short-Term Investments	5.4	129,141,274

Total Investments	100.0%	$2,373,028,761

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at January 31, 2016
ASSETS
Investments
Common Stocks	$129,964,582	$2,088,457,660	$—	$2,218,422,242
Preferred Stocks	—	25,465,245	—	25,465,245
Securities Lending Collateral	25,542,079	—	—	25,542,079
Repurchase Agreement	—	103,599,195	—	103,599,195

Total Investments	$155,506,661	$2,217,522,100	$—	$2,373,028,761

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2016 Form N-Q

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $23,602,264. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $8,613,004, representing 0.4% of the Fund’s net assets.
(D)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the total aggregate value of 144A securities is $28,069,825, representing 1.2% of the Fund’s net assets.

(E)	Rate disclosed reflects the yield at January 31, 2016.
(F)

Aggregate cost for federal income tax purposes is $2,580,218,290. Aggregate gross unrealized appreciation and depreciation for all securities is $77,688,555 and $284,878,084, respectively. Net unrealized depreciation for tax purposes is $207,189,529.

(G)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(H)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2016 Form N-Q

Transamerica International Equity Opportunities

SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Australia - 0.4%
Orica, Ltd. (A)	301,440	$ 3,071,943

Belgium - 0.8%
KBC Groep NV	106,912	6,126,782

Brazil - 0.5%
Ambev SA, ADR	750,962	3,506,992

Canada - 4.5%
Canadian National Railway Co. (A)	234,190	12,526,823
Element Financial Corp.	403,274	4,251,807
Loblaw Cos., Ltd. (A)	91,113	4,278,910
Suncor Energy, Inc.	321,356	7,611,244
Valeant Pharmaceuticals International, Inc. (B)	44,626	4,026,158

		32,694,942

China - 0.5%
Alibaba Group Holding, Ltd., ADR (B)	48,885	3,276,762

Denmark - 0.6%
Carlsberg A/S, Class B	52,436	4,420,750

France - 14.2%
Air Liquide SA, Class A	140,672	14,546,812
Bureau Veritas SA	198,637	3,784,147
Danone SA	264,261	18,201,070
Dassault Systemes	68,321	5,280,770
Engie SA	582,995	9,302,017
Hermes International	3,952	1,344,523
L’Oreal SA	20,269	3,464,473
Legrand SA	74,205	4,087,252
LVMH Moet Hennessy Louis Vuitton SE	78,431	12,615,349
Pernod Ricard SA	153,110	17,918,998
Schneider Electric SE	240,082	12,809,755

		103,355,166

Germany - 11.1%
Bayer AG	222,687	25,062,580
Beiersdorf AG	164,915	15,220,653
Linde AG	64,852	8,824,744
Merck KGaA	82,335	7,169,117
MTU Aero Engines AG	35,924	3,298,228
ProSiebenSat.1 Media SE	92,417	4,617,511
SAP SE	201,065	16,021,851

		80,214,684

Hong Kong - 3.5%
AIA Group, Ltd.	2,920,600	16,255,908
Global Brands Group Holding, Ltd. (B)	20,522,000	3,124,545
Li & Fung, Ltd. (A)	10,745,000	6,181,010

		25,561,463

Israel - 0.8%
Check Point Software Technologies, Ltd., Class A (A) (B)	71,127	5,605,519

Italy - 0.1%
Eni SpA, Class B	26,259	377,768

Japan - 13.5%
Daikin Industries, Ltd.	13,600	918,903

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Denso Corp.	357,500	$ 15,418,257
FANUC Corp.	48,900	6,547,202
Honda Motor Co., Ltd. (A)	360,000	9,758,515
Hoya Corp.	503,600	19,440,103
Inpex Corp.	618,800	5,509,437
Japan Tobacco, Inc.	311,100	12,183,833
Kubota Corp.	77,000	1,138,059
Kyocera Corp.	246,400	10,274,724
Shin-Etsu Chemical Co., Ltd.	70,800	3,616,201
Terumo Corp.	417,900	13,287,376

		98,092,610

Netherlands - 5.6%
Akzo Nobel NV	199,437	12,793,274
Heineken NV	52,765	4,581,701
ING Groep NV, CVA	1,015,317	11,566,785
Randstad Holding NV	213,584	11,635,791

		40,577,551

Singapore - 1.9%
DBS Group Holdings, Ltd.	1,062,100	10,558,693
Singapore Telecommunications, Ltd.	1,303,550	3,232,347

		13,791,040

Spain - 1.2%
Amadeus IT Holding SA, Class A	204,450	8,349,481

Sweden - 1.3%
Hennes & Mauritz AB, Class B	278,512	9,120,491

Switzerland - 13.4%
Julius Baer Group, Ltd. (B)	172,662	7,328,951
Keuhne & Nagel International AG	24,660	3,263,750
Nestle SA	375,729	27,680,843
Novartis AG	181,357	14,050,345
Roche Holding AG	93,482	24,214,096
Sonova Holding AG	30,244	3,632,815
UBS Group AG	1,051,191	17,371,098

		97,541,898

Taiwan - 2.9%
Hon Hai Precision Industry Co., Ltd.	1,436,446	3,379,389
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	800,731	17,896,338

		21,275,727

United Kingdom - 19.7%
Barclays PLC	2,351,854	6,293,258
BG Group PLC	192,974	2,920,237
Compass Group PLC	1,500,464	25,822,781
Delphi Automotive PLC, Class A	63,412	4,117,975
Diageo PLC	468,594	12,615,256
HSBC Holdings PLC	1,507,010	10,628,214
Prudential PLC	366,709	7,204,429
Reckitt Benckiser Group PLC, Class A	195,774	17,412,341
Rio Tinto PLC	192,854	4,729,119
Rolls-Royce Holdings PLC (B)	711,561	5,660,141
Sky PLC	876,140	13,556,181
Smiths Group PLC	484,722	6,557,887
Standard Chartered PLC	322,721	2,177,073
WPP PLC, Class A	1,076,302	23,406,868

		143,101,760

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2016 Form N-Q

Transamerica International Equity Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States - 2.3%
Yum! Brands, Inc.	227,966	$ 16,497,899

Total Common Stocks (Cost $828,553,337)		716,561,228

SECURITIES LENDING COLLATERAL - 4.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.45% (C)	31,364,131	31,364,131

Total Securities Lending Collateral (Cost $31,364,131)		31,364,131

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
State Street Bank & Trust Co. 0.03% (C), dated 01/29/2016, to be repurchased at $4,625,454 on 02/01/2016. Collateralized by a U.S. Government Agency Obligation, 4.88%, due 06/13/2018, and with a value of $4,719,450.	$ 4,625,443	4,625,443

Total Repurchase Agreement (Cost $4,625,443)		4,625,443

Total Investments (Cost $864,542,911) (D)		752,550,802
Net Other Assets (Liabilities) - (3.7)%		(27,164,766)

Net Assets - 100.0%		$ 725,386,036

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2016 Form N-Q

Transamerica International Equity Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	9.9%	$74,522,296
Banks	6.3	47,350,805
Food Products	6.1	45,881,913
Beverages	5.7	43,043,697
Chemicals	5.7	42,852,974
Hotels, Restaurants & Leisure	5.6	42,320,680
Media	5.5	41,580,560
Health Care Equipment & Supplies	4.8	36,360,294
Software	3.6	26,908,140
Capital Markets	3.3	24,700,049
Insurance	3.1	23,460,337
Textiles, Apparel & Luxury Goods	3.1	23,265,427
Auto Components	2.6	19,536,232
Personal Products	2.5	18,685,126
Semiconductors & Semiconductor Equipment	2.4	17,896,338
Household Products	2.3	17,412,341
Electrical Equipment	2.3	16,897,007
Oil, Gas & Consumable Fuels	2.2	16,418,686
Professional Services	2.1	15,419,938
Electronic Equipment, Instruments & Components	1.8	13,654,113
Road & Rail	1.7	12,526,823
Tobacco	1.6	12,183,833
Automobiles	1.3	9,758,515
Multi-Utilities	1.2	9,302,017
Specialty Retail	1.2	9,120,491
Aerospace & Defense	1.2	8,958,369
IT Services	1.1	8,349,481
Machinery	1.0	7,685,261
Industrial Conglomerates	0.9	6,557,887
Metals & Mining	0.6	4,729,119
Food & Staples Retailing	0.6	4,278,910
Diversified Financial Services	0.6	4,251,807
Internet Software & Services	0.4	3,276,762
Marine	0.4	3,263,750
Diversified Telecommunication Services	0.4	3,232,347
Building Products	0.1	918,903

Investments, at Value	95.2	716,561,228
Short-Term Investments	4.8	35,989,574

Total Investments	100.0%	$752,550,802

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at January 31, 2016
ASSETS
Investments
Common Stocks	$83,596,427	$632,964,801	$—	$716,561,228
Securities Lending Collateral	31,364,131	—	—	31,364,131
Repurchase Agreement	—	4,625,443	—	4,625,443

Total Investments	$114,960,558	$637,590,244	$—	$752,550,802

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2016 Form N-Q

Transamerica International Equity Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $30,270,988. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at January 31, 2016.
(D)

Aggregate cost for federal income tax purposes is $864,542,911. Aggregate gross unrealized appreciation and depreciation for all securities is $8,559,549 and $120,551,658, respectively. Net unrealized depreciation for tax purposes is $111,992,109.

(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2016 Form N-Q

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 96.3%
Australia - 3.0%
Amcor, Ltd.	228,211	$ 2,176,212
Ansell, Ltd.	110,825	1,592,748
Asaleo Care, Ltd. (A)	2,969,910	3,301,926
Computershare, Ltd.	396,230	2,958,197
Iluka Resources, Ltd.	838,494	3,289,792
Link Administration Holdings, Ltd. (B)	109,111	605,121
Mirvac Group, REIT	2,706,419	3,695,389

		17,619,385

Austria - 0.2%
Andritz AG	25,000	1,162,459

China - 1.7%
ANTA Sports Products, Ltd.	462,000	1,118,035
Baoxin Auto Group, Ltd. (A)	2,383,500	1,364,198
Best Pacific International Holdings, Ltd.	3,798,000	1,718,188
CSPC Pharmaceutical Group, Ltd.	2,328,000	1,962,810
Haitian International Holdings, Ltd., Series B	1,317,000	1,586,430
New Oriental Education & Technology Group, Inc., ADR (A)	70,189	2,204,636

		9,954,297

Denmark - 2.1%
Ambu A/S, B Shares (A)	86,000	2,668,857
FLSmidth & Co. A/S (A)	50,000	1,753,593
Matas A/S (A)	400,000	7,559,037
OW Bunker A/S (A) (B) (C) (D) (E)	450,000	0	(F)

		11,981,487

Finland - 0.2%
Vaisala OYJ, Class A	50,000	1,291,294

France - 7.7%
Albioma SA	65,000	914,519
Elis SA (A)	400,000	6,985,121
Lectra (E)	400,000	5,120,423
Marie Brizard Wine & Spirits SA (A) (B)	290,000	6,157,479
Naturex (A) (B)	45,000	3,508,918
Rubis SCA (A)	95,000	7,107,590
SPIE SA (B)	400,000	7,074,795
Ubisoft Entertainment (B)	300,000	8,240,326

		45,109,171

Germany - 2.9%
Duerr AG (A)	45,000	3,047,152
RIB Software AG (A)	500,000	5,320,051
Takkt AG	12,754	236,813
Wacker Chemie AG (A)	30,000	2,195,881
XING AG	32,000	6,129,094

		16,928,991

Hong Kong - 2.8%
Convenience Retail Asia, Ltd.	648,000	217,554
Dah Chong Hong Holdings, Ltd. (A)	3,851,000	1,464,654
Dah Sing Banking Group, Ltd.	802,444	1,267,689
HKBN, Ltd.	2,067,000	2,648,433
Hysan Development Co., Ltd.	405,000	1,577,094
Johnson Electric Holdings, Ltd.	702,500	2,082,676
Sitoy Group Holdings, Ltd.	1,760,000	594,387

	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Techtronic Industries Co., Ltd.	1,238,000	$ 4,729,281
Yue Yuen Industrial Holdings, Ltd.	483,000	1,665,016

		16,246,784

Indonesia - 0.4%
Ciputra Property Tbk PT	20,568,857	537,771
Matahari Department Store Tbk PT	1,691,000	1,985,213

		2,522,984

Ireland - 6.6%
Dalata Hotel Group PLC (B)	1,150,000	6,121,288
DCC PLC	50,000	3,860,148
FBD Holdings PLC (A) (E)	350,000	2,448,742
Glanbia PLC	200,000	3,797,076
Grafton Group PLC	265,000	2,663,539
IFG Group PLC	550,000	1,191,631
Irish Continental Group PLC	500,000	2,838,247
Irish Residential Properties REIT PLC	3,375,000	4,040,033
Origin Enterprises PLC	775,000	5,672,892
Smurfit Kappa Group PLC, Class B	275,000	5,966,583

		38,600,179

Italy - 8.4%
Anima Holding SpA (G)	725,000	5,330,977
Banca Popolare dell’Emilia Romagna SC (A)	625,000	3,747,313
Bance Sistema SpA (B) (G)	936,434	3,447,065
Cerved Information Solutions SpA (B)	900,000	7,438,238
Credito Emiliano SpA	750,000	5,019,363
FinecoBank Banca Fineco SpA	600,000	4,663,136
Industria Macchine Automatiche SpA (A)	60,000	2,933,264
Maire Tecnimont SpA (A) (B)	2,750,000	6,598,269
OVS SpA (B) (G)	250,000	1,525,734
RCS MediaGroup SpA (A) (B)	4,750,000	2,938,578
Yoox Net-A-Porter Group SpA (B)	155,000	5,333,124

		48,975,061

Japan - 20.4%
Ai Holdings Corp. (A)	136,700	3,339,231
AICA Kogyo Co., Ltd.	178,900	3,411,800
Arcs Co., Ltd. (A)	192,300	3,896,278
Asahi Diamond Industrial Co., Ltd.	176,100	1,745,462
Daibiru Corp.	502,700	4,041,638
Digital Garage, Inc.	290,700	4,883,383
Eagle Industry Co., Ltd.	121,800	2,063,112
Fukushima Industries Corp.	129,200	2,806,160
Glory, Ltd. (A)	96,000	3,069,954
Hitachi Transport System, Ltd.	209,400	3,412,034
JSP Corp.	209,500	4,062,251
Kakaku.com, Inc. (A)	198,900	3,858,867
Kissei Pharmaceutical Co., Ltd.	124,400	2,842,979
Koito Manufacturing Co., Ltd. (A)	76,800	3,558,405
Kumiai Chemical Industry Co., Ltd. (A)	370,600	4,071,297
Kureha Corp. (A)	712,000	2,515,472
Kuroda Electric Co., Ltd.	182,900	2,955,317
Lintec Corp.	137,400	2,786,681
Mitsui Sugar Co., Ltd.	502,000	2,296,509
Musashi Seimitsu Industry Co., Ltd. (A)	169,300	3,409,363
Nabtesco Corp. (A)	78,600	1,359,944
NEC Networks & System Integration Corp.	175,100	2,897,528
Nihon Parkerizing Co., Ltd.	378,000	3,586,137
Nippon Densetsu Kogyo Co., Ltd.	285,300	5,545,657
Nippon Shinyaku Co., Ltd. (A)	84,000	2,926,274
Nitta Corp.	191,900	4,886,925
Obara Group, Inc. (A)	30,200	1,044,095
OBIC Business Consultants Co., Ltd.	72,600	2,892,390
Shinmaywa Industries, Ltd.	300,000	2,423,228

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2016 Form N-Q

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Sumitomo Real Estate Sales Co., Ltd.	92,800	$ 1,956,502
Takasago International Corp.	95,000	2,106,578
Tokai Tokyo Financial Holdings, Inc. (A)	806,800	4,529,843
TPR Co., Ltd. (A)	119,600	3,184,989
Trusco Nakayama Corp.	149,700	5,332,266
Tsuruha Holdings, Inc., Class B	49,400	4,099,447
Unipres Corp. (A)	188,800	3,980,213
Yushin Precision Equipment Co., Ltd.	76,400	1,224,406

		119,002,615

Korea, Republic of - 1.7%
Hanon Systems (A) (B) (C)	67,630	2,961,528
Medy-Tox, Inc.	8,737	3,794,363
S-1 Corp.	37,174	3,162,689

		9,918,580

Luxembourg - 2.1%
BRAAS Monier Building Group SA (E)	250,000	6,093,565
Eurofins Scientific SE (A)	1,500	492,096
L’Occitane International SA	1,957,250	3,423,892
Stabilus SA (B)	55,000	2,374,324

		12,383,877

Malaysia - 0.4%
Bursa Malaysia Bhd	1,291,700	2,602,628

Netherlands - 1.3%
Beter Bed Holding NV	175,000	4,082,128
Refresco Gerber NV (B) (G)	200,000	3,350,648

		7,432,776

New Zealand - 0.4%
Fletcher Building, Ltd.	539,371	2,418,015

Norway - 2.1%
Borregaard ASA	700,000	3,552,604
Storebrand ASA, Class A (B)	2,000,000	8,146,517
Tomra Systems ASA	35,000	339,791

		12,038,912

Singapore - 1.0%
First Resources, Ltd. (A)	1,691,400	2,083,438
Silverlake Axis, Ltd. (A)	3,768,900	1,473,937
UOL Group, Ltd. (A)	586,800	2,324,723

		5,882,098

South Africa - 0.1%
Investec PLC	117,368	746,707

Spain - 0.4%
Naturhouse Health SAU (E)	550,000	2,155,625

Sweden - 2.0%
Bufab Holding AB	700,000	4,496,731
Coor Service Management Holding AB (B) (G)	750,000	3,023,084
Modern Times Group MTG AB, Class B (A)	110,000	2,917,507
Opus Group AB (A)	1,500,000	1,002,216

		11,439,538

Switzerland - 7.0%
Ascom Holding AG	324,338	5,177,280
Comet Holding AG (A) (B)	7,000	4,291,502
Helvetia Holding AG	13,000	6,774,601
Interroll Holding AG (B) (E)	10,000	7,702,445
Komax Holding AG (A)	30,000	6,368,418

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Logitech International SA (A)	150,000	$ 2,380,076
OC Oerlikon Corp. AG (A) (B)	875,000	7,809,467

		40,503,789

Taiwan - 3.3%
Aerospace Industrial Development Corp.	2,668,000	3,075,088
Chroma ATE, Inc.	1,961,000	3,893,535
CTCI Corp.	1,704,000	1,888,748
Gourmet Master Co., Ltd.	457,000	3,052,662
Merida Industry Co., Ltd.	774,220	3,424,284
ScinoPharm Taiwan, Ltd.	1,553,902	2,350,434
Toung Loong Textile Manufacturing	581,000	1,631,297

		19,316,048

Thailand - 1.0%
Bumrungrad Hospital PCL	532,100	3,276,065
LPN Development PCL	5,970,500	2,456,205

		5,732,270

United Kingdom - 16.6%
A.G.Barr PLC	145,000	1,090,750
Anglo Pacific Group PLC	748,026	604,877
Berendsen PLC	175,000	2,728,819
Computacenter PLC	200,000	2,356,783
Crest Nicholson Holdings PLC	413,089	3,378,057
Dechra Pharmaceuticals PLC	300,000	4,285,179
Diploma PLC	225,000	2,155,313
Elementis PLC (A)	483,255	1,482,534
Grainger PLC	900,000	2,972,740
Halma PLC	200,000	2,393,242
HomeServe PLC (A)	645,357	3,730,690
IG Group Holdings PLC	396,000	4,154,341
Just Retirement Group PLC	1,160,159	2,451,345
Keller Group PLC	186,145	2,173,624
Kennedy Wilson Europe Real Estate PLC (A)	250,000	3,987,238
Laird PLC	260,129	1,322,861
London Stock Exchange Group PLC	83,620	2,960,932
Londonmetric Property PLC, REIT	1,433,000	3,314,905
Lookers PLC	863,326	1,947,965
Micro Focus International PLC	199,627	3,954,041
Mitie Group PLC (A)	700,000	2,828,001
Northgate PLC	500,000	2,386,899
Pets at Home Group PLC (A)	700,000	2,572,609
Photo-Me International PLC	1,400,000	3,082,057
Redrow PLC	550,000	3,495,468
Ricardo PLC	182,475	2,067,331
Safestore Holdings PLC, REIT	700,000	3,425,872
SDL PLC	367,217	2,359,845
Senior PLC	435,573	1,362,831
SSP Group PLC	1,050,000	4,287,949
SuperGroup PLC (A)	150,000	3,147,983
Telecom Plus PLC (A)	200,000	2,875,251
Victrex PLC (A)	96,191	2,135,391
WS Atkins PLC	100,000	2,065,333
Zeal Network SE (A) (E)	140,414	5,118,520

		96,657,576

United States - 0.5%
Samsonite International SA	1,022,100	2,642,744

Total Common Stocks (Cost $537,545,972)		561,265,890

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2016 Form N-Q

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 11.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.45% (H)	66,885,957	$ 66,885,957

Total Securities Lending Collateral (Cost $66,885,957)		66,885,957

	Principal	Value
REPURCHASE AGREEMENT - 2.3%
State Street Bank & Trust Co. 0.03% (H), dated 01/29/2016, to be repurchased at $13,369,381 on 02/01/2016. Collateralized by a U.S. Government Agency Obligation, 1.23%, due 08/15/2018, and with a value of $13,638,664.	$ 13,369,348	13,369,348

Total Repurchase Agreement (Cost $13,369,348)		13,369,348

Total Investments (Cost $617,801,277) (I)		641,521,195
Net Other Assets (Liabilities) - (10.0)%		(58,579,209)

Net Assets - 100.0%		$ 582,941,986

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2016 Form N-Q

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Machinery	8.0%	$ 51,544,133
Software	4.6	29,361,013
Chemicals	4.4	28,494,826
Specialty Retail	4.1	26,253,437
Construction & Engineering	3.9	25,034,686
Commercial Services & Supplies	3.6	22,798,195
Real Estate Management & Development	3.1	19,853,911
Insurance	3.1	19,821,205
Auto Components	3.0	19,157,610
Hotels, Restaurants & Leisure	2.9	18,580,419
Diversified Financial Services	2.9	18,347,770
Banks	2.8	18,144,566
Trading Companies & Distributors	2.7	17,603,166
Electronic Equipment, Instruments & Components	2.7	17,533,881
Food Products	2.7	17,358,833
Real Estate Investment Trusts	2.3	14,476,199
Pharmaceuticals	2.2	14,367,676
IT Services	2.1	13,701,012
Household Durables	1.8	11,602,806
Textiles, Apparel & Luxury Goods	1.7	10,895,401
Capital Markets	1.7	10,607,527
Beverages	1.7	10,598,877
Internet Software & Services	1.6	9,987,961
Construction Materials	1.3	8,511,580
Food & Staples Retailing	1.3	8,213,279
Containers & Packaging	1.3	8,142,795
Gas Utilities	1.1	7,107,590
Leisure Products	1.0	6,506,341
Media	0.9	5,856,085
Road & Rail	0.9	5,798,933
Internet & Catalog Retail	0.9	5,569,937
Communications Equipment	0.8	5,177,280
Aerospace & Defense	0.7	4,437,919
Health Care Equipment & Supplies	0.7	4,261,605
Professional Services	0.7	4,132,664
Industrial Conglomerates	0.6	3,860,148
Biotechnology	0.6	3,794,363
Building Products	0.5	3,411,800
Personal Products	0.5	3,301,926
Metals & Mining	0.5	3,289,792
Health Care Providers & Services	0.5	3,276,065
Multi-Utilities	0.5	2,875,251
Marine	0.4	2,838,247
Diversified Telecommunication Services	0.4	2,648,433
Technology Hardware, Storage & Peripherals	0.4	2,380,076
Diversified Consumer Services	0.3	2,204,636
Electrical Equipment	0.3	2,082,676
Multiline Retail	0.3	1,985,213
Distributors	0.2	1,464,654
Independent Power and Renewable Electricity Producers	0.1	914,519
Oil, Gas & Consumable Fuels	0.1	604,877
Life Sciences Tools & Services	0.1	492,096

Investments, at Value	87.5	561,265,890
Short-Term Investments	12.5	80,255,305

Total Investments	100.0%	$ 641,521,195

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2016 Form N-Q

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (K)		Value at January 31, 2016
ASSETS
Investments
Common Stocks	$2,204,636	$559,061,254	$0	(F)	$561,265,890
Securities Lending Collateral	66,885,957	—	—		66,885,957
Repurchase Agreement	—	13,369,348	—		13,369,348

Total Investments	$69,090,593	$572,430,602	$0	(F)	$641,521,195

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $63,449,214. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $2,961,528, representing 0.5% of the Fund’s net assets.
(D)	Security is Level 3 of the fair value hierarchy.
(E)	Illiquid security. Total aggregate value of illiquid securities is $28,639,320, representing 4.9% of the Fund’s net assets.
(F)	Rounds to less than $1.
(G)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the total aggregate value of 144A securities is $16,677,508, representing 2.9% of the Fund’s net assets.

(H)	Rate disclosed reflects the yield at January 31, 2016.
(I)

Aggregate cost for federal income tax purposes is $617,801,277. Aggregate gross unrealized appreciation and depreciation for all securities is $84,469,899 and $60,749,981, respectively. Net unrealized appreciation for tax purposes is $23,719,918.

(J)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(K)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2016 Form N-Q

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 95.9%
Australia - 3.4%
APA Group	1,365,500	$ 8,324,238
Bentham IMF, Ltd. (A)	2,847,849	2,317,953
FlexiGroup, Ltd. (A)	3,329,826	6,705,982
Pact Group Holdings, Ltd.	2,069,858	7,366,921
Senex Energy, Ltd. (A) (B)	12,990,200	1,410,543
STW Communications Group, Ltd. (A)	8,406,011	4,540,845

		30,666,482

Belgium - 2.4%
Barco NV	156,570	9,832,516
D’ieteren SA	371,051	12,144,866

		21,977,382

Canada - 0.1%
Newalta Corp.	503,800	1,014,145

Denmark - 1.1%
Schouw & Co.	163,300	9,647,809

Finland - 3.3%
Kesko OYJ, Class B	279,100	11,197,571
Nokian Renkaat OYJ	139,500	4,743,029
Ramirent OYJ	1,123,735	7,511,681
Tieto OYJ	262,100	7,056,486

		30,508,767

France - 2.0%
Rothschild & Co.	453,600	10,487,553
Sopra Steria Group	74,000	8,021,522

		18,509,075

Germany - 3.8%
Bertrandt AG (A)	45,009	4,982,026
Gerresheimer AG	123,800	8,795,957
Patrizia Immobilien AG	14,161	362,055
Rhoen-Klinikum AG	345,756	10,041,011
SAF-Holland SA (A)	826,400	9,568,752
Stroeer SE	15,480	910,989

		34,660,790

Hong Kong - 4.6%
AMVIG Holdings, Ltd.	4,638,000	1,790,813
First Pacific Co., Ltd.	17,578,150	12,188,761
Kerry Logistics Network, Ltd.	6,575,300	9,101,315
Midland Holdings, Ltd. (B)	9,276,000	3,091,773
Newocean Energy Holdings, Ltd.	10,279,120	3,470,222
Pacific Textiles Holdings, Ltd.	6,268,300	9,187,755
Shun Tak Holdings, Ltd.	9,006,000	3,021,538

		41,852,177

Ireland - 1.3%
Smurfit Kappa Group PLC, Class B	522,411	11,334,576

Italy - 4.4%
ASTM SpA	731,300	7,970,987
Danieli & C Officine Meccaniche SpA, Class B	529,590	7,630,656
Davide Campari (B) (C)	1,158,000	10,158,323

	Shares	Value
COMMON STOCKS (continued)
Italy (continued)
Davide Campari-Milano SpA	169,900	$ 1,490,413
Prysmian SpA	638,700	13,141,328

		40,391,707

Japan - 31.8%
Aida Engineering, Ltd. (A)	1,107,600	10,092,761
Air Water, Inc.	637,500	10,136,237
Avex Group Holdings, Inc. (A)	286,700	3,229,722
Chugoku Marine Paints, Ltd.	1,352,700	9,420,990
Coca-Cola East Japan Co., Ltd. (A)	590,700	9,532,196
Daiichikosho Co., Ltd.	244,700	9,864,159
Denka Co., Ltd.	4,925,700	21,829,940
Dynam Japan Holdings Co., Ltd.	6,021,300	6,914,530
Electric Power Development Co., Ltd.	293,300	9,895,645
Hakuhodo DY Holdings, Inc.	975,800	10,398,871
Hikari Tsushin, Inc.	309,800	20,450,333
HIS Co., Ltd.	206,900	6,141,198
Hoshizaki Electric Co., Ltd.	129,400	9,049,092
Kaken Pharmaceutical Co., Ltd.	166,100	10,971,307
Kintetsu World Express, Inc.	795,600	13,025,090
Kumiai Chemical Industry Co., Ltd. (A)	1,205,800	13,246,547
Miraca Holdings, Inc.	202,300	8,348,791
Nakanishi, Inc.	277,000	10,822,100
Rohto Pharmaceutical Co., Ltd. (A)	843,400	15,745,407
Ryohin Keikaku Co., Ltd. (A)	40,900	8,674,911
Sanwa Holdings Corp.	2,260,800	16,027,938
SKY Perfect JSAT Holdings, Inc.	2,883,600	16,362,190
Sogo Medical Co., Ltd.	284,300	10,298,464
Toho Holdings Co., Ltd. (A)	192,900	4,478,470
Token Corp.	114,200	8,588,355
Wakita & Co., Ltd.	374,600	2,803,543
Welcia Holdings Co., Ltd.	267,000	14,416,088

		290,764,875

Korea, Republic of - 2.4%
Eugene Technology Co., Ltd.	484,759	5,697,273
Interpark Holdings Corp. (B)	910,100	8,249,996
Value Added Technologies Co., Ltd. (B)	196,100	7,925,140

		21,872,409

Mexico - 0.6%
Credito Real SAB de CV SOFOM ENR	2,393,278	5,040,494

Netherlands - 3.2%
BinckBank NV	1,182,144	9,427,038
Boskalis Westminster	291,300	11,475,254
Delta Lloyd NV (A)	1,460,100	8,637,562

		29,539,854

New Zealand - 1.1%
Air New Zealand, Ltd.	5,173,202	9,924,530

Norway - 0.5%
ABG Sundal Collier Holding ASA	7,118,360	4,929,360

Philippines - 0.4%
Alliance Global Group, Inc.	11,354,100	3,532,786

Portugal - 0.9%
CTT-Correios de Portugal SA	949,400	8,247,079

Singapore - 1.4%
ARA Asset Management, Ltd. (A)	8,666,040	6,321,026
CWT, Ltd. (A)	5,106,600	6,600,143

		12,921,169

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2016 Form N-Q

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Spain - 1.4%
Cia de Distribucion Integral Logista Holdings SA	612,400	$ 12,766,583

Sweden - 2.7%
Cloetta AB, Class B (B)	4,845,300	15,578,139
Dios Fastigheter AB	1,330,254	8,745,920

		24,324,059

Switzerland - 3.0%
GAM Holding AG (B)	1,217,190	17,004,831
Gategroup Holding AG, Class A (B)	145,100	5,363,813
Swissquote Group Holding SA (A)	205,676	5,284,580

		27,653,224

United Kingdom - 20.1%
Berendsen PLC	445,151	6,941,353
BGEO Group PLC	126,900	3,212,920
Cineworld Group PLC	580,369	4,188,016
IG Group Holdings PLC	1,433,000	15,033,258
Inchcape PLC	1,338,900	13,766,950
Inmarsat PLC	698,900	11,003,811
Intermediate Capital Group PLC	1,402,327	11,690,011
International Personal Finance PLC	1,935,900	6,674,704
Ithaca Energy, Inc. (B)	5,251,200	1,593,090
Lancashire Holdings, Ltd. (A)	1,368,600	12,234,167
Northgate PLC	2,098,806	10,019,274
Pendragon PLC (A)	15,279,900	8,620,031
Rentokil Initial PLC	5,540,700	12,405,334
Rexam PLC	2,271,548	19,476,623
Savills PLC	1,163,800	12,557,407
Stock Spirits Group PLC	3,531,491	6,723,804
Thomas Cook Group PLC (B)	4,282,300	6,550,759
UBM PLC	2,812,160	21,037,189

		183,728,701

Total Common Stocks (Cost $952,037,240)		875,808,033

PREFERRED STOCK - 1.2%
Germany - 1.2%
Sartorius AG
0.52% (D)	42,050	10,815,864

Total Preferred Stock (Cost $4,617,411)		10,815,864

SECURITIES LENDING COLLATERAL - 3.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.45% (D)	30,739,524	30,739,524

Total Securities Lending Collateral (Cost $30,739,524)		30,739,524

	Principal	Value
REPURCHASE AGREEMENT - 0.4%

State Street Bank & Trust Co. 0.03% (D), dated 01/29/2016, to be repurchased at $3,836,105 on 02/01/2016. Collateralized by a U.S. Government Agency Obligation, 1.25%, due 05/25/2018, and with a value of $3,916,725.

	$ 3,836,096	$ 3,836,096

Total Repurchase Agreement (Cost $3,836,096)		3,836,096

Total Investments (Cost $991,230,271) (E)		921,199,517
Net Other Assets (Liabilities) - (0.9)%		(7,874,111)

Net Assets - 100.0%		$ 913,325,406

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2016 Form N-Q

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Media	7.7%	$70,531,981
Capital Markets	7.1	65,144,399
Chemicals	5.9	54,633,714
Air Freight & Logistics	5.4	49,740,210
Containers & Packaging	4.3	39,968,933
Food & Staples Retailing	3.9	35,912,123
Health Care Equipment & Supplies	3.2	29,563,104
Diversified Financial Services	3.2	29,539,972
Specialty Retail	3.2	29,070,364
Beverages	3.0	27,904,736
Machinery	2.9	26,772,509
Pharmaceuticals	2.9	26,716,714
Distributors	2.8	25,911,816
Food Products	2.7	25,225,948
Real Estate Management & Development	2.7	24,757,155
Commercial Services & Supplies	2.7	24,710,500
Health Care Providers & Services	2.5	22,868,272
Insurance	2.3	20,871,729
Hotels, Restaurants & Leisure	2.1	19,606,487
Consumer Finance	2.0	18,421,180
Building Products	1.7	16,027,938
IT Services	1.6	15,078,008
Auto Components	1.6	14,311,781
Electrical Equipment	1.4	13,141,328
Construction & Engineering	1.2	11,475,254
Diversified Telecommunication Services	1.2	11,003,811
Trading Companies & Distributors	1.1	10,315,224
Road & Rail	1.1	10,019,274
Airlines	1.1	9,924,530
Independent Power and Renewable Electricity Producers	1.1	9,895,645
Electronic Equipment, Instruments & Components	1.1	9,832,516
Textiles, Apparel & Luxury Goods	1.0	9,187,755
Life Sciences Tools & Services	1.0	8,795,957
Multiline Retail	0.9	8,674,911
Household Durables	0.9	8,588,355
Gas Utilities	0.9	8,324,238
Internet & Catalog Retail	0.9	8,249,996
Transportation Infrastructure	0.9	7,970,987
Industrial Conglomerates	0.7	6,554,324
Oil, Gas & Consumable Fuels	0.7	6,473,855
Semiconductors & Semiconductor Equipment	0.6	5,697,273
Professional Services	0.5	4,982,026
Banks	0.4	3,212,920
Energy Equipment & Services	0.1	1,014,145

Investments, at Value	96.2	886,623,897
Short-Term Investments	3.8	34,575,620

Total Investments	100.0%	$921,199,517

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2016 Form N-Q

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at January 31, 2016
ASSETS
Investments
Common Stocks	$7,647,729	$868,160,304	$—	$875,808,033
Preferred Stock	—	10,815,864	—	10,815,864
Securities Lending Collateral	30,739,524	—	—	30,739,524
Repurchase Agreement	—	3,836,096	—	3,836,096

Total Investments	$38,387,253	$882,812,264	$—	$921,199,517

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $28,965,644. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $10,158,323, representing 1.1% of the Fund’s net assets.
(D)	Rate disclosed reflects the yield at January 31, 2016.
(E)

Aggregate cost for federal income tax purposes is $991,230,271. Aggregate gross unrealized appreciation and depreciation for all securities is $72,647,638 and $142,678,392, respectively. Net unrealized depreciation for tax purposes is $70,030,754.

(F)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2016 Form N-Q

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 92.7%
Auto Components - 1.3%
Johnson Controls, Inc.	479,055	$ 17,183,703
Metaldyne Performance Group, Inc. (A)	400,710	4,748,413

		21,932,116

Banks - 9.4%
Citigroup, Inc.	1,791,545	76,283,986
JPMorgan Chase & Co.	1,423,235	84,682,483

		160,966,469

Beverages - 2.5%
Cott Corp. (A)	4,251,298	43,660,830

Biotechnology - 2.9%
AbbVie, Inc., Class G	906,985	49,793,477

Capital Markets - 2.2%
Morgan Stanley	1,444,880	37,393,494

Chemicals - 5.5%
Dow Chemical Co.	2,249,210	94,466,820

Consumer Finance - 7.4%
Discover Financial Services	1,474,186	67,502,977
Synchrony Financial (B)	2,072,295	58,894,624

		126,397,601

Diversified Telecommunication Services - 2.9%
Verizon Communications, Inc.	993,200	49,630,204

Electrical Equipment - 3.7%
Eaton Corp. PLC	1,243,394	62,803,831

Electronic Equipment, Instruments & Components - 5.2%
Corning, Inc.	4,828,924	89,866,276

Food Products - 7.0%
Amplify Snack Brands, Inc. (A) (B) (C)	19,066	205,913
Nestle SA, ADR	120,306	8,871,364
Pilgrim’s Pride Corp. (C)	1,461,049	32,406,067
Pinnacle Foods, Inc.	1,819,096	78,021,027

		119,504,371

Hotels, Restaurants & Leisure - 2.2%
McDonald’s Corp.	300,868	37,241,441

Household Durables - 1.3%
Whirlpool Corp.	169,450	22,772,386

Household Products - 1.2%
Procter & Gamble Co.	244,557	19,977,861

Industrial Conglomerates - 1.0%
General Electric Co.	595,085	17,316,974

Insurance - 4.2%
Chubb, Ltd.	632,250	71,488,507

Life Sciences Tools & Services - 3.0%
Bio-Rad Laboratories, Inc., Class A (B)	242,482	30,943,128
VWR Corp. (B)	810,174	19,816,856

		50,759,984

	Shares	Value
COMMON STOCKS (continued)
Machinery - 1.0%
Milacron Holdings Corp. (A) (B) (C)	1,366,843	$ 17,427,248

Multi-Utilities - 0.5%
Sempra Energy	89,548	8,484,673

Multiline Retail - 3.1%
Target Corp.	743,319	53,831,162

Oil, Gas & Consumable Fuels - 7.9%
Chevron Corp.	454,125	39,268,189
Hess Corp.	500,220	21,259,350
Occidental Petroleum Corp.	1,075,510	74,027,353

		134,554,892

Pharmaceuticals - 7.0%
Cempra, Inc. (A) (B)	67,280	1,159,234
Pfizer, Inc.	3,876,090	118,181,984

		119,341,218

Semiconductors & Semiconductor Equipment - 2.3%
Applied Materials, Inc., Class A	2,192,130	38,691,095

Technology Hardware, Storage & Peripherals - 7.4%
Apple, Inc.	384,163	37,394,427
EMC Corp.	3,572,364	88,487,456

		125,881,883

Trading Companies & Distributors - 0.6%
Univar, Inc. (B)	795,693	10,113,258

Total Common Stocks (Cost $1,636,183,003)		1,584,298,071

SECURITIES LENDING COLLATERAL - 2.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.45% (D)	34,666,790	34,666,790

Total Securities Lending Collateral (Cost $34,666,790)		34,666,790

	Principal	Value
REPURCHASE AGREEMENT - 5.2%
State Street Bank & Trust Co. 0.03% (D), dated 01/29/2016, to be repurchased at $89,461,617 on 02/01/2016. Collateralized by a U.S. Government Obligation and a U.S. Government Agency Obligation, 0.88%, due 11/15/2017 - 11/27/2017, and with a total value of $91,252,630.	$ 89,461,394	89,461,394

Total Repurchase Agreement (Cost $89,461,394)		89,461,394

Total Investments (Cost $1,760,311,187) (E)		1,708,426,255
Net Other Assets (Liabilities) - 0.1%		1,274,218

Net Assets - 100.0%		$ 1,709,700,473

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2016 Form N-Q

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at January 31, 2016
ASSETS
Investments
Common Stocks	$1,584,298,071	$—	$—	$1,584,298,071
Securities Lending Collateral	34,666,790	—	—	34,666,790
Repurchase Agreement	—	89,461,394	—	89,461,394

Total Investments	$1,618,964,861	$89,461,394	$—	$1,708,426,255

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Illiquid security. Total aggregate value of illiquid securities is $67,201,638, representing 3.9% of the Fund’s net assets.
(B)	Non-income producing security.
(C)

All or a portion of the security is on loan. The total value of all securities on loan is $33,773,859. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(D)	Rate disclosed reflects the yield at January 31, 2016.
(E)

Aggregate cost for federal income tax purposes is $1,760,311,187. Aggregate gross unrealized appreciation and depreciation for all securities is $57,720,510 and $109,605,442, respectively. Net unrealized depreciation for tax purposes is $51,884,932.

(F)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2016 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 90.9%
Aerospace & Defense - 4.5%
Curtiss-Wright Corp.	1,541	$ 106,329
Honeywell International, Inc. (A)	4,725	487,620
Northrop Grumman Corp.	524	96,972
United Technologies Corp.	3,699	324,365

		1,015,286

Airlines - 1.6%
Delta Air Lines, Inc.	3,394	150,320
United Continental Holdings, Inc. (B)	4,560	220,157

		370,477

Auto Components - 0.1%
Goodyear Tire & Rubber Co.	836	23,751

Banks - 2.4%
Bank of America Corp.	19,662	278,021
Citigroup, Inc.	1,241	52,842
Prosperity Bancshares, Inc.	2,044	86,665
Wells Fargo & Co.	2,592	130,196

		547,724

Beverages - 3.5%
Boston Beer Co., Inc., Class A (B)	389	69,728
Constellation Brands, Inc., Class A	405	61,754
Molson Coors Brewing Co., Class B (A)	4,949	447,786
PepsiCo, Inc.	2,182	216,673

		795,941

Biotechnology - 2.7%
Alexion Pharmaceuticals, Inc. (B)	844	123,165
Biogen, Inc. (B)	370	101,032
Celgene Corp. (B)	1,806	181,178
Gilead Sciences, Inc.	1,177	97,691
Incyte Corp. (B)	372	26,248
Vertex Pharmaceuticals, Inc. (B)	1,032	93,654

		622,968

Building Products - 0.7%
Allegion PLC	576	34,883
Lennox International, Inc.	670	80,279
Masco Corp.	1,460	38,529

		153,691

Capital Markets - 2.8%
Ameriprise Financial, Inc.	1,298	117,664
Bank of New York Mellon Corp.	984	35,640
BlackRock, Inc., Class A	483	151,788
Charles Schwab Corp.	7,321	186,905
Morgan Stanley	5,220	135,094

		627,091

Chemicals - 1.2%
Axiall Corp.	1,231	22,072
E.I. du Pont de Nemours & Co.	713	37,618
Eastman Chemical Co.	1,398	85,572
Monsanto Co.	1,075	97,395
Mosaic Co.	1,623	39,114

		281,771

	Shares	Value
COMMON STOCKS (continued)
Construction Materials - 1.0%
Martin Marietta Materials, Inc.	436	$ 54,753
Vulcan Materials Co.	1,822	160,700

		215,453

Consumer Finance - 1.6%
Ally Financial, Inc. (B)	4,267	67,632
Capital One Financial Corp.	1,414	92,787
Discover Financial Services	1,676	76,744
Synchrony Financial (B)	4,122	117,147

		354,310

Containers & Packaging - 0.8%
Crown Holdings, Inc. (B)	1,989	91,255
Sealed Air Corp., Class A	2,045	82,884
WestRock Co.	517	18,240

		192,379

Diversified Financial Services - 0.6%
Intercontinental Exchange, Inc.	187	49,331
Voya Financial, Inc.	2,570	78,590

		127,921

Electric Utilities - 4.1%
American Electric Power Co., Inc.	2,427	147,974
Edison International	3,014	186,265
NextEra Energy, Inc.	1,586	177,172
PPL Corp.	6,643	232,904
Xcel Energy, Inc.	4,760	181,927

		926,242

Electrical Equipment - 0.7%
Eaton Corp. PLC	2,950	149,005

Electronic Equipment, Instruments & Components - 0.2%
TE Connectivity, Ltd.	640	36,582

Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	966	145,982
Kroger Co.	1,785	69,276

		215,258

Food Products - 1.4%
ConAgra Foods, Inc.	2,973	123,796
Hershey Co.	84	7,401
Mondelez International, Inc., Class A	2,940	126,714
Post Holdings, Inc. (B)	905	52,943

		310,854

Gas Utilities - 0.1%
AGL Resources, Inc.	377	23,962

Health Care Providers & Services - 5.5%
Aetna, Inc. (A)	3,581	364,689
Anthem, Inc.	965	134,560
Humana, Inc., Class A (A)	3,895	634,067
McKesson Corp.	724	116,549

		1,249,865

Hotels, Restaurants & Leisure - 2.5%
Carnival Corp.	3,660	176,156
Hilton Worldwide Holdings, Inc.	2,494	44,418
Norwegian Cruise Line Holdings, Ltd. (B)	425	19,282

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2016 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Royal Caribbean Cruises, Ltd., Class A	2,301	$ 188,590
Yum! Brands, Inc.	1,889	136,707

		565,153

Household Durables - 2.1%
D.R. Horton, Inc.	8,606	236,751
Harman International Industries, Inc.	706	52,519
PulteGroup, Inc.	10,521	176,332

		465,602

Household Products - 0.4%
Kimberly-Clark Corp.	740	95,031

Insurance - 3.6%
Arthur J. Gallagher & Co.	3,462	130,310
Chubb, Ltd. (A)	4,821	545,110
Hartford Financial Services Group, Inc.	1,190	47,814
MetLife, Inc.	2,240	100,016

		823,250

Internet & Catalog Retail - 1.8%
Amazon.com, Inc. (A) (B)	679	398,573

Internet Software & Services - 4.9%
Alphabet, Inc., Class C (A)	768	570,586
Facebook, Inc., Class A (A) (B)	4,873	546,799

		1,117,385

IT Services - 3.7%
Accenture PLC, Class A	3,438	362,847
Cognizant Technology Solutions Corp., Class A (B)	2,913	184,422
Fidelity National Information Services, Inc.	3,450	206,068
Global Payments, Inc.	957	56,415
Vantiv, Inc., Class A (B)	782	36,793

		846,545

Life Sciences Tools & Services - 0.3%
Illumina, Inc. (B)	451	71,235

Machinery - 0.3%
Ingersoll-Rand PLC	695	35,772
Stanley Black & Decker, Inc.	377	35,566

		71,338

Media - 5.1%
CBS Corp., Class B	3,000	142,500
Charter Communications, Inc., Class A (B)	353	60,490
Comcast Corp., Class A	877	48,858
DISH Network Corp., Class A (B)	2,138	103,201
Sirius XM Holdings, Inc. (B)	45,867	169,708
Time Warner Cable, Inc.	790	143,788
Time Warner, Inc.	1,473	103,758
Twenty-First Century Fox, Inc., Class B (A)	13,846	375,227

		1,147,530

Multi-Utilities - 0.1%
NiSource, Inc., Class B	1,462	30,717

Multiline Retail - 0.4%
Dollar General Corp.	1,106	83,016

Oil, Gas & Consumable Fuels - 1.7%
Diamondback Energy, Inc. (B)	963	72,755
EOG Resources, Inc.	867	61,574

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.	2,044	$ 140,688
Pioneer Natural Resources Co.	985	122,091

		397,108

Personal Products - 0.7%
Estee Lauder Cos., Inc., Class A	1,830	156,008

Pharmaceuticals - 3.4%
Allergan PLC (B)	575	163,547
Bristol-Myers Squibb Co.	3,425	212,898
Eli Lilly & Co.	2,940	232,554
Pfizer, Inc.	2,742	83,604
Valeant Pharmaceuticals International, Inc. (B)	916	82,641

		775,244

Real Estate Investment Trusts - 3.0%
AvalonBay Communities, Inc. (A)	2,067	354,470
Kimco Realty Corp.	4,313	117,270
Prologis, Inc., Class A	2,226	87,860
SL Green Realty Corp.	969	93,615
Vornado Realty Trust, Class A	373	32,996

		686,211

Road & Rail - 3.0%
Canadian Pacific Railway, Ltd.	1,324	158,522
CSX Corp.	1,880	43,278
Union Pacific Corp. (A)	6,560	472,320

		674,120

Semiconductors & Semiconductor Equipment - 7.6%
Avago Technologies, Ltd., Class A (A)	4,859	649,697
Broadcom Corp., Class A	1,624	88,784
Lam Research Corp. (A)	6,041	433,683
Marvell Technology Group, Ltd.	4,810	42,569
NXP Semiconductors NV (B)	3,929	293,811
Qorvo, Inc. (B)	1,072	42,451
Texas Instruments, Inc.	3,496	185,043

		1,736,038

Software - 3.2%
Adobe Systems, Inc. (B)	3,162	281,829
Electronic Arts, Inc. (B)	1,305	84,231
Intuit, Inc.	511	48,806
Microsoft Corp.	5,078	279,747
Mobileye NV (B)	1,589	43,110

		737,723

Specialty Retail - 5.2%
Best Buy Co., Inc.	2,925	81,695
Home Depot, Inc.	376	47,286
L Brands, Inc.	639	61,440
Lowe’s Cos., Inc. (A)	11,038	790,983
O’Reilly Automotive, Inc. (B)	200	52,180
Ross Stores, Inc.	1,741	97,949
TJX Cos., Inc.	718	51,150

		1,182,683

Tobacco - 0.6%
Philip Morris International, Inc.	1,555	139,966

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2016 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Wireless Telecommunication Services - 0.9%
T-Mobile US, Inc. (B)	5,173	$ 207,696

Total Common Stocks (Cost $19,236,779)		20,648,703

	Principal	Value
REPURCHASE AGREEMENT - 14.3%
State Street Bank & Trust Co. 0.03%, dated 01/29/2016, to be repurchased at $3,253,802 on 02/01/2016. Collateralized by a U.S. Government Agency Obligation, 1.23%, due 08/15/2018, and with a value of $3,321,723. (C)	$ 3,253,794	3,253,794

Total Repurchase Agreement (Cost $3,253,794)		3,253,794

Total Investments (Cost $22,490,573) (D)		23,902,497

	Shares	Value
SECURITIES SOLD SHORT - (58.0)% (E)
COMMON STOCKS - (58.0)%
Aerospace & Defense - (0.9)%
Boeing Co.	(1,397)	(167,822)
Lockheed Martin Corp.	(115)	(24,265)
Textron, Inc.	(601)	(20,566)

		(212,653)

Auto Components - (0.9)%
Autoliv, Inc.	(1,290)	(132,586)
BorgWarner, Inc.	(2,126)	(62,420)

		(195,006)

Automobiles - (0.4)%
Ford Motor Co.	(3,393)	(40,512)
Harley-Davidson, Inc.	(1,093)	(43,720)

		(84,232)

Banks - (2.0)%
Bank of Hawaii Corp.	(792)	(47,464)
First Horizon National Corp.	(3,692)	(46,999)
First Niagara Financial Group, Inc.	(2,012)	(19,697)
FirstMerit Corp.	(1,505)	(29,167)
M&T Bank Corp.	(1,177)	(129,682)
People’s United Financial, Inc.	(394)	(5,662)
UMB Financial Corp.	(1,471)	(68,990)
US Bancorp	(1,829)	(73,270)
Zions Bancorporation	(1,094)	(24,812)

		(445,743)

Beverages - (1.1)%
Brown-Forman Corp., Class B	(2,550)	(249,492)

Biotechnology - (1.4)%
AbbVie, Inc., Class G	(1,318)	(72,358)
Alkermes PLC (B)	(901)	(28,841)
Amgen, Inc.	(1,233)	(188,316)
Ionis Pharmaceuticals, Inc. (B)	(531)	(20,672)

		(310,187)

	Shares	Value
SECURITIES SOLD SHORT (continued) (E)
COMMON STOCKS (continued)
Capital Markets - (0.5)%
Federated Investors, Inc., Class B	(1,853)	$ (46,862)
Franklin Resources, Inc.	(1,441)	(49,945)
T. Rowe Price Group, Inc.	(406)	(28,806)

		(125,613)

Chemicals - (1.9)%
Air Products & Chemicals, Inc.	(1,695)	(214,774)
CF Industries Holdings, Inc.	(381)	(11,430)
Ecolab, Inc.	(221)	(23,839)
LyondellBasell Industries NV, Class A	(1,623)	(126,545)
Westlake Chemical Corp.	(1,005)	(45,707)

		(422,295)

Commercial Services & Supplies - (0.3)%
ADT Corp.	(2,294)	(67,857)

Communications Equipment - (1.3)%
Cisco Systems, Inc.	(8,678)	(206,450)
Juniper Networks, Inc.	(2,141)	(50,528)
Qualcomm, Inc.	(716)	(32,463)

		(289,441)

Consumer Finance - (0.2)%
American Express Co.	(977)	(52,269)

Containers & Packaging - (0.4)%
International Paper Co.	(1,656)	(56,652)
Sonoco Products Co.	(855)	(33,781)

		(90,433)

Diversified Financial Services - (0.6)%
CME Group, Inc., Class A	(1,260)	(113,211)
McGraw Hill Financial, Inc.	(290)	(24,656)

		(137,867)

Diversified Telecommunication Services - (2.2)%
CenturyLink, Inc.	(2,436)	(61,923)
Verizon Communications, Inc.	(8,731)	(436,288)

		(498,211)

Electric Utilities - (1.9)%
Duke Energy Corp.	(4,097)	(308,504)
Exelon Corp.	(2,376)	(70,258)
Southern Co.	(1,050)	(51,366)

		(430,128)

Electrical Equipment - (0.6)%
Rockwell Automation, Inc., Class B	(1,465)	(140,010)

Electronic Equipment, Instruments & Components - (0.1)%
VeriFone Systems, Inc. (B)	(897)	(20,981)

Energy Equipment & Services - (0.7)%
Baker Hughes, Inc.	(798)	(34,721)
Halliburton Co.	(785)	(24,955)
Helmerich & Payne, Inc.	(480)	(24,384)
Tenaris SA, ADR	(2,281)	(47,536)
Weatherford International PLC (B)	(3,285)	(22,141)

		(153,737)

Food & Staples Retailing - (2.5)%
CVS Health Corp.	(1,483)	(143,243)
Sysco Corp.	(3,809)	(151,636)
Wal-Mart Stores, Inc.	(1,425)	(94,563)

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2016 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT (continued) (E)
COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Walgreens Boots Alliance, Inc.	(766)	$ (61,066)
Whole Foods Market, Inc.	(4,055)	(118,852)

		(569,360)

Food Products - (2.8)%
General Mills, Inc.	(3,344)	(188,970)
Kellogg Co.	(2,432)	(178,606)
Kraft Heinz Co.	(3,132)	(244,484)
Mead Johnson Nutrition Co., Class A	(323)	(23,414)

		(635,474)

Health Care Equipment & Supplies - (1.8)%
Baxter International, Inc.	(2,363)	(86,486)
Becton Dickinson and Co.	(454)	(65,998)
CR Bard, Inc.	(269)	(49,300)
Medtronic PLC	(2,494)	(189,344)
St. Jude Medical, Inc.	(328)	(17,338)

		(408,466)

Health Care Providers & Services - (1.0)%
Community Health Systems, Inc. (B)	(1,977)	(42,466)
DaVita HealthCare Partners, Inc. (B)	(191)	(12,820)
Express Scripts Holding Co. (B)	(970)	(69,714)
HCA Holdings, Inc. (B)	(354)	(24,631)
Laboratory Corp. of America Holdings (B)	(261)	(29,323)
Quest Diagnostics, Inc.	(228)	(14,973)
Tenet Healthcare Corp. (B)	(914)	(24,788)

		(218,715)

Health Care Technology - (0.4)%
Cerner Corp. (B)	(1,419)	(82,316)

Hotels, Restaurants & Leisure - (1.2)%
Darden Restaurants, Inc.	(2,297)	(144,849)
Hyatt Hotels Corp., Class A (B)	(2,235)	(86,450)
Marriott International, Inc., Class A	(859)	(52,639)

		(283,938)

Household Durables - (0.6)%
Garmin, Ltd.	(1,822)	(64,098)
Lennar Corp., Class A	(1,708)	(71,992)

		(136,090)

Household Products - (0.4)%
Church & Dwight Co., Inc.	(582)	(48,888)
Colgate-Palmolive Co.	(530)	(35,791)

		(84,679)

Industrial Conglomerates - (2.3)%
3M Co.	(1,245)	(187,995)
General Electric Co.	(11,675)	(339,742)

		(527,737)

Insurance - (2.8)%
Aon PLC	(844)	(74,129)
Arch Capital Group, Ltd. (B)	(1,196)	(80,790)
Axis Capital Holdings, Ltd.	(230)	(12,399)
Genworth Financial, Inc., Class A (B)	(2,879)	(8,004)
Progressive Corp.	(3,998)	(124,937)
Torchmark Corp.	(2,646)	(143,784)
WR Berkley Corp.	(3,762)	(188,664)

		(632,707)

Internet & Catalog Retail - (0.9)%
Expedia, Inc.	(93)	(9,397)

	Shares	Value
SECURITIES SOLD SHORT (continued) (E)
COMMON STOCKS (continued)
Internet & Catalog Retail (continued)
Groupon, Inc., Class A (B)	(6,930)	$ (18,849)
Netflix, Inc. (B)	(1,211)	(111,218)
Shutterfly, Inc. (B)	(615)	(25,615)
TripAdvisor, Inc. (B)	(460)	(30,710)

		(195,789)

Internet Software & Services - (0.5)%
eBay, Inc. (B)	(3,809)	(89,359)
GrubHub, Inc. (B)	(1,179)	(22,224)

		(111,583)

IT Services - (0.8)%
Automatic Data Processing, Inc.	(294)	(24,428)
International Business Machines Corp.	(1,331)	(166,096)

		(190,524)

Leisure Products - (0.9)%
Hasbro, Inc.	(940)	(69,823)
Mattel, Inc.	(5,216)	(143,910)

		(213,733)

Machinery - (1.5)%
Caterpillar, Inc.	(879)	(54,709)
Deere & Co.	(752)	(57,911)
Donaldson Co., Inc.	(3,793)	(106,887)
Illinois Tool Works, Inc., Class A	(944)	(85,026)
Parker-Hannifin Corp.	(392)	(38,087)

		(342,620)

Media - (3.9)%
AMC Networks, Inc., Class A (B)	(1,568)	(114,135)
Cinemark Holdings, Inc.	(2,321)	(68,446)
Discovery Communications, Inc., Series A (B)	(3,552)	(98,000)
Interpublic Group of Cos., Inc.	(2,061)	(46,249)
News Corp., Class A	(5,914)	(76,705)
Omnicom Group, Inc.	(1,670)	(122,494)
Regal Entertainment Group, Class A	(3,518)	(60,685)
Scripps Networks Interactive, Inc., Class A	(1,020)	(62,189)
Viacom, Inc., Class B	(1,093)	(49,885)
Walt Disney, Co.	(2,057)	(197,102)

		(895,890)

Metals & Mining - (0.5)%
Alcoa, Inc.	(11,652)	(84,943)
Freeport-McMoRan, Inc.	(7,405)	(34,063)

		(119,006)

Multi-Utilities - (2.1)%
Consolidated Edison, Inc.	(1,681)	(116,645)
Dominion Resources, Inc.	(2,279)	(164,475)
DTE Energy Co.	(1,415)	(120,289)
WEC Energy Group, Inc.	(1,299)	(71,744)

		(473,153)

Multiline Retail - (0.3)%
Kohl’s Corp.	(1,504)	(74,824)

Oil, Gas & Consumable Fuels - (0.3)%
Cimarex Energy Co.	(222)	(20,646)
Range Resources Corp.	(1,422)	(42,034)

		(62,680)

Personal Products - (0.3)%
Coty, Inc., Class A	(2,521)	(62,042)

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2016 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT (continued) (E)
COMMON STOCKS (continued)
Pharmaceuticals - (0.9)%
Johnson & Johnson	(1,090)	$ (113,840)
Merck & Co., Inc.	(1,630)	(82,592)

		(196,432)

Professional Services - (0.1)%
Nielsen Holdings PLC	(623)	(30,004)

Real Estate Investment Trusts - (2.7)%
Crown Castle International Corp.	(990)	(85,338)
DDR Corp.	(2,310)	(39,524)
Digital Realty Trust, Inc.	(819)	(65,585)
Federal Realty Investment Trust	(360)	(54,299)
Four Corners Property Trust, Inc.	(753)	(12,720)
Healthcare Trust of America, Inc., Class A	(1,197)	(33,564)
Realty Income Corp.	(554)	(30,908)
Ventas, Inc.	(3,566)	(197,271)
Welltower, Inc.	(1,708)	(106,272)

		(625,481)

Road & Rail - (1.2)%
Heartland Express, Inc.	(7,545)	(129,397)
Knight Transportation, Inc.	(2,444)	(59,804)
Werner Enterprises, Inc.	(3,698)	(89,307)

		(278,508)

Semiconductors & Semiconductor Equipment - (3.6)%
Applied Materials, Inc., Class A	(3,874)	(68,376)
Atmel Corp.	(1,663)	(13,404)
Intel Corp.	(6,012)	(186,492)
Linear Technology Corp.	(3,320)	(141,864)
Maxim Integrated Products, Inc., Class A	(709)	(23,680)
Microchip Technology, Inc.	(1,948)	(87,290)
Micron Technology, Inc. (B)	(6,689)	(73,780)
NVIDIA Corp.	(1,268)	(37,140)
Skyworks Solutions, Inc.	(306)	(21,089)
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	(5,312)	(118,723)
Xilinx, Inc.	(793)	(39,864)

		(811,702)

Software - (0.5)%
Oracle Corp.	(2,032)	(73,782)
SAP SE, ADR	(649)	(51,790)

		(125,572)

Specialty Retail - (1.0)%
Abercrombie & Fitch Co., Class A	(1,564)	(41,039)
Bed Bath & Beyond, Inc. (B)	(2,570)	(110,947)
CarMax, Inc. (B)	(519)	(22,930)
DSW, Inc., Class A	(1,009)	(24,226)
Gap, Inc.	(968)	(23,929)

		(223,071)

Technology Hardware, Storage & Peripherals - (0.3)%
NetApp, Inc.	(630)	(13,816)
SanDisk Corp.	(202)	(14,281)
Seagate Technology PLC	(1,809)	(52,552)

		(80,649)

Textiles, Apparel & Luxury Goods - (0.5)%
Ralph Lauren Corp.	(110)	(12,375)
Under Armour, Inc., Class A (B)	(1,213)	(103,627)

		(116,002)

	Shares	Value
SECURITIES SOLD SHORT (continued) (E)
COMMON STOCKS (continued)
Tobacco - (0.5)%
Altria Group, Inc.	(1,803)	$ (110,181)

Trading Companies & Distributors - (1.3)%
Fastenal Co.	(4,165)	(168,933)
WW Grainger, Inc.	(635)	(124,898)

		(293,831)

Water Utilities - (0.2)%
Aqua America, Inc.	(1,348)	(42,502)

Total Common Stocks (Proceeds $13,443,808)		(13,181,416)

Total Securities Sold Short (Proceeds $13,443,808)		(13,181,416)

Net Other Assets (Liabilities) - 52.8%		12,006,736

Net Assets - 100.0%		$ 22,727,817

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2016 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at January 31, 2016
ASSETS
Investments
Common Stocks	$20,648,703	$—	$—	$20,648,703
Repurchase Agreement	—	3,253,794	—	3,253,794

Total Investments	$20,648,703	$3,253,794	$—	$23,902,497

LIABILITIES
Securities Sold Short
Common Stocks	$(13,181,416)	$—	$—	$(13,181,416)

Total Securities Sold Short	$(13,181,416)	$—	$—	$(13,181,416)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security has been segregated as collateral for open securities sold short transactions. The total value of all securities segregated as collateral for open securities sold short transactions is $4,344,992.

(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at January 31, 2016.
(D)

Aggregate cost for federal income tax purposes is $22,490,573. Aggregate gross unrealized appreciation and depreciation for all securities is $2,097,300 and $685,376, respectively. Net unrealized appreciation for tax purposes is $1,411,924.

(E)	Cash in the amount of $12,151,217 has been segregated by the custodian as collateral for open securities sold short transactions.
(F)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2016 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 87.6%
U.S. Treasury Bill
0.33%, 05/19/2016 (A)	$ 206,853,500	$ 206,644,579
0.34%, 05/26/2016 (A)	8,300,000	8,290,737
0.35%, 05/26/2016 (A)	30,087,000	30,053,423
0.37%, 07/21/2016 (A)	2,300,000	2,295,680
0.38%, 07/21/2016 (A)	2,610,000	2,605,098

Total Short-Term U.S. Government Obligations (Cost $249,892,299)		249,889,517

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 13.6%
Money Market Funds - 13.6%
BlackRock Liquidity Funds T-Fund Portfolio	3,882,547	3,882,547
Dreyfus Treasury Cash Management	15,530,187	15,530,187
UBS Select Treasury Preferred	19,412,734	19,412,734

Total Short-Term Investment Companies (Cost $38,825,468)		38,825,468

Total Investments (Cost $288,717,767) (B)		288,714,985
Net Other Assets (Liabilities) - (1.2)%		(3,323,235)

Net Assets - 100.0%		$ 285,391,750

OVER-THE-COUNTER SWAP AGREEMENTS: (C) (D)

Total Return Swap Agreements - Payable (E)

Reference Entity	Counterparty	Termination Date	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Aluminum Futures	CITI	03/14/2016	800	$(27,419)	$—	$(27,419)
BM&F Bovespa Index Futures	BOA	02/17/2016	170	223,684	—	223,684
Coffee Futures	CITI	02/11/2016	262,500	16,669	—	16,669
Corn Futures	BOA	02/19/2016	350,000	(61,125)	—	(61,125)
Gold Futures	BOA	03/31/2016	10,400	(138,320)	—	(138,320)
Gold Futures	DUB	03/31/2016	1,700	(38,165)	—	(38,165)
Heating Oil ULSD Futures	DUB	02/26/2016	42,000	493	—	493
HG Copper Futures	DUB	02/29/2016	425,000	5,010	—	5,010
HG Copper Futures	CITI	02/29/2016	1,100,000	19,954	—	19,954
HSCEI China Index Futures	BOA	02/26/2016	4,200	(79,977)	—	(79,977)
MSCI Taiwan Index Futures	BOA	02/25/2016	7,600	(78,524)	—	(78,524)
Palladium Futures	DUB	02/29/2016	400	16,210	—	16,210
Palladium Futures	CITI	02/29/2016	500	20,875	—	20,875
Platinum Futures	DUB	03/31/2016	550	(11,110)	—	(11,110)
Platinum Futures	CITI	03/31/2016	600	(6,740)	—	(6,740)
RBOB Gasoline Futures	DUB	02/26/2016	210,000	11,035	—	11,035
RBOB Gasoline Futures	CITI	02/26/2016	504,000	8,316	—	8,316
SGX CNX Nifty Index Futures	BOA	02/26/2016	40	(5,445)	—	(5,445)
Silver Futures	DUB	02/29/2016	15,000	(2,625)	—	(2,625)
Silver Futures	CITI	02/29/2016	15,000	(810)	—	(810)
Soybean Futures	BOA	02/19/2016	310,000	(59,038)	—	(59,038)
Soybean Futures	CITI	02/19/2016	280,000	(9,493)	—	(9,493)
Soybean Meal Futures	BOA	02/19/2016	2,700	15,390	—	15,390
Soybean Meal Futures	DUB	02/19/2016	5,300	38,353	—	38,353
Soybean Meal Futures	CITI	02/19/2016	9,200	46,005	—	46,005
Swiss Market Index Futures	BOA	03/18/2016	310	(122,758)	—	(122,758)
TAIEX Futures	BOA	02/17/2016	5,800	(55,550)	—	(55,550)
Wheat Futures	DUB	02/19/2016	90,000	25,537	—	25,537
Wheat Futures	CITI	02/19/2016	70,000	22,558	—	22,558
Wheat Futures	DUB	02/19/2016	355,000	58,448	—	58,448
Wheat Futures	CITI	02/19/2016	420,000	(53,881)	—	(53,881)
WTI Crude Futures	DUB	02/19/2016	6,000	7,560	—	7,560

Total				$(214,883)	$—	$(214,883)

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2016 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued): (C) (D)

Total Return Swap Agreements - Receivable (E)

Reference Entity	Counterparty	Termination Date	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
2-Year Euro-Schatz Futures	BOA	03/08/2016	550,000	$105,872	$—	$105,872
2-Year U.S. Treasury Note Futures	BOA	03/31/2016	556,000	100,009	—	100,009
5-Year Euro-BOBL Futures	BOA	03/08/2016	125,000	93,367	—	93,367
10-Year Canadian Government Bond Futures	BOA	03/21/2016	17,000	13,182	—	13,182
10-Year French Government Bond Futures	BOA	03/08/2016	56,000	129,893	—	129,893
10-Year Italian Government Bond Futures	BOA	03/08/2016	83,000	29,123	—	29,123
Cocoa Futures	CITI	02/29/2016	140	(55,614)	—	(55,614)
Cotton No. 2 Futures	CITI	02/12/2016	800,000	(27,110)	—	(27,110)

Total				$388,722	$—	$388,722

FUTURES CONTRACTS: (F)

Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
3-Month Aluminum	Long	4	02/02/2016	$3,038	$—
3-Month Aluminum	Short	(4)	02/02/2016	—	(3,231)
3-Month Aluminum	Long	1	02/03/2016	356	—
3-Month Aluminum	Short	(1)	02/03/2016	—	(428)
3-Month Aluminum	Long	1	02/05/2016	612	—

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2016 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

FUTURES CONTRACTS (continued): (F)

Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
3-Month Aluminum	Short	(1)	02/05/2016	$—	$(631)
3-Month Aluminum	Long	8	02/12/2016	4,101	—
3-Month Aluminum	Short	(8)	02/12/2016	—	(6,315)
3-Month Aluminum	Long	1	02/17/2016	1,278	—
3-Month Aluminum	Short	(1)	02/17/2016	—	(1,247)
3-Month Aluminum	Long	2	02/19/2016	1,792	—
3-Month Aluminum	Short	(2)	02/19/2016	—	(1,667)
3-Month Aluminum	Long	6	03/07/2016	1,163	—
3-Month Aluminum	Short	(6)	03/07/2016	—	(1,702)
3-Month Aluminum	Long	6	03/30/2016	—	(509)
3-Month Aluminum	Short	(6)	03/30/2016	—	(1,086)
3-Month Aluminum	Long	4	04/26/2016	2,357	—
3-Month Aluminum	Short	(4)	04/26/2016	—	(2,199)
3-Month Aluminum	Long	4	04/28/2016	—	(302)
3-Month Aluminum	Short	(4)	04/28/2016	486	—
3-Month Canadian Bankers’ Acceptance	Long	91	06/13/2016	—	(4,375)
3-Month Canadian Bankers’ Acceptance	Long	119	09/19/2016	12,721	—
3-Month Copper	Long	2	02/09/2016	—	(20,439)
3-Month Copper	Short	(2)	02/09/2016	20,408	—
3-Month Copper	Long	1	02/11/2016	—	(8,856)
3-Month Copper	Short	(1)	02/11/2016	8,735	—
3-Month Copper	Long	3	02/19/2016	—	(2,951)
3-Month Copper	Short	(3)	02/19/2016	2,853	—
3-Month Copper	Long	3	02/23/2016	7,905	—
3-Month Copper	Short	(3)	02/23/2016	—	(7,003)
3-Month Copper	Long	1	03/01/2016	—	(1,233)
3-Month Copper	Short	(1)	03/01/2016	951	—
3-Month Copper	Long	1	03/07/2016	—	(688)
3-Month Copper	Short	(1)	03/07/2016	610	—
3-Month Copper	Long	1	03/19/2016	—	(1,531)
3-Month Copper	Short	(1)	03/19/2016	1,174	—
3-Month EURIBOR	Long	180	06/13/2016	33,781	—
3-Month EURIBOR	Long	164	09/19/2016	40,773	—
3-Month EURIBOR	Long	180	12/19/2016	57,553	—
3-Month EURIBOR	Long	198	03/13/2017	72,234	—
3-Month EURIBOR	Long	212	06/19/2017	88,681	—
3-Month EURIBOR	Long	225	09/18/2017	76,322	—
3-Month EURIBOR	Long	136	12/18/2017	58,494	—
3-Month Euroswiss	Long	7	06/13/2016	—	(511)
3-Month Euroswiss	Long	13	09/19/2016	—	(2,116)
3-Month Euroswiss	Long	14	12/19/2016	317	—
3-Month Nickel	Long	1	02/09/2016	—	(5,959)
3-Month Nickel	Short	(1)	02/09/2016	6,009	—
3-Month Zinc	Long	1	02/05/2016	—	(815)
3-Month Zinc	Short	(1)	02/05/2016	773	—
3-Month Zinc	Long	3	02/09/2016	—	(2,359)
3-Month Zinc	Short	(3)	02/09/2016	2,351	—
3-Month Zinc	Long	2	02/10/2016	806	—
3-Month Zinc	Short	(2)	02/10/2016	—	(1,075)
3-Month Zinc	Long	1	03/17/2016	3,543	—
3-Month Zinc	Short	(1)	03/17/2016	—	(3,423)
3-Month Zinc	Long	2	04/28/2016	1,711	—
3-Month Zinc	Short	(2)	04/28/2016	—	(1,655)
90-Day Eurodollar	Long	78	06/13/2016	10,733	—
90-Day Eurodollar	Long	139	09/19/2016	20,250	—
90-Day Eurodollar	Long	142	12/19/2016	46,232	—
90-Day Eurodollar	Long	138	03/13/2017	58,396	—
90-Day Eurodollar	Long	133	06/19/2017	61,555	—
90-Day Eurodollar	Long	127	09/18/2017	62,826	—
90-Day Eurodollar	Long	126	12/18/2017	66,073	—
90-Day Sterling	Long	157	06/15/2016	53,761	—
90-Day Sterling	Long	167	09/21/2016	53,535	—
90-Day Sterling	Long	89	12/21/2016	38,211	—
90-Day Sterling	Long	198	03/15/2017	89,757	—
90-Day Sterling	Long	184	06/21/2017	82,315	—
90-Day Sterling	Long	170	09/20/2017	68,960	—
90-Day Sterling	Long	161	12/20/2017	66,387	—

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2016 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

FUTURES CONTRACTS (continued): (F)

Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	Long	56	03/31/2016	$16,175	$—
3-Year Australian Treasury Bond	Short	(98)	03/15/2016	—	(27,048)
5-Year U.S. Treasury Note	Long	326	03/31/2016	264,491	—
10-Year Australian Treasury Bond	Short	(2)	03/15/2016	—	(4,412)
10-Year Canadian Government Bond	Long	74	03/21/2016	—	(5,874)
10-Year Japanese Government Bond	Long	47	03/14/2016	592,200	—
10-Year U.S. Treasury Note	Long	160	03/21/2016	160,791	—
Aluminum	Long	22	03/14/2016	3,764	—
Aluminum	Short	(23)	03/14/2016	—	(39,887)
Brent Crude Oil	Short	(75)	02/29/2016	—	(519,981)
CAC 40 Index	Short	(53)	02/19/2016	—	(30,485)
Cocoa	Short	(21)	03/15/2016	17,500	—
Coffee “C”	Short	(66)	03/18/2016	50,118	—
Copper	Short	(27)	03/14/2016	—	(34,398)
Copper	Short	(27)	03/29/2016	—	(803)
Corn	Short	(197)	03/14/2016	—	(93,284)
DAX® Index	Short	(12)	03/18/2016	2,422	—
DJIA Mini Index	Short	(55)	03/18/2016	—	(30,347)
EURO STOXX 50® Index	Short	(95)	03/18/2016	14,501	—
Euro-BTP Italian Government Bond	Long	7	03/08/2016	9,865	—
FTSE 100 Index	Short	(46)	03/18/2016	19,602	—
FTSE China A50 Index	Short	(39)	02/26/2016	1,164	—
FTSE JSE Top 40 Index	Short	(47)	03/17/2016	—	(2,758)
FTSE MIB Index	Short	(8)	03/18/2016	47,334	—
German Euro BOBL	Long	157	03/08/2016	170,103	—
German Euro Bund	Long	99	03/08/2016	378,228	—
German Euro BUXL	Long	5	03/08/2016	20,019	—
Hang Seng Index	Short	(41)	02/26/2016	—	(176,195)
IBEX 35 Index	Short	(34)	02/19/2016	91,301	—
KOSPI 200 Index	Short	(55)	03/10/2016	9,481	—
Lean Hogs	Short	(34)	04/14/2016	—	(65,956)
Low Sulfur Gasoil	Short	(70)	03/10/2016	—	(18,781)
MSCI EAFE Mini Index	Short	(9)	03/18/2016	22,937	—
MSCI Emerging Markets Mini Index	Short	(61)	03/18/2016	55,698	—
MSCI Singapore Index	Short	(31)	02/26/2016	—	(14,727)
NASDAQ-100 E-Mini Index	Short	(38)	03/18/2016	—	(71,534)
Natural Gas	Short	(139)	02/25/2016	101,466	—
New York Harbor ULSD	Short	(25)	02/29/2016	—	(57,700)
Nickel	Short	(18)	03/14/2016	—	(14,111)
Nikkei 225 Index	Short	(19)	03/10/2016	—	(86,581)
OMX Stockholm 30 Index	Short	(57)	02/19/2016	3,542	—
Palladium	Short	(9)	03/29/2016	42,335	—
Platinum	Short	(9)	04/27/2016	1,689	—
RBOB Gasoline	Short	(31)	02/29/2016	15,962	—
Russell 2000® Mini Index	Short	(37)	03/18/2016	258,008	—
S&P 500® E-Mini	Short	(42)	03/18/2016	—	(36,053)
S&P Midcap 400 E-Mini Index	Short	(24)	03/18/2016	105,216	—
S&P/ASX 200 Index	Short	(54)	03/17/2016	—	(88,854)
S&P/TSX 60 Index	Short	(43)	03/17/2016	12,558	—
SGX CNX Nifty Index	Short	(53)	02/25/2016	—	(12,783)
Silver	Short	(39)	03/29/2016	—	(40,774)
Soybean	Short	(9)	03/14/2016	—	(6,618)
Soybean Meal	Short	(28)	03/14/2016	13,411	—
Soybean Oil	Long	7	03/14/2016	90	—
Sugar No. 11	Short	(90)	02/29/2016	93,161	—
TOPIX Index	Short	(25)	03/10/2016	—	(64,275)
U.K. Gilt	Long	133	03/29/2016	331,209	—
U.S. Treasury Bond	Long	43	03/21/2016	40,004	—
U.S. Treasury Bond	Long	20	03/21/2016	19,045	—
Wheat	Short	(23)	03/14/2016	12,126	—
WTI Crude	Short	(57)	02/22/2016	36,596	—
Zinc	Long	2	03/14/2016	1,595	—
Zinc	Short	(33)	03/14/2016	—	(43,607)

Total				$4,328,586	$(1,672,132)

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2016 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (C) (D)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	03/16/2016	AUD	28,394,000	USD	20,282,824	$106,965	$(338,276)
CITI	03/16/2016	BRL	6,800,500	USD	1,746,401	—	(69,932)
CITI	03/16/2016	CAD	25,225,500	USD	17,729,373	387,190	(109,786)
CITI	03/16/2016	CLP	452,652,500	USD	634,836	3,753	(7,122)
CITI	03/16/2016	COP	143,351,500	USD	45,365	—	(1,911)
CITI	03/16/2016	CZK	100,548,000	USD	4,043,758	19,210	(27,718)
CITI	03/16/2016	EUR	83,977,000	USD	91,688,995	25,358	(632,888)
CITI	03/16/2016	GBP	3,587,500	USD	5,378,041	1,453	(267,240)
CITI	03/16/2016	HUF	573,776,000	USD	1,979,827	17,223	(1,797)
CITI	03/16/2016	IDR	20,920,730,000	USD	1,481,576	23,654	—
CITI	03/16/2016	ILS	5,342,500	USD	1,386,354	—	(35,892)
CITI	03/16/2016	INR	189,714,500	USD	2,805,850	—	(32,760)
CITI	03/16/2016	JPY	7,087,938,502	USD	58,816,459	306,031	(510,015)
CITI	03/16/2016	KRW	3,060,097,500	USD	2,615,129	1,063	(66,705)
CITI	03/16/2016	MXN	90,166,500	USD	5,020,444	62,821	(127,986)
CITI	03/16/2016	MYR	6,522,000	USD	1,532,058	32,356	—
CITI	03/16/2016	NOK	69,305,500	USD	7,932,600	74,682	(28,004)
CITI	03/16/2016	NZD	18,373,000	USD	12,205,590	—	(340,865)
CITI	03/16/2016	PHP	33,535,500	USD	707,063	—	(5,052)
CITI	03/16/2016	PLN	14,085,500	USD	3,544,576	—	(95,002)
CITI	03/16/2016	SEK	77,334,500	USD	9,055,869	21,383	(54,673)
CITI	03/16/2016	SGD	3,666,500	USD	2,586,878	5,643	(21,309)
CITI	03/16/2016	TRY	11,583,000	USD	3,883,082	778	(14,840)
CITI	03/16/2016	TWD	46,878,500	USD	1,411,074	8,085	(12,738)
CITI	03/16/2016	USD	23,508,014	AUD	32,897,000	317,603	(41,068)
CITI	03/16/2016	USD	3,102,690	BRL	12,540,000	30,674	(19,362)
CITI	03/16/2016	USD	33,613,136	CAD	45,862,001	881,689	(6,330)
CITI	03/16/2016	USD	61,662	CHF	61,500	1,510	—
CITI	03/16/2016	USD	1,490,884	CLP	1,062,838,000	10,123	(1,938)
CITI	03/16/2016	USD	403,134	COP	1,320,664,000	5,024	(2,217)
CITI	03/16/2016	USD	391,762	CZK	9,692,500	2,777	—
CITI	03/16/2016	USD	81,814,003	EUR	76,693,816	15,860	(1,383,979)
CITI	03/16/2016	USD	20,769,844	GBP	14,067,000	724,108	—
CITI	03/16/2016	USD	411,485	HKD	3,205,000	—	(447)
CITI	03/16/2016	USD	1,646,492	HUF	476,680,500	154	(11,276)
CITI	03/16/2016	USD	582,487	IDR	8,254,331,500	—	(11,406)
CITI	03/16/2016	USD	1,879,395	ILS	7,346,000	22,699	(207)
CITI	03/16/2016	USD	2,476,580	INR	168,180,500	19,812	(1,556)
CITI	03/16/2016	USD	25,725,090	JPY	3,109,700,500	253,811	(243,848)
CITI	03/16/2016	USD	12,505,766	KRW	14,840,463,000	150,160	(8,560)
CITI	03/16/2016	USD	7,344,206	MXN	125,527,000	445,619	—
CITI	03/16/2016	USD	1,354,490	MYR	5,861,500	—	(51,495)
CITI	03/16/2016	USD	13,537,640	NOK	117,698,500	35,694	(48,918)
CITI	03/16/2016	USD	25,818,365	NZD	39,804,500	190,481	(76,651)
CITI	03/16/2016	USD	1,749,923	PHP	83,507,000	3,615	(1,774)
CITI	03/16/2016	USD	7,277,725	PLN	29,140,000	145,918	(4,652)
CITI	03/16/2016	USD	10,196,971	SEK	87,109,000	53,611	(19,603)
CITI	03/16/2016	USD	4,581,802	SGD	6,516,500	21,297	(9,329)
CITI	03/16/2016	USD	7,850,795	TRY	23,928,500	7,741	(149,682)
CITI	03/16/2016	USD	3,428,677	TWD	113,096,000	39,870	(4,232)
CITI	03/16/2016	USD	7,069,694	ZAR	103,591,500	607,297	(1,155)
CITI	03/16/2016	ZAR	69,148,500	USD	4,316,940	94,741	(97,189)
CSFB	03/16/2016	AUD	28,394,000	USD	20,282,900	106,964	(338,351)
CSFB	03/16/2016	BRL	6,800,500	USD	1,746,399	—	(69,930)
CSFB	03/16/2016	CAD	25,255,500	USD	17,750,871	387,415	(110,094)
CSFB	03/16/2016	CHF	135,000	USD	133,165	—	(1,123)
CSFB	03/16/2016	CLP	491,338,500	USD	688,817	3,821	(7,202)
CSFB	03/16/2016	COP	164,833,500	USD	51,711	166	(1,911)
CSFB	03/16/2016	CZK	100,548,000	USD	4,043,724	19,238	(27,713)
CSFB	03/16/2016	EUR	85,160,000	USD	92,986,894	26,379	(648,727)
CSFB	03/16/2016	GBP	3,587,500	USD	5,378,078	1,453	(267,277)
CSFB	03/16/2016	HKD	8,159,000	USD	1,046,571	2,088	—

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2016 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C) (D)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CSFB	03/16/2016	HUF	573,776,000	USD	1,980,697	$16,589	$(2,033)
CSFB	03/16/2016	IDR	20,920,730,000	USD	1,481,576	23,654	—
CSFB	03/16/2016	ILS	5,342,500	USD	1,385,788	—	(35,325)
CSFB	03/16/2016	INR	189,714,500	USD	2,805,851	—	(32,760)
CSFB	03/16/2016	JPY	7,087,938,501	USD	58,816,471	306,019	(510,015)
CSFB	03/16/2016	KRW	3,060,097,500	USD	2,615,131	1,061	(66,705)
CSFB	03/16/2016	MXN	90,166,500	USD	5,022,385	60,771	(127,874)
CSFB	03/16/2016	MYR	6,669,000	USD	1,567,015	32,659	—
CSFB	03/16/2016	NOK	69,305,500	USD	7,931,940	75,321	(27,982)
CSFB	03/16/2016	NZD	18,373,000	USD	12,205,591	—	(340,866)
CSFB	03/16/2016	PHP	35,458,500	USD	747,719	—	(5,453)
CSFB	03/16/2016	PLN	14,085,500	USD	3,544,585	—	(95,010)
CSFB	03/16/2016	SEK	77,334,500	USD	9,055,871	21,383	(54,676)
CSFB	03/16/2016	SGD	3,666,500	USD	2,586,981	5,550	(21,321)
CSFB	03/16/2016	TRY	11,583,000	USD	3,882,966	777	(14,723)
CSFB	03/16/2016	TWD	55,558,500	USD	1,674,916	8,649	(16,732)
CSFB	03/16/2016	USD	23,508,017	AUD	32,897,000	317,593	(41,055)
CSFB	03/16/2016	USD	3,102,695	BRL	12,540,000	30,689	(19,372)
CSFB	03/16/2016	USD	33,635,416	CAD	45,892,001	882,468	(6,243)
CSFB	03/16/2016	USD	176,172	CHF	174,500	5,495	—
CSFB	03/16/2016	USD	1,490,884	CLP	1,062,838,000	10,123	(1,938)
CSFB	03/16/2016	USD	403,134	COP	1,320,664,000	5,024	(2,217)
CSFB	03/16/2016	USD	784,673	CZK	19,379,500	6,924	—
CSFB	03/16/2016	USD	82,761,691	EUR	77,561,815	22,474	(1,384,338)
CSFB	03/16/2016	USD	20,769,828	GBP	14,067,000	724,092	—
CSFB	03/16/2016	USD	714,268	HKD	5,551,000	1,261	(450)
CSFB	03/16/2016	USD	1,646,520	HUF	476,680,500	97	(11,192)
CSFB	03/16/2016	USD	582,487	IDR	8,254,331,500	—	(11,406)
CSFB	03/16/2016	USD	1,879,992	ILS	7,345,999	23,244	(153)
CSFB	03/16/2016	USD	2,476,576	INR	168,180,500	19,808	(1,556)
CSFB	03/16/2016	USD	25,725,239	JPY	3,109,700,500	253,960	(243,848)
CSFB	03/16/2016	USD	12,505,748	KRW	14,840,462,999	150,168	(8,587)
CSFB	03/16/2016	USD	7,344,191	MXN	125,527,000	445,607	—
CSFB	03/16/2016	USD	1,354,482	MYR	5,861,500	—	(51,503)
CSFB	03/16/2016	USD	13,537,613	NOK	117,698,500	35,697	(48,948)
CSFB	03/16/2016	USD	25,818,412	NZD	39,804,500	190,529	(76,651)
CSFB	03/16/2016	USD	1,749,923	PHP	83,507,000	3,615	(1,774)
CSFB	03/16/2016	USD	7,277,350	PLN	29,140,000	145,636	(4,744)
CSFB	03/16/2016	USD	10,196,965	SEK	87,109,000	53,617	(19,616)
CSFB	03/16/2016	USD	4,581,752	SGD	6,516,500	21,306	(9,387)
CSFB	03/16/2016	USD	7,849,888	TRY	23,928,500	7,740	(150,587)
CSFB	03/16/2016	USD	3,428,690	TWD	113,096,000	39,882	(4,231)
CSFB	03/16/2016	USD	7,069,342	ZAR	103,591,500	606,929	(1,139)
CSFB	03/16/2016	ZAR	69,148,500	USD	4,316,836	94,708	(97,050)

Total						$10,378,179	$(10,021,173)

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2016 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at January 31, 2016
ASSETS
Investments
Short-Term U.S. Government Obligations	$—	$249,889,517	$—	$249,889,517
Short-Term Investment Companies	38,825,468	—	—	38,825,468

Total Investments	$38,825,468	$249,889,517	$—	$288,714,985

Other Financial Instruments
Over-the-Counter Total Return Swap Agreements	$—	$1,007,543	$—	$1,007,543
Futures Contracts (H)	4,328,586	—	—	4,328,586
Forward Foreign Currency Contracts (H)	—	10,378,179	—	10,378,179

Total Other Financial Instruments	$4,328,586	$11,385,722	$—	$15,714,308

LIABILITIES
Other Financial Instruments
Over-the-Counter Total Return Swap Agreements	$—	$(833,704)	$—	$(833,704)
Futures Contracts (H)	(1,672,132)	—	—	(1,672,132)
Forward Foreign Currency Contracts (H)	—	(10,021,173)	—	(10,021,173)

Total Other Financial Instruments	$(1,672,132)	$(10,854,877)	$—	$(12,527,009)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at January 31, 2016.
(B)

Aggregate cost for federal income tax purposes is $288,717,767. Aggregate gross unrealized appreciation and depreciation for all securities is $297 and $3,079, respectively. Net unrealized depreciation for tax purposes is $2,782.

(C)	Cash in the amount of $4,527,088 has been segregated by the custodian as collateral for open swap and/or forward foreign currency contracts.
(D)	Cash in the amount of $1,229,269 has been segregated by the broker as collateral for open swap and/or forward foreign currency contracts.
(E)

At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return and would receive payment in the event of a negative total return.

(F)	Cash in the amount of $8,929,583 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(G)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(H)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Columbian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2016 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

CURRENCY ABBREVIATIONS (continued):

HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish New Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BOA	Bank of America
CITI	Citigroup, Inc.
CSFB	Credit Suisse First Boston
DUB	Deutsche Bank AG

PORTFOLIO ABBREVIATIONS:

ASX	Australian Securities Exchange
BM&F Bovespa	Bolsa de Valores, Mercadorias & Futuros de Sao Paulo (Brazilian Stock Exchange Index)
BOBL	Bundesobligationen (German Federal Government Securities)
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
BUXL	Bundesanleihen (German Long-Term Debt)
CAC	Cotation Assistée en Continu (French Stock Market Index)
CNX Nifty	CRISIL NSE Index (National Stock Exchange of India’s Benchmark Index)
DAX	Deutscher Aktienindex (Frankfurt Stock Index)
DJIA	Dow Jones Industrial Average
EAFE	Europe, Australasia and Far East
EURIBOR	Euro Interbank Offer Rate
FTSE	Financial Times Stock Exchange
HG	High Grade
HSCEI	Hang Seng China Enterprises Index
IBEX	Índice Bursatil Español (Bolsa de Madrid Stock Market Index)
JSE	Johannesburg Stock Exchange
KOSPI	Korean Composite Stock Price Index
MIB	Milano Italia Borsa (FTSE MIB is the primary benchmark index for the Italian equity markets)
NASDAQ	National Association of Securities Dealers Automated Quotations
OMX	Norwegian Stockholm Stock Exchange
RBOB	Reformulated Blendstock for Oxygenate Blending
Schatz	Bundesschatzanweisungen (German Federal Government 2-Year Securities)
SGX	Singapore Exchange
STOXX	Deutsche Börse Group & SIX Group Index
TAIEX	Taiwan Capitalization Weighted Stock Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange
ULSD	Ultra-Low Sulfur Diesel
WTI	West Texas Intermediate

The notes are an integral part of this report. Transamerica Funds	Page 8	January 31, 2016 Form N-Q

Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Aerospace & Defense - 3.4%
B/E Aerospace, Inc.	175,462	$ 7,097,438
Spirit Aerosystems Holdings, Inc., Class A (A)	210,739	8,935,333

		16,032,771

Airlines - 1.8%
JetBlue Airways Corp. (A)	407,677	8,687,597

Banks - 5.2%
CIT Group, Inc.	318,443	9,346,302
Comerica, Inc., Class A	218,780	7,504,154
First Republic Bank, Class A	117,742	8,006,456

		24,856,912

Biotechnology - 2.1%
BioMarin Pharmaceutical, Inc. (A)	137,429	10,172,495

Chemicals - 1.9%
RPM International, Inc.	234,382	9,199,494

Communications Equipment - 6.2%
F5 Networks, Inc., Class B (A)	132,094	12,387,776
Harris Corp.	111,093	9,661,758
Motorola Solutions, Inc.	111,177	7,423,288

		29,472,822

Construction Materials - 1.7%
Eagle Materials, Inc.	147,822	7,914,390

Consumer Finance - 4.4%
Ally Financial, Inc. (A)	597,326	9,467,617
Discover Financial Services	245,490	11,240,987

		20,708,604

Diversified Consumer Services - 3.5%
ServiceMaster Global Holdings, Inc. (A)	397,490	16,778,053

Food & Staples Retailing - 3.0%
Rite Aid Corp. (A)	1,818,344	14,164,900

Food Products - 3.1%
WhiteWave Foods Co., Class A (A) (B)	385,361	14,547,378

Health Care Equipment & Supplies - 5.2%
Align Technology, Inc. (A) (B)	163,211	10,794,775
Boston Scientific Corp. (A)	799,739	14,019,425

		24,814,200

Health Care Providers & Services - 11.4%
Cardinal Health, Inc.	171,406	13,947,306
Laboratory Corp. of America Holdings (A)	126,710	14,235,868
Team Health Holdings, Inc. (A) (B)	284,739	11,637,283
Universal Health Services, Inc., Class B	128,509	14,475,254

		54,295,711

Hotels, Restaurants & Leisure - 4.1%
Chipotle Mexican Grill, Inc., Class A (A) (B)	11,360	5,145,739
Wyndham Worldwide Corp. (B)	219,809	14,265,604

		19,411,343

	Shares	Value
COMMON STOCKS (continued)
Household Durables - 1.4%
Whirlpool Corp.	50,864	$ 6,835,613

Insurance - 2.1%
Hartford Financial Services Group, Inc.	248,373	9,979,627

Internet Software & Services - 2.9%
IAC/InterActiveCorp	261,194	13,566,416

IT Services - 3.1%
Sabre Corp.	582,327	14,913,394

Life Sciences Tools & Services - 2.5%
Bio-Techne Corp. (B)	141,285	11,682,857

Media - 2.9%
Starz, Class A (A)	480,447	13,659,108

Multiline Retail - 3.3%
Dollar General Corp.	206,860	15,526,912

Oil, Gas & Consumable Fuels - 3.9%
EQT Corp.	301,454	18,611,770

Pharmaceuticals - 3.5%
Mylan NV (A)	320,102	16,866,174

Professional Services - 2.3%
Equifax, Inc.	104,418	11,047,424

Semiconductors & Semiconductor Equipment - 1.5%
NXP Semiconductors NV (A)	96,846	7,242,144

Software - 2.3%
Fortinet, Inc. (A) (B)	385,727	10,854,358

Specialty Retail - 4.7%
Foot Locker, Inc.	232,535	15,710,065
Signet Jewelers, Ltd.	59,451	6,896,316

		22,606,381

Textiles, Apparel & Luxury Goods - 3.1%
Gildan Activewear, Inc., Class A	590,502	14,880,650

Trading Companies & Distributors - 3.3%
Air Lease Corp., Class A (B)	616,385	15,878,078

Total Common Stocks (Cost $534,377,567)		475,207,576

SECURITIES LENDING COLLATERAL - 10.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.45% (C)	48,410,186	48,410,186

Total Securities Lending Collateral (Cost $48,410,186)		48,410,186

	Principal	Value
REPURCHASE AGREEMENT - 4.6%
State Street Bank & Trust Co. 0.03% (C), dated 01/29/2016, to be repurchased at $21,870,863 on 02/01/2016. Collateralized by a U.S. Government Obligation, 1.00%, due 05/31/2018, and with a value of $22,310,235.	$ 21,870,808	21,870,808

Total Repurchase Agreement (Cost $21,870,808)		21,870,808

Total Investments (Cost $604,658,561) (D)		545,488,570
Net Other Assets (Liabilities) - (14.5)%		(69,168,866)

Net Assets - 100.0%		$ 476,319,704

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2016 Form N-Q

Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at January 31, 2016
ASSETS
Investments
Common Stocks	$475,207,576	$—	$—	$475,207,576
Securities Lending Collateral	48,410,186	—	—	48,410,186
Repurchase Agreement	—	21,870,808	—	21,870,808

Total Investments	$523,617,762	$21,870,808	$—	$545,488,570

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The total value of all securities on loan is $47,370,403. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at January 31, 2016.
(D)

Aggregate cost for federal income tax purposes is $604,658,561. Aggregate gross unrealized appreciation and depreciation for all securities is $7,034,395 and $66,204,386, respectively. Net unrealized depreciation for tax purposes is $59,169,991.

(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2016 Form N-Q

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 97.4%
Banks - 6.7%
Citizens Financial Group, Inc.	91,062	$ 1,935,067
Fifth Third Bancorp	195,575	3,090,085
First Republic Bank, Class A	30,117	2,047,956
Huntington Bancshares, Inc., Class A (A)	103,563	888,571
M&T Bank Corp.	38,009	4,187,832
SunTrust Banks, Inc.	87,330	3,194,531
Zions Bancorporation	26,615	603,628

		15,947,670

Beverages - 2.0%
Constellation Brands, Inc., Class A	14,633	2,231,240
Dr. Pepper Snapple Group, Inc.	27,231	2,555,357

		4,786,597

Building Products - 0.9%
Fortune Brands Home & Security, Inc.	42,475	2,063,860

Capital Markets - 4.0%
Ameriprise Financial, Inc.	22,948	2,080,236
Invesco, Ltd.	67,679	2,025,633
Legg Mason, Inc.	30,503	934,002
Northern Trust Corp.	24,187	1,501,529
T. Rowe Price Group, Inc.	40,754	2,891,496

		9,432,896

Chemicals - 1.9%
Airgas, Inc.	8,397	1,175,580
Albemarle Corp. (A)	27,075	1,425,228
Sherwin-Williams Co.	7,274	1,859,744

		4,460,552

Communications Equipment - 0.5%
CommScope Holding Co., Inc. (A) (B)	55,651	1,247,695

Consumer Finance - 0.6%
Ally Financial, Inc. (B)	94,772	1,502,136

Containers & Packaging - 3.1%
Ball Corp.	30,106	2,011,984
Silgan Holdings, Inc. (A)	57,419	3,035,743
WestRock Co.	67,491	2,381,082

		7,428,809

Distributors - 1.2%
Genuine Parts Co.	31,944	2,752,614

Electric Utilities - 3.5%
Edison International	37,087	2,291,977
Westar Energy, Inc., Class A	70,308	3,062,616
Xcel Energy, Inc. (A)	78,903	3,015,673

		8,370,266

Electrical Equipment - 2.7%
AMETEK, Inc., Class A	43,524	2,047,804
Hubbell, Inc.	28,286	2,557,903
Regal Beloit Corp.	31,895	1,792,818

		6,398,525

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 2.5%
Amphenol Corp., Class A	45,817	$ 2,271,149
Arrow Electronics, Inc. (B)	69,506	3,586,509

		5,857,658

Food & Staples Retailing - 2.0%
Kroger Co.	85,406	3,314,607
Rite Aid Corp. (B)	179,518	1,398,445

		4,713,052

Food Products - 0.9%
Hershey Co.	13,442	1,184,375
TreeHouse Foods, Inc. (B)	10,700	849,152

		2,033,527

Gas Utilities - 2.2%
National Fuel Gas Co. (A)	39,484	1,789,810
Questar Corp. (A)	164,701	3,358,253

		5,148,063

Health Care Providers & Services - 4.7%
AmerisourceBergen Corp., Class A	30,758	2,754,686
Cigna Corp.	19,638	2,623,637
Henry Schein, Inc. (A) (B)	12,047	1,824,398
Humana, Inc., Class A	15,953	2,596,989
Universal Health Services, Inc., Class B	13,000	1,464,320

		11,264,030

Hotels, Restaurants & Leisure - 0.9%
Marriott International, Inc., Class A (A)	29,155	1,786,619
Starwood Hotels & Resorts Worldwide, Inc.	4,568	284,312

		2,070,931

Household Durables - 2.9%
Jarden Corp. (B)	59,319	3,146,873
Mohawk Industries, Inc. (B)	23,083	3,841,242

		6,988,115

Household Products - 0.3%
Energizer Holdings, Inc.	25,488	816,636

Industrial Conglomerates - 1.1%
Carlisle Cos., Inc.	31,664	2,649,643

Insurance - 8.1%
Alleghany Corp. (B)	3,484	1,665,073
Chubb, Ltd.	10,306	1,165,299
Hartford Financial Services Group, Inc.	68,101	2,736,298
Loews Corp.	105,909	3,919,692
Marsh & McLennan Cos., Inc.	56,862	3,032,451
Progressive Corp.	34,300	1,071,875
Unum Group	69,017	1,976,647
WR Berkley Corp. (A)	19,075	956,611
XL Group PLC, Class A	76,645	2,779,148

		19,303,094

Internet & Catalog Retail - 1.2%
Expedia, Inc.	28,114	2,840,639

Internet Software & Services - 0.3%
Match Group, Inc. (A) (B)	48,700	611,185

IT Services - 2.0%
Jack Henry & Associates, Inc.	58,323	4,734,661

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2016 Form N-Q

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Machinery - 2.6%
IDEX Corp.	35,740	$ 2,591,508
Rexnord Corp. (A) (B)	78,279	1,281,427
Snap-on, Inc.	14,238	2,300,291

		6,173,226

Media - 2.7%
CBS Corp., Class B	30,882	1,466,895
DISH Network Corp., Class A (B)	47,785	2,306,582
TEGNA, Inc.	78,295	1,879,863
Time, Inc. (A)	57,595	863,925

		6,517,265

Multi-Utilities - 4.2%
CenterPoint Energy, Inc. (A)	173,772	3,105,306
CMS Energy Corp. (A)	77,614	3,017,632
Sempra Energy	16,102	1,525,665
WEC Energy Group, Inc.	44,357	2,449,837

		10,098,440

Multiline Retail - 2.3%
Kohl’s Corp. (A)	75,265	3,744,434
Nordstrom, Inc. (A)	36,982	1,815,816

		5,560,250

Oil, Gas & Consumable Fuels - 5.6%
Columbia Pipeline Group, Inc.	151,635	2,812,829
Energen Corp. (A)	112,716	3,975,494
EQT Corp.	63,912	3,945,927
PBF Energy, Inc., Class A	41,612	1,456,004
Southwestern Energy Co. (A) (B)	115,243	1,024,510

		13,214,764

Personal Products - 0.8%
Edgewell Personal Care Co.	24,388	1,804,956

Professional Services - 0.8%
Equifax, Inc.	17,348	1,835,418

Real Estate Investment Trusts - 11.1%
American Campus Communities, Inc.	43,081	1,818,018
American Homes 4 Rent, Class A	62,623	938,719
AvalonBay Communities, Inc.	16,803	2,881,546
Boston Properties, Inc.	14,803	1,720,257
Brixmor Property Group, Inc.	87,184	2,320,838
General Growth Properties, Inc.	86,156	2,415,814
HCP, Inc.	36,731	1,320,112
Kimco Realty Corp.	115,353	3,136,448
LaSalle Hotel Properties (A)	29,900	662,584
Outfront Media, Inc. (A)	59,967	1,304,282
Rayonier, Inc. (A)	61,835	1,304,100
Regency Centers Corp.	24,989	1,808,954
Vornado Realty Trust, Class A	28,204	2,494,926
Weyerhaeuser Co.	65,257	1,671,232
WP Carey, Inc. (A)	12,100	704,825

		26,502,655

Semiconductors & Semiconductor Equipment - 2.5%
Analog Devices, Inc., Class A	41,357	2,227,488
KLA-Tencor Corp.	22,982	1,539,564
Xilinx, Inc.	43,875	2,205,596

		5,972,648

Software - 1.4%
Synopsys, Inc. (B)	80,060	3,434,574

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 4.8%
AutoZone, Inc. (B)	3,557	$ 2,729,606
Bed Bath & Beyond, Inc. (B)	43,956	1,897,581
Best Buy Co., Inc.	83,952	2,344,779
Gap, Inc., Class A (A)	92,695	2,291,420
Tiffany & Co.	32,538	2,077,226

		11,340,612

Textiles, Apparel & Luxury Goods - 1.3%
PVH Corp.	26,092	1,914,631
VF Corp.	18,831	1,178,821

		3,093,452

Trading Companies & Distributors - 1.1%
MSC Industrial Direct Co., Inc., Class A (A)	39,070	2,532,127

Total Common Stocks (Cost $180,857,994)		231,503,241

SECURITIES LENDING COLLATERAL - 17.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.45% (C)	40,784,246	40,784,246

Total Securities Lending Collateral (Cost $40,784,246)		40,784,246

	Principal	Value
REPURCHASE AGREEMENT - 1.5%
State Street Bank & Trust Co. 0.03% (C), dated 01/29/2016, to be repurchased at $3,493,752 on 02/01/2016. Collateralized by a U.S. Government Agency Obligation, 4.88%, due 06/13/2018, and with a value of $3,564,225.	$ 3,493,743	3,493,743

Total Repurchase Agreement (Cost $3,493,743)		3,493,743

Total Investments (Cost $225,135,983) (D)		275,781,230
Net Other Assets (Liabilities) - (16.0)%		(37,988,097)

Net Assets - 100.0%		$ 237,793,133

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2016 Form N-Q

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at January 31, 2016
ASSETS
Investments
Common Stocks	$231,503,241	$—	$—	$231,503,241
Securities Lending Collateral	40,784,246	—	—	40,784,246
Repurchase Agreement	—	3,493,743	—	3,493,743

Total Investments	$272,287,487	$3,493,743	$—	$275,781,230

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $39,817,916. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at January 31, 2016.
(D)

Aggregate cost for federal income tax purposes is $225,135,983. Aggregate gross unrealized appreciation and depreciation for all securities is $63,514,584 and $12,869,337, respectively. Net unrealized appreciation for tax purposes is $50,645,247.

(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2016 Form N-Q

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 94.5%
Aerospace & Defense - 1.0%
BWX Technologies, Inc.	282,700	$ 8,464,038

Airlines - 2.0%
Alaska Air Group, Inc.	99,400	6,997,760
Copa Holdings SA, Class A (A)	220,600	10,390,260

		17,388,020

Banks - 2.7%
CIT Group, Inc.	432,000	12,679,200
First Republic Bank, Class A	167,000	11,356,000

		24,035,200

Commercial Services & Supplies - 1.2%
ADT Corp. (A)	361,110	10,681,634

Communications Equipment - 2.0%
ARRIS International PLC (B)	324,900	8,275,203
EchoStar Corp., Class A (B)	254,400	8,937,072

		17,212,275

Consumer Finance - 1.5%
Navient Corp.	1,356,600	12,969,096

Containers & Packaging - 2.8%
Bemis Co., Inc.	290,400	13,901,448
Rexam PLC, ADR	246,266	10,614,065

		24,515,513

Diversified Consumer Services - 1.2%
H&R Block, Inc.	316,800	10,787,040

Electric Utilities - 5.5%
PPL Corp.	766,550	26,875,243
Westar Energy, Inc., Class A	186,600	8,128,296
Xcel Energy, Inc.	348,400	13,315,848

		48,319,387

Electronic Equipment, Instruments & Components - 0.5%
Avnet, Inc.	108,800	4,343,296

Energy Equipment & Services - 1.0%
Nabors Industries, Ltd.	1,198,763	8,822,896

Food & Staples Retailing - 2.7%
Sysco Corp.	321,000	12,779,010
Whole Foods Market, Inc. (A)	373,600	10,950,216

		23,729,226

Food Products - 2.9%
ConAgra Foods, Inc.	271,100	11,288,604
Kellogg Co.	191,700	14,078,448

		25,367,052

Health Care Equipment & Supplies - 1.3%
Sirona Dental Systems, Inc. (B)	106,000	11,266,740

Health Care Providers & Services - 4.6%
Cardinal Health, Inc.	135,600	11,033,772
Laboratory Corp. of America Holdings (B)	176,100	19,784,835
MEDNAX, Inc. (B)	134,200	9,321,532

		40,140,139

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 0.7%
Aramark	203,500	$ 6,501,825

Independent Power and Renewable Electricity Producers - 1.6%
Talen Energy Corp. (B)	1,969,381	14,081,074

Insurance - 14.5%
Alleghany Corp. (B)	41,700	19,929,264
Allstate Corp.	345,600	20,943,360
Assured Guaranty, Ltd.	437,200	10,396,616
Fairfax Financial Holdings, Ltd.	30,300	15,523,599
FNF Group	478,324	15,488,131
Loews Corp.	440,900	16,317,709
Progressive Corp.	572,200	17,881,250
Willis Towers Watson PLC	96,619	11,059,977

		127,539,906

Internet & Catalog Retail - 1.0%
Liberty Ventures, Series A (B)	221,100	8,695,863

IT Services - 3.9%
Amdocs, Ltd.	243,400	13,323,716
Computer Sciences Corp.	287,300	9,213,711
Western Union Co. (A)	637,000	11,364,080

		33,901,507

Life Sciences Tools & Services - 1.3%
Bio-Rad Laboratories, Inc., Class A (B)	86,600	11,051,026

Media - 10.5%
AMC Networks, Inc., Class A (B)	94,800	6,900,492
Discovery Communications, Inc., Class C (B)	651,000	17,713,710
Liberty Media Corp., Class C (B)	438,300	15,599,097
Madison Square Garden Co., Class A (B)	118,666	18,284,057
MSG Networks, Inc., Class A (B)	379,100	6,630,459
News Corp., Class B	1,325,200	17,691,420
Shaw Communications, Inc., Class B (A)	531,200	9,179,136

		91,998,371

Multi-Utilities - 7.5%
Alliant Energy Corp.	348,700	22,784,058
CMS Energy Corp.	458,700	17,834,256
SCANA Corp.	177,300	11,161,035
WEC Energy Group, Inc.	261,400	14,437,122

		66,216,471

Oil, Gas & Consumable Fuels - 1.0%
Chesapeake Energy Corp. (A)	582,000	1,972,980
Marathon Petroleum Corp.	158,300	6,615,357

		8,588,337

Real Estate Investment Trusts - 5.1%
Annaly Capital Management, Inc.	3,259,200	30,962,400
Crown Castle International Corp.	79,500	6,852,900
Equinix, Inc.	23,285	7,231,623

		45,046,923

Semiconductors & Semiconductor Equipment - 0.9%
Micron Technology, Inc. (A) (B)	482,800	5,325,284
NVIDIA Corp.	103,400	3,028,586

		8,353,870

Software - 3.9%
CA, Inc.	483,400	13,888,082

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2016 Form N-Q

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Citrix Systems, Inc. (B)	95,900	$ 6,757,114
Synopsys, Inc. (B)	309,200	13,264,680

		33,909,876

Specialty Retail - 2.1%
Abercrombie & Fitch Co., Class A (A)	220,214	5,778,415
Bed Bath & Beyond, Inc. (B)	301,300	13,007,121

		18,785,536

Technology Hardware, Storage & Peripherals - 3.4%
NetApp, Inc.	718,400	15,754,512
Western Digital Corp.	297,000	14,250,060

		30,004,572

Textiles, Apparel & Luxury Goods - 2.2%
Fossil Group, Inc. (A) (B)	330,500	10,774,300
Michael Kors Holdings, Ltd. (B)	225,800	9,009,420

		19,783,720

Thrifts & Mortgage Finance - 0.3%
Ocwen Financial Corp., Class B (A) (B)	508,000	2,748,280

Water Utilities - 1.7%
American Water Works Co., Inc.	225,100	14,611,241

Total Common Stocks (Cost $847,660,293)		829,859,950

SECURITIES LENDING COLLATERAL - 4.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.45% (C)	40,915,419	40,915,419

Total Securities Lending Collateral (Cost $40,915,419)		40,915,419

	Principal	Value
REPURCHASE AGREEMENT - 6.0%
State Street Bank & Trust Co. 0.03% (C), dated 01/29/2016, to be repurchased at $52,541,891 on 02/01/2016. Collateralized by a U.S. Government Obligation and U.S. Government Agency Obligations, 1.00% - 4.88%, due 05/31/2018 - 06/13/2018, and with a total value of $53,597,285.	$ 52,541,759	52,541,759

Total Repurchase Agreement (Cost $52,541,759)		52,541,759

Total Investments (Cost $941,117,471) (D)		923,317,128
Net Other Assets (Liabilities) - (5.2)%		(45,251,581)

Net Assets - 100.0%		$ 878,065,547

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2016 Form N-Q

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at January 31, 2016
ASSETS
Investments
Common Stocks	$829,859,950	$—	$—	$829,859,950
Securities Lending Collateral	40,915,419	—	—	40,915,419
Repurchase Agreement	—	52,541,759	—	52,541,759

Total Investments	$870,775,369	$52,541,759	$—	$923,317,128

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $39,790,514. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at January 31, 2016.
(D)

Aggregate cost for federal income tax purposes is $941,117,471. Aggregate gross unrealized appreciation and depreciation for all securities is $39,897,670 and $57,698,013, respectively. Net unrealized depreciation for tax purposes is $17,800,343.

(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2016 Form N-Q

Transamerica MLP & Energy Income

SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 46.2%
Independent Power and Renewable Electricity Producers - 2.6%
NRG Yield, Inc., Class C (A)	604,095	$ 7,998,218
TerraForm Power, Inc., Class A (A) (B)	481,400	4,770,674

		12,768,892

Oil, Gas & Consumable Fuels - 37.5%
Cheniere Energy Partners, LP Holdings LLC	226,900	3,387,617
Cheniere Energy, Inc. (A) (B)	137,500	4,131,875
Columbia Pipeline Group, Inc.	1,161,000	21,536,550
Enbridge Energy Management LLC (A) (B)	863,310	15,064,759
Enbridge, Inc. (A)	580,601	20,088,795
GasLog, Ltd. (A)	300,000	2,241,000
Kinder Morgan, Inc.	1,138,192	18,723,258
ONEOK, Inc. (A)	723,500	18,022,385
Plains GP Holdings, LP, Class A	1,586,800	12,694,400
SemGroup Corp., Class A (A)	80,000	1,771,200
Spectra Energy Corp. (A)	1,013,800	27,828,810
Targa Resources Corp. (A)	273,917	6,154,915
TransCanada Corp. (A)	541,400	18,710,784
Williams Cos., Inc.	646,400	12,475,520

		182,831,868

Real Estate Investment Trusts - 1.8%
InfraREIT, Inc.	434,690	8,402,558

Transportation Infrastructure - 4.3%
Macquarie Infrastructure Corp. (A)	314,300	21,076,958

Total Common Stocks (Cost $358,359,488)		225,080,276

CONVERTIBLE PREFERRED STOCKS - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
Anadarko Petroleum Corp.
7.50% (A)	165,000	4,545,750
Kinder Morgan, Inc.
Series A, 9.75% (A)	170,000	7,335,500

Total Convertible Preferred Stocks (Cost $14,204,755)		11,881,250

MASTER LIMITED PARTNERSHIPS - 35.6%
Independent Power and Renewable Electricity Producers - 0.6%
8Point3 Energy Partners, LP	196,400	3,230,780

Oil, Gas & Consumable Fuels - 35.0%
Buckeye Partners, LP	178,300	10,384,192
Capital Product Partners, LP	518,915	2,376,631
Columbia Pipeline Partners, LP	219,500	3,358,350
DCP Midstream Partners, LP	177,400	3,329,798
Dynagas LNG Partners, LP	452,800	4,541,584
Energy Transfer Equity, LP	301,600	2,617,888
Energy Transfer Partners, LP, Class B	36,345	1,080,900
EnLink Midstream Partners, LP	83,200	997,568
Enterprise Products Partners, LP	680,015	16,259,159
EQT GP Holdings, LP	105,100	2,270,160
EQT Midstream Partners, LP	183,700	12,504,459
GasLog Partners, LP	491,300	7,025,590
Golar LNG Partners, LP	560,796	7,738,985
Hoegh LNG Partners, LP	258,350	3,645,318
KNOT Offshore Partners, LP	391,447	5,515,488
Magellan Midstream Partners, LP	168,400	10,816,332

	Shares	Value
MASTER LIMITED PARTNERSHIPS (continued)
Oil, Gas & Consumable Fuels (continued)
MPLX, LP	286,381	$ 8,811,943
ONEOK Partners, LP	30,700	839,338
Phillips 66 Partners, LP	125,500	7,113,340
Shell Midstream Partners, LP	226,305	8,047,406
Spectra Energy Partners, LP	32,100	1,345,311
Sunoco Logistics Partners, LP	465,760	10,372,475
Tallgrass Energy GP, LP	856,200	13,271,100
Tallgrass Energy Partners, LP	18,800	648,788
Targa Resources Partners, LP	78,106	1,073,176
TC Pipelines, LP	29,200	1,262,608
Teekay Offshore Partners, LP	417,100	1,885,292
Valero Energy Partners, LP	72,600	3,221,988
VTTI Energy Partners, LP	484,887	7,733,948
Western Gas Equity Partners, LP	12,600	340,704
Western Gas Partners, LP	312,000	10,199,280

		170,629,099

Total Master Limited Partnerships (Cost $242,617,200)		173,859,879

	Principal	Value
CORPORATE DEBT SECURITIES - 1.8%
Energy Equipment & Services - 0.3%
DCP Midstream Operating, LP
5.60%, 04/01/2044	$ 150,000	89,534
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/2026 (C)	1,000,000	1,042,720

		1,132,254

Oil, Gas & Consumable Fuels - 1.5%
American Eagle Energy Corp.
11.00%, 09/01/2019 (C) (D) (E)	1,900,000	156,750
American Energy - Woodford LLC / AEW Finance Corp.
12.00%, 12/30/2020 (C) (E) (F)	1,263,780	176,929
Canbriam Energy, Inc.
9.75%, 11/15/2019 (C)	1,480,000	1,250,600
ONEOK, Inc.
7.50%, 09/01/2023	1,865,000	1,515,313
Rose Rock Midstream, LP / Rose Rock Finance Corp.
5.63%, 11/15/2023	2,700,000	1,458,000
Williams Cos., Inc.
5.75%, 06/24/2044	5,000,000	2,807,835

		7,365,427

Total Corporate Debt Securities (Cost $11,408,955)		8,497,681

	Shares	Value
SECURITIES LENDING COLLATERAL - 14.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.45% (G)	71,235,779	71,235,779

Total Securities Lending Collateral (Cost $71,235,779)		71,235,779

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2016 Form N-Q

Transamerica MLP & Energy Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 12.4%

State Street Bank & Trust Co. 0.03% (G), dated 01/29/2016, to be repurchased at $60,637,602 on 02/01/2016. Collateralized by a U.S. Government Obligation, 2.88%, due 03/31/2018, and with a value of $61,850,294.

	$ 60,637,450	$ 60,637,450

Total Repurchase Agreement (Cost $60,637,450)		60,637,450

Total Investments (Cost $758,463,627) (H)		551,192,315
Net Other Assets (Liabilities) - (13.0)%		(63,379,642)

Net Assets - 100.0%		$ 487,812,673

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price		Expiration Date	Number of Contracts	Premiums (Received)	Value
Call - Kinder Morgan, Inc.	USD	17.50	02/19/2016	1,250	$(54,347)	$ (55,000)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at January 31, 2016
ASSETS
Investments
Common Stocks	$225,080,276	$—	$—	$225,080,276
Convertible Preferred Stocks	11,881,250	—	—	11,881,250
Master Limited Partnerships	173,859,879	—	—	173,859,879
Corporate Debt Securities	—	8,497,681	—	8,497,681
Securities Lending Collateral	71,235,779	—	—	71,235,779
Repurchase Agreement	—	60,637,450	—	60,637,450

Total Investments	$482,057,184	$69,135,131	$—	$551,192,315

LIABILITIES
Other Financial Instruments
Exchange-Traded Options Written	$(55,000)	$—	$—	$(55,000)

Total Other Financial Instruments	$(55,000)	$—	$—	$(55,000)

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2016 Form N-Q

Transamerica MLP & Energy Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $69,529,413. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the total aggregate value of 144A securities is $2,626,999, representing 0.5% of the Fund’s net assets.

(D)	Security in default.
(E)	Illiquid security. Total aggregate value of illiquid securities is $333,679, representing 0.1% of the Fund’s net assets.
(F)

Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(G)	Rate disclosed reflects the yield at January 31, 2016.
(H)

Aggregate cost for federal income tax purposes is $758,463,627. Aggregate gross unrealized appreciation and depreciation for all securities is $2,043,601 and $209,314,913, respectively. Net unrealized depreciation for tax purposes is $207,271,312.

(I)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2016 Form N-Q

Transamerica Money Market

SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Principal	Value
CERTIFICATES OF DEPOSIT - 10.9%
Banks - 10.9%
Bank of Nova Scotia
0.58%, 06/10/2016 (A)	$ 2,250,000	$ 2,250,000
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.93%, 06/22/2016 (A)	4,500,000	4,500,000
Citibank
0.50%, 04/11/2016 (A)	5,000,000	5,000,000
Mizuho Bank, Ltd.
0.63%, 02/04/2016 (A)	3,750,000	3,750,000
Sumitomo Mitsui Banking Corp.
0.64%, 03/02/2016 (A)	3,500,000	3,500,000
Svenska Handelsbanken AB
0.62%, 05/24/2016 (A)	2,500,000	2,500,040
Wells Fargo Bank NA
0.59%, 03/08/2016 (A)	2,000,000	2,000,058

Total Certificates of Deposit (Cost $23,500,098)		23,500,098

CORPORATE DEBT SECURITIES - 3.7%
Banks - 1.9%
Bank of America NA
0.45%, 04/01/2016	4,000,000	4,000,000

Capital Markets - 1.8%
Goldman Sachs & Co.
0.66%, 05/13/2016 (B)	4,000,000	4,000,000

Total Corporate Debt Securities (Cost $8,000,000)		8,000,000

COMMERCIAL PAPER - 70.2%
Automobiles - 1.8%
American Honda Finance Corp.
0.52%, 04/21/2016 (A)	4,000,000	3,995,262

Banks - 24.8%
Australia & New Zealand Banking Group, Ltd.
0.64%, 05/23/2016 (A)	4,000,000	4,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.38%, 02/02/2016 (A)	4,500,000	4,499,857
Barclays Bank PLC
0.01%, 04/25/2016 (A)	7,500,000	7,500,000
Bedford Row Funding Corp.
0.57%, 03/18/2016 (A)	3,500,000	3,500,000
Commonwealth Bank of Australia
0.83%, 06/23/2016 (A)	5,000,000	4,983,285
HSBC USA, Inc.
0.45%, 04/19/2016 (A)	1,000,000	999,000
JPMorgan Securities LLC
0.62%, 07/22/2016 (A)	2,000,000	1,994,007
Korea Development Bank
0.72%, 05/23/2016 (A)	3,000,000	2,993,160
Natixis
0.26%, 02/01/2016 (A)	9,000,000	8,999,870
Standard Chartered Bank
0.49%, 02/22/2016 (A)	3,000,000	2,999,061
0.65%, 04/04/2016 (A)	4,000,000	3,995,305
US Bank NA
0.20%, 02/01/2016 (A)	7,200,000	7,200,000

		53,663,545

	Principal	Value
COMMERCIAL PAPER (continued)
Capital Markets - 4.1%
Cedar Springs Capital Co. LLC
0.55%, 02/02/2016 (A)	$ 2,000,000	$ 1,999,909
0.61%, 02/19/2016 (A)	2,000,000	1,999,322
0.65%, 04/07/2016 - 04/20/2016 (A)	5,000,000	4,993,509

		8,992,740

Diversified Financial Services - 32.1%
CAFCO LLC
0.47%, 03/18/2016 (A)	4,000,000	3,997,493
Cancara Asset Securitisation LLC
0.47%, 02/05/2016 (A)	6,000,000	5,999,530
0.63%, 04/01/2016 (A)	2,500,000	2,497,287
Ciesco LLC
0.47%, 02/16/2016 (A)	5,000,000	4,998,890
0.50%, 02/16/2016 (A)	2,000,000	1,999,528
Collateralized Commercial Paper II Co. LLC
0.47%, 04/22/2016 (A)	2,500,000	2,497,291
0.53%, 03/07/2016 (A)	4,000,000	3,997,862
Credit Suisse
0.54%, 03/16/2016 (A)	4,000,000	3,997,240
ING Funding LLC
0.59%, 04/05/2016 (A)	4,500,000	4,495,132
Jupiter Securitization Co. LLC
0.50%, 02/11/2016 - 05/03/2016 (A)	7,000,000	6,994,848
Liberty Street Funding LLC
0.48%, 04/12/2016 (A)	1,000,000	999,027
0.60%, 04/13/2016 (A)	3,250,000	3,245,992
Mont Blanc Capital Corp.
0.62%, 04/13/2016 (A)	5,000,000	4,993,628
Nieuw Amsterdam Receivables Corp.
0.50%, 03/03/2016 (A)	4,000,000	3,998,167
0.69%, 04/01/2016 (A)	5,000,000	4,994,058
Sheffield Receivable
0.65%, 03/03/2016 (A)	4,000,000	3,997,617
South Carolina Fuel Co., Inc.
0.62%, 02/03/2016 (A)	900,000	899,938
Victory Receivables Corp.
0.52%, 04/01/2016 (A)	5,000,000	4,995,522

		69,599,050

Electric Utilities - 0.9%
Duke Energy Corp.
0.86%, 03/01/2016 (A)	950,000	949,296
Southern Co.
0.70%, 02/08/2016 (A)	900,000	899,843

		1,849,139

Multi-Utilities - 0.2%
Dominion Resources, Inc.
0.77%, 03/08/2016 (A)	500,000	499,594

Oil, Gas & Consumable Fuels - 0.9%
Devon Energy Corp.
0.80%, 02/19/2016 (A)	1,000,000	999,556
Spectra Energy Capital LLC
0.85%, 02/23/2016 (A)	1,000,000	999,433

		1,998,989

Real Estate Investment Trusts - 1.2%
ERP Operating, LP
1.05%, 02/01/2016 (A)	1,000,000	999,950
Simon Property Group LP
0.45%, 02/22/2016 (A)	1,500,000	1,499,597

		2,499,547

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2016 Form N-Q

Transamerica Money Market

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
COMMERCIAL PAPER (continued)
Software - 4.2%
Manhattan Asset Funding Co. LLC
0.47%, 02/26/2016 (A)	$ 1,000,000	$ 999,647
0.48%, 02/10/2016 (A)	3,000,000	2,999,560
0.70%, 04/04/2016 (A)	5,000,000	4,993,681

		8,992,888

Total Commercial Paper (Cost $152,090,754)		152,090,754

REPURCHASE AGREEMENTS - 15.2%
Bank of America NA 0.82% (A) (C), dated 01/15/2016, to be repurchased at $3,757,830 on 04/14/2016. Collateralized by an Asset-Backed Security, 0.99%, due 07/25/2041, and with a value of $4,012,501. (B)	3,750,000	3,750,000
Barclays Capital, Inc. 0.34% (A), dated 01/29/2016, to be repurchased at $13,400,380 on 02/01/2016. Collateralized by Foreign Government Obligations and U.S. Government Agency Obligations, Zero Coupon - 5.62%, due 07/28/2017 - 12/20/2065, and with a total value of $13,668,436.	13,400,000	13,400,000
Goldman Sachs & Co. 0.32% (A), dated 01/29/2016, to be repurchased at $5,800,155 on 02/01/2016. Collateralized by a Foreign Government Obligation, 0.50%, due 05/16/2016, and with a value of $5,916,890.	5,800,000	5,800,000
Jefferies LLC 0.50% (A), dated 01/29/2016, to be repurchased at $10,000,417 on 02/01/2016. Collateralized by U.S. Government Agency Obligations, 3.45% - 3.50%, due 09/01/2043 - 09/01/2045, and with a total value of $10,200,001.	10,000,000	10,000,000

Total Repurchase Agreements (Cost $32,950,000)		32,950,000

Total Investments (Cost $216,540,852) (D)		216,540,852
Net Other Assets (Liabilities) - (0.0)%		(38,258)

Net Assets - 100.0%		$ 216,502,594

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2016 Form N-Q

Transamerica Money Market

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at January 31, 2016
ASSETS
Investments
Certificates of Deposit	$—	$23,500,098	$—	$23,500,098
Corporate Debt Securities	—	8,000,000	—	8,000,000
Commercial Paper	—	152,090,754	—	152,090,754
Repurchase Agreements	—	32,950,000	—	32,950,000

Total Investments	$—	$216,540,852	$—	$216,540,852

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at January 31, 2016.
(B)	Illiquid security. Total aggregate value of illiquid securities is $7,750,000, representing 3.6% of the Fund’s net assets.
(C)	Open maturity repurchase agreement. Both the Fund and counterparty have the right to terminate the repurchase agreement at any time.
(D)	Aggregate cost for federal income tax purposes is $216,540,852.
(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2016 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 59.0%
Aerospace & Defense - 1.8%
Honeywell International, Inc.	37,175	$ 3,836,460
L-3 Communications Holdings, Inc.	13,469	1,573,718
Northrop Grumman Corp.	6,463	1,196,043
United Technologies Corp.	47,962	4,205,788

		10,812,009

Airlines - 0.4%
Delta Air Lines, Inc.	21,422	948,781
United Continental Holdings, Inc. (A)	33,644	1,624,332

		2,573,113

Auto Components - 0.1%
Johnson Controls, Inc.	4,925	176,660
Magna International, Inc., Class A	4,014	138,844

		315,504

Automobiles - 0.2%
Ford Motor Co.	79,215	945,827
General Motors Co.	12,808	379,629

		1,325,456

Banks - 3.1%
Bank of America Corp.	342,714	4,845,976
BB&T Corp.	8,354	272,842
Citigroup, Inc.	113,993	4,853,822
Fifth Third Bancorp	15,608	246,606
KeyCorp	51,852	578,668
SVB Financial Group (A)	3,221	326,352
Wells Fargo & Co.	144,196	7,242,965

		18,367,231

Beverages - 2.0%
Boston Beer Co., Inc., Class A (A) (B)	2,823	506,023
Coca-Cola Co.	51,633	2,216,089
Constellation Brands, Inc., Class A	10,267	1,565,512
Dr. Pepper Snapple Group, Inc.	3,874	363,536
Molson Coors Brewing Co., Class B	25,513	2,308,416
PepsiCo, Inc.	50,331	4,997,868

		11,957,444

Biotechnology - 1.9%
Alexion Pharmaceuticals, Inc. (A)	7,963	1,162,041
Biogen, Inc. (A)	10,149	2,771,286
BioMarin Pharmaceutical, Inc. (A)	5,144	380,759
Celgene Corp. (A)	32,692	3,279,661
Gilead Sciences, Inc.	33,584	2,787,472
Regeneron Pharmaceuticals, Inc., Class A (A)	362	152,072
Vertex Pharmaceuticals, Inc. (A)	10,229	928,282

		11,461,573

Building Products - 0.3%
Allegion PLC	13,182	798,302
Masco Corp.	39,903	1,053,040

		1,851,342

Capital Markets - 1.7%
Ameriprise Financial, Inc.	3,112	282,103
Bank of New York Mellon Corp.	8,916	322,938

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
BlackRock, Inc., Class A	4,177	$ 1,312,664
Charles Schwab Corp.	58,044	1,481,863
Goldman Sachs Group, Inc.	6,933	1,120,095
Invesco, Ltd.	56,538	1,692,182
Morgan Stanley	92,995	2,406,711
State Street Corp.	21,604	1,203,991
TD Ameritrade Holding Corp.	3,998	110,265

		9,932,812

Chemicals - 1.0%
Axiall Corp.	10,993	197,105
Dow Chemical Co.	38,407	1,613,094
E.I. du Pont de Nemours & Co.	34,522	1,821,381
Eastman Chemical Co.	12,861	787,222
Monsanto Co.	1,874	169,784
Mosaic Co.	48,244	1,162,680

		5,751,266

Communications Equipment - 0.4%
Cisco Systems, Inc.	88,608	2,107,985
QUALCOMM, Inc.	6,074	275,395

		2,383,380

Construction & Engineering - 0.2%
Fluor Corp.	30,622	1,374,622

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	4,385	550,668

Consumer Finance - 0.4%
Capital One Financial Corp.	9,760	640,451
Discover Financial Services	16,287	745,782
Synchrony Financial (A)	32,415	921,234

		2,307,467

Containers & Packaging - 0.3%
Crown Holdings, Inc. (A)	24,896	1,142,229
Sealed Air Corp., Class A	4,217	170,915
WestRock Co.	16,566	584,448

		1,897,592

Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc., Class B (A)	35,851	4,652,384
Intercontinental Exchange, Inc.	6,577	1,735,013

		6,387,397

Diversified Telecommunication Services - 1.0%
AT&T, Inc.	112,338	4,050,908
Verizon Communications, Inc.	33,695	1,683,739

		5,734,647

Electric Utilities - 1.8%
American Electric Power Co., Inc.	22,087	1,346,644
Edison International	36,129	2,232,772
NextEra Energy, Inc.	20,640	2,305,695
PPL Corp.	70,688	2,478,321
Xcel Energy, Inc. (B)	56,682	2,166,386

		10,529,818

Electrical Equipment - 0.4%
Eaton Corp. PLC	42,475	2,145,412

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	3,497	173,346

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2016 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
Corning, Inc.	15,488	$ 288,232
TE Connectivity, Ltd.	34,175	1,953,443

		2,415,021

Energy Equipment & Services - 0.4%
Baker Hughes, Inc.	11,015	479,263
Halliburton Co.	28,941	920,034
National Oilwell Varco, Inc.	8,202	266,893
Schlumberger, Ltd.	13,177	952,302

		2,618,492

Food & Staples Retailing - 0.5%
Costco Wholesale Corp.	15,683	2,370,015
CVS Health Corp.	872	84,226
Kroger Co.	19,291	748,684
Wal-Mart Stores, Inc.	677	44,926

		3,247,851

Food Products - 0.9%
Archer-Daniels-Midland Co.	11,016	389,416
Hershey Co.	14,673	1,292,838
Mead Johnson Nutrition Co., Class A	1,560	113,084
Mondelez International, Inc., Class A	82,655	3,562,431

		5,357,769

Gas Utilities - 0.0% (C)
Questar Corp.	8,636	176,088

Health Care Equipment & Supplies - 0.9%
Abbott Laboratories	61,518	2,328,456
Boston Scientific Corp. (A)	123,052	2,157,102
Stryker Corp.	9,333	925,367

		5,410,925

Health Care Providers & Services - 2.2%
Aetna, Inc.	18,984	1,933,331
Cigna Corp.	5,405	722,108
Express Scripts Holding Co. (A)	12,720	914,186
HCA Holdings, Inc. (A)	2,727	189,745
Humana, Inc., Class A	10,803	1,758,620
McKesson Corp.	20,789	3,346,613
Quest Diagnostics, Inc.	3,735	245,278
UnitedHealth Group, Inc.	32,471	3,739,360

		12,849,241

Hotels, Restaurants & Leisure - 0.7%
Chipotle Mexican Grill, Inc., Class A (A) (B)	408	184,812
Dunkin’ Brands Group, Inc. (B)	3,790	149,175
Royal Caribbean Cruises, Ltd., Class A (B)	17,443	1,429,628
Starbucks Corp.	34,269	2,082,527
Yum! Brands, Inc.	4,097	296,500

		4,142,642

Household Durables - 0.5%
D.R. Horton, Inc.	30,149	829,399
Harman International Industries, Inc.	12,629	939,471
PulteGroup, Inc. (B)	44,207	740,909
Toll Brothers, Inc. (A)	10,970	302,992

		2,812,771

Household Products - 1.2%
Kimberly-Clark Corp.	24,157	3,102,242
Procter & Gamble Co.	50,056	4,089,075

		7,191,317

	Shares	Value
COMMON STOCKS (continued)
Industrial Conglomerates - 0.6%
Danaher Corp.	6,308	$ 546,588
General Electric Co.	109,431	3,184,442

		3,731,030

Insurance - 1.6%
American International Group, Inc.	26,111	1,474,749
Arthur J. Gallagher & Co.	8,622	324,532
Chubb, Ltd.	28,026	3,168,900
Lincoln National Corp.	4,979	196,471
MetLife, Inc.	68,577	3,061,963
Prudential Financial, Inc.	7,396	518,312
XL Group PLC, Class A	20,510	743,693

		9,488,620

Internet & Catalog Retail - 0.8%
Amazon.com, Inc. (A)	8,471	4,972,477

Internet Software & Services - 3.0%
Alphabet, Inc., Class A (A)	7,009	5,336,302
Alphabet, Inc., Class C	7,226	5,368,557
Facebook, Inc., Class A (A)	62,397	7,001,567

		17,706,426

IT Services - 2.3%
Accenture PLC, Class A	46,562	4,914,154
Automatic Data Processing, Inc.	2,533	210,467
Cognizant Technology Solutions Corp., Class A (A)	42,931	2,717,962
Fidelity National Information Services, Inc.	26,029	1,554,712
Global Payments, Inc.	2,976	175,435
MasterCard, Inc., Class A	3,846	342,409
Vantiv, Inc., Class A (A)	7,616	358,333
Visa, Inc., Class A (B)	47,462	3,535,444

		13,808,916

Life Sciences Tools & Services - 0.3%
Illumina, Inc. (A) (B)	3,993	630,694
Thermo Fisher Scientific, Inc.	9,379	1,238,591

		1,869,285

Machinery - 1.1%
Caterpillar, Inc. (B)	2,379	148,069
Cummins, Inc.	13,417	1,206,054
Deere & Co. (B)	4,924	379,197
Ingersoll-Rand PLC	8,441	434,458
PACCAR, Inc.	37,995	1,864,415
Parker-Hannifin Corp.	10,245	995,404
Snap-on, Inc.	1,316	212,613
Stanley Black & Decker, Inc.	16,066	1,515,667

		6,755,877

Media - 2.8%
CBS Corp., Class B	27,795	1,320,262
Charter Communications, Inc., Class A (A) (B)	8,582	1,470,612
Comcast Corp., Class A	76,983	4,288,723
DISH Network Corp., Class A (A)	20,978	1,012,608
Time Warner Cable, Inc.	4,818	876,924
Time Warner, Inc.	57,157	4,026,139
Twenty-First Century Fox, Inc., Class A	125,130	3,374,756

		16,370,024

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2016 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining - 0.1%
Newmont Mining Corp.	10,239	$ 204,370
U.S. Steel Corp. (B)	10,942	76,594

		280,964

Multi-Utilities - 0.1%
CenterPoint Energy, Inc. (B)	52	929
CMS Energy Corp. (B)	12,037	467,999
Public Service Enterprise Group, Inc.	8,348	344,772

		813,700

Multiline Retail - 0.5%
Dollar General Corp.	22,326	1,675,790
Target Corp.	19,639	1,422,256

		3,098,046

Oil, Gas & Consumable Fuels - 3.5%
Cabot Oil & Gas Corp. (B)	43,730	907,397
Chevron Corp.	51,504	4,453,551
Columbia Pipeline Group, Inc.	50,103	929,411
Diamondback Energy, Inc. (A) (B)	2,320	175,276
Energen Corp. (B)	1,705	60,135
EOG Resources, Inc.	19,083	1,355,275
EQT Corp.	10,954	676,300
Exxon Mobil Corp.	71,649	5,577,874
Kinder Morgan, Inc.	19,526	321,203
Marathon Petroleum Corp.	11,587	484,221
Occidental Petroleum Corp.	43,196	2,973,181
Phillips 66	1,333	106,840
Pioneer Natural Resources Co.	12,554	1,556,068
Valero Energy Corp.	22,066	1,497,619

		21,074,351

Personal Products - 0.1%
Estee Lauder Cos., Inc., Class A	4,535	386,609

Pharmaceuticals - 3.7%
Allergan PLC (A)	12,732	3,621,363
Bristol-Myers Squibb Co.	72,139	4,484,160
Eli Lilly & Co.	47,312	3,742,379
Johnson & Johnson	35,238	3,680,257
Merck & Co., Inc.	23,208	1,175,949
Mylan NV (A)	7,860	414,144
Pfizer, Inc.	152,262	4,642,468
Valeant Pharmaceuticals International, Inc. (A)	4,902	442,259

		22,202,979

Professional Services - 0.1%
Equifax, Inc.	6,208	656,806

Real Estate Investment Trusts - 1.5%
American Tower Corp., Class A	8,842	834,154
AvalonBay Communities, Inc.	8,698	1,491,620
Boston Properties, Inc.	5,972	694,006
DiamondRock Hospitality Co.	31,122	258,313
Equinix, Inc.	2,459	763,692
Essex Property Trust, Inc.	1,719	366,336
General Growth Properties, Inc.	28,879	809,767
Kimco Realty Corp.	20,396	554,567
LaSalle Hotel Properties (B)	14,658	324,821
Liberty Property Trust, Series C	14,967	438,833
Prologis, Inc., Class A	29,160	1,150,945
Public Storage	1,057	268,013
Simon Property Group, Inc.	2,141	398,826

	Shares	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
SL Green Realty Corp.	5,513	$ 532,611
Vornado Realty Trust, Class A	1,820	160,997

		9,047,501

Road & Rail - 0.9%
Canadian Pacific Railway, Ltd.	9,204	1,101,995
CSX Corp.	43,608	1,003,856
Union Pacific Corp.	43,395	3,124,440

		5,230,291

Semiconductors & Semiconductor Equipment - 1.8%
Analog Devices, Inc., Class A	3,404	183,339
Applied Materials, Inc., Class A	88	1,553
Avago Technologies, Ltd., Class A (B)	26,181	3,500,662
Broadcom Corp., Class A	11,538	630,782
KLA-Tencor Corp.	3,698	247,729
Lam Research Corp.	37,542	2,695,140
Marvell Technology Group, Ltd.	26,098	230,967
NXP Semiconductors NV (A)	6,075	454,289
Qorvo, Inc. (A)	3,941	156,064
Texas Instruments, Inc.	52,160	2,760,829

		10,861,354

Software - 2.6%
Adobe Systems, Inc. (A)	38,463	3,428,207
Microsoft Corp.	205,838	11,339,616
Oracle Corp.	18,091	656,884

		15,424,707

Specialty Retail - 2.3%
AutoNation, Inc. (A)	5,944	257,078
AutoZone, Inc. (A)	290	222,543
Best Buy Co., Inc.	22,700	634,011
Home Depot, Inc.	39,925	5,020,968
Lowe’s Cos., Inc.	52,572	3,767,310
O’Reilly Automotive, Inc. (A)	1,400	365,260
Ross Stores, Inc.	3,596	202,311
Tiffany & Co. (B)	7,022	448,284
TJX Cos., Inc.	35,615	2,537,213

		13,454,978

Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	118,978	11,581,318
Hewlett Packard Enterprise Co.	47,733	656,806
HP, Inc.	92,525	898,418

		13,136,542

Textiles, Apparel & Luxury Goods - 0.5%
lululemon athletica, Inc. (A) (B)	2,314	143,630
PVH Corp.	1,697	124,526
Ralph Lauren Corp., Class A (B)	6,243	702,338
VF Corp.	27,722	1,735,397

		2,705,891

Tobacco - 0.7%
Philip Morris International, Inc.	45,726	4,115,797

Water Utilities - 0.0% (C)
American Water Works Co., Inc.	3,074	199,533

Wireless Telecommunication Services - 0.0% (C)
T-Mobile US, Inc. (A)	4,136	166,060

Total Common Stocks (Cost $298,476,347)		351,439,634

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2016 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Shares	Value
PREFERRED STOCKS - 0.1%
Banks - 0.1%
Citigroup Capital XIII
6.98% (D)	12,963	$ 331,464

Capital Markets - 0.0% (C)
State Street Corp.
Series D, 5.90% (D)	3,072	82,637

Electric Utilities - 0.0% (C)
SCE Trust III
5.75% (D)	960	25,545

Total Preferred Stocks (Cost $456,527)		439,646

	Principal	Value
ASSET-BACKED SECURITIES - 2.3%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A
5.56%, 07/15/2059 (E)	$ 501,665	558,244
American Tower Trust I
Series 2013-1A, Class 1A
1.55%, 03/15/2043 (E)	655,000	645,098
BlueMountain CLO, Ltd.
Series 2015-2A, Class A1
2.05%, 07/18/2027 (D) (E)	755,000	742,332
BXG Receivables Note Trust
Series 2015-A, Class A
2.88%, 05/02/2030 (E)	435,731	436,615
Chrysler Capital Auto Receivables Trust
Series 2013-BA, Class C
2.24%, 09/16/2019 (E)	60,000	59,859
Series 2014-AA, Class C
2.28%, 11/15/2019 (E)	95,000	95,216
Credit Acceptance Auto Loan Trust
Series 2013-1A, Class A
1.21%, 10/15/2020 (E)	15,079	15,075
Ford Credit Floorplan Master Owner Trust
Series 2012-2, Class D
3.50%, 01/15/2019	100,000	101,759
Series 2012-5, Class C
2.14%, 09/15/2019	100,000	100,568
HSBC Home Equity Loan Trust
Series 2006-3, Class M1
0.69%, 03/20/2036 (D)	775,000	759,586
ICG US CLO, Ltd.
Series 2014-1A, Class A1
1.77%, 04/20/2026 (D) (E)	765,000	746,375
MVW Owner Trust
Series 2014-1A, Class A
2.25%, 09/22/2031 (E)	452,365	452,291
NRZ Advance Receivables Trust Advance Receivables Backed
Series 2015-T4, Class AT4
3.20%, 11/15/2047 (E)	1,070,000	1,070,920
OCP CLO, Ltd.
Series 2015-8A, Class A1
2.15%, 04/17/2027 (D) (E)	750,000	735,706
Ocwen Master Advance Receivables Trust
Series 2015-T3, Class AT3
3.21%, 11/15/2047 (E)	1,100,000	1,102,328
Palmer Square CLO, Ltd.
Series 2015-2A, Class A1A
2.12%, 07/20/2027 (D) (E)	790,000	775,138

	Principal	Value
ASSET-BACKED SECURITIES (continued)
SBA Tower Trust
Series 2014-1A, Class C
2.90%, 10/15/2044 (D) (E)	$ 1,446,000	$ 1,449,739
Sierra Timeshare Receivables Funding LLC
Series 2013-3A, Class B
2.70%, 10/20/2030 (E)	129,489	129,791
Series 2014-1A, Class A
2.07%, 03/20/2030 (E)	314,502	312,912
Series 2014-2A, Class A
2.05%, 06/20/2031 (E)	287,322	288,409
Series 2014-3A, Class A
2.30%, 10/20/2031 (E)	297,890	298,380
Series 2015-1A, Class A
2.40%, 03/22/2032 (E)	228,590	228,658
Series 2015-1A, Class B
3.05%, 03/22/2032 (E)	237,613	237,855
Silverleaf Finance XVIII LLC
Series 2014-A, Class A
2.81%, 01/15/2027 (E)	309,655	308,103
SLM Private Education Loan Trust
Series 2011-B, Class A3
2.68%, 06/16/2042 (D) (E)	100,000	101,632
SolarCity LMC Series III LLC
Series 2014-2, Class A
4.02%, 07/20/2044 (E)	475,088	454,422
SpringCastle America Funding LLC
Series 2014-AA, Class A
2.70%, 05/25/2023 (E)	299,942	299,824
Trafigura Securitisation Finance PLC
Series 2014-1A, Class A
1.38%, 10/15/2021 (D) (E)	1,250,000	1,232,092

Total Asset-Backed Securities (Cost $13,836,258)		13,738,927

CORPORATE DEBT SECURITIES - 15.0%
Aerospace & Defense - 0.1%
Exelis, Inc.
5.55%, 10/01/2021	480,000	532,714

Air Freight & Logistics - 0.1%
FedEx Corp.
4.90%, 01/15/2034	225,000	232,665
5.10%, 01/15/2044	160,000	164,816

		397,481

Airlines - 0.3%
American Airlines Pass-Through Trust
3.70%, 04/01/2028	541,549	540,872
United Airlines Pass-Through Trust
3.75%, 03/03/2028	975,000	985,969

		1,526,841

Auto Components - 0.1%
BorgWarner, Inc.
3.38%, 03/15/2025	345,000	327,967

Automobiles - 0.2%
Ford Motor Credit Co. LLC
4.38%, 08/06/2023	540,000	551,297
General Motors Co.
4.88%, 10/02/2023	555,000	559,187
6.25%, 10/02/2043	65,000	65,298

		1,175,782

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2016 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks - 2.6%
Bank of America Corp.
2.60%, 01/15/2019	$ 189,000	$ 189,744
4.10%, 07/24/2023	154,000	158,385
5.42%, 03/15/2017	700,000	726,577
5.75%, 12/01/2017	250,000	265,894
Barclays Bank PLC
10.18%, 06/12/2021 (E)	1,640,000	2,182,022
Branch Banking & Trust Co.
3.80%, 10/30/2026	355,000	366,684
Citigroup, Inc.
1.70%, 04/27/2018	932,000	925,557
3.38%, 03/01/2023	163,000	162,879
4.95%, 11/07/2043	60,000	62,205
6.68%, 09/13/2043	60,000	71,714
Cooperatieve Rabobank UA
2.25%, 01/14/2019	250,000	252,119
11.00%, 06/30/2019 (D) (E) (F)	1,545,000	1,881,347
First Horizon National Corp.
3.50%, 12/15/2020	410,000	409,333
HSBC Bank Brasil SA - Banco Multiplo
4.00%, 05/11/2016, MTN (E)	610,000	612,318
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (E)	590,000	565,871
JPMorgan Chase & Co.
2.00%, 08/15/2017	1,040,000	1,046,358
3.25%, 09/23/2022	833,000	838,824
4.85%, 02/01/2044 (B)	60,000	63,663
6.75%, 02/01/2024 (D) (F)	48,000	51,960
JPMorgan Chase Bank NA
6.00%, 10/01/2017	400,000	425,968
Korea Development Bank
3.50%, 08/22/2017	515,000	530,882
Macquarie Bank, Ltd.
1.65%, 03/24/2017 (E)	285,000	285,126
Nordea Bank AB
4.25%, 09/21/2022 (E)	1,790,000	1,865,280
Royal Bank of Scotland Group PLC
6.00%, 12/19/2023	215,000	227,965
6.40%, 10/21/2019	140,000	156,230
Societe Generale SA
5.00%, 01/17/2024 (B) (E)	415,000	416,930
Wells Fargo & Co.
2.15%, 01/15/2019	111,000	111,931
4.13%, 08/15/2023	398,000	416,215
5.38%, 11/02/2043	220,000	237,074
5.90%, 06/15/2024 (D) (F)	139,000	140,216

		15,647,271

Beverages - 0.1%
Anheuser-Busch InBev Finance, Inc.
3.70%, 02/01/2024	215,000	222,295
Anheuser-Busch InBev Worldwide, Inc.
7.75%, 01/15/2019	260,000	301,111

		523,406

Biotechnology - 0.5%
AbbVie, Inc.
4.40%, 11/06/2042	610,000	571,353
Amgen, Inc.
5.65%, 06/15/2042	100,000	108,703
Celgene Corp.
3.55%, 08/15/2022	655,000	664,442

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology (continued)
3.88%, 08/15/2025	$ 1,005,000	$ 1,014,530
Gilead Sciences, Inc.
3.65%, 03/01/2026	395,000	403,496

		2,762,524

Building Products - 0.0% (C)
Owens Corning
4.20%, 12/15/2022	135,000	136,844

Capital Markets - 1.5%
Ameriprise Financial, Inc.
3.70%, 10/15/2024 (B)	720,000	740,493
Bank of New York Mellon Corp.
2.10%, 01/15/2019, MTN	155,000	156,198
Deutsche Bank AG
1.68%, 08/20/2020 (D)	245,000	245,182
6.00%, 09/01/2017	490,000	519,961
Goldman Sachs Group, Inc.
3.63%, 02/07/2016	385,000	385,112
4.25%, 10/21/2025	735,000	732,588
6.25%, 02/01/2041	60,000	71,143
6.75%, 10/01/2037	65,000	75,039
7.50%, 02/15/2019, MTN	645,000	734,879
Macquarie Group, Ltd.
6.25%, 01/14/2021 (E)	955,000	1,077,526
Morgan Stanley
5.00%, 11/24/2025	530,000	558,890
7.30%, 05/13/2019, MTN	1,530,000	1,753,343
Oaktree Capital Management, LP
6.75%, 12/02/2019 (E)	545,000	625,662
UBS AG
7.63%, 08/17/2022	730,000	826,389
UBS Group Funding Jersey, Ltd.
4.13%, 09/24/2025 (E)	437,000	437,745

		8,940,150

Chemicals - 0.1%
LyondellBasell Industries NV
5.00%, 04/15/2019	420,000	443,184
Monsanto Co.
4.40%, 07/15/2044	375,000	302,961

		746,145

Commercial Services & Supplies - 0.5%
ERAC USA Finance LLC
3.85%, 11/15/2024 (E)	560,000	565,356
General Electric Co.
5.00%, 01/21/2021 (D) (F)	2,006,000	2,061,165
Hutchison Whampoa International 14, Ltd.
1.63%, 10/31/2017 (E)	340,000	339,558

		2,966,079

Communications Equipment - 0.0% (C)
Cisco Systems, Inc.
2.13%, 03/01/2019	175,000	178,259

Construction Materials - 0.2%
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	945,000	943,771

Consumer Finance - 0.1%
Discover Financial Services
3.85%, 11/21/2022	605,000	617,660

Containers & Packaging - 0.1%
International Paper Co.
4.75%, 02/15/2022	520,000	558,222

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2016 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services - 0.2%
Credit Suisse Group Funding Guernsey, Ltd.
2.75%, 03/26/2020	$ 1,045,000	$ 1,037,419
General Electric Capital Corp.
6.88%, 01/10/2039, MTN	65,000	89,398
MassMutual Global Funding II
2.35%, 04/09/2019 (E)	200,000	203,369

		1,330,186

Diversified Telecommunication Services - 0.6%
AT&T, Inc.
2.45%, 06/30/2020	1,015,000	1,003,726
3.40%, 05/15/2025	530,000	507,754
4.35%, 06/15/2045	225,000	187,188
Intelsat Jackson Holdings SA
7.25%, 04/01/2019	170,000	154,275
Sprint Capital Corp.
6.88%, 11/15/2028	135,000	88,931
Verizon Communications, Inc.
3.45%, 03/15/2021	575,000	594,060
4.50%, 09/15/2020	140,000	151,585
5.15%, 09/15/2023	515,000	569,745
6.55%, 09/15/2043	439,000	512,513

		3,769,777

Electric Utilities - 0.6%
Appalachian Power Co.
3.40%, 06/01/2025	450,000	450,891
CenterPoint Energy Houston Electric LLC
4.50%, 04/01/2044	210,000	225,554
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	125,000	134,754
8.88%, 11/15/2018	28,000	32,925
Commonwealth Edison Co.
4.70%, 01/15/2044	135,000	146,752
Duke Energy Carolinas LLC
4.25%, 12/15/2041	134,000	137,039
Duke Energy Corp.
3.75%, 04/15/2024	35,000	35,644
Entergy Arkansas, Inc.
3.70%, 06/01/2024	206,000	216,681
Georgia Power Co.
3.00%, 04/15/2016	395,000	396,740
Jersey Central Power & Light Co.
7.35%, 02/01/2019	116,000	130,822
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 (E)	410,000	442,284
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	42,000	44,717
5.30%, 06/01/2042	75,000	81,856
Pacific Gas & Electric Co.
4.75%, 02/15/2044	62,000	66,473
PacifiCorp
3.60%, 04/01/2024 (B)	425,000	447,358
5.75%, 04/01/2037	125,000	150,050
Progress Energy, Inc.
4.88%, 12/01/2019	21,000	22,811
Public Service Electric & Gas Co.
3.00%, 05/15/2025 (B)	455,000	462,171

		3,625,522

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services - 0.1%
Hiland Partners, LP / Hiland Partners Finance Corp.
7.25%, 10/01/2020 (E)	$ 315,000	$ 311,850
Schlumberger Holdings Corp.
3.00%, 12/21/2020 (E)	365,000	357,014
Schlumberger Investment SA
3.65%, 12/01/2023	105,000	105,843
Weatherford International, Ltd.
5.95%, 04/15/2042	120,000	66,600

		841,307

Food & Staples Retailing - 0.4%
CVS Health Corp.
2.25%, 08/12/2019	665,000	669,776
5.30%, 12/05/2043	42,000	45,410
Wal-Mart Stores, Inc.
4.00%, 04/11/2043	149,000	146,330
4.30%, 04/22/2044	415,000	429,898
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	707,000	707,143
Whole Foods Market, Inc.
5.20%, 12/03/2025 (E)	660,000	661,056

		2,659,613

Food Products - 0.1%
Kraft Heinz Foods Co.
2.80%, 07/02/2020 (E)	390,000	392,720
Mondelez International, Inc.
2.25%, 02/01/2019	200,000	201,707

		594,427

Health Care Equipment & Supplies - 0.1%
Becton Dickinson and Co.
2.68%, 12/15/2019	270,000	274,472
Boston Scientific Corp.
2.65%, 10/01/2018	187,000	189,424

		463,896

Health Care Providers & Services - 0.3%
Aetna, Inc.
4.75%, 03/15/2044	44,000	45,500
Anthem, Inc.
1.88%, 01/15/2018	239,000	238,549
2.30%, 07/15/2018	564,000	567,649
3.30%, 01/15/2023	75,000	74,046
Coventry Health Care, Inc.
5.45%, 06/15/2021	177,000	199,067
Express Scripts Holding Co.
4.75%, 11/15/2021	495,000	534,344
Tenet Healthcare Corp.
6.25%, 11/01/2018	165,000	174,487
UnitedHealth Group, Inc.
3.38%, 11/15/2021	61,000	63,917

		1,897,559

Household Products - 0.1%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020	330,000	330,412

Insurance - 1.6%
American International Group, Inc.
4.13%, 02/15/2024	436,000	435,888
8.18%, 05/15/2068 (D)	61,000	79,376

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2016 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Fidelity National Financial, Inc.
5.50%, 09/01/2022	$ 195,000	$ 211,961
Genworth Holdings, Inc.
7.63%, 09/24/2021	145,000	99,325
Hanover Insurance Group, Inc.
6.38%, 06/15/2021	1,195,000	1,369,730
Lincoln National Corp.
8.75%, 07/01/2019	790,000	951,508
Metropolitan Life Global Funding I
1.30%, 04/10/2017 (E)	640,000	640,412
3.88%, 04/11/2022 (E)	750,000	796,361
Pacific Life Insurance Co.
9.25%, 06/15/2039 (E)	705,000	1,032,884
Principal Financial Group, Inc.
8.88%, 05/15/2019	345,000	411,403
Prudential Financial, Inc.
5.38%, 06/21/2020, MTN	228,000	255,051
7.38%, 06/15/2019, MTN	189,000	219,679
Reinsurance Group of America, Inc.
3.18%, 12/15/2065 (D)	1,442,000	1,145,236
ZFS Finance USA Trust II
6.45%, 12/15/2065 (D) (E)	1,695,000	1,697,119

		9,345,933

IT Services - 0.1%
International Business Machines Corp.
3.63%, 02/12/2024 (B)	283,000	292,461
MasterCard, Inc.
2.00%, 04/01/2019	173,000	175,127
3.38%, 04/01/2024	111,000	114,889

		582,477

Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.
1.30%, 02/01/2017	670,000	667,863
2.40%, 02/01/2019	443,000	445,714
5.30%, 02/01/2044	23,000	24,684

		1,138,261

Machinery - 0.1%
Doosan Heavy Industries & Construction Co., Ltd.
2.13%, 04/27/2020 (E)	490,000	485,410

Media - 0.3%
CBS Corp.
4.63%, 05/15/2018	78,000	82,362
5.75%, 04/15/2020	62,000	68,880
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	400,000	370,500
Comcast Corp.
5.88%, 02/15/2018	313,000	341,244
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
4.60%, 02/15/2021	215,000	227,959
5.00%, 03/01/2021	115,000	125,126
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 (E) (F)	200,000	212,000
NBCUniversal Media LLC
4.38%, 04/01/2021	469,000	514,387
4.45%, 01/15/2043	159,000	156,309

		2,098,767

Metals & Mining - 0.1%
BHP Billiton Finance USA, Ltd.
3.85%, 09/30/2023 (B)	140,000	132,693

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	$ 140,000	$ 57,400
Novelis, Inc.
8.75%, 12/15/2020	250,000	227,225
Rio Tinto Finance USA PLC
2.88%, 08/21/2022 (B)	119,000	107,088

		524,406

Multi-Utilities - 0.1%
CMS Energy Corp.
3.88%, 03/01/2024	70,000	72,883
4.88%, 03/01/2044	152,000	157,704
PG&E Corp.
2.40%, 03/01/2019	87,000	87,464

		318,051

Oil, Gas & Consumable Fuels - 0.7%
Apache Corp.
4.25%, 01/15/2044	47,000	32,245
4.75%, 04/15/2043	65,000	47,795
BP Capital Markets PLC
2.24%, 05/10/2019	325,000	323,160
Energy Transfer Partners, LP
5.95%, 10/01/2043	120,000	89,947
EOG Resources, Inc.
2.45%, 04/01/2020	290,000	282,042
Exxon Mobil Corp.
1.82%, 03/15/2019	500,000	502,282
Husky Energy, Inc.
4.00%, 04/15/2024	140,000	113,358
Kerr-McGee Corp.
6.95%, 07/01/2024	150,000	148,866
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024	465,000	396,170
Laredo Petroleum, Inc.
7.38%, 05/01/2022 (B)	180,000	133,650
MEG Energy Corp.
6.50%, 03/15/2021 (E)	150,000	85,125
Murphy Oil Corp.
2.50%, 12/01/2017	250,000	210,011
Nexen Energy ULC
5.88%, 03/10/2035	10,000	10,912
Noble Energy, Inc.
6.00%, 03/01/2041	75,000	58,235
8.25%, 03/01/2019	139,000	151,325
Peabody Energy Corp.
6.25%, 11/15/2021	135,000	7,087
Petrobras Global Finance BV
6.25%, 03/17/2024	350,000	253,225
Petroleos Mexicanos
3.50%, 07/18/2018 - 01/30/2023	390,000	363,712
Range Resources Corp.
5.75%, 06/01/2021	40,000	33,000
Shell International Finance BV
2.00%, 11/15/2018	283,000	282,017
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023	120,000	115,904
4.63%, 03/01/2034	110,000	96,587
Western Gas Partners, LP
5.38%, 06/01/2021	225,000	210,049
Williams Cos., Inc.
3.70%, 01/15/2023	64,000	41,795
7.88%, 09/01/2021	100,000	83,529
Williams Partners, LP
5.40%, 03/04/2044	104,000	68,193

		4,140,221

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2016 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals - 0.3%
Actavis Funding SCS
3.80%, 03/15/2025	$ 455,000	$ 461,652
Actavis, Inc.
3.25%, 10/01/2022	210,000	209,354
4.63%, 10/01/2042	195,000	190,020
Bristol-Myers Squibb Co.
4.50%, 03/01/2044	222,000	245,215
Merck & Co., Inc.
1.30%, 05/18/2018	250,000	251,167
Perrigo Co. PLC
2.30%, 11/08/2018	390,000	386,553
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021	32,000	33,135

		1,777,096

Real Estate Investment Trusts - 1.1%
CBL & Associates, LP
5.25%, 12/01/2023	630,000	618,305
EPR Properties
4.50%, 04/01/2025	730,000	712,384
Host Hotels & Resorts, LP
4.00%, 06/15/2025	270,000	262,226
Kilroy Realty, LP
4.25%, 08/15/2029	865,000	867,601
Realty Income Corp.
3.88%, 07/15/2024	750,000	748,634
Simon Property Group, LP
3.38%, 10/01/2024	1,270,000	1,291,755
Ventas Realty, LP / Ventas Capital Corp.
2.70%, 04/01/2020	61,000	60,614
Vereit Operating Partnership, LP
2.00%, 02/06/2017	895,000	883,365
3.00%, 02/06/2019	205,000	194,238
WEA Finance LLC / Westfield UK & Europe Finance PLC
2.70%, 09/17/2019 (E)	925,000	925,130

		6,564,252

Road & Rail - 0.1%
Aviation Capital Group Corp.
7.13%, 10/15/2020 (E)	712,000	802,780
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	40,000	39,888
3.75%, 04/01/2024	37,000	38,375

		881,043

Semiconductors & Semiconductor Equipment - 0.2%
Intel Corp.
2.45%, 07/29/2020	775,000	791,112
KLA-Tencor Corp.
4.13%, 11/01/2021	520,000	533,234

		1,324,346

Software - 0.1%
Microsoft Corp.
2.70%, 02/12/2025	595,000	591,535

Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co.
3.60%, 10/15/2020 (E)	695,000	696,792
HP, Inc.
3.75%, 12/01/2020	35,000	35,828

		732,620

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Tobacco - 0.2%
Altria Group, Inc.
4.00%, 01/31/2024	$ 114,000	$ 120,684
Philip Morris International, Inc.
4.88%, 11/15/2043	81,000	86,420
RJ Reynolds Tobacco Co.
8.13%, 06/23/2019	680,000	805,936

		1,013,040

Trading Companies & Distributors - 0.1%
International Lease Finance Corp.
6.75%, 09/01/2016 (E)	865,000	882,300

Wireless Telecommunication Services - 0.6%
America Movil SAB de CV
2.38%, 09/08/2016	300,000	300,746
3.13%, 07/16/2022	200,000	198,983
4.38%, 07/16/2042	300,000	269,189
Crown Castle Towers LLC
3.22%, 05/15/2042 (E)	257,000	257,000
4.88%, 08/15/2040 (E)	525,000	571,232
6.11%, 01/15/2040 (E)	1,125,000	1,236,494
SBA Tower Trust
2.24%, 04/15/2043 (E)	215,000	212,586
Sprint Communications, Inc.
9.00%, 11/15/2018 (E)	305,000	311,100
Sprint Corp.
7.88%, 09/15/2023	155,000	110,438
T-Mobile USA, Inc.
6.46%, 04/28/2019	20,000	20,625
6.63%, 04/28/2021	55,000	56,856
6.73%, 04/28/2022	55,000	56,444
6.84%, 04/28/2023	15,000	15,450

		3,617,143

Total Corporate Debt Securities (Cost $90,653,760)		89,510,716

FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Brazilian Government International Bond
4.25%, 01/07/2025 (B)	330,000	276,705
Colombia Government International Bond
4.00%, 02/26/2024 (B)	235,000	220,900
Export-Import Bank of Korea
4.00%, 01/11/2017	515,000	527,385
Indonesia Government International Bond
5.38%, 10/17/2023 (E)	315,000	335,256
Mexico Government International Bond
4.00%, 10/02/2023	630,000	637,875
Peruvian Government International Bond
7.35%, 07/21/2025	125,000	156,875
Turkey Government International Bond
5.75%, 03/22/2024	400,000	427,600

Total Foreign Government Obligations (Cost $2,606,895)		2,582,596

MORTGAGE-BACKED SECURITIES - 5.2%
Aventura Mall Trust
Series 2013-AVM, Class A
3.87%, 12/05/2032 (D) (E)	700,000	738,884
Banc of America Commercial Mortgage Trust
Series 2007-3, Class A1A
5.74%, 06/10/2049 (D)	269,245	278,492

The notes are an integral part of this report. Transamerica Funds	Page 8	January 31, 2016 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Re-REMIC Trust
Series 2010-UB3, Class A4B1
5.74%, 06/15/2049 (D) (E)	$ 360,000	$ 372,627
BB-UBS Trust
Series 2012-TFT, Class A
2.89%, 06/05/2030 (E)	460,000	453,336
Series 2012-TFT, Class C
3.58%, 06/05/2030 (D) (E)	1,070,000	1,014,103
BB-UBS Trust, Interest Only STRIPS
Series 2012-SHOW, Class XA
0.73%, 11/05/2036 (D) (E)	3,045,000	144,240
BCAP LLC Trust
Series 2009-RR14, Class 1A1
6.00%, 05/26/2037 (D) (E)	156,286	163,530
Series 2009-RR6, Class 2A1
2.72%, 08/26/2035 (D) (E)	552,991	547,866
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 (D) (E)	205,121	208,802
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class A1A
5.19%, 12/11/2038	284,279	290,034
Series 2007-PW15, Class A1A
5.32%, 02/11/2044	207,057	213,069
Series 2007-PW17, Class A1A
5.65%, 06/11/2050 (D)	323,716	340,198
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3
3.75%, 03/10/2047	145,000	152,494
Series 2014-GC19, Class A4
4.02%, 03/10/2047	220,000	235,532
Citigroup Mortgage Loan Trust
Series 2015-A, Class A1
3.50%, 06/25/2058 (D)	1,008,651	1,027,011
COMM Mortgage Trust
Series 2010-RR1, Class GEB
5.54%, 12/11/2049 (D) (E)	750,000	771,148
Series 2013-CR11, Class AM
4.72%, 10/10/2046 (D)	70,000	76,576
Series 2013-GAM, Class A1
1.71%, 02/10/2028 (E)	107,757	106,137
Series 2013-GAM, Class A2
3.37%, 02/10/2028 (E)	110,000	112,043
Series 2014-UBS2, Class A5
3.96%, 03/10/2047	155,000	163,925
Commercial Mortgage Pass-Through Certificates
Series 2012-LTRT, Class A2
3.40%, 10/05/2030 (E)	830,000	840,077
Commercial Mortgage Trust
Series 2007-GG11, Class AM
5.87%, 12/10/2049 (D)	70,000	72,512
Core Industrial Trust
Series 2015-CALW, Class B
3.25%, 02/10/2034 (E)	1,040,000	1,037,324
Credit Suisse Mortgage Capital Certificates
Series 2009-11R, Class 5A1
4.15%, 08/26/2036 (D) (E)	676,029	666,044
CSMC Trust
Series 2010-1R, Class 28A1
5.00%, 02/27/2047 (E)	312,324	312,875
Series 2010-RR1, Class 2A
5.70%, 09/15/2040 (D) (E)	491,839	505,472
Series 2013-8R, Class 3A1
0.32%, 03/27/2036 (D) (E)	505,455	492,922
Series 2014-4R, Class 21A1

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust (continued)
0.75%, 12/27/2035 (D) (E)	$ 855,521	$ 774,051
DBRR Trust
Series 2011-C32, Class A3A
5.90%, 06/17/2049 (D) (E)	150,000	154,747
Extended Stay America Trust
Series 2013-ESH7, Class A27
2.96%, 12/05/2031 (E)	165,000	165,500
GS Mortgage Securities Corp. II
Series 2013-KING, Class E
3.55%, 12/10/2027 (D) (E)	320,000	303,399
GS Mortgage Securities Trust
Series 2013-G1, Class A2
3.56%, 04/10/2031 (D) (E)	415,000	417,513
Hilton USA Trust, Interest Only STRIPS
Series 2013-HLT, Class X1FX
Zero Coupon, 11/05/2030 (D) (E)	15,000,000	150
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A2
3.09%, 03/05/2037 (E)	700,000	690,666
Jefferies Re-REMIC Trust
Series 2009-R2, Class 2A
2.74%, 12/26/2037 (D) (E)	129,570	128,473
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 (E)	80,821	83,177
Series 2009-R7, Class 12A1
2.75%, 08/26/2036 (D) (E)	27,014	26,861
Series 2009-R7, Class 1A1
2.49%, 02/26/2036 (D) (E)	325,008	318,443
Series 2009-R7, Class 4A1
2.67%, 09/26/2034 (D) (E)	107,750	106,305
Series 2009-R9, Class 1A1
2.41%, 08/26/2046 (D) (E)	124,963	125,866
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB14, Class AM
5.70%, 12/12/2044 (D)	6,354	6,349
Series 2007-CB18, Class A1A
5.43%, 06/12/2047 (D)	480,707	491,080
Series 2007-CB20, Class AM
6.09%, 02/12/2051 (D)	360,000	379,605
Series 2007-LD12, Class A1A
5.85%, 02/15/2051 (D)	399,570	418,775
Series 2007-LDPX, Class A1A
5.44%, 01/15/2049	324,553	334,399
Series 2008-C2, Class ASB
6.13%, 02/12/2051 (D)	66,307	68,065
Series 2010-C1, Class B
5.95%, 06/15/2043 (E)	370,000	389,783
Series 2012-WLDN, Class A
3.91%, 05/05/2030 (E)	912,427	959,633
JPMorgan Re-REMIC Trust
Series 2009-7, Class 8A1
3.10%, 01/27/2047 (D) (E)	5,334	5,330
Series 2010-4, Class 7A1
1.99%, 08/26/2035 (D) (E)	22,638	22,576
Series 2014-2, Class 6A1
0.49%, 05/26/2037 (D) (E)	845,774	847,152
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class AM
6.36%, 09/15/2045 (D)	110,000	118,289
Merrill Lynch Mortgage Trust
Series 2007-C1, Class A1A
6.03%, 06/12/2050 (D)	129,110	133,217
Morgan Stanley Capital I Trust
Series 2007-HQ12, Class AM
5.90%, 04/12/2049 (D)	280,000	290,009
Series 2007-IQ13, Class A1A

The notes are an integral part of this report. Transamerica Funds	Page 9	January 31, 2016 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust (continued)
5.31%, 03/15/2044	$ 440,809	$ 451,305
Series 2007-IQ13, Class AM
5.41%, 03/15/2044	110,000	112,722
Series 2007-IQ14, Class A1A
5.67%, 04/15/2049 (D)	124,543	129,018
Series 2007-IQ15, Class AM
6.11%, 06/11/2049 (D)	335,000	350,253
Morgan Stanley Re-REMIC Trust
Series 2012-IO, Class AXB2
1.00%, 03/27/2051 (E)	10,772	10,740
Series 2012-XA, Class A
2.00%, 07/27/2049 (E)	61,841	61,625
Series 2014-R3, Class 2A
3.00%, 07/26/2048 (D) (E)	1,099,711	1,105,399
Motel 6 Trust
Series 2015-MTL6, Class C
3.64%, 02/05/2030 (E)	1,985,000	1,972,912
Nationstar Mortgage Loan Trust
Series 2013-A, Class A
3.75%, 12/25/2052 (D) (E)	592,788	602,107
New Residential Mortgage Loan Trust
Series 2014-1A, Class A
3.75%, 01/25/2054 (D) (E)	253,206	260,133
Series 2014-2A, Class A3
3.75%, 05/25/2054 (D) (E)	682,089	700,050
Series 2014-3A, Class AFX3
3.75%, 11/25/2054 (D) (E)	499,142	513,883
Series 2015-2A, Class A1
3.75%, 08/25/2055 (D)	1,060,397	1,092,289
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 3A1
1.01%, 05/25/2035 (D)	549,398	528,355
Queens Center Mortgage Trust
Series 2013-QCA, Class D
3.59%, 01/11/2037 (D) (E)	410,000	378,723
SCG Trust
Series 2013-SRP1, Class A
1.83%, 11/15/2026 (D) (E)	230,000	230,362
Series 2013-SRP1, Class AJ
2.38%, 11/15/2026 (D) (E)	570,000	566,190
STRIPS, Ltd.
Series 2012-1A, Class A
1.50%, 12/25/2044 (E) (G) (H) (I)	60,778	59,623
Towd Point Mortgage Trust
Series 2015-3, Class A1B
3.00%, 03/25/2054 (D) (E)	616,044	618,824
Series 2015-5, Class A1B
2.75%, 05/25/2055 (D) (E)	765,285	762,649
Series 2015-6, Class A1B
2.75%, 04/25/2055 (D) (E)	972,715	967,589
UBS-BAMLL Trust
Series 2012-WRM, Class A
3.66%, 06/10/2030 (E)	560,000	573,621
Wells Fargo Re-REMIC Trust
Series 2012-IO, Class A
1.75%, 08/20/2021 (E)	24,080	24,080

Total Mortgage-Backed Securities (Cost $31,545,858)		31,169,138

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.2%
California - 0.1%
Los Angeles Community College District, General Obligation Unlimited
6.60%, 08/01/2042	45,000	63,441

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
State of California, General Obligation Unlimited
7.60%, 11/01/2040	$ 200,000	$ 298,716
University of California, Revenue Bonds
Series AD
4.86%, 05/15/2112	40,000	39,738

		401,895

Georgia - 0.0% (C)
Municipal Electric Authority of Georgia, Revenue Bonds
Series A
6.64%, 04/01/2057	35,000	41,852

Illinois - 0.0% (C)
State of Illinois, General Obligation Unlimited
5.10%, 06/01/2033	190,000	179,791

New Jersey - 0.0% (C)
New Jersey Turnpike Authority, Revenue Bonds
Series F
7.41%, 01/01/2040	54,000	78,805

New York - 0.1%
Metropolitan Transportation Authority, Revenue Bonds
Series E
6.81%, 11/15/2040	45,000	61,361
New York City Water & Sewer System, Revenue Bonds
Series CC
5.88%, 06/15/2044	45,000	60,023
New York State Dormitory Authority, Revenue Bonds
Series H
5.39%, 03/15/2040	40,000	49,212
Port Authority of New York & New Jersey, Revenue Bonds
Series 181
4.96%, 08/01/2046	70,000	78,275

		248,871

Total Municipal Government Obligations (Cost $897,256)		951,214

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.9%
Federal Home Loan Mortgage Corp.
5.00%, 04/01/2018	8,033	8,311
5.50%, 09/01/2018 - 06/01/2041	257,057	286,172
Federal National Mortgage Association Zero Coupon, 10/09/2019	640,000	601,610
1.99%, 02/01/2043 (D)	227,720	232,471
3.00%, TBA (J)	11,621,000	11,862,434
3.33%, 10/25/2023 (D)	190,000	200,888
3.35%, 06/01/2041 (D)	87,874	92,761
3.50%, 07/01/2028 - 11/01/2028	671,902	714,923
3.50%, TBA (J)	14,601,000	15,320,847
3.51%, 09/01/2041 (D)	60,004	63,517
4.00%, 04/01/2026	23,105	24,729
4.00%, TBA (J)	4,209,000	4,496,678
4.50%, 02/01/2025 - 06/01/2026	522,782	562,820
5.00%, 05/01/2018	4,367	4,527
5.00%, TBA (J)	1,940,000	2,141,881
5.50%, 07/01/2019 - 11/01/2038	969,742	1,106,023
6.00%, 08/01/2036 - 06/01/2041	1,374,784	1,568,727

The notes are an integral part of this report. Transamerica Funds	Page 10	January 31, 2016 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
6.50%, 05/01/2040	$ 276,521	$ 316,216
Government National Mortgage Association
4.46%, 06/20/2062	1,409,642	1,502,280
Government National Mortgage Association, Interest Only STRIPS
0.91%, 02/16/2053 (D)	877,261	55,975

Total U.S. Government Agency Obligations (Cost $40,603,304)		41,163,790

U.S. GOVERNMENT OBLIGATIONS - 9.7%
U.S. Treasury Bond
2.50%, 02/15/2045	526,000	497,769
2.75%, 08/15/2042	2,611,500	2,626,190
3.50%, 02/15/2039	851,000	987,226
3.63%, 02/15/2044	7,714,000	9,120,000
4.50%, 02/15/2036	1,939,500	2,597,264
4.75%, 02/15/2037	468,000	647,010
5.25%, 02/15/2029	1,522,000	2,058,920
U.S. Treasury Inflation Indexed Bond
1.75%, 01/15/2028	382,995	426,805
2.50%, 01/15/2029	999,074	1,205,719
U.S. Treasury Inflation Indexed Note
0.63%, 01/15/2024	3,550,621	3,580,301
U.S. Treasury Note
0.38%, 10/31/2016	3,862,800	3,856,766
0.50%, 09/30/2016	3,691,200	3,689,469
0.88%, 04/15/2017 - 04/30/2017	5,838,700	5,851,756
1.00%, 09/15/2017 - 11/30/2019	1,112,900	1,107,180
1.25%, 11/30/2018	3,955,000	3,987,134
1.63%, 03/31/2019 - 11/15/2022	5,588,100	5,659,058
1.88%, 11/30/2021	912,000	930,774
2.00%, 02/15/2025	3,139,000	3,164,382
2.25%, 11/15/2024	1,754,800	1,807,376
2.50%, 05/15/2024	3,644,300	3,833,490

Total U.S. Government Obligations (Cost $55,672,746)		57,634,589

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.8%
Federal Home Loan Bank Discount Notes
0.13%, 02/03/2016 (K)	4,950,000	4,949,931
0.14%, 02/03/2016 (K)	5,402,000	5,401,924
0.23%, 02/17/2016 (K)	4,825,000	4,824,440
0.37%, 03/04/2016 - 04/22/2016 (K)	1,193,000	1,192,558
0.41%, 03/04/2016 (K)	4,900,000	4,898,706
0.42%, 04/29/2016 (K)	1,400,000	1,398,768
0.46%, 03/24/2016 (K)	4,445,000	4,443,093
0.47%, 03/30/2016 (K)	1,740,000	1,739,167

Total Short-Term U.S. Government Agency Obligations (Cost $28,846,127)		28,848,587

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.9%
U.S. Treasury Bill
0.00% (L), 02/04/2016 (K)	2,124,000	2,123,968
0.05%, 04/28/2016 (K) (M)	20,000	19,985
0.19%, 04/28/2016 (K) (M)	245,000	244,814
0.21%, 04/28/2016 (K) (M)	60,000	59,955
0.22%, 04/28/2016 (K) (M)	75,000	74,943
0.23%, 04/28/2016 (K) (M)	20,000	19,985
0.23%, 03/17/2016 (K)	2,600,000	2,599,246
0.24%, 04/28/2016 (K) (M)	20,000	19,985

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Bill (continued)
0.25%, 04/28/2016 (K) (M)	$ 70,000	$ 69,946
0.26%, 04/28/2016 (K) (M)	35,000	34,973

Total Short-Term U.S. Government Obligations (Cost $5,267,943)		5,267,800

	Shares	Value
SECURITIES LENDING COLLATERAL - 3.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.45% (K)	18,567,593	18,567,593

Total Securities Lending Collateral (Cost $18,567,593)		18,567,593

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
State Street Bank & Trust Co. 0.03% (K), dated 01/29/2016, to be repurchased at $6,552,930 on 02/01/2016. Collateralized by U.S. Government Obligations, 0.88%, due 11/15/2017, and with a total value of $6,689,994.	$ 6,552,913	6,552,913

Total Repurchase Agreement (Cost $6,552,913)		6,552,913

Total Investments (Cost $593,983,527) (N)		647,867,143
Net Other Assets (Liabilities) - (8.7)%		(52,073,721)

Net Assets - 100.0%		$ 595,793,422

The notes are an integral part of this report. Transmerica Funds	Page 11	January 31, 2016 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini	Long	38	03/18/2016	$—	$(28,787)

SECURITY VALUATION:

Valuation Inputs (O)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (P)	Value at January 31, 2016
ASSETS
Investments
Common Stocks	$351,439,634	$—	$—	$351,439,634
Preferred Stocks	439,646	—	—	439,646
Asset-Backed Securities	—	13,738,927	—	13,738,927
Corporate Debt Securities	—	89,510,716	—	89,510,716
Foreign Government Obligations	—	2,582,596	—	2,582,596
Mortgage-Backed Securities	—	31,109,515	59,623	31,169,138
Municipal Government Obligations	—	951,214	—	951,214
U.S. Government Agency Obligations	—	41,163,790	—	41,163,790
U.S. Government Obligations	—	57,634,589	—	57,634,589
Short-Term U.S. Government Agency Obligations	—	28,848,587	—	28,848,587
Short-Term U.S. Government Obligations	—	5,267,800	—	5,267,800
Securities Lending Collateral	18,567,593	—	—	18,567,593
Repurchase Agreement	—	6,552,913	—	6,552,913

Total Investments	$370,446,873	$277,360,647	$59,623	$647,867,143

LIABILITIES
Other Financial Instruments
Futures Contracts (Q)	$(28,787)	$—	$—	$(28,787)

Total Other Financial Instruments	$(28,787)	$—	$—	$(28,787)

Transfers (O)

Investments	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Mortgage-Backed Securities (I)	$—	$—	$59,623	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The total value of all securities on loan is $18,176,225. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Floating or variable rate security. The rate disclosed is as of January 31, 2016.
(E)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the total aggregate value of 144A securities is $60,595,594, representing 10.2% of the Fund’s net assets.

(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Security is Level 3 of the fair value hierarchy.
(H)

Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $59,623, representing less than 0.1% of the Fund’s net assets.

(I)	Transferred from Level 2 to 3 because of the lack of observable market data due to a decrease in market activity for the security.
(J)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after January 31, 2016.
(K)	Rate disclosed reflects the yield at January 31, 2016.
(L)	Percentage rounds to less than 0.01% or (0.01)%.
(M)

All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of all securities segregated as collateral to cover margin requirements for open futures contracts is $324,753.

(N)

Aggregate cost for federal income tax purposes is $593,983,527. Aggregate gross unrealized appreciation and depreciation for all securities is $73,616,125 and $19,732,509, respectively. Net unrealized appreciation for tax purposes is $53,883,616.

The notes are an integral part of this report. Transamerica Funds	Page 12	January 31, 2016 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(O)

The Fund recognizes transfers between Levels at the end of the reporting period. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(P)	Level 3 securities were not considered significant to the Fund.
(Q)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Funds	Page 13	January 31, 2016 Form N-Q

Transamerica Multi-Manager Alternative Strategies Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.6%
International Alternative Funds - 23.8%
Transamerica Global Long/Short Equity (A) (B)	466,412	$ 4,342,293
Transamerica Global Multifactor Macro (A)	7,393,054	72,008,346

		76,350,639

International Equity Funds - 22.2%
Transamerica Developing Markets Equity (A) (B)	1,746,091	14,492,558
Transamerica Global Real Estate Securities (A)	1,763,290	23,381,219
Transamerica International Small Cap (A)	2,197,484	19,074,161
Transamerica International Small Cap Value (A)	1,299,646	14,218,128

		71,166,066

International Fixed Income Funds - 5.9%
Transamerica Emerging Markets Debt (A)	1,446,953	13,355,374
Transamerica Unconstrained Bond (A)	610,630	5,697,176

		19,052,550

U.S. Alternative Funds - 19.5%
Transamerica Arbitrage Strategy Liquidating Trust (B) (C) (D) (E) (F) (G)	22,689	240,967
Transamerica Event Driven (A)	2,561,532	23,514,862
Transamerica Long/Short Strategy (A)	3,812,244	22,568,482
Transamerica Managed Futures Strategy (A)	1,777,864	16,107,451

		62,431,762

U.S. Fixed Income Funds - 28.2%
Transamerica High Yield Bond (A)	4,868,716	40,605,091
Transamerica Short-Term Bond (A)	5,024,339	49,740,959

		90,346,050

Total Investment Companies (Cost $339,710,965)		319,347,067

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
State Street Bank & Trust Co. 0.03% (H), dated 01/29/2016, to be repurchased at $3,358,106 on 02/01/2016. Collateralized by a U.S. Government Obligation, 1.00%, due 05/31/2018, and with a value of $3,428,868.	$ 3,358,098	3,358,098

Total Repurchase Agreement (Cost $3,358,098)		3,358,098

Total Investments (Cost $343,069,063) (I)		322,705,165
Net Other Assets (Liabilities) - (0.6)%		(1,776,187)

Net Assets - 100.0%		$ 320,928,978

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2016 Form N-Q

Transamerica Multi-Manager Alternative Strategies Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (K)	Value at January 31, 2016
ASSETS
Investments
Investment Companies	$319,106,100	$—	$240,967	$319,347,067
Repurchase Agreement	—	3,358,098	—	3,358,098

Total Investments	$319,106,100	$3,358,098	$240,967	$322,705,165

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Non-income producing security.
(C)	Investment in affiliated company of Transamerica Asset Management, Inc.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $240,967, representing 0.1% of the Fund’s net assets.
(E)	Illiquid security. Total aggregate value of illiquid securities is $240,967, representing 0.1% of the Fund’s net assets.
(F)	Restricted securities held by the Fund as of January 31, 2016 are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Arbitrage Strategy Liquidating Trust	09/18/2015	$226,886	$240,967	0.1%

(G)	Security is Level 3 of the fair value hierarchy.
(H)	Rate disclosed reflects the yield at January 31, 2016.
(I)

Aggregate cost for federal income tax purposes is $343,069,063. Aggregate gross unrealized appreciation and depreciation for all securities is $1,881,484 and $22,245,382, respectively. Net unrealized depreciation for tax purposes is $20,363,898.

(J)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(K)	Level 3 securities were not considered significant to the Fund.

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2016 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 12.3%
American Tower Trust I
Series 2013-1A, Class 1A
1.55%, 03/15/2043 (A)	$ 25,000,000	$ 24,622,075
AmeriCredit Automobile Receivables Trust
Series 2013-5, Class C
2.29%, 11/08/2019	3,000,000	3,018,210
Ares IIIR / IVR CLO, Ltd.
Series 2007-3RA, Class A2
0.84%, 04/16/2021 (A) (B)	8,740,621	8,578,247
ARES XII CLO, Ltd.
Series 2007-12A, Class A
1.02%, 11/25/2020 (A) (B)	7,401,329	7,321,787
Battalion CLO, Ltd.
Series 2007-1A, Class C
1.42%, 07/14/2022 (A) (B)	14,000,000	13,425,090
Burr Ridge CLO Plus LLC
Series 2006-1A, Class C
1.35%, 03/27/2023 (A) (B)	6,500,000	6,115,519
BXG Receivables Note Trust
Series 2012-A, Class A
2.66%, 12/02/2027 (A)	8,418,209	8,394,740
Series 2013-A, Class A
3.01%, 12/04/2028 (A)	16,078,157	16,069,167
Citigroup Mortgage Loan Trust
Series 2003-HE3, Class A
0.81%, 12/25/2033 (B)	2,913,572	2,798,529
CWABS Asset-Backed Certificates Trust
Series 2006-17, Class 2A2
0.58%, 03/25/2047 (B)	18,998,274	16,848,942
Diamond Resorts Owner Trust
Series 2013-1, Class A
1.95%, 01/20/2025 (A)	4,135,367	4,130,435
Series 2013-2, Class A
2.27%, 05/20/2026 (A)	6,934,753	6,941,585
Series 2014-1, Class B
2.98%, 05/20/2027 (A)	2,569,612	2,582,142
Foursight Capital Automobile Receivables Trust
Series 2014-1, Class A
2.11%, 03/23/2020 (A)	4,702,546	4,694,321
Hilton Grand Vacations Trust
Series 2013-A, Class A
2.28%, 01/25/2026 (A)	3,486,202	3,474,590
Series 2014-AA, Class A
1.77%, 11/25/2026 (A)	6,847,215	6,769,371
Series 2014-AA, Class B
2.07%, 11/25/2026 (A)	10,433,851	10,261,257
HSBC Home Equity Loan Trust
Series 2006-3, Class A4
0.67%, 03/20/2036 (B)	10,217,947	10,148,564
Series 2007-1, Class A4
0.79%, 03/20/2036 (B)	7,473,516	7,389,762
Inwood Park CDO, Ltd.
Series 2006-1A, Class C
1.32%, 01/20/2021 (A) (B)	12,750,000	11,999,000
Marriott Vacation Club Owner Trust
Series 2012-1A, Class A
2.51%, 05/20/2030 (A)	7,333,535	7,378,538
Mountain View Funding CLO, Ltd.
Series 2006-1A, Class C1
1.37%, 04/15/2019 (A) (B)	4,000,000	3,880,520
Series 2007-3A, Class A1
0.83%, 04/16/2021 (A) (B)	2,379,503	2,362,763

	Principal	Value
ASSET-BACKED SECURITIES (continued)
MVW Owner Trust
Series 2014-1A, Class B
2.70%, 09/22/2031 (A)	$ 7,214,749	$ 7,214,445
Series 2015-1A, Class A
2.52%, 12/20/2032 (A)	8,966,989	8,929,449
Newstar Trust
Series 2012-2A, Class A
2.52%, 01/20/2023 (A) (B)	10,000,000	9,917,420
NRZ Advance Receivables Trust Advance Receivables Backed
Series 2015-T3, Class CT3
3.77%, 11/15/2046 (A)	7,000,000	6,993,854
Series 2015-T4, Class AT4
3.20%, 11/15/2047 (A)	20,000,000	20,017,188
Ocean Trails CLO I
Series 2006-1A, Class A1
0.87%, 10/12/2020 (A) (B)	1,978,026	1,945,598
Ocwen Master Advance Receivables Trust
Series 2015-1, Class AT1
2.54%, 09/17/2046 (A)	15,400,000	15,397,701
Series 2015-T3, Class AT3
3.21%, 11/15/2047 (A)	20,095,000	20,137,521
Orange Lake Timeshare Trust
Series 2012-AA, Class A
3.45%, 03/10/2027 (A)	2,006,383	2,033,822
Series 2014-AA, Class A
2.29%, 07/09/2029 (A)	9,423,875	9,396,625
Series 2015-AA, Class A
2.88%, 09/08/2027 (A)	13,988,404	13,869,275
Prestige Auto Receivables Trust
Series 2012-1A, Class C
3.25%, 07/15/2019 (A)	5,000,000	5,010,433
Sierra Timeshare Receivables Funding LLC
Series 2011-2A, Class A
3.26%, 05/20/2028 (A)	1,210,576	1,215,021
Series 2012-1A, Class B
3.58%, 11/20/2028 (A)	2,711,695	2,734,559
Series 2012-2A, Class A
2.38%, 03/20/2029 (A)	2,205,458	2,208,824
Series 2012-2A, Class B
3.42%, 03/20/2029 (A)	987,519	995,870
Series 2013-2A, Class C
4.75%, 11/20/2025 (A)	7,701,268	7,740,850
Series 2014-1A, Class A
2.07%, 03/20/2030 (A)	3,614,961	3,596,691
Series 2014-1A, Class B
2.42%, 03/20/2030 (A)	3,614,961	3,610,796
Series 2014-2A, Class B
2.40%, 06/20/2031 (A)	7,457,200	7,445,684
Series 2014-3A, Class B
2.80%, 10/20/2031 (A)	7,704,043	7,732,713
Series 2015-1A, Class A
2.40%, 03/22/2032 (A)	2,706,988	2,707,796
Series 2015-1A, Class B
3.05%, 03/22/2032 (A)	3,308,540	3,311,906
Silverleaf Finance XV LLC
Series 2012-D, Class A
3.00%, 03/17/2025 (A)	4,752,632	4,791,245
SilverLeaf Finance XVII LLC
Series 2013-A, Class A
2.68%, 03/16/2026 (A)	5,785,854	5,767,791
Silverleaf Finance XVIII LLC
Series 2014-A, Class A
2.81%, 01/15/2027 (A)	7,939,880	7,900,068
SpringCastle America Funding LLC
Series 2014-AA, Class A
2.70%, 05/25/2023 (A)	8,248,402	8,245,150

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2016 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes
Series 2015-T2, Class CT2
3.74%, 01/15/2047 (A)	$ 7,000,000	$ 7,000,560
Series 2015-T3, Class AT3
2.92%, 07/15/2047 (A)	18,000,000	18,028,334
SVO VOI Mortgage LLC
Series 2012-AA, Class A
2.00%, 09/20/2029 (A)	8,849,159	8,743,081
Welk Resorts LLC
Series 2013-AA, Class A
3.10%, 03/15/2029 (A)	9,733,142	9,767,197
Series 2015-AA, Class A
2.79%, 06/16/2031 (A)	9,395,032	9,356,999
Westgate Resorts LLC
Series 2015-1A, Class A
2.75%, 05/20/2027 (A)	5,114,002	5,079,199

Total Asset-Backed Securities (Cost $434,816,845)		438,048,819

CORPORATE DEBT SECURITIES - 64.4%
Aerospace & Defense - 0.8%
Bombardier, Inc.
4.75%, 04/15/2019 (A) (C)	3,020,000	2,385,800
7.50%, 03/15/2018 (A)	14,206,000	13,282,610
Exelis, Inc.
4.25%, 10/01/2016	14,220,000	14,487,165

		30,155,575

Airlines - 1.3%
America West Airlines Pass-Through Trust
7.93%, 07/02/2020	1,170,980	1,250,022
8.06%, 01/02/2022	8,148,365	9,044,685
Delta Air Lines Pass-Through Trust
6.20%, 01/02/2020	19,594,344	20,967,908
Northwest Airlines Pass-Through Trust
6.26%, 05/20/2023	933,768	975,134
UAL Pass-Through Trust
10.40%, 05/01/2018	9,201,057	9,672,611
Virgin Australia Trust
5.00%, 04/23/2025 (A)	5,974,125	6,153,349

		48,063,709

Automobiles - 1.6%
Ford Motor Credit Co. LLC
1.26%, 11/04/2019 (B)	4,750,000	4,603,938
1.33%, 03/12/2019 (B)	10,375,000	10,056,487
8.00%, 12/15/2016	9,023,000	9,493,712
General Motors Co.
3.50%, 10/02/2018	12,284,000	12,335,470
General Motors Financial Co., Inc.
2.68%, 01/15/2019 (B) (C)	20,000,000	20,011,300

		56,500,907

Banks - 14.8%
American Express Centurion Bank
6.00%, 09/13/2017, MTN	10,000,000	10,690,660
Bank of America Corp.
1.16%, 05/02/2017 (B)	14,855,000	14,745,534
5.42%, 03/15/2017	5,206,000	5,403,656
5.49%, 03/15/2019	8,750,000	9,557,756
Bank of America NA
0.81%, 06/15/2017 (B)	32,795,000	32,481,972
Barclays Bank PLC
6.05%, 12/04/2017 (A)	25,550,000	27,243,888

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
BB&T Corp.
1.34%, 01/15/2020, MTN (B)	$ 8,024,000	$ 7,958,243
Citigroup, Inc.
0.75%, 06/09/2016 (B)	8,890,000	8,875,429
CoBank ACB
7.88%, 04/16/2018 (A)	14,675,000	16,472,497
Cooperatieve Rabobank UA
11.00%, 06/30/2019 (A) (B) (D)	19,209,000	23,390,799
Discover Bank
7.00%, 04/15/2020	12,352,000	14,147,301
Fifth Third Bancorp
0.99%, 12/20/2016 (B)	8,185,000	8,150,328
5.45%, 01/15/2017	8,737,000	9,044,193
First Horizon National Corp.
3.50%, 12/15/2020	5,160,000	5,151,600
First Niagara Financial Group, Inc.
6.75%, 03/19/2020	13,396,000	15,370,463
First Tennessee Bank NA
2.95%, 12/01/2019	23,381,000	23,331,783
HBOS PLC
6.75%, 05/21/2018, MTN (A)	21,530,000	23,529,082
ING Bank NV
1.30%, 10/01/2019 (A) (B) (C)	6,800,000	6,730,715
3.75%, 03/07/2017 (A)	15,062,000	15,434,303
Intesa Sanpaolo SpA
2.00%, 04/11/2016 (B)	13,000,000	13,009,503
JPMorgan Chase Bank NA
6.00%, 10/01/2017	16,510,000	17,581,829
Lloyds Bank PLC
9.88%, 12/16/2021, MTN (B) (E)	17,101,000	18,083,282
National City Bank
5.25%, 12/15/2016 (C)	17,300,000	17,915,136
Regions Bank
7.50%, 05/15/2018	31,656,000	35,022,046
Royal Bank of Scotland Group PLC
1.54%, 03/31/2017 (B)	6,375,000	6,346,402
6.40%, 10/21/2019	32,305,000	36,050,054
Santander Bank NA
8.75%, 05/30/2018	16,309,000	18,455,574
Societe Generale SA
5.75%, 04/20/2016 (A)	505,000	508,939
Svenska Handelsbanken AB
1.54%, 10/01/2020 (B)	30,500,000	30,431,070
Synovus Financial Corp.
7.88%, 02/15/2019	17,282,000	18,880,585
Toronto-Dominion Bank
2.50%, 12/14/2020, MTN	14,715,000	14,829,306
US Bank NA
2.13%, 10/28/2019	23,202,000	23,336,131

		528,160,059

Beverages - 1.1%
Anheuser-Busch InBev Finance, Inc.
2.65%, 02/01/2021	30,000,000	30,183,360
Coca-Cola Bottling Co. Consolidated
5.00%, 06/15/2016	7,650,000	7,759,869

		37,943,229

Biotechnology - 0.8%
Gilead Sciences, Inc.
1.85%, 09/04/2018 (C)	29,619,000	29,847,066

Building Products - 0.0% (F)
Owens Corning
6.50%, 12/01/2016 (C)	1,331,000	1,367,640

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2016 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets - 5.5%
Ameriprise Financial, Inc.
7.30%, 06/28/2019	$ 11,000,000	$ 12,797,708
Bank of New York Mellon Corp.
1.23%, 08/17/2020, MTN (B)	6,000,000	6,009,858
Deutsche Bank AG
1.68%, 08/20/2020 (B)	35,275,000	35,301,139
Goldman Sachs Group, Inc.
1.82%, 04/30/2018 (B)	8,512,000	8,539,996
7.50%, 02/15/2019, MTN	20,297,000	23,125,326
Lazard Group LLC
6.85%, 06/15/2017	4,141,000	4,405,349
Morgan Stanley
3.00%, 08/31/2017, MTN (B)	1,500,000	1,537,500
5.95%, 12/28/2017, MTN	3,239,000	3,476,098
7.30%, 05/13/2019, MTN	28,235,000	32,356,632
State Street Corp.
1.26%, 08/18/2020 (B)	34,400,000	34,396,044
UBS Group Funding Jersey, Ltd.
2.03%, 09/24/2020 (A) (B)	33,705,000	33,656,836

		195,602,486

Chemicals - 1.2%
Dow Chemical Co.
8.55%, 05/15/2019	26,611,000	31,136,573
Lubrizol Corp.
8.88%, 02/01/2019 (C)	8,862,000	10,648,358

		41,784,931

Construction Materials - 0.5%
CRH America, Inc.
8.13%, 07/15/2018	17,335,000	19,766,806

Consumer Finance - 1.0%
Ally Financial, Inc.
4.75%, 09/10/2018	12,200,000	12,329,564
American Express Credit Corp.
1.14%, 05/26/2020, MTN (B)	5,000,000	4,944,900
Discover Financial Services
6.45%, 06/12/2017	12,678,000	13,385,623
Springleaf Finance Corp.
6.90%, 12/15/2017, MTN	3,875,000	3,961,800

		34,621,887

Diversified Financial Services - 2.9%
Bear Stearns Cos. LLC
7.25%, 02/01/2018	12,500,000	13,747,088
Denali Borrower LLC / Denali Finance Corp.
5.63%, 10/15/2020 (A)	5,000,000	5,262,500
General Electric Capital Corp.
1.42%, 04/15/2020, MTN (B)	5,100,000	5,094,971
2.30%, 01/14/2019, MTN	14,004,000	14,389,474
Murray Street Investment Trust I
4.65%, 03/09/2017 (G)	8,046,000	8,285,320
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/2018 (C)	29,410,000	35,803,764
OMX Timber Finance Investments I LLC
5.42%, 01/29/2020 (A)	20,014,000	22,069,838

		104,652,955

Diversified Telecommunication Services - 2.0%
AT&T, Inc.
1.53%, 06/30/2020 (B)	8,210,000	8,133,598
5.80%, 02/15/2019	15,673,000	17,306,377

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Qwest Corp.
8.38%, 05/01/2016	$ 11,007,000	$ 11,161,880
Sprint Capital Corp.
6.90%, 05/01/2019	9,000,000	7,200,000
Telefonica Emisiones SAU
3.19%, 04/27/2018	18,370,000	18,688,389
Verizon Communications, Inc.
2.25%, 09/14/2018 (B)	8,900,000	9,094,874

		71,585,118

Electric Utilities - 3.8%
Entergy Texas, Inc.
7.13%, 02/01/2019	22,351,000	25,416,060
Exelon Corp.
1.55%, 06/09/2017	26,925,000	26,861,484
Jersey Central Power & Light Co.
5.65%, 06/01/2017	6,850,000	7,100,929
Oncor Electric Delivery Co. LLC
2.15%, 06/01/2019	5,190,000	5,121,689
5.00%, 09/30/2017	7,200,000	7,541,021
6.80%, 09/01/2018	8,000,000	8,933,040
Public Service Co. of Colorado
5.80%, 08/01/2018 (C)	18,201,000	19,982,350
Southern California Edison Co.
1.85%, 02/01/2022	24,607,143	24,644,620
Xcel Energy, Inc.
5.61%, 04/01/2017	8,431,000	8,830,182

		134,431,375

Energy Equipment & Services - 3.0%
Boardwalk Pipelines, LP
5.88%, 11/15/2016 (C)	19,745,000	19,757,044
Hiland Partners, LP / Hiland Partners Finance Corp.
7.25%, 10/01/2020 (A)	33,629,000	33,292,710
Nabors Industries, Inc.
6.15%, 02/15/2018	11,000,000	10,364,596
Schlumberger Holdings Corp.
2.35%, 12/21/2018 (A)	20,000,000	19,733,840
Transocean, Inc.
5.80%, 12/15/2016 (C)	14,901,000	14,453,970
Weatherford International, Ltd.
9.63%, 03/01/2019	14,745,000	11,574,825

		109,176,985

Food Products - 0.9%
ConAgra Foods, Inc.
2.10%, 03/15/2018	22,340,000	22,375,275
Kraft Heinz Foods Co.
2.80%, 07/02/2020 (A)	8,330,000	8,388,085

		30,763,360

Gas Utilities - 0.9%
DTE Gas Co.
5.00%, 10/01/2019 (C)	28,400,000	31,258,829

Health Care Providers & Services - 0.5%
CHS / Community Health Systems, Inc.
5.13%, 08/15/2018	750,000	753,750
Express Scripts Holding Co.
1.25%, 06/02/2017 (C)	15,743,000	15,666,442

		16,420,192

Household Durables - 0.5%
Meritage Homes Corp.
4.50%, 03/01/2018	16,694,000	16,652,265

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2016 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Household Products - 0.4%
ADOP Co.
6.63%, 10/01/2017 (A)	$ 15,000,000	$ 16,114,020

Insurance - 2.4%
Fidelity National Financial, Inc.
6.60%, 05/15/2017	17,177,000	18,000,981
Genworth Holdings, Inc.
6.52%, 05/22/2018, MTN (C)	14,490,000	11,845,575
Sirius International Group, Ltd.
6.38%, 03/20/2017 (A)	22,303,000	23,000,236
ZFS Finance USA Trust II
6.45%, 12/15/2065 (A) (B)	33,417,000	33,458,771

		86,305,563

Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.
1.30%, 02/01/2017	15,085,000	15,036,879

Machinery - 0.8%
CNH Industrial Capital LLC
3.88%, 07/16/2018	1,850,000	1,794,500
Stanley Black & Decker, Inc.
2.45%, 11/17/2018	25,000,000	25,315,100

		27,109,600

Media - 1.9%
Cablevision Systems Corp.
7.75%, 04/15/2018	11,397,000	11,539,462
CCO Safari II LLC
3.58%, 07/23/2020 (A)	20,000,000	20,112,780
CSC Holdings LLC
7.63%, 07/15/2018 (C)	2,500,000	2,637,500
DISH DBS Corp.
4.25%, 04/01/2018	4,315,000	4,320,394
Sky PLC
9.50%, 11/15/2018 (A)	24,244,000	28,645,935

		67,256,071

Metals & Mining - 1.1%
Glencore Finance Canada, Ltd.
5.80%, 11/15/2016 (A) (C)	4,913,000	4,882,294
Kinross Gold Corp.
3.63%, 09/01/2016 (C)	27,605,000	26,500,800
Novelis, Inc.
8.38%, 12/15/2017 (C)	10,000,000	9,600,000

		40,983,094

Multi-Utilities - 1.1%
Consumers Energy Co.
6.70%, 09/15/2019	10,000,000	11,605,980
Dominion Resources, Inc.
5.20%, 08/15/2019	24,954,000	27,240,884

		38,846,864

Oil, Gas & Consumable Fuels - 2.0%
Chesapeake Energy Corp.
3.87%, 04/15/2019 (B)	29,692,500	7,868,512
Enbridge, Inc.
1.26%, 10/01/2016 (B)	19,895,000	19,749,806
Energy Transfer Partners, LP
2.50%, 06/15/2018	7,865,000	7,197,144
Petrobras Global Finance BV
2.00%, 05/20/2016	11,380,000	11,280,425

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Ras Laffan Liquefied Natural Gas Co., Ltd. III
5.83%, 09/30/2016 (A)	$ 7,889,232	$ 8,026,481
Sunoco Logistics Partners Operations, LP
6.13%, 05/15/2016	17,646,000	17,849,617

		71,971,985

Pharmaceuticals - 1.3%
Actavis Funding SCS
1.76%, 03/12/2020 (B) (C)	8,500,000	8,498,436
2.45%, 06/15/2019	7,050,000	7,069,437
Perrigo Co. PLC
1.30%, 11/08/2016	5,823,000	5,783,165
Pfizer, Inc.
6.20%, 03/15/2019	9,565,000	10,816,934
Zoetis, Inc.
1.88%, 02/01/2018	16,115,000	16,002,614

		48,170,586

Real Estate Investment Trusts - 3.2%
Government Properties Income Trust
3.75%, 08/15/2019	24,795,000	25,348,499
Highwoods Realty, LP
5.85%, 03/15/2017	21,465,000	22,377,885
Hospitality Properties Trust
6.70%, 01/15/2018	13,666,000	14,457,330
Simon Property Group, LP
10.35%, 04/01/2019	21,362,000	26,288,931
Vereit Operating Partnership, LP
2.00%, 02/06/2017	4,500,000	4,441,500
3.00%, 02/06/2019 (C)	21,352,000	20,231,020

		113,145,165

Real Estate Management & Development - 0.4%
First Industrial, LP
7.50%, 12/01/2017, MTN	11,650,000	12,686,734

Road & Rail - 1.2%
Aviation Capital Group Corp.
4.63%, 01/31/2018 (A)	23,484,000	23,836,260
7.13%, 10/15/2020 (A)	18,266,000	20,594,915

		44,431,175

Semiconductors & Semiconductor Equipment - 0.8%
KLA-Tencor Corp.
2.38%, 11/01/2017 (C)	17,635,000	17,720,882
NXP BV / NXP Funding LLC
3.75%, 06/01/2018 (A)	10,654,000	10,723,251

		28,444,133

Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc.
0.64%, 05/06/2019 (B) (C)	11,206,000	11,144,905
Hewlett Packard Enterprise Co.
2.35%, 10/05/2017 (A) (B) (C)	30,000,000	30,082,140

		41,227,045

Thrifts & Mortgage Finance - 0.7%
First Niagara Financial Group, Inc.
7.25%, 12/15/2021	20,000,000	23,837,160

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2016 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Tobacco - 1.5%
Altria Group, Inc.
9.70%, 11/10/2018	$ 23,607,000	$ 28,364,141
RJ Reynolds Tobacco Co.
8.13%, 06/23/2019	20,000,000	23,704,000

		52,068,141

Trading Companies & Distributors - 0.7%
International Lease Finance Corp.
6.75%, 09/01/2016 (A)	24,130,000	24,612,600

Wireless Telecommunication Services - 0.3%
Sprint Communications, Inc.
9.00%, 11/15/2018 (A)	9,700,000	9,894,000

Total Corporate Debt Securities (Cost $2,349,879,171)		2,300,896,189

LOAN ASSIGNMENTS - 1.4%
Food & Staples Retailing - 0.2%
Albertson’s LLC
Term Loan B2
5.50%, 03/21/2019 (B)	8,290,929	8,194,198

Food Products - 0.0% (F)
Aramark Services, Inc.
Extended Synthetic LOC 2
0.36%, 07/26/2016 (B)	315,422	310,691
Extended Synthetic LOC 3
0.36%, 07/26/2016 (B)	741,041	729,925

		1,040,616

Health Care Providers & Services - 0.4%
HCA, Inc.
Term Loan B5
3.18%, 03/31/2017 (B)	13,196,250	13,177,920

Personal Products - 0.2%
Revlon Consumer Products Corp.
Term Loan B
3.25%, 11/20/2017 (B)	8,327,410	8,298,789

Technology Hardware, Storage & Peripherals - 0.6%
Dell, Inc.
Term Loan C
3.75%, 10/29/2018 (B)	19,822,218	19,767,152

Total Loan Assignments (Cost $50,558,660)		50,478,675

MORTGAGE-BACKED SECURITIES - 19.6%
7 WTC Depositor LLC Trust
Series 2012-7WTC, Class A
4.08%, 03/13/2031 (A)	9,864,928	9,996,534
BAMLL Commercial Mortgage Securities Trust
Series 2014-FL1, Class B
2.63%, 12/15/2031 (A) (B)	10,000,000	9,835,712
Series 2014-INLD, Class C
3.03%, 12/15/2029 (A) (B)	16,200,000	15,920,190
Series 2014-IP, Class D
2.81%, 06/15/2028 (A) (B)	11,000,000	10,844,962
Banc of America Funding Trust
Series 2010-R4, Class 1A1
5.50%, 07/26/2036 (A)	913,451	926,673

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Re-REMIC Trust
Series 2010-UB3, Class A4B1
5.74%, 06/15/2049 (A) (B)	$ 7,970,000	$ 8,249,537
BBCMS Trust
Series 2014-BXO, Class C
2.43%, 08/15/2027 (A) (B)	10,000,000	9,944,221
BCAP LLC Trust
Series 2009-RR13, Class 2A3
5.50%, 02/26/2036 (A) (B)	662,698	671,030
Series 2009-RR14, Class 1A1
6.00%, 05/26/2037 (A) (B)	3,621,872	3,789,747
Series 2009-RR6, Class 2A1
2.72%, 08/26/2035 (A) (B)	3,808,241	3,772,950
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 (A) (B)	2,757,101	2,806,576
Series 2010-RR7, Class 5A6
5.50%, 10/26/2036 (A)	3,582,205	3,665,490
Series 2012-RR2, Class 7A3
2.74%, 09/26/2035 (A) (B)	2,637,112	2,638,064
Series 2012-RR4, Class 2A5
1.98%, 04/26/2037 (A) (B)	4,392,630	4,384,201
Series 2012-RR5, Class 6A1
2.89%, 10/26/2035 (A) (B)	2,480,244	2,492,378
BHMS Mortgage Trust
Series 2014-ATLS, Class CFL
2.88%, 07/05/2033 (A) (B)	15,000,000	14,511,830
BLCP Hotel Trust
Series 2014-CLRN, Class C
2.38%, 08/15/2029 (A) (B)	10,000,000	9,708,565
BNPP Mortgage Securities LLC
Series 2009-1, Class A1
6.00%, 08/27/2037 (A)	1,538,368	1,564,918
Boca Hotel Portfolio Trust
Series 2013-BOCA, Class B
2.18%, 08/15/2026 (A) (B)	15,000,000	14,969,886
Series 2013-BOCA, Class C
2.58%, 08/15/2026 (A) (B)	10,745,000	10,710,882
CD Commercial Mortgage Trust
Series 2007-CD4, Class A1A
5.29%, 12/11/2049 (B)	8,878,028	9,117,149
CDGJ Commercial Mortgage Trust
Series 2014-BXCH, Class C
2.93%, 12/15/2027 (A) (B)	15,000,000	14,661,478
CGWF Commercial Mortgage Trust
Series 2013-RKWH, Class C
2.73%, 11/15/2030 (A) (B)	15,000,000	14,975,107
Citigroup Commercial Mortgage Trust
Series 2014-388G, Class D
2.18%, 06/15/2033 (A) (B)	18,000,000	17,410,054
Series 2014-388G, Class E
2.78%, 06/15/2033 (A) (B)	15,000,000	14,482,872
Citigroup Mortgage Loan Trust
Series 2009-10, Class 6A1
2.92%, 09/25/2034 (A) (B)	853,629	848,942
Series 2010-8, Class 5A6
4.00%, 11/25/2036 (A)	2,575,759	2,595,497
Series 2010-8, Class 6A6
4.50%, 12/25/2036 (A)	2,622,167	2,654,126
Series 2010-8, Class 6A62
3.50%, 12/25/2036 (A)	1,618,019	1,627,319
Series 2014-A, Class A
4.00%, 01/25/2035	9,802,506	10,106,869
COMM Mortgage Trust
Series 2014-PAT, Class D
2.57%, 08/13/2027 (A) (B)	15,000,000	14,421,513
Series 2014-PAT, Class E
3.57%, 08/13/2027 (A) (B)	5,000,000	4,827,662

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2016 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Commercial Mortgage Trust
Series 2007-C1, Class A1A
5.36%, 02/15/2040	$ 13,449,599	$ 13,727,620
Series 2007-C4, Class AAB
6.15%, 09/15/2039 (B)	1,894,191	1,917,872
Series 2007-C5, Class A4
5.70%, 09/15/2040 (B)	5,963,272	6,186,940
CSMC Trust
Series 2010-15R, Class 4A1
3.50%, 04/26/2035 (A) (B)	4,489,535	4,540,448
Series 2010-18R, Class 1A11
2.60%, 08/26/2035 (A) (B)	889,005	883,566
Series 2010-1R, Class 28A1
5.00%, 02/27/2047 (A)	7,620,077	7,633,511
Series 2010-RR2, Class 1B
5.51%, 04/15/2047 (A) (B)	11,000,000	11,292,955
Series 2010-RR4, Class 2B
5.47%, 09/18/2039 (A) (B)	8,250,000	8,335,458
Series 2015-DEAL, Class B
2.28%, 04/15/2029 (A) (B)	16,120,000	15,675,821
Series 2015-DEAL, Class D
3.53%, 04/15/2029 (A) (B)	10,000,000	9,594,595
Series 2015-SAND, Class C
2.58%, 08/15/2030 (A) (B)	4,000,000	3,904,798
GP Portfolio Trust
Series 2014-GPP, Class C
2.38%, 02/15/2027 (A) (B)	13,000,000	12,744,473
Series 2014-GPP, Class D
3.18%, 02/15/2027 (A) (B)	10,000,000	9,758,308
GS Mortgage Securities Trust
Series 2013-G1, Class A1
2.06%, 04/10/2031 (A)	9,470,882	9,319,427
Hilton USA Trust
Series 2013-HLF, Class CFL
2.33%, 11/05/2030 (A) (B)	13,528,178	13,425,765
Series 2013-HLF, Class DFL
3.18%, 11/05/2030 (A) (B)	4,578,908	4,562,580
Hyatt Hotel Portfolio Trust
Series 2015-HYT, Class C
2.53%, 11/15/2029 (A) (B)	6,900,000	6,824,640
Impac CMB Trust
Series 2007-A, Class A
0.68%, 05/25/2037 (A) (B)	11,303,610	10,302,261
Jefferies Re-REMIC Trust
Series 2009-R2, Class 2A
2.74%, 12/26/2037 (A) (B)	1,537,739	1,524,729
Series 2009-R2, Class 3A
2.79%, 01/26/2047 (A) (B)	481,262	479,445
Series 2009-R7, Class 11A1
2.43%, 03/26/2037 (A) (B)	1,310,259	1,291,612
Series 2009-R7, Class 12A1
2.75%, 08/26/2036 (A) (B)	187,395	186,335
Series 2009-R7, Class 4A1
2.67%, 09/26/2034 (A) (B)	559,761	552,253
Series 2009-R9, Class 1A1
2.41%, 08/26/2046 (A) (B)	3,662,035	3,688,492
Series 2010-R8, Class 2A1
2.74%, 10/26/2036 (A)	1,669,524	1,673,138
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-DSTY, Class C
3.93%, 06/10/2027 (A) (B)	10,000,000	10,068,949
Series 2014-FBLU, Class C
2.43%, 12/15/2028 (A) (B)	28,550,000	28,545,792
Series 2014-FBLU, Class D
3.03%, 12/15/2028 (A) (B)	10,745,000	10,741,794
Series 2014-INN, Class C

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust (continued)
2.13%, 06/15/2029 (A) (B)	$ 19,365,000	$ 19,156,416
Series 2015-CSMO, Class C
2.68%, 01/15/2032 (A) (B)	15,000,000	14,613,722
JPMorgan Commercial Mortgage-Backed Securities Trust
Series 2009-RR2, Class MLB
5.81%, 06/15/2050 (A) (B)	10,000,000	10,350,581
JPMorgan Re-REMIC Trust
Series 2009-11, Class 1A1
2.87%, 02/26/2037 (A) (B)	3,033,517	3,009,797
Series 2009-7, Class 8A1
3.10%, 01/27/2047 (A) (B)	63,115	63,073
Series 2010-4, Class 7A1
1.99%, 08/26/2035 (A) (B)	595,766	594,123
Series 2010-5, Class 2A2
4.50%, 07/26/2035 (A) (B)	4,176,725	4,284,441
Lehman Brothers Small Balance Commercial
Series 2005-1A, Class A
0.68%, 02/25/2030 (A) (B)	6,089,942	5,672,599
MASTR Alternative Loan Trust
Series 2003-4, Class 1A1
5.00%, 05/25/2018	3,343,984	3,406,436
Morgan Stanley Re-REMIC Trust
Series 2009-GG10, Class A4B
5.99%, 08/12/2045 (A) (B)	10,000,000	10,344,249
Series 2010-R4, Class 3A
5.50%, 08/26/2047 (A)	9,003,111	9,182,730
Mortgage Equity Conversion Asset Trust
Series 2010-1A, Class A
4.00%, 07/25/2060 (A)	9,342,302	8,316,518
New Residential Mortgage Loan Trust
Series 2014-1A, Class A
3.75%, 01/25/2054 (A) (B)	5,843,210	6,003,065
Series 2014-3A, Class AFX3
3.75%, 11/25/2054 (A) (B)	7,674,156	7,900,797
NorthStar
Series 2013-1A, Class A
2.28%, 08/25/2029 (A) (B)	5,554,709	5,559,922
ORES LLC
Series 2014-LV3, Class A
3.00%, 03/27/2024 (A)	2,412,095	2,412,095
RBSCF Trust
Series 2009-RR2, Class CWB
5.22%, 08/16/2048 (A) (B)	4,000,000	4,062,028
Series 2010-RR3, Class CSCA
5.47%, 09/16/2039 (A)	15,616,270	15,671,178
RBSSP Resecuritization Trust
Series 2013-2, Class 2A1
0.59%, 12/20/2036 (A) (B)	12,936,401	12,480,143
SCG Trust
Series 2013-SRP1, Class AJ
2.38%, 11/15/2026 (A) (B)	18,985,000	18,858,085
Series 2013-SRP1, Class B
2.93%, 11/15/2026 (A) (B)	20,000,000	19,957,390
Springleaf Mortgage Loan Trust
Series 2013-2A, Class A
1.78%, 12/25/2065 (A) (B)	2,562,830	2,563,701
Station Place Securitization Trust
Series 2014-4,Class A
2.68%, 12/16/2016 (A) (B)	30,000,000	30,000,000
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class AJ
5.51%, 08/15/2039 (B)	2,174,276	2,182,297

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2016 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust
Series 2015-4, Class A1B
2.75%, 04/25/2055 (A) (B)	$ 12,675,881	$ 12,633,520
Wells Fargo Mortgage Loan Trust
Series 2010-RR2, Class 1A1
2.83%, 09/27/2035 (A) (B)	1,268,813	1,268,532
Series 2010-RR4, Class 1A1
2.82%, 12/27/2046 (A) (B)	2,966,784	2,972,993
Series 2011-RR3, Class A1
2.89%, 03/27/2037 (A) (B)	8,417,710	8,262,235
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-G, Class A1
2.62%, 06/25/2033 (B)	589,108	592,171

Total Mortgage-Backed Securities (Cost $711,798,087)		700,891,348

U.S. GOVERNMENT AGENCY OBLIGATION - 0.0% (F)
Federal Home Loan Mortgage Corp.
2.52%, 08/01/2037 (B)	410,128	433,774

Total U.S. Government Agency Obligation (Cost $415,880)		433,774

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.45% (H)	36,932,703	36,932,703

Total Securities Lending Collateral (Cost $36,932,703)		36,932,703

	Principal	Value
REPURCHASE AGREEMENT - 1.7%
State Street Bank & Trust Co. 0.03% (H), dated 01/29/2016, to be repurchased at $60,979,252 on 02/01/2016. Collateralized by a U.S. Government Agency Obligation, 2.12%, due 06/02/2021, and with a value of $62,199,450.	$ 60,979,099	60,979,099

Total Repurchase Agreement (Cost $60,979,099)		60,979,099

Total Investments (Cost $3,645,380,445) (I)		3,588,660,607
Net Other Assets (Liabilities) - (0.4)%		(13,227,327)

Net Assets - 100.0%		$ 3,575,433,280

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2016 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at January 31, 2016
ASSETS
Investments
Asset-Backed Securities	$—	$438,048,819	$—	$438,048,819
Corporate Debt Securities	—	2,300,896,189	—	2,300,896,189
Loan Assignments	—	50,478,675	—	50,478,675
Mortgage-Backed Securities	—	700,891,348	—	700,891,348
U.S. Government Agency Obligation	—	433,774	—	433,774
Securities Lending Collateral	36,932,703	—	—	36,932,703
Repurchase Agreement	—	60,979,099	—	60,979,099

Total Investments	$36,932,703	$3,551,727,904	$—	$3,588,660,607

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the total aggregate value of 144A securities is $1,563,018,280, representing 43.7% of the Fund’s net assets.

(B)	Floating or variable rate security. The rate disclosed is as of January 31, 2016.
(C)

All or a portion of the security is on loan. The total value of all securities on loan is $36,167,947. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(D)	Perpetual maturity. The date displayed is the next call date.
(E)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2016, the total aggregate value of Regulation S securities is $18,083,282, representing 0.5% of the Fund’s net assets.

(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of January 31, 2016; the maturity date disclosed is the ultimate maturity date.
(H)	Rate disclosed reflects the yield at January 31, 2016.
(I)

Aggregate cost for federal income tax purposes is $3,645,380,445. Aggregate gross unrealized appreciation and depreciation for all securities is $15,131,016 and $71,850,854, respectively. Net unrealized depreciation for tax purposes is $56,719,838.

(J)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 8	January 31, 2016 Form N-Q

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Aerospace & Defense - 0.5%
Ducommun, Inc. (A)	13,630	$ 201,724
Triumph Group, Inc. (B)	7,430	189,465

		391,189

Air Freight & Logistics - 0.7%
Atlas Air Worldwide Holdings, Inc. (A)	7,640	280,617
Hub Group, Inc., Class A (A)	8,500	258,995

		539,612

Auto Components - 1.2%
American Axle & Manufacturing Holdings, Inc. (A)	20,380	261,272
Cooper Tire & Rubber Co.	7,135	260,142
Modine Manufacturing Co. (A)	27,325	175,426
Superior Industries International, Inc.	11,600	213,556

		910,396

Banks - 5.6%
BBCN Bancorp, Inc.	18,900	287,280
Brookline Bancorp, Inc.	22,255	248,366
Central Pacific Financial Corp.	14,215	297,804
Customers Bancorp, Inc. (A)	10,555	264,931
CVB Financial Corp.	17,535	268,461
Eagle Bancorp, Inc. (A) (B)	5,685	268,559
Enterprise Financial Services Corp.	8,485	240,889
First BanCorp (A)	121,895	316,927
First Merchants Corp.	11,155	255,003
First NBC Bank Holding Co. (A)	8,050	252,690
Fulton Financial Corp.	21,505	276,339
Hanmi Financial Corp., Class B	11,390	247,163
National Bank Holdings Corp., Class A	14,470	284,914
Pacific Premier Bancorp, Inc. (A)	9,540	195,856
Popular, Inc.	9,265	232,922
Preferred Bank	5,940	193,050
TriCo Bancshares	7,480	190,815

		4,321,969

Biotechnology - 0.6%
AMAG Pharmaceuticals, Inc. (A)	10,595	242,732
PDL Biopharma, Inc.	80,560	252,958

		495,690

Building Products - 0.4%
Universal Forest Products, Inc.	4,200	289,338

Capital Markets - 1.3%
Cowen Group, Inc., Class A (A) (B)	74,685	213,599
Janus Capital Group, Inc.	19,505	245,568
Legg Mason, Inc.	8,595	263,179
Stifel Financial Corp. (A)	7,915	264,836

		987,182

Chemicals - 2.0%
Cabot Corp.	7,200	290,448
Innospec, Inc.	5,365	267,445
Koppers Holdings, Inc. (A)	15,285	258,775
Kronos Worldwide, Inc. (B)	45,380	213,286
Minerals Technologies, Inc.	6,670	273,403
Stepan Co.	6,390	287,295

		1,590,652

	Shares	Value
COMMON STOCKS (continued)
Commercial Services & Supplies - 3.5%
ACCO Brands Corp. (A)	37,570	$ 228,050
Brink’s Co.	10,190	299,586
Ennis, Inc.	11,440	228,457
Essendant, Inc.	8,560	255,602
Pitney Bowes, Inc.	14,760	289,001
Quad/Graphics, Inc.	33,675	339,444
R.R. Donnelley & Sons Co.	18,020	251,739
Steelcase, Inc., Class A	21,095	269,172
Tetra Tech, Inc.	11,680	309,403
Viad Corp.	9,025	265,967

		2,736,421

Communications Equipment - 2.3%
Brocade Communications Systems, Inc.	33,555	267,769
Comtech Telecommunications Corp.	13,155	256,786
Digi International, Inc. (A)	20,975	191,292
Extreme Networks (A)	57,250	158,010
Harmonic, Inc. (A) (B)	48,880	161,304
Ixia (A)	23,000	220,110
NETGEAR, Inc. (A)	6,815	254,677
Polycom, Inc. (A)	23,750	242,012

		1,751,960

Construction & Engineering - 2.8%
AECOM (A)	10,440	286,474
Aegion Corp., Class A (A)	15,505	279,555
Comfort Systems USA, Inc., Class A	9,925	281,275
EMCOR Group, Inc.	6,345	289,966
Jacobs Engineering Group, Inc. (A)	7,255	284,614
KBR, Inc.	16,700	238,142
Quanta Services, Inc. (A)	14,700	274,890
Tutor Perini Corp. (A)	19,235	254,094

		2,189,010

Consumer Finance - 1.0%
Cash America International, Inc. (B)	8,790	263,173
Navient Corp.	25,315	242,011
Nelnet, Inc., Class A	8,590	278,917

		784,101

Containers & Packaging - 1.0%
Avery Dennison Corp.	4,360	265,480
Greif, Inc., Class A (B)	8,855	234,038
Sonoco Products Co.	7,405	292,572

		792,090

Diversified Consumer Services - 1.5%
Capella Education Co.	6,505	285,634
DeVry Education Group, Inc. (B)	10,900	216,910
K12, Inc. (A)	19,620	180,308
Regis Corp. (A)	17,005	254,055
Strayer Education, Inc. (A)	4,725	252,268

		1,189,175

Diversified Telecommunication Services - 1.0%
Atlantic Tele-Network, Inc.	3,335	256,762
Inteliquent, Inc.	14,570	250,312
Vonage Holdings Corp. (A)	50,460	258,860

		765,934

Electric Utilities - 0.3%
OGE Energy Corp.	10,230	268,333

The notes are an integral part of this report. Transmerica Funds	Page 1	January 31, 2016 Form N-Q

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment - 0.7%
General Cable Corp.	23,450	$ 274,834
Regal Beloit Corp.	5,110	287,233

		562,067

Electronic Equipment, Instruments & Components - 7.0%
Anixter International, Inc. (A)	4,800	237,312
AVX Corp. (B)	23,050	264,614
Benchmark Electronics, Inc. (A)	13,240	278,040
Celestica, Inc. (A)	20,610	186,727
Checkpoint Systems, Inc.	34,115	221,065
Coherent, Inc. (A)	4,605	355,828
CTS Corp.	11,410	179,708
DTS, Inc. (A)	9,030	201,188
II-VI, Inc. (A)	14,915	310,232
Ingram Micro, Inc., Class A	10,340	291,588
Insight Enterprises, Inc. (A)	9,945	235,000
Methode Electronics, Inc.	9,125	237,798
MTS Systems Corp.	4,800	256,320
Orbotech, Ltd. (A)	14,075	293,745
Plexus Corp. (A)	7,660	267,717
QLogic Corp. (A)	24,215	310,436
Rofin-Sinar Technologies, Inc. (A)	9,435	240,498
SYNNEX Corp.	3,260	273,677
Tech Data Corp. (A)	4,270	266,448
VeriFone Systems, Inc. (A) (B)	11,055	258,577
Vishay Intertechnology, Inc. (B)	24,285	278,306

		5,444,824

Energy Equipment & Services - 1.7%
Ensco PLC, Class A	19,320	188,950
Hornbeck Offshore Services, Inc. (A) (B)	30,785	250,282
McDermott International, Inc. (A)	80,835	223,104
Nabors Industries, Ltd.	33,115	243,726
Rowan Cos. PLC, Class A (B)	16,595	209,927
Superior Energy Services, Inc. (B)	21,455	221,201

		1,337,190

Food & Staples Retailing - 1.4%
Fresh Market, Inc. (A)	12,500	239,500
SpartanNash Co.	14,150	290,358
SUPERVALU, Inc. (A)	62,140	282,737
United Natural Foods, Inc. (A)	7,095	248,467

		1,061,062

Food Products - 1.0%
Dean Foods Co. (B)	13,710	273,926
Fresh Del Monte Produce, Inc.	6,440	262,816
Lancaster Colony Corp.	2,150	218,612

		755,354

Gas Utilities - 0.7%
South Jersey Industries, Inc.	11,875	295,213
Southwest Gas Corp.	4,715	277,383

		572,596

Health Care Equipment & Supplies - 4.0%
Alere, Inc. (A)	6,595	245,334
Analogic Corp.	3,445	255,171
AngioDynamics, Inc. (A)	18,485	209,250
Anika Therapeutics, Inc. (A)	7,060	265,597
CONMED Corp.	7,110	262,644
ICU Medical, Inc., Class B (A)	2,885	277,681
LeMaitre Vascular, Inc.	13,935	203,451
LivaNova PLC (A)	4,765	266,745

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Meridian Bioscience, Inc. (B)	14,850	$ 285,863
Merit Medical Systems, Inc. (A)	14,885	246,347
Natus Medical, Inc. (A)	6,240	220,147
OraSure Technologies, Inc. (A)	40,730	222,793
SurModics, Inc. (A)	9,335	186,233

		3,147,256

Health Care Providers & Services - 6.6%
Addus HomeCare Corp. (A)	10,815	229,386
Almost Family, Inc. (A)	6,635	253,722
Amedisys, Inc. (A) (B)	7,150	255,613
Amsurg Corp., Class A (A)	3,885	284,343
Chemed Corp. (B)	1,925	270,116
Cross Country Healthcare, Inc. (A)	17,300	249,120
Healthways, Inc. (A) (B)	18,725	220,206
Kindred Healthcare, Inc.	28,360	273,958
Landauer, Inc. (B)	6,540	200,386
LHC Group, Inc. (A)	6,295	238,706
LifePoint Health, Inc. (A)	3,820	266,598
Magellan Health, Inc. (A)	4,700	267,900
Molina Healthcare, Inc. (A)	4,490	246,546
Owens & Minor, Inc. (B)	8,330	288,635
PharMerica Corp. (A)	8,320	247,021
Select Medical Holdings Corp. (B)	24,615	234,581
Triple-S Management Corp., Class B (A)	11,380	253,660
US Physical Therapy, Inc.	5,895	301,529
VCA, Inc. (A)	5,205	266,860
WellCare Health Plans, Inc. (A)	3,750	284,925

		5,133,811

Health Care Technology - 1.7%
Allscripts Healthcare Solutions, Inc. (A)	17,890	246,524
Computer Programs & Systems, Inc.	5,095	267,640
HMS Holdings Corp. (A)	23,810	286,911
Omnicell, Inc. (A)	10,090	282,419
Quality Systems, Inc.	16,435	215,463

		1,298,957

Hotels, Restaurants & Leisure - 1.3%
Bob Evans Farms, Inc.	6,425	263,040
Cheesecake Factory, Inc. (B)	5,510	266,133
Isle of Capri Casinos, Inc. (A)	19,570	247,756
Ruby Tuesday, Inc. (A)	41,180	224,431

		1,001,360

Household Durables - 1.0%
Ethan Allen Interiors, Inc. (B)	9,930	265,131
Tupperware Brands Corp. (B)	5,480	254,436
ZAGG, Inc. (A)	24,940	229,947

		749,514

Household Products - 0.3%
Central Garden & Pet Co., Class A (A)	16,960	234,387

Independent Power and Renewable Electricity Producers - 0.4%
NRG Energy, Inc.	28,240	300,474

Insurance - 3.8%
American Equity Investment Life Holding Co.	14,310	260,299
Argo Group International Holdings, Ltd.	4,870	276,762
Aspen Insurance Holdings, Ltd.	5,660	263,247
Assurant, Inc.	3,245	263,851
Assured Guaranty, Ltd.	11,075	263,364
Hanover Insurance Group, Inc.	3,630	295,809
Horace Mann Educators Corp.	9,070	278,630

The notes are an integral part of this report. Transmerica Funds	Page 2	January 31, 2016 Form N-Q

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Kemper Corp.	7,765	$ 268,358
Maiden Holdings, Ltd. (B)	19,880	254,464
Old Republic International Corp.	14,350	259,448
Selective Insurance Group, Inc.	8,740	273,649

		2,957,881

Internet & Catalog Retail - 0.7%
Blue Nile, Inc. (A)	7,535	262,143
Nutrisystem, Inc.	12,800	253,568

		515,711

Internet Software & Services - 1.2%
DHI Group, Inc. (A)	27,740	258,260
EarthLink Holdings Corp.	43,045	254,826
Liquidity Services, Inc. (A)	30,540	198,815
Monster Worldwide, Inc. (A) (B)	49,985	249,425

		961,326

IT Services - 2.6%
CACI International, Inc., Class A (A)	3,055	253,779
Convergys Corp. (B)	12,170	297,435
CSG Systems International, Inc. (B)	7,160	250,171
Hackett Group, Inc.	14,460	213,574
ManTech International Corp., Class A	9,410	271,290
Sykes Enterprises, Inc. (A)	9,425	277,472
TeleTech Holdings, Inc.	7,760	207,270
Teradata Corp. (A) (B)	9,860	239,992

		2,010,983

Life Sciences Tools & Services - 2.2%
Bio-Rad Laboratories, Inc., Class A (A)	2,090	266,705
Bruker Corp. (A)	10,945	244,402
Cambrex Corp. (A)	5,800	200,912
Charles River Laboratories International, Inc. (A)	3,345	248,299
ICON PLC (A)	3,690	243,798
Luminex Corp. (A)	14,195	272,402
PAREXEL International Corp. (A)	4,150	265,434

		1,741,952

Machinery - 3.1%
AGCO Corp. (B)	6,165	300,667
Altra Industrial Motion Corp.	10,355	232,573
Federal Signal Corp.	15,910	235,309
Harsco Corp.	44,095	283,972
Joy Global, Inc.	28,110	280,257
Kadant, Inc.	5,295	205,499
Kennametal, Inc.	15,710	278,067
Timken Co.	10,830	287,536
Wabash National Corp. (A) (B)	24,710	273,293

		2,377,173

Media - 0.2%
Harte-Hanks, Inc.	53,610	183,346

Metals & Mining - 2.4%
Commercial Metals Co. (B)	18,850	262,392
Haynes International, Inc.	7,110	227,520
Kaiser Aluminum Corp.	3,505	272,478
Materion Corp.	9,325	228,369
Reliance Steel & Aluminum Co.	4,970	282,992
Schnitzer Steel Industries, Inc., Class A	17,995	242,033
Steel Dynamics, Inc.	17,405	319,382

		1,835,166

	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities - 0.7%
Avista Corp.	7,205	$ 266,801
MDU Resources Group, Inc. (B)	17,040	287,635

		554,436

Multiline Retail - 0.4%
Big Lots, Inc.	7,715	299,188

Oil, Gas & Consumable Fuels - 1.1%
Aegean Marine Petroleum Network, Inc.	27,570	196,298
Alon USA Energy, Inc. (B)	19,295	242,731
DHT Holdings, Inc.	36,225	209,381
Tsakos Energy Navigation, Ltd.	34,980	203,584

		851,994

Paper & Forest Products - 0.7%
Domtar Corp.	7,190	231,877
Schweitzer-Mauduit International, Inc.	6,755	283,710

		515,587

Personal Products - 0.8%
Avon Products, Inc. (B)	97,140	329,305
Medifast, Inc.	9,365	271,866

		601,171

Pharmaceuticals - 0.6%
SciClone Pharmaceuticals, Inc. (A)	28,255	225,757
Sucampo Pharmaceuticals, Inc., Class A (A)	17,530	221,755

		447,512

Professional Services - 0.9%
Insperity, Inc.	5,835	262,167
Resources Connection, Inc.	14,990	226,499
TrueBlue, Inc. (A)	10,985	250,897

		739,563

Real Estate Investment Trusts - 8.8%
ARMOUR Residential REIT, Inc. (B)	14,325	279,194
Ashford Hospitality Trust, Inc.	42,985	238,997
CBL & Associates Properties, Inc.	23,220	249,615
Corporate Office Properties Trust	12,975	289,342
Corrections Corp. of America	9,360	269,662
Cousins Properties, Inc.	32,700	281,874
DiamondRock Hospitality Co.	32,215	267,385
DuPont Fabros Technology, Inc.	8,230	272,989
Dynex Capital, Inc. (B)	33,690	202,140
EPR Properties	4,435	265,878
First Potomac Realty Trust	22,975	224,925
Geo Group, Inc.	9,375	277,312
Gladstone Commercial Corp.	14,430	206,349
Government Properties Income Trust (B)	17,370	238,490
Hersha Hospitality Trust, Class A	13,175	231,485
Hospitality Properties Trust	11,235	265,034
Lexington Realty Trust	35,685	261,571
Liberty Property Trust, Series C	9,305	272,823
MFA Financial, Inc.	40,325	256,064
Parkway Properties, Inc.	18,935	255,054
Pebblebrook Hotel Trust	10,835	264,591
PS Business Parks, Inc.	2,995	259,307
RLJ Lodging Trust (B)	12,990	237,587
Saul Centers, Inc.	3,720	189,236
Select Income REIT	14,950	282,555
Senior Housing Properties Trust (B)	17,060	247,029
Two Harbors Investment Corp.	34,945	265,582

		6,852,070

The notes are an integral part of this report. Transmerica Funds	Page 3	January 31, 2016 Form N-Q

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Road & Rail - 1.1%
ArcBest Corp.	14,095	$ 289,370
Landstar System, Inc.	4,520	259,493
YRC Worldwide, Inc. (A)	26,085	269,719

		818,582

Semiconductors & Semiconductor Equipment - 2.6%
Cohu, Inc.	16,615	201,208
FormFactor, Inc., Class A (A)	24,725	205,465
MKS Instruments, Inc.	7,510	266,154
NeoPhotonics Corp. (A)	34,030	305,249
Rudolph Technologies, Inc. (A)	20,850	267,089
Sigma Designs, Inc. (A)	37,265	247,067
Silicon Laboratories, Inc. (A)	5,625	256,500
Teradyne, Inc.	13,040	253,367

		2,002,099

Software - 0.4%
Rovi Corp. (A) (B)	14,040	273,218

Specialty Retail - 7.0%
Aaron’s, Inc.	11,545	264,150
Abercrombie & Fitch Co., Class A (B)	11,280	295,987
American Eagle Outfitters, Inc. (B)	17,790	260,446
Build-A-Bear Workshop, Inc. (A)	20,725	271,083
Caleres, Inc.	10,400	279,552
Chico’s FAS, Inc.	25,285	262,711
Children’s Place, Inc.	4,150	270,165
Citi Trends, Inc.	9,695	200,299
Express, Inc. (A)	15,090	255,926
Finish Line, Inc., Class A	14,075	266,580
Guess?, Inc. (B)	15,400	285,516
Haverty Furniture Cos., Inc.	9,645	182,773
Hibbett Sports, Inc. (A)	8,625	277,380
Kirkland’s, Inc.	21,890	258,959
Pier 1 Imports, Inc.	62,915	252,918
Rent-A-Center, Inc.	18,930	257,827
Select Comfort Corp. (A)	13,620	286,837
Shoe Carnival, Inc.	9,760	226,334
Urban Outfitters, Inc. (A) (B)	11,860	271,357
Vitamin Shoppe, Inc. (A) (B)	8,310	252,873
Zumiez, Inc. (A) (B)	16,575	300,173

		5,479,846

Textiles, Apparel & Luxury Goods - 1.2%
Culp, Inc.	8,830	223,576
Movado Group, Inc.	10,720	275,504
Perry Ellis International, Inc. (A)	10,680	203,027
Wolverine World Wide, Inc.	15,775	266,755

		968,862

Thrifts & Mortgage Finance - 0.2%
First Defiance Financial Corp., Class A	5,015	195,234

Trading Companies & Distributors - 1.3%
Applied Industrial Technologies, Inc.	7,425	285,417
DXP Enterprises, Inc. (A)	13,490	211,523
Kaman Corp. (B)	6,645	264,737
WESCO International, Inc. (A)	6,880	277,814

		1,039,491

	Shares	Value
COMMON STOCKS (continued)
Wireless Telecommunication Services - 0.6%
Shenandoah Telecommunications Co.	11,645	$ 267,602
Spok Holdings, Inc.	10,730	193,247

		460,849

Total Common Stocks (Cost $85,531,975)		76,285,144

MASTER LIMITED PARTNERSHIPS - 0.6%
Capital Markets - 0.3%
Lazard, Ltd., Class A	7,215	259,668

Diversified Financial Services - 0.3%
Compass Diversified Holdings	12,655	193,874

Total Master Limited Partnerships (Cost $449,548)		453,542

SECURITIES LENDING COLLATERAL - 14.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.45% (C)	11,072,675	11,072,675

Total Securities Lending Collateral (Cost $11,072,675)		11,072,675

	Principal	Value
REPURCHASE AGREEMENT - 1.9%
State Street Bank & Trust Co. 0.03% (C), dated 01/29/2016, to be repurchased at $1,510,693 on 02/01/2016. Collateralized by a U.S. Government Obligation, 1.00%, due 05/31/2018, and with a value of $1,541,234.	$ 1,510,689	1,510,689

Total Repurchase Agreement (Cost $1,510,689)		1,510,689

Total Investments (Cost $98,564,887) (D)		89,322,050
Net Other Assets (Liabilities) - (14.8)%		(11,511,450)

Net Assets - 100.0%		$ 77,810,600

The notes are an integral part of this report. Transmerica Funds	Page 4	January 31, 2016 Form N-Q

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at January 31, 2016
ASSETS
Investments
Common Stocks	$76,285,144	$—	$—	$76,285,144
Master Limited Partnerships	453,542	—	—	453,542
Securities Lending Collateral	11,072,675	—	—	11,072,675
Repurchase Agreement	—	1,510,689	—	1,510,689

Total Investments	$87,811,361	$1,510,689	$—	$89,322,050

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The total value of all securities on loan is $10,764,727. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at January 31, 2016.
(D)

Aggregate cost for federal income tax purposes is $98,564,887. Aggregate gross unrealized appreciation and depreciation for all securities is $2,071,184 and $11,314,021, respectively. Net unrealized depreciation for tax purposes is $9,242,837.

(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transmerica Funds	Page 5	January 31, 2016 Form N-Q

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 97.2%
Auto Components - 2.0%
Dorman Products, Inc. (A) (B)	88,290	$ 3,822,957
Drew Industries, Inc.	71,050	4,078,270

		7,901,227

Banks - 9.4%
BancorpSouth, Inc.	186,360	3,891,197
Pinnacle Financial Partners, Inc.	182,875	9,116,318
PrivateBancorp, Inc., Class A	392,395	14,765,824
South State Corp.	138,880	9,284,128

		37,057,467

Biotechnology - 3.1%
Eagle Pharmaceuticals, Inc. (A) (B)	107,850	7,754,415
Repligen Corp. (A)	212,360	4,703,774

		12,458,189

Building Products - 4.2%
AAON, Inc. (B)	187,470	4,036,229
Advanced Drainage Systems, Inc. (B)	294,990	6,660,874
Trex Co., Inc. (A) (B)	159,280	5,982,557

		16,679,660

Communications Equipment - 1.1%
Ruckus Wireless, Inc. (A) (B)	531,940	4,473,615

Diversified Financial Services - 4.5%
MarketAxess Holdings, Inc.	151,780	17,641,389

Diversified Telecommunication Services - 2.4%
Cogent Communications Holdings, Inc. (B)	280,980	9,387,542

Food Products - 6.2%
B&G Foods, Inc.	115,120	4,192,670
Calavo Growers, Inc.	87,840	4,545,720
J&J Snack Foods Corp.	82,730	8,933,185
TreeHouse Foods, Inc. (A)	88,730	7,041,613

		24,713,188

Health Care Equipment & Supplies - 4.2%
Cantel Medical Corp.	151,060	8,968,432
Neogen Corp. (A)	150,660	7,861,439

		16,829,871

Health Care Providers & Services - 3.2%
Aceto Corp. (B)	307,600	7,028,660
Providence Service Corp. (A) (B)	130,980	5,815,512

		12,844,172

Health Care Technology - 2.2%
Medidata Solutions, Inc. (A)	201,030	8,590,012

Hotels, Restaurants & Leisure - 5.9%
Popeyes Louisiana Kitchen, Inc. (A) (B)	213,930	13,184,506
Sonic Corp. (B)	341,910	10,045,316

		23,229,822

Internet Software & Services - 2.8%
LogMeIn, Inc. (A) (B)	106,190	5,547,365
SPS Commerce, Inc. (A)	85,060	5,552,717

		11,100,082

	Shares	Value
COMMON STOCKS (continued)
IT Services - 4.9%
Luxoft Holding, Inc., Class A (A)	70,820	$ 5,317,166
MAXIMUS, Inc., Class A	263,520	14,064,062

		19,381,228

Life Sciences Tools & Services - 7.8%
Cambrex Corp. (A) (B)	251,850	8,724,084
ICON PLC (A) (B)	198,226	13,096,792
PRA Health Sciences, Inc. (A) (B)	208,760	8,993,381

		30,814,257

Machinery - 1.4%
Proto Labs, Inc. (A) (B)	104,190	5,729,408

Oil, Gas & Consumable Fuels - 3.6%
Callon Petroleum Co. (A) (B)	509,789	3,492,055
Matador Resources Co. (A) (B)	257,410	4,126,282
PDC Energy, Inc. (A) (B)	116,530	6,627,061

		14,245,398

Pharmaceuticals - 5.8%
Prestige Brands Holdings, Inc. (A) (B)	248,620	11,605,582
Supernus Pharmaceuticals, Inc. (A) (B)	651,874	7,392,251
Teligent, Inc. (A) (B)	570,950	4,099,421

		23,097,254

Professional Services - 3.6%
WageWorks, Inc. (A)	314,220	14,058,203

Road & Rail - 2.7%
Knight Transportation, Inc.	264,270	6,466,687
Saia, Inc. (A) (B)	202,260	4,326,341

		10,793,028

Semiconductors & Semiconductor Equipment - 2.6%
CEVA, Inc. (A)	65,593	1,518,478
Silicon Laboratories, Inc. (A)	189,690	8,649,864

		10,168,342

Software - 5.6%
Callidus Software, Inc. (A)	220,820	3,407,253
Ellie Mae, Inc. (A) (B)	203,130	14,184,568
Qualys, Inc. (A) (B)	177,790	4,620,762

		22,212,583

Specialty Retail - 2.4%
Monro Muffler Brake, Inc. (B)	146,545	9,635,334

Textiles, Apparel & Luxury Goods - 5.6%
G-III Apparel Group, Ltd. (A)	237,500	11,723,000
Steven Madden, Ltd., Class B (A)	324,230	10,469,387

		22,192,387

Total Common Stocks (Cost $333,472,598)		385,233,658

SECURITIES LENDING COLLATERAL - 24.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.45% (C)	97,006,059	97,006,059

Total Securities Lending Collateral (Cost $97,006,059)		97,006,059

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2016 Form N-Q

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 2.9%

State Street Bank & Trust Co. 0.03% (C), dated 01/29/2016, to be repurchased at $11,590,334 on 02/01/2016. Collateralized by a U.S. Government Obligation, 1.00%, due 05/31/2018, and with a value of $11,822,818.

$ 11,590,305	$ 11,590,305

Total Repurchase Agreement (Cost $11,590,305)	11,590,305

Total Investments (Cost $442,068,962) (D)	493,830,022
Net Other Assets (Liabilities) - (24.6)%	(97,477,605)

Net Assets - 100.0%	$ 396,352,417

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at January 31, 2016
ASSETS
Investments
Common Stocks	$385,233,658	$—	$—	$385,233,658
Securities Lending Collateral	97,006,059	—	—	97,006,059
Repurchase Agreement	—	11,590,305	—	11,590,305

Total Investments	$482,239,717	$11,590,305	$—	$493,830,022

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The total value of all securities on loan is $94,605,576. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at January 31, 2016.
(D)

Aggregate cost for federal income tax purposes is $442,068,962. Aggregate gross unrealized appreciation and depreciation for all securities is $72,978,291 and  $21,217,231, respectively. Net unrealized appreciation for tax purposes is $51,761,060.

(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended  January 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2016 Form N-Q

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 99.0%
Airlines - 1.2%
Hawaiian Holdings, Inc. (A)	95,040	$ 3,346,358

Auto Components - 1.0%
American Axle & Manufacturing Holdings, Inc. (A)	230,053	2,949,279

Banks - 13.5%
Banc of California, Inc.	255,730	3,861,523
Banner Corp.	97,861	4,061,232
CenterState Banks, Inc.	276,184	3,919,051
Glacier Bancorp, Inc.	194,170	4,580,470
Great Southern Bancorp, Inc.	66,431	2,635,318
Hanmi Financial Corp., Class B	112,110	2,432,787
International Bancshares Corp.	156,895	3,638,395
Investors Bancorp, Inc. (B)	420,190	4,912,021
Southwest Bancorp, Inc.	144,926	2,426,061
TriCo Bancshares	140,368	3,580,788
Triumph Bancorp, Inc. (A)	154,534	2,183,565

		38,231,211

Building Products - 1.4%
Griffon Corp. (B)	264,839	4,020,256

Capital Markets - 1.3%
Evercore Partners, Inc., Class A	78,440	3,543,135

Chemicals - 1.3%
Cabot Corp.	93,200	3,759,688

Commercial Services & Supplies - 3.3%
Deluxe Corp. (B)	80,290	4,488,211
Multi-Color Corp.	77,670	4,895,540

		9,383,751

Communications Equipment - 2.4%
Ciena Corp. (A) (B)	201,560	3,581,721
Ixia (A)	348,870	3,338,686

		6,920,407

Construction & Engineering - 2.0%
EMCOR Group, Inc.	125,590	5,739,463

Diversified Financial Services - 0.8%
Gain Capital Holdings, Inc., Class A	324,650	2,259,564

Electric Utilities - 2.2%
PNM Resources, Inc.	194,360	6,104,848

Electronic Equipment, Instruments & Components - 2.3%
ePlus, Inc. (A)	54,854	5,195,222
InvenSense, Inc., Class A (A) (B)	152,438	1,251,516

		6,446,738

Energy Equipment & Services - 1.1%
Dril-Quip, Inc., Class A (A)	26,650	1,562,756
Rowan Cos. PLC, Class A (B)	123,320	1,559,998

		3,122,754

Food & Staples Retailing - 1.1%
Ingles Markets, Inc., Class A	83,459	3,201,487

	Shares	Value
COMMON STOCKS (continued)
Food Products - 0.6%
John B Sanfilippo & Son, Inc.	28,240	$ 1,694,118

Gas Utilities - 4.3%
ONE Gas, Inc. (B)	116,367	6,581,718
Southwest Gas Corp.	94,980	5,587,673

		12,169,391

Health Care Equipment & Supplies - 1.1%
Merit Medical Systems, Inc. (A)	183,540	3,037,587

Health Care Providers & Services - 2.3%
HealthSouth Corp.	84,030	3,007,434
LHC Group, Inc. (A)	90,850	3,445,032

		6,452,466

Hotels, Restaurants & Leisure - 1.7%
Jack in the Box, Inc. (B)	63,870	4,958,867

Household Durables - 3.7%
Helen of Troy, Ltd. (A)	46,320	4,139,618
Taylor Morrison Home Corp., Class A (A)	211,030	2,542,912
WCI Communities, Inc. (A)	183,053	3,833,130

		10,515,660

Household Products - 1.0%
Central Garden & Pet Co., Class A (A)	210,015	2,902,407

Insurance - 6.0%
American Equity Investment Life Holding Co.	212,440	3,864,284
Employers Holdings, Inc.	191,215	4,763,166
Selective Insurance Group, Inc.	130,017	4,070,832
Stewart Information Services Corp.	121,160	4,296,333

		16,994,615

Internet Software & Services - 1.7%
j2 Global, Inc.	67,800	4,916,178

IT Services - 1.8%
Convergys Corp. (B)	206,359	5,043,414

Leisure Products - 1.5%
Nautilus, Inc., Class A (A)	219,726	4,280,263

Life Sciences Tools & Services - 1.8%
INC Research Holdings, Inc., Class A (A)	121,940	5,137,332

Machinery - 1.5%
Timken Co.	155,330	4,124,012

Media - 0.8%
Entravision Communications Corp., Class A	313,671	2,339,986

Metals & Mining - 1.0%
Materion Corp.	116,031	2,841,599

Multi-Utilities - 1.2%
Black Hills Corp.	70,140	3,456,499

Oil, Gas & Consumable Fuels - 1.0%
Alon USA Energy, Inc. (B)	216,690	2,725,960

Paper & Forest Products - 1.2%
Neenah Paper, Inc.	55,610	3,361,068

Pharmaceuticals - 1.0%
Prestige Brands Holdings, Inc. (A)	61,460	2,868,953

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2016 Form N-Q

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Professional Services - 1.6%
TrueBlue, Inc. (A)	198,838	$ 4,541,460

Real Estate Investment Trusts - 17.4%
DCT Industrial Trust, Inc.	161,630	5,784,738
DuPont Fabros Technology, Inc.	186,550	6,187,864
First Industrial Realty Trust, Inc.	206,980	4,261,718
Highwoods Properties, Inc.	90,260	3,817,095
Mack-Cali Realty Corp.	198,060	4,117,667
Monogram Residential Trust, Inc.	593,847	5,178,346
Ryman Hospitality Properties, Inc.	61,820	2,902,449
STORE Capital Corp.	236,760	5,869,280
Sun Communities, Inc.	81,150	5,403,779
Sunstone Hotel Investors, Inc.	14,443	171,583
Urban Edge Properties	230,350	5,597,505

		49,292,024

Semiconductors & Semiconductor Equipment - 1.1%
Rudolph Technologies, Inc. (A)	253,966	3,253,304

Software - 1.1%
VASCO Data Security International, Inc. (A) (B)	196,790	3,050,245

Specialty Retail - 0.9%
Caleres, Inc.	75,412	2,027,075
Kirkland’s, Inc.	44,610	527,736

		2,554,811

Thrifts & Mortgage Finance - 5.0%
First Defiance Financial Corp., Class A	76,091	2,962,222
Northwest Bancshares, Inc.	310,340	3,900,974
Washington Federal, Inc.	197,200	4,210,220
WSFS Financial Corp.	103,296	3,001,782

		14,075,198

Trading Companies & Distributors - 1.8%
Aircastle, Ltd.	128,931	2,213,745
MRC Global, Inc. (A)	298,880	3,003,744

		5,217,489

Total Common Stocks (Cost $287,989,506)		280,833,845

SECURITIES LENDING COLLATERAL - 10.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.45% (C)	30,974,782	30,974,782

Total Securities Lending Collateral (Cost $30,974,782)		30,974,782

Principal	Value
REPURCHASE AGREEMENT - 0.7%

State Street Bank & Trust Co. 0.03% (C), dated 01/29/2016, to be repurchased at $2,025,811 on 02/01/2016. Collateralized by a U.S. Government Obligation, 1.00%, due 09/15/2017, and with a value of $2,070,413.

$ 2,025,806	$ 2,025,806

Total Repurchase Agreement (Cost $2,025,806)	2,025,806

Total Investments (Cost $320,990,094) (D)	313,834,433
Net Other Assets (Liabilities) - (10.6)%	(29,952,463)

Net Assets - 100.0%	$ 283,881,970

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2016 Form N-Q

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at January 31, 2016
ASSETS
Investments
Common Stocks	$280,833,845	$—	$—	$280,833,845
Securities Lending Collateral	30,974,782	—	—	30,974,782
Repurchase Agreement	—	2,025,806	—	2,025,806

Total Investments	$311,808,627	$2,025,806	$—	$313,834,433

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The total value of all securities on loan is $30,239,228. The amount of securities on loan indicated may not  correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at January 31, 2016.
(D)

Aggregate cost for federal income tax purposes is $320,990,094. Aggregate gross unrealized appreciation and depreciation for all securities is $14,069,467 and  $21,225,128, respectively. Net unrealized depreciation for tax purposes is $7,155,661.

(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended  January 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing  inputs.

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2016 Form N-Q

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 98.6%
Aerospace & Defense - 0.9%
Aerovironment, Inc. (A) (B)	82,639	$ 2,108,121
Curtiss-Wright Corp.	32,000	2,208,000
Orbital ATK, Inc.	26,062	2,351,574

		6,667,695

Airlines - 0.7%
American Airlines Group, Inc.	137,835	5,374,187

Auto Components - 0.6%
American Axle & Manufacturing Holdings, Inc. (A)	95,500	1,224,310
Dana Holding Corp. (B)	100,000	1,189,000
Gentex Corp. (B)	101,200	1,385,428
Stoneridge, Inc. (A)	109,000	1,232,790

		5,031,528

Banks - 6.5%
Berkshire Hills Bancorp, Inc.	116,031	3,223,341
First Citizens BancShares, Inc., Class A (B)	26,063	6,413,062
First Community Bancshares, Inc.	196,640	3,647,672
First Republic Bank, Class A	35,000	2,380,000
KeyCorp	451,075	5,033,997
Lakeland Bancorp, Inc., Class A	333,000	3,732,930
Sandy Spring Bancorp, Inc.	151,000	4,016,600
Sterling Bancorp	284,000	4,461,640
Umpqua Holdings Corp.	126,000	1,824,480
United Community Banks, Inc.	112,500	2,031,750
Washington Trust Bancorp, Inc.	54,021	2,131,669
Webster Financial Corp.	270,215	8,963,031
Wilshire Bancorp, Inc.	215,000	2,276,850

		50,137,022

Building Products - 1.2%
Caesarstone Sdot-Yam, Ltd. (A)	132,000	4,961,880
Continental Building Products, Inc. (A) (B)	234,500	3,503,430
Gibraltar Industries, Inc. (A)	19,300	409,932
Quanex Building Products Corp.	6,000	111,060

		8,986,302

Capital Markets - 3.9%
E*TRADE Financial Corp. (A)	565,415	13,321,177
Invesco, Ltd.	318,475	9,531,957
Janus Capital Group, Inc. (B)	158,600	1,996,774
Piper Jaffray Cos. (A)	56,500	1,921,000
Raymond James Financial, Inc.	11,000	481,910
Stifel Financial Corp. (A)	63,000	2,107,980
Waddell & Reed Financial, Inc., Class A (B)	46,500	1,275,960

		30,636,758

Chemicals - 2.8%
Albemarle Corp. (B)	252,605	13,297,127
Celanese Corp., Series A	112,515	7,163,830
FutureFuel Corp.	86,000	1,076,720

		21,537,677

Commercial Services & Supplies - 0.7%
HNI Corp.	62,500	2,126,250
Knoll, Inc.	72,500	1,330,375
Tetra Tech, Inc. (B)	69,000	1,827,810

		5,284,435

	Shares	Value
COMMON STOCKS (continued)
Communications Equipment - 1.2%
Harmonic, Inc. (A) (B)	226,000	$ 745,800
Harris Corp.	67,885	5,903,959
KVH Industries, Inc. (A)	314,000	3,030,100

		9,679,859

Construction & Engineering - 2.3%
Comfort Systems USA, Inc., Class A	110,000	3,117,400
EMCOR Group, Inc.	76,000	3,473,200
Granite Construction, Inc.	70,000	2,704,100
KBR, Inc.	607,505	8,663,021

		17,957,721

Consumer Finance - 1.2%
Synchrony Financial (A)	315,256	8,959,576

Containers & Packaging - 1.3%
Berry Plastics Group, Inc. (A)	224,215	6,973,086
International Paper Co.	102,285	3,499,170

		10,472,256

Diversified Consumer Services - 0.9%
ServiceMaster Global Holdings, Inc. (A)	167,840	7,084,526

Diversified Financial Services - 1.0%
Voya Financial, Inc.	256,115	7,831,997

Diversified Telecommunication Services - 1.9%
Level 3 Communications, Inc. (A)	296,904	14,491,884

Electric Utilities - 1.2%
Exelon Corp.	327,795	9,692,898

Electrical Equipment - 0.4%
Regal Beloit Corp.	60,000	3,372,600

Electronic Equipment, Instruments & Components - 3.1%
Belden, Inc.	33,000	1,409,760
Benchmark Electronics, Inc. (A)	31,400	659,400
Coherent, Inc. (A)	7,720	596,524
Control4 Corp. (A) (B)	581,500	3,971,645
Daktronics, Inc.	123,500	991,705
Orbotech, Ltd. (A)	292,500	6,104,475
QLogic Corp. (A)	120,500	1,544,810
Rofin-Sinar Technologies, Inc. (A)	89,410	2,279,061
Universal Display Corp., Class A (A) (B)	82,000	4,026,200
Vishay Intertechnology, Inc. (B)	216,500	2,481,090

		24,064,670

Energy Equipment & Services - 0.7%
Precision Drilling Corp. (B)	1,507,155	5,124,327

Food Products - 2.2%
ConAgra Foods, Inc.	51,645	2,150,498
J&J Snack Foods Corp.	10,500	1,133,790
J.M. Smucker, Co.	23,760	3,048,883
Pinnacle Foods, Inc.	249,200	10,688,188

		17,021,359

Health Care Equipment & Supplies - 3.7%
AngioDynamics, Inc. (A)	174,500	1,975,340
Boston Scientific Corp. (A)	542,790	9,515,109
DENTSPLY International, Inc.	121,230	7,139,235
Globus Medical, Inc., Class A (A) (B)	334,040	8,334,298
Greatbatch, Inc. (A)	50,307	1,942,353

		28,906,335

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2016 Form N-Q

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services - 3.4%
AMN Healthcare Services, Inc. (A)	81,500	$ 2,295,855
Amsurg Corp., Class A (A)	108,095	7,911,473
Centene Corp. (A) (B)	84,410	5,238,485
Health Net, Inc. (A)	42,000	2,781,240
HealthSouth Corp.	71,000	2,541,090
PharMerica Corp. (A)	88,000	2,612,720
WellCare Health Plans, Inc. (A) (B)	35,000	2,659,300

		26,040,163

Health Care Technology - 0.3%
Omnicell, Inc. (A)	87,000	2,435,130

Hotels, Restaurants & Leisure - 2.1%
Churchill Downs, Inc.	27,000	3,729,780
MGM Resorts International (A)	625,815	12,566,365

		16,296,145

Household Durables - 1.6%
Harman International Industries, Inc.	32,700	2,432,553
Helen of Troy, Ltd. (A)	26,000	2,323,620
La-Z-Boy, Inc.	98,000	2,101,120
Newell Rubbermaid, Inc.	150,615	5,840,850

		12,698,143

Household Products - 0.4%
Spectrum Brands Holdings, Inc., Class A (B)	31,500	2,993,760

Independent Power and Renewable Electricity Producers - 0.4%
NRG Energy, Inc. (B)	270,480	2,877,907

Insurance - 4.2%
Allstate Corp.	84,645	5,129,487
Aspen Insurance Holdings, Ltd.	50,500	2,348,755
Endurance Specialty Holdings, Ltd.	80,232	4,968,768
RenaissanceRe Holdings, Ltd.	40,355	4,545,991
Selective Insurance Group, Inc.	200,500	6,277,655
United Fire Group, Inc.	184,743	7,136,622
Validus Holdings, Ltd.	50,000	2,212,000

		32,619,278

Internet & Catalog Retail - 0.2%
Nutrisystem, Inc.	69,000	1,366,890

Internet Software & Services - 0.3%
IAC/InterActiveCorp	41,000	2,129,540

IT Services - 1.6%
CoreLogic, Inc. (A)	69,230	2,471,511
Global Payments, Inc.	120,485	7,102,591
Sykes Enterprises, Inc. (A)	87,500	2,576,000

		12,150,102

Life Sciences Tools & Services - 0.5%
Charles River Laboratories International, Inc. (A)	57,306	4,253,824

Machinery - 5.2%
Allison Transmission Holdings, Inc., Class A	452,950	10,775,680
Altra Industrial Motion Corp.	75,500	1,695,730
Columbus McKinnon Corp.	35,500	507,650
Douglas Dynamics, Inc.	106,500	2,115,090
ITT Corp.	230,270	7,472,262
Mueller Industries, Inc.	83,000	2,112,350
NN, Inc. (B)	101,802	1,233,840

	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
Oshkosh Corp. (B)	35,000	$ 1,152,550
Stanley Black & Decker, Inc.	63,415	5,982,571
Trinity Industries, Inc.	221,380	4,741,960
Watts Water Technologies, Inc., Class A (B)	57,500	2,833,025

		40,622,708

Media - 1.9%
AMC Networks, Inc., Class A (A) (B)	21,000	1,528,590
CBS Corp., Class B	87,680	4,164,800
Starz, Class A (A)	95,000	2,700,850
TEGNA, Inc.	281,385	6,756,054

		15,150,294

Metals & Mining - 1.2%
Kaiser Aluminum Corp.	32,000	2,487,680
Nucor Corp.	180,672	7,058,855

		9,546,535

Multi-Utilities - 5.3%
Ameren Corp.	194,430	8,733,796
Black Hills Corp.	56,125	2,765,840
DTE Energy Co.	157,005	13,346,995
NorthWestern Corp. (B)	108,000	6,030,720
PG&E Corp.	185,445	10,182,785

		41,060,136

Oil, Gas & Consumable Fuels - 4.8%
Alon USA Energy, Inc. (B)	84,000	1,056,720
Callon Petroleum Co. (A) (B)	113,900	780,215
Devon Energy Corp., Class A	72,450	2,021,355
Energen Corp. (B)	157,630	5,559,610
Gulfport Energy Corp. (A)	97,000	2,866,350
Hess Corp.	186,165	7,912,013
Newfield Exploration Co. (A)	271,300	7,886,691
REX American Resources Corp., Class A (A) (B)	40,000	2,137,200
Tesoro Corp.	23,885	2,083,966
Western Refining, Inc.	55,500	1,825,950
WPX Energy, Inc. (A) (B)	631,860	3,424,681

		37,554,751

Paper & Forest Products - 0.5%
Domtar Corp.	72,500	2,338,125
P.H. Glatfelter Co.	87,000	1,284,120

		3,622,245

Pharmaceuticals - 0.4%
Nektar Therapeutics (A) (B)	213,233	2,908,498

Professional Services - 0.5%
Heidrick & Struggles International, Inc.	52,500	1,383,900
On Assignment, Inc. (A)	70,500	2,724,825

		4,108,725

Real Estate Investment Trusts - 9.5%
Alexandria Real Estate Equities, Inc.	127,390	10,086,740
Brandywine Realty Trust	253,000	3,245,990
Community Healthcare Trust, Inc. (B)	87,100	1,613,092
DiamondRock Hospitality Co.	400,600	3,324,980
DuPont Fabros Technology, Inc.	277,975	9,220,431
EPR Properties	119,105	7,140,345
Liberty Property Trust, Series C	396,490	11,625,087
National Retail Properties, Inc.	81,500	3,499,610
Physicians Realty Trust	218,000	3,721,260
Piedmont Office Realty Trust, Inc., Class A	77,500	1,434,525

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2016 Form N-Q

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
SL Green Realty Corp. (B)	87,775	$ 8,479,943
Summit Hotel Properties, Inc.	384,000	3,897,600
Sunstone Hotel Investors, Inc.	516,338	6,134,095

		73,423,698

Real Estate Management & Development - 1.2%
CBRE Group, Inc., Class A (A)	321,565	8,994,173

Road & Rail - 0.6%
AMERCO	12,800	4,693,120

Semiconductors & Semiconductor Equipment - 5.9%
Brooks Automation, Inc., Class A	268,500	2,558,805
Cirrus Logic, Inc. (A)	112,150	3,893,848
Cohu, Inc.	101,500	1,229,165
Entegris, Inc. (A)	253,000	2,949,980
First Solar, Inc. (A)	27,100	1,860,686
GSI Technology, Inc. (A) (B)	99,500	343,275
Integrated Device Technology, Inc. (A)	161,280	4,109,414
Lam Research Corp.	80,955	5,811,760
Mellanox Technologies, Ltd. (A) (B)	92,725	4,214,351
MKS Instruments, Inc.	61,500	2,179,560
Qorvo, Inc. (A)	67,224	2,662,070
Sigma Designs, Inc. (A)	378,000	2,506,140
Silicon Motion Technology Corp., ADR (B)	119,000	3,699,710
Skyworks Solutions, Inc.	75,090	5,175,203
Xcerra Corp. (A)	430,500	2,359,140

		45,553,107

Software - 1.0%
Activision Blizzard, Inc.	180,735	6,293,193
TiVo, Inc. (A)	214,300	1,710,114

		8,003,307

Specialty Retail - 3.5%
Abercrombie & Fitch Co., Class A (B)	148,500	3,896,640
American Eagle Outfitters, Inc. (B)	1,008,735	14,767,880
Express, Inc. (A)	165,500	2,806,880
Foot Locker, Inc. (B)	40,500	2,736,180
Guess?, Inc. (B)	144,000	2,669,760

		26,877,340

Technology Hardware, Storage & Peripherals - 0.3%
Western Digital Corp.	41,940	2,012,281

Textiles, Apparel & Luxury Goods - 1.0%
PVH Corp.	81,625	5,989,643
Steven Madden, Ltd., Class B (A)	62,000	2,001,980

		7,991,623

Thrifts & Mortgage Finance - 1.9%
Dime Community Bancshares, Inc.	151,000	2,595,690
Oritani Financial Corp.	73,000	1,220,560
Provident Financial Services, Inc.	140,000	2,749,600
TrustCo Bank Corp.	185,500	1,020,250
United Financial Bancorp, Inc.	274,408	3,100,810
Washington Federal, Inc. (B)	176,500	3,768,275

		14,455,185

Trading Companies & Distributors - 0.5%
AerCap Holdings NV (A)	138,700	4,259,477

Total Common Stocks (Cost $759,274,168)		765,013,697

	Shares	Value
MASTER LIMITED PARTNERSHIP - 0.5%
Capital Markets - 0.5%
Lazard, Ltd., Class A	114,580	$ 4,123,734

Total Master Limited Partnership (Cost $5,705,305)		4,123,734

SECURITIES LENDING COLLATERAL - 14.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.45% (C)	114,347,900	114,347,900

Total Securities Lending Collateral (Cost $114,347,900)		114,347,900

	Principal	Value
REPURCHASE AGREEMENT - 1.3%
State Street Bank & Trust Co. 0.03% (C), dated 01/29/2016, to be repurchased at $9,728,058 on 02/01/2016. Collateralized by a U.S. Government Agency Obligation, 4.88%, due 06/13/2018, and with a value of $9,926,175.	$ 9,728,034	9,728,034

Total Repurchase Agreement (Cost $9,728,034)		9,728,034

Total Investments (Cost $889,055,407) (D)		893,213,365
Net Other Assets (Liabilities) - (15.1)%		(117,358,727)

Net Assets - 100.0%		$ 775,854,638

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2016 Form N-Q

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at January 31, 2016
ASSETS
Investments
Common Stocks	$765,013,697	$—	$—	$765,013,697
Master Limited Partnership	4,123,734	—	—	4,123,734
Securities Lending Collateral	114,347,900	—	—	114,347,900
Repurchase Agreement	—	9,728,034	—	9,728,034

Total Investments	$883,485,331	$9,728,034	$—	$893,213,365

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The total value of all securities on loan is $111,582,817. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at January 31, 2016.
(D)

Aggregate cost for federal income tax purposes is $889,055,407. Aggregate gross unrealized appreciation and depreciation for all securities is $91,475,418 and $87,317,460, respectively. Net unrealized appreciation for tax purposes is $4,157,958.

(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2016 Form N-Q

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 44.6%
Air Freight & Logistics - 0.8%
United Parcel Service, Inc., Class B (A)	3,100	$ 288,920

Automobiles - 1.2%
Ford Motor Co.	37,000	441,780

Banks - 3.8%
JPMorgan Chase & Co.	6,800	404,600
SunTrust Banks, Inc.	7,800	285,324
US Bancorp (A)	7,825	313,469
Wells Fargo & Co.	8,400	421,932

		1,425,325

Beverages - 0.5%
Coca-Cola Co.	4,125	177,045

Biotechnology - 0.8%
Gilead Sciences, Inc.	3,800	315,400

Capital Markets - 1.3%
Ameriprise Financial, Inc. (A)	3,350	303,678
Bank of New York Mellon Corp.	4,900	177,478

		481,156

Chemicals - 0.6%
LyondellBasell Industries NV, Class A	2,900	226,113

Communications Equipment - 1.1%
Cisco Systems, Inc.	8,000	190,320
QUALCOMM, Inc. (A)	4,900	222,166

		412,486

Consumer Finance - 0.8%
Capital One Financial Corp. (A)	4,600	301,852

Diversified Telecommunication Services - 1.5%
AT&T, Inc. (A)	7,775	280,367
Verizon Communications, Inc. (A)	5,925	296,072

		576,439

Electric Utilities - 1.6%
PPL Corp.	9,700	340,082
Southern Co. (A)	5,300	259,276

		599,358

Electrical Equipment - 0.7%
Eaton Corp. PLC (A)	5,200	262,652

Food & Staples Retailing - 1.6%
Wal-Mart Stores, Inc. (A)	6,000	398,160
Whole Foods Market, Inc. (A)	7,025	205,903

		604,063

Health Care Equipment & Supplies - 0.9%
Medtronic PLC	4,200	318,864

Health Care Providers & Services - 0.9%
Cardinal Health, Inc. (A)	4,100	333,617

Hotels, Restaurants & Leisure - 0.7%
Wyndham Worldwide Corp. (A)	4,000	259,600

	Shares	Value
COMMON STOCKS (continued)
Household Durables - 0.7%
Whirlpool Corp.	1,950	$ 262,061

Household Products - 1.1%
Procter & Gamble Co.	5,100	416,619

Insurance - 4.5%
Allstate Corp.	5,500	333,300
Assured Guaranty, Ltd. (A)	7,325	174,188
FNF Group (A)	5,500	178,090
MetLife, Inc.	9,000	401,850
Progressive Corp. (A)	10,700	334,375
Prudential Financial, Inc.	3,800	266,304

		1,688,107

Machinery - 1.1%
Stanley Black & Decker, Inc. (A)	4,350	410,379

Multi-Utilities - 1.0%
National Grid PLC, ADR (A)	5,075	359,361

Multiline Retail - 1.0%
Macy’s, Inc. (A)	4,900	198,009
Target Corp. (A)	2,600	188,292

		386,301

Oil, Gas & Consumable Fuels - 2.1%
Occidental Petroleum Corp. (A)	4,000	275,320
Royal Dutch Shell PLC, Class B, ADR (A)	4,075	179,830
Valero Energy Corp.	3,575	242,635
Williams Cos., Inc.	5,250	101,325

		799,110

Pharmaceuticals - 5.8%
AstraZeneca PLC, ADR (A)	7,350	236,817
Eli Lilly & Co. (A)	4,275	338,152
Johnson & Johnson (A)	4,375	456,925
Merck & Co., Inc. (A)	5,000	253,350
Novartis AG, ADR	2,725	212,468
Pfizer, Inc.	10,975	334,628
Teva Pharmaceutical Industries, Ltd., ADR	5,500	338,140

		2,170,480

Real Estate Investment Trusts - 1.1%
Annaly Capital Management, Inc. (A)	29,650	281,675
Communications Sales & Leasing, Inc.	7,440	142,922

		424,597

Software - 2.1%
Microsoft Corp. (A)	8,275	455,870
Oracle Corp. (A)	9,125	331,329

		787,199

Specialty Retail - 2.1%
Foot Locker, Inc. (A)	5,800	391,848
Home Depot, Inc. (A)	3,200	402,432

		794,280

Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	7,200	700,848
Western Digital Corp. (A)	2,600	124,748

		825,596

Thrifts & Mortgage Finance - 0.5%
New York Community Bancorp, Inc.	11,000	170,280

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2016 Form N-Q

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Wireless Telecommunication Services - 0.5%
Rogers Communications, Inc., Class B	5,000	$ 170,950

Total Common Stocks (Cost $18,166,361)		16,689,990

PREFERRED STOCKS - 14.5%
Banks - 4.4%
Banc of California, Inc.
Series D, 7.38%	10,000	261,300
Bank of America Corp.
Series W, 6.63% (A)	13,000	344,110
Citigroup, Inc.
Series J, 7.13% (A) (B)	12,000	327,240
First Republic Bank
7.00%	21,000	584,430
TCF Financial Corp.
Series B, 6.45% (A)	5,000	126,200

		1,643,280

Consumer Finance - 1.4%
Capital One Financial Corp.
Series D, 6.70%	20,000	544,400

Insurance - 4.0%
Allstate Corp.
Series C, 6.75%	11,000	307,120
Aspen Insurance Holdings, Ltd.
7.25%	8,000	210,720
Kemper Corp.
7.38%	19,484	524,704
Maiden Holdings North America, Ltd.
7.75%	15,600	418,080
Maiden Holdings, Ltd.
Series A, 8.25% (A)	1,400	36,862

		1,497,486

Real Estate Investment Trusts - 4.7%
Colony Capital, Inc.
Series B, 7.50%	8,250	174,983
Corporate Office Properties Trust
Series L, 7.38%	15,250	387,655
Digital Realty Trust, Inc.
Series H, 7.38% (A)	14,000	374,780
DuPont Fabros Technology, Inc.
Series B, 7.63% (A)	10,000	253,200
NorthStar Realty Finance Corp.
Series E, 8.75%	10,350	206,896
Taubman Centers, Inc.
Series J, 6.50%	14,000	359,030

		1,756,544

Total Preferred Stocks (Cost $5,391,137)		5,441,710

	Principal	Value
CORPORATE DEBT SECURITIES - 39.8%
Aerospace & Defense - 0.9%
Triumph Group, Inc.
5.25%, 06/01/2022	$ 400,000	321,500

Airlines - 1.2%
United Continental Holdings, Inc.
6.38%, 06/01/2018	449,000	464,715

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Auto Components - 0.9%
Cooper Tire & Rubber Co.
8.00%, 12/15/2019	$ 300,000	$ 333,000

Banks - 0.7%
Wells Fargo & Co.
7.98%, 03/15/2018 (B) (C)	250,000	261,250

Building Products - 0.7%
GCP Applied Technologies, Inc.
9.50%, 02/01/2023 (D)	250,000	264,375

Chemicals - 1.4%
Blue Cube Spinco, Inc.
9.75%, 10/15/2023 (D)	500,000	537,500

Commercial Services & Supplies - 0.8%
ADT Corp.
6.25%, 10/15/2021 (A)	300,000	311,250

Construction Materials - 1.1%
Vulcan Materials Co.
7.50%, 06/15/2021	350,000	403,200

Consumer Finance - 1.0%
Navient Corp.
7.25%, 01/25/2022, MTN	400,000	356,000

Diversified Financial Services - 1.8%
Credit Acceptance Corp.
7.38%, 03/15/2023 (D)	200,000	193,500
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
6.00%, 08/01/2020	500,000	469,325

		662,825

Diversified Telecommunication Services - 1.0%
Frontier Communications Corp.
8.50%, 04/15/2020	135,000	133,819
10.50%, 09/15/2022 (D)	250,000	243,125

		376,944

Energy Equipment & Services - 2.1%
Regency Energy Partners, LP / Regency Energy Finance Corp.
6.50%, 07/15/2021	300,000	286,500
SEACOR Holdings, Inc.
7.38%, 10/01/2019	443,000	394,270
SESI LLC
7.13%, 12/15/2021	125,000	88,750

		769,520

Food Products - 1.0%
Post Holdings, Inc.
7.38%, 02/15/2022	350,000	368,813

Gas Utilities - 0.8%
Sabine Pass LNG, LP
6.50%, 11/01/2020	275,000	284,281

Health Care Providers & Services - 3.0%
Centene Escrow Corp.
6.13%, 02/15/2024 (D)	500,000	513,750

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2016 Form N-Q

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
CHS / Community Health Systems, Inc.
8.00%, 11/15/2019	$ 303,000	$ 300,727
MEDNAX, Inc.
5.25%, 12/01/2023 (D)	300,000	307,500

		1,121,977

Hotels, Restaurants & Leisure - 1.0%
Viking Cruises, Ltd.
8.50%, 10/15/2022 (D)	400,000	371,000

Household Durables - 1.6%
Meritage Homes Corp.
7.00%, 04/01/2022	353,000	361,825
7.15%, 04/15/2020	225,000	234,562

		596,387

Machinery - 0.7%
Meritor, Inc.
6.75%, 06/15/2021	300,000	262,500

Media - 3.1%
Cablevision Systems Corp.
8.63%, 09/15/2017	400,000	415,000
CCO Holdings LLC / CCO Holdings Capital Corp.
6.50%, 04/30/2021	350,000	365,092
DISH DBS Corp.
7.88%, 09/01/2019	350,000	379,750

		1,159,842

Metals & Mining - 1.0%
Kaiser Aluminum Corp.
8.25%, 06/01/2020	353,000	367,120

Multiline Retail - 1.1%
Dillard’s, Inc.
7.88%, 01/01/2023	350,000	420,020

Oil, Gas & Consumable Fuels - 2.7%
PBF Holding Co. LLC / PBF Finance Corp.
7.00%, 11/15/2023 (D)	500,000	457,500
8.25%, 02/15/2020 (A)	225,000	230,625
Valero Energy Corp.
8.75%, 06/15/2030	300,000	341,006

		1,029,131

Paper & Forest Products - 0.9%
Boise Cascade Co.
6.38%, 11/01/2020	336,000	341,040

Professional Services - 0.8%
Block Financial LLC
5.25%, 10/01/2025	300,000	317,008

Real Estate Management & Development - 1.3%
Mobile Mini, Inc.
7.88%, 12/01/2020	480,000	489,600

Road & Rail - 1.1%
Hertz Corp.
6.75%, 04/15/2019	400,000	400,000

Specialty Retail - 2.9%
Foot Locker, Inc.
8.50%, 01/15/2022	280,000	336,000

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Specialty Retail (continued)
L Brands, Inc.
7.00%, 05/01/2020	$ 400,000	$ 449,000
Rent-A-Center, Inc.
6.63%, 11/15/2020 (A)	375,000	311,250

		1,096,250

Textiles, Apparel & Luxury Goods - 1.0%
Levi Strauss & Co.
6.88%, 05/01/2022	250,000	264,375
PVH Corp.
7.75%, 11/15/2023	100,000	111,000

		375,375

Trading Companies & Distributors - 1.4%
United Rentals North America, Inc.
7.63%, 04/15/2022	300,000	308,625
8.25%, 02/01/2021	201,000	209,543

		518,168

Wireless Telecommunication Services - 0.8%
T-Mobile USA, Inc.
6.63%, 11/15/2020	300,000	308,550

Total Corporate Debt Securities (Cost $15,578,422)		14,889,141

	Shares	Value
SECURITIES LENDING COLLATERAL - 25.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.45% (E)	9,450,207	9,450,207

Total Securities Lending Collateral (Cost $9,450,207)		9,450,207

	Principal	Value
REPURCHASE AGREEMENT - 1.7%
State Street Bank & Trust Co. 0.03% (E), dated 01/29/2016, to be repurchased at $642,151 on 02/01/2016. Collateralized by a U.S. Government Agency Obligation, 1.25%, due 05/25/2018, and with a value of $656,127.	$ 642,149	642,149

Total Repurchase Agreement (Cost $642,149)		642,149

Total Investments (Cost $49,228,276) (F)		47,113,197
Net Other Assets (Liabilities) - (25.8)%		(9,670,250)

Net Assets - 100.0%		$ 37,442,947

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2016 Form N-Q

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at January 31, 2016
ASSETS
Investments
Common Stocks	$16,689,990	$—	$—	$16,689,990
Preferred Stocks	5,441,710	—	—	5,441,710
Corporate Debt Securities	—	14,889,141	—	14,889,141
Securities Lending Collateral	9,450,207	—	—	9,450,207
Repurchase Agreement	—	642,149	—	642,149

Total Investments	$31,581,907	$15,531,290	$—	$47,113,197

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $9,244,735. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Floating or variable rate security. The rate disclosed is as of January 31, 2016.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the total aggregate value of 144A securities is $2,888,250, representing 7.7% of the Fund’s net assets.

(E)	Rate disclosed reflects the yield at January 31, 2016.
(F)

Aggregate cost for federal income tax purposes is $49,228,276. Aggregate gross unrealized appreciation and depreciation for all securities is $622,394 and $2,737,473, respectively. Net unrealized depreciation for tax purposes is $2,115,079.

(G)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2016 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 9.4%
ABFC Trust
Series 2004-OPT4, Class A1
1.05%, 04/25/2034 (A)	$ 334,206	$ 328,977
Series 2004-OPT5, Class A1
1.13%, 06/25/2034 (A)	236,017	218,628
ACE Securities Corp. Home Equity Loan Trust
Series 2006-HE1, Class A1A
0.63%, 02/25/2036 (A)	2,635,133	2,615,487
Amortizing Residential Collateral Trust
Series 2002-BC4, Class A
1.01%, 07/25/2032 (A)	3,806	3,517
Bear Stearns Asset-Backed Securities I Trust
Series 2006-HE1, Class 1M2
0.86%, 12/25/2035 (A)	4,500,000	4,077,568
Series 2007-AQ1, Class A1
0.54%, 04/25/2031 (A)	381,421	385,986
Bear Stearns Asset-Backed Securities Trust
Series 2002-2, Class A1
1.09%, 10/25/2032 (A)	7,854	7,440
C-BASS Trust
Series 2007-CB1, Class AF1A
0.50%, 01/25/2037 (A)	389,186	167,316
CIFC Funding, Ltd.
Series 2012-1AR, Class A1R
1.46%, 08/14/2024 (A) (B)	4,400,000	4,393,866
Citigroup Mortgage Loan Trust
Series 2007-FS1, Class 1A1
4.56%, 10/25/2037 (A) (B)	1,428,699	1,309,319
COA Summit CLO, Ltd.
Series 2014-1A, Class A1
1.97%, 04/20/2023 (A) (B)	2,855,981	2,844,626
Countrywide Asset-Backed Certificates
Series 2006-2, Class M1
0.83%, 06/25/2036 (A)	400,000	288,283
Series 2006-26, Class 1A
0.57%, 06/25/2037 (A)	2,053,229	1,533,962
Series 2006-26, Class 2A3
0.60%, 06/25/2037 (A)	4,746,139	4,465,566
CWABS Asset-Backed Certificates Trust
Series 2005-17, Class MV1
0.88%, 05/25/2036 (A)	1,500,000	1,190,746
Highlander Euro CDO III BV
Series 2007-3X, Class A
0.16%, 05/01/2023 (A) (C)	EUR 1,278,354	1,347,096
Home Equity Asset Trust
Series 2002-1, Class A4
1.03%, 11/25/2032 (A)	$ 1,026	858
JPMorgan Mortgage Acquisition Trust
Series 2007-CH3, Class A5
0.69%, 03/25/2037 (A)	3,500,000	2,517,330
Malin CLO BV
Series 2007-1X, Class VFNE
0.20%, 05/07/2023 (A) (C)	EUR 890,704	952,846
Morgan Stanley Mortgage Loan Trust
Series 2007-10XS, Class A1
6.00%, 07/25/2047 (A)	$ 205,108	160,713
Series 2007-3XS, Class 2A1A
0.50%, 01/25/2047 (A)	20,905	20,770
Series 2007-8XS, Class A1
5.75%, 04/25/2037 (A)	253,646	183,955

	Principal	Value
ASSET-BACKED SECURITIES (continued)
National Collegiate Student Loan Trust
Series 2005-1, Class A4
0.67%, 11/27/2028 (A)	$ 689,050	$ 678,998
Nautique Funding, Ltd.
Series 2006-1A, Class A1A
0.87%, 04/15/2020 (A) (B)	1,302,952	1,287,238
Navient Private Education Loan Trust
Series 2015-CA, Class A
1.74%, 01/16/2035 (A) (B)	3,000,000	2,999,864
New Century Home Equity Loan Trust
Series 2006-1, Class A2B
0.61%, 05/25/2036 (A)	105,217	76,826
Option One Mortgage Loan Trust
Series 2007-4, Class 2A4
0.74%, 04/25/2037 (A)	5,332,055	3,091,591
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2005-WCW2, Class M2
0.96%, 07/25/2035 (A)	500,000	442,455
Popular ABS Mortgage Pass-Through Trust
Series 2006-A, Class M1
0.82%, 02/25/2036 (A)	500,000	412,554
Race Point V CLO, Ltd.
Series 2011-5AR, Class AR
1.64%, 12/15/2022 (A) (B)	3,611,420	3,584,197
Securitized Asset-Backed Receivables LLC Trust
Series 2007-HE1, Class A2A
0.49%, 12/25/2036 (A)	70,727	26,077
Specialty Underwriting & Residential Finance Trust
Series 2004-BC2, Class M1
1.25%, 05/25/2035 (A)	4,062,436	3,775,610
U.S. Small Business Administration
Series 2003-20I, Class 1
5.13%,09/01/2023	12,084	13,156
Series 2004-20C, Class 1
4.34%,03/01/2024	102,685	108,375
Venture VIII CDO, Ltd.
Series 2007-8A, Class A2A
0.84%, 07/22/2021 (A) (B)	3,622,691	3,557,939
VOLT XXIX LLC
Series 2014-NP10, Class A1
3.38%, 10/25/2054 (A) (B)	1,375,798	1,356,000
Wells Fargo Home Equity Asset-Backed Securities Trust
Series 2005-4, Class M2
0.91%, 12/25/2035 (A)	6,500,000	5,351,296
Wood Street CLO BV
Series I, Class A
0.23%, 11/22/2021 (A) (C)	EUR 1,170,383	1,261,578

Total Asset-Backed Securities (Cost $55,758,390)		57,038,609

CORPORATE DEBT SECURITIES - 32.5%
Airlines - 0.2%
Latam Airlines Pass-Through Trust
4.20%, 08/15/2029 (B)	$ 1,500,000	1,365,000

Automobiles - 1.7%
Ford Motor Credit Co. LLC
1.40%, 01/17/2017, MTN (A)	5,400,000	5,368,540
4.21%,04/15/2016	3,100,000	3,118,553

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2016 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Automobiles (continued)
General Motors Financial Co., Inc.
4.38%, 09/25/2021	$ 1,500,000	$ 1,524,361
Volkswagen Group of America Finance LLC
1.65%, 05/22/2018 (B)	300,000	289,694

		10,301,148

Banks - 11.4%
Banco Santander Chile
1.52%, 04/11/2017 (A) (B)	3,500,000	3,478,125
Bank of America Corp.
4.00%, 04/01/2024, MTN	800,000	815,732
5.65%, 05/01/2018, MTN	1,900,000	2,038,141
6.00%, 09/01/2017	1,000,000	1,060,367
6.40%, 08/28/2017, MTN	500,000	533,433
6.88%, 04/25/2018, MTN	3,300,000	3,621,126
7.63%, 06/01/2019, MTN	4,000,000	4,640,612
Barclays Bank PLC
7.63%, 11/21/2022	3,900,000	4,358,457
10.18%, 06/12/2021 (B)	1,840,000	2,448,122
Barclays PLC
6.50%, 09/15/2019 (A) (D)	EUR 800,000	836,308
CIT Group, Inc.
3.88%, 02/19/2019	$ 2,100,000	2,083,200
6.63%, 04/01/2018 (B)	3,226,000	3,409,882
Citigroup, Inc.
3.70%, 01/12/2026	3,000,000	2,992,929
Cooperatieve Rabobank UA
6.88%, 03/19/2020, MTN (C)	EUR 3,300,000	4,221,678
11.00%, 06/30/2019 (A) (B) (D)	$ 2,978,000	3,626,311
Credit Agricole SA
7.88%, 01/23/2024 (A) (B) (D) (E)	700,000	681,519
Discover Bank
2.60%, 11/13/2018	1,400,000	1,401,987
HSBC Capital Funding, LP
10.18%, 06/30/2030 (A) (B) (D)	150,000	223,125
Intesa Sanpaolo SpA
2.38%, 01/13/2017	2,021,000	2,028,734
JPMorgan Chase & Co.
0.88%, 02/15/2017 (A)	5,100,000	5,099,255
5.00%, 07/01/2019 (A) (D)	700,000	656,687
6.30%, 04/23/2019	900,000	1,012,645
KBC Bank NV
8.00%, 01/25/2023 (A) (C)	2,000,000	2,163,500
Lloyds Bank PLC
5.80%, 01/13/2020, MTN (B) (E)	700,000	795,366
12.00%, 12/16/2024 (A) (B) (D)	3,400,000	4,756,804
Lloyds Banking Group PLC
7.63%, 06/27/2023 (A) (C) (D)	GBP 700,000	999,923
Novo Banco SA
5.00%, 04/04/2019, MTN	EUR 584,000	496,965
Royal Bank of Scotland Group PLC
6.99%, 10/05/2017 (A) (B) (D)	$ 1,300,000	1,488,500
Svenska Handelsbanken AB
2.40%, 10/01/2020, MTN	2,100,000	2,108,940
Wells Fargo & Co.
7.98%, 03/15/2018 (A) (D)	4,800,000	5,016,000

		69,094,373

Beverages - 0.0% (F)
Anheuser-Busch InBev Finance, Inc.
3.30%, 02/01/2023	200,000	202,991

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology - 1.2%
AbbVie, Inc.
1.80%, 05/14/2018	$ 1,500,000	$ 1,495,631
Amgen, Inc.
0.76%, 05/22/2017 (A)	5,800,000	5,779,468

		7,275,099

Capital Markets - 1.9%
Goldman Sachs Group, Inc.
1.46%, 11/15/2018, MTN (A)	1,300,000	1,298,443
1.71%, 09/15/2020 (A) (E)	1,600,000	1,591,744
Morgan Stanley
5.95%, 12/28/2017, MTN	4,900,000	5,258,685
6.63%, 04/01/2018, MTN	2,000,000	2,184,554
UBS AG
0.97%, 06/01/2017 (A)	400,000	399,270
7.63%, 08/17/2022	600,000	679,224

		11,411,920

Construction & Engineering - 0.1%
Odebrecht Offshore Drilling Finance, Ltd.
6.63%, 10/01/2023 (B)	2,389,140	525,611

Consumer Finance - 2.6%
Ally Financial, Inc.
2.75%, 01/30/2017	4,800,000	4,746,000
American Express Credit Corp.
2.60%, 09/14/2020, MTN	2,500,000	2,515,258
Navient Corp.
4.88%, 06/17/2019, MTN (E)	4,000,000	3,660,000
Springleaf Finance Corp.
6.90%, 12/15/2017, MTN	4,500,000	4,600,800

		15,522,058

Diversified Consumer Services - 0.9%
President and Fellows of Harvard College
6.50%, 01/15/2039 (B)	3,800,000	5,385,523

Diversified Financial Services - 2.1%
Bear Stearns Cos. LLC
6.40%, 10/02/2017	900,000	966,194
7.25%, 02/01/2018	2,100,000	2,309,511
Credit Suisse Group Funding Guernsey, Ltd.
3.13%, 12/10/2020 (B)	1,400,000	1,404,234
3.75%, 03/26/2025	1,600,000	1,555,427
LeasePlan Corp. NV
2.88%, 01/22/2019 (B)	1,500,000	1,491,737
Tayarra, Ltd.
3.63%, 02/15/2022	5,017,000	5,307,338

		13,034,441

Diversified Telecommunication Services - 1.8%
AT&T, Inc.
2.80%, 02/17/2021 (G)	1,000,000	999,194
Verizon Communications, Inc.
0.88%, 06/09/2017 (A)	3,800,000	3,785,826
2.25%, 09/14/2018 (A)	4,500,000	4,598,532
2.50%, 09/15/2016	43,000	43,339
3.65%, 09/14/2018	1,200,000	1,255,957

		10,682,848

Electric Utilities - 0.7%
Korea Hydro & Nuclear Power Co., Ltd.
1.16%, 05/22/2017 (A) (B)	4,300,000	4,297,510

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2016 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services - 0.1%
Regency Energy Partners, LP / Regency Energy Finance Corp.
5.00%, 10/01/2022	$ 1,000,000	$ 840,297

Food & Staples Retailing - 0.2%
CVS Health Corp.
3.88%, 07/20/2025	1,400,000	1,447,027

Food Products - 0.3%
ConAgra Foods, Inc.
0.99%, 07/21/2016 (A)	1,700,000	1,697,999

Health Care Equipment & Supplies - 0.3%
Boston Scientific Corp.
3.38%, 05/15/2022	1,600,000	1,595,883

Health Care Providers & Services - 0.3%
UnitedHealth Group, Inc.
3.75%, 07/15/2025	2,000,000	2,081,356

Hotels, Restaurants & Leisure - 0.2%
MGM Resorts International
7.63%, 01/15/2017	1,000,000	1,037,500

Household Durables - 0.0% (F)
Urbi Desarrollos Urbanos SAB de CV
9.50%, 01/21/2020 (B) (H) (I)	400,000	2,000

Independent Power and Renewable Electricity Producers - 0.6%
Dynegy, Inc.
6.75%,11/01/2019	2,300,000	2,219,500
7.38%,11/01/2022	900,000	796,500
7.63%, 11/01/2024 (E)	400,000	352,000

		3,368,000

Internet Software & Services - 0.3%
Alibaba Group Holding Ltd.
2.50%,11/28/2019	800,000	790,517
3.60%,11/28/2024	1,000,000	965,544

		1,756,061

IT Services - 0.3%
Automatic Data Processing, Inc.
2.25%, 09/15/2020	1,800,000	1,826,366

Oil, Gas & Consumable Fuels - 2.6%
Canadian Natural Resources, Ltd.
0.98%, 03/30/2016 (A)	4,700,000	4,679,151
CNPC General Capital, Ltd.
1.26%, 05/14/2017 (A) (B)	3,100,000	3,095,431
Enterprise Products Operating LLC
3.70%, 02/15/2026	550,000	494,686
Kinder Morgan, Inc.
5.63%, 11/15/2023 (B)	1,400,000	1,287,352
Petrobras Global Finance BV
1.99%, 05/20/2016 (A)	400,000	395,500
2.89%, 03/17/2017 (A) (E)	1,100,000	1,023,000
3.41%, 03/17/2020 (A)	2,100,000	1,459,500
3.50%, 02/06/2017 (E)	100,000	95,000
4.38%, 05/20/2023 (E)	200,000	131,738
5.75%,01/20/2020	300,000	235,785
6.25%, 03/17/2024 (E)	100,000	72,350
6.75%,01/27/2041	800,000	502,760

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
6.85%,06/05/2115	$ 1,700,000	$ 1,075,250
Williams Partners, LP
3.60%, 03/15/2022	1,700,000	1,241,398

		15,788,901

Real Estate Investment Trusts - 0.7%
AvalonBay Communities, Inc.
3.50%, 11/15/2024, MTN	1,595,000	1,623,680
Simon Property Group, LP
2.50%, 09/01/2020	2,500,000	2,539,497

		4,163,177

Road & Rail - 0.1%
Hellenic Railways Organization SA
4.03%, 03/17/2017 (H)	EUR 700,000	677,360
5.01%, 12/27/2017 (C) (H)	100,000	96,414

		773,774

Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.
2.85%, 05/06/2021	$ 400,000	413,764

Tobacco - 0.2%
Reynolds American, Inc.
7.75%, 06/01/2018	1,000,000	1,123,856

Trading Companies & Distributors - 0.9%
International Lease Finance Corp.
5.75%,05/15/2016	800,000	809,366
7.13%, 09/01/2018 (B)	4,200,000	4,546,500

		5,355,866

Wireless Telecommunication Services - 0.7%
Sprint Communications, Inc.
9.13%, 03/01/2017	4,300,000	4,278,500

Total Corporate Debt Securities (Cost $197,699,868)		196,648,849

FOREIGN GOVERNMENT OBLIGATIONS - 4.4%
Banco Nacional de Desenvolvimento Economico e Social
3.38%, 09/26/2016 (B)	300,000	299,850
Brazil Letras do Tesouro Nacional Zero Coupon, 04/01/2016 - 01/01/2017	BRL 99,200,000	23,091,682
Cyprus Government International Bond
3.88%, 05/06/2022, MTN (C)	EUR 900,000	1,005,779
Mexican Bonos
8.50%, 12/13/2018	MXN 40,000,000	2,433,462

Total Foreign Government Obligations (Cost $30,766,949)		26,830,773

LOAN ASSIGNMENTS - 1.1%
Automobiles - 0.2%
Chrysler Group LLC
Term Loan B
3.50%, 05/24/2017 (A)	$ 1,254,105	1,246,441

Foreign Government Obligation - 0.2%
Hellenic Republic
Schuldschein Loan
3.93%, 03/30/2016 (A) (H) (J)	EUR 1,000,000	1,056,218

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2016 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Providers & Services - 0.7%
Community Health Systems, Inc.
Term Loan F
3.66%, 12/31/2018 (A)	$ 1,678,771	$ 1,650,967
HCA, Inc.
Term Loan B5
3.18%, 03/31/2017 (A)	2,363,728	2,360,445

		4,011,412

Total Loan Assignments (Cost $6,340,558)		6,314,071

MORTGAGE-BACKED SECURITIES - 7.3%
Alternative Loan Trust
Series 2005, Class J12-2A1
0.70%, 08/25/2035 (A)	1,742,411	1,146,147
Series 2005-81, Class A1
0.71%, 02/25/2037 (A)	464,862	360,581
Series 2006-30T1, Class 1A3
6.25%,11/25/2036	209,328	196,003
Series 2006-J8, Class A2
6.00%,02/25/2037	225,059	174,547
Series 2006-OA12, Class A1B
0.62%, 09/20/2046 (A)	1,389,377	1,152,236
Series 2006-OA17, Class 1A1A
0.62%, 12/20/2046 (A)	1,754,029	1,296,047
Series 2007-2CB, Class 1A13
5.75%, 03/25/2037 (A)	354,662	314,804
Series 2007-HY4, Class 1A1
2.80%, 06/25/2037 (A)	864,706	716,551
Series 2007-OA6, Class A1B
0.63%, 06/25/2037 (A)	712,572	606,805
American Home Mortgage Assets Trust
Series 2006-4, Class 1A12
0.64%, 10/25/2046 (A)	1,353,877	858,259
Banc of America Funding Trust
Series 2005-D, Class A1
2.77%, 05/25/2035 (A)	325,314	329,940
Series 2006-J, Class 4A1
3.10%, 01/20/2047 (A)	50,356	42,021
Banc of America Funding, Ltd.
Series 2012-R5, Class A
0.69%, 10/03/2039 (A) (B)	949,897	945,102
BBCMS Trust
Series 2015-STP, Class A
3.32%, 09/10/2028 (B)	3,000,000	3,074,603
Bear Stearns Alt-A Trust
Series 2006-6, Class 32A1
2.69%, 11/25/2036 (A)	272,414	188,532
Bear Stearns ARM Trust
Series 2003-5, Class 2A1
2.61%, 08/25/2033 (A)	341,140	340,061
Series 2003-8, Class 2A1
2.97%, 01/25/2034 (A)	7,242	7,327
Series 2003-8, Class 4A1
2.88%, 01/25/2034 (A)	77,829	77,585
Series 2005-2, Class A2
2.92%, 03/25/2035 (A)	183,245	184,982
Series 2005-5, Class A2
2.48%, 08/25/2035 (A)	103,422	103,444
Series 2006-4, Class 1A1
2.84%, 10/25/2036 (A)	119,016	99,675
Bear Stearns Structured Products, Inc. Trust
Series 2007-R6, Class 1A1
2.61%, 01/26/2036 (A)	203,931	167,506

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Berica 8 Residential MBS Srl
Series 2008, Class A
0.23%, 03/31/2048 (A) (C)	EUR 4,130,965	$ 4,406,021
Berica ABS Srl
Series 2011-1, Class A1
0.17%, 12/31/2055 (A) (C)	2,089,039	2,245,165
CD Mortgage Trust
Series 2007-CD5, Class A4
5.89%, 11/15/2044 (A)	$ 147,860	154,887
Chevy Chase Funding LLC Mortgage-Backed Certificates
Series 2004-3A, Class A1
0.68%, 08/25/2035 (A) (B)	117,036	104,428
CHL Mortgage Pass-Through Trust
Series 2002-30, Class M
2.72%, 10/19/2032 (A)	9,041	7,774
Series 2004-12, Class 12A1
2.73%, 08/25/2034 (A)	176,571	152,553
Citigroup Commercial Mortgage Trust
Series 2015-SHP2, Class A
1.71%, 07/15/2027 (A) (B)	1,800,000	1,789,053
Citigroup Mortgage Loan Trust
Series 2005-6, Class A2
2.65%, 09/25/2035 (A)	125,140	125,358
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-P1A, Class A
0.82%, 03/25/2032 (A) (B)	299	275
Series 2003-AR15, Class 2A1
2.27%, 06/25/2033 (A)	431,285	419,450
Series 2003-AR28, Class 2A1
2.60%, 12/25/2033 (A)	3,354,512	3,292,003
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-6, Class 2A3
5.50%, 12/25/2035	438,360	367,110
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA4, Class 1A8
6.25%, 08/25/2037	219,821	170,910
First Horizon Mortgage Pass-Through Trust
Series 2005-AR3, Class 2A1
2.72%, 08/25/2035 (A)	35,577	31,322
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1
2.91%, 09/25/2035 (A)	54,694	56,134
HarborView Mortgage Loan Trust
Series 2006-12, Class 2A2A
0.62%, 01/19/2038 (A)	665,175	540,463
Series 2006-6, Class 5A1A
4.29%, 08/19/2036 (A)	184,226	164,494
Independent National Mortgage Corp. Index Mortgage Loan Trust
Series 2005-AR11, Class A3
2.72%, 08/25/2035 (A)	1,557,021	1,268,748
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.87%, 09/15/2045 (A)	1,398,468	1,476,936
Ludgate Funding PLC
Series 2007-1, Class A2A
0.75%, 01/01/2061 (A) (C)	GBP 1,174,678	1,487,574
Luminent Mortgage Trust
Series 2006-6, Class A1
0.63%, 10/25/2046 (A)	$ 374,943	318,624
MASTR Alternative Loan Trust
Series 2006-2, Class 2A1
0.83%, 03/25/2036 (A)	105,021	25,102

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2016 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust
Series 2005-2, Class 3A
1.43%, 10/25/2035 (A)	$ 19,442	$ 18,368
Series 2005-3, Class 4A
0.68%, 11/25/2035 (A)	16,050	14,970
RALI Trust
Series 2008-QR1, Class 1A1
1.83%, 08/25/2036 (A)	1,146,176	927,502
Reperforming Loan REMIC Trust
Series 2004-R1, Class 2A
6.50%, 11/25/2034 (B)	234,532	240,499
Series 2005-R2, Class 1AF1
0.77%, 06/25/2035 (A) (B)	607,633	536,467
RFMSI Trust
Series 2003-S9, Class A1
6.50%, 03/25/2032	1,203	1,246
RMAC Securities No. 1 PLC
Series 2007-NS1X, Class A2B
0.65%, 06/12/2044 (A) (C)	2,540,970	2,293,258
Selkirk No. 1, Ltd.
Series 2001, Class A
1.33%, 02/20/2041 (B)	749,362	746,803
Sequoia Mortgage Trust
Series 2004-11, Class A2
1.25%, 12/20/2034 (A)	1,519,964	1,449,601
Series 2007-1, Class 1A1
2.39%, 01/20/2047 (A)	359,048	290,980
Series 2010, Class 2A1
0.81%, 10/20/2027 (A)	12,857	12,056
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-12, Class 3A1
2.56%, 09/25/2034 (A)	424,829	420,163
Series 2004-19, Class 2A1
1.69%, 01/25/2035 (A)	147,420	117,039
Structured Asset Mortgage Investments II Trust
Series 2005-AR5, Class A1
0.68%, 07/19/2035 (A)	28,250	25,082
Series 2005-AR5, Class A2
0.68%, 07/19/2035 (A)	30,173	28,319
Series 2005-AR5, Class A3
0.68%, 07/19/2035 (A)	63,349	60,250
Series 2005-AR8, Class A1A
0.71%, 02/25/2036 (A)	371,629	286,113
Series 2006-AR3, Class 12A1
0.65%, 05/25/2036 (A)	446,884	331,106
Series 2006-AR6, Class 2A1
0.62%, 07/25/2046 (A)	1,653,084	1,295,239
Structured Asset Mortgage Investments Trust
Series 2002-AR3, Class A1
1.09%, 09/19/2032 (A)	8,885	8,635
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-22A, Class 2A1
2.49%, 06/25/2033 (A)	461,446	450,864
WaMu Mortgage Pass-Through Certificates Trust
Series 2002-AR9, Class 1A
1.66%, 08/25/2042 (A)	5,629	5,312
Series 2003-AR9, Class 2A
2.56%, 09/25/2033 (A)	524,178	517,211
Series 2006-AR19, Class 1A
1.03%, 01/25/2047 (A)	692,093	556,513
Series 2006-AR19, Class 1A1A
1.02%, 01/25/2047 (A)	599,083	539,561

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates Trust (continued)
Series 2006-AR9, Class 2A
2.15%, 08/25/2046 (A)	$ 366,826	$ 326,095
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-CC, Class A1
2.84%, 01/25/2035 (A)	89,581	90,316
Series 2005-AR2, Class 1A1
2.70%, 03/25/2035 (A)	1,502,171	1,502,944
Series 2006-AR4, Class 2A6
5.79%, 04/25/2036 (A)	38,706	6,174
Series 2006-AR8, Class 2A4
2.74%, 04/25/2036 (A)	182,471	177,621

Total Mortgage-Backed Securities (Cost $44,663,599)		44,263,449

MUNICIPAL GOVERNMENT OBLIGATIONS - 3.1%
California - 2.0%
Bay Area Toll Authority, Revenue Bonds
Series S3
6.91%, 10/01/2050	3,600,000	5,030,820
State of California, General Obligation Unlimited
7.50%,04/01/2034	300,000	427,824
7.55%,04/01/2039	1,300,000	1,915,823
7.60%,11/01/2040	1,500,000	2,240,370
7.95%,03/01/2036	2,200,000	2,644,598

		12,259,435

Illinois - 0.4%
City of Chicago, General Obligation Unlimited
Series B
7.75%, 01/01/2042	1,000,000	1,008,020
State of Illinois, General Obligation Unlimited
6.63%, 02/01/2035	1,500,000	1,576,170

		2,584,190

New Jersey - 0.0% (F)
New Jersey Turnpike Authority, Revenue Bonds
Series F
7.41%, 01/01/2040	100,000	145,935

New York - 0.5%
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds
4.73%, 11/01/2023	100,000	114,608
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	2,850,000	2,832,644

		2,947,252

West Virginia - 0.2%
Tobacco Settlement Finance Authority, Revenue Bonds
Series A
7.47%, 06/01/2047	1,015,000	892,327

Total Municipal Government Obligations (Cost $18,623,654)		18,829,139

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2016 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 34.1%
Federal Home Loan Mortgage Corp.
2.09%, 09/01/2035 (A)	$ 31,230	$ 32,929
2.37%, 03/01/2034 (A)	72,718	76,550
2.48%, 03/01/2034 (A)	86,352	91,652
2.59%, 11/01/2033 - 01/01/2036 (A)	1,886,748	2,000,983
2.62%, 09/01/2035 (A)	289,595	308,341
3.50%, TBA (G) (K)	7,000,000	7,317,108
4.00%, TBA (G) (K)	2,000,000	2,130,237
4.50%,08/01/2025 - 05/01/2037	58,490	63,543
4.50%, TBA (G) (K)	7,000,000	7,595,000
Federal Home Loan Mortgage Corp. REMIC
6.50%, 04/15/2029	2,116	2,411
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
1.46%, 10/25/2044 (A)	254,717	265,739
1.66%, 07/25/2044 (A)	255,346	265,788
6.50%,07/25/2043	12,551	14,830
Federal National Mortgage Association
0.78%, 09/25/2042 (A)	222,369	221,087
1.46%, 03/01/2044 - 10/01/2044 (A)	848,011	865,964
2.11%, 07/01/2035 (A)	175,841	185,644
2.29%, 09/01/2035 (A)	523,759	554,416
2.31%, 03/01/2034 (A)	132,849	141,249
2.44%, 01/01/2026 (A)	2,440	2,462
2.48%, 01/01/2028 (A)	22,544	23,900
2.63%, 11/01/2033 (A)	93,326	99,459
3.00%, TBA (G) (K)	12,000,000	12,249,308
3.50%,02/01/2027	222,713	235,999
3.50%, TBA (G) (K)	51,000,000	53,421,797
4.00%, TBA (G) (K)	64,000,000	68,344,674
4.50%,11/01/2018 - 12/01/2024	445,732	479,704
4.50%, TBA (G) (K)	15,000,000	16,282,911
5.00%,08/01/2020 - 01/01/2030	1,438,023	1,583,280
5.00%, TBA (G) (K)	8,000,000	8,755,019
6.00%,07/01/2035 - 06/01/2040	2,693,965	3,054,100
Federal National Mortgage Association REMIC
0.53%, 01/25/2021 (A)	9,333	9,330
6.30%,10/17/2038	145,161	150,519
Federal National Mortgage Association REMIC, Interest Only STRIPS
6.67%, 07/25/2034 (A)	696,328	181,749
Government National Mortgage Association
0.85%, 08/20/2065 - 09/20/2065 (A)	2,980,472	2,950,689
1.25%, 12/20/2065 (A)	6,186,084	6,270,751
1.75%, 05/20/2024 (A)	25,380	26,229
3.00%, TBA (G) (K)	1,000,000	1,030,469
3.50%, TBA (G) (K)	3,000,000	3,160,510
4.00%, TBA (G) (K)	5,000,000	5,343,614
6.50%,06/20/2032	11,440	13,432
Government National Mortgage Association, Interest Only STRIPS
6.13%, 04/16/2033 - 10/16/2033 (A)	638,314	132,296
6.17%, 08/16/2033 - 09/20/2034 (A)	1,682,446	373,932

Total U.S. Government Agency Obligations (Cost $203,156,104)		206,309,604

U.S. GOVERNMENT OBLIGATIONS - 38.5%
U.S. Treasury Bond
2.50%, 02/15/2045 (L)	1,800,000	1,703,390
2.75%,08/15/2042	5,800,000	5,832,625
2.75%, 11/15/2042 (L)	13,800,000	13,846,892
2.88%,05/15/2043	1,900,000	1,950,988
2.88%, 08/15/2045 (L)	11,800,000	12,059,966
3.00%,05/15/2042 - 11/15/2045	7,500,000	7,913,924

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Bond (continued)
3.13%,02/15/2043	$ 500,000	$ 539,219
3.13%, 08/15/2044 (L)	21,100,000	22,700,625
3.38%, 05/15/2044 (L) (M)	10,200,000	11,507,671
4.25%,05/15/2039	3,700,000	4,781,817
4.38%,11/15/2039 - 05/15/2040	7,000,000	9,208,712
4.50%,08/15/2039	2,900,000	3,880,562
4.63%,02/15/2040	700,000	953,805
U.S. Treasury Inflation Indexed Bond
0.75%,02/15/2042	105,056	95,122
0.75%, 02/15/2045 (L)	2,217,776	1,993,659
1.38%,02/15/2044	407,424	426,845
1.75%,01/15/2028	8,725,024	9,723,062
2.00%,01/15/2026	10,166,255	11,547,036
2.38%, 01/15/2025 - 01/15/2027 (L)	25,799,984	30,004,170
2.50%, 01/15/2029 (L)	15,258,108	18,414,034
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2017 (N)	2,194,815	2,196,358
0.13%,04/15/2020 - 07/15/2022	8,005,231	7,952,200
0.25%,01/15/2025	2,204,928	2,147,536
0.38%, 07/15/2023 (O)	8,772,430	8,747,525
0.38%,07/15/2025	4,104,182	4,055,712
U.S. Treasury Note
1.75%,09/30/2022	1,800,000	1,812,656
2.25%, 11/15/2024 (L) (O)	25,500,000	26,264,005
2.38%,08/15/2024	5,900,000	6,142,224
2.50%, 05/15/2024 (L) (M)	1,900,000	1,998,637
2.75%,02/15/2024	2,900,000	3,107,872

Total U.S. Government Obligations (Cost $232,652,352)		233,508,849

	Shares	Value
CONVERTIBLE PREFERRED STOCK - 0.1%
Banks - 0.1%
Wells Fargo & Co.
Series L, 7.50%	500	586,000

Total Convertible Preferred Stock (Cost $345,025)		586,000

	Principal	Value
SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATION - 0.0% (F)
Federal Home Loan Bank Discount Notes
0.33%, 02/26/2016 (P)	$ 200,000	199,964

Total Short-Term U.S. Government Agency Obligation (Cost $199,954)		199,964

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.0% (F)
Put - 5-Year U.S. Treasury Note Futures
Exercise Price 109.00
Expiration Date 02/19/2016	400	3,125
Put - 5-Year U.S. Treasury Note Futures
Exercise Price 110.25
Expiration Date 02/19/2016	450	3,516
Put - 5-Year U.S. Treasury Note Futures
Exercise Price 110.50
Expiration Date 02/19/2016	53	414
Put - 5-Year U.S. Treasury Note Futures
Exercise Price 110.75
Expiration Date 02/19/2016	88	688

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2016 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED (continued)
Put - 5-Year U.S. Treasury Note Futures
Exercise Price 111.00
Expiration Date 02/19/2016	195	$ 1,523
Put - 5-Year U.S. Treasury Note Futures
Exercise Price 114.25
Expiration Date 02/19/2016	220	1,719
Put - 5-Year U.S. Treasury Note Futures
Exercise Price 116.00
Expiration Date 02/19/2016	145	1,133

Total Exchange-Traded Options Purchased (Cost $13,312)		12,118

	Notional Amount	Value
OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED - 0.1% (Q) (R)
Call - Pays Floating Rate Index 3-Month USD-LIBOR (H)
Exercise Rate 2.10%
Expiration Date 01/30/2018, JPM	6,600,000	117,802
Put - Receives Floating Rate Index 3-Month USD-LIBOR (H)
Exercise Rate 1.25%
Expiration Date 07/05/2016, GSC	126,500,000	196,189
Put - Receives Floating Rate Index 3-Month USD-LIBOR (H)
Exercise Rate 1.25%
Expiration Date 07/05/2016, CITI	79,800,000	123,762
Put - Receives Floating Rate Index 3-Month USD-LIBOR (H)
Exercise Rate 2.58%
Expiration Date 05/12/2016, MSC	3,100,000	5,599
Put - Receives Floating Rate Index 3-Month USD-LIBOR (H)
Exercise Rate 2.58%
Expiration Date 05/23/2016, MSC	7,100,000	15,649
Put - Receives Floating Rate Index 3-Month USD-LIBOR (H)
Exercise Rate 2.91%
Expiration Date 08/20/2018, MSC	2,900,000	224,976
Put - Receives Floating Rate Index 3-Month USD-LIBOR (H)
Exercise Rate 2.94%
Expiration Date 08/20/2018, GSC	900,000	67,989

Total Over-the-Counter Interest Rate Swaptions Purchased (Cost $843,299)		751,966

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.45% (P)	5,049,192	5,049,192

Total Securities Lending Collateral (Cost $5,049,192)		5,049,192

	Principal	Value
REPURCHASE AGREEMENT - 0.3%

State Street Bank & Trust Co. 0.03% (P), dated 01/29/2016, to be repurchased at $1,865,806 on 02/01/2016. Collateralized by a U.S. Government Obligation, 2.00%, due 05/31/2021, and with a value of $1,907,269.

	$ 1,865,802	$ 1,865,802

Total Repurchase Agreement (Cost $1,865,802)		1,865,802

Total Investments (Cost $797,978,058) (S)		798,208,385
Net Other Assets (Liabilities) - (31.7)%		(192,172,402)

Net Assets - 100.0%		$ 606,035,983

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2016 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
REVERSE REPURCHASE AGREEMENTS - (2.1)%

Bank of Montreal 0.45% (P) (T), dated 11/06/2015, to be repurchased at $(3,446,416) on 02/05/2016. Collateralized by a U.S. Government Obligation, 2.25%, due 11/15/2024, and with a value of $(3,518,991).

	$ (3,442,500)	$ (3,442,500)
Credit Agricole Bank 0.57% (P) (T), dated 01/28/2016, to be repurchased at $(2,877,640) on 04/28/2016. Collateralized by a U.S. Government Obligation, 2.25%, due 11/15/2024, and with a value of $(2,897,993).	(2,873,500)	(2,873,500)
Societe Generale SA 0.56% (P), dated 01/22/2016, to be repurchased at $(2,926,762) on 02/05/2016. Collateralized by a U.S. Government Obligation, 3.13%, due 08/15/2044, and with a value of $(2,944,853).	(2,926,125)	(2,926,125)
Standard Chartered PLC 0.44% (P) (T), dated 11/06/2015, to be repurchased at $(2,936,765) on 03/04/2016. Collateralized by a U.S. Government Obligation, 2.88%, due 08/15/2045, and cash with a total value of $(2,833,025).	(2,932,500)	(2,932,500)
Standard Chartered PLC 0.44% (P) (T), dated 01/27/2016, to be repurchased at $(411,665) on 03/04/2016. Collateralized by a U.S. Government Obligation, 2.25%, due 11/15/2024, and with a value of $(413,999).	(411,000)	(411,000)

Total Reverse Repurchase Agreements (Cost $12,585,625)		(12,585,625)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS WRITTEN: (Q) (R)

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premiums (Received)	Value
Call - EUR vs. USD (H)	BNP	EUR	1.10	02/24/2016	EUR	4,200,000	$(18,185)	$(15,256)
Call - EUR vs. USD (H)	SCB	EUR	1.12	03/24/2016	EUR	2,200,000	(14,394)	(12,393)
Call - USD vs. BRL (H)	DUB	USD	4.25	02/10/2016	USD	2,600,000	(30,914)	(6,591)
Call - USD vs. BRL (H)	JPM	USD	4.50	02/12/2016	USD	3,500,000	(88,690)	(311)
Call - USD vs. BRL (H)	DUB	USD	4.55	03/17/2016	USD	1,900,000	(47,956)	(7,963)
Call - USD vs. CAD (H)	JPM	USD	1.50	03/18/2016	USD	1,500,000	(10,650)	(2,388)
Call - USD vs. CNH (H)	SCB	USD	6.85	06/01/2016	USD	2,300,000	(21,119)	(34,236)
Call - USD vs. CNH (H)	HSBC	USD	7.00	04/08/2016	USD	4,200,000	(32,760)	(23,331)
Call - USD vs. MXN	JPM	USD	17.80	02/04/2016	USD	1,700,000	(7,310)	(35,136)
Call - USD vs. MXN (H)	JPM	USD	17.95	02/24/2016	USD	2,000,000	(21,094)	(42,494)
Call - USD vs. MXN (H)	HSBC	USD	18.10	03/11/2016	USD	5,300,000	(56,975)	(109,774)
Call - USD vs. MXN (H)	JPM	USD	19.00	03/15/2016	USD	2,200,000	(17,679)	(14,073)
Call - USD vs. RUB (H)	CITI	USD	71.50	03/09/2016	USD	900,000	(19,305)	(78,201)
Call - USD vs. RUB (H)	CITI	USD	72.50	02/24/2016	USD	500,000	(9,600)	(36,613)
Call - USD vs. RUB (H)	HSBC	USD	87.00	12/08/2016	USD	1,400,000	(60,165)	(113,590)
Put - AUD vs. USD (H)	BNP	AUD	0.67	02/18/2016	AUD	4,300,000	(22,450)	(3,177)
Put - AUD vs. USD (H)	BNP	AUD	0.69	03/15/2016	AUD	2,200,000	(10,752)	(12,041)
Put - USD vs. JPY (H)	JPM	USD	115.00	03/24/2016	USD	4,500,000	(31,860)	(13,423)
Put - USD vs. JPY (H)	CITI	USD	115.60	03/23/2016	USD	2,100,000	(16,905)	(7,203)
Put - USD vs. JPY (H)	BNP	USD	116.10	03/18/2016	USD	1,200,000	(10,104)	(4,174)

Total							$(548,867)	$(572,368)

The notes are an integral part of this report. Transamerica Funds	Page 8	January 31, 2016 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

OVER-THE-COUNTER CREDIT DEFAULT SWAPTIONS WRITTEN: (Q) (R)

Description	Counterparty	Fixed Deal Rate	Floating Rate	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Value
Put - Markit iTraxx® Europe Series 24	BNP	1.30%	Pay	$1.30	04/20/2016	EUR	8,300,000	$(20,437)	$(150,112)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN: (Q) (R)

Description	Counterparty	Floating Rate Index	Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Value
Call - 2-Year	JPM	3-Month USD-LIBOR	Receive	1.10%	01/30/2018	USD	6,600,000	$(34,320)	$(30,724)
Call - 2-Year	JPM	3-Month USD-LIBOR	Receive	1.60	01/30/2018	USD	6,600,000	(59,730)	(69,822)
Put - 2-Year	MSC	3-Month USD-LIBOR	Pay	2.50	05/12/2016	USD	29,100,000	(98,021)	(3,718)
Put - 2-Year	MSC	3-Month USD-LIBOR	Pay	2.50	05/23/2016	USD	67,700,000	(211,553)	(11,313)
Put - 5-Year	DUB	3-Month USD-LIBOR	Pay	1.90	02/16/2016	USD	8,300,000	(33,615)	(49)
Put - 5-Year	MSC	3-Month USD-LIBOR	Pay	1.90	02/16/2016	USD	29,300,000	(120,963)	(173)
Put - 5-Year	MSC	3-Month USD-LIBOR	Pay	2.80	08/20/2018	USD	13,000,000	(290,081)	(202,717)
Put - 5-Year	GSC	3-Month USD-LIBOR	Pay	2.80	08/20/2018	USD	4,100,000	(91,318)	(63,934)

Total								$(939,601)	$(382,450)

CENTRALLY CLEARED SWAP AGREEMENTS: (U)

Credit Default Swap Agreements on Credit Indices – Sell Protection (V)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Notional Amount (W)		Fair Value (X)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Markit iTraxx® Europe - Series 24	1.00%	12/20/2020	EUR	18,100,000	$98,274	$40,067	$58,207
North American Investment Grade Index - Series 25	1.00	12/20/2020	USD	12,300,000	4,067	(25,353)	29,420

Total					$102,341	$14,714	$87,627

Interest Rate Swap Agreements – Fixed Rate Payable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	2.00%	12/16/2019	USD	9,000,000	$(313,642)	$(188,891)	$(124,751)
3-Month USD-LIBOR	2.00	12/16/2019	USD	4,400,000	(152,361)	(17,531)	(134,830)
3-Month USD-LIBOR	2.25	12/16/2022	USD	31,200,000	(1,566,197)	59,619	(1,625,816)
3-Month USD-LIBOR	2.25	06/15/2026	USD	11,600,000	(397,797)	5,903	(403,700)
3-Month USD-LIBOR	2.35	08/05/2025	USD	7,200,000	(436,406)	—	(436,406)
3-Month USD-LIBOR	2.50	12/16/2025	USD	6,300,000	(426,488)	4,578	(431,066)
3-Month USD-LIBOR	2.50	06/15/2046	USD	500,000	(20,911)	17,804	(38,715)
3-Month USD-LIBOR	2.75	12/16/2045	USD	55,600,000	(5,563,630)	2,763,836	(8,327,466)
3-Month USD-LIBOR	2.75	12/16/2045	USD	300,000	(32,693)	(14,102)	(18,591)
6-Month GBP-LIBOR	1.00	06/15/2018	GBP	8,600,000	(36,004)	28,451	(64,455)
6-Month GBP-LIBOR	1.25	09/21/2018	GBP	8,200,000	(77,468)	25,464	(102,932)
6-Month GBP-LIBOR	1.50	12/16/2017	GBP	8,400,000	(174,156)	(12,642)	(161,514)
6-Month GBP-LIBOR	1.50	03/16/2018	GBP	37,000,000	(727,151)	(210,964)	(516,187)
6-Month GBP-LIBOR	1.50	09/21/2018	GBP	5,000,000	(82,536)	(7,500)	(75,036)
6-Month GBP-LIBOR	1.88	10/05/2017	GBP	7,900,000	(254,046)	(121,104)	(132,942)
1-Year OIS Federal Funds Rate	0.50	06/17/2016	USD	12,300,000	(30,104)	(4,232)	(25,872)
MXN TIIE Banxico	3.61	03/14/2016	MXN	1,228,000,000	(5,182)	—	(5,182)

Total					$(10,296,772)	$2,328,689	$(12,625,461)

Interest Rate Swap Agreements – Fixed Rate Receivable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	1.50%	02/02/2021	USD	3,300,000	$30,659	$—	$30,659
MXN TIIE Banxico	4.06	08/24/2016	MXN	600,700,000	82,487	38,814	43,673
MXN TIIE Banxico	4.39	07/28/2017	MXN	46,900,000	18,298	—	18,298

The notes are an integral part of this report. Transamerica Funds	Page 9	January 31, 2016 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued): (U)

Interest Rate Swap Agreements - Fixed Rate Receivable (continued)

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MXN TIIE Banxico	5.01	10/10/2019	MXN	7,400,000	$5,065	$4,145	$920
MXN TIIE Banxico	5.27	02/05/2020	MXN	46,600,000	49,222	(8,858)	58,080
MXN TIIE Banxico	5.31	10/22/2020	MXN	60,700,000	46,805	11,351	35,454
MXN TIIE Banxico	5.43	11/17/2021	MXN	460,400,000	189,044	(679,999)	869,043
MXN TIIE Banxico	5.50	09/22/2020	MXN	52,500,000	66,615	—	66,615
MXN TIIE Banxico	5.54	06/11/2020	MXN	31,200,000	45,372	20,540	24,832
MXN TIIE Banxico	5.62	06/02/2020	MXN	28,800,000	48,175	15,669	32,506
MXN TIIE Banxico	5.83	01/12/2023	MXN	56,200,000	52,241	2,572	49,669
MXN TIIE Banxico	6.00	06/07/2022	MXN	30,200,000	54,416	18,868	35,548
MXN TIIE Banxico	6.96	07/27/2020	MXN	65,200,000	311,177	240,270	70,907

Total					$999,576	$(336,628)	$1,336,204

OVER-THE-COUNTER SWAP AGREEMENTS: (Q) (R)

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (V)

Reference Obligation	Counterparty	Fixed Deal Receive Rate	Expiration Date	Implied Credit Spread at January 31, 2016 (Y)	Notional Amount (W)		Fair Value (X)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
BorgWarner, Inc., 8.00%, 10/01/2019	CITI	1.00%	12/20/2020	1.46%	USD	1,700,000	$(36,656)	$(34,932)	$(1,724)
Brazilian Government International Bond, 12.25%, 03/06/2030	MSC	1.00	09/20/2016	0.97	USD	3,600,000	(17,517)	(10,064)	(7,453)
Brazilian Government International Bond, 4.25%, 01/07/2025	BCLY	1.00	03/20/2016	0.35	USD	1,200,000	(188)	(1,297)	1,109
Goldman Sachs Group, Inc., 5.95%, 01/18/2018	BCLY	1.00	12/20/2018	0.64	USD	2,000,000	20,990	14,760	6,230
Japanese Government International Bond, 2.00%, 03/21/2022	DUB	1.00	09/20/2016	0.08	USD	1,900,000	13,415	7,843	5,572
MetLife, Inc., 4.75%, 02/08/2021	CITI	1.00	12/20/2020	1.64	USD	1,500,000	(5,011)	1,729	(6,740)
Mexico Government International Bond, 5.95%, 03/19/2019	CITI	1.00	12/20/2019	1.66	USD	3,500,000	(91,763)	15,445	(107,208)
Mexico Government International Bond, 5.95%, 03/19/2019	JPM	1.00	12/20/2019	1.66	USD	3,400,000	(89,141)	15,644	(104,785)
Mexico Government International Bond, 5.95%, 03/19/2019	CITI	1.00	09/20/2020	1.88	USD	100,000	(3,863)	(2,384)	(1,479)
Mexico Government International Bond, 5.95%, 03/19/2019	JPM	1.00	09/20/2020	1.88	USD	1,100,000	(42,491)	(27,155)	(15,336)
Mexico Government International Bond, 5.95%, 03/19/2019	BCLY	1.00	12/20/2020	1.88	USD	1,100,000	(47,014)	(36,463)	(10,551)
Mexico Government International Bond, 5.95%, 03/19/2019	CITI	1.00	12/20/2020	1.94	USD	2,900,000	(123,946)	(115,543)	(8,403)
Mexico Government International Bond, 5.95%, 03/19/2019	DUB	1.00	12/20/2020	1.94	USD	2,500,000	(106,866)	(92,316)	(14,550)
Mexico Government International Bond, 7.50%, 04/08/2033	DUB	1.00	09/20/2016	0.62	USD	2,600,000	7,127	2,125	5,002

The notes are an integral part of this report. Transamerica Funds	Page 10	January 31, 2016 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued): (Q) (R)

Reference Obligation	Counterparty	Fixed Deal Receive Rate	Expiration Date	Implied Credit Spread at January 31, 2016 (Y)	Notional Amount (W)		Fair Value (X)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Petrobras International Finance Co. SA, 8.38%, 12/10/2018	GSC	1.00	12/20/2019	11.00	USD	2,200,000	$ (650,639)	$ (177,757)	$ (472,882)
Tesco PLC, 6.00%, 12/14/2029	CITI	1.00	12/20/2020	2.92	EUR	1,200,000	(116,655)	(108,631)	(8,024)
Volkswagen International Finance NV, 5.38%, 05/22/2018	CITI	1.00	03/20/2017	1.54	EUR	800,000	(3,584)	6,124	(9,708)
Volkswagen International Finance NV, 5.38%, 05/22/2018	BNP	1.00	12/20/2017	1.64	EUR	1,500,000	(16,618)	(25,178)	8,560

Total							$ (1,310,420)	$ (568,050)	$ (742,370)

Credit Default Swap Agreements on Credit Indices – Sell Protection (V)

Reference Obligation	Counterparty	Fixed Deal Pay Rate	Expiration Date	Notional Amount (W)		Fair Value (X)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American CMBS Basket Index - Series AAA8	DUB	0.50%	10/17/2057	USD	3,000,000	$(178,563)	$(206,275)	$27,712

FUTURES CONTRACTS: (Z)

Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
3-Month EURIBOR	Long	90	06/13/2016	$34,027	$—
90-Day Eurodollar	Short	(285)	09/19/2016	—	(407,907)
90-Day Eurodollar	Short	(269)	12/19/2016	—	(481,443)
90-Day Eurodollar	Short	(401)	03/13/2017	—	(801,024)
90-Day Eurodollar	Short	(42)	12/18/2017	—	(96,947)
90-Day Eurodollar	Short	(247)	03/19/2018	—	(321,610)
90-Day Eurodollar	Short	(218)	06/18/2018	—	(68,275)
90-Day Sterling	Short	(24)	12/21/2016	—	(13,705)
90-Day Sterling	Short	(36)	06/21/2017	—	(52,676)
90-Day Sterling	Short	(29)	09/20/2017	—	(17,949)
90-Day Sterling	Short	(201)	03/21/2018	—	(46,773)
5-Year U.S. Treasury Note	Long	1,803	03/31/2016	3,544,695	—
10-Year U.S. Treasury Note	Short	(836)	03/21/2016	—	(2,542,043)
Euro-BTP Italian Government Bond	Long	71	03/08/2016	154,574	—
German Euro BOBL	Long	52	03/08/2016	87,887	—
German Euro Bund	Short	(15)	03/08/2016	—	(40,443)
German Euro Schatz	Long	14	03/08/2016	4,916	—
OTC Call Options Exercise Price EUR 163.00 on German Euro Bund Futures	Short	(14)	05/26/2016	—	(8,809)
OTC Put Options Exercise Price EUR 126.25 on German Euro BOBL Futures	Long	44	02/19/2016	—	(40)
U.K. Gilt	Short	(3)	03/29/2016	—	(14,209)
U.S. Treasury Bond	Long	47	03/21/2016	177,395	—

Total				$4,003,494	$(4,913,853)

The notes are an integral part of this report. Transamerica Funds	Page 11	January 31, 2016 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (Q) (R)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	02/11/2016	USD	772,125	CAD	1,102,000	$—	$(14,507)
BCLY	02/16/2016	MYR	3,173,256	USD	747,000	15,831	—
BCLY	02/18/2016	ILS	4,238,497	USD	1,098,000	—	(27,432)
BCLY	02/26/2016	SGD	1,640,817	USD	1,145,000	6,232	—
BCLY	02/26/2016	USD	2,732,000	MYR	11,638,320	—	(63,856)
BCLY	02/26/2016	USD	1,629,842	SGD	2,319,000	8,130	(5,348)
BCLY	02/26/2016	USD	905,000	TWD	29,715,675	13,598	—
BCLY	03/14/2016	MXN	5,235,000	USD	288,246	1,488	(1,991)
BCLY	05/24/2016	MYR	632,448	USD	144,000	7,047	—
BCLY	06/27/2016	USD	4,792,049	EUR	3,485,000	999,743	—
BCLY	07/05/2016	USD	3,091,595	BRL	11,800,000	282,510	—
BNP	02/11/2016	AUD	6,365,000	USD	4,468,427	34,055	—
BNP	02/16/2016	USD	97,000	MYR	428,692	—	(6,055)
BNP	02/18/2016	ILS	4,995,997	USD	1,288,166	—	(26,267)
BNP	03/14/2016	USD	741,000	MXN	12,666,654	44,774	—

The notes are an integral part of this report. Transamerica Funds	Page 12	January 31, 2016 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (Q) (R)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	03/23/2016	RUB	45,929,760	USD	618,000	$—	$(18,224)
BNP	05/24/2016	USD	2,394,851	MYR	10,424,788	—	(94,896)
BNP	09/14/2016	CNY	13,978,726	USD	2,056,649	45,418	—
BNP	09/14/2016	USD	1,447,000	CNH	9,520,537	42,674	—
BNP	10/11/2016	USD	464,910	CNY	3,159,163	—	(9,706)
BNP	12/07/2016	CNY	695,083	USD	101,709	2,518	—
BNP	07/05/2017	USD	3,261,243	BRL	9,500,000	1,228,308	—
BOA	02/11/2016	USD	1,700,194	CAD	2,418,000	—	(25,830)
BOA	02/11/2016	USD	4,484,626	EUR	4,108,000	33,288	—
BOA	02/16/2016	USD	2,104,000	KRW	2,556,570,400	—	(27,501)
BOA	02/18/2016	ILS	2,567,701	USD	664,000	—	(15,444)
BOA	02/26/2016	SGD	2,603,303	USD	1,815,667	10,866	—
BOA	02/26/2016	USD	921,000	MYR	3,951,090	—	(28,164)
BOA	02/26/2016	USD	315,786	SGD	455,000	—	(3,452)
BOA	03/14/2016	MXN	9,751,000	USD	527,872	9,272	(1,177)
BOA	05/24/2016	TWD	18,760,040	USD	559,000	4,445	—
BOA	05/24/2016	USD	365,000	TWD	12,253,050	—	(3,012)
BOA	06/13/2016	EUR	541,000	USD	730,648	—	(142,226)
BOA	06/13/2016	USD	18,687,019	EUR	13,663,000	3,826,385	—
BOA	06/27/2016	USD	4,335,619	EUR	3,149,000	908,941	—
CITI	02/02/2016	BRL	1,367,447	USD	340,474	1,226	—
CITI	02/02/2016	EUR	10,236,000	USD	11,058,419	50,617	(19,847)
CITI	02/02/2016	USD	338,242	BRL	1,367,447	—	(3,458)
CITI	02/02/2016	USD	2,410,433	JPY	285,000,000	56,250	—
CITI	02/11/2016	CAD	11,207,000	USD	7,883,399	116,411	—
CITI	02/12/2016	JPY	376,400,000	USD	3,063,287	46,410	—
CITI	02/18/2016	ILS	6,918,586	USD	1,787,000	—	(39,489)
CITI	02/26/2016	SGD	1,202,000	USD	840,075	3,274	—
CITI	02/26/2016	TWD	47,377,008	USD	1,411,000	10,201	—
CITI	03/14/2016	MXN	65,457,000	USD	3,595,771	55,427	(53,336)
CITI	03/14/2016	USD	1,913,090	MXN	33,485,000	72,577	—
CITI	04/01/2016	USD	453,762	BRL	1,509,575	83,478	—
CITI	04/04/2016	USD	10,124,725	BRL	34,500,000	1,669,740	—
CITI	05/24/2016	INR	13,418,255	USD	196,864	—	(3,035)
CITI	05/24/2016	KRW	507,936,500	USD	421,000	1,615	—
CITI	05/24/2016	MYR	4,805,175	USD	1,127,000	22,726	(2,108)
CITI	05/24/2016	TWD	26,673,010	USD	793,000	8,106	—
CITI	05/24/2016	USD	1,238,697	MYR	5,463,891	—	(66,242)
DUB	02/01/2016	USD	5,450,085	EUR	4,050,000	1,062,614	—
DUB	02/02/2016	BRL	13,127,242	USD	3,300,506	12,675	(32,917)
DUB	02/02/2016	USD	3,246,750	BRL	13,127,242	—	(33,514)
DUB	02/16/2016	USD	318,000	MYR	1,404,606	—	(19,659)
DUB	02/18/2016	USD	12,227,450	ILS	47,426,306	248,414	—
DUB	03/23/2016	RUB	296,787,760	USD	4,334,575	39,590	(498,551)
DUB	06/13/2016	EUR	1,978,000	USD	2,673,465	—	(522,083)
DUB	06/13/2016	USD	6,741,941	EUR	4,924,000	1,386,326	—
DUB	09/26/2016	CNY	5,271,550	USD	775,000	17,384	—
DUB	12/05/2016	CNY	2,217,857	USD	325,710	6,880	—
DUB	01/04/2017	USD	7,857,930	BRL	34,200,000	142,339	—
GSC	02/02/2016	BRL	3,832,290	USD	947,930	9,692	—
GSC	02/02/2016	JPY	258,000,000	USD	2,193,575	—	(62,419)
GSC	02/02/2016	USD	474,000	BRL	1,916,145	—	(4,811)
GSC	02/11/2016	AUD	3,767,000	USD	2,600,609	64,096	—
GSC	02/11/2016	CAD	1,637,000	USD	1,128,654	39,873	—
GSC	02/11/2016	USD	888,593	AUD	1,257,000	—	(586)
GSC	02/11/2016	USD	5,540,572	CAD	8,055,000	—	(209,269)
GSC	02/18/2016	ILS	2,117,497	USD	546,000	—	(11,158)
GSC	02/26/2016	SGD	407,174	USD	285,000	682	—
GSC	02/26/2016	USD	806,000	SGD	1,132,752	11,237	—
GSC	02/26/2016	USD	670,000	TWD	21,939,150	11,876	—
GSC	03/14/2016	MXN	16,202,288	USD	893,000	12,961	(15,398)
GSC	03/14/2016	USD	3,053,238	MXN	52,355,696	175,492	—
GSC	03/23/2016	RUB	54,861,170	USD	668,000	48,407	—
GSC	05/24/2016	USD	847,702	TWD	28,499,725	—	(8,269)
GSC	09/26/2016	CNY	8,418,718	USD	1,241,150	24,295	—
GSC	10/11/2016	CNY	17,180,259	USD	2,512,468	68,602	—
GSC	10/11/2016	USD	1,239,323	CNY	8,418,718	—	(25,461)

The notes are an integral part of this report. Transamerica Funds	Page 13	January 31, 2016 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (Q) (R)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
GSC	12/07/2016	CNY	10,328,143	USD	1,519,962	$28,739	$—
HSBC	02/11/2016	USD	161,358	MYR	712,152	—	(9,898)
HSBC	02/12/2016	USD	1,045,000	MYR	4,590,398	—	(58,808)
HSBC	02/16/2016	KRW	1,742,545,200	USD	1,452,000	820	—
HSBC	02/16/2016	USD	97,000	TWD	3,250,955	—	(518)
HSBC	02/26/2016	SGD	2,164,000	USD	1,516,394	1,915	—
HSBC	05/24/2016	KRW	54,000,000	USD	45,000	—	(71)
HSBC	05/24/2016	MYR	2,707,498	USD	628,575	18,056	—
HSBC	05/24/2016	USD	187,565	MYR	816,096	—	(7,343)
HSBC	05/24/2016	USD	1,472,600	TWD	49,332,090	—	(9,057)
HSBC	10/11/2016	USD	2,621,000	CNH	17,180,259	92,161	—
HSBC	12/07/2016	USD	1,659,000	CNH	11,023,226	46,641	—
JPM	02/02/2016	BRL	11,857,643	USD	2,933,027	29,987	—
JPM	02/02/2016	EUR	3,097,000	USD	3,375,972	—	(20,832)
JPM	02/02/2016	JPY	1,640,600,000	USD	13,921,827	—	(369,992)
JPM	02/02/2016	USD	2,842,196	BRL	11,857,643	—	(120,818)
JPM	02/02/2016	USD	9,423,534	EUR	8,698,000	3,028	(2,488)
JPM	02/02/2016	USD	12,275,242	JPY	1,443,900,000	348,205	—
JPM	02/11/2016	AUD	1,975,000	USD	1,377,482	19,597	—
JPM	02/11/2016	CHF	1,772,000	USD	1,738,368	—	(7,793)
JPM	02/11/2016	EUR	7,959,000	USD	8,654,990	—	(30,794)
JPM	02/11/2016	USD	1,790,374	CHF	1,788,000	44,173	—
JPM	02/11/2016	USD	1,888,984	EUR	1,729,000	15,478	—
JPM	02/11/2016	USD	3,516,953	GBP	2,337,000	186,924	—
JPM	02/12/2016	USD	2,717,651	JPY	334,600,000	—	(46,708)
JPM	02/16/2016	TWD	24,112,800	USD	720,000	3,307	—
JPM	02/17/2016	USD	677,000	BRL	2,752,005	—	(7,743)
JPM	02/18/2016	ILS	23,414,164	USD	6,021,077	—	(107,079)
JPM	02/26/2016	TWD	22,255,870	USD	661,000	6,625	—
JPM	02/26/2016	USD	761,571	SGD	1,086,000	—	(390)
JPM	02/26/2016	USD	421,000	TWD	14,095,080	—	(1,820)
JPM	03/02/2016	BRL	11,857,643	USD	2,819,221	117,812	—
JPM	03/02/2016	USD	8,803,843	JPY	1,042,900,000	184,363	—
JPM	03/14/2016	MXN	12,799,000	USD	743,393	—	(39,892)
JPM	03/23/2016	RUB	74,152,514	USD	968,000	27,845	(27,521)
JPM	05/24/2016	KRW	286,561,000	USD	239,000	—	(575)
JPM	05/24/2016	MYR	1,567,824	USD	367,000	7,443	—
JPM	05/24/2016	TWD	16,084,800	USD	480,000	3,096	—
JPM	05/24/2016	USD	211,000	TWD	7,087,490	—	(1,868)
JPM	09/26/2016	CNY	10,222,578	USD	1,503,431	33,158	—
JPM	10/04/2016	USD	4,327,351	BRL	17,000,000	384,467	—
JPM	12/05/2016	CNY	11,028,266	USD	1,604,695	49,103	—
MSC	02/02/2016	USD	23,322,953	JPY	2,822,310,533	9,842	—
MSC	12/05/2016	USD	1,991,000	CNY	13,246,123	4,613	—
NGFP	05/24/2016	MYR	1,867,096	USD	433,000	12,918	—
NGFP	05/24/2016	TWD	17,047,140	USD	506,000	5,999	—
RBS	03/14/2016	MXN	9,975,960	USD	540,000	8,332	—
RBS	05/24/2016	MYR	2,368,710	USD	566,000	—	(282)
SCB	02/02/2016	JPY	2,652,610,533	USD	22,405,698	—	(494,358)
SCB	02/16/2016	USD	150,000	MYR	661,125	—	(8,930)
SCB	02/16/2016	USD	979,000	TWD	32,896,645	—	(7,794)
SCB	02/18/2016	ILS	3,215,000	USD	819,301	—	(7,250)
SCB	02/26/2016	USD	2,092,813	SGD	3,000,715	4,544	(17,097)
SCB	03/02/2016	USD	22,416,869	JPY	2,652,610,533	493,268	—
SCB	05/24/2016	MYR	13,565,340	USD	3,123,181	117,447	(823)
SCB	09/14/2016	USD	678,000	CNH	4,458,189	20,395	—
SCB	09/26/2016	USD	4,454,000	CNY	29,414,216	32,654	—
UBS	02/02/2016	EUR	2,387,000	USD	2,592,430	—	(6,469)
UBS	02/02/2016	USD	7,675,538	EUR	7,022,000	68,241	—
UBS	02/11/2016	MYR	712,152	USD	162,000	9,256	—
UBS	02/12/2016	JPY	820,300,000	USD	6,706,548	70,511	—
UBS	02/16/2016	TWD	1,073,280	USD	32,000	195	—
UBS	02/16/2016	USD	519,000	MYR	2,303,582	—	(34,767)
UBS	03/14/2016	MXN	16,373,709	USD	947,000	—	(47,014)
UBS	03/14/2016	USD	406,000	MXN	6,927,172	25,246	—
UBS	05/24/2016	MYR	5,803,007	USD	1,356,000	29,929	—

The notes are an integral part of this report. Transamerica Funds	Page 14	January 31, 2016 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (Q) (R)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
UBS	05/24/2016	USD	533,000	MYR	2,359,858	$—	$(30,604)
UBS	09/26/2016	CNY	5,501,370	USD	805,000	21,929	—

Total						$15,695,278	$(3,674,094)

SECURITY VALUATION:

Valuation Inputs (AA)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at January 31, 2016
ASSETS
Investments
Asset-Backed Securities	$—	$57,038,609	$—	$57,038,609
Corporate Debt Securities	—	196,648,849	—	196,648,849
Foreign Government Obligations	—	26,830,773	—	26,830,773
Loan Assignments	—	6,314,071	—	6,314,071
Mortgage-Backed Securities	—	44,263,449	—	44,263,449
Municipal Government Obligations	—	18,829,139	—	18,829,139
U.S. Government Agency Obligations	—	206,309,604	—	206,309,604
U.S. Government Obligations	—	233,508,849	—	233,508,849
Convertible Preferred Stock	586,000	—	—	586,000
Short-Term U.S. Government Agency Obligation	—	199,964	—	199,964
Exchange-Traded Options Purchased	12,118	—	—	12,118
Over-the-Counter Interest Rate Swaptions Purchased	—	751,966	—	751,966
Securities Lending Collateral	5,049,192	—	—	5,049,192
Repurchase Agreement	—	1,865,802	—	1,865,802

Total Investments	$5,647,310	$792,561,075	$—	$798,208,385

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$102,341	$—	$102,341
Centrally Cleared Interest Rate Swap Agreements	—	999,576	—	999,576
Over-the-Counter Credit Default Swap Agreements	—	41,532	—	41,532
Futures Contracts (AB)	4,003,494	—	—	4,003,494
Forward Foreign Currency Contracts (AB)	—	15,695,278	—	15,695,278

Total Other Financial Instruments	$4,003,494	$16,838,727	$—	$20,842,221

LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(12,585,625)	$—	$(12,585,625)
Over-the-Counter Foreign Exchange Options Written	—	(572,368)	—	(572,368)
Over-the-Counter Credit Default Swaptions Written	—	(150,112)	—	(150,112)
Over-the-Counter Interest Rate Swaptions Written	—	(382,450)	—	(382,450)
Centrally Cleared Interest Rate Swap Agreements	—	(10,296,772)	—	(10,296,772)
Over-the-Counter Credit Default Swap Agreements	—	(1,530,515)	—	(1,530,515)
Futures Contracts (AB)	(4,913,853)	—	—	(4,913,853)
Forward Foreign Currency Contracts (AB)	—	(3,674,094)	—	(3,674,094)

Total Other Financial Instruments	$(4,913,853)	$(29,191,936)	$—	$(34,105,789)

The notes are an integral part of this report. Transamerica Funds	Page 15	January 31, 2016 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate security. The rate disclosed is as of January 31, 2016.
(B)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the total aggregate value of 144A securities is $73,668,475, representing 12.2% of the Fund’s net assets.
(C)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2016, the total aggregate value of Regulation S securities is $22,480,832, representing 3.7% of the Fund’s net assets.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	All or a portion of the security is on loan. The total value of all securities on loan is $4,946,538. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after January 31, 2016.
(H)	Illiquid security and/or derivative. Total aggregate value of illiquid securities is $1,831,992, representing 0.3% of the Fund’s net assets, and total aggregate value of illiquid derivatives is $214,734, representing less than 0.1% of the Fund’s net assets.
(I)	Security in default.
(J)	Restricted securities held by the Fund as of January 31, 2016 are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Loan Assignments	Hellenic Republic, Schuldschein Loan, 3.93%, 03/30/2016	11/04/2015	$1,038,903	$1,056,218	0.2%

(K)	Cash in the amount of $2,971,000 has been segregated by the broker as collateral for open TBA commitment transactions.
(L)	Security is subject to sale-buyback transactions.
(M)	All or a portion of the security has been segregated as collateral for open options, swap, swaptions and/or forward foreign currency contracts. The total value of all securities segregated for open options, swap, swaptions and/or forward foreign currency contracts is $1,130,524.
(N)	All or a portion of the security has been segregated as collateral to cover margin requirements for open futures contracts. The total value of all securities segregated as collateral to cover margin requirements for open futures contracts is $540,645.
(O)	All or a portion of the security has been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of all securities segregated as collateral to cover centrally cleared swap agreements is $6,006,559.
(P)	Rate disclosed reflects the yield at January 31, 2016.
(Q)	Cash in the amount of $10,820,000 has been segregated by the broker as collateral for open options, swap, swaptions and/or forward foreign currency contracts.
(R)	Securities with an aggregate market value of $158,006 have been segregated by the broker as collateral for open options, swap, swaptions and/or forward foreign currency contracts.
(S)	Aggregate cost for federal income tax purposes is $797,978,058. Aggregate gross unrealized appreciation and depreciation for all securities is $14,970,730 and $14,740,403, respectively. Net unrealized appreciation for tax purposes is $230,327.
(T)	Open maturity repurchase agreement. Both the Fund and counterparty have the right to terminate the repurchase agreement at any time.
(U)	Cash in the amount of $2,724,000 has been segregated by the custodian as collateral for centrally cleared swap agreements.
(V)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(W)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(X)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(Y)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(Z)	Cash in the amount of $3,206,000 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(AA)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(AB)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Funds	Page 16	January 31, 2016 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
RUB	Russian Ruble
SGD	Singapore Dollar
TWD	Taiwan New Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
CITI	Citigroup, Inc.
DUB	Deutsche Bank AG
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank
MSC	Morgan Stanley
NGFP	Nomura Global Financial Products, Inc.
RBS	Royal Bank of Scotland Group PLC
SCB	Standard Chartered Bank
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

BOBL	Bundesobligationen (German Federal Government Securities)
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
Banxico	Banco de México
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OIS	Overnight Indexed Swap
OTC	Over-the-Counter
STRIPS	Separate Trading of Registered Interest and Principal of Securities
Schatz	Bundesschatzanweisungen (German Federal Government 2-Year Securities)
TBA	To Be Announced
TIIE	Tasa de Interés Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate)

The notes are an integral part of this report. Transamerica Funds	Page 17	January 31, 2016 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 12.3%
Ally Auto Receivables Trust
Series 2015-2, Class A3
1.49%, 11/15/2019	$ 2,000,000	$ 2,005,314
American Express Credit Account Master Trust
Series 2014-3, Class A
1.49%, 04/15/2020	825,000	829,884
AmeriCredit Automobile Receivables Trust
Series 2013-1, Class C
1.57%, 01/08/2019	1,000,000	1,000,114
Series 2013-3, Class D
3.00%, 07/08/2019	2,000,000	2,033,011
Atrium XII
Series 12A, Class F
7.50%, 10/22/2026 (A) (B) (C)	2,000,000	1,406,570
Avery Point VII CLO, Ltd.
Series 2015-7A, Class F
8.59%, 01/15/2028 (A) (B) (C)	1,700,000	1,116,104
BA Credit Card Trust
Series 2015-A2, Class A
1.36%, 09/15/2020	362,000	362,754
CarMax Auto Owner Trust
Series 2014-2, Class C
2.08%, 01/15/2020	206,000	206,916
Chase Issuance Trust
Series 2014-A5, Class A5
0.80%, 04/15/2021 (B)	225,000	224,348
DB Master Finance LLC
Series 2015-1A, Class A2II
3.98%, 02/20/2045 (A)	175,673	175,181
Dell Equipment Finance Trust
Series 2015-1, Class A3
1.30%, 03/23/2020 (A)	278,000	276,820
Discover Card Execution Note Trust
Series 2013-A6, Class A6
0.88%, 04/15/2021 (B)	2,000,000	2,000,000
Ford Credit Auto Owner Trust
Series 2015-2, Class A
2.44%, 01/15/2027 (A)	400,000	405,956
Hyundai Auto Lease Securitization Trust
Series 2015-B, Class A3
1.40%, 11/15/2018 (A)	708,000	708,547
Hyundai Auto Receivables Trust
Series 2015-B, Class C
2.30%, 07/15/2022	1,000,000	998,901
Series 2015-C, Class C
2.55%, 11/15/2021	1,000,000	1,011,433
Nissan Auto Lease Trust
Series 2014-A, Class A4
1.04%, 10/15/2019	61,000	61,000
OHA Credit Partners XI, Ltd.
Series 2015-11A, Class F
8.42%, 10/20/2028 (A) (B) (C)	2,000,000	1,553,722
Santander Drive Auto Receivables Trust
Series 2014-5, Class C
2.46%, 06/15/2020	1,000,000	1,007,539
Sierra Timeshare Receivables Funding LLC
Series 2015-2A, Class A
2.43%, 06/20/2032 (A)	610,457	607,592
Synchrony Credit Card Master Note Trust
Series 2014-1, Class A
1.61%, 11/15/2020	129,000	129,436
Wendys Funding LLC
Series 2015-1A, Class A23
4.50%, 06/15/2045 (A)	256,358	257,332

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Wendys Funding LLC (continued)
Series 2015-1A, Class A2I
3.37%, 06/15/2045 (A)	$ 1,125,180	$ 1,111,115

Total Asset-Backed Securities (Cost $20,420,855)		19,489,589

CORPORATE DEBT SECURITIES - 52.2%
Aerospace & Defense - 1.1%
BAE Systems Holdings, Inc.
3.80%, 10/07/2024 (A)	598,000	604,679
Lockheed Martin Corp.
1.85%, 11/23/2018	600,000	604,778
Moog, Inc.
5.25%, 12/01/2022 (A)	215,000	217,150
Orbital ATK, Inc.
5.50%, 10/01/2023 (A)	251,000	254,765

		1,681,372

Airlines - 0.5%
Allegiant Travel Co.
5.50%, 07/15/2019	315,000	313,425
United Airlines Pass-Through Trust
5.38%, 02/15/2023	504,849	512,422

		825,847

Automobiles - 0.2%
Hyundai Capital America
2.40%, 10/30/2018 (A) (D)	239,000	239,388

Banks - 13.4%
Bank of America Corp.
1.70%, 08/25/2017, MTN	726,000	725,664
6.11%, 01/29/2037	207,000	232,959
Barclays PLC
6.63%, 09/15/2019 (B) (D) (E)	900,000	875,567
8.25%, 12/15/2018 (B) (E)	1,000,000	1,047,401
BNP Paribas SA
7.38%, 08/19/2025 (A) (B) (D) (E)	1,775,000	1,741,719
Citigroup, Inc.
4.40%, 06/10/2025	248,000	247,672
Credit Agricole SA
4.38%, 03/17/2025 (A)	271,000	261,949
8.13%, 12/23/2025 (A) (B) (D) (E)	2,253,000	2,251,648
Fifth Third Bancorp
2.88%, 07/27/2020	298,000	301,404
First Horizon National Corp.
3.50%, 12/15/2020	232,000	231,622
HSBC Holdings PLC
5.63%, 01/17/2020 (B) (D) (E)	1,900,000	1,851,430
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (A)	467,000	447,902
7.70%, 09/17/2025 (A) (B) (E)	626,000	604,090
JPMorgan Chase & Co.
2.55%, 10/29/2020 (D)	299,000	298,087
Lloyds Banking Group PLC
7.50%, 06/27/2024 (B) (E)	1,900,000	1,966,500
National Bank of Canada
2.10%, 12/14/2018	310,000	311,365
Nordea Bank AB
5.50%, 09/23/2019 (A) (B) (D) (E)	1,500,000	1,440,000
Regions Financial Corp.
7.38%, 12/10/2037 (D)	309,000	399,748
Royal Bank of Canada
4.65%, 01/27/2026	200,000	200,323

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2016 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Royal Bank of Scotland Group PLC
8.00%, 08/10/2025 (B) (E)	$ 1,210,000	$ 1,241,762
Royal Bank of Scotland NV
4.65%, 06/04/2018	483,000	498,204
Societe Generale SA
7.88%, 12/18/2023 (A) (B) (D) (E)	1,500,000	1,445,625
8.00%, 09/29/2025 (A) (B) (D) (E)	506,000	499,675
Standard Chartered PLC
6.50%, 04/02/2020 (A) (B) (D) (E)	2,000,000	1,886,740
US Bank NA
1.45%, 01/29/2018, MTN	250,000	250,360

		21,259,416

Beverages - 0.7%
Anheuser-Busch InBev Finance, Inc.
1.90%, 02/01/2019	400,000	400,737
Coca-Cola Co.
0.88%, 10/27/2017	299,000	298,569
Pernod Ricard SA
2.95%, 01/15/2017 (A)	354,000	357,596

		1,056,902

Biotechnology - 0.8%
AbbVie, Inc.
2.50%, 05/14/2020	671,000	666,009
Biogen, Inc.
2.90%, 09/15/2020	331,000	333,336
Celgene Corp.
2.13%, 08/15/2018	331,000	331,828

		1,331,173

Building Products - 0.2%
Building Materials Corp. of America
6.00%, 10/15/2025 (A)	171,000	174,420
GCP Applied Technologies, Inc.
9.50%, 02/01/2023 (A) (D)	102,000	107,865

		282,285

Capital Markets - 3.1%
Deutsche Bank AG
7.50%, 04/30/2025 (B) (D) (E)	2,000,000	1,815,500
Goldman Sachs Group, Inc.
5.25%, 07/27/2021	267,000	296,180
Morgan Stanley
5.00%, 11/24/2025	289,000	304,753
UBS AG
1.80%, 03/26/2018, MTN	735,000	736,213
7.63%, 08/17/2022	1,300,000	1,471,652
UBS Group Funding Jersey, Ltd.
2.95%, 09/24/2020 (A)	299,000	297,574

		4,921,872

Chemicals - 1.2%
Airgas, Inc.
3.05%, 08/01/2020	106,000	107,078
Consolidated Energy Finance SA
6.75%, 10/15/2019 (A) (D)	200,000	176,000
Ecolab, Inc.
1.45%, 12/08/2017	719,000	715,106
NOVA Chemicals Corp.
5.00%, 05/01/2025 (A)	215,000	201,563
Praxair, Inc.
2.25%, 09/24/2020	299,000	300,711

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
RPM International, Inc.
5.25%, 06/01/2045	$ 315,000	$ 303,507
Tronox Finance LLC
7.50%, 03/15/2022 (A) (D)	260,000	156,650

		1,960,615

Communications Equipment - 0.3%
Harris Corp.
2.70%, 04/27/2020	383,000	380,421
4.85%, 04/27/2035	140,000	140,243

		520,664

Construction & Engineering - 0.4%
Great Lakes Dredge & Dock Corp.
7.38%, 02/01/2019	319,000	295,075
Weekley Homes LLC / Weekley Finance Corp.
6.00%, 02/01/2023	330,000	308,550

		603,625

Consumer Finance - 1.4%
Ally Financial, Inc.
5.13%, 09/30/2024 (D)	505,000	511,944
5.75%, 11/20/2025	197,000	196,507
Altice Financing SA
6.50%, 01/15/2022 (A)	330,000	328,350
Enova International, Inc.
9.75%, 06/01/2021	360,000	259,200
Navient Corp.
5.88%, 10/25/2024	125,000	99,063
Synchrony Financial
2.60%, 01/15/2019	500,000	499,248
Visa, Inc.
1.20%, 12/14/2017	275,000	275,568

		2,169,880

Containers & Packaging - 0.6%
Ball Corp.
4.38%, 12/15/2020 (D)	144,000	149,175
Berry Plastics Corp.
5.13%, 07/15/2023 (D)	300,000	292,500
Crown Cork & Seal Co., Inc.
7.38%, 12/15/2026	160,000	171,200
Owens-Brockway Glass Container, Inc.
5.38%, 01/15/2025 (A) (D)	299,000	278,818

		891,693

Distributors - 0.2%
American Builders & Contractors Supply Co., Inc.
5.75%, 12/15/2023 (A)	210,000	214,200
H&E Equipment Services, Inc.
7.00%, 09/01/2022 (D)	193,000	176,595

		390,795

Diversified Financial Services - 1.9%
Credit Acceptance Corp.
7.38%, 03/15/2023 (A) (D)	310,000	299,925
Credit Suisse Group AG
7.50%, 12/11/2023 (A) (B) (E)	1,400,000	1,437,212
Drawbridge Special Opportunities Fund, LP / Drawbridge Special Opportunities Finance
5.00%, 08/01/2021 (A)	300,000	288,000

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2016 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Fly Leasing, Ltd.
6.38%, 10/15/2021	$ 299,000	$ 289,283
National Rural Utilities Cooperative Finance Corp.
1.10%, 01/27/2017	239,000	239,363
2.30%, 11/01/2020	77,000	77,222
Quicken Loans, Inc.
5.75%, 05/01/2025 (A)	430,000	403,662

		3,034,667

Diversified Telecommunication Services - 2.0%
AT&T, Inc.
5.80%, 02/15/2019	662,000	730,991
CenturyLink, Inc.
5.63%, 04/01/2025	425,000	361,250
Cogent Communications Group, Inc.
5.38%, 03/01/2022 (A)	370,000	358,900
Frontier Communications Corp.
11.00%, 09/15/2025 (A)	560,000	539,700
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	400,000	431,000
Intelsat Jackson Holdings SA
7.50%, 04/01/2021 (D)	425,000	363,375
Verizon Communications, Inc.
4.86%, 08/21/2046	463,000	429,372

		3,214,588

Electric Utilities - 0.5%
Exelon Corp.
2.85%, 06/15/2020	594,000	594,648
Southern Power Co.
1.85%, 12/01/2017	239,000	239,467

		834,115

Electrical Equipment - 0.6%
EnerSys
5.00%, 04/30/2023 (A)	525,000	517,125
General Cable Corp.
5.75%, 10/01/2022	615,000	465,094

		982,219

Energy Equipment & Services - 1.1%
Bristow Group, Inc.
6.25%, 10/15/2022	300,000	206,250
Genesis Energy, LP / Genesis Energy Finance Corp.
5.63%, 06/15/2024	365,000	266,450
Regency Energy Partners, LP / Regency Energy Finance Corp.
5.00%, 10/01/2022	810,000	680,641
Sabine Pass Liquefaction LLC
6.25%, 03/15/2022	300,000	276,375
TerraForm Power Operating LLC
5.88%, 02/01/2023 (A)	450,000	358,875

		1,788,591

Food & Staples Retailing - 0.2%
SUPERVALU, Inc.
7.75%, 11/15/2022 (D)	300,000	255,000

Food Products - 0.9%
Dean Foods Co.
6.50%, 03/15/2023 (A)	310,000	319,300
JBS USA LLC / JBS USA Finance, Inc.
5.88%, 07/15/2024 (A) (D)	325,000	260,000

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Kraft Heinz Foods Co.
5.20%, 07/15/2045 (A) (D)	$ 195,000	$ 205,080
Tyson Foods, Inc.
2.65%, 08/15/2019 (D)	668,000	673,106

		1,457,486

Health Care Equipment & Supplies - 0.3%
ConvaTec Finance International SA
8.25%, 01/15/2019
Cash Rate 8.25% (A) (F)	300,000	267,000
Greatbatch, Ltd.
9.13%, 11/01/2023 (A)	165,000	162,112

		429,112

Health Care Providers & Services - 1.8%
Anthem, Inc.
2.25%, 08/15/2019 (D)	495,000	488,386
Cardinal Health, Inc.
2.40%, 11/15/2019	248,000	251,676
Centene Escrow Corp.
5.63%, 02/15/2021 (A) (G)	37,000	37,648
6.13%, 02/15/2024 (A) (G)	148,000	152,070
DaVita HealthCare Partners, Inc.
5.13%, 07/15/2024	685,000	688,853
HCA, Inc.
5.38%, 02/01/2025 (D)	670,000	677,538
IASIS Healthcare LLC / IASIS Capital Corp.
8.38%, 05/15/2019 (D)	556,000	521,250

		2,817,421

Hotels, Restaurants & Leisure - 2.4%
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope
8.00%, 10/01/2020	385,000	358,050
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.50%, 07/01/2019 (A)	330,000	317,625
Golden Nugget Escrow, Inc.
8.50%, 12/01/2021 (A)	330,000	320,100
International Game Technology PLC
6.25%, 02/15/2022 (A) (D)	350,000	336,875
Interval Acquisition Corp.
5.63%, 04/15/2023 (A) (D)	365,000	363,175
NCL Corp., Ltd.
4.63%, 11/15/2020 (A)	375,000	364,687
PF Chang’s China Bistro, Inc.
10.25%, 06/30/2020 (A)	318,000	248,040
Sabre GLBL, Inc.
5.38%, 04/15/2023 (A)	340,000	341,700
Scientific Games International, Inc.
7.00%, 01/01/2022 (A) (D)	430,000	404,200
Viking Cruises, Ltd.
6.25%, 05/15/2025 (A)	435,000	363,225
WMG Acquisition Corp.
6.00%, 01/15/2021 (A)	360,000	366,300

		3,783,977

Independent Power and Renewable Electricity Producers - 0.8%
AES Corp.
5.50%, 03/15/2024	550,000	494,312
Dynegy, Inc.
7.38%, 11/01/2022	170,000	150,450

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2016 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Independent Power and Renewable Electricity Producers (continued)
NRG Energy, Inc.
6.25%, 07/15/2022 (D)	$ 530,000	$ 437,250
Talen Energy Supply LLC
6.50%, 06/01/2025	335,000	227,800

		1,309,812

Industrial Conglomerates - 0.3%
Danaher Corp.
1.65%, 09/15/2018	137,000	138,137
3.35%, 09/15/2025	149,000	155,275
Opal Acquisition, Inc.
8.88%, 12/15/2021 (A)	325,000	258,375

		551,787

Insurance - 0.3%
Pricoa Global Funding I
1.35%, 08/18/2017 (A) (D)	175,000	174,138
XLIT, Ltd.
4.45%, 03/31/2025	238,000	234,978

		409,116

Internet & Catalog Retail - 0.2%
NetFlix, Inc.
5.88%, 02/15/2025 (A)	365,000	376,406

Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.
2.40%, 02/01/2019	668,000	672,093

Machinery - 0.1%
ATS Automation Tooling Systems, Inc.
6.50%, 06/15/2023 (A)	200,000	203,500

Media - 2.3%
Altice Luxembourg SA
7.75%, 05/15/2022 (A) (D)	330,000	307,725
Cable One, Inc.
5.75%, 06/15/2022 (A)	365,000	368,650
CCO Safari II LLC
3.58%, 07/23/2020 (A)	178,000	179,004
CCOH Safari LLC
5.75%, 02/15/2026 (A)	375,000	372,889
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	405,000	360,450
Expo Event Transco, Inc.
9.00%, 06/15/2021 (A)	330,000	320,100
Lee Enterprises, Inc.
9.50%, 03/15/2022 (A) (D)	405,000	371,587
McClatchy Co.
9.00%, 12/15/2022	430,000	378,937
Numericable-SFR SAS
6.00%, 05/15/2022 (A)	330,000	325,050
Regal Entertainment Group
5.75%, 03/15/2022	59,000	59,369
Sirius XM Radio, Inc.
5.38%, 04/15/2025 (A) (D)	330,000	331,650
Time, Inc.
5.75%, 04/15/2022 (A)	312,000	273,780

		3,649,191

Metals & Mining - 1.1%
AK Steel Corp.
8.75%, 12/01/2018 (D)	300,000	255,750
Allegheny Technologies, Inc.
5.95%, 01/15/2021	375,000	236,250

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
ArcelorMittal
7.25%, 02/25/2022 (D)	$ 325,000	$ 264,063
FMG Resources Pty, Ltd.
9.75%, 03/01/2022 (A) (D)	300,000	260,250
Goldcorp, Inc.
3.63%, 06/09/2021	177,000	166,079
Steel Dynamics, Inc.
5.13%, 10/01/2021 (D)	425,000	396,312
Teck Resources, Ltd.
2.50%, 02/01/2018 (D)	120,000	98,550

		1,677,254

Multiline Retail - 0.3%
Conn’s, Inc.
7.25%, 07/15/2022	255,000	204,638
Target Corp.
2.30%, 06/26/2019 (D)	238,000	243,884

		448,522

Oil, Gas & Consumable Fuels - 2.9%
Anadarko Petroleum Corp.
6.45%, 09/15/2036	172,000	137,571
Baytex Energy Corp.
5.63%, 06/01/2024 (A)	185,000	107,300
BP Capital Markets PLC
3.54%, 11/04/2024 (D)	248,000	238,181
Carrizo Oil & Gas, Inc.
6.25%, 04/15/2023	232,000	162,110
Columbia Pipeline Group, Inc.
2.45%, 06/01/2018 (A)	595,000	577,514
Energy Transfer Equity, LP
7.50%, 10/15/2020	295,000	259,600
Enterprise Products Operating LLC
3.20%, 02/01/2016	476,000	476,000
EP Energy LLC / Everest Acquisition Finance, Inc.
6.38%, 06/15/2023	255,000	89,250
7.75%, 09/01/2022	139,000	48,650
Hilcorp Energy I, LP / Hilcorp Finance Co.
5.00%, 12/01/2024 (A)	375,000	289,687
MEG Energy Corp.
6.38%, 01/30/2023 (A)	270,000	138,213
Murphy Oil USA, Inc.
6.00%, 08/15/2023	500,000	521,000
Newfield Exploration Co.
5.38%, 01/01/2026	225,000	181,125
Noble Energy, Inc.
3.90%, 11/15/2024	248,000	208,621
Oasis Petroleum, Inc.
6.88%, 03/15/2022 (D)	340,000	197,200
PBF Holding Co. LLC / PBF Finance Corp.
7.00%, 11/15/2023 (A)	180,000	164,700
Sanchez Energy Corp.
6.13%, 01/15/2023 (D)	250,000	100,000
Shell International Finance BV
1.25%, 11/10/2017 (D)	267,000	266,371
SM Energy Co.
5.63%, 06/01/2025	250,000	133,750
Tesoro Logistics, LP / Tesoro Logistics Finance Corp.
6.13%, 10/15/2021	315,000	285,075

		4,581,918

Paper & Forest Products - 1.0%
Cascades, Inc.
5.75%, 07/15/2023 (A)	450,000	429,750

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2016 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Paper & Forest Products (continued)
Clearwater Paper Corp.
4.50%, 02/01/2023 (D)	$ 370,000	$ 351,500
Georgia-Pacific LLC
3.60%, 03/01/2025 (A)	486,000	482,410
PH Glatfelter Co.
5.38%, 10/15/2020 (D)	330,000	322,592

		1,586,252

Pharmaceuticals - 0.6%
Endo Finance LLC / Endo Finco, Inc.
7.75%, 01/15/2022 (A) (D)	170,000	177,438
Endo, Ltd. / Endo Finance LLC
6.00%, 07/15/2023 (A) (D)	300,000	301,500
Valeant Pharmaceuticals International, Inc.
5.38%, 03/15/2020 (A) (D)	425,000	400,828

		879,766

Professional Services - 0.5%
Everi Payments, Inc.
10.00%, 01/15/2022	330,000	283,800
Harland Clarke Holdings Corp.
6.88%, 03/01/2020 (A)	330,000	274,725
Team Health, Inc.
7.25%, 12/15/2023 (A)	154,000	160,930

		719,455

Real Estate Investment Trusts - 1.3%
Communications Sales & Leasing, Inc. / CSL Capital LLC
6.00%, 04/15/2023 (A)	385,000	367,675
CTR Partnership, LP / CareTrust Capital Corp.
5.88%, 06/01/2021	481,000	478,836
DuPont Fabros Technology, LP
5.63%, 06/15/2023	370,000	371,850
Equinix, Inc.
5.88%, 01/15/2026	360,000	372,600
Omega Healthcare Investors, Inc.
5.25%, 01/15/2026	450,000	467,795

		2,058,756

Real Estate Management & Development - 0.7%
Greystar Real Estate Partners LLC
8.25%, 12/01/2022 (A)	400,000	411,000
Kennedy-Wilson, Inc.
5.88%, 04/01/2024	425,000	405,875
Mattamy Group Corp.
6.50%, 11/15/2020 (A) (D)	320,000	291,200

		1,108,075

Road & Rail - 0.2%
Canadian National Railway Co.
1.45%, 12/15/2016	250,000	250,927

Semiconductors & Semiconductor Equipment - 0.2%
Micron Technology, Inc.
5.63%, 01/15/2026 (A)	330,000	255,750

Software - 1.0%
Blackboard, Inc.
7.75%, 11/15/2019 (A)	225,000	185,625
First Data Corp.
5.38%, 08/15/2023 (A) (D)	320,000	326,400
5.75%, 01/15/2024 (A)	266,000	264,005

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Infor US, Inc.
5.75%, 08/15/2020 (A)	$ 330,000	$ 332,475
Microsoft Corp.
1.30%, 11/03/2018	137,000	137,471
Rackspace Hosting, Inc.
6.50%, 01/15/2024 (A)	395,000	360,437

		1,606,413

Specialty Retail - 0.3%
Advance Auto Parts, Inc.
5.75%, 05/01/2020 (D)	137,000	150,418
GameStop Corp.
5.50%, 10/01/2019 (A)	400,000	391,500

		541,918

Technology Hardware, Storage & Peripherals - 0.4%
Hewlett Packard Enterprise Co.
4.90%, 10/15/2025 (A)	500,000	475,905
HP, Inc.
6.00%, 09/15/2041	229,000	185,595

		661,500

Trading Companies & Distributors - 0.3%
United Rentals North America, Inc.
5.50%, 07/15/2025 (D)	530,000	473,025

Transportation Infrastructure - 0.4%
Penske Truck Leasing Co., LP / PTL Finance Corp.
2.88%, 07/17/2018 (A)	596,000	603,994

Wireless Telecommunication Services - 0.8%
Sprint Communications, Inc.
7.00%, 03/01/2020 (A) (D)	190,000	182,400
Sprint Corp.
7.25%, 09/15/2021	942,000	678,240
T-Mobile USA, Inc.
6.50%, 01/15/2026 (D)	355,000	355,000

		1,215,640

Total Corporate Debt Securities (Cost $86,312,525)		82,573,773

LOAN ASSIGNMENTS - 29.8%
Aerospace & Defense - 0.7%
Alion Science and Technology Corp.
Term Loan B
5.50%, 08/19/2021 (B)	197,813	194,846
Silver II US Holdings LLC
Term Loan
4.00%, 12/13/2019 (B)	962,998	792,065
Vencore, Inc.
2nd Lien Term Loan
9.00%, 05/23/2020 (B)	151,500	145,819

		1,132,730

Airlines - 0.2%
US Airways Group, Inc.
Term Loan B1
3.50%, 05/23/2019 (B)	247,475	244,923

Auto Components - 0.4%
Federal-Mogul Holdings Corp.
Term Loan C
4.75%, 04/15/2021 (B)	744,332	590,814

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2016 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Building Products - 0.1%
C.H.I. Overhead Doors, Inc.
1st Lien Term Loan
4.75%, 07/29/2022 (B)	$ 112,394	$ 109,585

Capital Markets - 0.1%
LPL Holdings, Inc.
Incremental Term Loan B
4.75%, 11/20/2022 (B)	156,880	156,292

Chemicals - 1.5%
A. Schulman, Inc.
Term Loan B
4.00%, 06/01/2022 (B)	20,629	20,088
Charter NEX US Holdings, Inc.
Term Loan B
5.25%, 02/07/2022 (B)	52,877	52,349
Chemours Co.
Term Loan B
3.75%, 05/12/2022 (B)	431,505	382,241
ECO Services Operations LLC
Term Loan B
4.75%, 12/04/2021 (B)	494,991	484,678
Gruden Acquisition, Inc.
1st Lien Term Loan
5.75%, 08/18/2022 (B)	255,537	238,927
Ineos US Finance LLC
Term Loan
4.25%, 03/31/2022 (B)	348,244	332,465
MacDermid, Inc.
1st Lien Term Loan
5.50%, 06/07/2020 (B)	496,183	460,741
PolyOne Corp.
Term Loan B
3.75%, 11/11/2022 (B)	134,168	134,252
Trinseo Materials Operating SCA
Term Loan B
4.25%, 11/05/2021 (B)	248,127	240,993

		2,346,734

Commercial Services & Supplies - 1.5%
ADS Waste Holdings, Inc.
Term Loan B2
3.75%, 10/09/2019 (B)	468,079	453,744
Allied Security Holdings LLC
1st Lien Term Loan
4.25%, 02/12/2021 (B)	496,397	479,437
2nd Lien Term Loan
8.00%, 08/13/2021 (B)	250,000	232,500
Asurion LLC
Term Loan B1
5.00%, 05/24/2019 (B)	236,866	222,713
Term Loan B4
5.00%, 08/04/2022 (B)	90,951	83,371
Brickman Group, Ltd. LLC
1st Lien Term Loan
4.00%, 12/18/2020 (B)	246,847	238,780
Cast and Crew Payroll LLC
Term Loan B
4.75%, 08/12/2022 (B)	208,174	204,010

	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC
1st Lien Term Loan
5.00%, 07/01/2021 (B)	$ 421,350	$ 413,845
Waste Industries USA, Inc.
Term Loan B
4.25%, 02/27/2020 (B)	37,453	37,242

		2,365,642

Construction & Engineering - 0.6%
STS Operating, Inc.
Term Loan
4.75%, 02/12/2021 (B)	496,212	456,515
USIC Holdings, Inc.
1st Lien Term Loan
4.00%, 07/10/2020 (B)	496,183	465,792

		922,307

Consumer Finance - 0.3%
Altice Financing SA
Term Loan
5.25%, 02/04/2022 (B)	101,186	100,523
FGI Operating Co. LLC
Term Loan
5.50%, 04/19/2019 (B)	496,160	382,043

		482,566

Containers & Packaging - 0.9%
Berlin Packaging LLC
1st Lien Term Loan
4.53%, 10/01/2021 (B)	495,174	487,127
FPC Holdings, Inc.
1st Lien Term Loan
5.25%, 11/19/2019 (B)	494,901	349,524
Prolampac Intermediate, Inc.
1st Lien Term Loan
5.75%, 08/18/2022 (B)	79,573	77,848
Tekni-Plex, Inc.
Term Loan B
4.50%, 06/01/2022 (B)	469,702	459,721

		1,374,220

Diversified Consumer Services - 0.6%
Cengage Learning Acquisitions, Inc.
1st Lien Term Loan
7.00%, 03/31/2020 (B)	497,487	483,651
ServiceMaster Co.
Term Loan B
4.25%, 07/01/2021 (B)	492,497	488,496

		972,147

Diversified Financial Services - 0.1%
AlixPartners LLP
Term Loan B
4.50%, 07/28/2022 (B)	147,124	145,714

Diversified Telecommunication Services - 0.6%
Intelsat Jackson Holdings SA
Term Loan B2
3.75%, 06/30/2019 (B)	500,000	477,812
Neptune Finco Corp.
Term Loan B
5.00%, 10/09/2022 (B)	412,088	410,829

		888,641

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2016 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Electric Utilities - 0.2%
Sandy Creek Energy Associates, LP
Term Loan B
5.00%, 11/08/2020 (B)	$ 477,379	$ 302,340

Electronic Equipment, Instruments & Components - 0.3%
Excelitas Technologies Corp.
1st Lien Term Loan
6.00%, 10/31/2020 (B)	497,455	433,201

Energy Equipment & Services - 0.2%
Rhode Island State Energy Center, LP
Term Loan B
5.75%, 12/17/2022 (B)	278,746	270,383

Food & Staples Retailing - 0.4%
Albertsons LLC
Term Loan B5
5.50%, 12/21/2022 (B)	199,203	194,763
Smart & Final Stores LLC
1st Lien Term Loan
4.00%, 11/15/2019 (B)	500,000	491,666

		686,429

Food Products - 0.1%
Constantia Flexibles Group GmbH
Term Loan B1
4.75%, 04/30/2022 (B)	18,063	17,927
Term Loan B2
4.75%, 04/30/2022 (B)	92,756	92,061

		109,988

Gas Utilities - 0.4%
Empire Generating Co. LLC
Term Loan B
5.25%, 03/12/2021 (B)	931,669	652,168
Term Loan C
5.25%, 03/12/2021 (B)	68,331	47,832

		700,000

Health Care Equipment & Supplies - 0.5%
Creganna-Tactx Medical
1st Lien Term Loan
4.75%, 12/01/2021 (B)	496,241	493,139
DJO Finance LLC
Term Loan
4.25%, 06/08/2020 (B)	44,820	43,251
Greatbatch, Ltd.
Term Loan B
5.25%, 10/27/2022 (B)	262,329	259,542

		795,932

Health Care Providers & Services - 1.8%
Air Medical Group Holdings, Inc.
Term Loan B
4.25%, 04/28/2022 (B)	746,250	707,693
Ardent Legacy Acquisitions, Inc.
Term Loan B
6.50%, 07/21/2021 (B)	271,060	269,027
Envision Healthcare Corp.
Term Loan
4.25%, 05/25/2018 (B)	244,190	243,152
HC Group Holdings III, Inc.
Term Loan B
6.00%, 04/07/2022 (B)	36,859	36,706

	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Providers & Services (continued)
MPH Acquisition Holdings LLC
Term Loan
3.75%, 03/31/2021 (B)	$ 435,526	$ 424,203
Ortho-Clinical Diagnostics, Inc.
Term Loan B
4.75%, 06/30/2021 (B)	992,443	869,008
Sterigenics-Nordion Holdings LLC
Term Loan B
4.25%, 05/15/2022 (B)	98,792	95,581
Team Health, Inc.
Term Loan B
4.50%, 11/23/2022 (B)	252,908	251,486

		2,896,856

Hotels, Restaurants & Leisure - 2.0%
Caesars Entertainment Resort Properties LLC
Term Loan B
7.00%, 10/11/2020 (B)	493,703	429,892
Mohegan Tribal Gaming Authority
Term Loan B
5.50%, 06/15/2018 (B)	719,693	699,451
NPC International, Inc.
Term Loan B
4.75%, 12/28/2018 (B)	496,134	490,553
SeaWorld Parks & Entertainment, Inc.
Incremental Term Loan B3
4.00%, 05/14/2020 (B)	177,291	173,080
Term Loan B2
3.00%, 05/14/2020 (B)	248,047	232,544
TGI Friday’s, Inc.
1st Lien Term Loan
5.25%, 07/15/2020 (B)	703,345	698,949
Twin River Management Group, Inc.
Term Loan B
5.25%, 07/10/2020 (B)	463,396	457,025

		3,181,494

Independent Power and Renewable Electricity Producers - 0.7%
Exgen Texas Power LLC
Term Loan B
5.75%, 09/16/2021 (B)	989,841	613,702
Longview Power LLC
Term Loan B
7.00%, 04/13/2021 (B)	569,864	470,137

		1,083,839

Industrial Conglomerates - 1.0%
Gates Global, Inc.
Term Loan B
4.25%, 07/05/2021 (B)	744,347	669,292
Opal Acquisition, Inc.
1st Lien Term Loan
5.00%, 11/27/2020 (B)	993,820	807,479
Osmose Holdings, Inc.
1st Lien Term Loan B
4.75%, 07/29/2022 (B)	185,065	178,125

		1,654,896

Insurance - 0.9%
Alliant Holdings I, Inc.
Term Loan B
4.50%, 08/12/2022 (B)	146,467	142,348
Hub International, Ltd.
Term Loan B
4.00%, 10/02/2020 (B)	493,693	473,328

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2016 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Insurance (continued)
Hyperion Insurance Group, Ltd.
Term Loan B
5.50%, 04/29/2022 (B)	$ 194,684	$ 188,195
National Financial Partners Corp.
Term Loan B
4.50%, 07/01/2020 (B)	246,865	235,987
Sedgwick Claims Management Services, Inc.
Incremental 2nd Lien Term Loan
6.75%, 02/28/2022 (B)	500,000	440,000

		1,479,858

IT Services - 1.0%
CompuCom Systems, Inc.
Refi Term Loan B
4.25%, 05/11/2020 (B)	750,000	457,500
MoneyGram International, Inc.
Term Loan B
4.25%, 03/27/2020 (B)	992,347	906,343
USAGM HoldCo LLC
Term Loan
4.75%, 07/28/2022 (B)	199,161	190,199

		1,554,042

Life Sciences Tools & Services - 0.2%
Jaguar Holding Co. II
Term Loan B
4.25%, 08/18/2022 (B)	278,916	273,338

Machinery - 1.1%
Crosby US Acquisition Corp.
1st Lien Term Loan
4.00%, 11/23/2020 (B)	496,203	341,139
Dynacast International LLC
Term Loan B
4.50%, 01/28/2022 (B)	266,223	259,568
Navistar International Corp.
Term Loan B
6.50%, 08/07/2020 (B)	388,889	342,546
Paladin Brands Holding, Inc.
Term Loan B
7.25%, 08/16/2019 (B)	308,918	274,937
Rexnord LLC
1st Lien Term Loan B
4.00%, 08/21/2020 (B)	496,193	473,244

		1,691,434

Media - 2.9%
Acosta Holdco, Inc.
Term Loan
4.25%, 09/26/2021 (B)	741,894	705,170
Charter Communications Operating LLC
Term Loan E
3.00%, 07/01/2020 (B)	246,209	241,362
Checkout Holding Corp.
1st Lien Term Loan
4.50%, 04/09/2021 (B)	744,332	585,542
Cumulus Media Holdings, Inc.
Term Loan
4.25%, 12/23/2020 (B)	500,000	364,584
Delta 2 SARL
Term Loan B3
4.75%, 07/30/2021 (B)	750,000	705,156
Sesac Holdco II LLC
1st Lien Term Loan
5.25%, 02/08/2019 (B)	487,437	481,344

	Principal	Value
LOAN ASSIGNMENTS (continued)
Media (continued)
Townsquare Media, Inc.
Term Loan B
4.25%, 04/01/2022 (B)	$ 48,904	$ 48,251
Tribune Publishing Co.
Term Loan
5.75%, 07/07/2021 (B)	961,538	872,596
Univision Communications, Inc.
Term Loan C4
4.00%, 03/01/2020 (B)	494,750	482,793
Wenner Media LLC
Term Loan
6.00%, 05/19/2019 (B)	208,656	181,530

		4,668,328

Metals & Mining - 0.7%
Novelis, Inc.
Term Loan B
4.00%, 06/02/2022 (B)	751,116	693,843
WP CPP Holdings LLC
Term Loan B3
4.50%, 12/28/2019 (B)	502,117	464,459

		1,158,302

Multiline Retail - 0.4%
Neiman Marcus Group, Inc.
Term Loan
4.25%, 10/25/2020 (B)	741,804	643,284

Oil, Gas & Consumable Fuels - 1.1%
Jonah Energy LLC
2nd Lien Term Loan
7.50%, 05/12/2021 (B)	500,000	275,000
MEG Energy Corp.
Refi Term Loan
3.75%, 03/31/2020 (B)	492,288	381,769
Samchully Midstream 3 LLC
Term Loan B
5.75%, 10/20/2021 (B)	490,147	352,906
Southcross Energy Partners, LP
1st Lien Term Loan
5.25%, 08/04/2021 (B)	496,222	215,856
Western Refining, Inc.
Term Loan B
4.25%, 11/12/2020 (B)	496,203	463,949

		1,689,480

Pharmaceuticals - 0.6%
Alvogen Pharma US, Inc.
Term Loan
6.00%, 04/02/2022 (B)	68,635	66,920
DPx Holdings BV
Incremental Term Loan
4.25%, 03/11/2021 (B)	496,222	474,822
Endo Luxembourg Finance Co. I SARL
Term Loan B
3.75%, 09/26/2022 (B)	474,066	467,632

		1,009,374

Professional Services - 0.7%
Advantage Sales & Marketing, Inc.
1st Lien Term Loan
4.25%, 07/23/2021 (B)	496,231	473,901
2nd Lien Term Loan

The notes are an integral part of this report. Transamerica Funds	Page 8	January 31, 2016 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Professional Services (continued)
7.50%, 07/25/2022 (B)	$ 250,000	$ 216,875
IBC Capital, Ltd.
1st Lien Term Loan
4.75%, 09/09/2021 (B)	496,250	444,971

		1,135,747

Real Estate Investment Trusts - 0.3%
Caesars Growth Properties Holdings LLC
Term Loan
6.25%, 05/08/2021 (B)	496,222	417,653

Real Estate Management & Development - 0.2%
DTZ U.S. Borrower LLC
1st Lien Term Loan
4.25%, 11/04/2021 (B)	393,138	381,344

Road & Rail - 0.0% (H)
PODS LLC
2nd Lien Term Loan
9.25%, 02/02/2023 (B)	78,534	76,963

Semiconductors & Semiconductor Equipment - 0.5%
Avago Technologies Cayman, Ltd.
Term Loan B1
TBD, 02/01/2023 (G) (I)	438,153	430,607
NXP B.V.
Term Loan B	378,549	377,468

3.75%, 12/07/2020 (B)		808,075

Software - 2.6%
Applied Systems, Inc.
1st Lien Term Loan
4.25%, 01/25/2021 (B)	496,137	485,594
2nd Lien Term Loan
7.50%, 01/24/2022 (B)	250,000	229,687
Blackboard, Inc.
Term Loan B3
4.75%, 10/04/2018 (B)	744,361	707,763
BMC Software Finance, Inc.
Term Loan
5.00%, 09/10/2020 (B)	492,180	391,810
Epicor Software Corp.
1st Lien Term Loan
4.75%, 06/01/2022 (B)	468,246	447,877
First Data Corp.
Term Loan
3.93%, 09/24/2018 (B)	250,000	246,562
4.18%, 07/08/2022 (B)	160,944	157,955
Houghton Mifflin Harcourt Publishing Co.
Term Loan B
4.00%, 05/31/2021 (B)	642,685	626,618
Informatica Corp.
Term Loan
4.50%, 08/05/2022 (B)	52,834	50,364
RP Crown Parent LLC
Term Loan
6.00%, 12/21/2018 (B)	744,304	654,057
Sophia, LP
Term Loan B
4.75%, 09/30/2022 (B)	163,097	158,979

		4,157,266

Specialty Retail - 0.7%
Bass Pro Group LLC
Term Loan
4.00%, 06/05/2020 (B)	118,507	113,471

	Principal	Value
LOAN ASSIGNMENTS (continued)
Specialty Retail (continued)
Leslie’s Poolmart, Inc.
Term Loan
4.25%, 10/16/2019 (B)	$ 496,154	$ 480,495
PetSmart, Inc.
Term Loan B
4.25%, 03/11/2022 (B)	531,489	513,920

		1,107,886

Trading Companies & Distributors - 0.7%
BakerCorp International, Inc.
Term Loan
4.25%, 02/14/2020 (B)	744,289	625,203
Neff Rental LLC
2nd Lien Term Loan
7.25%, 06/09/2021 (B)	250,000	196,250
Univar, Inc.
Term Loan
4.25%, 07/01/2022 (B)	219,714	212,612

		1,034,065

Total Loan Assignments (Cost $52,187,011)		47,134,112

U.S. GOVERNMENT OBLIGATION - 0.3%
U.S. Treasury Note
2.25%, 11/15/2025	427,000	439,193

Total U.S. Government Obligation (Cost $427,562)		439,193

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 2.6%
U.S. Treasury Bill
0.10%, 02/18/2016 (J) (K)	386,000	385,962
0.13%, 02/11/2016 (J)	3,675,000	3,674,787

Total Short-Term U.S. Government Obligations (Cost $4,060,820)		4,060,749

	Shares	Value
SECURITIES LENDING COLLATERAL - 14.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.45% (J)	23,041,815	23,041,815

Total Securities Lending Collateral (Cost $23,041,815)		23,041,815

	Principal	Value
REPURCHASE AGREEMENT - 2.6%
State Street Bank & Trust Co. 0.03% (J), dated 01/29/2016, to be repurchased at $4,184,567 on 02/01/2016. Collateralized by a U.S. Government Obligation, 1.00%, due 05/31/2018, and with a value of $4,272,280.	$ 4,184,556	4,184,556

Total Repurchase Agreement (Cost $4,184,556)		4,184,556

Total Investments (Cost $190,635,144) (L)		180,923,787
Net Other Assets (Liabilities) - (14.4)%		(22,733,550)

Net Assets - 100.0%		$ 158,190,237

The notes are an integral part of this report. Transamerica Funds	Page 9	January 31, 2016 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	Short	(249)	03/21/2016	$—	$(897,185)

SECURITY VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at January 31, 2016
ASSETS
Investments
Asset-Backed Securities	$—	$19,489,589	$—	$19,489,589
Corporate Debt Securities	—	82,573,773	—	82,573,773
Loan Assignments	—	47,134,112	—	47,134,112
U.S. Government Obligation	—	439,193	—	439,193
Short-Term U.S. Government Obligations	—	4,060,749	—	4,060,749
Securities Lending Collateral	23,041,815	—	—	23,041,815
Repurchase Agreement	—	4,184,556	—	4,184,556

Total Investments	$23,041,815	$157,881,972	$—	$180,923,787

LIABILITIES
Other Financial Instruments
Futures Contracts (N)	$(897,185)	$—	$—	$(897,185)

Total Other Financial Instruments	$(897,185)	$—	$—	$(897,185)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the total aggregate value of 144A securities is $42,916,306, representing 27.1% of the Fund’s net assets.
(B)	Floating or variable rate security. The rate disclosed is as of January 31, 2016.
(C)	Illiquid security. Total aggregate value of illiquid securities is $4,076,396, representing 2.6% of the Fund’s net assets.
(D)	All or a portion of the security is on loan. The total value of all securities on loan is $22,573,005. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.
(G)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after January 31, 2016.
(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	All or a portion of the security represents unsettled loan commitments at January 31, 2016 where the rate will be determined at time of settlement.
(J)	Rate disclosed reflects the yield at January 31, 2016.
(K)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of all securities segregated as collateral to cover margin requirements for open futures contracts is $385,962.
(L)	Aggregate cost for federal income tax purposes is $190,635,144. Aggregate gross unrealized appreciation and depreciation for all securities is $320,646 and $10,032,003, respectively. Net unrealized depreciation for tax purposes is $9,711,357.
(M)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(N)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
TBD	To Be Determined

The notes are an integral part of this report. Transamerica Funds	Page 10	January 31, 2016 Form N-Q

Transamerica US Growth

SCHEDULE OF INVESTMENTS

At January 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 99.0%
Aerospace & Defense - 2.1%
Honeywell International, Inc.	142,308	$ 14,686,186
TransDigm Group, Inc. (A) (B)	30,800	6,921,684

		21,607,870

Beverages - 1.9%
Molson Coors Brewing Co., Class B	79,970	7,235,686
Monster Beverage Corp. (A)	95,196	12,854,316

		20,090,002

Biotechnology - 3.8%
Alkermes PLC (A)	108,958	3,487,746
Biogen, Inc. (A)	30,424	8,307,577
Gilead Sciences, Inc.	131,729	10,933,507
Incyte Corp. (A) (B)	73,125	5,159,700
Regeneron Pharmaceuticals, Inc., Class A (A)	26,400	11,090,376

		38,978,906

Building Products - 0.7%
Fortune Brands Home & Security, Inc. (B)	153,660	7,466,339

Capital Markets - 2.0%
BlackRock, Inc., Class A	43,510	13,673,453
Goldman Sachs Group, Inc.	43,400	7,011,704

		20,685,157

Chemicals - 2.2%
Sherwin-Williams Co.	49,979	12,778,131
Valspar Corp. (B)	129,095	10,112,011

		22,890,142

Communications Equipment - 1.2%
Cisco Systems, Inc.	339,047	8,065,928
NetScout Systems, Inc. (A)	205,205	4,422,168

		12,488,096

Consumer Finance - 0.5%
OneMain Holdings, Inc. (A)	190,220	5,027,515

Containers & Packaging - 1.1%
Crown Holdings, Inc. (A)	237,850	10,912,558

Diversified Financial Services - 0.9%
McGraw Hill Financial, Inc.	109,500	9,309,690

Electrical Equipment - 0.6%
Eaton Corp. PLC	116,820	5,900,578

Food & Staples Retailing - 4.9%
Costco Wholesale Corp.	134,189	20,278,642
CVS Health Corp.	195,865	18,918,600
Walgreens Boots Alliance, Inc.	142,320	11,345,750

		50,542,992

Food Products - 1.5%
Mondelez International, Inc., Class A	369,428	15,922,347

Health Care Equipment & Supplies - 0.9%
Medtronic PLC	124,400	9,444,448

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services - 3.8%
Aetna, Inc.	69,150	$ 7,042,236
Envision Healthcare Holdings, Inc. (A) (B)	186,407	4,119,595
McKesson Corp.	58,920	9,484,941
UnitedHealth Group, Inc.	165,700	19,082,012

		39,728,784

Health Care Technology - 1.2%
Cerner Corp. (A)	207,207	12,020,078

Hotels, Restaurants & Leisure - 3.7%
Hilton Worldwide Holdings, Inc.	617,560	10,998,744
Starbucks Corp.	331,850	20,166,524
Wynn Resorts, Ltd. (B)	102,498	6,902,215

		38,067,483

Household Durables - 0.8%
Mohawk Industries, Inc. (A)	52,330	8,708,235

Household Products - 1.8%
Colgate-Palmolive Co.	280,710	18,956,346

Insurance - 1.5%
Marsh & McLennan Cos., Inc.	223,530	11,920,855
Prudential Financial, Inc.	52,480	3,677,798

		15,598,653

Internet & Catalog Retail - 3.3%
Amazon.com, Inc. (A)	58,310	34,227,970

Internet Software & Services - 9.2%
Akamai Technologies, Inc. (A)	66,209	3,020,454
Alphabet, Inc., Class A (A)	45,137	34,365,055
Alphabet, Inc., Class C	33,099	24,590,902
Facebook, Inc., Class A (A)	248,023	27,830,661
Zillow Group, Inc., Class A (A)	93,380	2,023,545
Zillow Group, Inc., Class C (A) (B)	164,360	3,369,380

		95,199,997

IT Services - 8.2%
Accenture PLC, Class A	148,250	15,646,305
Alliance Data Systems Corp. (A)	35,570	7,106,530
Automatic Data Processing, Inc.	163,090	13,551,148
Cognizant Technology Solutions Corp., Class A (A)	205,940	13,038,062
Genpact, Ltd. (A)	327,735	7,839,421
Jack Henry & Associates, Inc. (B)	119,806	9,725,851
MasterCard, Inc., Class A	197,330	17,568,290

		84,475,607

Machinery - 2.8%
Illinois Tool Works, Inc., Class A	145,025	13,062,402
Middleby Corp. (A) (B)	103,742	9,374,127
Snap-on, Inc.	39,580	6,394,545

		28,831,074

Media - 3.3%
Comcast Corp., Class A	391,234	21,795,646
Twenty-First Century Fox, Inc., Class A	468,631	12,638,978

		34,434,624

Multiline Retail - 1.5%
Dollar Tree, Inc. (A)	183,725	14,940,517

Oil, Gas & Consumable Fuels - 0.9%
Concho Resources, Inc. (A)	102,270	9,728,945

The notes are an integral part of this report. Transmerica Funds	Page 1	January 31, 2016 Form N-Q

Transamerica US Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Personal Products - 1.6%
Estee Lauder Cos., Inc., Class A	195,320	$ 16,651,030

Pharmaceuticals - 5.6%
Allergan PLC (A)	83,550	23,764,127
Bristol-Myers Squibb Co.	337,339	20,968,992
Merck & Co., Inc.	262,518	13,301,787

		58,034,906

Professional Services - 2.9%
Equifax, Inc.	93,490	9,891,242
Nielsen Holdings PLC	228,431	11,001,237
Verisk Analytics, Inc., Class A (A) (B)	123,240	8,996,520

		29,888,999

Road & Rail - 1.3%
Hertz Global Holdings, Inc. (A)	563,238	5,114,201
JB Hunt Transport Services, Inc.	111,420	8,100,234

		13,214,435

Semiconductors & Semiconductor Equipment - 1.3%
Avago Technologies, Ltd., Class A (B)	60,298	8,062,446
Skyworks Solutions, Inc.	83,560	5,758,955

		13,821,401

Software - 6.5%
Activision Blizzard, Inc.	206,864	7,203,004
Intuit, Inc.	78,086	7,457,994
Microsoft Corp.	744,907	41,036,927
salesforce.com, Inc. (A)	114,838	7,815,874
ServiceNow, Inc. (A)	52,500	3,266,025

		66,779,824

Specialty Retail - 7.1%
Advance Auto Parts, Inc.	89,792	13,652,874
Lowe’s Cos., Inc.	254,416	18,231,450
Michaels Cos., Inc. (A) (B)	473,880	10,330,584
Ross Stores, Inc.	239,400	13,468,644
TJX Cos., Inc.	243,080	17,317,019

		73,000,571

Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	446,472	43,459,585

Tobacco - 2.2%
Altria Group, Inc.	370,733	22,655,494

Total Common Stocks (Cost $877,756,635)		1,023,691,198

SECURITIES LENDING COLLATERAL - 5.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.45% (C)	51,372,956	51,372,956

Total Securities Lending Collateral (Cost $51,372,956)		51,372,956

	Principal	Value
REPURCHASE AGREEMENT - 1.0%

State Street Bank & Trust Co. 0.03% (C), dated 01/29/2016, to be repurchased at $10,382,349 on 02/01/2016. Collateralized by a U.S. Government Agency Obligation, 1.23%, due 08/15/2018, and with a value of $10,593,332.

	$ 10,382,323	$ 10,382,323

Total Repurchase Agreement (Cost $10,382,323)		10,382,323

Total Investments (Cost $939,511,914) (D)		1,085,446,477
Net Other Assets (Liabilities) - (5.0)%		(51,668,554)

Net Assets - 100.0%		$ 1,033,777,923

The notes are an integral part of this report. Transmerica Funds	Page 2	January 31, 2016 Form N-Q

Transamerica US Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at January 31, 2016
ASSETS
Investments
Common Stocks	$1,023,691,198	$—	$—	$1,023,691,198
Securities Lending Collateral	51,372,956	—	—	51,372,956
Repurchase Agreement	—	10,382,323	—	10,382,323

Total Investments	$1,075,064,154	$10,382,323	$—	$1,085,446,477

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The total value of all securities on loan is $50,287,231. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at January 31, 2016.
(D)

Aggregate cost for federal income tax purposes is $939,511,914. Aggregate gross unrealized appreciation and depreciation for all securities is $211,698,762 and $65,764,199, respectively. Net unrealized appreciation for tax purposes is $145,934,563.

(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transmerica Funds	Page 3	January 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS

At January 31, 2016

(unaudited)

1. ORGANIZATION

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. The funds (each, a “Fund” and collectively, the “Funds”) are a series of the Trust and are listed below.

Fund	Fund
ClearTrack 2015	Transamerica Global Real Estate Securities
ClearTrack 2020	Transamerica Growth
ClearTrack 2025	Transamerica Growth Opportunities
ClearTrack 2030	Transamerica High Yield Bond
ClearTrack 2035	Transamerica High Yield Muni
ClearTrack 2040	Transamerica Income & Growth
ClearTrack 2045	Transamerica Inflation Opportunities
ClearTrack 2050	Transamerica Intermediate Bond
ClearTrack Retirement Income	Transamerica International Equity
Transamerica Asset Allocation – Conservative Portfolio	Transamerica International Equity Opportunities
Transamerica Asset Allocation – Growth Portfolio	Transamerica International Small Cap
Transamerica Asset Allocation – Moderate Growth Portfolio	Transamerica International Small Cap Value
Transamerica Asset Allocation – Moderate Portfolio	Transamerica Large Cap Value
Transamerica Bond	Transamerica Long/Short Strategy
Transamerica Capital Growth	Transamerica Managed Futures Strategy
Transamerica Commodity Strategy	Transamerica Mid Cap Growth
Transamerica Concentrated Growth	Transamerica Mid Cap Value
Transamerica Core Bond	Transamerica Mid Cap Value Opportunities
Transamerica Developing Markets Equity	Transamerica MLP & Energy Income
Transamerica Dividend Focused	Transamerica Money Market
Transamerica Dynamic Allocation	Transamerica Multi-Managed Balanced
Transamerica Dynamic Income	Transamerica Multi-Manager Alternative Strategies Portfolio
Transamerica Emerging Markets Debt	Transamerica Short-Term Bond
Transamerica Emerging Markets Equity	Transamerica Small Cap Core
Transamerica Enhanced Muni	Transamerica Small Cap Growth
Transamerica Event Driven	Transamerica Small Cap Value
Transamerica Flexible Income	Transamerica Small/Mid Cap Value
Transamerica Floating Rate	Transamerica Strategic High Income
Transamerica Global Bond	Transamerica Total Return
Transamerica Global Equity	Transamerica Unconstrained Bond
Transamerica Global Long/Short Equity (A)	Transamerica US Growth
Transamerica Global Multifactor Macro

(A)	Fund commenced operations on November 30, 2015.

Transamerica Commodity Strategy, Transamerica Emerging Markets Debt, Transamerica Event Driven, Transamerica Global Multifactor Macro, Transamerica Global Real Estate Securities, Transamerica High Yield Muni, Transamerica Managed Futures Strategy, and Transamerica MLP & Energy Income are “non-diversified” Funds, as defined under the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction.

Transamerica Funds	Page 1	January 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Funds’ investments, at January 31, 2016, is disclosed in the Security Valuation section of each Fund’s Schedule of Investments or Consolidated Schedule of Investments.

Under supervision and approval of the Board of Trustees (the “Board”), TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Funds use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Transamerica Funds	Page 2	January 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

3. SECURITY VALUATION (continued)

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETF”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the Net Asset Value (“NAV”) of the underlying funds. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. Investment companies and ETFs are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate and convertible bonds: The fair value of corporate and convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate and convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal bonds & notes and variable rate notes: The fair value of municipal bonds & notes and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Short-term notes: The Funds, with the exception of Transamerica Money Market (“Money Market”), normally value short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper is valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Money Market values all security positions using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Funds	Page 3	January 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

3. SECURITY VALUATION (continued)

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Funds’ Board. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Loan participations and assignments: The Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Funds to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Funds assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

Each Fund, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Funds that participate in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Funds have direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Funds may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Funds held no unsecured loan participations at January 31, 2016. Open secured loan participations and assignments at January 31, 2016, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Payment in-kind (“PIK”) securities: PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

PIKs held at January 31, 2016, if any, are identified in the Schedule of Investments or Consolidated Schedule of Investments.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at January 31, 2016, if any, are identified in the Schedule of Investments or Consolidated Schedule of Investments.

Restricted and illiquid securities: The Funds may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at January 31, 2016, if any, are identified in the Schedule of Investments or Consolidated Schedule of Investments.

Transamerica Funds	Page 4	January 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

TBA commitments held at January 31, 2016, if any, are identified in the Schedule of Investments or Consolidated Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): Certain Funds may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of a TIPS will be included as interest income, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at January 31, 2016, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

When-issued, delayed-delivery, and forward commitment transactions: The Funds may purchase or sell securities on a when-issued, delayed-delivery, and forward commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds engage in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Funds engage in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the Funds are not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Funds will segregate with their custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Funds if the other party to the transaction defaults on its obligation to make payment or delivery, and the Funds are delayed or prevented from completing the transaction. The Funds may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Funds sell a security on a delayed-delivery basis, the Funds do not participate in future gains and losses on the security.

When-issued, delayed-delivery, and forward commitment transactions held at January 31, 2016, if any, are identified in the Schedule of Investments or Consolidated Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Funds invest borrowing proceeds in other securities, the Funds will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Funds may borrow on a secured or on an unsecured basis. If the Funds enter into a secured borrowing arrangement, a portion of the Funds’ assets will be used as collateral. The 1940 Act requires the Funds to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Funds’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Funds may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street Bank and Trust Company (“State Street”) serves as securities lending agent to the Funds pursuant to a Securities Lending Agreement. The lending of securities exposes the Funds to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Funds in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act.

The value of loaned securities and related collateral outstanding at January 31, 2016, if any, are shown on a gross basis in the Schedule of Investments or Consolidated Schedule of Investments.

Transamerica Funds	Page 5	January 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Reverse repurchase agreements: The Funds, with the exception of Money Market, may enter into reverse repurchase agreements in which the Funds sell portfolio securities and agree to repurchase them from the buyer at a specified date and price. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Pursuant to the terms of the reverse repurchase agreements, the Funds’ custodian must segregate assets with an aggregate market value greater than or equal to 100% of the repurchase price. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Funds are obligated to repurchase under the agreement may decline below the repurchase price. The Funds are subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Funds. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in the Funds exercising their rights under the agreement, or those rights may be limited by other contractual agreements.

For the period ended January 31, 2016, the Fund’s average borrowings are as follows:

Fund	Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
Transamerica Total Return	$18,387,524	92	0.42%

Open reverse repurchase agreements at January 31, 2016, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Sale-buyback: The Funds may enter into sale-buyback financing transactions. The Funds account for sale-buyback financing transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Sale-buyback financing transactions involve sales by the Funds of securities and simultaneously contracts to repurchase the same or substantially similar securities at an agreed upon price and date.

The Funds forgo principal and interest paid during the roll period on the securities sold in a sale-buyback financing transaction. The Funds are compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “price drop”), as well as by any interest earned on the proceeds of the securities sold. Sale-buyback financing transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Sale-buyback financing transactions expose the Funds to risks such as, the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Funds, the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price. The Funds’ obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Funds’ forward commitment to repurchase the subject security.

For the period ended January 31, 2016, the Fund’s average borrowings are as follows:

Fund	Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
Transamerica Total Return	$1,197,402	22	0.19%

Open sale-buyback financing transactions at January 31, 2016, if any, are identified in the Schedule of Investments or Consolidated Schedule of Investments.

Repurchase agreements: In a repurchase agreement, the Funds purchase a security and simultaneously commit to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Funds’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Funds and their counterparties that provide for the net settlement of all transactions and collateral with the Funds, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments or Consolidated Schedule of Investments are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments or Consolidated Schedule of Investments, exceeds the value of each repurchase agreement at January 31, 2016.

Open repurchase agreements at January 31, 2016, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Transamerica Funds	Page 6	January 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Line of credit: Transamerica Event Driven has entered into an agreement with Citibank, N.A. to provide a $60 million committed line of credit to the Fund to be utilized for the purpose of purchasing or carrying securities. Interest is charged to the Fund based on its borrowings at a rate per year of 1.20% plus the one-month London Interbank Offered Rate (“LIBOR”) rate. The Fund has agreed to pay commitment fees of 0.15% per year on the unused portion of the line of credit during the preceding calendar month.

For the period ended January 31, 2016, the Fund’s average borrowings are as follows:

Fund	Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
Transamerica Event Driven	$15,000,000	92	1.48%

Short sales: A short sale is a transaction in which the Funds sell securities they do not own, but have borrowed, in anticipation of a decline in the fair market value of the securities. The Funds are obligated to replace the borrowed securities at the market price at the time of replacement. The Funds’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Funds consider the short sale to be a borrowing by the Funds that is subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Funds may be unable to replace borrowed securities sold short.

Open short sale transactions at January 31, 2016, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Funds’ investment objectives allow the Funds to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Funds’ investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Funds.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Funds. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Funds’ exposure to market risk factors and other associated risks are discussed by derivative type as follows:

Option contracts: The Funds are subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Funds, with the exception of Transamerica High Yield Bond and Money Market, may enter into option contracts to manage exposure to various market fluctuations. The Funds may purchase or write call and put options on securities and derivative instruments in which each Fund owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Transamerica Funds	Page 7	January 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Options on exchange-traded funds and/or securities: The Funds may purchase or write options on ETFs and/or securities. Purchasing or writing options on ETFs and/or securities gives the Funds the right, but not the obligation to buy or sell a specified ETF and/or security as an underlying instrument for the option contract.

Options on indices: The Funds may purchase or write options on indices. Purchasing or writing an option on indices gives the Funds the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Options on futures: The Funds may purchase or write options on futures. Purchasing or writing options on futures gives the Funds the right, but not obligation to buy or sell a position on a futures contract at the specified option exercise price at any time during the period of the option.

Options on foreign currency: The Funds may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Funds the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Credit default swaptions: The Funds may purchase or write credit default swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. Purchasing or writing credit default swaptions gives the Funds the right, but not the obligation to buy or sell credit protection on a specific reference with a specific maturity.

Interest rate swaptions: The Funds may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Funds pay premiums, which are treated as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Funds write a covered call or put option, the premium received is marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Funds could result in the Funds selling or buying a security or currency at a price different from the current market value.

As of January 31, 2016, transactions in written options are as follows:

Call Options
Transamerica Event Driven	Amount of Premiums	Number of Contracts
Balance at October 31, 2015	$—	—
Options written	18,451	180
Options closed	(18,451)	(180)
Options expired	—	—
Options exercised	—	—

Balance at January 31, 2016	$—	—

	Call Options
Transamerica MLP & Energy Income	Amount of Premiums	Number of Contracts
Balance at October 31, 2015	$—	—
Options written	240,024	3,030
Options closed	—	—
Options expired	(185,677)	(1,780)
Options exercised	—	—

Balance at January 31, 2016	$54,347	1,250

Transamerica Funds	Page 8	January 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

	Call Options			Put Options
Transamerica Total Return	Amount of Premiums	Number of Contracts		Amount of Premiums		Number of Contracts
Balance at October 31, 2015	$44,960		97		$—		—
Options written	72,192		262		73,794		278
Options closed	—		—		—		—
Options expired	(89,377)		(252)		(73,794)		(278)
Options exercised	(27,775)		(107)		—		—

Balance at January 31, 2016	$—		—		$—		—

As of January 31, 2016, transactions in written foreign exchange options and swaptions are as follows:
	Call Options
Transamerica Total Return	Amount of Premiums	Notional Amount		Notional Amount		Notional Amount
Balance at October 31, 2015	$485,064	AUD	7,400,000	EUR	16,100,000	USD	71,400,000
Options written	367,660		—		13,500,000		24,600,000
Options closed	(42,941)		(1,100,000)		(5,300,000)		—
Options expired	(251,269)		(6,300,000)		(16,900,000)		(52,800,000)
Options exercised	(7,668)		—		(1,000,000)		—

Balance at January 31, 2016	$550,846	AUD	—	EUR	6,400,000	USD	43,200,000

	Put Options
Transamerica Total Return	Amount of Premiums	Notional Amount		Notional Amount		Notional Amount
Balance at October 31, 2015	$792,532	AUD	—	EUR	—	USD	139,400,000
Options written	312,353		6,500,000		15,200,000		45,400,000
Options closed	—		—		—		—
Options expired	(146,826)		—		(6,900,000)		(25,500,000)
Options exercised	—		—		—		—

Balance at January 31, 2016	$958,059	AUD	6,500,000	EUR	8,300,000	USD	159,300,000

Open option contracts at January 31, 2016, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Funds and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Funds, with the exception of Money Market, enter into credit default, cross-currency, interest rate, total return, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available.

Credit default swap agreements: The Funds are subject to credit risk in the normal course of pursuing their investment objectives. The Funds enter into credit default swap agreements to manage their exposure to the market or certain sectors of the market to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Funds’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty, and by the posting of collateral.

Transamerica Funds	Page 9	January 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Certain Funds sell credit default swap agreements, which exposes them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swap agreements is disclosed in the Schedule of Investments or Consolidated Schedule of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swap agreements is included in the footnotes to the Schedule of Investments or Consolidated Schedule of Investments. If a defined credit event had occurred during the period, the swap agreements’ credit-risk-related contingent features would have been triggered, and the Funds would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because the Funds hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Funds enter into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. Funds with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty, and by the posting of collateral.

Total return swap agreements: The Funds are subject to commodity risk, equity risk, and other risks related to the underlying investments of the swap agreement in the normal course of pursuing their investment objectives. The value of the commodity-linked investments held by the Funds can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting a Fund’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference entity, which may be an equity, index, or bond, and in return receives a regular stream of payments.

Open OTC and centrally cleared swap agreements at January 31, 2016, if any, are listed in the Schedule of Investments or Consolidated Schedule of Investments.

Futures contracts: The Funds are subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Funds, with the exception of Money Market, use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Funds, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at January 31, 2016, if any, are listed in the Schedule of Investments or Consolidated Schedule of Investments.

Forward foreign currency contracts: The Funds are subject to foreign exchange rate risk exposure in the normal course of pursuing their investment objectives. The Funds, with the exception of Money Market, may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Additionally, Transamerica Bond and Transamerica Managed Futures Strategy utilize forward foreign currency contracts for speculative purposes. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at January 31, 2016, if any, are listed in the Schedule of Investments or Consolidated Schedule of Investments.

7. RISK FACTORS

Investing in the Funds may involve certain risks, as discussed in the Funds’ prospectuses, including but not limited to the following:

Arbitrage strategy risk: Securities purchased pursuant to an arbitrage strategy intend to take advantage of a perceived relationship between the values of two or more securities and may not perform as expected.

Transamerica Funds	Page 10	January 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

7. RISK FACTORS (continued)

Commodity risk: The risk of investing in commodities, or instruments whose performance is linked to the price of an underlying commodity or commodity index, include regulatory, economic and political developments, weather events and natural disasters and market disruptions. The commodities markets may be subject to greater volatility than investments in more traditional securities, such as stocks and bonds. Commodities and commodity-linked investments may be less liquid than other investments. Commodity-linked investments are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer’s creditworthiness deteriorates.

Emerging market risk: Investments in the securities of issuers located in or principally doing business in emerging markets are subject to foreign investments risks. These risks are greater for investments in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because these market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Fixed income risk: The market prices of fixed income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the market value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines.

Foreign investment risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of investments may decline because of factors affecting a particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

Growth risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to larger price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

High-yield debt risk: High-yield debt securities, commonly referred to as “junk bonds,” are securities that are rated below “investment grade” (securities rated below Baa/BBB) or, if unrated, determined to be below investment grade by the sub-adviser. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

Inflation-protected security risk: Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation. Also, the inflation index utilized by a particular inflation-protected security may not accurately reflect the true rate of inflation, in which case the market value of the security could be adversely affected.

Master limited partnership (“MLP”) risk: Investments in MLPs involve risks that differ from investments in corporate issuers, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, certain tax risks, and risks related to the general partner’s right to require unit holders to sell their common units at an undesirable time or price. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in these sectors could have an adverse impact on an investment in MLPs. The yields for equity and debt securities of MLPs and other issuers in the energy sector are susceptible in the short-term to fluctuations in interest rates and the value of investments in such securities may decline if interest rates rise. The value of an investment in MLPs depends to a significant extent on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet the legal requirements to maintain partnership status, it could be taxed as a corporation and there could be a material decrease in the value of its securities.

Money market risk: There is no assurance a money market fund will avoid principal losses if its holdings default or are downgraded or if interest rates rise sharply in an unusually short period. In addition, a money market fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of an investment, it is possible to lose money by investing in it.

Mortgage-related and asset-backed security risk: The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Unlike mortgage-related securities issued or guaranteed by agencies of the U.S. government or government-sponsored entities, mortgage-related securities issued by private issuers do

Transamerica Funds	Page 11	January 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2016

(unaudited)

7. RISK FACTORS (continued)

not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets. The risk of default is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less information available than for other types of debt securities.

Municipal security risk: Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities, potentially resulting in defaults. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors.

Real estate investment trusts (“REIT”) and real estate risk: Investments in the real estate industry and REITs are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in operating expenses, property taxes or interest rates. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition, REITs are subject to a number of highly technical tax-related rules and requirements; and the failure to qualify as a REIT could result in corporate-level taxation, significantly reducing the return on an investment.

Small and medium capitalization risk: Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions than large capitalization companies. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate, and may offer greater potential for losses.

8. NEW ACCOUNTING PRONOUNCEMENTS

In July 2014, the Securities and Exchange Commission voted to amend Rule 2a-7, which governs money market funds. A significant change resulting from these amendments is a requirement that institutional prime and institutional municipal money market funds transact fund shares based on a market-based NAV. Government, treasury, retail prime and retail municipal money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). The amendments have staggered compliance dates; however, the majority of these amendments will be effective on October 14, 2016, two years after the effective date for the rule amendments. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact to the Funds’ financial statements.

In May 2015, the Financial Accounting Standards Board issued Accounting Standards Update No. 2015-07, “Disclosures for Investments in Certain Entities that Calculate NAV per Share (or its Equivalent)”. The guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Sufficient information must be provided to permit reconciliation of the fair value of assets categorized within the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The guidance is required to be presented for annual periods beginning after December 15, 2015, and for interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Funds’ financial statements.

9. SUBSEQUENT EVENTS

Effective February 15, 2016, Transamerica Enhanced Muni changed its name to Transamerica Intermediate Muni.

Effective March 1, 2016, the Board has approved a new investment sub-advisory agreement with Alta Capital Management, LLC to which will serve as a sub-adviser to Transamerica Growth Opportunities. Additionally, the Fund changed its name to Transamerica Multi-Cap Growth.

Management has evaluated subsequent events and determined that no other material events or transactions would require recognition or disclosure.

Transamerica Funds	Page 12	January 31, 2016 Form N-Q

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the date of this filing and concluded that the Registrant’s disclosure control and procedures were effective as of that date.

(b)

There was no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Funds
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date: March 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	March 24, 2016

By:	/s/ Vincent J. Toner
Vincent J. Toner
Vice President and Treasurer
(Principal Financial Officer)
Date:	March 24, 2016